UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: September 30

Date of reporting period: September 30, 2019

Item 1. Reports to Shareholders.

Annual Report
September 30, 2019
SPDR® Index Shares Funds
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The EURO STOXX® Small Index is designed to provide a representation of small companies across the Eurozone. The Eurozone consists of European Union countries that have adopted the Euro as their currency. The Index consists of the Eurozone stocks included in the STOXX® Europe Small 200 Index.
The MSCI ACWI Low Carbon Target Index is designed to address two dimensions of carbon exposure - carbon emissions and fossil fuel reserves, expressed as potential emissions. By overweighting companies with low carbon emissions (relative to sales) and those with low potential carbon emissions (per dollar of market capitalization), the Index reflects a lower carbon exposure than that of the broad market. The Index is designed to achieve a target level of tracking relative to a broad market index (such as the Parent Index) while minimizing the carbon exposure. The Index is a subset of the MSCI ACWI Index (the "Parent Index"), which measures the combined equity market performance of developed and emerging market countries.
The Solactive GBS Canada Large & Mid Cap USD Index NTR is a free float-adjusted market capitalization index that is designed to measure the equity market performance of large- and mid-cap companies in Canada. Securities eligible for inclusion in the Index include common stock, preferred stock, real estate investment trusts ("REITs") and depositary receipts.
The MSCI EAFE (Europe, Australasia, Far East) ex Fossil Fuels Index is designed to measure the performance of companies in the MSCI EAFE Index that are "fossil fuel reserves free," which are defined as companies that do not own fossil fuel reserves. For purposes of the composition of the Index, fossil fuel reserves are defined as proved and probable coal, oil or natural gas reserves used for energy purposes, but do not include metallurgical or coking coal, which is primarily used in connection with steel production. The Index is a subset of the MSCI EAFE Index (the "Parent Index"), which serves as the initial universe of eligible securities for the Index. The Parent Index captures large and mid-capitalization representation across developed market Europe, Australasia, and Far East ("EAFE") countries, excluding the United States and Canada.
The MSCI EAFE Factor Mix A-Series Index captures large- and mid-cap representation across 21 developed market EAFE countries and aims to represent the performance of value, low volatility, and quality factor strategies. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI EAFE Value Weighted Index, the MSCI EAFE Minimum Volatility Index, and the MSCI EAFE Quality Index.
The MSCI Emerging Markets ex Fossil Fuels Index is designed to measure the performance of companies in the MSCI Emerging Markets Index that are "fossil fuel reserves free," which are defined as companies that do not own fossil fuel reserves. For purposes of the composition of the Index, fossil fuel reserves are defined as proved and probable coal, oil or natural gas reserves used for energy purposes, but do not include metallurgical or coking coal, which is primarily used in connection with steel production. The Index is a subset of the MSCI Emerging Markets Index (the "Parent Index"), which serves as the initial universe of eligible securities for the Index. The Parent Index captures large and mid-capitalization representation across 23 emerging market countries.
The MSCI Emerging Markets (EM) Factor Mix A-Series Index captures large- and mid-cap representation across 24 emerging markets countries and aims to represent the performance of value, low volatility, and quality factor strategies. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI EM Value Weighted Index, the MSCI EM Minimum Volatility Index, and the MSCI EM Quality Index.
The Solactive GBS Germany Large & Mid Cap USD Index NTR is a free float-adjusted market capitalization index that is designed to measure the equity market performance of large- and mid-cap companies in Germany. Securities eligible for inclusion in the Index include common stock, preferred stock, REITs and depositary receipts.
See accompanying notes to financial statements.
1

The Solactive GBS Japan Large & Mid Cap USD Index NTR is a free float-adjusted market capitalization index that is designed to measure the equity market performance of large- and mid-cap companies in Japan. Securities eligible for inclusion in the Index include common stock, preferred stock, REITs and depositary receipts.
The Solactive GBS United Kingdom Large & Mid Cap USD Index NTR is a free float-adjusted market capitalization index that is designed to measure the equity market performance of large- and mid-cap companies in the United Kingdom. Securities eligible for inclusion in the Index include common stock, preferred stock, REITs and depositary receipts.
The MSCI World Factor Mix A-Series Index captures large-and mid-cap representation across 23 developed countries and aims to represent the performance of value, low volatility, and quality factor strategies. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI World Value Weighted Index, the MSCI World Minimum Volatility Index, and the MSCI World Quality Index.
The S&P® Asia Pacific Emerging BMI Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in emerging Asian Pacific markets. The Index component securities are a subset, based on region, of component securities included in the S&P Global BMI (Broad Market Index). The S&P Global BMI is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. A country will be eligible for inclusion in the S&P Global BMI if it is classified as either a developed or emerging market by the S&P Global Equity Index Committee. The Index is “float-adjusted,” meaning that only those shares publicly available to investors are included in the Index calculation.
The S&P Global Dividend Aristocrats Index is designed to measure the performance of high dividend-yield companies included in the S&P Global BMI (Broad Market Index) that have followed a managed-dividends policy of increasing or stable dividends for at least ten consecutive years. To be included in the Index, stocks must meet the following criteria: (i) increased dividends or maintained stable dividends every year for at least ten consecutive years; (ii) a float-adjusted market capitalization greater than $1 billion as of the last business day of December (the "Rebalancing Reference Date"); (iii) a three-month average daily value traded greater than $5 million prior to the Rebalancing Reference Date; (iv) new constituents must have a maximum 100% dividend payout ratio and current constituents must have a non-negative dividend payout ratio; and (v) a maximum indicated dividend yield of 10% as of the Rebalancing Reference Date.
The S&P Global Infrastructure Index is comprised of 75 of the largest publicly listed infrastructure companies that meet specific investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global infrastructure industry, from both developed markets and emerging markets. The Index includes publicly traded companies with stock traded on a developed market exchange with float-adjusted market capitalizations of a minimum of $100 million and minimum total market capitalizations of $250 million. Stocks must satisfy liquidity thresholds on 3 month average daily value trading of $1 million for developed markets and $500,000 for emerging markets. Fifteen emerging market stocks are chosen first, based on the highest float-adjusted market capitalization of the parent company, with no more than 10 chosen from each of the three subsets of infrastructure companies represented in the Index (i.e., transportation, utilities and energy infrastructure). The 60 largest developed market stocks, based on floatadjusted market capitalization, are then chosen to complete the index. The developed market stocks are chosen such that there are a total of 30 transportation, 30 utilities and 15 energy infrastructure companies in the Index.
The Solactive GBS Hong Kong Large & Mid Cap USD Index NTR is a free float-adjusted market capitalization index that is designed to measure the equity market performance of large- and mid-cap companies in Hong Kong. A company’s free float-adjusted market capitalization is calculated by multiplying the number of shares readily available in the market by the price of such shares. Companies with a larger free float-adjusted market capitalization make up a proportionally larger portion of the Index. The initial universe of securities eligible for inclusion in the Index include common stock, preferred stock, REITs and depositary receipts".
See accompanying notes to financial statements.
2

SPDR EURO STOXX Small Cap ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR EURO STOXX Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization Eurozone equity securities. The Fund’s benchmark is the EURO STOXX Small Index (the “Index”).
For the 12-month period ended September 31, 2019 (the “Reporting Period”), the total return for the Fund was –2.59%, and the Index was –2.50%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
In the fourth quarter of 2018, signs of sluggish growth weighed across continental Europe which led to a change in commentary from the European Central Bank. Mario Draghi (President of the ECB) acknowledged the “loss of growth in momentum” and in December effectively ended its quantitative easing program even as Draghi noted that incoming data had been weaker than expected and referenced geopolitical factors, protectionism and financial market volatility as key risks. The Fund declined 13.09% for the quarter. The first quarter of 2019 European equity markets rose as many of the supportive trends applicable to risk sentiment globally also benefited European shares. The ECB acknowledged the forecast for slower growth conditions in Europe and the flexibility to use a variety of tools to stimulate sustained inflation reinforced market confidence in central bank support. The Fund increased 9.27% for the quarter. The second quarter of 2019 was helped by the ECB President Mario Draghi’s comments that the bank was prepared to provide further monetary policy support. In the middle of the quarter the ECB reiterated that interest rates should remain at current levels through the end of the year. The Fund increased 5.84% for the quarter. The third quarter of 2019 was hurt by weakening currencies, weak economic data, and a warning from the ECB that stronger policies would likely be needed to help support growth. These factors led the Fund to decrease 3.08%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were arGEN-X SE, ASM International N.V., and Altran Technologies SA. The top negative contributors to the Fund’s performance during the Reporting Period were ANDRITZ AG, Fuchs Petrolub SE Pref, and AIB Group PLC.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR EURO STOXX Small Cap ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	EURO STOXX Small Index	Net Asset Value	Market Value	EURO STOXX Small Index
ONE YEAR	– 2.59%	– 2.39%	– 2.50%	– 2.59%	– 2.39%	– 2.50%
FIVE YEARS	24.88%	24.91%	25.42%	4.54%	4.55%	4.63%
SINCE INCEPTION(1)	5.62%	5.37%	6.48%	1.03%	0.99%	1.19%

(1)	For the period June 4, 2014 to September 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR EURO STOXX Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR EURO STOXX Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
ASM International NV	1.5%
Euronext NV	1.5
Recordati SpA	1.5
Kesko Oyj Class B	1.5
OSRAM Licht AG	1.5
Amundi SA	1.4
Carl Zeiss Meditec AG	1.4
Jeronimo Martins SGPS SA	1.4
Orion Oyj Class B	1.3
IMCD NV	1.3
TOTAL	14.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Industrials	19.1%
Financials	15.5
Health Care	11.4
Communication Services	9.5
Real Estate	8.9
Information Technology	8.3
Consumer Staples	8.1
Consumer Discretionary	5.7
Utilities	5.3
Materials	4.9
Energy	3.0
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR MSCI ACWI Low Carbon Target ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI ACWI Low Carbon Target ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks securities of publicly-traded companies in developed and emerging markets while seeking to minimize carbon exposure. The Fund’s benchmark is the MSCI ACWI Low Carbon Target Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 2.25%, and the Index was 2.15%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Tax withholding and compounding contributed to the difference between the Fund’s performance and that of the Index.
The reporting period kicked off with a thud, as the Fund returned double digit negative percentage points in the 4th quarter of 2018. US equities exhibited their worst quarterly performance since 2011 when the market was facing debt ceiling negotiations and a credit rating downgrade from Standard & Poor’s. Although volatility prevailed during the entirety of the quarter, October and December were particularly vicious. Equity markets in Asia-Pacific & Europe were not immune to the risk aversion that permeated global capital markets, as a host of factors relating to rising interest rates and both economic growth as well as trade concerns had international markets reeling as well. The first quarter of 2019 exhibited a sharp snap back in Fund performance and after a vigorous rally, many markets were within spitting distance of the highs notched during the summer and fall of 2018. The concomitant effect of lowered growth expectations was a global about-face on the part of central banks and a reason to shift away from their tilt toward tighter monetary policy. That shift, together with skeptical sentiment, less-than-aggressive positioning, and economic data that was sufficiently mixed to ward off immediate recession fears, allowed many equity and commodity markets to print double digit advances during the first quarter of 2019. The momentum continued into the 2nd, during which the Fund posted a positive return once again. April marked another solid month for growth assets as investors embraced optimism about trade policy between the United States and China, and earnings results continued to outpace analyst estimates. But as quick as the monthly calendar turned, investors were met with increasingly uncomfortable developments. On the very first day of May, Federal Reserve (Fed) Chair Jerome Powell pushed back on market expectations for interest rate cuts by suggesting that recent low levels of inflation were likely transitory. However in June, another wave of central bank accommodation was the proximate source of the upward moves in global markets, with both the European Central Bank and the Fed indicating that further policy tools and interest rate cuts would be used to support economic growth. Oil prices fell into a bear market during May’s trade-induced weakness, but then recovered to finish the quarter just below levels prevailing at the start of the quarter. The third quarter 2019 was marked by volatility in which the Fund was able to just eek out a small marginally positive return.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Microsoft Corporation, Procter & Gamble Company, and Nestle S.A. The top negative contributors to the Fund’s performance during the Reporting Period were Schlumberger NV, Amazon.com, Inc., and Barrick Gold Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR MSCI ACWI Low Carbon Target ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI Low Carbon Target Index	Net Asset Value	Market Value	MSCI ACWI Low Carbon Target Index
ONE YEAR	2.25%	2.64%	2.15%	2.25%	2.64%	2.15%
SINCE INCEPTION(1)	36.04%	36.18%	34.63%	6.55%	6.58%	6.33%

(1)	For the period November 25, 2014 to September 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/25/14, 11/26/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI ACWI Low Carbon Target ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30% (0.20% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive its management fee and/or reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the Fund, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.20% of the Fund’s average daily net assets.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR MSCI ACWI Low Carbon Target ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Apple, Inc.	2.3%
Microsoft Corp.	2.2
Amazon.com, Inc.	1.5
Facebook, Inc. Class A	0.9
Alphabet, Inc. Class A	0.8
JPMorgan Chase & Co.	0.8
Johnson & Johnson	0.8
Alphabet, Inc. Class C	0.8
Nestle SA	0.7
Procter & Gamble Co.	0.7
TOTAL	11.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Financials	17.8%
Information Technology	16.4
Industrials	11.9
Health Care	11.2
Consumer Discretionary	11.0
Communication Services	8.9
Consumer Staples	8.4
Energy	3.7
Materials	3.7
Real Estate	3.3
Utilities	3.1
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR Solactive Canada ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Solactive Canada ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Canada. The Fund’s benchmark is the Solactive GBS Canada Large & Mid Cap USD Index NTR (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 4.61%, and the Index was 4.35%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Dividend tax withholding differences, and securities lending contributed to the difference between the Fund’s performance and that of the Index.
The Solactive Canada Index had an erratic start to the fiscal year losing 14.5% of its value in fiscal Q1 and then recouping all of that loss, plus an extra percent in fiscal Q2. For the full period, the Index gained 4.35%, beating the MSCI Canada Index by 1.4% overall and outpacing it in each of the four fiscal quarters along the way. In October of 2018, The Bank of Canada raised its policy rate by 0.25% to a 1.75% ceiling, the highest it has reached in close to a decade. Though the move designed to combat inflation was widely expected, it created some turmoil in the commodities markets leading to a decline in the Canadian Dollar relative to the US Dollar. As the calendar turned to 2019, however, oil prices fully recovered buoying the Energy sector. This outcome paired with impressive employment growth led to rebounds in both the local currency as well as Canadian equities. In May of 2019, the US lifted tariffs on steel and aluminum produced in Canada (as well as Mexico) leading to a two quarter “winning streak” for the Canadian market. A positive Monetary Policy Report produced by the Bank of Canada in July solidified a modest gain for the last fiscal quarter to keep the positive momentum going as the fiscal year ended.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Shopify, Inc. Class A, TC Energy Corporation, and Enbridge Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Canadian Natural Resources Limited, Encana Corporation, and Suncor Energy Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR Solactive Canada ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value(1)	Solactive GBS Canada Large & Mid Cap USD Index NTR(2)	Net Asset Value	Market Value(1)	Solactive GBS Canada Large & Mid Cap USD Index NTR(2)
ONE YEAR	4.61%	4.48%	4.35%	4.61%	4.48%	4.35%
FIVE YEARS	13.72%	14.30%	13.72%	2.60%	2.71%	2.61%
SINCE INCEPTION(3)	13.42%	13.48%	13.39%	2.40%	2.41%	2.40%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective September 18, 2018, the Fund’s benchmark index changed from the MSCI Canada Factor Mix A-Series Capped Index to the Solactive GBS Canada Large & Mid Cap USD Index NTR. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for respective periods prior to September 18, 2018.
(2)	The Solactive GBS Canada Large & Mid Cap USD Index NTR inception date was July 24, 2018. Index returns represent the Fund’s prior benchmark index from June 11, 2014 through September 17, 2018 and the Solactive GBS Canada Large & Mid Cap USD Index NTR from September 18, 2018 through September 30, 2019.
(3)	For the period June 11, 2014 to September 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR Solactive Canada ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20% (0.14% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the Fund, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.14% of the Fund’s average daily net assets.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR Solactive Canada ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Royal Bank of Canada	7.6%
Toronto-Dominion Bank	7.0
Enbridge, Inc.	4.6
Bank of Nova Scotia	4.5
Canadian National Railway Co.	4.2
Suncor Energy, Inc.	3.2
TC Energy Corp.	3.1
Bank of Montreal	3.1
BCE, Inc.	2.9
Brookfield Asset Management, Inc. Class A	2.7
TOTAL	42.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Financials	36.2%
Energy	17.4
Industrials	10.6
Materials	9.3
Communication Services	6.2
Information Technology	5.4
Consumer Staples	4.3
Consumer Discretionary	4.0
Utilities	3.6
Real Estate	1.7
Health Care	0.6
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(3.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI EAFE Fossil Fuel Reserves Free ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the MSCI EAFE ex Fossil Fuels Index. The Fund’s benchmark is the MSCI EAFE ex Fossil Fuels Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was –0.79%, and the Index was –0.79%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, tax witholdings and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The first quarter of the Reporting Period was characterized by high volatility, with global markets falling dramatically on concerns of international trade wars, particularly between the U.S. and China, and the possibility of central bank over-tightening. Unfortunately, with regard to the Federal Reserve, no clarity was provided on its intentions and its additional quarter-point rate hike in December did nothing to quell fears. By the end of 2018, markets had sold off significantly.
Fortunately, the Fed realized its error in poor communication and enlisted the help of former Fed Chairs in January to clarify its dovish stance. Markets promptly rebounded, regaining most, if not all, of what had been lost in 2018’s fourth quarter by the end of 2019’s first quarter. The Fed’s decision to keep rates flat in March added more support to the market’s advances.
But this strong rebound was reversed in May, as concerns about a U.S.-China trade war resurfaced. Negotiations seemed to be going well until a surprise statement by President Trump in early May claimed that China was breaking promises, and that tariffs would be increased in response. However, the market regained its footing as prospects for a more accommodating Fed were solidified with another decision to keep rates flat in June.
The final quarter of the Reporting Period was once again volatile, as uncertainties around Brexit and the U.S.-China trade war continued to persist. In addition, concerns about softening global economic growth grew stronger. Some of this uncertainty was countered by two rate cuts by the Fed in August and September, which caused markets to rebound into the final month of the Reporting Period.
With regard to Fossil Fuel companies, both the Fund and the Index slightly outperformed their MSCI EAFE Index counterpart during the Reporting Period. Because Fossil Fuel companies had slightly lower returns than the overall MSCI EAFE Index, the exclusion of such companies boosted the relative performance of the Index.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Nestle S.A., Roche Holding AG, and Novartis AG. The top negative contributors to the Fund’s performance during the Reporting Period were Teva Pharmaceutical Industries Limited, British American Tobacco p.l.c., and SoftBank Group Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI EAFE ex Fossil Fuels Index	Net Asset Value	Market Value	MSCI EAFE ex Fossil Fuels Index
ONE YEAR	– 0.79%	– 0.59%	– 0.79%	– 0.79%	– 0.59%	– 0.79%
SINCE INCEPTION(1)	21.70%	22.32%	21.42%	6.91%	7.10%	6.84%

(1)	For the period October 24, 2016 to September 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/16, 10/25/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI EAFE Fossil Fuel Reserves Free ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30% (0.20% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive its management fee and/or reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the Fund, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.20% of the Fund’s average daily net assets.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Nestle SA	2.6%
Roche Holding AG	1.6
Novartis AG	1.5
HSBC Holdings PLC	1.2
Toyota Motor Corp.	1.2
AstraZeneca PLC	0.9
SAP SE	0.9
AIA Group, Ltd.	0.9
LVMH Moet Hennessy Louis Vuitton SE	0.9
GlaxoSmithKline PLC	0.8
TOTAL	12.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Financials	19.9%
Industrials	15.9
Consumer Staples	12.9
Health Care	12.5
Consumer Discretionary	12.1
Information Technology	7.3
Materials	6.1
Communication Services	5.8
Real Estate	3.8
Utilities	2.7
Energy	0.2
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(3.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR MSCI EAFE StrategicFactors ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI EAFE StrategicFactors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the European, Australasian, and Far Eastern developed equity markets. The Fund’s benchmark is the MSCI EAFE Factor Mix A- Series Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 1.39%, and the Index was 1.14%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cumulative cash drag, security misweights and tax withholding differences contributed to the difference between the Fund’s performance and that of the Index.
Global equity markets slumped in the last calendar quarter of 2018. The Fund returned –10.4% as heightened volatility arose from uncertainty surrounding erratic policy decisions and pronouncements.
Global markets however had a strong start to 2019. Despite continued gloomy economic forecasts and data and ongoing Brexit concerns, the fund returned 9.72% in the first calendar quarter. Trade conflict between the United States and the rest of the world took center stage during the second half of 2019, battering equity markets. The impact of this was somewhat stymied by central bank accommodation with the European Central Bank and the Fed indicating further policy tools and interest rate cuts would be used to support economic growth.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Nestle S.A., Roche Holding AG, and Diageo plc. The top negative contributors to the Fund’s performance during the Reporting Period were Astellas Pharma Inc., Nissan Motor Co., Ltd., and BASF SE.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR MSCI EAFE StrategicFactors ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI EAFE Factor Mix A-Series Index	Net Asset Value	Market Value	MSCI EAFE Factor Mix A-Series Index
ONE YEAR	1.39%	1.55%	1.14%	1.39%	1.55%	1.14%
FIVE YEARS	25.14%	25.71%	25.13%	4.59%	4.68%	4.59%
SINCE INCEPTION(1)	19.53%	19.95%	19.68%	3.41%	3.47%	3.43%

(1)	For the period June 4, 2014 to September 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI EAFE StrategicFactors ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR MSCI EAFE StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Nestle SA	2.6%
Roche Holding AG	2.5
AstraZeneca PLC	1.5
Diageo PLC	1.4
Novo Nordisk A/S Class B	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.0
ASML Holding NV	1.0
Unilever NV	1.0
SAP SE	0.9
AIA Group, Ltd.	0.9
TOTAL	14.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Financials	17.4%
Consumer Staples	14.4
Industrials	13.9
Consumer Discretionary	12.7
Health Care	12.5
Communication Services	6.7
Information Technology	5.7
Materials	5.0
Real Estate	4.4
Utilities	4.4
Energy	2.2
Short-Term Investments	3.7
Liabilities in Excess of Other Assets	(3.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the MSCI Emerging Markets ex Fossil Fuels Index. The Fund’s benchmark is the MSCI Emerging Markets ex Fossil Fuels Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was –2.62%, and the Index was –2.14%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Fund started off the period with negative returns as it continued to feel the impact of numerous Fed Rate increases from the prior period, as well as fear over increased tariffs on products from China. There was a decline in global investment in clean energy during the first half of 2019, sparked by a reduction in government subsidies for renewable energy. Despite this decline, the Fund was able to make a nice comeback during this same period. Investor sentiment remained positive in part due to a number of large economies that made longer-term pledges to reach net zero emissions, which would eliminate fossil fuel power. The renewable energy sector has also been supported by governments around the world. Speaking at the UN Climate Action Summit , Indian prime minister Narendra Modi pledged to double the renewable energy target of his nation, which still relies on coal for more than half its power, by 2022. Unfortunately despite the partial comeback, the Fund still ended the period in negative territory.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Banco Bradesco SA Pfd, B3 SA - Brasil, Bolsa, Balcao, and Itau Unibanco Holding SA Pfd. The top negative contributors to the Fund’s performance during the Reporting Period were Hon Hai Precision Industry Co., Ltd., Celltrion, Inc., and Baidu, Inc. Sponsored ADR Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI Emerging Markets ex Fossil Fuels Index	Net Asset Value	Market Value	MSCI Emerging Markets ex Fossil Fuels Index
ONE YEAR	– 2.62%	– 2.45%	– 2.14%	– 2.62%	– 2.45%	– 2.14%
SINCE INCEPTION(1)	15.01%	15.10%	15.09%	4.88%	4.90%	4.91%

(1)	For the period October 24, 2016 to September 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/16, 10/25/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Tencent Holdings, Ltd.	5.0%
Alibaba Group Holding, Ltd. ADR	4.9
Taiwan Semiconductor Manufacturing Co., Ltd.	4.5
Samsung Electronics Co., Ltd.	4.1
China Construction Bank Corp. Class H	1.5
Naspers, Ltd. Class N	1.4
Ping An Insurance Group Co. of China, Ltd. Class H	1.3
China Mobile, Ltd.	1.0
Sberbank of Russia PJSC ADR	1.0
Itau Unibanco Holding SA Preference Shares	1.0
TOTAL	25.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Financials	26.6%
Information Technology	15.7
Consumer Discretionary	13.6
Communication Services	12.5
Materials	7.7
Consumer Staples	7.4
Industrials	5.7
Real Estate	2.9
Health Care	2.7
Utilities	2.5
Energy	0.8
Short-Term Investments	0.7
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR MSCI Emerging Markets StrategicFactors ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI Emerging Markets StrategicFactors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging equity markets of the world. The Fund’s benchmark is the MSCI Emerging Markets (EM) Factor Mix A-Series Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was –0.52%, and the Index was –0.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, tax withholdings and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The first quarter of the Reporting Period was characterized by high volatility, with global markets falling dramatically on concerns of international trade wars, particularly between the U.S. and China, and the possibility of central bank over-tightening. Unfortunately, with regard to the Federal Reserve, no clarity was provided on its intentions and its additional quarter-point rate hike in December did nothing to quell fears. By the end of 2018, markets had sold off significantly.
Fortunately, the Fed realized its error in poor communication and enlisted the help of former Fed Chairs in January to clarify its dovish stance. Markets promptly rebounded, regaining most, if not all, of what had been lost in 2018’s fourth quarter by the end of 2019’s first quarter. The Fed’s decision to keep rates flat in March added more support to the market’s advances.
But this strong rebound was reversed in May, as concerns about a U.S.-China trade war resurfaced. Negotiations seemed to be going well until a surprise statement by President Trump in early May claimed that China was breaking promises, and that tariffs would be increased in response. However, the market regained its footing as prospects for a more accommodating Fed were solidified with another decision to keep rates flat in June.
The final quarter of the Reporting Period was once again volatile, as uncertainties around Brexit and the U.S.-China trade war continued to persist. In addition, concerns about softening global economic growth grew stronger. Some of this uncertainty was countered by two rate cuts by the Fed in August and September, which caused markets to rebound into the final month of the Reporting Period.
With regard to factor performance during the Reporting Period in emerging markets, both quality and low volatility out performed, but value was an underperformer. The combination of these three factors resulted in slight outperformance, with both the Fund and the Index slightly outperforming its MSCI Emerging Markets Index counterpart.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were PT Bank Central Asia Tbk, Gazprom PJSC Sponsored ADR, and Hindustan Unilever Limited. The top negative contributors to the Fund’s performance during the Reporting Period were China Petroleum & Chemical Corporation Class H, Hon Hai Precision Industry Co., Ltd., and Baidu, Inc. Sponsored ADR Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
21

SPDR MSCI Emerging Markets StrategicFactors ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI Emerging Markets Factor Mix A-Series Index	Net Asset Value	Market Value	MSCI Emerging Markets Factor Mix A-Series Index
ONE YEAR	– 0.52%	– 0.33%	– 0.11%	– 0.52%	– 0.33%	– 0.11%
FIVE YEARS	8.12%	7.89%	11.16%	1.57%	1.53%	2.14%
SINCE INCEPTION(1)	7.42%	7.16%	11.28%	1.35%	1.31%	2.03%

(1)	For the period June 4, 2014 to September 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI Emerging Markets StrategicFactors ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
22

SPDR MSCI Emerging Markets StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
Samsung Electronics Co., Ltd.	2.6
SK Hynix, Inc.	2.0
Tencent Holdings, Ltd.	1.9
Tata Consultancy Services, Ltd.	1.5
Bank Central Asia Tbk PT	1.3
Infosys, Ltd. ADR	1.3
Samsung Electronics Co., Ltd. GDR	1.2
China Construction Bank Corp. Class H	1.2
Hindustan Unilever, Ltd.	1.1
TOTAL	17.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Financials	23.1%
Information Technology	19.7
Consumer Staples	11.7
Communication Services	10.5
Consumer Discretionary	9.3
Energy	5.9
Materials	5.6
Industrials	5.2
Utilities	3.9
Health Care	2.6
Real Estate	1.7
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
23

SPDR Solactive Germany ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Solactive Germany ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an Index based upon the equity market of Germany. The Fund’s benchmark is the Solactive GBS Germany Large & Mid Cap USD Index NTR (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was –6.75%, and the Index was –6.96%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Dividend tax withholding differences and cash drag contributed to the difference between the Fund’s performance and that of the Index.
Germany rounded out the fourth calendar quarter of 2018 with a return of almost –15% as it was weighed down by some idiosyncratic issues in its health care sector as well as political uncertainty. In October, Chancellor Angela Merkel announced her intention of stepping down in the wake of a poor showing by her Christian Democratic Union party in regional elections.
The Fund bounced back in the beginning of 2019 however, returning 6.56% in the first calendar quarter and 7.29% in the second calendar quarter. Investors remained relatively unperturbed by acrimonious trade dialogue with the United States. Some promising economic data as well as postponement of the potential auto tariffs by the United States helped limit any damage to stock returns.
In the third calendar quarter of 2019 however investor confidence in Germany’s economic outlook was a source of concern and prompted the Bundesbank to warn of a possible recession, leading to a Fund return of –4.2%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were adidas AG, Allianz SE, and Munich Reinsurance Company. The top negative contributors to the Fund’s performance during the Reporting Period were Siemens AG, BASF SE, and Bayer AG.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
24

SPDR Solactive Germany ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value(1)	Solactive GBS Germany Large & Mid Cap USD Index NTR(2)	Net Asset Value	Market Value(1)	Solactive GBS Germany Large & Mid Cap USD Index NTR(2)
ONE YEAR	– 6.75%	– 6.21%	– 6.96%	– 6.75%	– 6.21%	– 6.96%
FIVE YEARS	15.34%	16.42%	15.23%	2.89%	3.09%	2.88%
SINCE INCEPTION(3)	3.00%	3.21%	2.99%	0.56%	0.60%	0.56%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective September 18, 2018, the Fund’s benchmark index changed from the MSCI Germany Factor Mix A-Series Capped Index to the Solactive GBS Germany Large & Mid Cap USD Index NTR. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for respective periods prior to September 18, 2018.
(2)	The Solactive GBS Germany Large & Mid Cap USD Index NTR inception date was July 24, 2018. Index returns represent the Fund’s prior benchmark index from June 11, 2014 through September 17, 2018 and the Solactive GBS Germany Large & Mid Cap USD Index NTR from September 18, 2018 through September 30, 2019.
(3)	For the period June 11, 2014 to September 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR Solactive Germany ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20% (0.14% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the Fund, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.14% of the Fund’s average daily net assets.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
25

SPDR Solactive Germany ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
SAP SE	10.5%
Allianz SE	8.8
Siemens AG	7.7
Bayer AG	5.8
BASF SE	5.7
adidas AG	5.1
Deutsche Telekom AG	4.8
Daimler AG	4.0
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.3
Deutsche Post AG	2.9
TOTAL	58.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Financials	17.5%
Consumer Discretionary	17.3
Information Technology	14.1
Industrials	13.1
Health Care	11.2
Materials	9.5
Communication Services	5.2
Real Estate	3.6
Utilities	3.5
Consumer Staples	3.4
Short-Term Investment	0.0
Other Assets in Excess of Liabilities	1.6
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
26

SPDR Solactive Japan ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Solactive Japan ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Japan. The Fund’s benchmark is the Solactive GBS Japan Large & Mid Cap USD Index NTR (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was –4.71%, and the Index was –4.80%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Equity markets in Asia-Pacific were not immune the risk aversion that permeated global capital markets during the fourth quarter of 2018, but the APAC region did manage to barely beat out both North American and European equities. In Japan, the equity market was fairly stable early on despite noisy data and increased trade tensions with South Korea. The Bank of Japan convened at the end of July – leaving policy unchanged but acknowledging that additional easing measures could be taken if momentum toward achieving their inflation target waned. The Bank of Japan again took no action at their September policy meeting, but Governor Kuroda also indicated that the bank was more amenable to easing policy at a speech following the meeting. While economic data has been generally weak in Japan, even for consumers, Q2 GDP surprised to the upside with a gain of 1.8% on a seasonally adjusted annual basis. The Japanese market also had to contend with mixed developments pertaining to trade. As part of an ongoing political dispute, South Korea removed Japan from its list of trusted trading partners in the middle of the month (following a similar measure put forth by Japan against Korea). More optimistically, Japan reached at least a basic agreement outlining the contours of a bilateral trade deal with the United States following the G7 summit in France. In September, the Japanese market got a solid boost from the industrial and consumer discretionary sectors amidst easing trade tensions.
On an sector level, the top positive contributors to the Fund’s performance during the Reporting Period were Information Technology and Real Estate. The top negative contributors to the Fund’s performance during the Reporting Period were Financials and Materials.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Toyota Motor Corp., Daiichi Sankyo Company, Limited, and Tokyo Electron Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were Eisai Co., Ltd., Mitsubishi UFJ Financial Group, Inc., and SoftBank Group Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
27

SPDR Solactive Japan ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value(1)	Solactive GBS Japan Large & Mid Cap USD Index NTR(2)	Net Asset Value	Market Value(1)	Solactive GBS Japan Large & Mid Cap USD Index NTR(2)
ONE YEAR	– 4.71%	– 3.75%	– 4.80%	– 4.71%	– 3.75%	– 4.80%
FIVE YEARS	34.43%	35.86%	35.84%	6.10%	6.32%	6.32%
SINCE INCEPTION(3)	35.45%	36.63%	36.97%	5.88%	6.06%	6.11%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective September 18, 2018, the Fund’s benchmark index changed from the MSCI Japan Factor Mix A-Series Capped Index to the Solactive GBS Japan Large & Mid Cap USD Index NTR. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for respective periods prior to September 18, 2018.
(2)	The Solactive GBS Japan Large & Mid Cap USD Index NTR inception date was July 24, 2018. Index returns represent the Fund’s prior benchmark index from June 11, 2014 through September 17, 2018 and the Solactive GBS Japan Large & Mid Cap USD Index NTR from September 18, 2018 through September 30, 2019.
(3)	For the period June 11, 2014 to September 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR Solactive Japan ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20% (0.14% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the Fund, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.14% of the Fund’s average daily net assets.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
28

SPDR Solactive Japan ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Toyota Motor Corp.	4.3%
Sony Corp.	2.1
SoftBank Group Corp.	1.8
Mitsubishi UFJ Financial Group, Inc.	1.7
Keyence Corp.	1.7
Nippon Telegraph & Telephone Corp.	1.5
Takeda Pharmaceutical Co., Ltd.	1.3
Shin-Etsu Chemical Co., Ltd.	1.3
KDDI Corp.	1.3
Honda Motor Co., Ltd.	1.2
TOTAL	18.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Industrials	21.9%
Consumer Discretionary	17.8
Information Technology	10.8
Financials	9.9
Health Care	9.2
Communication Services	8.6
Consumer Staples	8.2
Materials	5.7
Real Estate	3.9
Utilities	1.8
Energy	0.8
Short-Term Investments	10.0
Liabilities in Excess of Other Assets	(8.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
29

SPDR Solactive United Kingdom ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Solactive United Kingdom ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of United Kingdom. The Fund’s benchmark is the Solactive GBS United Kingdom Large & Mid Cap USD Index NTR (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was –2.77%, and the Index was –2.42%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
For the reporting period, returns in UK lagged behind the broad EAFE region, which retuned –1.34%, and lagged behind S&P 500 index in the US, which returned 4.25%. Fourth quarter of 2018 was the weakest when in the middle of Brexit disagreements Prime Minister Theresa May’s Brexit deal was swiftly met with cabinet resignations, a postponed vote in Parliament as well as a leadership contest initiated by her own party. The Fund rebounded in the first quarter of 2019 as Brexit talks continued. Returns continued to be volatile in the second and third quarters ending the period at - 2.77% amidst weakness in the pound relative to the US dollar. The pound fell sharply in July as markets priced in a wider range of Brexit options, including no deal, under the leadership of the new Prime Minister, Boris Johnson. The pound ultimately sank to around the lows reached in the fall of 2016 following the country’s vote to leave the European Union. While there was significant ongoing uncertainty surrounding Brexit, especially as Prime Minister Boris Johnson sought to suspend Parliament just as MPs would have been returning from summer recess, the macro drivers of lower interest rates and oil prices appeared to weigh more heavily on the UK stock market. On a sector level, the top contributors to the Fund’s performance during the Reporting Period were Health Care, Materials and Information Technology. The top negative contributors to the Fund’s performance during the Reporting Period were Energy, Financials and Consumer Staples.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were AstraZeneca PLC, Diageo plc, and GlaxoSmithKline plc. The top negative contributors to the Fund’s performance during the Reporting Period were Royal Dutch Shell Plc Class B, British American Tobacco p.l.c., and BP p.l.c.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
30

SPDR Solactive United Kingdom ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value(1)	Solactive GBS United Kingdom Large & Mid Cap USD Index NTR(2)	Net Asset Value	Market Value(1)	Solactive GBS United Kingdom Large & Mid Cap USD Index NTR(2)
ONE YEAR	– 2.77%	– 2.11%	– 2.42%	– 2.77%	– 2.11%	– 2.42%
FIVE YEARS	3.81%	4.18%	6.24%	0.75%	0.82%	1.22%
SINCE INCEPTION(3)	– 1.23%	– 0.79%	1.16%	– 0.23%	– 0.15%	0.22%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective September 18, 2018, the Fund’s benchmark index changed from the MSCI United Kingdom Factor Mix A-Series Capped Index to the Solactive GBS United Kingdom Large & Mid Cap USD Index NTR. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for respective periods prior to September 18, 2018.
(2)	The Solactive GBS United Kingdom Large & Mid Cap USD Index NTR inception date was July 24, 2018. Index returns represent the Fund’s prior benchmark index from June 11, 2014 through September 17, 2018 and the Solactive GBS United Kingdom Large & Mid Cap USD Index NTR from September 18, 2018 through September 30, 2019.
(3)	For the period June 11, 2014 to September 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR Solactive United Kingdom ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20% (0.14% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the Fund, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.14% of the Fund’s average daily net assets.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
31

SPDR Solactive United Kingdom ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
HSBC Holdings PLC	6.9%
BP PLC	5.7
Royal Dutch Shell PLC Class A	5.4
AstraZeneca PLC	5.1
Royal Dutch Shell PLC Class B	4.8
GlaxoSmithKline PLC	4.7
Diageo PLC	4.2
British American Tobacco PLC	3.7
Unilever PLC	2.9
Rio Tinto PLC	2.4
TOTAL	45.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Financials	19.8%
Consumer Staples	16.8
Energy	16.4
Health Care	11.2
Industrials	10.2
Materials	7.2
Consumer Discretionary	6.8
Communication Services	5.9
Utilities	3.1
Real Estate	1.1
Information Technology	1.0
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
32

SPDR MSCI World StrategicFactors ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI World StrategicFactors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed equity markets of the world. The Fund’s benchmark is the MSCI World Factor Mix A-Series Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 4.99%, and the Index was 5.07%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Management fees, cash and dividend drag, withholding tax rates differentials, cumulative effects of security mis-weights and transaction costs contributed to the difference between the Fund’s performance and that of the Index.
Over the Reported Period, the Fund enjoyed a robust over performance relative to the MSCI World Index (+2.57%), and this with a lower beta (0.85). Strong economic growth in North America, has led to record unemployment rates in both Canada (5.7) and the USA (3.7%), have led to very strong equity markets in this region. However, trade tensions between the US and China and fears of escalation in a trade war, led to a sharp increase in market volatility. The Federal Reserve, fearing a slowdown in the US economy was quick to act, by lowering the Federal Funds Target Rate. At the same time, the uncertainty around how Brexit will impact the United Kingdom and the rest of the European Union, contributed to negative equity returns in most of the European markets. Asian equity markets enjoyed a mixed performance over the past year, with Australia being the only one to exhibit positive return. Japan continues to experience very slow economic growth – real GDP turned negative in May of 2019 - and efforts to reinvigorate its prospects via expansive monetary and fiscal policy have not delivered the expected outcome yet.
Over the past year, most of the added value, relative to its market capitalization-weighted parent index, the MSCI World, can be attributed to US market stocks in the Index. In other words, the stocks the Index overweights within the US market relative to the MSCI World Index, have led to over 2.4% out-performance relative to the parent Index. From a sector perspective, Energy, Consumer Discretionary and Staples were the main contributors to the Fund’s out-performance, while Communication Services, Health Care and Industrials, added the least amount of value.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Procter & Gamble Company, Microsoft Corporation, and Roche Holding AG. The top negative contributors to the Fund’s performance during the Reporting Period were Pfizer Inc., Altria Group Inc, and NVIDIA Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
33

SPDR MSCI World StrategicFactors ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI World Factor Mix A-Series Index	Net Asset Value	Market Value	MSCI World Factor Mix A-Series Index
ONE YEAR	4.99%	5.43%	5.07%	4.99%	5.43%	5.07%
FIVE YEARS	52.54%	52.91%	51.13%	8.81%	8.87%	8.61%
SINCE INCEPTION(1)	52.50%	52.79%	51.26%	8.25%	8.28%	8.09%

(1)	For the period June 4, 2014 to September 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI World StrategicFactors ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
34

SPDR MSCI World StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Apple, Inc.	2.5%
Microsoft Corp.	2.1
Johnson & Johnson	1.5
Facebook, Inc. Class A	1.3
Visa, Inc. Class A	1.3
Procter & Gamble Co.	1.3
Roche Holding AG	1.1
Mastercard, Inc. Class A	1.0
Alphabet, Inc. Class C	1.0
PepsiCo, Inc.	1.0
TOTAL	14.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Information Technology	18.4%
Financials	15.1
Health Care	11.7
Consumer Staples	10.4
Consumer Discretionary	10.1
Industrials	9.9
Communication Services	9.3
Utilities	4.4
Real Estate	4.0
Materials	3.8
Energy	2.3
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
35

SPDR S&P Emerging Asia Pacific ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Emerging Asia Pacific ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of the Asia Pacific region. The Fund’s benchmark is the S&P Asia Pacific Emerging BMI Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was –1.56%, and the Index was –1.04%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and, expenses contributed to the difference between the Fund’s performance and that of the Index.
The S&P Asia Pacific Emerging BMI Index lost 7.53% in the final quarter of 2018 and delivered the worst quarterly return during this reporting period. Equity markets in Asia-Pacific were not immune to the risk aversion that permeated global capital markets during the fourth quarter. In China, various efforts emerged to prop up the economy but signs of slower growth weighed on the market and declined sharply on the quarter. China dropped sharply during October’s volatility despite a raft of policy support efforts including a reduction in the required reserve ratio for banks, a reduction in personal income taxes as well as verbal intervention from Chinese President Xi Xinping promising “unwavering” support for the private sector. There were some signs of a bounce in November as industrial production and fixed asset investment rebounded but industrial production fell back in December alongside weaker retail sales.
The first quarter of 2019 delivered the best quarterly Index return in this reporting period by gaining 11.78%. Early on in the first quarter, emerging markets continued their string of outperformance, bolstered by an environment where the US dollar generally weakened and central banks reflected a more cautious tone with respect to tightening monetary policy. The renewal of trade talks between the United States and China also provided a boost to sentiment, and emerging markets rebounded firmly. Chinese stocks exhibited a swift rise despite generally weak economic data and a host of warnings over the future path of growth in the world’s second largest economy. For the fourth quarter, GDP growth in China slowed to 6.4% which was the slowest rate of growth since 2009. Plummeting trade data also heightened concerns on global growth when exports were reported to have declined by 4.4% (year-on-year) in December and imports fell by 7.6%. But the Chinese market was reinvigorated by the extension of the trade truce with the United States, and investors were also comforted by affirmations of policy support during China’s National People’s Congress in early March.
The Index lost .85% during second quarter of 2019. Emerging market equities were relatively flat during the second quarter. However, the country dispersion was significant with roughly half of the broad emerging markets index market capitalization registering positive returns and half recording losses. The main driver of the relative EM weakness was derived from poor performance in China. Confidence in an emerging market economic recovery was boosted early in the period when China reported a strong rebound in its NBS manufacturing PMI. The survey moved into expansion territory at a level of 50.5 and the reading represented the strongest monthly improvement in the index since 2012. China also reported positive economic surprises across February industrial production, fixed asset investment and a GDP release indicating China’s economy grew by 6.4% in the first quarter. That confidence was quickly wiped away in May as the Chinese market faced the brunt of trade impediments, including fresh tariffs and new restrictions on Chinese telecom equipment maker Huawei. It did not help matters that Chinese retail sales (+7.2% year-on-year) grew at their slowest pace in 16 years in April or that industrial production (+5.4% year-on-year) advanced at its slowest rate in a decade. As if weaker data and trade tensions weren’t sufficient to cast a cloud over Chinese equities, a government take-over of Baoshang Bank surprised markets and sparked contagion fears for China’s large financial services sector.
The Index ended up down 3.43% for the final quarter of this reporting period. The Index had one fleeting period of relative outperformance in early September as improving trade sentiment and slightly better than expected Chinese economic data bolstered the emerging market complex. Outside of that period, this quarter was a tough one overall for the Index. Early in the quarter, emerging market equities followed the same path as other equity markets, with some progress early in July following the G20 trade truce and then losing steam in the latter part of the month. The Index was also negatively impacted by broader macroeconomic and geopolitical events, including the relatively disappointing comments from Fed Chair Powell at the end of July, the new tariffs announced by the United States and China’s devaluation of the yuan.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Meituan Dianping, United Integrated Services Co., Ltd., and PT Bank Central Asia Tbk. The top negative contributors to the Fund’s performance during the Reporting Period were China Petroleum & Chemical Corporation Class H, Hon Hai Precision Industry Co., Ltd., and Baidu, Inc. Sponsored ADR Class A.
See accompanying notes to financial statements.
36

SPDR S&P Emerging Asia Pacific ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
37

SPDR S&P Emerging Asia Pacific ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Asia Pacific Emerging BMI Index	Net Asset Value	Market Value	S&P Asia Pacific Emerging BMI Index
ONE YEAR	– 1.56%	– 1.35%	– 1.04%	– 1.56%	– 1.35%	– 1.04%
FIVE YEARS	25.51%	25.03%	25.54%	4.65%	4.57%	4.65%
TEN YEARS	73.71%	72.75%	77.91%	5.68%	5.62%	5.93%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.49%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
38

SPDR S&P Emerging Asia Pacific ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Alibaba Group Holding, Ltd. ADR	6.1%
Tencent Holdings, Ltd.	5.7
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4.0
China Construction Bank Corp. Class H	2.0
HDFC Bank, Ltd.	1.6
Ping An Insurance Group Co. of China, Ltd. Class H	1.5
Reliance Industries, Ltd. GDR	1.4
Housing Development Finance Corp., Ltd.	1.3
Industrial & Commercial Bank of China, Ltd. Class H	1.3
China Mobile, Ltd.	1.1
TOTAL	26.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Financials	22.2%
Information Technology	16.1
Consumer Discretionary	15.8
Communication Services	12.1
Industrials	6.5
Consumer Staples	6.5
Energy	5.4
Materials	5.3
Health Care	4.1
Real Estate	3.4
Utilities	2.4
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
39

SPDR S&P Global Dividend ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Global Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks stocks of global companies that offer high dividend yields. The Fund’s benchmark is the S&P Global Dividend Aristocrats Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 3.98%, and the Index was 3.84%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, dividend tax withholding differences, cash, and small security misweights contributed to the difference between the Fund’s performance and that of the Index.
The performance throughout Reporting Period was quite volatile. Six of the twelve months posted positive returns; swings from month to month were very large in many cases. During the first few months of this Reporting Period (calendar Q4 of 2018), US equities exhibited their worst quarterly performance since 2011. Although volatility prevailed during the entirety of the quarter, October and December were particularly vicious. Both months started out with building optimism based on improved outlooks for trade deals. In October, the United States, Canada and Mexico came to terms on a trade agreement which briefly lifted spirits. Meanwhile, December’s arrival was met with a trade truce between the United States and China based on discussions at the G20 meeting in Argentina. However, a host of factors relating to rising interest rates, economic growth concerns and systematic or algorithmic trading strategies stifled those short-lived rallies and sent the Index down –7.50% for the quarter.
The first quarter of 2019 posted a return of 7.95% for the Index, a full reversion of the previous quarter’s negative performance. Lowered growth expectations was a global about-face on the part of central banks and a reason to shift away from their tilt toward tighter monetary policy. That shift, together with skeptical sentiment, less-than-aggressive positioning, and economic data that was sufficiently mixed to ward off immediate recession fears, allowed the Index to advance during the first quarter of 2019. Early in April, global equity markets rose on indications that US and Chinese trade officials had resolved a number of outstanding issues. Some upside surprises in economic data, particularly in China, reinforced the continued recovery in stock prices. In May, trade conflicts and developments between the United States and the rest of the world took center stage, battering equity markets. As May turned to June, liquidity returned and another wave of central bank accommodation was the proximate source of the moves with both the European Central Bank and the Fed indicating that further policy tools and interest rate cuts would be used to support economic growth. The third quarter of 2019, the last quarter of the Reporting Period, continued to experience volatility, but ended relatively flat at 0.94%.
Throughout the Reporting Period, the performance of the sectors were quite varied as well, ranging from –19.80% to +12.24%. The top performing sectors were Utilities, Consumer Discretionary and Financials. The bottom performing sectors were Energy, Materials, and Health Care.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Greene King plc, Southern Company, and Emera Incorporated. The top negative contributors to the Fund’s performance during the Reporting Period were Occidental Petroleum Corporation, Helmerich & Payne, Inc., and Owens & Minor, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
40

SPDR S&P Global Dividend ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Global Dividend Aristocrats Index	Net Asset Value	Market Value	S&P Global Dividend Aristocrats Index
ONE YEAR	3.98%	3.99%	3.84%	3.98%	3.99%	3.84%
FIVE YEARS	28.90%	29.02%	27.65%	5.21%	5.23%	5.00%
SINCE INCEPTION(1)	46.84%	46.77%	45.20%	6.24%	6.24%	6.06%

(1)	For the period May 29, 2013 to September 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Global Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
41

SPDR S&P Global Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Hennes & Mauritz AB Class B	1.8%
AT&T, Inc.	1.6
Greene King PLC	1.6
IGM Financial, Inc.	1.6
Compass Minerals International, Inc.	1.5
WPP PLC	1.4
Klepierre SA REIT	1.4
Power Financial Corp.	1.4
IG Group Holdings PLC	1.4
Power Corp. of Canada	1.4
TOTAL	15.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Financials	24.4%
Utilities	14.8
Communication Services	11.9
Real Estate	10.2
Industrials	9.3
Consumer Staples	7.7
Consumer Discretionary	7.3
Energy	6.5
Health Care	3.6
Information Technology	2.2
Materials	1.5
Short-Term Investments	5.3
Liabilities in Excess of Other Assets	(4.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
42

SPDR S&P Global Infrastructure ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Global Infrastructure ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global infrastructure industry market. The Fund’s benchmark is the S&P Global Infrastructure Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 13.76%, and the Index was 13.47%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag/cumulative effect of security misweights/tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
It is said that the return performance of an Infrastructure index tends to track the broader economic environment. All three sectors within the Index; Energy, Industrials and Utilities posted a positive contribution during the Reporting Period. The first quarter of the Reporting Period was the Index’s worst performing at a lackluster –5.34%. Uncertainty associated with erratic policy decisions regarding interest rates, International volatility, as well as the US and China trade wars contributed to global markets decline to end 2018. On a positive note, the Index mirrored the reversion that global markets experienced to start the New Year. The Index posted a return greater than 13% during the first 3 months of 2019 which is not surprising as all equity Sectors posted positive gains on the period. Transportation in particular did quite well due to a substantial surge in manufactured goods along with massive tax hauls and business friendly policies help to increase traffic growth of intermodal volumes. The Index would then begin to settle down and post modest gains for the rest of the period in question. While US equities overall posted modestly constructive results for the third quarter, it was the more interest rate-sensitive and defensive sectors that established leadership over the period. Utilities were the top performing S&P 500 sector, with a gain of 9.1%. The flight to safety and dramatic decline in interest rates bolstered the relatively strong results from these defensive and interest rate-sensitive sectors. Relative outperformance was particularly acute in August and the second half of September – in line with periods when interest rates were falling most significantly.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were NextEra Energy, Inc., Transurban Group Ltd., and Iberdrola SA. The top negative contributors to the Fund’s performance during the Reporting Period were Grupo Aeroportuario del Sureste SA de CV Sponsored ADR Class B, Aeroports de Paris SA, and PG&E Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
43

SPDR S&P Global Infrastructure ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value(2)	S&P Global Infrastructure Index(2)	Net Asset Value	Market Value(2)	S&P Global Infrastructure Index(2)
ONE YEAR	13.76%	13.91%	13.47%	13.76%	13.91%	13.47%
FIVE YEARS	28.20%	28.70%	26.45%	5.09%	5.18%	4.81%
TEN YEARS(1)	81.18%	81.42%	84.56%	6.12%	6.14%	6.32%

(1)	Effective May 1, 2013, the Fund changed its benchmark index from the Macquarie Global Infrastructure 100 Index to the S&P Global Infrastructure Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 1, 2013.
(2)	Index returns represent the Fund’s prior investment strategy from September 30, 2008 through April 30, 2013 and the S&P Global Infrastructure Index from May 1, 2013 through September 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Global Infrastructure ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
44

SPDR S&P Global Infrastructure ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Aena SME SA	5.0%
NextEra Energy, Inc.	4.9
Transurban Group Stapled Security	4.9
Enbridge, Inc.	4.6
Atlantia SpA	4.2
TC Energy Corp.	3.3
Duke Energy Corp.	3.0
Dominion Energy, Inc.	2.9
Southern Co.	2.8
Kinder Morgan, Inc.	2.7
TOTAL	38.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2019

% of Net Assets
Transportation Infrastructure	39.5%
Electric Utilities	25.5
Oil, Gas & Consumable Fuels	19.6
Multi-Utilities	12.6
Water Utilities	1.5
Gas Utilities	0.8
Independent Power & Renewable Electricity Producers	0.1
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
45

SPDR Solactive Hong Kong ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Solactive Hong Kong ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the equity market of Hong Kong. The Fund’s benchmark is the Solactive GBS Hong Kong Large & Mid Cap USD Index NTR (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was –1.29%, and the Index was –1.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The reporting period started with a global downturn in the fourth quarter that was driven by growth concerns and risk-off sentiment. Hong Kong held up well relative to regional peers with a quarterly return of –4.5% as its real-estate heavy market was supported by lower interest rates. A strong recovery in the first quarter of 2019 was quickly overshadowed by political turbulence in the country. Hong Kong’s government proposed a new law that expanded the legal framework of extradition to countries previously uncovered, including mainland China. In response, massive demonstrations and protests against the law took place. Hong Kong Chief Executive Carrie Lam’s announcement that she would withdraw the extradition bill did not reverse the market’s course, as protests continued and the market lost much of the ground it had made earlier in the year with a –10.71% drop in the third quarter of 2019.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were AIA Group Limited, Link Real Estate Investment Trust, and Hong Kong Exchanges & Clearing Ltd.. The top negative contributors to the Fund’s performance during the Reporting Period were Fullshare Holdings Limited, Hang Seng Bank, Limited, and CK Hutchison Holdings Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
46

SPDR Solactive Hong Kong ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Solactive GBS Hong Kong Large & Mid Cap USD Index NTR	Net Asset Value	Market Value	Solactive GBS Hong Kong Large & Mid Cap USD Index NTR
ONE YEAR	– 1.29%	– 1.31%	– 1.11%	– 1.29%	– 1.31%	– 1.11%
SINCE INCEPTION(1)	0.04%	– 0.13%	0.20%	0.04%	– 0.13%	0.20%

(1)	For the period ended September 18, 2018 to September 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/18/18, 9/19/18, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Solactive Hong Kong ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%(0.14% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the Fund, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.14% of the Fund’s average daily net assets..
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
47

SPDR Solactive Hong Kong ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
AIA Group, Ltd.	22.6%
Hong Kong Exchanges & Clearing, Ltd.	6.8
CK Hutchison Holdings, Ltd.	4.7
Link REIT	4.5
Sun Hung Kai Properties, Ltd.	4.1
Hong Kong & China Gas Co., Ltd.	3.8
CLP Holdings, Ltd.	3.8
CK Asset Holdings, Ltd.	3.3
Hang Seng Bank, Ltd.	3.1
Jardine Matheson Holdings, Ltd.	2.7
TOTAL	59.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Financials	33.4%
Real Estate	23.5
Industrials	13.1
Utilities	12.1
Consumer Discretionary	9.1
Health Care	4.5
Consumer Staples	2.2
Communication Services	1.1
Information Technology	0.7
Short-Term Investment	0.0
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
48

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRIA — 6.0%
ANDRITZ AG	4,100	$ 167,618
IMMOFINANZ AG	5,362	149,356
Raiffeisen Bank International AG	7,776	180,484
Verbund AG	3,789	207,365
Voestalpine AG	6,500	149,379
Wienerberger AG	6,677	162,619
		1,016,821
BELGIUM — 8.3%
Ackermans & van Haaren NV	1,288	195,743
Aedifica SA REIT	1,412	163,480
Cofinimmo SA REIT	1,401	197,336
Colruyt SA	3,365	184,453
Elia System Operator SA	1,935	158,215
Sofina SA	894	198,826
Telenet Group Holding NV	2,508	118,392
Warehouses De Pauw CVA REIT	1,009	185,242
		1,401,687
FINLAND — 5.7%
Huhtamaki Oyj	5,496	219,178
Kesko Oyj Class B	3,920	247,697
Konecranes Oyj	3,752	120,340
Orion Oyj Class B	5,994	223,616
Valmet Oyj	7,665	148,827
		959,658
FRANCE — 25.7%
Air France-KLM (a)	13,369	139,948
Alten SA	1,658	189,431
Altran Technologies SA	13,002	204,258
Amundi SA (b)	3,473	242,321
BioMerieux	2,446	202,397
Bollore SA	52,538	217,767
Casino Guichard Perrachon SA (c)	3,011	143,745
Christian Dior SE	267	126,388
CNP Assurances	8,574	165,729
Dassault Aviation SA	133	188,206
Elis SA	11,143	197,042
Eurazeo SE	2,523	187,727
Eutelsat Communications SA	8,818	164,148
Faurecia SE	4,251	201,691
ICADE REIT	1,611	144,105
Iliad SA	1,631	153,309
JCDecaux SA	4,328	117,205
Lagardere SCA	6,006	132,919
Remy Cointreau SA (c)	1,231	163,460
Rexel SA	17,453	186,810
Sartorius Stedim Biotech	1,360	190,375
SEB SA	1,391	211,244
Sopra Steria Group	951	118,504
SPIE SA	7,377	147,739
Wendel SA	1,590	219,451
		4,355,919
Security Description	Shares	Value
GERMANY — 21.4%
alstria office REIT-AG	9,117	$ 156,445
Bechtle AG	1,566	159,372
Carl Zeiss Meditec AG	2,100	239,473
CTS Eventim AG & Co. KGaA	3,138	176,868
Evotec SE (a)	7,018	156,234
Fraport AG Frankfurt Airport Services Worldwide	2,127	180,453
Freenet AG	7,371	151,798
Fuchs Petrolub SE Preference Shares	4,000	150,273
Gerresheimer AG	1,626	116,641
Grand City Properties SA	5,950	133,885
GRENKE AG	1,580	130,222
Hella GmbH & Co. KGaA	2,558	114,394
HOCHTIEF AG	1,284	146,421
K+S AG	10,983	152,245
KION Group AG	3,728	196,101
METRO AG	9,669	152,636
MorphoSys AG (a)	1,827	201,371
Nemetschek SE	3,110	158,744
OSRAM Licht AG	5,559	244,538
ProSiebenSat.1 Media SE	12,374	170,515
TAG Immobilien AG	8,408	191,945
Telefonica Deutschland Holding AG	52,698	146,961
		3,627,535
IRELAND — 1.7%
AIB Group PLC	45,120	133,993
Glanbia PLC (d)	11,561	143,683
Glanbia PLC (d)	109	1,382
		279,058
ITALY — 12.0%
A2A SpA	89,885	165,020
Amplifon SpA	7,154	175,484
Banco BPM SpA (a)(c)	86,954	177,650
DiaSorin SpA	1,495	173,905
Hera SpA (c)	44,732	183,656
Interpump Group SpA	4,919	155,518
Italgas SpA	28,074	181,250
Nexi SpA (a)(b)	14,399	146,869
Pirelli & C SpA (b)	21,952	129,903
Recordati SpA	5,784	248,193
Saipem SpA (a)	33,115	149,895
Unione di Banche Italiane SpA	53,710	150,837
		2,038,180
LUXEMBOURG — 0.6%
RTL Group SA	2,215	106,541
NETHERLANDS — 10.8%
Aalberts NV	5,505	218,216
Altice Europe NV (a)(c)	32,920	172,269
ASM International NV	2,790	256,959
Euronext NV (b)	3,059	250,286
IMCD NV	3,019	223,316
Koninklijke Vopak NV	3,804	195,578

See accompanying notes to financial statements.
49

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
SBM Offshore NV	9,397	$ 156,230
Signify NV (b)	6,263	172,269
Takeaway.com NV (a)(b)	2,272	181,312
		1,826,435
PORTUGAL — 1.4%
Jeronimo Martins SGPS SA	14,037	236,892
SPAIN — 5.0%
Bankia SA	67,524	127,537
Bolsas y Mercados Espanoles SHMSF SA	4,232	106,946
Inmobiliaria Colonial Socimi SA REIT	15,528	187,400
Mapfre SA	57,216	154,133
Siemens Gamesa Renewable Energy SA (c)	12,873	174,725
Viscofan SA	2,037	95,492
		846,233
UNITED KINGDOM — 1.1%
Dialog Semiconductor PLC (a)	3,744	177,269
TOTAL COMMON STOCKS (Cost $18,562,490)		16,872,228

SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (e) (f)	45	45
State Street Navigator Securities Lending Portfolio III (g) (h)	440,165	440,165
TOTAL SHORT-TERM INVESTMENTS (Cost $440,210)		440,210
TOTAL INVESTMENTS — 102.3% (Cost $19,002,700)		17,312,438
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(383,992)
NET ASSETS — 100.0%		$ 16,928,446

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.6% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2019.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,872,228	$—	$—	$16,872,228
Short-Term Investments	440,210	—	—	440,210
TOTAL INVESTMENTS	$17,312,438	$—	$—	$17,312,438
See accompanying notes to financial statements.
50

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 3,238	$ 3,193	$—	$—	45	$ 45	$ 1
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,461	1,461	636,060	637,521	—	—	—	—	275
State Street Navigator Securities Lending Government Money Market Portfolio	1,579,202	1,579,202	5,383,570	6,962,772	—	—	—	—	5,967
State Street Navigator Securities Lending Portfolio III	—	—	4,284,009	3,843,844	—	—	440,165	440,165	10,810
Total		$1,580,663	$10,306,877	$11,447,330	$—	$—		$440,210	$17,053
See accompanying notes to financial statements.
51

SPDR MSCI ACWI LOW CARBON TARGET ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS - 99.4%
ARGENTINA – 0.0% (a)
Other Securities		$ 38,770
AUSTRALIA – 2.1%
Other Securities		1,719,010
AUSTRIA – 0.0% (a)
Other Securities		40,313
BELGIUM – 0.2%
Other Securities		143,618
BERMUDA – 0.1%
Other Security		45,296
BRAZIL – 0.8%
Other Securities		705,182
CANADA – 3.4%
Other Securities		2,816,212
CHILE – 0.2%
Other Securities		151,311
CHINA – 3.5%
Alibaba Group Holding, Ltd. ADR (b)	2,387	399,178
China Common Rich Renewable Energy Investment, Ltd. (b)(c)(d)	24,000	—
Tencent Holdings, Ltd.	10,484	441,592
Other Securities		2,068,629
		2,909,399
COLOMBIA – 0.2%
Other Securities		171,530
DENMARK – 0.5%
Other Securities		404,551
FINLAND – 0.4%
Other Securities		301,505
FRANCE – 3.4%
Other Securities		2,787,741
GERMANY – 2.4%
Other Securities		1,957,897
HONG KONG – 1.4%
Other Securities		1,161,049
HUNGARY – 0.0% (a)
Other Security		19,898
INDIA – 1.0%
Other Securities		830,974
INDONESIA – 0.2%
Other Securities		173,971
IRELAND – 0.4%
Other Securities		349,601
ISRAEL – 0.1%
Other Securities		94,598
ITALY – 0.6%
Other Securities		483,062
Security Description	Shares	Value
JAPAN – 7.4%
Mitsui & Co., Ltd.	18,600	$ 304,278
Toyota Motor Corp. (d)	4,600	307,135
Other Securities		5,522,035
		6,133,448
LUXEMBOURG – 0.0% (a)
Other Securities		40,101
MACAU – 0.0% (a)
Other Security		1,561
MALAYSIA – 0.3%
Other Securities		232,279
MEXICO – 0.3%
Other Securities		251,176
NETHERLANDS – 1.0%
Other Securities		863,745
NEW ZEALAND – 0.1%
Other Security		74,695
NORWAY – 0.3%
Other Securities		258,553
PERU – 0.1%
Other Securities		102,819
PHILIPPINES – 0.1%
Other Securities		62,435
POLAND – 0.1%
Other Securities		76,724
PORTUGAL – 0.0% (a)
Other Security		35,917
QATAR – 0.2%
Other Securities		136,698
ROMANIA – 0.0% (a)
Other Security		16,143
RUSSIA – 0.3%
Other Securities		258,225
SAUDI ARABIA – 0.1%
Other Securities		112,460
SINGAPORE – 0.4%
Other Securities		311,525
SOUTH AFRICA – 0.6%
Other Securities		470,976
SOUTH KOREA – 1.4%
Samsung Electronics Co., Ltd.	8,759	359,176
Other Securities		777,284
		1,136,460
SPAIN – 1.0%
Other Securities		817,487
SWEDEN – 0.8%
Other Securities		676,148
SWITZERLAND – 2.7%
Nestle SA	5,399	586,275

See accompanying notes to financial statements.
52

SPDR MSCI ACWI LOW CARBON TARGET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Novartis AG	3,772	$ 327,362
Roche Holding AG	1,256	365,848
Other Securities		959,831
		2,239,316
TAIWAN – 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	46,000	403,294
Other Securities		621,733
		1,025,027
THAILAND – 0.3%
Other Securities		213,307
TURKEY – 0.1%
Other Securities		71,175
UNITED ARAB EMIRATES – 0.1%
Other Securities		42,983
UNITED KINGDOM – 5.0%
HSBC Holdings PLC	38,974	299,981
Other Securities		3,807,232
		4,107,213
UNITED STATES – 54.6%
Abbott Laboratories	3,320	277,784
Alphabet, Inc. Class A (b)	563	687,502
Alphabet, Inc. Class C (b)	521	635,099
Amazon.com, Inc. (b)	727	1,262,007
American Water Works Co., Inc.	2,117	262,995
Apple, Inc.	8,279	1,854,248
AT&T, Inc.	13,360	505,542
Bank of America Corp.	16,026	467,478
Berkshire Hathaway, Inc. Class B (b)	2,243	466,589
Boeing Co.	1,033	393,026
Cisco Systems, Inc.	8,297	409,955
Citigroup, Inc.	4,492	310,307
Coca-Cola Co.	8,100	440,964
Comcast Corp. Class A	8,377	377,635
Costco Wholesale Corp.	996	286,958
Eversource Energy	3,680	314,530
Facebook, Inc. Class A (b)	4,279	762,004
Home Depot, Inc.	2,091	485,154
Honeywell International, Inc.	1,626	275,119
Intel Corp.	8,152	420,073
International Business Machines Corp.	1,880	273,390
Johnson & Johnson	4,967	642,630
JPMorgan Chase & Co.	5,766	678,601
Mastercard, Inc. Class A	1,702	462,212
McDonald's Corp.	1,491	320,133
Medtronic PLC	2,621	284,693
Merck & Co., Inc.	4,919	414,081
Microsoft Corp.	13,163	1,830,052
ONEOK, Inc.	4,721	347,890
Oracle Corp.	5,397	296,997
PepsiCo, Inc.	2,558	350,702
Pfizer, Inc.	10,739	385,852
Security Description	Shares	Value
Procter & Gamble Co.	4,663	$ 579,984
State Street Corp. (e)	611	36,165
Texas Instruments, Inc.	1,946	251,501
UnitedHealth Group, Inc.	1,814	394,218
Verizon Communications, Inc.	7,464	450,527
Visa, Inc. Class A	3,345	575,373
Walmart, Inc.	2,636	312,840
Walt Disney Co.	3,389	441,654
Wells Fargo & Co.	7,716	389,196
Other Securities		24,645,918
		45,259,578
TOTAL COMMON STOCKS (Cost $75,288,752)		82,333,662
WARRANTS — 0.0% (a)
THAILAND – 0.0% (a)
Other Security (cost: $0)		51
SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (f)(g)	115,387	115,398
State Street Navigator Securities Lending Portfolio III (e)(h)	1,636,978	1,636,978
TOTAL SHORT-TERM INVESTMENTS (Cost $1,752,375)		1,752,376
TOTAL INVESTMENTS - 101.5% (Cost $77,041,127)		84,086,089
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%		(1,247,623)
NET ASSETS - 100.0%		$ 82,838,466

See accompanying notes to financial statements.
53

SPDR MSCI ACWI LOW CARBON TARGET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(d)	All or a portion of the shares of the security are on loan at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2019.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$82,126,305	$207,357	$ 0(a)	$82,333,662
Warrants	51	—	—	51
Short-Term Investments	1,752,376	—	—	1,752,376
TOTAL INVESTMENTS	$83,878,732	$207,357	$ 0	$84,086,089
(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2019.
See accompanying notes to financial statements.
54

SPDR MSCI ACWI LOW CARBON TARGET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Corp.	1,224	$ 102,547	$ 12,804	$ 53,765	$(7,879)	$(17,542)	611	$ 36,165	$ 1,338
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	410,050	294,652	—	—	115,387	115,398	356
State Street Institutional U.S. Government Money Market Fund, Class G Shares	258,097	258,097	7,997,959	8,256,056	—	—	—	—	3,696
State Street Navigator Securities Lending Government Money Market Portfolio	1,758,501	1,758,501	4,904,381	6,662,882	—	—	—	—	4,627
State Street Navigator Securities Lending Portfolio III	—	—	6,060,298	4,423,320	—	—	1,636,978	1,636,978	4,456
Total		$2,119,145	$19,385,492	$19,690,675	$(7,879)	$(17,542)		$1,788,541	$14,473
See accompanying notes to financial statements.
55

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 0.6%
Bombardier, Inc. Class B (a) (b)	29,170	$ 39,437
CAE, Inc.	3,654	92,895
		132,332
AIRLINES — 0.5%
Air Canada (a)	3,322	108,417
AUTO COMPONENTS — 1.0%
Magna International, Inc.	3,932	209,726
BANKS — 25.7%
Bank of Montreal	8,786	647,536
Bank of Nova Scotia	16,838	956,994
Canadian Imperial Bank of Commerce (b)	6,120	505,270
National Bank of Canada	4,603	229,176
Royal Bank of Canada	19,762	1,604,095
Toronto-Dominion Bank	25,161	1,468,042
		5,411,113
CAPITAL MARKETS — 3.0%
Brookfield Asset Management, Inc. Class A	10,601	563,278
CI Financial Corp.	3,027	44,194
IGM Financial, Inc. (b)	1,129	32,079
		639,551
CHEMICALS — 2.1%
Methanex Corp.	1,048	37,210
Nutrien, Ltd. (b)	7,980	397,795
		435,005
COMMERCIAL SERVICES & SUPPLIES — 1.9%
Ritchie Bros Auctioneers, Inc.	1,504	59,990
Waste Connections, Inc.	3,603	331,209
		391,199
CONSTRUCTION & ENGINEERING — 0.6%
SNC-Lavalin Group, Inc. (b)	2,438	34,360
WSP Global, Inc.	1,436	83,980
		118,340
CONTAINERS & PACKAGING — 0.4%
CCL Industries, Inc. Class B	1,997	80,604
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Onex Corp.	1,130	70,096
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.2%
BCE, Inc.	12,375	598,935
TELUS Corp.	8,266	294,367
		893,302
ELECTRIC UTILITIES — 2.2%
Emera, Inc.	3,243	142,457
Fortis, Inc.	5,955	251,918
Security Description	Shares	Value
Hydro One, Ltd. (b) (c)	4,214	$ 77,946
		472,321
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.4%
Canadian Apartment Properties REIT	2,126	87,465
Choice Properties Real Estate Investment Trust	3,162	34,486
H&R Real Estate Investment Trust	3,860	67,433
RioCan Real Estate Investment Trust	4,206	83,802
SmartCentres Real Estate Investment Trust	1,199	29,432
		302,618
FOOD & STAPLES RETAILING — 3.8%
Alimentation Couche-Tard, Inc. Class B	11,682	358,225
Empire Co., Ltd. Class A	2,360	63,937
George Weston, Ltd.	980	82,501
Loblaw Cos., Ltd.	2,463	140,376
Metro, Inc.	3,513	154,768
		799,807
FOOD PRODUCTS — 0.5%
Saputo, Inc.	3,597	110,627
GAS UTILITIES — 0.3%
AltaGas, Ltd. (b)	3,762	55,265
HOTELS, RESTAURANTS & LEISURE — 1.3%
Restaurant Brands International, Inc.	3,248	231,089
Stars Group, Inc. (a) (b)	3,089	46,265
		277,354
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Northland Power, Inc.	2,158	41,432
INSURANCE — 7.2%
Fairfax Financial Holdings, Ltd.	347	153,057
Great-West Lifeco, Inc.	3,166	76,065
iA Financial Corp., Inc.	1,463	66,620
Intact Financial Corp.	1,905	191,852
Manulife Financial Corp.	26,991	495,379
Power Corp. of Canada	4,101	94,534
Power Financial Corp. (b)	3,279	76,081
Sun Life Financial, Inc.	8,150	364,657
		1,518,245
IT SERVICES — 3.3%
CGI, Inc. (a)	3,344	264,590
Shopify, Inc. Class A (a) (b)	1,352	421,020
		685,610
MEDIA — 0.8%
Quebecor, Inc. Class B	2,440	55,434
Shaw Communications, Inc. Class B	6,188	121,657
		177,091
METALS & MINING — 6.7%
Agnico Eagle Mines, Ltd.	3,199	171,548

See accompanying notes to financial statements.
56

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Barrick Gold Corp.	23,349	$ 404,199
First Quantum Minerals, Ltd.	9,362	78,700
Franco-Nevada Corp.	2,539	231,501
Kinross Gold Corp. (a)	15,618	71,956
Kirkland Lake Gold, Ltd.	2,654	118,969
Lundin Mining Corp.	8,863	41,704
Teck Resources, Ltd. Class B	7,662	124,305
Turquoise Hill Resources, Ltd. (a)	13,987	6,550
Wheaton Precious Metals Corp.	6,143	161,184
		1,410,616
MULTI-UTILITIES — 0.9%
Algonquin Power & Utilities Corp.	6,708	91,906
Atco, Ltd. Class I	1,373	50,274
Canadian Utilities, Ltd. Class A	1,678	49,491
		191,671
MULTILINE RETAIL — 1.1%
Canadian Tire Corp., Ltd. Class A (b)	791	88,820
Dollarama, Inc.	4,002	143,365
		232,185
OIL, GAS & CONSUMABLE FUELS — 17.4%
Cameco Corp.	5,478	52,049
Canadian Natural Resources, Ltd.	16,079	428,085
Cenovus Energy, Inc.	14,017	131,595
Enbridge, Inc. (b)	27,783	975,762
Encana Corp.	19,293	88,451
Husky Energy, Inc.	4,143	29,164
Imperial Oil, Ltd.	3,238	84,374
Inter Pipeline, Ltd. (b)	5,657	99,339
Keyera Corp.	2,890	70,220
Pembina Pipeline Corp.	6,998	259,571
PrairieSky Royalty, Ltd. (b)	3,199	44,651
Suncor Energy, Inc.	21,412	675,837
TC Energy Corp.	12,773	661,803
Tourmaline Oil Corp.	3,382	33,488
Vermilion Energy, Inc. (b)	1,988	33,138
		3,667,527
PAPER & FOREST PRODUCTS — 0.1%
West Fraser Timber Co., Ltd.	717	28,702
PHARMACEUTICALS — 0.6%
Aurora Cannabis, Inc. (a) (b)	13,247	58,231
Canopy Growth Corp. (a) (b)	3,216	73,720
		131,951
PROFESSIONAL SERVICES — 0.7%
Thomson Reuters Corp.	2,343	156,701
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
First Capital Realty, Inc.	2,679	44,657
ROAD & RAIL — 6.3%
Canadian National Railway Co.	9,917	891,032
Security Description	Shares	Value
Canadian Pacific Railway, Ltd.	1,926	$ 428,288
		1,319,320
SOFTWARE — 2.2%
BlackBerry, Ltd. (a)	7,374	38,652
Constellation Software, Inc.	270	269,827
Open Text Corp.	3,617	147,630
		456,109
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Canada Goose Holdings, Inc. (a) (b)	796	35,020
Gildan Activewear, Inc.	2,759	97,982
		133,002
WIRELESS TELECOMMUNICATION SERVICES — 1.2%
Rogers Communications, Inc. Class B (b)	5,072	247,202
TOTAL COMMON STOCKS (Cost $20,210,437)		20,949,698
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (d) (e)	13,772	13,773
State Street Navigator Securities Lending Portfolio III (f) (g)	916,834	916,834
TOTAL SHORT-TERM INVESTMENTS (Cost $930,607)		930,607
TOTAL INVESTMENTS — 103.7% (Cost $21,141,044)		21,880,305
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(780,744)
NET ASSETS — 100.0%		$ 21,099,561
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
57

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,949,698	$—	$—	$20,949,698
Short-Term Investments	930,607	—	—	930,607
TOTAL INVESTMENTS	$21,880,305	$—	$—	$21,880,305
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 17,657	$ 3,884	$—	$—	13,772	$ 13,773	$ 34
State Street Institutional U.S. Government Money Market Fund, Class G Shares	516	516	681,701	682,217	—	—	—	—	422
State Street Navigator Securities Lending Government Money Market Portfolio	751,313	751,313	11,367,863	12,119,176	—	—	—	—	9,216
State Street Navigator Securities Lending Portfolio III	—	—	11,811,778	10,894,944	—	—	916,834	916,834	13,749
Total		$751,829	$23,878,999	$23,700,221	$—	$—		$930,607	$23,421
See accompanying notes to financial statements.
58

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 6.2%
Alumina, Ltd.	17,248	$ 27,570
AMP, Ltd.	20,843	25,655
APA Group	8,113	62,707
Aristocrat Leisure, Ltd.	3,831	79,065
ASX, Ltd.	1,234	67,472
Aurizon Holdings, Ltd.	12,635	50,278
AusNet Services	12,166	14,893
Australia & New Zealand Banking Group, Ltd.	18,534	356,507
Bank of Queensland, Ltd. (a)	2,872	19,215
Bendigo & Adelaide Bank, Ltd. (a)	3,433	26,604
BlueScope Steel, Ltd.	3,690	29,889
Boral, Ltd.	7,699	25,080
Brambles, Ltd.	10,304	79,225
Caltex Australia, Ltd.	1,552	27,550
Challenger, Ltd.	3,992	19,843
CIMIC Group, Ltd.	700	14,848
Coca-Cola Amatil, Ltd.	3,075	22,087
Cochlear, Ltd.	370	51,943
Coles Group, Ltd.	7,513	78,034
Commonwealth Bank of Australia	11,504	627,149
Computershare, Ltd.	3,301	35,956
Crown Resorts, Ltd.	2,563	20,830
CSL, Ltd.	2,940	463,380
Dexus REIT	6,919	55,672
Flight Centre Travel Group, Ltd. (a)	379	12,167
Fortescue Metals Group, Ltd. (a)	9,163	54,384
Goodman Group REIT	10,613	101,499
GPT Group REIT	11,413	47,417
Harvey Norman Holdings, Ltd. (a)	3,793	11,589
Incitec Pivot, Ltd.	9,854	22,530
Insurance Australia Group, Ltd.	15,271	81,366
LendLease Group	3,892	46,094
Macquarie Group, Ltd.	2,128	188,130
Magellan Financial Group, Ltd. (a)	813	28,206
Medibank Pvt, Ltd.	17,315	39,706
Mirvac Group REIT	25,706	53,052
National Australia Bank, Ltd.	18,094	362,444
Newcrest Mining, Ltd.	5,065	118,709
Orica, Ltd.	2,642	40,164
QBE Insurance Group, Ltd.	8,657	73,334
Ramsay Health Care, Ltd. (a)	891	38,983
REA Group, Ltd. (a)	364	26,568
Scentre Group REIT	35,108	93,057
SEEK, Ltd.	2,325	33,667
Sonic Healthcare, Ltd.	2,907	54,996
Stockland REIT	15,459	47,440
Suncorp Group, Ltd. (b)	8,297	76,386
Sydney Airport	7,719	41,805
Tabcorp Holdings, Ltd.	13,150	43,015
Telstra Corp., Ltd.	27,518	65,144
TPG Telecom, Ltd.	2,523	11,809
Transurban Group Stapled Security	17,278	171,185
Treasury Wine Estates, Ltd.	4,750	59,491
Security Description	Shares	Value
Vicinity Centres REIT	20,891	$ 36,211
Wesfarmers, Ltd.	7,450	199,981
Westpac Banking Corp.	22,445	448,691
Woolworths Group, Ltd.	8,662	217,793
WorleyParsons, Ltd. (a)	2,141	18,786
		5,247,251
AUSTRIA — 0.2%
ANDRITZ AG	520	21,259
Erste Group Bank AG	1,987	65,723
Raiffeisen Bank International AG	1,086	25,207
Verbund AG	451	24,682
Voestalpine AG	808	18,569
		155,440
BELGIUM — 1.1%
Ageas	1,245	69,059
Anheuser-Busch InBev SA	5,092	485,295
Colruyt SA (a)	372	20,391
Groupe Bruxelles Lambert SA	573	55,035
KBC Group NV	1,658	107,766
Proximus SADP	1,066	31,669
Solvay SA	520	53,856
Telenet Group Holding NV	361	17,041
UCB SA	816	59,248
Umicore SA (a)	1,355	51,156
		950,516
CHILE — 0.0% (c)
Antofagasta PLC	2,764	30,621
CHINA — 0.4%
Alcon, Inc. (b)	2,867	167,336
BeiGene, Ltd. ADR (a)(b)	200	24,492
BOC Hong Kong Holdings, Ltd.	24,500	83,132
Yangzijiang Shipbuilding Holdings, Ltd.	17,900	12,426
		287,386
DENMARK — 1.9%
AP Moller - Maersk A/S Class A	27	28,819
AP Moller - Maersk A/S Class B	44	49,766
Carlsberg A/S Class B	708	104,672
Chr. Hansen Holding A/S	698	59,256
Coloplast A/S Class B	770	92,757
Danske Bank A/S	4,444	61,892
Demant A/S (a)(b)	682	17,472
DSV A/S	1,440	137,050
Genmab A/S (b)	396	80,402
H Lundbeck A/S	401	13,303
ISS A/S	1,161	28,734
Novo Nordisk A/S Class B	11,601	596,519
Novozymes A/S Class B	1,491	62,701
Orsted A/S (d)	1,255	116,657
Pandora A/S	776	31,148
Tryg A/S	736	21,096
Vestas Wind Systems A/S	1,271	98,695
		1,600,939

See accompanying notes to financial statements.
59

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
FINLAND — 1.2%
Elisa Oyj	988	$ 50,948
Fortum Oyj	2,868	67,818
Kone Oyj Class B	2,234	127,231
Metso Oyj	644	24,060
Neste Oyj (a)	2,776	91,911
Nokia Oyj	37,114	188,147
Nokian Renkaat Oyj	811	22,882
Nordea Bank Abp (e)	19,982	141,876
Nordea Bank Abp (e)	290	2,056
Orion Oyj Class B	729	27,196
Sampo Oyj Class A	2,907	115,613
Stora Enso Oyj Class R	3,906	47,076
UPM-Kymmene Oyj	3,522	104,132
Wartsila OYJ Abp (a)	2,796	31,320
		1,042,266
FRANCE — 10.7%
Accor SA	1,238	51,625
Aeroports de Paris	208	37,008
Air Liquide SA	2,785	396,529
Airbus SE	3,783	491,608
Alstom SA	1,069	44,321
Amundi SA (d)	416	29,025
Arkema SA	471	43,913
Atos SE	653	46,046
AXA SA	12,578	321,285
BioMerieux	285	23,583
BNP Paribas SA	7,295	355,261
Bollore SA	6,311	26,159
Bouygues SA	1,492	59,777
Bureau Veritas SA	1,964	47,319
Capgemini SE	1,053	124,097
Carrefour SA	3,924	68,704
Casino Guichard Perrachon SA (a)	345	16,470
Cie de Saint-Gobain	3,260	127,946
Cie Generale des Etablissements Michelin SCA	1,127	125,814
CNP Assurances	1,196	23,118
Covivio REIT	338	35,780
Credit Agricole SA	7,527	91,414
Danone SA	3,997	352,176
Dassault Aviation SA	16	22,641
Dassault Systemes SE	858	122,302
Edenred	1,592	76,418
Eiffage SA	521	54,028
EssilorLuxottica SA	1,822	262,694
Eurazeo SE	267	19,866
Eutelsat Communications SA	1,221	22,729
Faurecia SE	521	24,719
Gecina SA REIT	318	49,992
Getlink SE	2,910	43,717
Hermes International	206	142,384
ICADE REIT	198	17,711
Iliad SA	182	17,107
Imerys SA	260	10,454
Ingenico Group SA	411	40,102
Security Description	Shares	Value
Ipsen SA	261	$ 24,784
JCDecaux SA	520	14,082
Kering SA	491	250,274
Klepierre SA REIT	1,358	46,132
Legrand SA	1,754	125,212
L'Oreal SA	1,639	459,039
LVMH Moet Hennessy Louis Vuitton SE	1,819	723,128
Natixis SA	6,621	27,465
Orange SA	13,108	205,709
Pernod Ricard SA	1,398	249,038
Peugeot SA	3,899	97,256
Publicis Groupe SA	1,476	72,604
Remy Cointreau SA (a)	157	20,847
Renault SA	1,295	74,346
Safran SA	2,123	334,329
Sanofi	7,293	676,297
Sartorius Stedim Biotech	186	26,037
Schneider Electric SE	3,565	312,868
SCOR SE	1,027	42,423
SEB SA	138	20,957
Societe BIC SA (a)	148	9,939
Societe Generale SA	5,487	150,386
Sodexo SA	600	67,374
Suez	2,123	33,387
Teleperformance	371	80,448
Thales SA	705	81,086
Ubisoft Entertainment SA (b)	530	38,332
Unibail-Rodamco-Westfield (e)	280	2,011
Unibail-Rodamco-Westfield REIT (e)	889	129,629
Valeo SA	1,581	51,277
Veolia Environnement SA	3,606	91,441
Vinci SA	3,298	355,305
Vivendi SA	6,047	165,998
Wendel SA	172	23,739
Worldline SA (b)(d)	545	34,402
		8,983,423
GERMANY — 8.9%
1&1 Drillisch AG	364	11,349
adidas AG	1,168	363,733
Allianz SE	2,759	643,231
Aroundtown SA	5,306	43,408
Axel Springer SE (b)	289	19,849
BASF SE	5,961	416,695
Bayer AG	6,052	426,817
Bayerische Motoren Werke AG	2,178	153,366
Bayerische Motoren Werke AG Preference Shares	391	21,718
Beiersdorf AG	653	77,028
Brenntag AG	975	47,195
Carl Zeiss Meditec AG	267	30,447
Commerzbank AG	6,643	38,543
Continental AG	725	93,029
Covestro AG (d)	1,150	56,919
Daimler AG	5,895	293,187

See accompanying notes to financial statements.
60

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Delivery Hero SE (b)(d)	750	$ 33,327
Deutsche Bank AG	12,941	96,938
Deutsche Boerse AG	1,227	191,823
Deutsche Lufthansa AG	1,695	26,942
Deutsche Post AG	6,397	213,718
Deutsche Telekom AG	21,626	362,939
Deutsche Wohnen SE	2,380	86,896
Evonik Industries AG	1,162	28,693
Fraport AG Frankfurt Airport Services Worldwide	286	24,264
Fresenius Medical Care AG & Co. KGaA	1,416	95,248
Fresenius SE & Co. KGaA	2,728	127,573
Fuchs Petrolub SE Preference Shares	494	18,559
GEA Group AG	1,000	27,004
Hannover Rueck SE	384	64,931
HeidelbergCement AG	994	71,868
Henkel AG & Co. KGaA Preference Shares	1,174	116,214
Henkel AG & Co. KGaA	689	63,096
HOCHTIEF AG	159	18,132
HUGO BOSS AG	390	20,898
Infineon Technologies AG	8,084	145,523
KION Group AG	467	24,565
Knorr-Bremse AG	321	30,180
Lanxess AG	577	35,227
Merck KGaA	852	95,997
METRO AG	1,153	18,201
MTU Aero Engines AG	333	88,508
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	967	250,273
Porsche Automobil Holding SE Preference Shares	974	63,393
Puma SE	560	43,346
RWE AG	3,483	108,941
SAP SE	6,438	757,178
Sartorius AG Preference Shares	226	41,245
Siemens AG	4,972	532,562
Siemens Healthineers AG (d)	1,046	41,161
Symrise AG	863	83,886
Telefonica Deutschland Holding AG	5,373	14,984
Thyssenkrupp AG	2,613	36,193
TUI AG	2,972	34,639
Uniper SE	1,218	39,955
United Internet AG	857	30,580
Volkswagen AG	218	37,480
Volkswagen AG Preference Shares	1,219	207,396
Vonovia SE	3,270	165,949
Wirecard AG	778	124,470
Zalando SE (b)(d)	766	34,974
		7,512,383
HONG KONG — 3.5%
AIA Group, Ltd.	79,200	748,113
ASM Pacific Technology, Ltd.	2,200	26,857
Security Description	Shares	Value
Bank of East Asia, Ltd.	8,780	$ 21,616
CK Asset Holdings, Ltd.	16,500	111,762
CK Hutchison Holdings, Ltd.	18,500	163,303
CK Infrastructure Holdings, Ltd.	4,000	26,915
CLP Holdings, Ltd.	11,000	115,551
Dairy Farm International Holdings, Ltd.	2,100	13,230
Galaxy Entertainment Group, Ltd.	15,000	93,279
Hang Lung Properties, Ltd.	14,000	31,788
Hang Seng Bank, Ltd.	4,900	105,633
Henderson Land Development Co., Ltd.	8,250	38,412
HK Electric Investments & HK Electric Investments, Ltd. Class SS (a)	18,000	17,152
HKT Trust & HKT, Ltd.	26,000	41,258
Hong Kong Exchanges & Clearing, Ltd.	7,644	224,267
Hongkong Land Holdings, Ltd.	7,800	43,836
Hysan Development Co., Ltd.	4,000	16,124
Jardine Matheson Holdings, Ltd.	1,600	85,600
Jardine Strategic Holdings, Ltd.	1,500	44,820
Kerry Properties, Ltd.	4,000	12,322
Link REIT	13,500	148,873
Melco Resorts & Entertainment, Ltd. ADR	1,470	28,533
MTR Corp., Ltd.	10,552	59,225
New World Development Co., Ltd.	41,389	53,746
NWS Holdings, Ltd.	11,530	17,855
PCCW, Ltd.	27,000	15,154
Power Assets Holdings, Ltd.	9,000	60,445
Sands China, Ltd.	16,400	74,266
Shangri-La Asia, Ltd.	8,000	8,164
Sino Land Co., Ltd.	23,511	35,329
SJM Holdings, Ltd.	17,000	16,156
Sun Hung Kai Properties, Ltd.	10,500	151,083
Swire Pacific, Ltd. Class A	2,500	23,264
Swire Properties, Ltd.	8,200	25,732
Techtronic Industries Co., Ltd.	9,500	66,105
Vitasoy International Holdings, Ltd. (a)	4,000	16,200
WH Group, Ltd. (d)	62,500	55,967
Wharf Holdings, Ltd.	7,000	15,269
Wharf Real Estate Investment Co., Ltd.	7,000	38,217
Wheelock & Co., Ltd.	5,000	28,478
Yue Yuen Industrial Holdings, Ltd.	3,500	9,577
		2,929,476
IRELAND — 0.7%
AerCap Holdings NV (b)	773	42,322
AIB Group PLC	5,604	16,642
Bank of Ireland Group PLC	6,509	25,830
CRH PLC	5,240	180,463
Flutter Entertainment PLC	481	44,971
James Hardie Industries PLC	2,769	46,427
Kerry Group PLC Class A	1,047	122,476

See accompanying notes to financial statements.
61

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Kingspan Group PLC	1,021	$ 49,867
Smurfit Kappa Group PLC	1,562	46,489
		575,487
ISRAEL — 0.6%
Azrieli Group, Ltd.	309	24,270
Bank Hapoalim BM (b)	6,946	54,756
Bank Leumi Le-Israel BM	9,287	66,103
Check Point Software Technologies, Ltd. (a)(b)	806	88,257
CyberArk Software, Ltd. (b)	200	19,964
Elbit Systems, Ltd.	158	26,183
Israel Chemicals, Ltd.	3,747	18,607
Israel Discount Bank, Ltd. Class A	6,778	29,816
Mizrahi Tefahot Bank, Ltd.	987	24,534
Nice, Ltd. (b)	419	61,600
Teva Pharmaceutical Industries, Ltd. ADR (a)(b)	1,990	13,691
Teva Pharmaceutical Industries, Ltd. (b)	5,236	36,034
Wix.com, Ltd. (a)(b)	300	35,022
		498,837
ITALY — 1.5%
Assicurazioni Generali SpA	7,245	140,435
Atlantia SpA	3,173	76,760
Davide Campari-Milano SpA	4,001	36,160
Ferrari NV	808	124,689
FinecoBank Banca Fineco SpA	3,425	36,264
Intesa Sanpaolo SpA	96,258	228,298
Leonardo SpA	2,841	33,419
Mediobanca Banca di Credito Finanziario SpA	4,027	43,990
Moncler SpA	1,235	44,027
Pirelli & C SpA (d)	2,416	14,297
Poste Italiane SpA (d)	3,674	41,776
Prysmian SpA	1,596	34,277
Recordati SpA	730	31,325
Snam SpA	13,764	69,536
Telecom Italia SpA (b)(e)	60,323	34,428
Telecom Italia SpA (e)	42,444	23,210
Terna Rete Elettrica Nazionale SpA	9,332	59,964
UniCredit SpA	13,202	155,730
		1,228,585
JAPAN — 26.2%
ABC-Mart, Inc.	200	12,713
Acom Co., Ltd. (a)	2,700	10,593
Advantest Corp.	1,500	66,273
Aeon Co., Ltd. (a)	4,200	76,966
AEON Financial Service Co., Ltd. (a)	500	7,523
Aeon Mall Co., Ltd.	600	9,466
AGC, Inc.	1,300	40,296
Air Water, Inc.	1,100	19,664
Aisin Seiki Co., Ltd. (a)	1,200	37,696
Ajinomoto Co., Inc.	2,900	54,740
Alfresa Holdings Corp.	1,300	29,025
Security Description	Shares	Value
Alps Alpine Co., Ltd.	1,400	$ 26,128
Amada Holdings Co., Ltd. (a)	2,100	22,618
ANA Holdings, Inc.	700	23,537
Aozora Bank, Ltd.	600	15,001
Asahi Group Holdings, Ltd.	2,400	118,806
Asahi Intecc Co., Ltd.	1,200	31,500
Asahi Kasei Corp. (a)	8,400	82,698
Astellas Pharma, Inc.	12,200	173,673
Bandai Namco Holdings, Inc. (a)	1,500	93,407
Bank of Kyoto, Ltd.	200	7,819
Benesse Holdings, Inc. (a)	300	7,789
Bridgestone Corp.	3,900	150,984
Brother Industries, Ltd.	1,600	28,958
Calbee, Inc.	500	15,545
Canon, Inc.	6,700	178,698
Casio Computer Co., Ltd. (a)	1,200	18,598
Central Japan Railway Co.	900	185,038
Chiba Bank, Ltd. (a)	4,000	20,578
Chubu Electric Power Co., Inc.	4,000	57,923
Chugai Pharmaceutical Co., Ltd.	1,600	124,358
Chugoku Electric Power Co., Inc. (a)	2,000	25,704
Coca-Cola Bottlers Japan Holdings, Inc.	600	13,457
Concordia Financial Group, Ltd. (a)	7,800	29,879
Credit Saison Co., Ltd.	1,400	18,770
CyberAgent, Inc. (a)	500	19,200
Dai Nippon Printing Co., Ltd.	1,800	46,484
Daicel Corp. (a)	1,900	16,051
Daifuku Co., Ltd. (a)	600	30,923
Dai-ichi Life Holdings, Inc.	7,100	107,017
Daiichi Sankyo Co., Ltd.	3,900	245,529
Daikin Industries, Ltd.	1,700	223,049
Daito Trust Construction Co., Ltd. (a)	500	63,891
Daiwa House Industry Co., Ltd.	3,800	123,274
Daiwa House REIT Investment Corp.	12	33,754
Daiwa Securities Group, Inc. (a)	9,600	42,761
Denso Corp. (a)	2,700	118,643
Dentsu, Inc.	1,600	56,331
Disco Corp. (a)	200	37,863
East Japan Railway Co.	2,100	200,333
Eisai Co., Ltd.	1,700	86,372
FamilyMart Co., Ltd. (a)	1,700	41,417
FANUC Corp. (a)	1,300	244,663
Fast Retailing Co., Ltd. (a)	400	237,650
Fuji Electric Co., Ltd.	800	24,464
FUJIFILM Holdings Corp.	2,400	105,260
Fujitsu, Ltd.	1,400	112,117
Fukuoka Financial Group, Inc. (a)	1,200	22,662
GMO Payment Gateway, Inc. (a)	200	13,380
Hakuhodo DY Holdings, Inc. (a)	1,800	25,999
Hamamatsu Photonics KK	800	29,683
Hankyu Hanshin Holdings, Inc. (a)	1,600	61,661
Hikari Tsushin, Inc.	100	21,633

See accompanying notes to financial statements.
62

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Hino Motors, Ltd.	1,900	$ 15,647
Hirose Electric Co., Ltd. (a)	205	25,114
Hisamitsu Pharmaceutical Co., Inc.	300	13,116
Hitachi Chemical Co., Ltd.	600	19,570
Hitachi Construction Machinery Co., Ltd. (a)	700	16,873
Hitachi High-Technologies Corp.	300	17,321
Hitachi Metals, Ltd. (a)	1,400	15,104
Hitachi, Ltd.	6,500	241,957
Honda Motor Co., Ltd.	10,500	271,888
Hoshizaki Corp.	300	23,567
Hoya Corp.	2,500	204,002
Hulic Co., Ltd.	2,100	21,471
IHI Corp.	800	17,381
Iida Group Holdings Co., Ltd.	1,100	17,893
Isetan Mitsukoshi Holdings, Ltd. (a)	2,100	16,749
Isuzu Motors, Ltd. (a)	3,900	42,960
ITOCHU Corp.	9,000	185,788
Itochu Techno-Solutions Corp. (a)	600	15,889
J Front Retailing Co., Ltd.	1,700	19,882
Japan Airlines Co., Ltd.	600	17,832
Japan Airport Terminal Co., Ltd. (a)	300	12,991
Japan Exchange Group, Inc.	3,200	50,306
Japan Post Bank Co., Ltd. (a)	2,600	25,188
Japan Post Holdings Co., Ltd.	10,300	94,828
Japan Prime Realty Investment Corp. REIT	5	23,734
Japan Real Estate Investment Corp. REIT (a)	9	60,375
Japan Retail Fund Investment Corp. REIT	19	40,189
Japan Tobacco, Inc.	7,800	170,759
JFE Holdings, Inc.	3,100	37,289
JGC Corp. (a)	1,600	20,919
JSR Corp. (a)	1,400	22,397
JTEKT Corp. (a)	1,600	18,343
Kajima Corp.	2,800	36,712
Kakaku.com, Inc.	800	19,675
Kamigumi Co., Ltd.	500	11,325
Kaneka Corp.	200	6,227
Kansai Electric Power Co., Inc. (a)	4,700	52,556
Kansai Paint Co., Ltd. (a)	1,200	27,881
Kao Corp.	3,100	229,011
Kawasaki Heavy Industries, Ltd.	800	17,706
KDDI Corp.	11,600	303,215
Keihan Holdings Co., Ltd.	600	26,676
Keikyu Corp. (a)	1,600	31,015
Keio Corp.	600	37,363
Keisei Electric Railway Co., Ltd.	800	32,903
Keyence Corp.	600	371,409
Kikkoman Corp.	900	42,970
Kintetsu Group Holdings Co., Ltd. (a)	1,300	67,721
Kirin Holdings Co., Ltd.	5,300	112,204
Kobayashi Pharmaceutical Co., Ltd.	300	22,817
Kobe Steel, Ltd. (a)	1,900	10,126
Security Description	Shares	Value
Koito Manufacturing Co., Ltd.	600	$ 29,313
Komatsu, Ltd.	6,200	141,985
Konami Holdings Corp. (a)	500	24,150
Konica Minolta, Inc. (a)	3,200	22,266
Kose Corp. (a)	200	33,773
Kubota Corp.	6,700	101,329
Kuraray Co., Ltd.	2,200	27,013
Kurita Water Industries, Ltd. (a)	400	10,707
Kyocera Corp.	2,100	130,285
Kyowa Kirin Co., Ltd. (a)	1,600	31,060
Kyushu Electric Power Co., Inc. (a)	2,600	24,538
Kyushu Railway Co. (a)	1,249	39,813
Lawson, Inc.	300	15,350
LINE Corp. (a)(b)	400	14,305
Lion Corp. (a)	1,600	31,548
LIXIL Group Corp. (a)	1,900	33,403
M3, Inc. (a)	2,600	62,597
Makita Corp.	1,500	47,189
Marubeni Corp.	10,100	67,072
Marui Group Co., Ltd. (a)	1,400	29,561
Maruichi Steel Tube, Ltd. (a)	300	7,919
Mazda Motor Corp. (a)	4,000	35,512
McDonald's Holdings Co. Japan, Ltd.	400	19,357
Mebuki Financial Group, Inc. (a)	5,700	14,029
Medipal Holdings Corp.	1,200	26,715
MEIJI Holdings Co., Ltd. (a)	800	58,330
Mercari, Inc. (b)	500	12,422
MINEBEA MITSUMI, Inc.	2,300	36,413
MISUMI Group, Inc.	2,000	47,060
Mitsubishi Chemical Holdings Corp.	8,400	59,855
Mitsubishi Corp.	8,900	218,310
Mitsubishi Electric Corp. (a)	12,000	159,056
Mitsubishi Estate Co., Ltd.	7,700	148,478
Mitsubishi Gas Chemical Co., Inc.	1,100	14,677
Mitsubishi Heavy Industries, Ltd. (a)	2,100	82,232
Mitsubishi Materials Corp.	600	16,183
Mitsubishi Motors Corp. (a)	4,200	18,226
Mitsubishi Tanabe Pharma Corp.	1,800	19,736
Mitsubishi UFJ Financial Group, Inc.	80,500	408,477
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	2,200	12,702
Mitsui & Co., Ltd. (a)	11,000	179,949
Mitsui Chemicals, Inc.	1,300	29,061
Mitsui Fudosan Co., Ltd.	5,700	141,294
Mitsui OSK Lines, Ltd.	700	17,682
Mizuho Financial Group, Inc. (a)	156,300	239,494
MonotaRO Co., Ltd. (a)	700	18,304
MS&AD Insurance Group Holdings, Inc.	3,000	97,155
Murata Manufacturing Co., Ltd.	3,900	187,106
Nabtesco Corp. (a)	700	21,665
Nagoya Railroad Co., Ltd.	1,300	38,853
NEC Corp.	1,600	67,509

See accompanying notes to financial statements.
63

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Nexon Co., Ltd. (b)	3,200	$ 38,817
NGK Insulators, Ltd.	1,900	27,056
NGK Spark Plug Co., Ltd.	1,100	20,947
NH Foods, Ltd.	500	20,102
Nidec Corp. (a)	1,500	201,527
Nikon Corp. (a)	2,200	27,440
Nintendo Co., Ltd.	700	259,209
Nippon Building Fund, Inc. REIT	8	61,439
Nippon Electric Glass Co., Ltd.	500	11,122
Nippon Express Co., Ltd.	400	20,393
Nippon Paint Holdings Co., Ltd.	900	46,718
Nippon Prologis REIT, Inc.	14	38,357
Nippon Steel Corp. (a)	5,200	72,437
Nippon Telegraph & Telephone Corp.	4,300	205,143
Nippon Yusen KK (a)	1,200	20,042
Nissan Chemical Corp.	700	29,114
Nissan Motor Co., Ltd. (a)	15,200	94,807
Nisshin Seifun Group, Inc.	1,400	25,882
Nissin Foods Holdings Co., Ltd.	300	21,652
Nitori Holdings Co., Ltd.	500	73,144
Nitto Denko Corp.	1,200	57,782
Nomura Holdings, Inc. (a)	22,000	93,211
Nomura Real Estate Holdings, Inc.	800	17,277
Nomura Real Estate Master Fund, Inc. REIT	26	46,960
Nomura Research Institute, Ltd.	2,100	41,796
NSK, Ltd. (a)	2,600	21,892
NTT Data Corp. (a)	4,100	52,884
NTT DOCOMO, Inc. (a)	8,800	224,163
Obayashi Corp.	4,400	43,807
Obic Co., Ltd.	400	45,598
Odakyu Electric Railway Co., Ltd. (a)	1,900	45,498
Oji Holdings Corp.	5,600	26,115
Olympus Corp.	7,700	103,735
Omron Corp. (a)	1,400	76,558
Ono Pharmaceutical Co., Ltd.	2,600	47,080
Oracle Corp. Japan	200	17,340
Oriental Land Co., Ltd. (a)	1,300	197,752
ORIX Corp.	8,900	132,666
Osaka Gas Co., Ltd. (a)	2,500	47,814
Otsuka Corp.	600	23,900
Otsuka Holdings Co., Ltd.	2,600	97,192
Pan Pacific International Holdings Corp.	2,400	40,083
Panasonic Corp. (a)	14,500	117,476
Park24 Co., Ltd. (a)	700	16,244
PeptiDream, Inc. (b)	500	23,734
Persol Holdings Co., Ltd. (a)	1,400	26,452
Pigeon Corp. (a)	700	28,855
Pola Orbis Holdings, Inc.	500	11,191
Rakuten, Inc.	5,700	56,169
Recruit Holdings Co., Ltd.	8,900	270,603
Renesas Electronics Corp. (b)	5,400	35,076
Resona Holdings, Inc. (a)	14,000	59,977
Security Description	Shares	Value
Ricoh Co., Ltd. (a)	4,500	$ 40,514
Rinnai Corp.	200	13,435
Rohm Co., Ltd.	500	38,168
Ryohin Keikaku Co., Ltd.	2,000	37,344
Sankyo Co., Ltd. (a)	300	10,312
Santen Pharmaceutical Co., Ltd. (a)	2,600	45,180
SBI Holdings, Inc. (a)	1,700	36,352
Secom Co., Ltd.	1,500	136,822
Sega Sammy Holdings, Inc. (a)	1,400	19,586
Seibu Holdings, Inc.	1,400	24,392
Seiko Epson Corp. (a)	1,800	25,316
Sekisui Chemical Co., Ltd. (a)	2,600	40,248
Sekisui House, Ltd.	4,300	84,548
Seven & i Holdings Co., Ltd.	4,900	187,340
Seven Bank, Ltd. (a)	3,500	9,586
SG Holdings Co., Ltd.	800	19,579
Sharp Corp.	1,300	14,374
Shimadzu Corp.	1,500	37,863
Shimamura Co., Ltd.	100	7,920
Shimano, Inc.	500	75,318
Shimizu Corp. (a)	3,800	34,387
Shin-Etsu Chemical Co., Ltd.	2,400	256,711
Shinsei Bank, Ltd.	700	10,195
Shionogi & Co., Ltd.	1,800	99,914
Shiseido Co., Ltd.	2,600	207,591
Shizuoka Bank, Ltd. (a)	2,600	19,366
Showa Denko KK	700	18,297
SMC Corp.	400	170,622
Softbank Corp. (a)	11,300	153,071
SoftBank Group Corp. (a)	10,800	423,706
Sohgo Security Services Co., Ltd. (a)	400	20,948
Sompo Holdings, Inc. (a)	2,200	91,949
Sony Corp.	8,500	499,186
Sony Financial Holdings, Inc.	1,200	26,004
Stanley Electric Co., Ltd.	800	21,141
Subaru Corp.	4,200	118,140
SUMCO Corp.	1,700	22,808
Sumitomo Chemical Co., Ltd.	9,200	41,286
Sumitomo Corp. (a)	7,800	121,826
Sumitomo Dainippon Pharma Co., Ltd. (a)	1,300	21,351
Sumitomo Electric Industries, Ltd. (a)	4,800	60,891
Sumitomo Heavy Industries, Ltd.	700	20,726
Sumitomo Metal Mining Co., Ltd.	1,700	52,648
Sumitomo Mitsui Financial Group, Inc. (a)	8,800	300,865
Sumitomo Mitsui Trust Holdings, Inc. (a)	2,200	79,308
Sumitomo Realty & Development Co., Ltd. (a)	2,200	83,725
Sumitomo Rubber Industries, Ltd.	1,400	16,607
Sundrug Co., Ltd.	400	12,584
Suntory Beverage & Food, Ltd.	800	34,198
Suzuken Co., Ltd.	400	21,467
Suzuki Motor Corp. (a)	2,400	101,863

See accompanying notes to financial statements.
64

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Sysmex Corp.	1,200	$ 80,300
T&D Holdings, Inc.	3,900	41,319
Taiheiyo Cement Corp.	600	16,050
Taisei Corp.	1,500	58,085
Taisho Pharmaceutical Holdings Co., Ltd. (a)	200	14,527
Taiyo Nippon Sanso Corp.	700	14,139
Takeda Pharmaceutical Co., Ltd.	9,708	331,460
TDK Corp. (a)	800	71,580
Teijin, Ltd. (a)	1,500	28,813
Terumo Corp.	4,200	135,239
THK Co., Ltd.	600	15,728
Tobu Railway Co., Ltd.	1,300	42,100
Toho Co., Ltd.	700	30,669
Toho Gas Co., Ltd.	400	15,286
Tohoku Electric Power Co., Inc.	2,600	25,356
Tokio Marine Holdings, Inc. (a)	4,300	229,930
Tokyo Century Corp. (a)	200	9,244
Tokyo Electric Power Co. Holdings, Inc. (a)(b)	9,400	46,011
Tokyo Electron, Ltd.	1,000	190,285
Tokyo Gas Co., Ltd. (a)	2,500	63,023
Tokyu Corp.	3,200	60,047
Tokyu Fudosan Holdings Corp. (a)	4,600	29,326
Toppan Printing Co., Ltd. (a)	1,800	31,845
Toray Industries, Inc.	9,300	69,022
Toshiba Corp.	3,400	103,817
Tosoh Corp.	1,900	25,105
TOTO, Ltd.	800	29,942
Toyo Seikan Group Holdings, Ltd.	900	13,957
Toyo Suisan Kaisha, Ltd.	500	20,032
Toyoda Gosei Co., Ltd. (a)	300	6,004
Toyota Industries Corp. (a)	1,000	57,368
Toyota Motor Corp.	15,000	1,001,527
Toyota Tsusho Corp.	1,600	51,594
Trend Micro, Inc.	700	33,292
Tsuruha Holdings, Inc. (a)	200	21,781
Unicharm Corp.	2,600	82,276
United Urban Investment Corp. REIT	20	38,307
USS Co., Ltd.	1,700	32,985
Welcia Holdings Co., Ltd.	300	15,101
West Japan Railway Co.	1,200	101,385
Yahoo! Japan Corp.	19,200	54,007
Yakult Honsha Co., Ltd. (a)	700	39,121
Yamada Denki Co., Ltd.	3,900	18,873
Yamaha Corp. (a)	800	35,901
Yamaha Motor Co., Ltd.	2,000	36,234
Yamato Holdings Co., Ltd.	2,100	31,595
Yamazaki Baking Co., Ltd.	700	12,488
Yaskawa Electric Corp.	1,600	58,700
Yokogawa Electric Corp. (a)	1,700	31,098
Yokohama Rubber Co., Ltd.	500	9,998
ZOZO, Inc. (a)	1,500	34,587
		22,032,602
Security Description	Shares	Value
LUXEMBOURG — 0.3%
ArcelorMittal	4,363	$ 61,388
Eurofins Scientific SE (a)	77	35,794
Millicom International Cellular SA SDR	469	22,782
RTL Group SA	283	13,612
SES SA	2,559	46,660
Tenaris SA	3,308	35,105
		215,341
MACAU — 0.0% (c)
MGM China Holdings, Ltd. (a)	6,800	10,600
Wynn Macau, Ltd.	10,400	20,297
		30,897
MEXICO — 0.0% (c)
Fresnillo PLC	1,580	13,310
NETHERLANDS — 3.2%
ABN AMRO Bank NV (d)	2,845	50,169
Adyen NV (b)(d)	72	47,442
Aegon NV	12,272	51,067
Akzo Nobel NV	1,473	131,344
ASML Holding NV	2,789	690,969
EXOR NV	686	45,980
Heineken Holding NV	779	77,580
Heineken NV	1,674	180,966
ING Groep NV	25,218	264,040
Koninklijke Ahold Delhaize NV	7,829	195,925
Koninklijke DSM NV	1,193	143,587
Koninklijke KPN NV	23,604	73,622
Koninklijke Philips NV	5,997	277,862
Koninklijke Vopak NV	494	25,398
NN Group NV	2,145	76,094
NXP Semiconductors NV	1,982	216,276
Randstad NV	832	40,899
Wolters Kluwer NV	1,802	131,585
		2,720,805
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (b)	5,043	41,931
Auckland International Airport, Ltd.	6,119	35,108
Fisher & Paykel Healthcare Corp., Ltd.	3,937	42,708
Fletcher Building, Ltd.	5,858	18,917
Meridian Energy, Ltd.	9,029	29,441
Ryman Healthcare, Ltd.	2,751	22,926
Spark New Zealand, Ltd.	12,904	35,683
		226,714
NORWAY — 0.5%
DNB ASA	6,439	113,565
Gjensidige Forsikring ASA	1,427	28,325
Mowi ASA	2,796	64,592
Norsk Hydro ASA	9,482	33,395
Orkla ASA	5,056	46,053
Schibsted ASA Class B	648	18,186
Telenor ASA	4,940	99,252

See accompanying notes to financial statements.
65

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Yara International ASA	1,124	$ 48,469
		451,837
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	16,515	64,132
Jeronimo Martins SGPS SA	1,790	30,209
		94,341
RUSSIA — 0.0% (c)
Evraz PLC	3,341	19,252
SINGAPORE — 1.4%
Ascendas Real Estate Investment Trust	15,700	35,421
CapitaLand Commercial Trust REIT	18,094	27,084
CapitaLand Mall Trust REIT	18,200	34,613
CapitaLand, Ltd.	16,200	41,352
City Developments, Ltd.	2,600	18,463
ComfortDelGro Corp., Ltd.	15,600	27,074
DBS Group Holdings, Ltd.	11,673	211,024
Genting Singapore, Ltd.	41,700	26,536
Golden Agri-Resources, Ltd.	34,500	5,613
Jardine Cycle & Carriage, Ltd.	400	8,677
Keppel Corp., Ltd.	9,200	39,450
Oversea-Chinese Banking Corp., Ltd.	20,835	163,619
SATS, Ltd.	4,800	16,799
Sembcorp Industries, Ltd.	7,800	11,732
Singapore Airlines, Ltd.	3,800	25,115
Singapore Exchange, Ltd.	5,200	31,849
Singapore Press Holdings, Ltd. (a)	10,400	15,643
Singapore Technologies Engineering, Ltd.	10,400	28,878
Singapore Telecommunications, Ltd.	54,000	121,050
Suntec Real Estate Investment Trust	12,700	17,449
United Overseas Bank, Ltd.	8,271	153,470
UOL Group, Ltd.	3,123	16,937
Venture Corp., Ltd.	1,700	18,821
Wilmar International, Ltd.	13,000	35,064
		1,131,733
SOUTH AFRICA — 0.0% (c)
Investec PLC	4,425	22,831
SPAIN — 2.9%
Abertis Infraestructuras SA (b)(f)	177	1,248
ACS Actividades de Construccion y Servicios SA	1,661	66,385
Aena SME SA (d)	433	79,306
Amadeus IT Group SA	2,879	206,274
Banco Bilbao Vizcaya Argentaria SA	43,178	225,031
Banco de Sabadell SA	37,535	36,428
Banco Santander SA	110,279	449,225
Bankia SA	8,185	15,460
Bankinter SA	4,760	30,067
CaixaBank SA	23,439	61,583
Cellnex Telecom SA (d)	1,284	53,053
Enagas SA	1,427	33,075
Security Description	Shares	Value
Endesa SA	2,034	$ 53,530
Ferrovial SA	3,123	90,258
Grifols SA	1,912	56,364
Iberdrola SA	39,938	415,201
Industria de Diseno Textil SA	7,171	222,026
Mapfre SA	7,604	20,484
Naturgy Energy Group SA	1,985	52,673
Red Electrica Corp. SA	2,793	56,742
Siemens Gamesa Renewable Energy SA (a)	1,455	19,749
Telefonica SA	30,259	230,951
		2,475,113
SWEDEN — 2.5%
Alfa Laval AB	2,100	41,500
Assa Abloy AB Class B	6,612	147,342
Atlas Copco AB Class A	4,323	133,311
Atlas Copco AB Class B	2,569	69,711
Boliden AB	1,685	38,774
Electrolux AB Class B	1,490	35,370
Epiroc AB Class A	4,250	46,122
Epiroc AB Class B	2,471	25,559
Essity AB Class B	4,001	116,911
Hennes & Mauritz AB Class B	5,314	103,144
Hexagon AB Class B	1,710	82,542
Husqvarna AB Class B	2,919	22,231
ICA Gruppen AB	578	26,736
Industrivarden AB Class C	1,146	25,118
Investor AB Class B	3,004	146,990
Kinnevik AB Class B	1,691	44,527
L E Lundbergforetagen AB Class B	466	17,555
Sandvik AB	7,263	113,279
Securitas AB Class B	1,958	30,031
Skandinaviska Enskilda Banken AB Class A	10,806	99,442
Skanska AB Class B	2,131	43,217
SKF AB Class B	2,506	41,469
Svenska Handelsbanken AB Class A	10,067	94,382
Swedbank AB Class A	5,971	86,053
Swedish Match AB	1,197	49,562
Tele2 AB Class B (a)	3,394	50,571
Telefonaktiebolaget LM Ericsson Class B	20,264	162,118
Telia Co. AB	18,476	82,814
Volvo AB Class B	9,822	138,107
		2,114,488
SWITZERLAND — 10.1%
ABB, Ltd.	12,097	237,900
Adecco Group AG	1,069	59,199
Baloise Holding AG	323	57,917
Barry Callebaut AG	17	35,086
Chocoladefabriken Lindt & Spruengli AG (e)	6	44,346
Chocoladefabriken Lindt & Spruengli AG (e)	1	82,836
Cie Financiere Richemont SA	3,437	252,376

See accompanying notes to financial statements.
66

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Clariant AG	1,327	$ 25,857
Coca-Cola HBC AG	1,289	42,205
Credit Suisse Group AG (b)	16,525	202,761
Dufry AG	240	20,092
EMS-Chemie Holding AG	52	32,410
Geberit AG	245	117,101
Givaudan SA	61	170,309
Julius Baer Group, Ltd.	1,478	65,544
Kuehne + Nagel International AG	346	51,007
LafargeHolcim, Ltd.	3,254	160,293
Lonza Group AG	482	163,092
Nestle SA	20,051	2,177,328
Novartis AG	14,197	1,232,120
Pargesa Holding SA	237	18,242
Partners Group Holding AG	124	95,231
Roche Holding AG	4,601	1,340,180
Schindler Holding AG (e)	271	60,660
Schindler Holding AG (e)	123	27,458
SGS SA	37	91,800
Sika AG	836	122,405
Sonova Holding AG	367	85,387
STMicroelectronics NV	4,538	87,716
Straumann Holding AG	66	53,997
Swatch Group AG (e)	186	49,412
Swatch Group AG (e)	345	17,351
Swiss Life Holding AG	220	105,262
Swiss Prime Site AG	498	48,769
Swiss Re AG	2,001	208,900
Swisscom AG	168	82,943
Temenos AG	410	68,666
UBS Group AG (b)	25,247	286,866
Vifor Pharma AG	313	50,051
Zurich Insurance Group AG	982	376,196
		8,507,271
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC (a)	621	20,738
UNITED KINGDOM — 14.5%
3i Group PLC	6,415	92,214
Admiral Group PLC	1,258	32,834
Amcor PLC	915	8,794
Ashtead Group PLC	3,022	84,312
Associated British Foods PLC	2,347	66,608
AstraZeneca PLC	8,600	769,505
Auto Trader Group PLC (d)	5,968	37,507
Aviva PLC	25,145	123,728
BAE Systems PLC	20,903	146,825
Barclays PLC	113,082	209,584
Barratt Developments PLC	6,409	51,178
Berkeley Group Holdings PLC	786	40,477
British American Tobacco PLC	14,901	552,252
British Land Co. PLC REIT	6,161	44,399
BT Group PLC	55,628	122,417
Bunzl PLC	2,172	56,877
Burberry Group PLC	2,765	74,075
Security Description	Shares	Value
CNH Industrial NV	6,743	$ 68,660
Coca-Cola European Partners PLC	1,679	93,719
Compass Group PLC	10,266	264,781
Croda International PLC	812	48,630
DCC PLC	632	55,265
Diageo PLC	15,842	650,671
Direct Line Insurance Group PLC	8,603	31,826
easyJet PLC	1,117	15,829
Experian PLC	5,881	188,353
Fiat Chrysler Automobiles NV	6,964	90,134
G4S PLC	10,934	25,493
GlaxoSmithKline PLC	32,701	703,029
GVC Holdings PLC	3,330	30,506
Halma PLC	2,511	60,989
Hargreaves Lansdown PLC	1,869	47,883
HSBC Holdings PLC	134,490	1,035,162
Imperial Brands PLC	6,285	141,594
Informa PLC	8,010	84,099
InterContinental Hotels Group PLC	1,106	69,168
Intertek Group PLC	1,064	71,826
ITV PLC	25,562	39,659
J Sainsbury PLC	11,655	31,569
John Wood Group PLC	4,659	21,811
Johnson Matthey PLC	1,226	46,185
Kingfisher PLC	14,277	36,383
Land Securities Group PLC REIT	4,660	49,179
Legal & General Group PLC	39,300	120,299
Lloyds Banking Group PLC	462,768	308,629
London Stock Exchange Group PLC	2,067	186,147
Marks & Spencer Group PLC	11,965	27,196
Meggitt PLC	5,471	42,811
Melrose Industries PLC	32,625	81,051
Merlin Entertainments PLC (d)	4,997	27,858
Micro Focus International PLC	2,268	31,772
Mondi PLC	3,081	59,153
National Grid PLC	22,861	248,445
Next PLC	909	69,293
Ocado Group PLC (b)	3,007	49,006
Pearson PLC	5,173	47,045
Persimmon PLC	2,046	54,712
Prudential PLC	16,820	305,727
Reckitt Benckiser Group PLC	4,618	361,022
RELX PLC (e)	7,150	170,271
RELX PLC (e)	5,572	132,608
Rentokil Initial PLC	12,230	70,502
Rio Tinto PLC	7,400	383,819
Rio Tinto, Ltd.	2,453	153,316
Rolls-Royce Holdings PLC	11,209	109,453
Royal Bank of Scotland Group PLC	31,496	80,575
RSA Insurance Group PLC	6,487	42,704
Sage Group PLC	6,923	58,985
Schroders PLC	825	31,262
Segro PLC REIT	7,357	73,507
Severn Trent PLC	1,490	39,752
Smith & Nephew PLC	5,780	139,534
Smiths Group PLC	2,501	48,387

See accompanying notes to financial statements.
67

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Spirax-Sarco Engineering PLC	489	$ 47,274
St James's Place PLC	3,346	40,383
Standard Chartered PLC	18,594	156,773
Standard Life Aberdeen PLC	15,582	54,878
Taylor Wimpey PLC	20,689	41,174
Tesco PLC	63,295	187,976
Unilever NV	9,470	569,379
Unilever PLC	7,206	434,230
United Utilities Group PLC	4,300	43,758
Vodafone Group PLC	173,170	345,704
Weir Group PLC	1,594	28,001
Whitbread PLC	876	46,353
Wm Morrison Supermarkets PLC (a)	15,760	38,900
WPP PLC	8,382	105,151
		12,210,764
UNITED STATES — 0.3%
Carnival PLC	1,087	45,142
Ferguson PLC	1,489	109,066
QIAGEN NV (b)	1,540	50,434
		204,642
TOTAL COMMON STOCKS (Cost $83,493,258)		83,535,289

RIGHTS — 0.0% (c)
AUSTRALIA — 0.0% (c)
Harvey Norman Holdings, Ltd.(expiring 10/11/19) (a) (b) (Cost: $0)	222	269
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (g) (h)	24,556	24,558
State Street Navigator Securities Lending Portfolio III (i) (j)	3,926,093	3,926,093
TOTAL SHORT-TERM INVESTMENTS (Cost $3,950,651)		3,950,651
TOTAL INVESTMENTS — 103.9% (Cost $87,443,909)		87,486,209
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(3,309,128)
NET ASSETS — 100.0%		$ 84,177,081

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of this security is $1,248, representing less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.
68

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$83,534,041	$1,248	$—	$83,535,289
Rights	269	—	—	269
Short-Term Investments	3,950,651	—	—	3,950,651
TOTAL INVESTMENTS	$87,484,961	$1,248	$—	$87,486,209
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 85,402	$ 60,844	$—	$—	24,556	$ 24,558	$ 114
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,515	16,515	2,914,073	2,930,588	—	—	—	—	1,478
State Street Navigator Securities Lending Government Money Market Portfolio	1,469,041	1,469,041	6,900,242	8,369,283	—	—	—	—	5,310
State Street Navigator Securities Lending Portfolio III	—	—	13,829,909	9,903,816	—	—	3,926,093	3,926,093	10,796
Total		$1,485,556	$23,729,626	$21,264,531	$—	$—		$3,950,651	$17,698
See accompanying notes to financial statements.
69

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 6.0%
AGL Energy, Ltd.	21,531	$ 278,233
Aristocrat Leisure, Ltd.	15,893	328,002
ASX, Ltd.	5,810	317,677
Aurizon Holdings, Ltd.	36,947	147,021
Australia & New Zealand Banking Group, Ltd.	37,081	713,264
Bank of Queensland, Ltd. (a)	15,839	105,971
Bendigo & Adelaide Bank, Ltd. (a)	15,083	116,885
BHP Group PLC	11,239	239,934
BHP Group, Ltd.	17,234	426,814
Brambles, Ltd.	47,500	365,215
Caltex Australia, Ltd.	13,681	242,859
Coca-Cola Amatil, Ltd.	17,188	123,459
Cochlear, Ltd.	3,244	455,415
Coles Group, Ltd.	26,729	277,621
Commonwealth Bank of Australia	22,460	1,224,424
CSL, Ltd.	16,892	2,662,385
Dexus REIT	60,361	485,676
Flight Centre Travel Group, Ltd. (a)	3,283	105,397
Fortescue Metals Group, Ltd. (a)	25,136	149,186
Goodman Group REIT	26,271	251,248
GPT Group REIT	102,765	426,949
Insurance Australia Group, Ltd.	42,618	227,075
LendLease Group	6,694	79,279
Macquarie Group, Ltd.	1,757	155,331
Medibank Pvt, Ltd.	147,687	338,665
Mirvac Group REIT	132,972	274,430
National Australia Bank, Ltd.	26,746	535,753
Newcrest Mining, Ltd.	24,891	583,374
QBE Insurance Group, Ltd.	18,747	158,807
Ramsay Health Care, Ltd. (a)	3,090	135,192
REA Group, Ltd. (a)	1,761	128,534
Scentre Group REIT	248,091	657,587
SEEK, Ltd.	3,785	54,808
Sonic Healthcare, Ltd.	31,357	593,222
Stockland REIT	69,262	212,548
Suncorp Group, Ltd. (b)	12,076	111,178
Tabcorp Holdings, Ltd.	23,017	75,290
Telstra Corp., Ltd.	288,471	682,903
Transurban Group Stapled Security	74,940	742,481
Vicinity Centres REIT	195,843	339,462
Wesfarmers, Ltd.	54,510	1,463,218
Westpac Banking Corp. (a)	44,298	885,548
Woodside Petroleum, Ltd.	6,480	141,515
Woolworths Group, Ltd.	44,631	1,122,179
		19,142,014
AUSTRIA — 0.1%
Erste Group Bank AG	2,446	80,906
OMV AG	2,228	119,602
Raiffeisen Bank International AG	3,299	76,571
Security Description	Shares	Value
Voestalpine AG	2,792	$ 64,164
		341,243
BELGIUM — 1.2%
Ageas	6,322	350,677
Anheuser-Busch InBev SA	4,950	471,761
Colruyt SA	12,496	684,972
Groupe Bruxelles Lambert SA	9,959	956,528
KBC Group NV	2,528	164,314
Proximus SADP	25,848	767,891
Solvay SA	900	93,212
UCB SA	5,512	400,212
		3,889,567
CHINA — 0.1%
Alcon, Inc. (b)	3,513	205,041
BeiGene, Ltd. ADR (a)(b)	232	28,411
BOC Hong Kong Holdings, Ltd.	57,036	193,530
		426,982
DENMARK — 3.1%
AP Moller - Maersk A/S Class B	113	127,808
Carlsberg A/S Class B	1,722	254,583
Chr. Hansen Holding A/S	5,625	477,528
Coloplast A/S Class B	8,292	998,883
Danske Bank A/S	16,913	235,548
Demant A/S (a)(b)	4,926	126,197
DSV A/S	8,102	771,095
Genmab A/S (b)	269	54,617
H Lundbeck A/S	2,521	83,634
ISS A/S	8,368	207,106
Novo Nordisk A/S Class B	80,728	4,151,005
Novozymes A/S Class B	8,977	377,507
Orsted A/S (c)	8,832	820,970
Pandora A/S	5,579	223,940
Tryg A/S	21,517	616,742
Vestas Wind Systems A/S	3,324	258,113
		9,785,276
FINLAND — 1.4%
Elisa Oyj	19,931	1,027,771
Fortum Oyj	3,471	82,077
Kone Oyj Class B	13,558	772,156
Neste Oyj (a)	7,653	253,386
Nokia Oyj	51,743	262,308
Nokian Renkaat Oyj	3,926	110,770
Nordea Bank Abp (d)	34,154	242,500
Nordea Bank Abp (d)	2,830	20,060
Orion Oyj Class B	5,366	200,187
Sampo Oyj Class A	28,307	1,125,783
UPM-Kymmene Oyj	12,098	357,692
Wartsila OYJ Abp (a)	14,526	162,717
		4,617,407
FRANCE — 8.8%
Aeroports de Paris	3,464	616,317
Air Liquide SA	5,671	807,438
Airbus SE	13,560	1,762,147

See accompanying notes to financial statements.
70

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Atos SE	870	$ 61,347
AXA SA	28,503	728,063
BNP Paribas SA	20,483	997,506
Bureau Veritas SA	8,662	208,697
Capgemini SE	1,008	118,793
Carrefour SA	8,798	154,041
Casino Guichard Perrachon SA (a)	2,972	141,883
Cie de Saint-Gobain	6,307	247,532
Cie Generale des Etablissements Michelin SCA	5,745	641,352
Credit Agricole SA	20,958	254,531
Danone SA	9,007	793,606
Dassault Systemes SE	4,022	573,310
Engie SA	22,067	360,380
EssilorLuxottica SA	4,685	675,478
Eutelsat Communications SA	5,627	104,748
Faurecia SE	2,973	141,055
Getlink SE	5,094	76,527
Hermes International	1,917	1,325,005
Iliad SA	651	61,192
Ipsen SA	1,171	111,194
Kering SA	2,165	1,103,550
Legrand SA	7,581	541,179
L'Oreal SA	9,522	2,666,849
LVMH Moet Hennessy Louis Vuitton SE	8,379	3,330,999
Orange SA	45,899	720,313
Pernod Ricard SA	2,478	441,428
Peugeot SA	11,152	278,173
Publicis Groupe SA	1,909	93,903
Renault SA	5,954	341,819
Safran SA	2,987	470,391
Sanofi	16,827	1,560,408
Schneider Electric SE	3,379	296,545
SCOR SE	8,338	344,423
SEB SA	539	81,855
Societe BIC SA (a)	2,060	138,342
Societe Generale SA	21,753	596,198
Sodexo SA	6,165	692,271
Thales SA	8,199	943,017
TOTAL SA	29,314	1,530,315
Unibail-Rodamco-Westfield	26,239	188,472
Unibail-Rodamco-Westfield, REIT	694	101,196
Valeo SA	6,721	217,985
Vinci SA	3,750	404,001
Vivendi SA	6,692	183,704
Worldline SA (b)(c)	337	21,272
		28,250,750
GERMANY — 6.8%
adidas AG	6,040	1,880,950
Allianz SE	4,603	1,073,140
Aroundtown SA	10,658	87,192
BASF SE	12,777	893,158
Bayer AG	8,776	618,928
Bayerische Motoren Werke AG	5,345	376,374
Security Description	Shares	Value
Bayerische Motoren Werke AG Preference Shares	1,253	$ 69,599
Beiersdorf AG	8,242	972,223
Commerzbank AG	23,549	136,632
Continental AG	4,129	529,819
Covestro AG (c)	8,309	411,255
Daimler AG	15,635	777,605
Deutsche Bank AG	44,546	333,684
Deutsche Boerse AG	946	147,893
Deutsche Lufthansa AG	8,842	140,545
Deutsche Post AG	17,062	570,027
Deutsche Telekom AG	71,879	1,206,312
E.ON SE	21,341	207,509
Fresenius Medical Care AG & Co. KGaA	7,500	504,490
Fresenius SE & Co. KGaA	3,151	147,354
Fuchs Petrolub SE Preference Shares	2,646	99,406
GEA Group AG	4,710	127,190
Hannover Rueck SE	2,056	347,649
HeidelbergCement AG	1,524	110,188
Henkel AG & Co. KGaA Preference Shares	5,034	498,316
Henkel AG & Co. KGaA	7,083	648,638
HUGO BOSS AG	2,646	141,781
Infineon Technologies AG	29,263	526,774
Knorr-Bremse AG	1,009	94,865
Merck KGaA	3,683	414,972
METRO AG	7,078	111,734
MTU Aero Engines AG	900	239,212
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,168	1,337,548
Porsche Automobil Holding SE Preference Shares	2,195	142,861
Puma SE	744	57,589
RWE AG	8,135	254,445
SAP SE	25,612	3,012,247
Siemens AG	5,971	639,567
Thyssenkrupp AG	6,765	93,702
TUI AG	16,087	187,495
Uniper SE	14,426	473,232
United Internet AG	1,309	46,708
Volkswagen AG Preference Shares	4,324	735,671
Wirecard AG	2,696	431,324
		21,857,803
HONG KONG — 5.1%
AIA Group, Ltd.	308,623	2,915,215
ASM Pacific Technology, Ltd.	14,000	170,906
Bank of East Asia, Ltd.	38,457	94,678
CK Asset Holdings, Ltd.	33,620	227,724
CK Hutchison Holdings, Ltd.	53,000	467,842
CK Infrastructure Holdings, Ltd.	90,000	605,595
CLP Holdings, Ltd.	139,500	1,465,396
Dairy Farm International Holdings, Ltd.	21,600	136,080

See accompanying notes to financial statements.
71

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Galaxy Entertainment Group, Ltd.	68,000	$ 422,864
Hang Seng Bank, Ltd.	56,529	1,218,639
HK Electric Investments & HK Electric Investments, Ltd. Class SS	456,540	435,027
HKT Trust & HKT, Ltd.	582,540	924,407
Hong Kong & China Gas Co., Ltd.	709,799	1,383,490
Hong Kong Exchanges & Clearing, Ltd.	39,643	1,163,085
Jardine Matheson Holdings, Ltd.	7,400	395,900
Jardine Strategic Holdings, Ltd.	2,600	77,688
Link REIT	55,000	606,520
MTR Corp., Ltd.	209,789	1,177,477
New World Development Co., Ltd.	94,749	123,038
PCCW, Ltd.	537,000	301,401
Power Assets Holdings, Ltd.	110,000	738,768
Sands China, Ltd.	86,800	393,066
Sun Hung Kai Properties, Ltd.	14,000	201,444
Swire Pacific, Ltd. Class A	15,500	144,236
Techtronic Industries Co., Ltd.	46,500	323,567
WH Group, Ltd. (c)	117,000	104,771
Yue Yuen Industrial Holdings, Ltd.	59,500	162,803
		16,381,627
IRELAND — 0.9%
AerCap Holdings NV (b)	1,580	86,505
AIB Group PLC	48,289	143,404
Bank of Ireland Group PLC	16,975	67,362
CRH PLC	5,960	205,259
Flutter Entertainment PLC	971	90,784
James Hardie Industries PLC	9,264	155,328
Kerry Group PLC Class A	14,155	1,655,830
Kingspan Group PLC	7,032	343,450
		2,747,922
ISRAEL — 0.9%
Azrieli Group, Ltd.	2,232	175,308
Bank Hapoalim BM (b)	74,009	583,419
Bank Leumi Le-Israel BM	95,117	677,022
Check Point Software Technologies, Ltd. (a)(b)	6,572	719,634
Mizrahi Tefahot Bank, Ltd.	21,961	545,898
Teva Pharmaceutical Industries, Ltd. ADR (a)(b)	7,756	53,361
Teva Pharmaceutical Industries, Ltd. (b)	8,917	61,366
		2,816,008
ITALY — 1.4%
Assicurazioni Generali SpA	27,257	528,343
Enel SpA	100,939	753,909
Eni SpA	22,905	350,443
Ferrari NV	3,887	599,833
FinecoBank Banca Fineco SpA	14,354	151,980
Intesa Sanpaolo SpA	234,344	555,801
Mediobanca Banca di Credito Finanziario SpA	13,465	147,089
Security Description	Shares	Value
Moncler SpA	7,993	$ 284,947
Recordati SpA	4,952	212,492
Snam SpA	99,562	502,986
Telecom Italia SpA	365,273	199,747
UniCredit SpA	29,614	349,326
		4,636,896
JAPAN — 25.0%
ABC-Mart, Inc.	7,800	495,822
Advantest Corp.	7,000	309,276
Aeon Co., Ltd.	10,300	188,750
Aisin Seiki Co., Ltd. (a)	2,300	72,251
Ajinomoto Co., Inc.	15,000	283,137
ANA Holdings, Inc.	20,700	696,033
Aozora Bank, Ltd. (a)	4,300	107,505
Asahi Group Holdings, Ltd.	10,900	539,579
Asahi Kasei Corp. (a)	10,300	101,404
Astellas Pharma, Inc.	90,200	1,284,041
Bandai Namco Holdings, Inc. (a)	7,600	473,264
Bank of Kyoto, Ltd. (a)	1,700	66,458
Benesse Holdings, Inc. (a)	6,200	160,973
Bridgestone Corp.	22,600	874,933
Canon, Inc.	50,300	1,341,566
Central Japan Railway Co.	3,100	637,354
Chiba Bank, Ltd. (a)	18,100	93,117
Chubu Electric Power Co., Inc.	11,200	162,184
Chugoku Electric Power Co., Inc. (a)	23,300	299,456
Concordia Financial Group, Ltd. (a)	21,700	83,126
Daicel Corp. (a)	8,000	67,583
Daifuku Co., Ltd. (a)	2,300	118,538
Dai-ichi Life Holdings, Inc.	19,208	289,520
Daiichi Sankyo Co., Ltd.	2,806	176,655
Daikin Industries, Ltd.	1,000	131,205
Daito Trust Construction Co., Ltd. (a)	4,500	575,017
Daiwa House Industry Co., Ltd.	18,800	609,880
Daiwa House REIT Investment Corp.	275	773,537
Denso Corp. (a)	4,300	188,949
Disco Corp. (a)	600	113,588
East Japan Railway Co.	10,000	953,967
Eisai Co., Ltd.	700	35,565
FamilyMart Co., Ltd. (a)	7,100	172,975
FANUC Corp. (a)	600	112,922
Fast Retailing Co., Ltd. (a)	200	118,825
Fujitsu, Ltd.	7,500	600,625
Fukuoka Financial Group, Inc. (a)	3,700	69,875
Hankyu Hanshin Holdings, Inc.	2,300	88,638
Hikari Tsushin, Inc.	800	173,065
Hitachi, Ltd.	13,800	513,693
Honda Motor Co., Ltd.	29,600	766,464
Hoshizaki Corp. (a)	1,500	117,835
Hoya Corp.	11,300	922,088
Idemitsu Kosan Co., Ltd. (a)	2,300	65,015
IHI Corp.	3,300	71,695

See accompanying notes to financial statements.
72

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Inpex Corp.	9,900	$ 90,788
Isuzu Motors, Ltd. (a)	13,000	143,201
ITOCHU Corp.	20,014	413,150
Japan Airlines Co., Ltd.	22,400	665,730
Japan Exchange Group, Inc.	16,706	262,628
Japan Post Bank Co., Ltd. (a)	68,800	666,515
Japan Post Holdings Co., Ltd.	114,200	1,051,390
Japan Prime Realty Investment Corp. REIT	112	531,631
Japan Real Estate Investment Corp. REIT (a)	186	1,247,745
Japan Retail Fund Investment Corp. REIT	388	820,697
Japan Tobacco, Inc.	49,500	1,083,664
JFE Holdings, Inc.	9,000	108,258
JXTG Holdings, Inc. (a)	75,382	343,448
Kajima Corp.	23,700	310,737
Kakaku.com, Inc.	7,400	181,996
Kansai Electric Power Co., Inc. (a)	11,200	125,239
Kao Corp.	20,000	1,477,492
Kawasaki Heavy Industries, Ltd. (a)	3,600	79,678
KDDI Corp.	76,118	1,989,668
Keihan Holdings Co., Ltd.	2,600	115,596
Keikyu Corp.	16,100	312,093
Keio Corp. (a)	2,600	161,906
Keyence Corp.	2,100	1,299,931
Kintetsu Group Holdings Co., Ltd.	12,000	625,121
Kirin Holdings Co., Ltd.	19,500	412,824
Kobe Steel, Ltd. (a)	12,600	67,153
Koito Manufacturing Co., Ltd.	3,200	156,336
Komatsu, Ltd.	7,000	160,305
Kose Corp. (a)	1,000	168,864
Kubota Corp.	8,400	127,040
Kyocera Corp.	2,200	136,489
Kyowa Kirin Co., Ltd.	6,400	124,240
Kyushu Electric Power Co., Inc. (a)	8,700	82,110
Kyushu Railway Co. (a)	21,119	673,189
Lawson, Inc.	9,500	486,098
LIXIL Group Corp.	9,000	158,223
M3, Inc. (a)	17,000	409,290
Marubeni Corp.	41,900	278,248
Mazda Motor Corp. (a)	11,200	99,435
McDonald's Holdings Co. Japan, Ltd.	11,000	532,315
Mebuki Financial Group, Inc. (a)	48,700	119,863
MEIJI Holdings Co., Ltd.	7,500	546,842
MISUMI Group, Inc.	9,100	214,123
Mitsubishi Chemical Holdings Corp.	21,100	150,350
Mitsubishi Corp.	14,500	355,674
Mitsubishi Electric Corp.	18,000	238,584
Mitsubishi Heavy Industries, Ltd. (a)	4,300	168,379
Mitsubishi Tanabe Pharma Corp.	33,713	369,650
Security Description	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	293,200	$ 1,487,771
Mitsui & Co., Ltd.	21,700	354,991
Mizuho Financial Group, Inc. (a)	1,033,300	1,583,294
MonotaRO Co., Ltd. (a)	3,700	96,749
MS&AD Insurance Group Holdings, Inc.	9,500	307,657
Murata Manufacturing Co., Ltd.	2,400	115,142
Nabtesco Corp. (a)	1,200	37,141
Nagoya Railroad Co., Ltd.	21,000	627,620
NEC Corp.	13,700	578,043
Nexon Co., Ltd. (b)	12,900	156,483
NH Foods, Ltd.	7,100	285,445
Nippon Building Fund, Inc. REIT	161	1,236,456
Nippon Prologis REIT, Inc.	264	723,298
Nippon Steel Corp. (a)	13,400	186,664
Nippon Telegraph & Telephone Corp.	29,500	1,407,374
Nippon Yusen KK (a)	2,200	36,743
Nissan Chemical Corp.	3,000	124,774
Nissan Motor Co., Ltd. (a)	172,616	1,076,664
Nissin Foods Holdings Co., Ltd.	7,900	570,160
Nitori Holdings Co., Ltd.	6,300	921,610
Nitto Denko Corp.	6,300	303,356
Nomura Holdings, Inc. (a)	63,300	268,194
Nomura Real Estate Master Fund, Inc. REIT	427	771,227
Nomura Research Institute, Ltd.	3,900	77,621
NTT DOCOMO, Inc. (a)	101,922	2,596,264
Obayashi Corp.	13,300	132,415
Obic Co., Ltd.	1,500	170,992
Oji Holdings Corp.	13,900	64,822
Ono Pharmaceutical Co., Ltd.	10,100	182,889
Oracle Corp. Japan	2,800	242,757
Oriental Land Co., Ltd. (a)	11,900	1,810,187
ORIX Corp.	19,500	290,673
Osaka Gas Co., Ltd. (a)	10,500	200,819
Otsuka Corp.	7,500	298,751
Otsuka Holdings Co., Ltd.	11,500	429,887
Pan Pacific International Holdings Corp.	10,800	180,375
Panasonic Corp. (a)	33,000	267,359
Park24 Co., Ltd. (a)	10,000	232,061
Pigeon Corp. (a)	2,000	82,443
Recruit Holdings Co., Ltd.	33,105	1,006,551
Resona Holdings, Inc. (a)	43,500	186,357
Ricoh Co., Ltd. (a)	11,900	107,136
Ryohin Keikaku Co., Ltd.	10,000	186,722
Sankyo Co., Ltd.	8,600	295,619
Santen Pharmaceutical Co., Ltd.	3,200	55,606
Secom Co., Ltd.	8,900	811,808
Sekisui Chemical Co., Ltd. (a)	11,300	174,924
Sekisui House, Ltd.	16,100	316,563
Seven & i Holdings Co., Ltd.	13,800	527,611
Shimamura Co., Ltd.	3,500	277,215
Shimano, Inc.	800	120,509

See accompanying notes to financial statements.
73

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Shin-Etsu Chemical Co., Ltd.	9,800	$ 1,048,235
Shinsei Bank, Ltd.	5,100	74,276
Shionogi & Co., Ltd.	12,000	666,093
Shizuoka Bank, Ltd. (a)	12,000	89,382
Showa Denko KK	2,500	65,348
SMC Corp.	1,200	511,867
SoftBank Group Corp. (a)	18,000	706,176
Sompo Holdings, Inc. (a)	4,500	188,078
Sony Corp.	8,800	516,804
Subaru Corp.	16,400	461,309
SUMCO Corp.	1,200	16,100
Sumitomo Chemical Co., Ltd. (a)	28,100	126,102
Sumitomo Corp.	14,512	226,660
Sumitomo Electric Industries, Ltd. (a)	11,300	143,348
Sumitomo Mitsui Financial Group, Inc. (a)	28,700	981,231
Sumitomo Mitsui Trust Holdings, Inc. (a)	7,100	255,948
Sumitomo Rubber Industries, Ltd.	7,400	87,780
Suntory Beverage & Food, Ltd.	19,987	854,406
Suzuki Motor Corp. (a)	2,900	123,084
Sysmex Corp.	6,200	414,882
T&D Holdings, Inc.	8,400	88,994
Taiheiyo Cement Corp. (a)	2,500	66,875
Taisei Corp.	7,900	305,913
Taisho Pharmaceutical Holdings Co., Ltd. (a)	5,100	370,437
Takeda Pharmaceutical Co., Ltd.	18,151	619,729
TDK Corp. (a)	1,200	107,370
Terumo Corp.	9,200	296,239
Tobu Railway Co., Ltd.	14,000	453,389
Tohoku Electric Power Co., Inc.	10,500	102,401
Tokio Marine Holdings, Inc. (a)	8,800	470,555
Tokyo Electric Power Co. Holdings, Inc. (a)(b)	68,900	337,248
Tokyo Electron, Ltd.	700	133,199
Tokyo Gas Co., Ltd.	12,808	322,881
Toray Industries, Inc.	53,200	394,834
Toshiba Corp.	3,200	97,710
Tosoh Corp.	8,500	112,311
Toyo Suisan Kaisha, Ltd. (a)	19,000	761,231
Toyota Industries Corp. (a)	1,500	86,051
Toyota Motor Corp.	31,700	2,116,560
Toyota Tsusho Corp.	4,300	138,658
Trend Micro, Inc.	1,500	71,339
Tsuruha Holdings, Inc.	2,500	272,265
Unicharm Corp.	17,206	544,479
United Urban Investment Corp. REIT	455	871,478
USS Co., Ltd.	11,700	227,017
West Japan Railway Co.	8,300	701,247
Yahoo! Japan Corp.	54,100	152,176
Yamada Denki Co., Ltd.	93,500	452,468
Yamaha Corp.	3,200	143,604
Yamaha Motor Co., Ltd.	6,700	121,384
Yamato Holdings Co., Ltd.	3,500	52,658
Security Description	Shares	Value
Yamazaki Baking Co., Ltd.	6,400	$ 114,173
Yaskawa Electric Corp.	7,200	264,150
Yokohama Rubber Co., Ltd.	4,100	81,981
ZOZO, Inc. (a)	9,200	212,134
		80,247,913
LUXEMBOURG — 0.2%
ArcelorMittal	18,599	261,690
RTL Group SA	4,420	212,600
SES SA	6,134	111,845
Tenaris SA	6,456	68,511
		654,646
NETHERLANDS — 3.0%
ABN AMRO Bank NV (c)	3,714	65,493
Adyen NV (b)(c)	249	164,070
Aegon NV	43,451	180,812
Akzo Nobel NV	1,220	108,784
ASML Holding NV	12,495	3,095,610
EXOR NV	3,902	261,533
Heineken NV	3,240	350,258
ING Groep NV	57,209	598,994
Koninklijke Ahold Delhaize NV	31,989	800,542
Koninklijke DSM NV	1,331	160,197
Koninklijke KPN NV	42,669	133,087
Koninklijke Philips NV	5,267	244,039
NN Group NV	9,733	345,279
NXP Semiconductors NV	2,124	231,771
Randstad NV	3,984	195,842
Royal Dutch Shell PLC Class A	40,645	1,194,070
Royal Dutch Shell PLC Class B	33,637	993,163
Wolters Kluwer NV	8,804	642,882
		9,766,426
NEW ZEALAND — 0.5%
Auckland International Airport, Ltd.	34,820	199,780
Fisher & Paykel Healthcare Corp., Ltd.	28,948	314,027
Meridian Energy, Ltd.	88,657	289,081
Ryman Healthcare, Ltd.	26,910	224,254
Spark New Zealand, Ltd.	148,655	411,074
		1,438,216
NORWAY — 0.5%
DNB ASA	12,716	224,274
Equinor ASA	8,157	155,357
Gjensidige Forsikring ASA	14,808	293,929
Mowi ASA	9,683	223,693
Telenor ASA	27,347	549,441
Yara International ASA	2,089	90,081
		1,536,775
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	31,080	120,693
Jeronimo Martins SGPS SA	9,762	164,746
		285,439

See accompanying notes to financial statements.
74

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
SINGAPORE — 1.9%
CapitaLand Mall Trust REIT	259,700	$ 493,898
ComfortDelGro Corp., Ltd.	79,600	138,144
DBS Group Holdings, Ltd.	52,303	945,531
Keppel Corp., Ltd.	18,011	77,233
Oversea-Chinese Banking Corp., Ltd.	128,443	1,008,671
SATS, Ltd.	90,400	316,390
Singapore Airlines, Ltd.	98,900	653,660
Singapore Exchange, Ltd.	23,200	142,096
Singapore Press Holdings, Ltd. (a)	99,000	148,904
Singapore Technologies Engineering, Ltd.	91,900	255,185
Singapore Telecommunications, Ltd.	472,100	1,058,291
United Overseas Bank, Ltd.	39,575	734,322
Venture Corp., Ltd.	8,200	90,782
		6,063,107
SOUTH AFRICA — 0.1% (e)
Anglo American PLC	8,596	198,213
Investec PLC	6,989	36,061
		234,274
SPAIN — 1.9%
ACS Actividades de Construccion y Servicios SA	3,880	155,071
Amadeus IT Group SA	16,899	1,210,779
Banco Bilbao Vizcaya Argentaria SA	98,922	515,552
Banco de Sabadell SA	97,160	94,293
Banco Santander SA	246,049	1,002,288
Bankia SA	34,246	64,683
CaixaBank SA	53,188	139,745
Endesa SA	7,799	205,250
Iberdrola SA	62,891	653,824
Industria de Diseno Textil SA	39,211	1,214,038
Mapfre SA	26,848	72,325
Repsol SA	20,678	323,269
Telefonica SA	56,578	431,831
		6,082,948
SWEDEN — 2.1%
Alfa Laval AB	2,133	42,152
Assa Abloy AB Class B	29,400	655,151
Atlas Copco AB Class A	26,309	811,307
Atlas Copco AB Class B	13,960	378,811
Boliden AB	6,987	160,780
Electrolux AB Class B	6,788	161,137
Epiroc AB Class A	27,014	293,160
Epiroc AB Class B	7,077	73,202
Essity AB Class B	3,675	107,385
Hennes & Mauritz AB Class B (a)	28,740	557,837
Hexagon AB Class B	6,890	332,582
ICA Gruppen AB	6,085	281,470
Investor AB Class B	10,189	498,561
Kinnevik AB Class B	2,606	68,621
Security Description	Shares	Value
L E Lundbergforetagen AB Class B	4,609	$ 173,632
Sandvik AB	15,981	249,252
Skandinaviska Enskilda Banken AB Class A	17,593	161,899
Skanska AB Class B	14,362	291,267
SKF AB Class B	7,532	124,638
Svenska Handelsbanken AB Class A	15,895	149,021
Swedbank AB Class A	8,493	122,400
Swedish Match AB	2,612	108,150
Telefonaktiebolaget LM Ericsson Class B	16,039	128,317
Telia Co. AB	112,743	505,340
Volvo AB Class B	12,208	171,657
		6,607,729
SWITZERLAND — 11.5%
ABB, Ltd.	23,763	467,324
Adecco Group AG	5,745	318,146
Baloise Holding AG	2,864	513,547
Barry Callebaut AG	205	423,096
Chocoladefabriken Lindt & Spruengli AG (d)	134	990,403
Chocoladefabriken Lindt & Spruengli AG (d)	2	165,672
Cie Financiere Richemont SA	2,401	176,304
Coca-Cola HBC AG	788	25,801
Credit Suisse Group AG (b)	20,618	252,982
EMS-Chemie Holding AG	336	209,421
Geberit AG	1,437	686,832
Givaudan SA	581	1,622,127
Glencore PLC	174,518	526,356
Julius Baer Group, Ltd.	2,612	115,833
Kuehne + Nagel International AG	7,706	1,136,020
LafargeHolcim, Ltd. (d)	1,905	93,841
LafargeHolcim, Ltd. (d)	2,257	111,071
Nestle SA	77,040	8,365,733
Novartis AG	25,988	2,255,429
Partners Group Holding AG	1,501	1,152,751
Roche Holding AG	27,833	8,107,200
Schindler Holding AG (d)	1,610	360,379
Schindler Holding AG (d)	1,261	281,501
SGS SA	206	511,101
Sika AG	1,458	213,476
Sonova Holding AG	2,602	605,389
Straumann Holding AG	211	172,626
Swatch Group AG	197	52,334
Swiss Life Holding AG	1,252	599,036
Swiss Prime Site AG	7,865	770,212
Swiss Re AG	17,240	1,799,813
Swisscom AG	3,314	1,636,145
Temenos AG	181	30,313
UBS Group AG (b)	42,650	484,606
Vifor Pharma AG	194	31,022
Zurich Insurance Group AG	4,124	1,579,871
		36,843,713

See accompanying notes to financial statements.
75

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
UNITED KINGDOM — 16.5%
3i Group PLC	40,250	$ 578,585
Admiral Group PLC	17,512	457,065
Ashtead Group PLC	17,003	474,371
Associated British Foods PLC	10,853	308,007
AstraZeneca PLC	51,964	4,649,597
Aviva PLC	38,295	188,433
BAE Systems PLC	191,861	1,347,652
Barclays PLC	305,957	567,054
Barratt Developments PLC	34,402	274,710
Berkeley Group Holdings PLC	7,150	368,209
BP PLC	179,883	1,143,373
British American Tobacco PLC	24,293	900,333
British Land Co. PLC REIT	8,231	59,317
BT Group PLC	411,163	904,822
Bunzl PLC	12,948	339,061
Burberry Group PLC	15,832	424,142
Centrica PLC	135,625	123,242
CNH Industrial NV	17,499	178,183
Coca-Cola European Partners PLC	6,736	373,511
Compass Group PLC	96,704	2,494,192
Croda International PLC	4,959	296,993
DCC PLC	605	52,904
Diageo PLC	108,954	4,475,018
Direct Line Insurance Group PLC	141,425	523,182
easyJet PLC	1,254	17,771
Experian PLC	32,206	1,031,477
Fiat Chrysler Automobiles NV	31,276	404,801
G4S PLC	12,809	29,864
GlaxoSmithKline PLC	84,623	1,819,284
Halma PLC	3,469	84,257
Hargreaves Lansdown PLC	11,144	285,504
HSBC Holdings PLC	294,307	2,265,264
Imperial Brands PLC	42,402	955,270
Informa PLC	5,471	57,441
InterContinental Hotels Group PLC	413	25,829
Intertek Group PLC	5,661	382,148
ITV PLC	128,676	199,636
J Sainsbury PLC	33,275	90,128
John Wood Group PLC	13,865	64,909
Johnson Matthey PLC	7,092	267,166
Kingfisher PLC	96,838	246,782
Land Securities Group PLC REIT	7,223	76,227
Legal & General Group PLC	211,207	646,511
Lloyds Banking Group PLC	621,942	414,786
London Stock Exchange Group PLC	8,895	801,052
Marks & Spencer Group PLC	113,737	258,522
Meggitt PLC	7,310	57,202
Melrose Industries PLC	27,844	69,173
Mondi PLC	12,306	236,266
National Grid PLC	123,673	1,344,035
Next PLC	5,050	384,962
Pearson PLC	12,868	117,026
Persimmon PLC	11,754	314,313
Security Description	Shares	Value
Prudential PLC	16,475	$ 299,457
Reckitt Benckiser Group PLC	6,448	504,086
RELX PLC (d)	86,520	2,060,404
RELX PLC (d)	3,429	81,607
Rio Tinto PLC	39,810	2,064,845
Rio Tinto, Ltd.	13,337	833,579
Rolls-Royce Holdings PLC	22,511	219,814
Royal Bank of Scotland Group PLC	36,411	93,149
RSA Insurance Group PLC	41,081	270,434
Sage Group PLC	36,200	308,428
Schroders PLC	4,182	158,469
Segro PLC REIT	4,718	47,140
Severn Trent PLC	3,792	101,168
Smith & Nephew PLC	63,994	1,544,863
Smiths Group PLC	12,891	249,404
Spirax-Sarco Engineering PLC	1,479	142,981
SSE PLC	71,584	1,098,692
Standard Chartered PLC	30,212	254,729
Standard Life Aberdeen PLC	19,034	67,036
Taylor Wimpey PLC	123,025	244,840
Tesco PLC	87,128	258,756
Unilever NV	51,456	3,093,767
Unilever PLC	38,334	2,309,986
United Utilities Group PLC	17,345	176,508
Vodafone Group PLC	560,770	1,119,479
Weir Group PLC	1,099	19,306
Whitbread PLC	6,488	343,312
Wm Morrison Supermarkets PLC	30,278	74,735
WPP PLC	22,093	277,153
		52,767,689
UNITED STATES — 0.2%
Carnival PLC	4,820	200,167
Ferguson PLC	8,112	594,187
		794,354
TOTAL COMMON STOCKS (Cost $312,049,551)		318,216,724

SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (f) (g)	11,804	11,805
State Street Navigator Securities Lending Portfolio III (h) (i)	11,814,924	11,814,924
TOTAL SHORT-TERM INVESTMENTS (Cost $11,826,729)		11,826,729
TOTAL INVESTMENTS — 103.0% (Cost $323,876,280)		330,043,453
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(9,505,360)
NET ASSETS — 100.0%		$ 320,538,093

See accompanying notes to financial statements.
76

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$318,216,724	$—	$—	$318,216,724
Short-Term Investments	11,826,729	—	—	11,826,729
TOTAL INVESTMENTS	$330,043,453	$—	$—	$330,043,453
ASSETS:
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 91,594	$ 79,789	$—	$—	11,804	$ 11,805	$ 32
State Street Institutional U.S. Government Money Market Fund, Class G Shares	43,852	43,852	12,149,099	12,192,951	—	—	—	—	5,551
State Street Navigator Securities Lending Government Money Market Portfolio	2,930,232	2,930,232	23,653,241	26,583,473	—	—	—	—	23,666
State Street Navigator Securities Lending Portfolio III	—	—	40,582,015	28,767,091	—	—	11,814,924	11,814,924	30,908
Total		$2,974,084	$76,475,949	$67,623,304	$—	$—		$11,826,729	$60,157
See accompanying notes to financial statements.
77

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 0.0% (a)
INDIA — 0.0% (a)
Britannia Industries, Ltd. 8.00%, 8/28/2022	INR	20,280	$ 286
TOTAL CORPORATE BONDS & NOTES (Cost $283)			286
	Shares
COMMON STOCKS — 98.1%
ARGENTINA — 0.0% (a)
Banco Macro SA ADR	360	9,367
Globant SA (b)	240	21,979
		31,346
BRAZIL — 7.2%
Ambev SA	90,938	420,261
B3 SA - Brasil Bolsa Balcao	40,135	420,389
Banco Bradesco SA Preference Shares	81,519	663,832
Banco Bradesco SA	9,037	67,798
Banco do Brasil SA	196	2,140
Banco Santander Brasil SA	4,824	52,497
BB Seguridade Participacoes SA	14,546	122,328
Braskem SA Class A, Preference Shares (b)	4,427	34,562
CCR SA	255	1,056
Cia Brasileira de Distribuicao Preference Shares	1,550	29,695
Cia Siderurgica Nacional SA	20,102	63,847
Cosan SA	6,555	83,720
Embraer SA	24,234	104,199
Equatorial Energia SA	7,274	175,136
Gerdau SA Preference Shares	13,110	41,419
Itau Unibanco Holding SA Preference Shares	83,621	703,232
Itausa - Investimentos Itau SA Preference Shares	86,705	274,349
Itausa - Investimentos Itau SA	3	10
JBS SA	25,021	196,965
Klabin SA	8,270	30,555
Localiza Rent a Car SA	11,137	121,546
Lojas Americanas SA Preference Shares	20,089	96,264
Lojas Renner SA	18,842	228,299
Magazine Luiza SA	14,849	132,042
Rumo SA (b)	18,267	107,443
Suzano SA	7,146	57,729
Telefonica Brasil SA Preference Shares	12,118	159,832
Vale SA (b)	51,034	585,027
WEG SA	28,360	164,969
		5,141,141
Security Description	Shares	Value
CHILE — 1.0%
Banco Santander Chile	2,829,425	$ 199,597
Cencosud SA	39,682	65,392
Empresas CMPC SA	67,123	156,330
Enel Americas SA	947,115	173,632
SACI Falabella	24,626	137,806
		732,757
CHINA — 30.2%
3SBio, Inc. (b) (c)	23,000	38,141
58.com, Inc. ADR (b)	2,698	133,038
AAC Technologies Holdings, Inc.	11,000	58,231
Agricultural Bank of China, Ltd. Class H	280,000	109,651
Air China, Ltd. Class A	19,200	21,509
Alibaba Group Holding, Ltd. ADR (b)	20,939	3,501,629
Anhui Conch Cement Co., Ltd. Class H	22,000	130,635
ANTA Sports Products, Ltd.	20,000	165,446
Autohome, Inc. ADR (b) (d)	481	39,986
Baidu, Inc. ADR (b)	4,857	499,105
Bank of China, Ltd. Class H	1,231,000	483,644
Bank of Communications Co., Ltd. Class H	162,000	105,804
Beijing Enterprises Holdings, Ltd.	23,000	105,767
Beijing Enterprises Water Group, Ltd.	184,000	94,119
Brilliance China Automotive Holdings, Ltd.	20,000	21,481
BYD Co., Ltd. Class H (d)	23,000	114,862
CGN Power Co., Ltd. Class H (c)	395,000	99,765
China Cinda Asset Management Co., Ltd. Class H	326,000	64,041
China CITIC Bank Corp., Ltd. Class H	185,000	98,643
China Communications Construction Co., Ltd. Class H	115,000	89,924
China Conch Venture Holdings, Ltd.	57,500	212,708
China Construction Bank Corp. Class H	1,440,000	1,098,451
China Eastern Airlines Corp., Ltd. Class A (b)	28,700	20,818
China Everbright International, Ltd.	95,851	73,850
China Evergrande Group (d)	17,000	36,215
China Life Insurance Co., Ltd. Class H	115,000	266,398
China Longyuan Power Group Corp., Ltd. Class H	139,000	78,016
China Mengniu Dairy Co., Ltd.	69,000	258,330
China Merchants Bank Co., Ltd. Class H	46,000	218,869

See accompanying notes to financial statements.
78

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
China Merchants Port Holdings Co., Ltd.	46,981	$ 70,717
China Minsheng Banking Corp., Ltd. Class H	126,300	85,871
China National Building Material Co., Ltd. Class H	50,000	44,901
China Oilfield Services, Ltd. Class H	52,000	62,153
China Overseas Land & Investment, Ltd.	46,000	144,641
China Pacific Insurance Group Co., Ltd. Class H	32,400	119,030
China Railway Group, Ltd. Class H	162,000	98,365
China Resources Beer Holdings Co., Ltd.	46,000	243,807
China Resources Gas Group, Ltd.	34,000	168,061
China Southern Airlines Co., Ltd. Class A	21,900	20,332
China Spacesat Co., Ltd. Class A	10,900	33,076
China Taiping Insurance Holdings Co., Ltd.	56,000	125,010
China Telecom Corp., Ltd. Class H	230,000	104,740
China Tower Corp., Ltd. Class H (c)	220,000	49,953
China Unicom Hong Kong, Ltd.	92,000	97,640
China Vanke Co., Ltd. Class H	47,400	165,066
Chongqing Zhifei Biological Products Co., Ltd. Class A	3,000	19,934
CITIC Guoan Information Industry Co., Ltd. Class A (b)	41,600	21,030
CITIC Securities Co., Ltd. Class H	57,500	107,674
CITIC, Ltd.	69,000	87,137
Country Garden Holdings Co., Ltd.	112,000	141,868
CRRC Corp., Ltd. Class H	115,000	80,242
CSPC Pharmaceutical Group, Ltd.	92,000	184,718
Ctrip.com International, Ltd. ADR (b)	6,820	199,758
Dongfang Electric Corp., Ltd. Class A	15,900	20,506
ENN Energy Holdings, Ltd.	9,000	93,107
Fosun International, Ltd.	81,000	100,225
Future Land Development Holdings, Ltd. (d)	48,000	41,881
GDS Holdings, Ltd. ADR (b)	613	24,569
Geely Automobile Holdings, Ltd. (d)	115,000	195,104
Gemdale Corp. Class A	68,793	111,264
Genscript Biotech Corp. (b) (d)	4,000	7,664
GoerTek, Inc. Class A	14,400	35,449
Security Description	Shares	Value
Great Wall Motor Co., Ltd. Class H (d)	104,000	$ 69,648
Guangshen Railway Co., Ltd. Class A	148,200	63,919
Guangzhou Haige Communications Group, Inc. Co. Class A	21,600	29,642
Haitong Securities Co., Ltd. Class A	25,200	50,462
Hangzhou Tigermed Consulting Co., Ltd. Class A	3,100	26,936
Hengan International Group Co., Ltd.	11,500	75,401
Hengtong Optic-electric Co., Ltd. Class A	10,400	22,661
Hithink RoyalFlush Information Network Co., Ltd. Class A	2,200	30,561
Hua Hong Semiconductor, Ltd. (c) (d)	4,000	7,960
Huaneng Power International, Inc. Class H	184,000	88,486
Huatai Securities Co., Ltd. Class H (c) (d)	56,000	83,864
Huazhu Group, Ltd. ADR (d)	1,671	55,176
Industrial & Commercial Bank of China, Ltd. Class H	1,005,000	673,043
JD.com, Inc. ADR (b)	12,518	353,133
Kingdee International Software Group Co., Ltd. (d)	23,000	24,234
Kweichow Moutai Co., Ltd. Class A	700	112,726
Lenovo Group, Ltd.	184,000	122,754
Li Ning Co., Ltd.	6,500	18,656
Longfor Group Holdings, Ltd. (c)	11,500	42,982
Meituan Dianping Class B (b)	3,700	37,805
MMG, Ltd. (b) (d)	80,000	18,879
Momo, Inc. ADR	1,820	56,384
NetEase, Inc. ADR	1,380	367,328
New China Life Insurance Co., Ltd. Class H	25,600	101,232
New Oriental Education & Technology Group, Inc. ADR (b)	2,601	288,087
Oceanwide Holdings Co., Ltd. Class A	41,600	25,166
OFILM Group Co., Ltd. Class A (b)	20,600	34,328
PICC Property & Casualty Co., Ltd. Class H	138,000	161,071
Pinduoduo, Inc. ADR (b) (d)	1,722	55,483
Ping An Insurance Group Co. of China, Ltd. Class H	79,500	913,204
RiseSun Real Estate Development Co., Ltd. Class A	19,800	22,957
Seazen Holdings Co., Ltd. Class A	5,700	22,652

See accompanying notes to financial statements.
79

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Semiconductor Manufacturing International Corp. (b) (d)	92,700	$ 115,884
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	11,270	30,096
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	13,400	47,418
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	59,000	66,198
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	8,800	19,100
Shanxi Securities Co., Ltd. Class A	22,800	25,063
Shenzhen Kangtai Biological Products Co., Ltd. Class A	2,200	22,871
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	35,300	19,970
Shenzhou International Group Holdings, Ltd.	23,000	300,431
SINA Corp. (b)	613	24,023
Sinopharm Group Co., Ltd. Class H	27,600	86,433
SooChow Securities Co., Ltd. Class A	20,700	26,813
Sunac China Holdings, Ltd.	42,000	168,763
Sunny Optical Technology Group Co., Ltd.	9,300	136,664
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	7,100	19,586
TAL Education Group ADR (b)	9,286	317,953
Tasly Pharmaceutical Group Co., Ltd. Class A	9,300	20,290
Tencent Holdings, Ltd.	84,900	3,576,036
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	12,200	29,897
Tunghsu Optoelectronic Technology Co., Ltd. Class A	24,000	19,089
Vipshop Holdings, Ltd. ADR (b)	8,563	76,382
Walvax Biotechnology Co., Ltd. Class A	8,800	33,259
Want Want China Holdings, Ltd.	185,000	147,964
Weibo Corp. ADR (b) (d)	471	21,077
Weichai Power Co., Ltd. Class A	85,900	134,963
Wuliangye Yibin Co., Ltd. Class A	4,242	77,104
Wuxi Biologics Cayman, Inc. (b) (c)	9,500	96,946
Xiaomi Corp. Class B (b) (c) (d)	24,000	26,941
Security Description	Shares	Value
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	16,139	$ 28,295
Yum China Holdings, Inc.	5,866	266,492
YY, Inc. ADR (b)	434	24,404
Zhejiang Dahua Technology Co., Ltd. Class A	13,800	33,373
Zhejiang Longsheng Group Co., Ltd. Class A	10,500	20,673
Zhuzhou CRRC Times Electric Co., Ltd. Class H	23,100	95,619
ZTE Corp. Class A (b)	5,500	24,653
ZTE Corp. Class H (b)	9,200	24,410
ZTO Express Cayman, Inc. ADR	3,102	66,166
		21,672,688
COLOMBIA — 0.5%
Bancolombia SA Preference Shares	20,853	257,781
Grupo Argos SA	22,629	110,983
Grupo de Inversiones Suramericana SA Preference Shares	10	85
Grupo de Inversiones Suramericana SA	2,294	21,763
		390,612
EGYPT — 0.1%
Commercial International Bank Egypt SAE	15,264	72,781
GREECE — 0.2%
Alpha Bank AE (b)	31,219	58,302
Hellenic Telecommunications Organization SA	2,830	38,998
Piraeus Bank SA (b)	3,372	11,322
		108,622
HONG KONG — 2.1%
China Ding Yi Feng Holdings, Ltd. (e)	8,000	102
China Gas Holdings, Ltd.	23,000	88,897
China Mobile, Ltd.	89,500	740,373
China Resources Land, Ltd.	46,000	192,757
Guangdong Investment, Ltd.	92,000	180,024
Shimao Property Holdings, Ltd.	13,000	37,975
Sino Biopharmaceutical, Ltd.	188,500	239,490
		1,479,618
HUNGARY — 0.3%
OTP Bank Nyrt	4,417	183,867
INDIA — 8.2%
Adani Ports & Special Economic Zone, Ltd.	10,407	60,788
Ambuja Cements, Ltd.	9,670	27,829
Ashok Leyland, Ltd.	18,903	18,325
Asian Paints, Ltd.	4,415	109,779
Aurobindo Pharma, Ltd.	12,080	100,398

See accompanying notes to financial statements.
80

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Axis Bank, Ltd.	30,150	$ 291,422
Bajaj Auto, Ltd.	1,342	55,707
Bajaj Finance, Ltd.	2,652	151,408
Bajaj Finserv, Ltd.	616	73,996
Bharat Forge, Ltd.	3,382	21,301
Bharat Petroleum Corp., Ltd.	11,640	77,213
Bharti Airtel, Ltd.	29,521	152,898
Bharti Infratel, Ltd.	5,404	19,620
Bosch, Ltd.	119	23,615
Britannia Industries, Ltd.	738	30,659
Cipla, Ltd.	5,554	33,347
Container Corp. Of India, Ltd.	2,222	18,961
Dabur India, Ltd.	8,533	53,851
Dr Reddy's Laboratories, Ltd.	1,834	69,931
Eicher Motors, Ltd.	208	52,141
Glenmark Pharmaceuticals, Ltd.	2,815	12,911
Godrej Consumer Products, Ltd.	5,483	53,175
Grasim Industries, Ltd.	5,040	51,923
Havells India, Ltd.	4,057	41,120
HCL Technologies, Ltd.	9,494	144,764
Hero MotoCorp, Ltd.	807	30,800
Hindalco Industries, Ltd.	18,729	50,569
Hindustan Unilever, Ltd.	10,907	305,030
Housing Development Finance Corp., Ltd.	25,192	702,789
ICICI Bank, Ltd.	37,367	228,677
Indiabulls Housing Finance, Ltd.	4,450	16,068
Infosys, Ltd.	46,207	525,290
ITC, Ltd.	57,327	210,197
JSW Steel, Ltd.	12,970	42,084
Larsen & Toubro, Ltd.	8,063	167,731
LIC Housing Finance, Ltd.	14,224	75,597
Lupin, Ltd.	3,573	36,084
Mahindra & Mahindra Financial Services, Ltd.	4,718	21,836
Mahindra & Mahindra, Ltd.	12,629	97,504
Marico, Ltd.	7,338	40,822
Maruti Suzuki India, Ltd.	1,778	168,490
Motherson Sumi Systems, Ltd.	15,190	22,495
Nestle India, Ltd.	375	73,497
Petronet LNG, Ltd.	9,741	35,724
Piramal Enterprises, Ltd.	1,296	29,853
REC, Ltd.	11,222	19,501
Shree Cement, Ltd.	140	37,313
Shriram Transport Finance Co., Ltd.	2,366	35,756
State Bank of India (b)	29,626	113,205
Sun Pharmaceutical Industries, Ltd.	16,380	90,014
Tata Consultancy Services, Ltd.	15,558	460,864
Tata Motors, Ltd. (b)	6,356	10,534
Tata Steel, Ltd.	5,641	28,695
Tech Mahindra, Ltd.	5,649	56,953
Titan Co., Ltd.	4,764	85,578
Security Description	Shares	Value
UltraTech Cement, Ltd.	1,342	$ 82,208
United Spirits, Ltd. (b)	4,690	44,141
UPL, Ltd.	15,332	130,661
Wipro, Ltd.	17,331	58,643
Zee Entertainment Enterprises, Ltd.	8,102	30,353
		5,912,638
INDONESIA — 2.2%
Astra International Tbk PT	332,900	154,783
Bank Central Asia Tbk PT	132,600	283,509
Bank Mandiri Persero Tbk PT	363,000	178,367
Bank Negara Indonesia Persero Tbk PT	291,400	150,883
Bank Rakyat Indonesia Persero Tbk PT	1,091,200	316,713
Kalbe Farma Tbk PT	910,800	107,474
Telekomunikasi Indonesia Persero Tbk PT	978,900	297,222
Unilever Indonesia Tbk PT	36,400	119,239
		1,608,190
MALAYSIA — 2.2%
CIMB Group Holdings Bhd	116,537	140,000
DiGi.Com Bhd	102,100	115,829
Genting Bhd	66,300	90,891
Genting Malaysia Bhd	44,900	32,493
IHH Healthcare Bhd	81,000	109,883
IOI Corp. Bhd	114,300	120,934
Malayan Banking Bhd	61,154	124,294
Maxis Bhd	85,800	114,755
Petronas Chemicals Group Bhd	76,000	136,862
Petronas Gas Bhd	24,100	94,282
Public Bank Bhd	41,200	197,587
Sime Darby Bhd	69,455	37,323
Sime Darby Plantation Bhd	38,100	43,041
Tenaga Nasional Bhd	61,500	200,349
		1,558,523
MEXICO — 2.9%
America Movil SAB de CV Series L	560,490	415,598
Arca Continental SAB de CV	6,918	37,376
Coca-Cola Femsa SAB de CV	7,982	48,549
Fomento Economico Mexicano SAB de CV	39,521	362,403
Gruma SAB de CV Class B	3,458	35,368
Grupo Aeroportuario del Pacifico SAB de CV Class B	13,940	134,077
Grupo Aeroportuario del Sureste SAB de CV Class B	1,046	15,980
Grupo Bimbo SAB de CV Class A	26,718	48,703
Grupo Carso SAB de CV Series A1	21,683	63,619
Grupo Financiero Banorte SAB de CV Series O	38,822	208,562

See accompanying notes to financial statements.
81

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Grupo Financiero Inbursa SAB de CV Series O	69,975	$ 88,957
Grupo Mexico SAB de CV Class B	62,066	145,043
Industrias Penoles SAB de CV	5,265	70,045
Infraestructura Energetica Nova SAB de CV	3,458	13,738
Kimberly-Clark de Mexico SAB de CV Class A	24,659	49,495
Orbia Advance Corp. SAB de CV	29,722	57,972
Promotora y Operadora de Infraestructura SAB de CV	3,699	33,149
Wal-Mart de Mexico SAB de CV	75,748	224,359
		2,052,993
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	5,308	80,575
Credicorp, Ltd.	1,047	218,237
		298,812
PHILIPPINES — 1.3%
Aboitiz Equity Ventures, Inc.	78,030	79,867
Ayala Corp.	7,110	121,335
Ayala Land, Inc.	162,180	154,733
BDO Unibank, Inc.	58,385	161,085
SM Investments Corp.	8,835	165,518
SM Prime Holdings, Inc.	225,500	161,848
Universal Robina Corp.	33,510	100,860
		945,246
POLAND — 0.8%
Bank Polska Kasa Opieki SA	4,219	107,760
KGHM Polska Miedz SA (b)	4,977	99,313
Powszechna Kasa Oszczednosci Bank Polski SA	20,690	202,918
Powszechny Zaklad Ubezpieczen SA	18,757	174,884
		584,875
QATAR — 0.9%
Barwa Real Estate Co.	87,454	80,464
Commercial Bank PQSC	66,798	79,072
Industries Qatar QSC	40,986	122,812
Masraf Al Rayan QSC	126,034	122,538
Qatar National Bank QPSC	50,109	265,477
		670,363
ROMANIA — 0.1%
NEPI Rockcastle PLC	6,700	58,655
RUSSIA — 1.5%
Magnitogorsk Iron & Steel Works PJSC	2,551	19,770
Mobile TeleSystems PJSC ADR	12,865	104,206
Polymetal International PLC	2,690	37,790
Polyus PJSC GDR	710	41,003
Security Description	Shares	Value
Sberbank of Russia PJSC ADR	52,171	$ 739,524
Severstal PJSC GDR	2,832	40,639
VTB Bank PJSC GDR	17,600	22,792
X5 Retail Group NV GDR	1,415	49,497
		1,055,221
SAUDI ARABIA — 2.5%
Advanced Petrochemical Co.	3,367	43,533
Al Rajhi Bank	9,606	162,098
Alinma Bank	5,403	32,379
Bank AlBilad	2,859	20,197
Bank Al-Jazira	7,526	27,125
Banque Saudi Fransi	7,910	68,004
Bupa Arabia for Cooperative Insurance Co.	835	23,684
Co. for Cooperative Insurance (b)	1,808	32,678
Dar Al Arkan Real Estate Development Co. (b)	15,728	50,062
Emaar Economic City (b)	27,087	71,631
Etihad Etisalat Co. (b)	6,136	39,487
National Commercial Bank	11,823	145,140
National Industrialization Co. (b)	19,893	70,743
Rabigh Refining & Petrochemical Co. (b)	6,297	33,338
Riyad Bank	15,005	97,601
Sahara International Petrochemical Co.	11,065	53,154
Samba Financial Group	13,977	106,564
Saudi Arabian Fertilizer Co.	1,746	37,376
Saudi Arabian Mining Co. (b)	6,817	82,505
Saudi Basic Industries Corp.	8,630	211,655
Saudi British Bank	3,243	26,325
Saudi Cement Co.	3,124	59,295
Saudi Electricity Co.	5,577	31,667
Saudi Industrial Investment Group	13,630	83,861
Saudi Kayan Petrochemical Co. (b)	22,654	61,599
Saudi Telecom Co.	2,949	85,533
Savola Group (b)	2,533	20,832
		1,778,066
SOUTH AFRICA — 4.7%
Absa Group, Ltd.	11,676	117,719
Bid Corp., Ltd. (d)	6,917	146,916
Bidvest Group, Ltd. (d)	10,505	132,198
Discovery, Ltd. (d)	1,398	10,516
FirstRand, Ltd. (d)	55,391	227,190
Gold Fields, Ltd.	21,799	109,437
Growthpoint Properties, Ltd. REIT (d)	69,211	105,443
Life Healthcare Group Holdings, Ltd.	54,579	81,639
MTN Group, Ltd. (d)	29,674	188,465
Naspers, Ltd. Class N	6,791	1,027,910
Nedbank Group, Ltd.	8,906	133,227

See accompanying notes to financial statements.
82

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Redefine Properties, Ltd. REIT	168,927	$ 87,235
Remgro, Ltd.	8,888	95,659
Sanlam, Ltd.	27,295	134,256
Sasol, Ltd. (d)	7,919	132,167
Shoprite Holdings, Ltd.	9,201	74,421
SPAR Group, Ltd.	8,912	112,269
Standard Bank Group, Ltd.	21,600	248,858
Tiger Brands, Ltd.	4,617	64,116
Vodacom Group, Ltd.	11,700	92,319
Woolworths Holdings, Ltd. (d)	10,419	37,849
		3,359,809
SOUTH KOREA — 13.2%
AMOREPACIFIC Group	882	48,224
Celltrion, Inc. (b)	1,361	186,602
CJ CheilJedang Corp.	50	9,802
GS Holdings Corp.	2,670	112,278
Hana Financial Group, Inc.	5,339	157,338
Helixmith Co., Ltd. (b)	449	24,887
HLB, Inc. (b)	264	13,331
Hyundai Engineering & Construction Co., Ltd.	3,298	127,657
Hyundai Glovis Co., Ltd.	786	102,509
Hyundai Mobis Co., Ltd.	1,207	254,286
Hyundai Motor Co.	2,425	271,663
Hyundai Motor Co. Preference Shares	1,428	91,209
Hyundai Steel Co.	2,792	90,799
Industrial Bank of Korea	11,154	123,089
KB Financial Group, Inc.	7,032	251,027
Kia Motors Corp.	5,215	198,808
Korea Electric Power Corp. (b)	4,598	99,560
Korea Zinc Co., Ltd.	316	118,353
KT&G Corp.	2,207	194,657
LG Chem, Ltd.	997	249,636
LG Corp.	2,207	129,156
LG Electronics, Inc.	2,768	155,970
LG Household & Health Care, Ltd.	193	210,886
Lotte Chemical Corp.	447	88,193
NAVER Corp.	2,340	307,135
NCSoft Corp.	495	215,604
POSCO	1,380	261,890
Samsung Biologics Co., Ltd. (b) (c)	49	12,597
Samsung C&T Corp.	1,356	101,687
Samsung Electro-Mechanics Co., Ltd.	134	11,539
Samsung Electronics Co., Ltd. Preference Shares	9,839	324,909
Samsung Electronics Co., Ltd.	71,573	2,934,963
Samsung Fire & Marine Insurance Co., Ltd.	567	105,707
Samsung SDI Co., Ltd.	1,500	279,647
Samsung SDS Co., Ltd.	882	140,468
Shinhan Financial Group Co., Ltd.	7,527	263,034
Security Description	Shares	Value
SK Holdings Co., Ltd.	858	$ 146,329
SK Hynix, Inc.	8,365	574,847
SK Telecom Co., Ltd.	615	124,167
S-Oil Corp.	1,693	140,688
Woongjin Coway Co., Ltd.	1,452	102,695
Woori Financial Group, Inc.	11,878	123,631
		9,481,457
TAIWAN — 12.2%
ASE Technology Holding Co., Ltd.	64,656	147,549
Asustek Computer, Inc.	23,000	153,089
Catcher Technology Co., Ltd.	3,000	22,724
Cathay Financial Holding Co., Ltd.	114,000	150,288
Chailease Holding Co., Ltd.	3,090	12,450
Chang Hwa Commercial Bank, Ltd.	207,736	144,965
China Development Financial Holding Corp.	474,000	141,171
China Life Insurance Co., Ltd. (b)	129,560	102,731
China Steel Corp.	256,000	189,785
Chunghwa Telecom Co., Ltd.	45,000	161,002
Compal Electronics, Inc.	185,000	106,738
CTBC Financial Holding Co., Ltd.	256,000	169,982
E.Sun Financial Holding Co., Ltd.	268,881	227,502
Far Eastern New Century Corp.	47,000	43,403
Far EasTone Telecommunications Co., Ltd.	46,000	107,496
First Financial Holding Co., Ltd.	177,498	124,722
Formosa Chemicals & Fibre Corp.	46,000	128,550
Formosa Petrochemical Corp.	4,000	12,661
Formosa Plastics Corp.	69,000	210,172
Foxconn Technology Co., Ltd.	46,000	95,931
Fubon Financial Holding Co., Ltd.	114,000	163,700
Globalwafers Co., Ltd.	1,000	10,121
Hon Hai Precision Industry Co., Ltd.	207,400	489,345
Hua Nan Financial Holdings Co., Ltd.	214,898	145,115
Lite-On Technology Corp.	92,000	146,194
MediaTek, Inc.	22,000	261,664
Mega Financial Holding Co., Ltd.	162,000	150,123
Nan Ya Plastics Corp.	92,000	206,688
Pegatron Corp.	46,000	80,066
President Chain Store Corp.	17,000	158,907
Quanta Computer, Inc.	44,000	80,272
SinoPac Financial Holdings Co., Ltd.	335,794	130,964

See accompanying notes to financial statements.
83

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Taishin Financial Holding Co., Ltd.	283,729	$ 126,663
Taiwan Cement Corp.	117,575	150,263
Taiwan Cooperative Financial Holding Co., Ltd.	195,810	129,385
Taiwan Mobile Co., Ltd.	23,000	83,031
Taiwan Semiconductor Manufacturing Co., Ltd.	368,000	3,226,353
Uni-President Enterprises Corp.	92,000	221,812
United Microelectronics Corp.	326,000	140,805
Walsin Technology Corp.	2,000	11,249
Win Semiconductors Corp.	1,000	8,977
Yageo Corp.	2,000	15,891
Yuanta Financial Holding Co., Ltd.	326,000	194,395
		8,784,894
THAILAND — 2.3%
Advanced Info Service PCL NVDR	31,600	227,301
Airports of Thailand PCL NVDR	106,700	260,776
Bangkok Dusit Medical Services PCL NVDR	198,600	157,140
CP ALL PCL NVDR	100,300	266,450
Kasikornbank PCL	34,000	174,530
Minor International PCL NVDR	109,200	133,889
PTT Global Chemical PCL NVDR	73,600	129,344
Siam Cement PCL	9,600	128,063
Siam Commercial Bank PCL NVDR	36,400	140,435
		1,617,928
TURKEY — 0.3%
BIM Birlesik Magazalar A/S	11,225	97,648
Eregli Demir ve Celik Fabrikalari TAS	3,110	3,773
Turk Hava Yollari AO (b)	20,061	43,984
Turkcell Iletisim Hizmetleri A/S	19,347	44,577
Turkiye Is Bankasi A/S Class C (b)	46,302	51,415
		241,397
UNITED ARAB EMIRATES — 0.8%
Abu Dhabi Commercial Bank PJSC	73,101	156,425
Aldar Properties PJSC	160,916	91,560
DP World PLC	6,538	91,467
Emirates Telecommunications Group Co. PJSC	24,752	111,187
First Abu Dhabi Bank PJSC	21,885	89,610
		540,249
TOTAL COMMON STOCKS (Cost $71,716,822)		70,362,748

Security Description	Shares	Value
WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
Minor International PCL (expiring 12/31/21) NVDR (b) (Cost: $0)	3,850	$ 501
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (f) (g)	27,118	27,121
State Street Navigator Securities Lending Portfolio III (h) (i)	458,521	458,521
TOTAL SHORT-TERM INVESTMENTS (Cost $485,642)		485,642
TOTAL INVESTMENTS — 98.8% (Cost $72,202,747)		70,849,177
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		871,322
NET ASSETS — 100.0%		$ 71,720,499
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at September 30, 2019.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $102, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
INR	Indian Rupee

See accompanying notes to financial statements.
84

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 286	$ —	$ 286
Common Stocks	70,234,583	128,063	102	70,362,748
Warrants	501	—	—	501
Short-Term Investments	485,642	—	—	485,642
TOTAL INVESTMENTS	$70,720,726	$128,349	$102	$70,849,177
ASSETS:
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 429,519	$ 402,398	$—	$—	27,118	$ 27,121	$ 127
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,688	6,688	4,516,992	4,523,680	—	—	—	—	1,189
State Street Navigator Securities Lending Government Money Market Portfolio	137,367	137,367	1,557,024	1,694,391	—	—	—	—	1,583
State Street Navigator Securities Lending Portfolio III	—	—	1,450,118	991,597	—	—	458,521	458,521	973
Total		$144,055	$7,953,653	$7,612,066	$—	$—		$485,642	$3,872
See accompanying notes to financial statements.
85

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS - 99.2%
ARGENTINA – 0.1%
Other Securities		$ 343,880
BRAZIL – 5.1%
Ambev SA ADR	484,842	2,239,970
BB Seguridade Participacoes SA	150,314	1,264,104
Itausa - Investimentos Itau SA Preference Shares	496,656	1,571,500
Lojas Renner SA	93,207	1,129,341
Other Securities		7,506,519
		13,711,434
CHILE – 1.3%
Other Securities		3,549,207
CHINA – 22.1%
Agricultural Bank of China, Ltd. Class H	2,803,000	1,097,687
Alibaba Group Holding, Ltd. ADR (a)	10,837	1,812,272
ANTA Sports Products, Ltd.	172,000	1,422,838
Bank of China, Ltd. Class H	5,688,071	2,234,770
China Common Rich Renewable Energy Investment, Ltd. (a)(b)	598,000	—
China Construction Bank Corp. Class H	4,041,394	3,082,830
China Huishan Dairy Holdings Co., Ltd. (a)(b)	1,072,393	—
China Petroleum & Chemical Corp. Class H	1,962,395	1,166,513
Geely Automobile Holdings, Ltd.	721,000	1,223,219
Industrial & Commercial Bank of China, Ltd. Class H	3,208,448	2,148,679
Shenzhou International Group Holdings, Ltd.	127,300	1,662,821
Sunny Optical Technology Group Co., Ltd.	73,193	1,075,571
Tencent Holdings, Ltd.	122,278	5,150,419
Other Securities		37,360,852
		59,438,471
COLOMBIA – 0.2%
Other Securities		467,685
CZECH REPUBLIC – 0.2%
Other Securities		539,216
EGYPT – 0.5%
Commercial International Bank Egypt SAE GDR	275,033	1,266,527
Other Securities		201,783
		1,468,310
GREECE – 0.3%
FF Group (a)(b)	491	257
Other Securities		922,966
		923,223
HONG KONG – 2.1%
China Ding Yi Feng Holdings, Ltd. (b)	64,000	816
China Mobile, Ltd.	275,497	2,278,999
Security Description	Shares	Value
Guangdong Investment, Ltd.	700,000	$ 1,369,748
Other Securities		1,950,902
		5,600,465
HUNGARY – 0.4%
Other Securities		1,073,229
INDIA – 12.5% (c)
Asian Paints, Ltd.	62,554	1,555,403
HCL Technologies, Ltd.	96,414	1,470,110
Hindustan Unilever, Ltd.	105,951	2,963,075
Infosys, Ltd. ADR	296,752	3,374,070
Infosys, Ltd.	187,458	2,131,058
ITC, Ltd.	389,890	1,429,584
Tata Consultancy Services, Ltd.	140,102	4,150,150
Other Securities		16,459,119
		33,532,569
INDONESIA – 3.7%
Bank Central Asia Tbk PT	1,665,825	3,561,662
Telekomunikasi Indonesia Persero Tbk PT	7,043,175	2,138,505
Unilever Indonesia Tbk PT	358,100	1,173,064
Other Securities		3,142,820
		10,016,051
LUXEMBOURG – 0.1%
Other Security		138,314
MALAYSIA – 3.1%
Malayan Banking Bhd	553,230	1,124,430
Public Bank Bhd	262,311	1,257,990
Other Securities		6,022,453
		8,404,873
MEXICO – 2.0%
Wal-Mart de Mexico SAB de CV	755,395	2,237,414
Other Securities		3,090,794
		5,328,208
PAKISTAN – 0.0% (c)
Other Securities		119,652
PERU – 0.6%
Credicorp, Ltd.	5,447	1,135,373
Other Securities		393,413
		1,528,786
PHILIPPINES – 1.4%
Other Securities		3,787,000
POLAND – 0.6%
Other Securities		1,529,650
QATAR – 1.3%
Other Securities		3,407,548
ROMANIA – 0.0% (c)
Other Security		39,194
RUSSIA – 3.3%
Gazprom PJSC ADR	246,166	1,699,530
Tatneft PJSC ADR (d)	31,916	2,026,666

See accompanying notes to financial statements.
86

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Other Securities		$ 5,099,942
		8,826,138
SAUDI ARABIA – 2.2%
Al Rajhi Bank	82,815	1,397,470
Other Securities		4,483,891
		5,881,361
SINGAPORE – 0.1%
Other Security		148,587
SOUTH AFRICA – 3.1%
Other Securities		8,374,889
SOUTH KOREA – 13.5%
Samsung Electronics Co., Ltd. GDR (d)	3,253	3,311,554
Samsung Electronics Co., Ltd. Preference Shares	29,135	962,114
Samsung Electronics Co., Ltd.	170,022	6,972,018
Samsung Electronics Co., Ltd. GDR (d)	748	620,092
SK Hynix, Inc.	79,577	5,468,569
Other Securities		19,054,001
		36,388,348
TAIWAN – 13.1%
Chunghwa Telecom Co., Ltd.	412,540	1,475,993
Far EasTone Telecommunications Co., Ltd.	547,449	1,279,313
First Financial Holding Co., Ltd.	2,119,627	1,489,399
Hon Hai Precision Industry Co., Ltd.	541,730	1,278,172
Largan Precision Co., Ltd.	12,000	1,721,220
President Chain Store Corp.	131,000	1,224,516
Taiwan Cooperative Financial Holding Co., Ltd.	2,322,104	1,534,372
Taiwan Mobile Co., Ltd.	517,542	1,868,353
Taiwan Semiconductor Manufacturing Co., Ltd.	879,495	7,710,765
Other Securities		15,507,566
		35,089,669
THAILAND – 4.2%
Advanced Info Service PCL	172,400	1,240,085
Other Securities		10,172,614
		11,412,699
TURKEY – 0.7%
Other Securities		1,787,759
UNITED ARAB EMIRATES – 1.3%
Emirates Telecommunications Group Co. PJSC	333,925	1,500,010
First Abu Dhabi Bank PJSC	293,875	1,203,294
Other Securities		875,456
		3,578,760
Security Description	Shares	Value
UNITED STATES – 0.1%
Other Security		$ 230,488
TOTAL COMMON STOCKS (Cost $254,820,585)		266,665,663
CORPORATE BONDS & NOTES - 0.0% (c)
INDIA – 0.0% (c)
Other Security (cost: $6,463)		6,514
WARRANTS — 0.0% (c)
THAILAND – 0.0% (c)
Other Securities (cost: $0)		649
RIGHTS — 0.0% (c)
CHINA – 0.0% (c)
Legend Holdings Corp. Class H, (expiring 5/19/23)(a)(b)	1,461	—
Other Securities
THAILAND – 0.0% (c)
Other Securities		1,202
SHORT-TERM INVESTMENTS - 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (e)(f)	437,290	437,334
State Street Navigator Securities Lending Portfolio III (g)(h)	1,941,419	1,941,419
TOTAL SHORT-TERM INVESTMENTS (Cost $2,378,758)		2,378,753
TOTAL INVESTMENTS - 100.1% (Cost $257,205,806)		269,052,781
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(186,272)
NET ASSETS - 100.0%		$ 268,866,509

See accompanying notes to financial statements.
87

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $1,073, representing less than 0.05% of the Fund's net assets.
(c)	Amount is less than 0.05% of net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 6,514	$ —	$ 6,514
Common Stocks	257,305,622	9,358,968	1,073 (a)	266,665,663
Rights	—	1,202	—	1,202
Warrants	649	—	—	649
Short-Term Investments	2,378,753	—	—	2,378,753
TOTAL INVESTMENTS	$259,685,024	$9,366,684	$1,073	$269,052,781
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2019.
See accompanying notes to financial statements.
88

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 2,626,121	$ 2,188,705	$(77)	$ (5)	437,290	$ 437,334	$ 1,987
State Street Institutional U.S. Government Money Market Fund, Class G Shares	325,185	325,185	14,441,865	14,767,050	—	—	—	—	9,094
State Street Navigator Securities Lending Government Money Market Portfolio	2,508,511	2,508,511	13,445,008	15,953,519	—	—	—	—	23,360
State Street Navigator Securities Lending Portfolio III	—	—	16,258,321	14,316,902	—	—	1,941,419	1,941,419	13,282
Total		$2,833,696	$46,771,315	$47,226,176	$(77)	$ (5)		$2,378,753	$47,723
See accompanying notes to financial statements.
89

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 98.4%
AEROSPACE & DEFENSE — 1.2%
MTU Aero Engines AG	375	$ 99,672
AIR FREIGHT & LOGISTICS — 2.9%
Deutsche Post AG	7,165	239,377
AIRLINES — 0.7%
Deutsche Lufthansa AG	3,464	55,061
AUTO COMPONENTS — 1.3%
Continental AG	790	101,370
Schaeffler AG Preference Shares	1,184	9,092
		110,462
AUTOMOBILES — 10.4%
Bayerische Motoren Werke AG	2,334	164,351
Bayerische Motoren Werke AG Preference Shares	412	22,885
Daimler AG	6,529	324,719
Porsche Automobil Holding SE Preference Shares	1,116	72,635
Volkswagen AG	232	39,886
Volkswagen AG Preference Shares	1,336	227,303
		851,779
BANKS — 0.5%
Commerzbank AG	7,249	42,059
CAPITAL MARKETS — 3.8%
Deutsche Bank AG	14,040	105,170
Deutsche Boerse AG	1,320	206,362
		311,532
CHEMICALS — 7.9%
BASF SE	6,701	468,424
Covestro AG (a)	1,237	61,225
Evonik Industries AG	1,206	29,780
Symrise AG	930	90,398
		649,827
CONSTRUCTION & ENGINEERING — 0.4%
HOCHTIEF AG	255	29,079
CONSTRUCTION MATERIALS — 0.9%
HeidelbergCement AG	1,077	77,869
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.0%
Deutsche Telekom AG	23,659	397,058
Telefonica Deutschland Holding AG	6,116	17,056
		414,114
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Sartorius AG Preference Shares	250	45,625
Siemens Healthineers AG (a)	1,093	43,010
		88,635
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Fresenius Medical Care AG & Co. KGaA	1,525	$ 102,579
Fresenius SE & Co. KGaA	2,990	139,825
		242,404
HOUSEHOLD PRODUCTS — 2.4%
Henkel AG & Co. KGaA Preference Shares	1,272	125,915
Henkel AG & Co. KGaA	735	67,309
		193,224
INDUSTRIAL CONGLOMERATES — 7.7%
Siemens AG	5,889	630,783
INSURANCE — 13.2%
Allianz SE	3,087	719,701
Hannover Rueck SE	438	74,061
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,052	272,272
Talanx AG	381	16,465
		1,082,499
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Zalando SE (a) (b)	941	42,964
IT SERVICES — 1.6%
Wirecard AG	840	134,389
MACHINERY — 0.3%
Knorr-Bremse AG	293	27,548
MEDIA — 0.2%
RTL Group SA	285	13,708
METALS & MINING — 0.6%
Thyssenkrupp AG	3,588	49,697
MULTI-UTILITIES — 3.5%
E.ON SE	15,842	154,040
RWE AG	4,244	132,743
		286,783
PERSONAL PRODUCTS — 1.0%
Beiersdorf AG	716	84,459
PHARMACEUTICALS — 7.1%
Bayer AG	6,803	479,782
Merck KGaA	945	106,475
		586,257
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.6%
Deutsche Wohnen SE	2,612	95,366
Vonovia SE	3,963	201,118
		296,484
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Infineon Technologies AG	9,138	164,497

See accompanying notes to financial statements.
90

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
SOFTWARE — 10.5%
SAP SE	7,344	$ 863,733
TEXTILES, APPAREL & LUXURY GOODS — 5.1%
adidas AG	1,351	420,723
TOTAL COMMON STOCKS (Cost $9,020,217)		8,089,618

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (d) (e) (Cost $855)	855	855
TOTAL INVESTMENTS — 98.4% (Cost $9,021,072)		8,090,473
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		130,461
NET ASSETS — 100.0%		$ 8,220,934

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,089,618	$—	$—	$8,089,618
Short-Term Investment	855	—	—	855
TOTAL INVESTMENTS	$8,090,473	$—	$—	$8,090,473
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 1,767	$ 912	$—	$—	855	$855	$ 4
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,254	6,254	251,586	257,840	—	—	—	—	122
Total		$6,254	$253,353	$258,752	$—	$—		$855	$126
See accompanying notes to financial statements.
91

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 98.6%
AIR FREIGHT & LOGISTICS — 0.3%
SG Holdings Co., Ltd.	300	$ 7,342
Yamato Holdings Co., Ltd.	800	12,036
		19,378
AIRLINES — 0.6%
ANA Holdings, Inc.	600	20,175
Japan Airlines Co., Ltd.	700	20,804
		40,979
AUTO COMPONENTS — 2.6%
Aisin Seiki Co., Ltd. (a)	400	12,565
Bridgestone Corp.	1,200	46,457
Denso Corp. (a)	1,000	43,942
Koito Manufacturing Co., Ltd.	300	14,656
NGK Spark Plug Co., Ltd.	400	7,617
NOK Corp. (a)	200	2,965
Stanley Electric Co., Ltd.	300	7,928
Sumitomo Electric Industries, Ltd. (a)	1,600	20,297
Sumitomo Rubber Industries, Ltd.	300	3,559
Toyoda Gosei Co., Ltd. (a)	200	4,003
Toyota Boshoku Corp.	200	2,796
Toyota Industries Corp. (a)	300	17,210
Yokohama Rubber Co., Ltd.	300	5,998
		189,993
AUTOMOBILES — 7.4%
Honda Motor Co., Ltd.	3,400	88,040
Isuzu Motors, Ltd. (a)	1,200	13,219
Mazda Motor Corp. (a)	1,300	11,542
Mitsubishi Motors Corp. (a)	1,400	6,075
Nissan Motor Co., Ltd. (a)	5,100	31,810
Subaru Corp.	1,300	36,567
Suzuki Motor Corp. (a)	800	33,954
Toyota Motor Corp.	4,800	320,489
Yamaha Motor Co., Ltd.	600	10,870
		552,566
BANKS — 5.1%
Aozora Bank, Ltd.	300	7,500
Chiba Bank, Ltd. (a)	1,600	8,231
Concordia Financial Group, Ltd. (a)	2,400	9,194
Fukuoka Financial Group, Inc.	400	7,554
Mebuki Financial Group, Inc. (a)	2,400	5,907
Mitsubishi UFJ Financial Group, Inc.	24,500	124,319
Mizuho Financial Group, Inc. (a)	49,000	75,081
Resona Holdings, Inc.	4,800	20,564
Seven Bank, Ltd. (a)	1,300	3,561
Shizuoka Bank, Ltd.	1,000	7,449
Sumitomo Mitsui Financial Group, Inc. (a)	2,500	85,473
Sumitomo Mitsui Trust Holdings, Inc.	600	21,629
		376,462
BEVERAGES — 1.3%
Asahi Group Holdings, Ltd.	900	44,552
Security Description	Shares	Value
Coca-Cola Bottlers Japan Holdings, Inc.	200	$ 4,486
Ito En, Ltd.	100	4,710
Kirin Holdings Co., Ltd.	1,800	38,107
Suntory Beverage & Food, Ltd.	200	8,549
		100,404
BIOTECHNOLOGY — 0.1%
PeptiDream, Inc. (b)	100	4,747
BUILDING PRODUCTS — 1.5%
AGC, Inc.	400	12,399
Daikin Industries, Ltd.	600	78,723
LIXIL Group Corp. (a)	500	8,790
TOTO, Ltd.	300	11,228
		111,140
CAPITAL MARKETS — 1.0%
Daiwa Securities Group, Inc. (a)	3,500	15,590
Japan Exchange Group, Inc.	1,200	18,865
Nomura Holdings, Inc. (a)	7,200	30,506
SBI Holdings, Inc.	400	8,553
		73,514
CHEMICALS — 4.4%
Air Water, Inc.	400	7,151
Asahi Kasei Corp. (a)	2,800	27,566
Daicel Corp.	600	5,069
DIC Corp.	200	5,548
Hitachi Chemical Co., Ltd.	200	6,523
JSR Corp. (a)	400	6,399
Kansai Paint Co., Ltd.	400	9,294
Kuraray Co., Ltd.	800	9,823
Mitsubishi Chemical Holdings Corp.	3,000	21,377
Mitsubishi Gas Chemical Co., Inc.	400	5,337
Mitsui Chemicals, Inc.	500	11,177
Nippon Paint Holdings Co., Ltd.	300	15,572
Nissan Chemical Corp.	200	8,318
Nitto Denko Corp.	400	19,261
Shin-Etsu Chemical Co., Ltd.	900	96,266
Showa Denko KK	300	7,842
Sumitomo Chemical Co., Ltd.	3,600	16,155
Taiyo Nippon Sanso Corp.	400	8,080
Teijin, Ltd.	400	7,684
Toray Industries, Inc.	3,200	23,749
Tosoh Corp.	600	7,928
		326,119
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Dai Nippon Printing Co., Ltd.	500	12,912
Park24 Co., Ltd. (a)	300	6,962
Secom Co., Ltd.	500	45,607
Sohgo Security Services Co., Ltd.	100	5,237
Toppan Printing Co., Ltd.	600	10,615
		81,333

See accompanying notes to financial statements.
92

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.8%
JGC Corp.	500	$ 6,537
Kajima Corp.	1,000	13,111
Obayashi Corp.	1,400	13,939
Shimizu Corp. (a)	1,300	11,764
Taisei Corp.	400	15,489
		60,840
CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp.	400	10,700
CONSUMER FINANCE — 0.2%
Acom Co., Ltd. (a)	700	2,746
AEON Financial Service Co., Ltd. (a)	300	4,514
Credit Saison Co., Ltd.	400	5,363
		12,623
CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	400	6,203
DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc.	200	5,193
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	1,100	6,351
ORIX Corp.	2,700	40,247
Tokyo Century Corp.	100	4,622
		51,220
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Nippon Telegraph & Telephone Corp.	2,400	114,498
ELECTRIC UTILITIES — 1.1%
Chubu Electric Power Co., Inc. (a)	1,500	21,721
Chugoku Electric Power Co., Inc. (a)	700	8,996
Kansai Electric Power Co., Inc. (a)	1,600	17,891
Kyushu Electric Power Co., Inc. (a)	900	8,494
Tohoku Electric Power Co., Inc.	1,100	10,728
Tokyo Electric Power Co. Holdings, Inc. (a) (b)	3,100	15,174
		83,004
ELECTRICAL EQUIPMENT — 1.8%
Fuji Electric Co., Ltd.	200	6,116
Mabuchi Motor Co., Ltd.	100	3,724
Mitsubishi Electric Corp. (a)	4,200	55,670
Nidec Corp. (a)	500	67,176
		132,686
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.8%
Alps Alpine Co., Ltd.	400	7,465
Security Description	Shares	Value
Hamamatsu Photonics KK	300	$ 11,131
Hirose Electric Co., Ltd.	105	12,863
Hitachi High-Technologies Corp.	200	11,547
Hitachi, Ltd.	2,000	74,448
Keyence Corp.	200	123,803
Kyocera Corp.	700	43,428
Murata Manufacturing Co., Ltd.	1,300	62,369
Omron Corp. (a)	400	21,874
Shimadzu Corp.	600	15,145
TDK Corp. (a)	200	17,895
Yaskawa Electric Corp.	500	18,344
Yokogawa Electric Corp. (a)	600	10,976
		431,288
ENTERTAINMENT — 1.7%
DeNA Co., Ltd.	300	5,294
Konami Holdings Corp. (a)	200	9,660
Nexon Co., Ltd. (b)	900	10,917
Nintendo Co., Ltd.	200	74,060
Square Enix Holdings Co., Ltd.	200	9,715
Toho Co., Ltd. (a)	300	13,144
		122,790
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.0%
Daiwa House REIT Investment Corp.	3	8,439
GLP J-REIT	7	9,288
Japan Retail Fund Investment Corp. REIT	5	10,576
Nippon Prologis REIT, Inc.	4	10,959
Nomura Real Estate Master Fund, Inc. REIT	8	14,449
Orix JREIT, Inc.	5	10,918
United Urban Investment Corp. REIT	5	9,577
		74,206
FOOD & STAPLES RETAILING — 1.7%
Aeon Co., Ltd.	1,400	25,655
FamilyMart Co., Ltd. (a)	400	9,745
Lawson, Inc.	100	5,117
Matsumotokiyoshi Holdings Co., Ltd.	100	3,659
Seven & i Holdings Co., Ltd.	1,600	61,172
Sundrug Co., Ltd.	200	6,292
Tsuruha Holdings, Inc.	100	10,891
Welcia Holdings Co., Ltd.	100	5,034
		127,565
FOOD PRODUCTS — 1.7%
Ajinomoto Co., Inc.	1,100	20,763
Calbee, Inc.	100	3,109
Ezaki Glico Co., Ltd.	100	4,150
Kewpie Corp.	200	4,669
Kikkoman Corp.	400	19,098
MEIJI Holdings Co., Ltd. (a)	200	14,582
NH Foods, Ltd.	200	8,041
Nichirei Corp.	200	4,560

See accompanying notes to financial statements.
93

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Nisshin Seifun Group, Inc.	500	$ 9,244
Nissin Foods Holdings Co., Ltd.	100	7,217
Toyo Suisan Kaisha, Ltd.	200	8,013
Yakult Honsha Co., Ltd. (a)	300	16,766
Yamazaki Baking Co., Ltd.	300	5,352
		125,564
GAS UTILITIES — 0.6%
Osaka Gas Co., Ltd.	800	15,301
Toho Gas Co., Ltd.	300	11,464
Tokyo Gas Co., Ltd.	800	20,167
		46,932
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Asahi Intecc Co., Ltd.	400	10,500
Hoya Corp.	800	65,280
Olympus Corp.	2,800	37,722
Sysmex Corp.	300	20,075
Terumo Corp.	1,400	45,080
		178,657
HEALTH CARE PROVIDERS & SERVICES — 0.4%
Alfresa Holdings Corp.	400	8,931
Medipal Holdings Corp.	400	8,905
Suzuken Co., Ltd.	200	10,733
		28,569
HEALTH CARE TECHNOLOGY — 0.3%
M3, Inc. (a)	900	21,668
HOTELS, RESTAURANTS & LEISURE — 0.9%
McDonald's Holdings Co. Japan, Ltd.	200	9,678
Oriental Land Co., Ltd. (a)	400	60,847
		70,525
HOUSEHOLD DURABLES — 3.6%
Casio Computer Co., Ltd. (a)	400	6,200
Haseko Corp. (a)	600	6,984
Iida Group Holdings Co., Ltd.	300	4,880
Nikon Corp.	800	9,978
Panasonic Corp.	4,700	38,078
Sekisui Chemical Co., Ltd.	900	13,932
Sekisui House, Ltd.	1,300	25,561
Sharp Corp.	400	4,423
Sony Corp.	2,700	158,565
		268,601
HOUSEHOLD PRODUCTS — 0.7%
Lion Corp.	500	9,859
Pigeon Corp. (a)	300	12,367
Unicharm Corp.	900	28,480
		50,706
Security Description	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Electric Power Development Co., Ltd. (a)	300	$ 6,843
INDUSTRIAL CONGLOMERATES — 0.7%
Keihan Holdings Co., Ltd.	400	17,784
Toshiba Corp.	1,200	36,641
		54,425
INSURANCE — 3.0%
Dai-ichi Life Holdings, Inc.	2,300	34,668
Japan Post Holdings Co., Ltd.	3,000	27,620
Japan Post Insurance Co., Ltd.	200	3,016
MS&AD Insurance Group Holdings, Inc.	1,100	35,623
Sompo Holdings, Inc. (a)	700	29,257
Sony Financial Holdings, Inc.	400	8,668
T&D Holdings, Inc.	1,200	12,713
Tokio Marine Holdings, Inc.	1,400	74,861
		226,426
INTERNET & CATALOG RETAIL — 0.3%
Rakuten, Inc.	1,700	16,753
ZOZO, Inc. (a)	400	9,223
		25,976
INTERACTIVE MEDIA & SERVICES — 0.4%
Kakaku.com, Inc.	300	7,378
LINE Corp. (b)	100	3,576
Yahoo! Japan Corp.	5,700	16,034
		26,988
IT SERVICES — 1.2%
Fujitsu, Ltd.	400	32,033
Itochu Techno-Solutions Corp. (a)	200	5,296
Nomura Research Institute, Ltd.	600	11,942
NTT Data Corp. (a)	1,400	18,058
Obic Co., Ltd.	100	11,400
Otsuka Corp.	200	7,967
SCSK Corp.	100	4,691
		91,387
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Bandai Namco Holdings, Inc.	400	24,909
Sega Sammy Holdings, Inc. (a)	300	4,197
Shimano, Inc.	100	15,063
Yamaha Corp.	300	13,463
		57,632
MACHINERY — 5.1%
Amada Holdings Co., Ltd.	900	9,693
Daifuku Co., Ltd.	300	15,461
Ebara Corp.	200	5,324
FANUC Corp.	400	75,281

See accompanying notes to financial statements.
94

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Hino Motors, Ltd.	500	$ 4,117
Hitachi Construction Machinery Co., Ltd. (a)	200	4,821
Hoshizaki Corp.	100	7,856
IHI Corp.	400	8,690
JTEKT Corp. (a)	500	5,732
Kawasaki Heavy Industries, Ltd.	400	8,853
Komatsu, Ltd.	2,000	45,802
Kubota Corp.	2,600	39,322
Makita Corp.	500	15,730
MINEBEA MITSUMI, Inc.	900	14,248
MISUMI Group, Inc.	600	14,118
Mitsubishi Heavy Industries, Ltd.	600	23,495
Nabtesco Corp. (a)	300	9,285
NGK Insulators, Ltd.	600	8,544
NSK, Ltd.	1,000	8,420
SMC Corp.	100	42,656
Sumitomo Heavy Industries, Ltd.	300	8,883
THK Co., Ltd.	200	5,243
		381,574
MARINE — 0.2%
Mitsui OSK Lines, Ltd.	300	7,578
Nippon Yusen KK	600	10,021
		17,599
MEDIA — 0.5%
CyberAgent, Inc. (a)	200	7,680
Dentsu, Inc.	400	14,083
Fuji Media Holdings, Inc.	300	3,861
Hakuhodo DY Holdings, Inc. (a)	400	5,777
Nippon Television Holdings, Inc.	300	3,842
Tokyo Broadcasting System Holdings, Inc.	200	3,235
		38,478
METALS & MINING — 1.0%
Hitachi Metals, Ltd.	500	5,394
JFE Holdings, Inc.	1,100	13,231
Kobe Steel, Ltd.	700	3,731
Mitsubishi Materials Corp.	300	8,092
Nippon Steel Corp. (a)	1,800	25,074
Sumitomo Metal Mining Co., Ltd.	500	15,485
		71,007
MULTILINE RETAIL — 0.7%
Isetan Mitsukoshi Holdings, Ltd. (a)	800	6,381
Izumi Co., Ltd.	100	3,914
J Front Retailing Co., Ltd.	600	7,017
Marui Group Co., Ltd. (a)	500	10,557
Pan Pacific International Holdings Corp.	1,200	20,042
Seria Co., Ltd.	100	2,427
Takashimaya Co., Ltd.	300	3,495
		53,833
Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.8%
Idemitsu Kosan Co., Ltd.	264	$ 7,463
Inpex Corp.	2,000	18,341
JXTG Holdings, Inc. (a)	7,100	32,348
		58,152
PAPER & FOREST PRODUCTS — 0.1%
Oji Holdings Corp.	2,100	9,793
PERSONAL PRODUCTS — 2.0%
Kao Corp.	1,000	73,875
Kobayashi Pharmaceutical Co., Ltd.	100	7,606
Pola Orbis Holdings, Inc.	200	4,476
Shiseido Co., Ltd.	800	63,874
		149,831
PHARMACEUTICALS — 6.1%
Astellas Pharma, Inc.	4,000	56,942
Chugai Pharmaceutical Co., Ltd.	500	38,862
Daiichi Sankyo Co., Ltd.	1,300	81,843
Eisai Co., Ltd.	500	25,404
Hisamitsu Pharmaceutical Co., Inc.	200	8,744
Kyowa Kirin Co., Ltd.	600	11,647
Mitsubishi Tanabe Pharma Corp.	500	5,482
Nippon Shinyaku Co., Ltd.	200	16,822
Ono Pharmaceutical Co., Ltd.	800	14,486
Otsuka Holdings Co., Ltd.	900	33,643
Santen Pharmaceutical Co., Ltd.	800	13,901
Shionogi & Co., Ltd.	600	33,305
Sumitomo Dainippon Pharma Co., Ltd. (a)	400	6,570
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,263
Takeda Pharmaceutical Co., Ltd.	2,900	99,015
		453,929
PROFESSIONAL SERVICES — 1.2%
Nihon M&A Center, Inc. (a)	300	8,439
Persol Holdings Co., Ltd.	300	5,668
Recruit Holdings Co., Ltd.	2,500	76,012
		90,119
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.9%
Aeon Mall Co., Ltd.	200	3,155
Daito Trust Construction Co., Ltd. (a)	200	25,556
Daiwa House Industry Co., Ltd.	1,300	42,173
Hulic Co., Ltd.	800	8,179
Mitsubishi Estate Co., Ltd.	2,700	52,064
Mitsui Fudosan Co., Ltd.	1,900	47,098
Nomura Real Estate Holdings, Inc.	200	4,319
Sumitomo Realty & Development Co., Ltd.	700	26,640
Tokyu Fudosan Holdings Corp. (a)	1,100	7,013
		216,197

See accompanying notes to financial statements.
95

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
ROAD & RAIL — 4.8%
Central Japan Railway Co.	300	$ 61,679
East Japan Railway Co.	800	76,317
Hankyu Hanshin Holdings, Inc.	500	19,269
Keikyu Corp.	500	9,692
Keio Corp.	300	18,682
Keisei Electric Railway Co., Ltd.	300	12,339
Kintetsu Group Holdings Co., Ltd.	400	20,837
Kyushu Railway Co.	400	12,750
Nagoya Railroad Co., Ltd.	400	11,955
Nippon Express Co., Ltd.	200	10,197
Odakyu Electric Railway Co., Ltd.	800	19,157
Seibu Holdings, Inc.	500	8,712
Tobu Railway Co., Ltd.	500	16,193
Tokyu Corp.	1,300	24,394
West Japan Railway Co.	400	33,795
		355,968
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Advantest Corp.	400	17,673
Renesas Electronics Corp. (b)	1,700	11,042
Rohm Co., Ltd.	200	15,267
SCREEN Holdings Co., Ltd.	100	5,894
SUMCO Corp.	500	6,708
Tokyo Electron, Ltd.	300	57,086
		113,670
SOFTWARE — 0.2%
Trend Micro, Inc.	300	14,268
SPECIALTY RETAIL — 1.2%
Fast Retailing Co., Ltd.	100	59,412
Nitori Holdings Co., Ltd. (a)	100	14,629
USS Co., Ltd.	500	9,702
Yamada Denki Co., Ltd.	1,400	6,775
		90,518
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Brother Industries, Ltd.	500	9,049
Canon, Inc.	2,200	58,677
FUJIFILM Holdings Corp.	800	35,087
Konica Minolta, Inc. (a)	1,100	7,654
NEC Corp.	500	21,096
Ricoh Co., Ltd. (a)	1,500	13,504
Seiko Epson Corp. (a)	600	8,439
		153,506
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Asics Corp. (a)	400	6,829
TOBACCO — 0.7%
Japan Tobacco, Inc.	2,400	52,541
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 3.8%
ITOCHU Corp.	3,200	$ 66,058
Marubeni Corp.	3,600	23,907
Mitsubishi Corp.	2,900	71,135
Mitsui & Co., Ltd.	3,500	57,256
MonotaRO Co., Ltd. (a)	200	5,230
Sojitz Corp.	2,400	7,439
Sumitomo Corp.	2,400	37,485
Toyota Tsusho Corp.	400	12,898
		281,408
WIRELESS TELECOMMUNICATION SERVICES — 4.5%
KDDI Corp.	3,600	94,101
NTT DOCOMO, Inc. (a)	2,500	63,683
Softbank Corp. (a)	3,300	44,702
SoftBank Group Corp. (a)	3,400	133,389
		335,875
TOTAL COMMON STOCKS (Cost $8,153,765)		7,335,445

SHORT-TERM INVESTMENTS — 10.0%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	631	631
State Street Navigator Securities Lending Portfolio III (e) (f)	743,609	743,609
TOTAL SHORT-TERM INVESTMENTS (Cost $744,240)		744,240
TOTAL INVESTMENTS — 108.6% (Cost $8,898,005)		8,079,685
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%		(642,867)
NET ASSETS — 100.0%		$ 7,436,818
(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
96

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,335,445	$—	$—	$7,335,445
Short-Term Investments	744,240	—	—	744,240
TOTAL INVESTMENTS	$8,079,685	$—	$—	$8,079,685
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 1,510	$ 879	$—	$—	631	$ 631	$ 3
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,721	3,721	356,653	360,374	—	—	—	—	219
State Street Navigator Securities Lending Government Money Market Portfolio	652,778	652,778	691,265	1,344,043	—	—	—	—	307
State Street Navigator Securities Lending Portfolio III	—	—	1,351,781	608,172	—	—	743,609	743,609	221
Total		$656,499	$2,401,209	$2,313,468	$—	$—		$744,240	$750
See accompanying notes to financial statements.
97

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.8%
BAE Systems PLC	15,189	$ 106,689
Rolls-Royce Holdings PLC	9,087	88,732
		195,421
AIRLINES — 0.6%
easyJet PLC	1,275	18,069
International Consolidated Airlines Group SA	7,221	42,267
		60,336
AUTOMOBILES — 0.6%
Fiat Chrysler Automobiles NV	5,087	65,840
BANKS — 12.1%
Barclays PLC	81,723	151,464
HSBC Holdings PLC	98,296	756,579
Lloyds Banking Group PLC	334,738	223,243
Royal Bank of Scotland Group PLC	21,854	55,908
Standard Chartered PLC	15,388	129,742
		1,316,936
BEVERAGES — 4.7%
Coca-Cola European Partners PLC	915	50,737
Diageo PLC	11,236	461,491
		512,228
CAPITAL MARKETS — 3.3%
3i Group PLC	4,575	65,765
Hargreaves Lansdown PLC	1,278	32,742
Investec PLC	3,163	16,320
London Stock Exchange Group PLC	1,658	149,313
Schroders PLC	611	23,153
St James's Place PLC	2,510	30,293
Standard Life Aberdeen PLC	11,029	38,843
		356,429
CHEMICALS — 0.7%
Croda International PLC	612	36,652
Johnson Matthey PLC	923	34,771
		71,423
COMMERCIAL SERVICES & SUPPLIES — 0.6%
G4S PLC	7,514	17,519
Rentokil Initial PLC	8,802	50,741
		68,260
CONTAINERS & PACKAGING — 0.2%
DS Smith PLC	6,190	27,491
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
BT Group PLC	39,513	86,954
ELECTRIC UTILITIES — 0.7%
SSE PLC	4,928	75,636
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.5%
Melrose Industries PLC	22,854	$ 56,777
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Halma PLC	1,801	43,744
ENERGY EQUIPMENT & SERVICES — 0.6%
Subsea 7 SA	1,131	11,698
TechnipFMC PLC	2,025	48,884
		60,582
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.1%
British Land Co. PLC REIT	4,513	32,523
Land Securities Group PLC REIT	3,303	34,858
Segro PLC REIT	5,104	50,996
		118,377
FOOD & STAPLES RETAILING — 1.7%
J Sainsbury PLC	10,074	27,286
Tesco PLC	45,988	136,577
Wm Morrison Supermarkets PLC	10,969	27,075
		190,938
FOOD PRODUCTS — 0.4%
Associated British Foods PLC	1,716	48,700
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
ConvaTec Group PLC (a)	7,296	15,752
Smith & Nephew PLC	4,104	99,074
		114,826
HEALTH CARE PROVIDERS & SERVICES — 0.2%
NMC Health PLC	571	19,069
HOTELS, RESTAURANTS & LEISURE — 3.1%
Carnival PLC	778	32,309
Compass Group PLC	7,505	193,569
InterContinental Hotels Group PLC	803	50,219
Merlin Entertainments PLC (a)	3,417	19,050
Whitbread PLC	816	43,179
		338,326
HOUSEHOLD DURABLES — 1.3%
Barratt Developments PLC	4,826	38,537
Berkeley Group Holdings PLC	572	29,457
Persimmon PLC	1,502	40,165
Taylor Wimpey PLC	14,926	29,705
		137,864

See accompanying notes to financial statements.
98

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 2.4%
Reckitt Benckiser Group PLC	3,354	$ 262,206
INDUSTRIAL CONGLOMERATES — 0.7%
DCC PLC	452	39,525
Smiths Group PLC	1,887	36,508
		76,033
INSURANCE — 4.4%
Admiral Group PLC	1,063	27,744
Aviva PLC	18,388	90,480
Direct Line Insurance Group PLC	6,549	24,227
Legal & General Group PLC	27,992	85,684
Prudential PLC	12,305	223,661
RSA Insurance Group PLC	4,916	32,362
		484,158
INTERACTIVE MEDIA & SERVICES — 0.2%
Auto Trader Group PLC (a)	4,230	26,584
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Farfetch, Ltd. Class A (b) (c)	633	5,469
Ocado Group PLC (b)	2,203	35,903
		41,372
MACHINERY — 0.6%
CNH Industrial NV	4,641	47,257
Weir Group PLC	1,256	22,063
		69,320
MEDIA — 2.5%
Informa PLC	5,969	62,670
ITV PLC	17,536	27,207
Liberty Global PLC Class A (b)	815	20,171
Liberty Global PLC Class C (b)	2,403	57,167
Pearson PLC	3,724	33,867
WPP PLC	5,872	73,663
		274,745
METALS & MINING — 6.0%
Anglo American PLC	6,129	141,327
Antofagasta PLC	1,676	18,567
BHP Group PLC	9,723	207,570
Evraz PLC	2,190	12,619
Fresnillo PLC	893	7,523
Rio Tinto PLC	5,105	264,784
		652,390
MULTI-UTILITIES — 1.8%
Centrica PLC	27,485	24,976
National Grid PLC	16,145	175,458
		200,434
MULTILINE RETAIL — 0.6%
Marks & Spencer Group PLC	9,296	21,129
Security Description	Shares	Value
Next PLC	594	$ 45,281
		66,410
OIL, GAS & CONSUMABLE FUELS — 15.8%
BP PLC	97,388	619,018
Royal Dutch Shell PLC Class A	19,921	585,240
Royal Dutch Shell PLC Class B	17,681	522,047
		1,726,305
PAPER & FOREST PRODUCTS — 0.3%
Mondi PLC	1,752	33,637
PERSONAL PRODUCTS — 2.9%
Unilever PLC	5,223	314,735
PHARMACEUTICALS — 9.9%
AstraZeneca PLC	6,216	556,191
GlaxoSmithKline PLC	23,632	508,057
Hikma Pharmaceuticals PLC	668	18,110
		1,082,358
PROFESSIONAL SERVICES — 3.8%
Experian PLC	4,311	138,070
Intertek Group PLC	767	51,777
RELX PLC	9,217	219,495
		409,342
SOFTWARE — 0.6%
Micro Focus International PLC	1,617	22,652
Sage Group PLC	4,916	41,885
		64,537
SPECIALTY RETAIL — 0.4%
JD Sports Fashion PLC	1,963	18,176
Kingfisher PLC	10,062	25,642
		43,818
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Burberry Group PLC	1,961	52,536
TOBACCO — 4.6%
British American Tobacco PLC	10,867	402,746
Imperial Brands PLC	4,536	102,191
		504,937
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Ashtead Group PLC	2,176	60,709
Bunzl PLC	1,601	41,924
Ferguson PLC	1,083	79,328
		181,961
WATER UTILITIES — 0.6%
Severn Trent PLC	1,130	30,148
United Utilities Group PLC	3,250	33,073
		63,221

See accompanying notes to financial statements.
99

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 2.3%
Vodafone Group PLC	126,668	$ 252,871
TOTAL COMMON STOCKS (Cost $11,786,428)		10,850,067
TOTAL INVESTMENTS — 99.5% (Cost $11,786,428)		10,850,067
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		55,914
NET ASSETS — 100.0%		$ 10,905,981

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2019.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,850,067	$—	$—	$10,850,067
TOTAL INVESTMENTS	$10,850,067	$—	$—	$10,850,067
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 14,329	$ 14,329	$—	$—	—	$—	$ 22
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,148	19,148	481,434	500,582	—	—	—	—	266
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	3,230,287	3,230,287	—	—	—	—	215
State Street Navigator Securities Lending Portfolio III	—	—	2,987,276	2,987,276	—	—	—	—	228
Total		$19,148	$6,713,326	$6,732,474	$—	$—		$—	$731
See accompanying notes to financial statements.
100

SPDR MSCI WORLD STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS - 99.4%
AUSTRALIA – 1.6%
Other Securities		$ 389,106
AUSTRIA – 0.1%
Other Securities		16,209
BELGIUM – 0.3%
Other Securities		81,589
CANADA – 3.5%
Other Securities		855,103
CHINA – 0.1%
Other Securities		19,222
DENMARK – 1.0%
Novo Nordisk A/S Class B	2,156	110,861
Other Securities		126,744
		237,605
FINLAND – 0.5%
Other Securities		128,461
FRANCE – 2.8%
Other Securities		675,428
GERMANY – 2.3%
Deutsche Telekom AG	5,151	86,447
Other Securities		476,336
		562,783
HONG KONG – 1.7%
Other Securities		412,552
IRELAND – 0.9%
Accenture PLC Class A	851	163,690
Other Securities		57,481
		221,171
ISRAEL – 0.3%
Other Securities		81,601
ITALY – 0.7%
Other Securities		178,998
JAPAN – 10.0%
NTT DOCOMO, Inc. (a)	3,868	98,530
Other Securities		2,309,710
		2,408,240
LUXEMBOURG – 0.1%
Other Securities		24,881
MEXICO – 0.0% (b)
Other Security		126
NETHERLANDS – 1.1%
Other Securities		268,166
NEW ZEALAND – 0.1%
Other Securities		33,128
NORWAY – 0.1%
Other Securities		30,978
Security Description	Shares	Value
PORTUGAL – 0.1%
Other Securities		$ 11,256
SINGAPORE – 0.7%
Other Securities		158,310
SOUTH AFRICA – 0.0% (b)
Other Securities		7,496
SPAIN – 0.9%
Other Securities		207,630
SWEDEN – 0.6%
Other Securities		143,821
SWITZERLAND – 4.6%
Nestle SA	1,223	132,805
Roche Holding AG	917	267,104
Swiss Re AG	1,122	117,134
Other Securities		591,212
		1,108,255
UNITED KINGDOM – 5.0%
AstraZeneca PLC	1,159	103,704
Other Securities		1,095,931
		1,199,635
UNITED STATES – 60.3%
Adobe, Inc. (c)	363	100,279
Alphabet, Inc. Class A (c)	190	232,017
Alphabet, Inc. Class C (c)	205	249,895
Altria Group, Inc.	2,112	86,381
Amgen, Inc.	495	95,787
Apple, Inc.	2,733	612,110
AT&T, Inc.	3,753	142,014
Automatic Data Processing, Inc.	581	93,785
Bank of America Corp.	3,015	87,948
Cisco Systems, Inc.	4,223	208,658
Coca-Cola Co.	1,866	101,585
Consolidated Edison, Inc.	1,110	104,862
Costco Wholesale Corp.	399	114,956
Eli Lilly & Co.	1,041	116,415
Exxon Mobil Corp.	1,623	114,600
Facebook, Inc. Class A (c)	1,775	316,092
Fiserv, Inc. (c)	901	93,335
Honeywell International, Inc.	610	103,212
Intel Corp.	4,191	215,962
International Business Machines Corp.	983	142,948
Johnson & Johnson	2,712	350,879
JPMorgan Chase & Co.	932	109,687
Mastercard, Inc. Class A	923	250,659
McDonald's Corp.	500	107,355
Merck & Co., Inc.	1,060	89,231
Microsoft Corp.	3,573	496,754
NextEra Energy, Inc.	395	92,031
NIKE, Inc. Class B	1,358	127,543
Oracle Corp.	2,016	110,940
PepsiCo, Inc.	1,779	243,901
Pfizer, Inc.	5,191	186,513
Procter & Gamble Co.	2,424	301,497

See accompanying notes to financial statements.
101

SPDR MSCI WORLD STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Public Storage REIT	363	$ 89,033
Southern Co.	1,474	91,049
State Street Corp. (d)	60	3,551
Texas Instruments, Inc.	935	120,839
TJX Cos., Inc.	2,638	147,042
Union Pacific Corp.	554	89,737
Verizon Communications, Inc.	2,230	134,603
Visa, Inc. Class A	1,824	313,746
Walmart, Inc.	1,016	120,579
Walt Disney Co.	1,418	184,794
Waste Management, Inc.	926	106,490
Other Securities		7,372,692
		14,573,986
TOTAL COMMON STOCKS (Cost $22,823,410)		24,035,736
SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (e)(f)	30,335	30,339
State Street Navigator Securities Lending Portfolio III (d)(g)	307,622	307,622
TOTAL SHORT-TERM INVESTMENTS (Cost $337,960)		337,961
TOTAL INVESTMENTS - 100.8% (Cost $23,161,370)		24,373,697
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%		(198,226)
NET ASSETS - 100.0%		$ 24,175,471

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Amount is less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2019.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,024,536	$11,200	$—	$24,035,736
Short-Term Investments	337,961	—	—	337,961
TOTAL INVESTMENTS	$24,362,497	$11,200	$—	$24,373,697
See accompanying notes to financial statements.
102

SPDR MSCI WORLD STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Corp.	80	$ 6,702	$ 1,179	$ 2,806	$(867)	$(657)	60	$ 3,551	$ 116
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	112,173	81,840	6	—	30,335	30,339	79
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,931	18,931	1,248,614	1,267,545	—	—	—	—	892
State Street Navigator Securities Lending Government Money Market Portfolio	298,707	298,707	1,306,349	1,605,056	—	—	—	—	1,480
State Street Navigator Securities Lending Portfolio III	—	—	1,429,297	1,121,675	—	—	307,622	307,622	894
Total		$324,340	$4,097,612	$4,078,922	$(861)	$(657)		$341,512	$3,461
See accompanying notes to financial statements.
103

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 0.0% (a)
INDIA — 0.0% (a)
Britannia Industries, Ltd. 8.00%, 8/28/2022	INR	168,120	$ 2,420
TOTAL CORPORATE BONDS & NOTES (Cost $2,399)			2,420
	Shares
COMMON STOCKS — 99.8%
CHINA — 48.2%
21Vianet Group, Inc. ADR (b)	10,043	76,528
360 Security Technology, Inc. Class A	14,900	48,991
3SBio, Inc. (b) (c)	46,000	76,281
500.com, Ltd. Class A, ADR (b) (d)	1,829	19,497
51job, Inc. ADR (b)	2,991	221,334
58.com, Inc. ADR (b)	7,434	366,571
5I5J Holding Group Co., Ltd. Class A	77,100	46,965
AAC Technologies Holdings, Inc.	87,000	460,558
Addsino Co., Ltd. Class A (b)	30,100	44,173
Advanced Technology & Materials Co., Ltd. Class A (b)	47,500	44,698
AECC Aero-Engine Control Co., Ltd. Class A	36,100	68,902
AECC Aviation Power Co., Ltd. Class A	15,200	46,550
Aerospace CH UAV Co., Ltd.	33,700	51,155
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	28,600	45,496
Agile Group Holdings, Ltd.	389,598	473,119
Agricultural Bank of China, Ltd. Class A	354,400	171,711
Agricultural Bank of China, Ltd. Class H	2,994,000	1,172,485
Air China, Ltd. Class H	429,414	377,957
Alibaba Group Holding, Ltd. ADR (b)	159,457	26,665,994
Aluminum Corp. of China, Ltd. Class H (b)	768,304	242,073
Angang Steel Co., Ltd. Class H (d)	575,616	209,998
Anhui Conch Cement Co., Ltd. Class H	212,250	1,260,331
Anhui Expressway Co., Ltd. Class H	32,000	17,879
Anhui Guangxin Agrochemical Co., Ltd. Class A	29,800	62,135
Anhui Gujing Distillery Co., Ltd. Class B	15,400	129,397
Security Description	Shares	Value
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	75,788	$ 59,007
Anhui Jiangnan Chemical Industry Co., Ltd. Class A (b)	69,400	50,049
Anhui Jinhe Industrial Co., Ltd. Class A	17,500	48,766
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	36,800	58,334
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A (b)	55,900	48,454
ANTA Sports Products, Ltd.	120,000	992,678
Apeloa Pharmaceutical Co., Ltd. Class A	33,400	55,330
ArtGo Holdings, Ltd. (b) (d)	190,000	63,500
Autobio Diagnostics Co., Ltd. Class A	10,000	123,943
Autohome, Inc. ADR (b) (d)	5,396	448,569
Avary Holding Shenzhen Co., Ltd. Class A	10,400	58,428
AVIC Aircraft Co., Ltd. Class A	30,800	67,067
AVIC Electromechanical Systems Co., Ltd. Class A	52,200	47,586
Avic Heavy Machinery Co., Ltd. Class A	32,800	47,446
AVIC International Holding HK, Ltd.	834,621	18,312
AVIC Jonhon Optronic Technology Co., Ltd. Class A	10,000	57,665
AVIC Shenyang Aircraft Co., Ltd. Class A (b)	17,400	75,534
AviChina Industry & Technology Co., Ltd. Class H	484,000	237,697
AVICOPTER PLC Class A	10,200	64,161
BAIC Motor Corp., Ltd. Class H (c)	214,000	132,122
Baidu, Inc. ADR (b)	30,334	3,117,122
Bank of China, Ltd. Class H	10,090,466	3,964,415
Bank of Communications Co., Ltd. Class H	2,754,630	1,799,080
Bank of Ningbo Co., Ltd. Class A	22,000	77,665
Baozun, Inc. ADR (b) (d)	2,534	108,202
BBMG Corp. Class H (d)	263,000	75,484
Beibuwan Port Co., Ltd. Class A	39,000	47,731
BeiGene, Ltd. ADR (b)	4,927	603,360
Beijing BDStar Navigation Co., Ltd. Class A	15,100	46,709
Beijing Capital International Airport Co., Ltd. Class H	116,000	98,992

See accompanying notes to financial statements.
104

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Beijing Capital Land, Ltd. Class H (d)	122,000	$ 40,307
Beijing Changjiu Logistics Corp. Class A	33,600	47,945
Beijing Dahao Technology Corp., Ltd. Class A	38,900	47,282
Beijing Enterprises Clean Energy Group, Ltd. (b)	2,030,400	26,418
Beijing Enterprises Holdings, Ltd.	84,000	386,280
Beijing Enterprises Water Group, Ltd.	492,000	251,667
Beijing Jingcheng Machinery Electric Co., Ltd. Class A (b)	58,300	45,963
Beijing Jingyuntong Technology Co., Ltd. Class A	115,000	48,794
Beijing Shiji Information Technology Co., Ltd. Class A	10,000	55,243
Beijing SL Pharmaceutical Co., Ltd. Class A	25,500	44,564
Beijing Teamsun Technology Co., Ltd. Class A (b)	27,200	42,088
Beijing Tiantan Biological Products Corp., Ltd. Class A	24,297	96,593
Berry Genomics Co., Ltd. Class A (b)	16,400	70,986
BEST, Inc. ADR (b) (d)	13,500	71,280
Bestsun Energy Co., Ltd. Class A	54,400	53,477
Better Life Commercial Chain Share Co., Ltd. Class A	52,300	54,562
Biem.L.Fdlkk Garment Co., Ltd. Class A	12,600	46,051
Bitauto Holdings, Ltd. ADR (b)	2,803	41,961
Blue Sail Medical Co., Ltd. Class A	28,300	50,963
BOE Technology Group Co., Ltd. Class A	152,400	80,029
BOE Technology Group Co., Ltd. Class B	159,000	58,818
Brilliance China Automotive Holdings, Ltd. (d)	426,000	457,550
BTG Hotels Group Co., Ltd. Class A	19,800	46,553
BYD Co., Ltd. Class H (d)	101,800	508,390
BYD Electronic International Co., Ltd. (d)	119,500	178,959
Cangzhou Mingzhu Plastic Co., Ltd. Class A	131,500	62,793
CAR, Inc. (b)	193,043	148,980
CCOOP Group Co., Ltd. Class A (b)	150,900	52,827
Security Description	Shares	Value
CCS Supply Chain Management Co., Ltd. Class A	62,100	$ 65,742
CECEP Solar Energy Co., Ltd. Class A	109,400	48,257
CGN Nuclear Technology Development Co., Ltd. Class A (b)	47,400	47,060
CGN Power Co., Ltd. Class H (c)	1,410,000	356,124
Chacha Food Co., Ltd. Class A	14,700	52,471
Changchun Faway Automobile Components Co., Ltd. Class A	27,900	46,297
Changjiang Securities Co., Ltd. Class A	48,400	47,443
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	32,900	56,206
Chengdu Hongqi Chain Co., Ltd. Class A	80,497	83,978
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	10,300	48,044
Chengtun Mining Group Co., Ltd. Class A	64,800	46,459
China Aerospace International Holdings, Ltd.	308,000	17,287
China Aerospace Times Electronics Co., Ltd. Class A (b)	71,100	60,037
China Agri-Industries Holdings, Ltd.	289,000	94,006
China Animal Healthcare, Ltd. (b) (e)	305,700	—
China Avionics Systems Co., Ltd. Class A	28,997	57,659
China Baoan Group Co., Ltd. Class A	79,500	49,095
China Bester Group Telecom Co., Ltd. Class A	11,800	43,788
China Biologic Products Holdings, Inc. (b) (d)	2,104	240,845
China Building Material Test & Certification Group Co., Ltd. Class A	27,400	88,824
China Cinda Asset Management Co., Ltd. Class H	1,204,600	236,636
China CITIC Bank Corp., Ltd. Class H	1,457,341	777,060
China Coal Energy Co., Ltd. Class H	716,000	291,354
China Common Rich Renewable Energy Investment, Ltd. (b) (d) (e)	5,962,000	—
China Communications Construction Co., Ltd. Class H	648,000	506,702

See accompanying notes to financial statements.
105

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
China Conch Venture Holdings, Ltd.	162,100	$ 599,650
China Construction Bank Corp. Class H	11,447,148	8,732,039
China Dili Group (b) (d)	223,600	76,726
China Dongxiang Group Co., Ltd.	517,000	55,397
China Eastern Airlines Corp., Ltd. Class H (b)	202,000	98,173
China Education Group Holdings, Ltd.	58,000	85,231
China Everbright Bank Co., Ltd. Class A	89,800	49,545
China Everbright International, Ltd.	432,000	332,842
China Evergrande Group (d)	395,000	841,455
China Fangda Group Co., Ltd. Class B	130,250	52,170
China Film Co., Ltd. Class A	22,000	47,597
China Fortune Land Development Co., Ltd. Class A	13,000	49,097
China Galaxy Securities Co., Ltd. Class A	30,700	46,816
China Galaxy Securities Co., Ltd. Class H	375,600	199,792
China Great Wall Securities Co., Ltd. Class A	21,000	43,522
China Harmony New Energy Auto Holding, Ltd. (d)	71,500	23,714
China Huishan Dairy Holdings Co., Ltd. (b) (d) (e)	549,000	—
China Huiyuan Juice Group, Ltd. (b) (d) (e)	157,000	20,227
China Index Holdings, Ltd. ADR (b) (d)	5,691	22,195
China International Marine Containers Group Co., Ltd. Class H	108,000	93,818
China International Travel Service Corp., Ltd. Class A	14,100	183,743
China Kings Resources Group Co., Ltd. Class A	16,800	47,357
China Lesso Group Holdings, Ltd.	147,000	139,136
China Life Insurance Co., Ltd. Class H	1,035,708	2,399,222
China Lilang, Ltd.	89,000	70,842
China Literature, Ltd. (b) (c) (d)	11,200	38,074
China Longyuan Power Group Corp., Ltd. Class H	530,000	297,472
China Machinery Engineering Corp. Class H	86,000	36,421
China Medical System Holdings, Ltd.	173,000	205,674
Security Description	Shares	Value
China Meheco Co., Ltd. Class A	26,700	$ 48,344
China Mengniu Dairy Co., Ltd.	367,780	1,376,935
China Merchants Bank Co., Ltd. Class A	143,800	699,749
China Merchants Bank Co., Ltd. Class H	399,260	1,899,686
China Merchants Energy Shipping Co., Ltd. Class A	106,200	70,937
China Merchants Port Holdings Co., Ltd.	411,606	619,556
China Merchants Securities Co., Ltd. Class A	32,497	74,858
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	39,400	104,773
China Minsheng Banking Corp., Ltd. Class H	1,145,720	778,974
China Molybdenum Co., Ltd. Class H (d)	438,000	145,266
China National Accord Medicines Corp., Ltd. Class B	33,500	122,857
China National Building Material Co., Ltd. Class H	428,000	384,356
China National Medicines Corp., Ltd. Class A	16,200	61,817
China Oilfield Services, Ltd. Class H	208,557	249,277
China Overseas Land & Investment, Ltd.	545,084	1,713,948
China Overseas Property Holdings, Ltd.	267,361	131,985
China Pacific Insurance Group Co., Ltd. Class A	19,500	95,217
China Pacific Insurance Group Co., Ltd. Class H	319,400	1,173,396
China Petroleum & Chemical Corp. Class H	2,999,726	1,783,137
China Power International Development, Ltd.	291,000	60,506
China Railway Construction Corp., Ltd. Class H	265,500	290,244
China Railway Group, Ltd. Class H	669,000	406,210
China Reform Health Management and Services Group Co., Ltd. Class A (b)	18,900	46,422
China Resources Beer Holdings Co., Ltd.	193,357	1,024,821
China Resources Gas Group, Ltd.	96,000	474,526
China Resources Medical Holdings Co., Ltd.	72,500	43,744
China Resources Power Holdings Co., Ltd.	344,437	417,838

See accompanying notes to financial statements.
106

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	11,700	$ 47,726
China Science Publishing & Media, Ltd. Class A	28,900	45,366
China Shenhua Energy Co., Ltd. Class H	491,540	986,917
China Shipbuilding Industry Co., Ltd. Class A	120,200	92,744
China Shipbuilding Industry Group Power Co., Ltd. Class A (b)	14,400	46,096
China Silver Group, Ltd. (b)	84,000	10,715
China Singyes Solar Technologies Holdings, Ltd. (b) (f)	75,600	7,715
China South City Holdings, Ltd.	420,000	49,825
China Southern Airlines Co., Ltd. Class H (d)	244,000	147,843
China Spacesat Co., Ltd. Class A	28,300	85,876
China Taiping Insurance Holdings Co., Ltd.	131,741	294,087
China Telecom Corp., Ltd. Class H	2,223,320	1,012,482
China Tower Corp., Ltd. Class H (c)	3,638,000	826,038
China TransInfo Technology Co., Ltd. Class A	30,500	75,340
China Travel International Investment Hong Kong, Ltd.	280,000	43,575
China Unicom Hong Kong, Ltd.	828,172	878,944
China Union Holdings, Ltd. Class A	82,700	47,944
China United Network Communications, Ltd. Class A	89,900	75,659
China Vanke Co., Ltd. Class A	64,200	232,843
China Vanke Co., Ltd. Class H	150,700	524,799
China Wuyi Co., Ltd. Class A	101,558	47,215
China Yangtze Power Co., Ltd. Class A	127,300	324,970
China Yurun Food Group, Ltd. (b)	185,659	21,788
China Zhenhua Group Science & Technology Co., Ltd. Class A	20,200	44,919
Chinasoft International, Ltd.	208,000	91,803
Chlitina Holding, Ltd.	34,000	232,333
Chong Sing Holdings FinTech Group (b) (f)	2,260,000	3,459
Chongqing Brewery Co., Ltd. Class A	10,000	57,455
Security Description	Shares	Value
Chongqing Changan Automobile Co., Ltd. Class B	97,600	$ 43,201
Chongqing Dima Industry Co., Ltd. Class A	101,000	45,259
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	17,500	49,918
Chongqing Gas Group Corp., Ltd. Class A	48,600	48,115
Chongqing Rural Commercial Bank Co., Ltd. Class H	212,000	112,769
Chongqing Zongshen Power Machinery Co., Ltd. Class A	58,200	46,210
Chow Tai Seng Jewellery Co., Ltd. Class A	16,488	47,909
CITIC Resources Holdings, Ltd.	346,000	21,406
CITIC Securities Co., Ltd. Class A	48,500	152,675
CITIC Securities Co., Ltd. Class H	229,500	429,760
CITIC Telecom International Holdings, Ltd.	211,000	76,709
CITIC, Ltd.	651,000	822,116
CMST Development Co., Ltd. Class A	103,000	71,396
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	86,500	48,330
CNOOC, Ltd.	1,719,249	2,622,933
Cogobuy Group (b) (c)	68,000	12,231
Colour Life Services Group Co., Ltd.	87,000	43,392
Consun Pharmaceutical Group, Ltd.	186,400	102,956
COSCO SHIPPING Development Co., Ltd. Class H	1,315,339	151,007
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	593,215	262,578
COSCO SHIPPING Holdings Co., Ltd. Class A (b)	166,600	111,048
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	25,000	8,897
COSCO SHIPPING Ports, Ltd.	39,239	31,334
Cosmo Lady China Holdings Co., Ltd. (c)	98,000	16,376
Country Garden Holdings Co., Ltd. (d)	791,333	1,002,365
Country Garden Services Holdings Co., Ltd.	94,865	273,484
CQ Pharmaceutical Holding Co., Ltd. Class A (b)	68,700	60,030
CRRC Corp., Ltd. Class H	545,000	380,278

See accompanying notes to financial statements.
107

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
CSC Financial Co., Ltd. Class A	17,700	$ 55,322
CSG Holding Co., Ltd. Class B	164,450	52,024
CSPC Pharmaceutical Group, Ltd.	456,000	915,560
CSSC Offshore and Marine Engineering Group Co., Ltd. Class A (b)	18,400	43,828
CT Environmental Group, Ltd. (b) (e)	438,000	9,498
Ctrip.com International, Ltd. ADR (b)	40,406	1,183,492
CTS International Logistics Corp., Ltd. Class A	48,600	47,231
CWT International, Ltd. (b) (f)	463,400	7,803
D&O Home Collection Co., Ltd. Class A	18,900	52,641
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	33,400	47,239
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	101,600	46,523
Datang International Power Generation Co., Ltd. Class H	394,000	81,419
Datong Coal Industry Co., Ltd. Class A (b)	154,000	90,573
Dazhong Transportation Group Co., Ltd. Class B	215,750	102,050
Dazzle Fashion Co., Ltd. Class A	15,787	49,343
Deppon Logistics Co., Ltd. Class A	25,600	47,391
DHC Software Co., Ltd. Class A	88,900	83,906
Digital China Group Co., Ltd. Class A	32,700	72,532
Digital China Information Service Co., Ltd. Class A	36,900	64,900
Dongfang Electric Corp., Ltd. Class H	12,400	6,896
Dongfeng Motor Group Co., Ltd. Class H	520,468	494,615
Dongguan Development Holdings Co., Ltd. Class A	42,300	48,216
Double Medical Technology, Inc. Class A	12,700	84,172
Easysight Supply Chain Management Co., Ltd. Class A (b)	27,700	43,599
Ecovacs Robotics Co., Ltd. Class A	14,400	44,362
EGLS Co., Ltd. Class A (b)	117,000	46,530
Everbright Securities Co., Ltd. Class A	29,500	46,804
Fanhua, Inc. ADR (d)	9,147	243,585
Far East Horizon, Ltd.	162,000	150,440
Security Description	Shares	Value
FAW CAR Co., Ltd. Class A	41,100	$ 47,769
FAWER Automotive Parts Co., Ltd. Class A	73,400	48,206
FIH Mobile, Ltd. (b) (d)	317,000	38,819
First Tractor Co., Ltd. Class H (b)	68,000	14,139
Flat Glass Group Co., Ltd. Class A	31,600	44,826
Focus Media Information Technology Co., Ltd. Class A	99,000	72,782
Foshan Gas Group Co., Ltd. Class A	21,100	51,146
Foshan Haitian Flavouring & Food Co., Ltd. Class A	17,200	264,725
Founder Securities Co., Ltd. Class A	49,900	48,145
Foxconn Industrial Internet Co., Ltd. Class A	25,000	50,412
Fufeng Group, Ltd. (d)	119,000	54,495
Fujian Star-net Communication Co., Ltd. Class A	12,300	53,050
Fujian Sunner Development Co., Ltd. Class A	13,000	44,892
Future Land Development Holdings, Ltd. (d)	84,000	73,291
Fuyao Glass Industry Group Co., Ltd. Class A	19,200	57,752
Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd. Class A	331,600	114,230
GCI Science & Technology Co., Ltd. Class A	28,396	49,665
GCL System Integration Technology Co., Ltd. Class A (b)	69,700	65,491
GDS Holdings, Ltd. ADR (b)	5,487	219,919
Geely Automobile Holdings, Ltd. (d)	615,000	1,043,383
Gem-Year Industrial Co., Ltd. Class A (b)	56,300	47,855
Genimous Technology Co., Ltd. Class A	54,300	45,394
Genscript Biotech Corp. (b) (d)	72,000	137,949
Getein Biotech, Inc. Class A	17,300	56,591
GF Securities Co., Ltd. Class H (b)	115,400	120,855
Giant Network Group Co., Ltd. Class A	19,200	50,815
Global Top E-Commerce Co., Ltd. Class A	50,600	53,780
Glodon Co., Ltd. Class A	12,000	59,637
GoerTek, Inc. Class A	31,600	77,792
Golden Eagle Retail Group, Ltd. (d)	98,000	106,508

See accompanying notes to financial statements.
108

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Goldenmax International Technology, Ltd. Class A (b)	37,900	$ 47,234
GOME Retail Holdings, Ltd. (b) (d)	1,653,322	149,738
Goodbaby International Holdings, Ltd. (b)	267,000	40,189
Grandblue Environment Co., Ltd. Class A	19,628	48,704
Great Wall Motor Co., Ltd. Class H (d)	384,000	257,163
Greattown Holdings, Ltd. Class A	44,500	45,926
Gree Electric Appliances, Inc. of Zhuhai Class A	47,000	377,121
Gree Real Estate Co., Ltd. Class A (b)	72,100	54,217
Greentown China Holdings, Ltd. (d)	109,000	88,291
Grinm Advanced Materials Co., Ltd. Class A	30,800	46,969
Guangdong Haid Group Co., Ltd. Class A	10,500	46,022
Guangdong Hongda Blasting Co., Ltd. Class A	24,000	46,312
Guangdong Hotata Technology Group Co., Ltd. Class A	22,900	48,165
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (b)	63,800	46,189
Guangdong LY Intelligent Manufacturing Co., Ltd. Class A (b)	44,000	57,671
Guangdong Vanward New Electric Co., Ltd. Class A	50,700	66,879
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	41,200	73,040
Guangshen Railway Co., Ltd. Class H	70,500	22,303
Guangxi Liuzhou Pharmaceutical Co., Ltd. Class A	17,900	89,635
Guangzhou Automobile Group Co., Ltd. Class H	494,844	473,420
Guangzhou Baiyun International Airport Co., Ltd. Class A	18,000	56,587
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	86,000	283,580
Guangzhou Haige Communications Group, Inc. Co. Class A	35,400	48,580
Guangzhou Holike Creative Home Co., Ltd. Class A	38,500	78,712
Security Description	Shares	Value
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	9,992	$ 78,327
Guangzhou R&F Properties Co., Ltd. Class H	339,376	513,432
Guangzhou Restaurant Group Co., Ltd. Class A	11,000	51,756
Guizhou Panjiang Refined Coal Co., Ltd. Class A	120,984	86,911
Guizhou Space Appliance Co., Ltd. Class A	21,400	77,794
Guocheng Mining Co., Ltd. Class A (b)	47,900	68,752
Guomai Technologies, Inc. Class A	46,900	57,860
Guosen Securities Co., Ltd. Class A	38,000	65,345
Guotai Junan International Holdings, Ltd. (d)	274,000	46,486
Guotai Junan Securities Co., Ltd. Class A	37,800	93,002
Haidilao International Holding, Ltd. (c)	39,000	166,658
Haier Smart Home Co., Ltd. Class A	36,600	78,415
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	13,800	48,582
Hainan Strait Shipping Co., Ltd. Class A	47,900	53,593
Haining China Leather Market Co., Ltd. Class A	88,200	51,503
Haisco Pharmaceutical Group Co., Ltd. Class A	18,600	47,248
Haitian International Holdings, Ltd.	75,000	153,647
Haitong Securities Co., Ltd. Class A	25,700	51,463
Haitong Securities Co., Ltd. Class H	360,800	378,317
Hang Zhou Great Star Industrial Co., Ltd. Class A (b)	52,400	80,495
Hangcha Group Co., Ltd. Class A	32,100	54,435
Hangzhou First Applied Material Co., Ltd. Class A	11,900	75,654
Hangzhou Hangyang Co., Ltd. Class A	26,100	46,088
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	71,300	322,493
Hangzhou Jiebai Group Co., Ltd. Class A	216,800	149,366
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (b)	196,494	89,976
Hangzhou Robam Appliances Co., Ltd. Class A	15,000	55,243

See accompanying notes to financial statements.
109

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Hangzhou Silan Microelectronics Co., Ltd. Class A	20,100	$ 42,642
Han's Laser Technology Industry Group Co., Ltd. Class A	10,000	49,782
Harbin Boshi Automation Co., Ltd. Class A	38,989	53,669
Health & Happiness H&H International Holdings, Ltd. (d)	26,000	109,613
Hefei Meiya Optoelectronic Technology, Inc. Class A	11,700	54,247
Henan Lingrui Pharmaceutical Co. Class A	41,400	47,654
Hengan International Group Co., Ltd.	94,500	619,601
Hengdian Entertainment Co., Ltd. Class A	23,000	48,408
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	51,000	48,706
Hengli Petrochemical Co., Ltd. Class A	30,600	63,975
Hexing Electrical Co., Ltd. Class A	19,800	51,710
Hisense Home Appliances Group Co., Ltd. Class A	47,600	72,321
Hua Hong Semiconductor, Ltd. (c) (d)	34,000	67,658
Huada Automotive Technology Corp., Ltd. Class A	26,200	50,117
Huadian Fuxin Energy Corp., Ltd. Class H	224,000	39,146
Huadian Power International Corp., Ltd. Class H	242,000	91,992
Huadong Medicine Co., Ltd. Class A	19,300	70,809
Hualan Biological Engineering, Inc. Class A	17,896	85,957
Huaneng Power International, Inc. Class H	652,472	313,776
Huaneng Renewables Corp., Ltd. Class H	420,000	143,047
Huangshan Tourism Development Co., Ltd. Class B	51,300	49,761
Huangshi Dongbei Electrical Appliance Co., Ltd. Class B	76,800	85,402
Huatai Securities Co., Ltd. Class A	67,400	180,175
Huatai Securities Co., Ltd. Class H (c) (d)	76,600	114,713
Huaxin Cement Co., Ltd. Class B	30,100	59,146
Huayu Automotive Systems Co., Ltd. Class A	18,000	59,234
Security Description	Shares	Value
Huazhu Group, Ltd. ADR (d)	15,830	$ 522,707
Hubei Biocause Pharmaceutical Co., Ltd. Class A	49,300	48,670
Huizhou Desay Sv Automotive Co., Ltd. Class A	14,500	47,818
Hunan Aihua Group Co., Ltd. Class A	17,400	47,269
Hundsun Technologies, Inc. Class A	10,000	103,526
Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia Class A (b)	63,300	72,419
HY Energy Group Co., Ltd. Class A	74,900	88,313
Hytera Communications Corp., Ltd. Class A	33,100	47,556
Iflytek Co., Ltd. Class A (b)	15,200	67,814
IKD Co., Ltd. Class A	32,100	47,018
Industrial & Commercial Bank of China, Ltd. Class A	193,300	149,688
Industrial & Commercial Bank of China, Ltd. Class H	8,288,138	5,550,517
Industrial Bank Co., Ltd. Class A	103,800	254,805
INESA Intelligent Tech, Inc. Class B	543,000	336,660
Inner Mongolia Xingye Mining Co., Ltd. Class A (b)	61,000	45,785
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	28,500	113,821
Inner Mongolia Yitai Coal Co., Ltd. Class B	218,981	200,806
Innovent Biologics, Inc. (b) (c)	41,000	130,488
iQIYI, Inc. ADR (b) (d)	21,690	349,860
IReader Technology Co., Ltd. Class A	23,000	46,089
Jack Sewing Machine Co., Ltd. Class A	16,700	47,496
Jason Furniture Hangzhou Co., Ltd. Class A	10,300	49,083
JC Finance & Tax Interconnect Holdings, Ltd. Class A (b)	33,800	44,112
JD.com, Inc. ADR (b)	97,146	2,740,489
Jiajiayue Group Co., Ltd. Class A	19,900	74,181
Jiangsu Akcome Science & Technology Co., Ltd. Class A (b)	329,500	74,287
Jiangsu Changjiang Electronics Technology Co., Ltd. Class A (b)	19,400	46,753

See accompanying notes to financial statements.
110

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Jiangsu Etern Co., Ltd. Class A	81,000	$ 45,371
Jiangsu Expressway Co., Ltd. Class H	396,299	503,500
Jiangsu Flowers King Horticulture Co., Ltd. Class A	46,400	45,937
Jiangsu Guotai International Group Co., Ltd. Class A	140,100	105,155
Jiangsu Hengli Hydraulic Co., Ltd. Class A	10,196	54,969
Jiangsu Hengrui Medicine Co., Ltd. Class A	34,600	390,905
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	33,700	79,281
Jiangsu King's Luck Brewery JSC, Ltd. Class A	12,200	55,215
Jiangsu Leike Defense Technology Co., Ltd. Class A (b)	62,700	52,153
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	10,000	145,634
Jiangsu Yangnong Chemical Co., Ltd. Class A	10,000	69,736
Jiangsu Yoke Technology Co., Ltd. Class A	18,500	53,418
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	20,097	60,787
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	43,300	47,052
Jiangxi Copper Co., Ltd. Class H	291,578	337,721
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	27,500	48,252
Jiangxi Zhengbang Technology Co., Ltd. Class A	20,300	42,953
Jiayou International Logistics Co., Ltd. Class A	16,280	68,027
JinkoSolar Holding Co., Ltd. ADR (b) (d)	3,511	56,000
Jinneng Science&Technology Co., Ltd. Class A	31,600	47,569
Jinxi Axle Co., Ltd. Class A	82,100	49,781
Jinyu Bio-Technology Co., Ltd. Class A	20,100	53,112
Jizhong Energy Resources Co., Ltd. Class A	174,900	85,721
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	38,000	52,201
Joinn Laboratories China Co., Ltd. Class A	10,000	94,942
Security Description	Shares	Value
Jointown Pharmaceutical Group Co., Ltd. Class A	25,800	$ 51,555
Joy City Property, Ltd.	484,000	51,244
Joyoung Co., Ltd. Class A	27,800	85,177
Juewei Food Co., Ltd. Class A	10,000	56,797
Jumei International Holding, Ltd. ADR (b)	2,695	5,713
Kama Co., Ltd. Class B (b)	196,449	97,439
Kangda International Environmental Co., Ltd. (b) (c)	220,000	23,293
Keda Clean Energy Co., Ltd. Class A (b)	82,500	46,788
KingClean Electric Co., Ltd. Class A	17,200	52,772
Kingdee International Software Group Co., Ltd.	249,000	262,359
Kingsoft Corp., Ltd. (b) (d)	109,000	231,365
Konka Group Co., Ltd. Class B	373,500	118,157
KTK Group Co., Ltd. Class A	31,958	50,301
Kuang-Chi Technologies Co., Ltd. Class A (b)	37,900	47,553
Kunlun Energy Co., Ltd.	446,000	384,022
Kunshan Kersen Science & Technology Co., Ltd. Class A	44,600	52,899
Kunwu Jiuding Investment Holdings Co., Ltd. Class A	15,900	46,846
Kweichow Moutai Co., Ltd. Class A	10,000	1,610,374
KWG Group Holdings, Ltd.	182,951	160,328
Lao Feng Xiang Co., Ltd. Class B	61,179	206,663
Launch Tech Co., Ltd. Class H	29,600	16,387
Lenovo Group, Ltd.	985,703	657,605
LexinFintech Holdings, Ltd. ADR (b) (d)	7,259	72,808
Leyou Technologies Holdings, Ltd. (b)	245,800	79,327
Li Ning Co., Ltd.	265,874	763,090
Lifetech Scientific Corp. (b)	272,000	47,881
Lionco Pharmaceutical Group Co., Ltd. Class A	63,300	73,306
Livzon Pharmaceutical Group, Inc. Class H	43,597	111,781
Longfor Group Holdings, Ltd. (c)	49,500	185,008
LONGi Green Energy Technology Co., Ltd. Class A	38,900	142,882
Luenmei Quantum Co., Ltd. Class A	35,000	54,893
Luolai Lifestyle Technology Co., Ltd. Class A	38,600	48,864
Luthai Textile Co., Ltd. Class B	50,400	50,082

See accompanying notes to financial statements.
111

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Luxshare Precision Industry Co., Ltd. Class A	47,700	$ 178,745
Luye Pharma Group, Ltd. (c)	215,500	153,665
Luzhou Laojiao Co., Ltd. Class A	11,300	134,849
Maanshan Iron & Steel Co., Ltd. Class H (d)	784,971	295,388
Maoye Commericial Co., Ltd. Class A	74,200	49,666
Markor International Home Furnishings Co., Ltd. Class A	89,300	49,269
Mayinglong Pharmaceutical Group Co., Ltd. Class A	20,600	48,376
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	46,100	78,499
Meituan Dianping Class B (b)	386,300	3,947,066
Metallurgical Corp. of China, Ltd. Class H	464,000	104,171
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	10,700	48,172
Minth Group, Ltd. (d)	96,000	325,127
MLS Co., Ltd. Class A	32,800	52,407
Momo, Inc. ADR	14,313	443,417
Montnets Rongxin Technology Group Co., Ltd. Class A (b)	20,300	47,842
Muyuan Foodstuff Co., Ltd. Class A	16,900	166,842
NanJi E-Commerce Co., Ltd. Class A (b)	39,000	56,306
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	10,448	54,353
Nanjing Well Pharmaceutical Co., Ltd. Class A	10,175	47,176
Nanjing Xinjiekou Department Store Co., Ltd. Class A (b)	28,500	43,022
National Agricultural Holdings, Ltd. (b) (d) (e)	112,000	4,250
NavInfo Co., Ltd. Class A	26,900	61,325
NetEase, Inc. ADR	10,007	2,663,663
New China Life Insurance Co., Ltd. Class A	10,000	68,154
New China Life Insurance Co., Ltd. Class H	85,200	336,914
New Hope Liuhe Co., Ltd. Class A	32,900	79,103
New Oriental Education & Technology Group, Inc. ADR (b)	14,949	1,655,751
Newland Digital Technology Co., Ltd. Class A	19,699	45,184
Ningbo Huaxiang Electronic Co., Ltd. Class A	24,500	51,222
Security Description	Shares	Value
Ningbo Jifeng Auto Parts Co., Ltd. Class A	40,900	$ 48,281
Ningbo Tuopu Group Co., Ltd. Class A	30,800	50,980
Ningbo Xusheng Auto Technology Co., Ltd. Class A	12,900	52,242
NIO, Inc. ADR (b) (d)	51,900	80,964
Noah Holdings, Ltd. ADR (b) (d)	2,740	80,008
Northeast Pharmaceutical Group Co., Ltd. Class A (b)	43,359	46,934
Offcn Education Technology Co., Ltd. Class A	26,900	61,287
Offshore Oil Engineering Co., Ltd. Class A	62,800	47,400
Oppein Home Group, Inc. Class A	10,000	156,080
Orient Securities Co., Ltd. Class A	33,100	47,278
PCI-Suntek Technology Co., Ltd. Class A	50,390	71,832
Pengxin International Mining Co., Ltd. Class A (b)	71,300	45,828
People's Insurance Co. Group of China, Ltd. Class A	39,300	47,328
People's Insurance Co. Group of China, Ltd. Class H	601,000	240,725
Perfect World Co., Ltd. Class A	12,100	46,935
PetroChina Co., Ltd. Class H	2,593,208	1,333,090
PICC Property & Casualty Co., Ltd. Class H	908,433	1,060,306
Pinduoduo, Inc. ADR (b) (d)	36,100	1,163,142
Ping An Bank Co., Ltd. Class A	100,700	219,839
Ping An Healthcare and Technology Co., Ltd. (b) (c) (d)	20,200	118,143
Ping An Insurance Group Co. of China, Ltd. Class A	74,900	912,913
Ping An Insurance Group Co. of China, Ltd. Class H	568,728	6,532,892
Pingdingshan Tianan Coal Mining Co., Ltd. Class A (b)	124,200	65,916
Poly Culture Group Corp., Ltd. Class H	32,200	25,589
Poly Developments and Holdings Group Co., Ltd. Class A	64,200	128,558
Poly Property Group Co., Ltd.	300,000	104,472
Qianhe Condiment and Food Co., Ltd. Class A	16,600	50,164
Qingdao East Steel Tower Stock Co., Ltd. Class A	55,200	49,084

See accompanying notes to financial statements.
112

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Qingdao Topscomm Communication, Inc. Class A	18,500	$ 46,631
Qudian, Inc. ADR (b) (d)	13,392	92,271
Rainbow Department Store Co., Ltd. Class A	29,900	50,160
Raisecom Technology Co., Ltd. Class A	24,400	45,922
SAIC Motor Corp., Ltd. Class A	39,500	131,534
Sailun Group Co., Ltd. Class A	82,300	46,905
Sanan Optoelectronics Co., Ltd. Class A	31,700	62,502
Sany Heavy Industry Co., Ltd. Class A	52,900	105,782
SDIC Capital Co., Ltd. Class A	28,998	50,596
Seazen Holdings Co., Ltd. Class A	16,700	66,368
Semiconductor Manufacturing International Corp. (b) (d)	498,883	623,651
SF Holding Co., Ltd. Class A	14,500	80,041
Shaan Xi Provincial Natural Gas Co., Ltd. Class A	54,900	54,968
Shaanxi Aerospace Power Hi-Tech Co., Ltd. Class A	34,800	46,100
Shaanxi Coal Industry Co., Ltd. Class A	74,600	91,197
Shaanxi Heimao Coking Co., Ltd. Class A	126,800	60,548
Shandong Airlines Co., Ltd. Class B	73,400	74,248
Shandong Chenming Paper Holdings, Ltd. Class H	74,350	29,780
Shandong Gold Mining Co., Ltd. Class A	31,900	151,388
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	18,500	49,403
Shandong Linglong Tyre Co., Ltd. Class A	17,600	50,228
Shandong Molong Petroleum Machinery Co., Ltd. Class A (b)	145,300	82,404
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	240,000	247,060
Shandong Xinchao Energy Corp., Ltd. Class A (b)	223,500	62,907
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	65,000	60,984
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	13,600	42,469
Shang Gong Group Co., Ltd. Class B (b)	175,300	92,032
Security Description	Shares	Value
Shanghai AtHub Co., Ltd. Class A	20,100	$ 97,106
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	18,400	55,036
Shanghai Baosight Software Co., Ltd. Class A	10,100	50,576
Shanghai Baosight Software Co., Ltd. Class B	51,360	99,536
Shanghai Belling Co., Ltd. Class A	21,900	46,307
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	122,900	75,583
Shanghai Daimay Automotive Interior Co., Ltd. Class A	13,900	49,459
Shanghai Diesel Engine Co., Ltd. Class B	166,400	84,531
Shanghai East China Computer Co., Ltd. Class A	15,400	54,063
Shanghai Electric Group Co., Ltd. Class H	488,418	157,627
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A	20,100	49,256
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	13,300	47,064
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (d)	40,000	107,406
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	203,000	140,350
Shanghai Greencourt Investment Group Co., Ltd. Class B (b)	219,600	76,640
Shanghai Haixin Group Co. Class B	221,813	91,165
Shanghai Highly Group Co., Ltd. Class B	151,800	115,823
Shanghai Industrial Urban Development Group, Ltd.	51,000	6,441
Shanghai International Airport Co., Ltd. Class A	14,100	157,522
Shanghai International Port Group Co., Ltd. Class A	124,600	99,279
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	66,400	62,947
Shanghai Jinjiang International Travel Co., Ltd. Class B	48,674	82,502
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	25,400	48,906

See accompanying notes to financial statements.
113

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	42,400	$ 45,114
Shanghai Lingang Holdings Corp., Ltd. Class A	12,800	46,961
Shanghai Lingyun Industries Development Co., Ltd. Class B (b)	86,100	50,282
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	197,064	221,106
Shanghai M&G Stationery, Inc. Class A	9,996	62,374
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	55,884	93,550
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	19,000	48,423
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	74,200	134,403
Shanghai Phoenix Enterprise Group Co., Ltd. Class B (b)	78,900	39,450
Shanghai Pudong Development Bank Co., Ltd. Class A	117,700	195,145
Shanghai Putailai New Energy Technology Co., Ltd. Class A	10,000	71,697
Shanghai RAAS Blood Products Co., Ltd. Class A (b)	47,000	51,336
Shanghai Runda Medical Technology Co., Ltd. Class A	32,800	46,757
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	72,300	100,569
Shanghai Wanye Enterprises Co., Ltd. Class A	30,800	57,880
Shanghai Weaver Network Co., Ltd. Class A	10,000	88,907
Shanghai Xin Nanyang Only Education & Technology Co., Ltd. Class A (b)	19,200	50,170
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	21,800	47,317
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B	139,800	47,812
Shanxi Blue Flame Holding Co., Ltd. Class A (b)	41,200	60,809
Shanxi Lanhua Sci-Tech Venture Co., Ltd. Class A	52,800	48,133
Security Description	Shares	Value
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	46,300	$ 46,941
Shanxi Meijin Energy Co., Ltd. Class A	40,100	51,380
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	10,100	109,342
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	58,300	48,004
Shengda Mining Co., Ltd. Class A (b)	23,200	44,833
Shengyi Technology Co., Ltd. Class A	24,700	86,263
Shenzhen Agricultural Products Group Co., Ltd. Class A	85,300	62,232
Shenzhen Aisidi Co., Ltd. Class A	61,200	46,107
Shenzhen Danbond Technology Co., Ltd. Class A	25,800	45,341
Shenzhen Das Intellitech Co., Ltd. Class A (b)	136,183	66,936
Shenzhen Ellassay Fashion Co., Ltd. Class A	26,380	57,849
Shenzhen Expressway Co., Ltd. Class H	29,000	37,806
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	46,000	49,149
Shenzhen Fenda Technology Co., Ltd. Class A (b)	77,900	46,689
Shenzhen Gas Corp., Ltd. Class A	53,900	48,608
Shenzhen Gongjin Electronics Co., Ltd. Class A	28,400	55,200
Shenzhen Goodix Technology Co., Ltd. Class A	10,100	287,674
Shenzhen H&T Intelligent Control Co., Ltd. Class A	27,200	48,220
Shenzhen Heungkong Holding Co., Ltd. Class A	145,300	47,204
Shenzhen Huaqiang Industry Co., Ltd. Class A	22,500	45,560
Shenzhen Investment, Ltd.	350,888	129,355
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A (b)	14,900	43,608
Shenzhen Kinwong Electronic Co., Ltd. Class A	10,000	64,597
Shenzhen Megmeet Electrical Co., Ltd. Class A	16,900	46,645
Shenzhen MTC Co., Ltd. Class A (b)	158,800	62,042
Shenzhen Nanshan Power Co., Ltd. Class B (b)	70,500	45,235
Shenzhen Neptunus Bioengineering Co., Ltd. Class A	102,193	47,510

See accompanying notes to financial statements.
114

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Shenzhen New Nanshan Holding Group Co., Ltd. Class A (b)	109,100	$ 47,971
Shenzhen SDG Information Co., Ltd. Class A	27,200	45,973
Shenzhen SEG Co., Ltd. Class B	135,300	48,498
Shenzhen Sunlord Electronics Co., Ltd. Class A	14,900	45,298
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	16,900	43,568
Shenzhen Yan Tian Port Holding Co., Ltd. Class A	58,900	48,415
Shenzhen Zhenye Group Co., Ltd. Class A	66,200	46,629
Shenzhou International Group Holdings, Ltd.	57,600	752,384
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (b)	61,700	46,397
Shinva Medical Instrument Co., Ltd. Class A	27,500	59,650
Shunfa Hengye Corp. Class A	123,600	48,636
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	12,600	45,628
Silergy Corp.	11,000	272,655
SINA Corp. (b)	10,987	430,581
Sinochem International Corp. Class A	109,400	75,832
Sinoma Energy Conservation, Ltd. Class A	66,288	47,341
Sinoma Science & Technology Co., Ltd. Class A	33,100	48,297
Sino-Ocean Group Holding, Ltd.	915,711	310,711
Sinopec Oilfield Service Corp. Class A (b)	143,600	45,043
Sinopec Oilfield Service Corp. Class H (b) (d)	186,000	19,456
Sinopec Shanghai Petrochemical Co., Ltd. Class H	662,878	192,790
Sinopharm Group Co., Ltd. Class H	130,000	407,110
Sinotrans, Ltd. Class H	256,000	80,333
Sinotruk Hong Kong, Ltd.	36,500	54,102
SITC International Holdings Co., Ltd.	210,000	216,445
Skshu Paint Co., Ltd. Class A	9,906	88,875
Skyworth Digital Co., Ltd. Class A	39,000	46,858
Sohu.com, Ltd. ADR (b) (d)	4,398	44,684
SooChow Securities Co., Ltd. Class A	35,300	45,724
Spring Airlines Co., Ltd. Class A	10,000	59,584
Security Description	Shares	Value
Square Technology Group Co., Ltd. Class A	23,800	$ 48,792
STO Express Co., Ltd. Class A	20,094	64,690
Suli Co., Ltd. Class A	33,300	102,075
Sunac China Holdings, Ltd.	294,000	1,181,340
Suning Universal Co., Ltd. Class A	93,800	48,468
Sunny Optical Technology Group Co., Ltd.	84,100	1,235,850
Sunward Intelligent Equipment Co., Ltd. Class A	84,500	67,920
Suofeiya Home Collection Co., Ltd. Class A	19,100	45,790
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	16,200	44,690
Suzhou Keda Technology Co., Ltd. Class A	28,193	46,270
Taiji Computer Corp., Ltd. Class A	12,600	52,121
TAL Education Group ADR (b)	41,058	1,405,826
TCL Electronics Holdings, Ltd.	147,000	73,693
Telling Telecommunication Holding Co., Ltd. Class A (b)	73,900	59,400
Tencent Holdings, Ltd.	600,370	25,287,927
Tian Ge Interactive Holdings, Ltd. (b) (c)	85,000	21,685
Tianfeng Securities Co., Ltd. Class A	37,300	44,867
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	31,400	53,248
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	37,545	30,036
Tianma Microelectronics Co., Ltd. Class A	24,000	46,446
Tianneng Power International, Ltd.	104,000	73,230
Tianshui Huatian Technology Co., Ltd. Class A	60,000	45,791
Tibet Huayu Mining Co., Ltd. Class A	35,700	44,892
Tingyi Cayman Islands Holding Corp.	332,383	468,085
Tong Ren Tang Technologies Co., Ltd. Class H	149,000	135,517
Tongcheng-Elong Holdings, Ltd. (b)	57,600	88,464
TongFu Microelectronics Co., Ltd. Class A	37,900	58,114
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	19,300	47,296

See accompanying notes to financial statements.
115

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd. Class A (b)	46,400	$ 46,132
Tongwei Co., Ltd. Class A	36,400	64,938
Tongyu Communication, Inc. Class A	12,692	47,009
Topchoice Medical Investment Corp. Class A (b)	10,000	143,533
TravelSky Technology, Ltd. Class H	108,000	224,282
Tsingtao Brewery Co., Ltd. Class H	88,000	530,959
UE Furniture Co., Ltd. Class A	40,997	65,733
Unigroup Guoxin Microelectronics Co., Ltd. Class A	10,000	71,543
Uni-President China Holdings, Ltd.	209,000	225,545
Unisplendour Corp., Ltd. Class A	16,000	70,532
Universal Scientific Industrial Shanghai Co., Ltd. Class A	22,700	48,984
Valiant Co., Ltd. Class A	27,700	48,525
Vatti Corp., Ltd. Class A	33,000	45,518
Venustech Group, Inc. Class A	13,600	60,904
Vipshop Holdings, Ltd. ADR (b)	40,410	360,457
Visionox Technology, Inc. Class A (b)	31,500	74,855
Visual China Group Co., Ltd. Class A	22,300	63,891
Wangneng Environment Co., Ltd. Class A	22,000	50,092
Wanhua Chemical Group Co., Ltd. Class A	19,300	119,321
Want Want China Holdings, Ltd. (d)	1,150,000	919,777
Wasu Media Holding Co., Ltd. Class A	34,900	45,744
Weibo Corp. ADR (b) (d)	4,201	187,995
Weichai Power Co., Ltd. Class A	133,100	209,122
Weichai Power Co., Ltd. Class H	57,000	82,162
Weimob, Inc. (b) (c)	112,000	50,290
West China Cement, Ltd.	426,000	69,556
Westone Information Industry, Inc. Class A	11,700	45,694
WG Tech JiangXi Co., Ltd. Class A	10,100	46,814
Will Semiconductor, Ltd. Class A	10,000	137,386
Wuhan Guide Infrared Co., Ltd. Class A	21,700	72,200
Security Description	Shares	Value
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	25,700	$ 64,887
Wuliangye Yibin Co., Ltd. Class A	30,500	554,375
WUS Printed Circuit Kunshan Co., Ltd. Class A	21,300	73,076
WuXi AppTec Co., Ltd. Class A	18,000	218,535
Wuxi Biologics Cayman, Inc. (b) (c)	40,000	408,194
Wuxi Shangji Automation Co., Ltd. Class A	12,900	49,857
Wuxi Taiji Industry Co., Ltd. Class A	45,100	46,987
Xiamen Faratronic Co., Ltd. Class A	10,000	62,763
Xiamen Goldenhome Co., Ltd. Class A	10,000	89,873
Xiamen International Port Co., Ltd. Class H	138,000	17,603
Xiamen Intretech, Inc. Class A	10,000	56,979
Xiamen ITG Group Corp., Ltd. Class A	46,300	47,589
Xiamen Kingdomway Group Co. Class A	24,600	56,598
Xiangpiaopiao Food Co., Ltd. Class A	11,000	44,917
Xiaomi Corp. Class B (b) (c) (d)	1,274,400	1,430,558
Xilinmen Furniture Co., Ltd. Class A (b)	29,700	51,738
Xinhuanet Co., Ltd. Class A	15,700	43,860
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	33,800	59,258
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	34,659	41,028
Xinjiang Tianye Co., Ltd. Class A	69,000	45,026
Xinjiang Torch Gas Co., Ltd. Class A (b)	17,900	50,508
Xinjiang Xintai Natural Gas Co., Ltd. Class A	14,200	45,933
Xinyi Solar Holdings, Ltd.	304,748	182,707
Yangzijiang Shipbuilding Holdings, Ltd.	317,200	220,198
Yantai Changyu Pioneer Wine Co., Ltd. Class B	32,653	66,561
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	45,300	77,010
Yantai Eddie Precision Machinery Co., Ltd. Class A	13,500	48,584

See accompanying notes to financial statements.
116

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	15,900	$ 60,138
Yanzhou Coal Mining Co., Ltd. Class H	288,882	293,326
YGSOFT, Inc. Class A	36,600	50,329
Yifan Pharmaceutical Co., Ltd. Class A	26,900	50,514
Yifeng Pharmacy Chain Co., Ltd. Class A	10,100	111,477
Yihai International Holding, Ltd.	31,000	184,274
Yixintang Pharmaceutical Group Co., Ltd. Class A	14,700	46,130
Yonghui Superstores Co., Ltd. Class A	61,600	76,685
Yonyou Network Technology Co., Ltd. Class A	21,600	93,433
YTO Express Group Co., Ltd. Class A	30,300	48,837
Yum China Holdings, Inc.	40,573	1,843,231
Yunda Holding Co., Ltd. Class A	20,500	98,751
Yunnan Energy New Material Co., Ltd.	11,200	52,305
YY, Inc. ADR (b)	3,877	218,004
Zai Lab, Ltd. ADR (b)	3,885	125,680
Zhejiang Century Huatong Group Co., Ltd. Class A	37,600	47,229
Zhejiang Crystal-Optech Co., Ltd. Class A	24,800	50,946
Zhejiang Dahua Technology Co., Ltd. Class A	22,700	54,897
Zhejiang Dayuan Pumps Industrial Co., Ltd. Class A	25,300	56,508
Zhejiang Dingli Machinery Co., Ltd. Class A	10,000	84,300
Zhejiang Expressway Co., Ltd. Class H	248,000	214,486
Zhejiang Hangmin Co., Ltd. Class A	80,394	68,335
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	46,800	45,088
Zhejiang Huafeng Spandex Co., Ltd. Class A	68,700	48,582
Zhejiang Jianfeng Group Co., Ltd. Class A	24,200	47,951
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	10,200	45,107
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	10,500	49,389
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	27,000	38,905
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	45,300	48,528
Security Description	Shares	Value
Zhejiang Longsheng Group Co., Ltd. Class A	22,500	$ 44,299
Zhejiang Medicine Co., Ltd. Class A	28,700	46,017
Zhejiang Meida Industrial Co., Ltd. Class A	43,600	78,577
Zhejiang NetSun Co., Ltd. Class A	13,400	44,434
Zhejiang NHU Co., Ltd. Class A	16,100	48,224
Zhejiang Rongsheng Environmental Protection Paper Co., Ltd. Class A	24,200	62,049
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	27,100	49,941
Zhejiang Satellite Petrochemical Co., Ltd. Class A	25,600	44,559
Zhejiang Semir Garment Co., Ltd. Class A	29,700	51,405
Zhejiang Shibao Co., Ltd. Class A (b)	65,300	47,184
Zhejiang Supor Co., Ltd. Class A	9,990	100,345
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	44,300	46,774
Zhejiang Yasha Decoration Co., Ltd. Class A	86,900	65,347
Zhejiang Yongtai Technology Co., Ltd. Class A	42,807	50,473
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	55,600	27,589
Zhongtian Financial Group Co., Ltd. Class A	98,000	46,247
Zhuzhou CRRC Times Electric Co., Ltd. Class H	87,200	360,951
Zijin Mining Group Co., Ltd. Class H	1,102,685	381,187
ZJBC Information Technology Co., Ltd. Class A	47,700	64,992
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	109,700	87,561
ZTE Corp. Class A (b)	10,500	47,066
ZTE Corp. Class H (b)	110,640	293,557
ZTO Express Cayman, Inc. ADR	32,606	695,486
		212,056,082
HONG KONG — 3.4%
Alibaba Pictures Group, Ltd. (b)	1,340,107	217,100
Beijing Enterprises Medical & Health Group, Ltd. (b)	392,500	13,018
Bosideng International Holdings, Ltd.	214,000	91,175

See accompanying notes to financial statements.
117

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Central Wealth Group Holdings, Ltd. (b) (d)	266,000	$ 2,579
China Everbright, Ltd.	126,000	147,386
China Fiber Optic Network System Group, Ltd. (b) (e)	686,800	—
China First Capital Group, Ltd. (b)	180,000	52,581
China Gas Holdings, Ltd.	281,600	1,088,410
China High Speed Transmission Equipment Group Co., Ltd. (d)	8,000	4,908
China Mobile, Ltd.	608,636	5,034,830
China Resources Cement Holdings, Ltd.	64,000	64,168
China Resources Land, Ltd.	380,767	1,595,555
China State Construction International Holdings, Ltd.	270,750	254,538
Citychamp Watch & Jewellery Group, Ltd. (b)	490,000	108,758
Comba Telecom Systems Holdings, Ltd.	377,847	87,721
CP Pokphand Co., Ltd.	910,000	77,774
Dawnrays Pharmaceutical Holdings, Ltd.	232,000	44,095
Digital China Holdings, Ltd. (d)	154,000	82,899
Fullshare Holdings, Ltd. (b)	696,100	22,643
GCL-Poly Energy Holdings, Ltd. (b)	974,000	39,137
Guangdong Investment, Ltd.	380,000	743,577
Haier Electronics Group Co., Ltd.	153,000	399,119
Hi Sun Technology China, Ltd. (b)	294,000	50,254
Huabao International Holdings, Ltd.	18,000	6,590
Imperial Pacific International Holdings, Ltd. (b) (d)	7,276,300	148,507
Kingboard Holdings, Ltd.	133,200	352,565
Lee & Man Paper Manufacturing, Ltd.	240,000	129,806
NetDragon Websoft Holdings, Ltd.	59,500	138,439
Nine Dragons Paper Holdings, Ltd.	196,000	165,013
Shanghai Industrial Holdings, Ltd. (b)	51,000	94,982
Shenwan Hongyuan HK, Ltd. (d)	65,000	9,701
Shimao Property Holdings, Ltd.	177,500	518,503
Sino Biopharmaceutical, Ltd.	796,000	1,011,322
Skyworth Group, Ltd.	278,243	71,696
SSY Group, Ltd.	446,691	353,278
Sun Art Retail Group, Ltd.	253,500	257,400
Security Description	Shares	Value
Tech Pro Technology Development, Ltd. (b) (d) (e)	1,684,800	$ 7,307
Tibet Water Resources, Ltd. (b)	365,000	65,649
United Energy Group, Ltd. (b)	324,000	66,541
United Laboratories International Holdings, Ltd.	114,000	59,913
Vinda International Holdings, Ltd.	46,000	82,853
Wasion Holdings, Ltd.	76,000	28,793
WH Group, Ltd. (c)	996,000	891,895
Xinyi Glass Holdings, Ltd.	362,000	398,507
		15,081,485
INDIA — 17.6%
Adani Ports & Special Economic Zone, Ltd.	117,267	684,965
Adani Power, Ltd. (b)	83,826	76,056
AIA Engineering, Ltd.	10,026	252,394
Ajanta Pharma, Ltd.	3,873	55,230
Alembic Pharmaceuticals, Ltd.	11,677	83,933
Apollo Hospitals Enterprise, Ltd.	25,135	494,941
Apollo Tyres, Ltd.	58,131	149,001
Arvind Fashions, Ltd. (b)	6,303	38,702
Arvind, Ltd.	31,511	21,320
Ashok Leyland, Ltd.	55,774	54,067
Asian Paints, Ltd.	31,943	794,261
AstraZeneca Pharma India, Ltd.	10,109	330,114
Aurobindo Pharma, Ltd.	41,797	347,380
Axis Bank, Ltd.	173,073	1,672,880
Bajaj Auto, Ltd.	7,366	305,766
Bajaj Finance, Ltd.	17,512	999,797
Balkrishna Industries, Ltd.	5,092	55,774
Bank of Baroda (b)	50,256	65,986
BEML, Ltd.	8,113	109,293
Bharat Electronics, Ltd.	120,663	184,394
Bharat Forge, Ltd.	32,470	204,504
Bharat Heavy Electricals, Ltd.	282,433	192,888
Bharat Petroleum Corp., Ltd.	54,514	361,612
Bharti Airtel, Ltd.	261,675	1,355,290
Bharti Infratel, Ltd.	57,516	208,821
Biocon, Ltd.	164,024	516,012
Birlasoft, Ltd.	61,845	60,432
Bosch, Ltd.	880	174,633
Britannia Industries, Ltd.	5,604	232,811
Cadila Healthcare, Ltd.	30,394	100,057
Central Bank of India (b)	78,225	19,924
CG Power and Industrial Solutions, Ltd. (b)	98,385	19,644
Cipla, Ltd.	106,238	637,859
Coal India, Ltd.	161,914	456,597

See accompanying notes to financial statements.
118

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Crompton Greaves Consumer Electricals, Ltd.	31,844	$ 112,469
Dabur India, Ltd.	40,568	256,023
DCB Bank, Ltd.	83,476	230,043
Divi's Laboratories, Ltd.	10,694	251,322
DLF, Ltd.	78,196	171,688
Dr Lal PathLabs, Ltd. (c)	9,703	190,688
Dr Reddy's Laboratories, Ltd.	12,601	480,480
Edelweiss Financial Services, Ltd.	28,402	38,033
Eicher Motors, Ltd.	1,185	297,053
Emami, Ltd.	13,197	59,329
Escorts, Ltd.	51,987	425,725
Federal Bank, Ltd.	192,314	245,315
Fortis Healthcare, Ltd. (b)	53,337	101,716
GAIL India, Ltd.	195,138	370,347
Gateway Distriparks, Ltd.	42,595	65,093
Gillette India, Ltd.	1,083	108,490
Glenmark Pharmaceuticals, Ltd.	21,943	100,645
Godrej Consumer Products, Ltd.	57,032	553,108
Godrej Industries, Ltd.	21,302	122,758
Granules India, Ltd.	71,551	105,708
Grasim Industries, Ltd.	17,180	176,991
Gujarat Mineral Development Corp., Ltd.	53,511	46,248
Gujarat Pipavav Port, Ltd.	45,835	55,686
Havells India, Ltd.	40,815	413,686
HCL Technologies, Ltd.	58,308	889,074
HDFC Bank, Ltd.	413,012	7,153,382
HEG, Ltd.	2,204	29,644
Hero MotoCorp, Ltd.	14,365	548,249
Hindalco Industries, Ltd.	137,411	371,018
Hindustan Unilever, Ltd.	101,767	2,846,064
Hindustan Zinc, Ltd.	179,582	540,884
Housing Development Finance Corp., Ltd.	207,828	5,797,845
ICICI Bank, Ltd. ADR	229,967	2,800,998
ICICI Bank, Ltd.	581	3,556
IDFC First Bank, Ltd. (b)	120,749	68,494
IDFC, Ltd.	177,557	86,187
India Cements, Ltd.	40,831	45,545
Indiabulls Housing Finance, Ltd.	49,772	179,722
Indiabulls Real Estate, Ltd. (b)	34,981	22,656
Indiabulls Ventures, Ltd.	14,217	24,846
Indian Hotels Co., Ltd.	360,578	813,057
Indian Oil Corp., Ltd.	258,544	537,746
IndusInd Bank, Ltd.	48,642	949,623
Infibeam Avenues, Ltd. (b)	250,611	142,688
Infosys, Ltd. ADR	420,542	4,781,563
InterGlobe Aviation, Ltd. (c)	8,892	237,097
Ipca Laboratories, Ltd.	16,882	215,108
ITC, Ltd. GDR	298,066	1,090,922
Jain Irrigation Systems, Ltd.	80,587	22,060
Security Description	Shares	Value
Jammu & Kashmir Bank, Ltd. (b)	114,742	$ 54,158
Jindal Steel & Power, Ltd. (b)	71,266	104,130
Johnson Controls-Hitachi Air Conditioning India, Ltd.	2,977	77,726
JSW Steel, Ltd.	177,202	574,972
Jubilant Foodworks, Ltd.	11,362	217,945
Jubilant Life Sciences, Ltd.	11,813	84,203
Just Dial, Ltd. (b)	5,813	56,618
Karnataka Bank, Ltd.	56,688	60,512
Kaveri Seed Co., Ltd.	14,354	100,289
Kotak Mahindra Bank, Ltd.	79,530	1,845,426
KPIT Technologies, Ltd.	60,565	81,444
Larsen & Toubro, Ltd. GDR	57,089	1,187,451
Laurus Labs, Ltd. (c)	13,296	70,233
LIC Housing Finance, Ltd.	46,019	244,580
Lupin, Ltd.	29,216	295,051
Magma Fincorp, Ltd.	39,398	28,742
Mahindra & Mahindra Financial Services, Ltd.	45,797	211,961
Mahindra & Mahindra, Ltd.	136,409	1,053,160
MakeMyTrip, Ltd. (b) (d)	3,272	74,242
Manappuram Finance, Ltd.	75,997	151,418
Marico, Ltd.	63,696	354,347
Maruti Suzuki India, Ltd.	6,052	573,511
Max Financial Services, Ltd. (b)	17,985	108,313
Mindtree, Ltd.	14,552	145,338
Motherson Sumi Systems, Ltd.	111,499	165,119
Natco Pharma, Ltd.	11,140	91,478
NCC, Ltd.	94,316	73,263
Nestle India, Ltd.	2,621	513,693
NTPC, Ltd.	201,256	333,681
Oil & Natural Gas Corp., Ltd.	430,008	799,718
Page Industries, Ltd.	949	301,535
PC Jeweller, Ltd.	65,494	29,804
PI Industries, Ltd.	10,797	199,132
Piramal Enterprises, Ltd.	4,947	113,953
Power Finance Corp., Ltd. (b)	96,294	135,061
Power Grid Corp. of India, Ltd.	100,354	281,865
Rajesh Exports, Ltd.	31,284	294,371
Raymond, Ltd.	9,531	75,078
REC, Ltd.	86,256	149,889
Reliance Capital, Ltd. (b)	43,371	15,055
Reliance Home Finance, Ltd. (b)	1,059,079	57,535
Reliance Industries, Ltd. GDR (c)	164,732	6,144,504
Reliance Infrastructure, Ltd. (b)	77,453	32,022
Repco Home Finance, Ltd.	12,392	54,626
Satin Creditcare Network, Ltd. (b)	19,155	84,533
Sequent Scientific, Ltd.	127,062	135,634
Shilpa Medicare, Ltd.	15,496	60,787

See accompanying notes to financial statements.
119

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Shoppers Stop, Ltd.	18,200	$ 109,839
Shriram City Union Finance, Ltd.	8,451	159,918
Shriram Transport Finance Co., Ltd.	20,825	314,716
Siemens, Ltd.	34,034	728,067
Sintex Plastics Technology, Ltd. (b)	69,099	3,559
South Indian Bank, Ltd.	510,659	78,182
SpiceJet, Ltd. (b)	65,397	115,441
State Bank of India (b)	205,187	784,049
Steel Authority of India, Ltd.	250,094	118,044
Strides Pharma Science, Ltd.	15,995	69,448
Sun Pharma Advanced Research Co., Ltd. (b)	28,874	51,193
Sun Pharmaceutical Industries, Ltd.	139,273	765,356
Suven Life Sciences, Ltd.	35,596	139,835
Suzlon Energy, Ltd. (b)	1,357,466	43,098
Tata Consultancy Services, Ltd.	104,542	3,096,779
Tata Motors, Ltd. (b)	226,367	375,155
Tata Steel, Ltd.	42,637	216,889
Tech Mahindra, Ltd.	58,628	591,088
Thyrocare Technologies, Ltd. (c)	45,134	328,496
Titan Co., Ltd.	14,091	253,123
Torrent Pharmaceuticals, Ltd.	9,038	212,646
Ujjivan Financial Services, Ltd.	17,804	79,060
UltraTech Cement, Ltd.	7,653	468,804
United Breweries, Ltd.	8,504	161,653
United Spirits, Ltd. (b)	55,832	525,477
UPL, Ltd.	49,766	424,110
Vakrangee, Ltd.	192,288	81,942
Vedanta, Ltd.	141,852	308,549
V-Mart Retail, Ltd.	3,493	103,670
Vodafone Idea, Ltd. (b)	852,359	73,968
Wipro, Ltd. ADR	268,609	980,423
WNS Holdings, Ltd. ADR (b)	10,553	619,989
Wockhardt, Ltd. (b)	23,252	84,125
Yes Bank, Ltd.	175,012	102,238
Zee Entertainment Enterprises, Ltd.	102,766	384,998
		77,346,043
INDONESIA — 3.1%
Ace Hardware Indonesia Tbk PT	2,405,900	299,996
Adaro Energy Tbk PT	2,030,200	184,499
AKR Corporindo Tbk PT	133,400	35,711
Astra International Tbk PT	2,632,200	1,223,848
Bank Central Asia Tbk PT	1,490,396	3,186,581
Bank Mandiri Persero Tbk PT	2,618,110	1,286,461
Bank Negara Indonesia Persero Tbk PT	561,700	290,841
Security Description	Shares	Value
Bank Rakyat Indonesia Persero Tbk PT	6,885,280	$ 1,998,405
Barito Pacific Tbk PT	1,117,900	77,965
Charoen Pokphand Indonesia Tbk PT	378,400	142,616
Ciputra Development Tbk PT	928,496	69,008
Gudang Garam Tbk PT	85,000	313,623
Indah Kiat Pulp & Paper Corp. Tbk PT	221,900	101,219
Indocement Tunggal Prakarsa Tbk PT	286,525	377,963
Kalbe Farma Tbk PT	1,020,200	120,383
Lippo Karawaci Tbk PT (b)	5,343,610	88,840
Matahari Department Store Tbk PT	211,300	51,057
Media Nusantara Citra Tbk PT	427,800	37,220
Pabrik Kertas Tjiwi Kimia Tbk PT	81,100	60,275
Pakuwon Jati Tbk PT	2,304,300	107,951
Perusahaan Gas Negara Tbk PT	1,818,140	268,974
PP Persero Tbk PT	786,076	94,418
Semen Indonesia Persero Tbk PT	544,600	443,123
Summarecon Agung Tbk PT	872,700	71,009
Surya Semesta Internusa Tbk PT	1,388,000	71,380
Telekomunikasi Indonesia Persero Tbk PT	5,911,470	1,794,888
Tiga Pilar Sejahtera Food Tbk (b) (e)	963,100	5,699
Tower Bersama Infrastructure Tbk PT	330,600	142,651
Transcoal Pacific Tbk PT	90,000	46,284
Unilever Indonesia Tbk PT	67,200	220,134
United Tractors Tbk PT	190,845	276,621
Wijaya Karya Persero Tbk PT	743,457	100,821
		13,590,464
MACAU — 0.0% (a)
Newtree Group Holdings, Ltd. (b)	314,000	21,229
MALAYSIA — 3.6%
AEON Credit Service M Bhd	67,050	233,482
AirAsia Group Bhd	242,600	101,977
AirAsia X Bhd (b)	2,179,000	83,267
Alliance Bank Malaysia Bhd	718,410	489,006
Astro Malaysia Holdings Bhd	251,600	87,733
Axiata Group Bhd	499,002	512,469
BerMaz Motor Sdn Bhd	266,680	145,219
British American Tobacco Malaysia Bhd	15,100	68,305
Bursa Malaysia Bhd	361,651	526,886
Cahya Mata Sarawak Bhd	240,200	154,894
Carlsberg Brewery Malaysia Bhd Class B	160,303	1,005,387

See accompanying notes to financial statements.
120

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SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
CIMB Group Holdings Bhd	519,487	$ 624,079
Datasonic Group Bhd	228,600	49,957
Dayang Enterprise Holdings Bhd (b)	131,500	52,763
Dialog Group Bhd	629,700	511,340
DiGi.Com Bhd	66,500	75,442
Eastern & Oriental Bhd	592,411	93,382
Eco World Development Group Bhd (b)	337,500	52,394
Frontken Corp. Bhd	125,200	51,432
Gamuda Bhd	97,500	86,160
Genting Bhd	492,700	675,447
Genting Malaysia Bhd	546,000	395,123
George Kent Malaysia Bhd	245,200	59,733
Globetronics Technology Bhd	122,200	60,122
Hai-O Enterprise Bhd	143,200	77,978
Hartalega Holdings Bhd	103,600	129,902
Hibiscus Petroleum Bhd (b)	206,300	47,054
IHH Healthcare Bhd	137,400	186,394
IJM Corp. Bhd	1,050,080	549,242
Inari Amertron Bhd	632,812	275,070
IOI Corp. Bhd	698,296	738,823
IOI Properties Group Bhd	593,216	161,516
Iskandar Waterfront City Bhd (b)	455,000	94,543
KNM Group Bhd (b)	821,900	73,612
Kuala Lumpur Kepong Bhd	54,500	300,420
Malayan Banking Bhd	558,822	1,135,795
Maxis Bhd	369,300	493,929
Media Prima Bhd (b)	287,400	32,261
MISC Bhd	30,100	56,074
Muhibbah Engineering M Bhd	297,600	171,296
My EG Services Bhd	423,200	141,505
Padini Holdings Bhd	213,200	194,513
Pentamaster Corp. Bhd (b)	242,850	257,524
Petronas Chemicals Group Bhd	91,400	164,594
PPB Group Bhd	126,820	549,442
Press Metal Aluminium Holdings Bhd	487,840	554,602
Public Bank Bhd	232,720	1,116,078
Sapura Energy Bhd	964,500	64,500
Sime Darby Bhd	373,788	200,865
Sime Darby Plantation Bhd	365,288	412,661
Sime Darby Property Bhd	372,788	74,789
Telekom Malaysia Bhd	142,709	122,702
Tenaga Nasional Bhd	329,350	1,072,924
Top Glove Corp. Bhd	97,500	103,624
Velesto Energy Bhd (b)	674,700	53,177
Yinson Holdings Bhd	144,300	229,874
		16,033,282
PAKISTAN — 0.1%
Bank Alfalah, Ltd.	385,900	101,063
Habib Bank, Ltd.	83,700	63,271
Hascol Petroleum, Ltd. (b)	61,332	7,976
Security Description	Shares	Value
MCB Bank, Ltd.	72,200	$ 78,317
Nishat Mills, Ltd.	100,900	54,218
Searle Co., Ltd.	50,713	44,840
		349,685
PHILIPPINES — 1.7%
Aboitiz Equity Ventures, Inc.	120,320	123,152
Alliance Global Group, Inc.	801,500	168,558
Ayala Land, Inc.	1,289,788	1,230,562
Bank of the Philippine Islands	44,930	80,619
BDO Unibank, Inc.	200,905	554,301
Bloomberry Resorts Corp.	460,200	96,426
Cebu Air, Inc.	63,430	110,143
CEMEX Holdings Philippines, Inc. (b) (c)	1,273,000	64,104
Cosco Capital, Inc.	1,837,400	231,492
D&L Industries, Inc.	1,625,900	279,192
DoubleDragon Properties Corp. (b)	525,770	206,940
First Gen Corp.	926,870	439,919
First Philippine Holdings Corp.	432,417	669,942
Globe Telecom, Inc.	2,405	84,915
GT Capital Holdings, Inc.	7,954	129,216
Integrated Micro-Electronics, Inc.	315,400	48,682
JG Summit Holdings, Inc.	346,080	484,098
Jollibee Foods Corp.	45,580	195,230
LT Group, Inc.	545,800	146,796
Metro Pacific Investments Corp.	1,304,000	125,293
Nickel Asia Corp.	1,283,371	98,054
PLDT, Inc.	18,674	407,852
Puregold Price Club, Inc.	341,050	256,955
SM Investments Corp.	18,475	346,117
SM Prime Holdings, Inc.	1,057,100	758,714
Universal Robina Corp.	96,590	290,720
		7,627,992
SINGAPORE — 0.0% (a)
SIIC Environment Holdings, Ltd. (d)	159,699	28,293
Silverlake Axis, Ltd.	228,200	75,907
		104,200
TAIWAN — 18.1%
Accton Technology Corp.	41,000	216,071
Acer, Inc.	721,395	413,893
Advantech Co., Ltd.	50,898	447,877
Airtac International Group	12,431	148,052
ASE Technology Holding Co., Ltd.	486,898	1,111,134
Asia Cement Corp.	561,073	783,073
Asustek Computer, Inc.	138,138	919,451
AU Optronics Corp. ADR (d)	170,434	419,268
Baotek Industrial Materials, Ltd. (b)	22,000	46,093
Catcher Technology Co., Ltd.	105,539	799,422

See accompanying notes to financial statements.
121

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Cathay Financial Holding Co., Ltd.	1,318,604	$ 1,738,333
Center Laboratories, Inc.	67,324	129,334
Chailease Holding Co., Ltd.	27,000	108,785
Chang Hwa Commercial Bank, Ltd.	646,182	450,929
Chilisin Electronics Corp.	14,937	40,346
China Development Financial Holding Corp.	3,340,272	994,830
China Life Insurance Co., Ltd. (b)	215,605	170,958
China Steel Chemical Corp.	18,877	76,361
China Steel Corp.	1,791,625	1,328,220
Chroma ATE, Inc.	30,000	142,146
Chunghwa Telecom Co., Ltd.	438,268	1,568,043
Compal Electronics, Inc.	1,040,431	600,291
Compeq Manufacturing Co., Ltd.	49,000	54,884
CTBC Financial Holding Co., Ltd.	3,060,515	2,032,155
Delta Electronics, Inc.	303,787	1,297,419
E.Sun Financial Holding Co., Ltd.	569,185	481,590
Eclat Textile Co., Ltd.	42,365	568,062
eCloudvalley Digital Technology Co., Ltd.	10,000	68,817
Elite Material Co., Ltd.	21,000	84,949
eMemory Technology, Inc.	16,000	169,157
Epistar Corp.	224,170	175,220
Everlight Electronics Co., Ltd.	169,996	152,602
Far Eastern New Century Corp.	919,170	848,820
Far EasTone Telecommunications Co., Ltd.	175,000	408,951
Feng TAY Enterprise Co., Ltd.	50,692	363,550
Firich Enterprises Co., Ltd.	33,957	41,263
First Financial Holding Co., Ltd.	1,071,071	752,610
Formosa Chemicals & Fibre Corp.	622,691	1,740,151
Formosa Petrochemical Corp.	207,000	655,205
Formosa Plastics Corp.	664,137	2,022,948
Foxconn Technology Co., Ltd.	251,519	524,530
Fubon Financial Holding Co., Ltd.	1,129,998	1,622,634
Genius Electronic Optical Co., Ltd.	6,000	81,516
Giant Manufacturing Co., Ltd.	48,000	326,452
Globalwafers Co., Ltd.	17,000	172,058
Himax Technologies, Inc. ADR (b) (d)	20,208	45,872
Hiwin Technologies Corp.	39,033	340,325
Holy Stone Enterprise Co., Ltd.	14,000	41,155
Security Description	Shares	Value
Hon Hai Precision Industry Co., Ltd.	1,472,760	$ 3,474,868
Hotai Motor Co., Ltd.	44,000	668,697
HTC Corp.	123,710	141,556
Hua Nan Financial Holdings Co., Ltd.	968,594	654,065
Innolux Corp.	1,020,753	217,150
Inventec Corp.	392,000	270,393
ITEQ Corp.	16,000	77,874
King Yuan Electronics Co., Ltd.	372,898	418,878
Largan Precision Co., Ltd.	11,710	1,679,624
Lite-On Technology Corp.	567,891	902,417
Macronix International	362,673	368,231
Makalot Industrial Co., Ltd.	47,016	249,291
MediaTek, Inc.	170,219	2,024,555
Medigen Biotechnology Corp. (b)	14,000	28,474
Mega Financial Holding Co., Ltd.	1,915,148	1,774,743
Merry Electronics Co., Ltd.	48,789	239,035
Motech Industries, Inc. (b)	139,934	42,308
Nan Ya Plastics Corp.	950,759	2,135,986
Nanya Technology Corp.	72,000	186,820
Nien Made Enterprise Co., Ltd.	11,000	96,440
Novatek Microelectronics Corp.	95,062	545,409
PChome Online, Inc. (b)	25,957	108,348
Pegatron Corp.	361,630	629,439
Phoenix Silicon International Corp.	22,000	50,347
Pou Chen Corp.	245,000	313,905
Powertech Technology, Inc.	237,518	667,587
President Chain Store Corp.	55,000	514,110
ProMOS Technologies, Inc. (b) (e)	2,232	—
Quanta Computer, Inc.	575,194	1,049,364
Radiant Opto-Electronics Corp.	47,000	179,519
Realtek Semiconductor Corp.	94,161	698,062
RichWave Technology Corp.	10,000	52,217
Ritek Corp. (b)	122,834	34,683
Shanghai Commercial & Savings Bank, Ltd.	302,000	507,154
Shin Kong Financial Holding Co., Ltd.	2,691,938	814,753
Silicon Motion Technology Corp. ADR	3,842	135,815
Sino-American Silicon Products, Inc.	37,000	98,032
SinoPac Financial Holdings Co., Ltd.	3,485,630	1,359,446
Sitronix Technology Corp.	10,000	53,667
Synnex Technology International Corp.	235,000	274,960
TA-I Technology Co., Ltd.	21,000	24,232

See accompanying notes to financial statements.
122

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Taishin Financial Holding Co., Ltd.	1,130,911	$ 504,863
Taiwan Cement Corp.	934,801	1,194,696
Taiwan FU Hsing Industrial Co., Ltd.	223,000	316,626
Taiwan Mobile Co., Ltd.	298,200	1,076,517
Taiwan Paiho, Ltd.	31,000	77,339
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	377,913	17,565,396
Taiwan Surface Mounting Technology Corp.	20,000	47,382
Taiwan Union Technology Corp.	13,000	59,501
Tatung Co., Ltd. (b)	361,107	197,870
Teco Electric and Machinery Co., Ltd.	166,000	133,765
TPK Holding Co., Ltd. (b)	28,000	50,450
Tripod Technology Corp.	213,361	766,805
Unimicron Technology Corp.	112,000	157,579
Uni-President Enterprises Corp.	702,971	1,694,861
United Integrated Services Co., Ltd.	86,755	459,998
United Microelectronics Corp. ADR	354,898	741,737
Vanguard International Semiconductor Corp.	26,000	52,546
Walsin Lihwa Corp.	568,000	265,468
Walsin Technology Corp.	36,000	202,485
Win Semiconductors Corp.	37,000	332,141
Winbond Electronics Corp.	123,000	70,768
Wistron Corp.	864,715	698,194
Wiwynn Corp.	10,000	142,307
Yageo Corp.	36,144	287,176
Yuanta Financial Holding Co., Ltd.	1,827,383	1,089,674
Zhen Ding Technology Holding, Ltd.	33,000	118,068
		79,792,471
THAILAND — 4.0%
Advanced Info Service PCL	188,898	1,358,756
Airports of Thailand PCL	400,100	977,848
Bangkok Dusit Medical Services PCL	112,000	88,619
Bangkok Expressway & Metro PCL	2,116,107	747,228
Beauty Community PCL	313,900	24,632
BEC World PCL (b)	138,200	33,437
Bumrungrad Hospital PCL	40,800	170,750
Carabao Group PCL	18,700	49,830
Central Plaza Hotel PCL	56,300	60,745
Charoen Pokphand Foods PCL	269,300	231,130
Chularat Hospital PCL Class F	2,238,000	180,006
COL PCL	78,100	48,007
Security Description	Shares	Value
CP ALL PCL	794,479	$ 2,110,558
CPN Retail Growth Leasehold REIT	42,700	49,911
E for L Aim PCL (b)	272,340	356
Electricity Generating PCL	25,099	294,607
Energy Absolute PCL	263,800	414,007
Forth Smart Service PCL	233,300	49,582
Frasers Property Thailand Industrial Freehold & Leasehold REIT	84,400	49,395
Gulf Energy Development PCL	55,300	289,292
Gunkul Engineering PCL	1,824,643	184,940
Hana Microelectronics PCL	119,400	110,284
Ichitan Group PCL	155,100	31,948
Indorama Ventures PCL	192,800	204,872
IRPC PCL	2,664,091	320,545
Jasmine International PCL	711,925	148,972
Kasikornbank PCL	65,254	334,964
Kasikornbank PCL NVDR	32,300	165,275
KCE Electronics PCL	366,000	198,646
Krungthai Card PCL	101,300	141,592
MC Group PCL	345,500	85,853
Mega Lifesciences PCL	263,600	269,331
Minor International PCL	369,486	453,024
Muangthai Capital PCL	26,800	49,946
PTG Energy PCL	205,200	126,132
PTT Exploration & Production PCL	178,007	704,229
PTT Global Chemical PCL NVDR	90,300	158,693
PTT PCL	969,717	1,466,386
Siam Cement PCL NVDR	56,800	757,705
Siam Commercial Bank PCL	273,997	1,057,108
Somboon Advance Technology PCL	192,000	105,463
Srisawad Corp. PCL	347,031	649,584
Super Energy Corp. PCL NVDR (b)	1,176,700	23,853
SVI PCL	1,118,800	167,537
Thai Beverage PCL	1,136,400	727,250
Thai Oil PCL	446,564	1,018,402
Thai Union Group PCL Class F	249,900	136,450
TMB Bank PCL	2,299,600	118,044
True Corp. PCL NVDR	1,657,083	284,443
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust REIT	78,400	49,729
		17,479,896

See accompanying notes to financial statements.
123

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
UNITED STATES — 0.0% (a)
Ideanomics, Inc. (b) (d)	14,413	$ 21,692
TOTAL COMMON STOCKS (Cost $409,637,324)		439,504,521

RIGHTS — 0.0% (a)
THAILAND — 0.0% (a)
TMB Bank PCL (expiring 11/26/19) (b) (f) (Cost: $0)	1,591,933	8,848
WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
Minor International PCL (expiring 9/30/21) (b) (Cost: $0)	20,064	2,611
SHORT-TERM INVESTMENTS — 1.0%
State Street Navigator Securities Lending Portfolio III (g) (h)	4,444,940	4,444,940
TOTAL SHORT-TERM INVESTMENTS (Cost $4,444,940)		4,444,940
TOTAL INVESTMENTS — 100.8% (Cost $414,084,663)		443,963,340
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(3,696,217)
NET ASSETS — 100.0%		$ 440,267,123

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at September 30, 2019.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $46,981, representing less than 0.05% of the Fund's net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $27,825, representing less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
COL	Collaterlized
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
INR	Indian Rupee

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 2,420	$ —	$ 2,420
Common Stocks	425,135,161	14,322,379	46,981 (a)	439,504,521
Rights	—	8,848	—	8,848
Warrants	2,611	—	—	2,611
Short-Term Investments	4,444,940	—	—	4,444,940
TOTAL INVESTMENTS	$429,582,712	$14,333,647	$46,981	$443,963,340
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2019.
See accompanying notes to financial statements.
124

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 1,614,364	$ 1,614,364	$—	$—	—	$ —	$ 313
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	18,226,802	18,226,802	—	—	—	—	13,248
State Street Navigator Securities Lending Government Money Market Portfolio	4,909,168	4,909,168	17,813,168	22,722,336	—	—	—	—	46,761
State Street Navigator Securities Lending Portfolio III	—	—	17,731,259	13,286,319	—	—	4,444,940	4,444,940	36,191
Total		$4,909,168	$55,385,593	$55,849,821	$—	$—		$4,444,940	$96,513
See accompanying notes to financial statements.
125

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 2.1%
AGL Energy, Ltd.	195,480	$ 2,526,082
APA Group	426,133	3,293,665
		5,819,747
CANADA — 22.6%
Bank of Montreal	31,710	2,337,056
Bank of Nova Scotia	45,989	2,613,801
BCE, Inc.	68,476	3,314,156
Canadian Imperial Bank of Commerce (a)	33,293	2,748,684
Canadian Utilities, Ltd. Class A (a)	101,845	3,003,812
Emera, Inc.	81,130	3,563,837
First Capital Realty, Inc.	153,725	2,562,470
Genworth MI Canada, Inc. (a)	78,003	3,098,911
Great-West Lifeco, Inc.	127,994	3,075,143
IGM Financial, Inc. (a)	150,624	4,279,815
Laurentian Bank of Canada (a)	106,461	3,620,800
National Bank of Canada	52,478	2,612,802
Pembina Pipeline Corp.	86,162	3,195,933
Power Corp. of Canada	164,289	3,787,085
Power Financial Corp. (a)	169,139	3,924,434
RioCan Real Estate Investment Trust	166,408	3,315,591
Shaw Communications, Inc. Class B	121,373	2,386,208
SmartCentres Real Estate Investment Trust	118,701	2,913,733
TC Energy Corp.	69,679	3,610,256
TELUS Corp.	71,682	2,552,724
		62,517,251
CHINA — 0.7%
Hengan International Group Co., Ltd.	319,500	2,094,841
FINLAND — 1.1%
Fortum Oyj	130,752	3,091,819
FRANCE — 7.4%
Bouygues SA	82,219	3,294,091
CNP Assurances	102,361	1,978,561
Klepierre SA REIT	116,599	3,960,941
Lagardere SCA	116,071	2,568,774
Publicis Groupe SA	33,767	1,660,993
Sanofi	24,691	2,289,656
SCOR SE	45,361	1,873,757
TOTAL SA	53,087	2,771,365
		20,398,138
GERMANY — 3.7%
Axel Springer SE	2,209	152,442
Axel Springer SE (b)	34,174	2,347,159
Bayer AG	31,621	2,230,072
Deutsche EuroShop AG	102,035	2,878,854
Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,469	$ 2,709,518
		10,318,045
HONG KONG — 2.9%
CK Infrastructure Holdings, Ltd.	256,380	1,725,138
Power Assets Holdings, Ltd.	380,195	2,553,418
Sun Hung Kai Properties, Ltd.	134,500	1,935,301
Wharf Real Estate Investment Co., Ltd.	330,542	1,804,628
		8,018,485
JAPAN — 6.5%
Canon, Inc.	97,516	2,600,878
Japan Tobacco, Inc.	115,606	2,530,870
LIXIL Group Corp. (a)	192,900	3,391,256
Miraca Holdings, Inc. (a)	109,700	2,499,018
MS&AD Insurance Group Holdings, Inc. (a)	75,880	2,457,368
NTT DOCOMO, Inc. (a)	95,659	2,436,727
Sumitomo Rubber Industries, Ltd.	178,800	2,120,949
		18,037,066
MEXICO — 1.2%
Kimberly-Clark de Mexico SAB de CV Class A	1,604,142	3,219,821
PORTUGAL — 1.3%
EDP - Energias de Portugal SA	922,172	3,581,063
SINGAPORE — 1.1%
Singapore Telecommunications, Ltd.	1,364,403	3,058,536
SOUTH AFRICA — 1.3%
AVI, Ltd.	276,811	1,501,945
Foschini Group, Ltd.	188,738	2,034,698
		3,536,643
SOUTH KOREA — 1.4%
Doosan Corp.	23,083	2,045,561
SK Innovation Co., Ltd.	13,856	1,922,916
		3,968,477
SPAIN — 1.8%
Enagas SA	113,640	2,633,908
Red Electrica Corp. SA	110,536	2,245,635
		4,879,543
SWEDEN — 3.9%
Hennes & Mauritz AB Class B (a)	263,210	5,108,852
Intrum AB (a)	89,626	2,255,201
Skanska AB Class B	169,177	3,430,978
		10,795,031
SWITZERLAND — 4.4%
ABB, Ltd.	110,156	2,166,333
Baloise Holding AG	13,749	2,465,347
Flughafen Zurich AG	11,767	2,180,757
Swiss Prime Site AG	28,977	2,837,692

See accompanying notes to financial statements.
126

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Swisscom AG	4,886	$ 2,412,253
		12,062,382
UNITED KINGDOM — 14.8%
Ashmore Group PLC	460,992	2,874,486
BAE Systems PLC	367,819	2,583,600
Close Brothers Group PLC	112,323	1,950,276
Daily Mail & General Trust PLC	148,566	1,559,823
Domino's Pizza Group PLC	567,642	1,783,038
G4S PLC	937,316	2,185,362
GlaxoSmithKline PLC	142,000	3,052,815
Greene King PLC	413,408	4,314,978
IG Group Holdings PLC	515,002	3,824,321
Kingfisher PLC	926,288	2,360,548
Next PLC	33,335	2,541,129
Pennon Group PLC	292,853	2,984,499
Schroders PLC	70,622	2,676,094
Tate & Lyle PLC	249,516	2,263,042
WPP PLC	317,589	3,984,094
		40,938,105
UNITED STATES — 21.2%
AT&T, Inc.	119,414	4,518,626
Compass Minerals International, Inc.	73,714	4,164,104
Dominion Energy, Inc.	34,826	2,822,299
Exxon Mobil Corp.	34,187	2,413,944
General Mills, Inc.	59,533	3,281,459
Helmerich & Payne, Inc.	58,257	2,334,358
International Business Machines Corp.	23,009	3,345,969
LTC Properties, Inc. REIT	63,577	3,256,414
Mercury General Corp.	46,115	2,576,906
National Health Investors, Inc. REIT	34,289	2,825,071
Occidental Petroleum Corp.	39,436	1,753,719
People's United Financial, Inc.	152,076	2,377,708
Philip Morris International, Inc.	47,888	3,636,136
PPL Corp.	99,028	3,118,392
Principal Financial Group, Inc.	50,484	2,884,656
Security Description	Shares	Value
Prudential Financial, Inc.	24,619	$ 2,214,479
Ryder System, Inc.	41,654	2,156,427
Southern Co.	59,280	3,661,725
United Bankshares, Inc.	64,276	2,434,132
Universal Corp.	50,909	2,790,322
		58,566,846
TOTAL COMMON STOCKS (Cost $274,373,212)		274,901,839

SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (c) (d)	232,517	232,541
State Street Navigator Securities Lending Portfolio III (e) (f)	14,467,092	14,467,092
TOTAL SHORT-TERM INVESTMENTS (Cost $14,699,630)		14,699,633
TOTAL INVESTMENTS — 104.7% (Cost $289,072,842)		289,601,472
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(12,912,068)
NET ASSETS — 100.0%		$ 276,689,404
(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$274,901,839	$—	$—	$274,901,839
Short-Term Investments	14,699,633	—	—	14,699,633
TOTAL INVESTMENTS	$289,601,472	$—	$—	$289,601,472
See accompanying notes to financial statements.
127

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 3,027,697	$ 2,795,148	$(11)	$ 3	232,517	$ 232,541	$ 1,458
State Street Institutional U.S. Government Money Market Fund, Class G Shares	68,507	68,507	27,042,426	27,110,933	—	—	—	—	9,030
State Street Navigator Securities Lending Government Money Market Portfolio	19,113,339	19,113,339	54,633,603	73,746,942	—	—	—	—	148,309
State Street Navigator Securities Lending Portfolio III	—	—	74,382,241	59,915,149	—	—	14,467,092	14,467,092	83,934
Total		$19,181,846	$159,085,967	$163,568,172	$(11)	$ 3		$14,699,633	$242,731
See accompanying notes to financial statements.
128

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 9.7%
Atlas Arteria, Ltd.	981,950	$ 5,165,753
Qube Holdings, Ltd.	2,387,638	5,153,094
Sydney Airport	1,642,656	8,896,349
Transurban Group Stapled Security	1,974,504	19,562,730
		38,777,926
BRAZIL — 0.7%
Centrais Eletricas Brasileiras SA ADR	46,802	448,363
Cia de Saneamento Basico do Estado de Sao Paulo ADR	58,828	698,877
Cia Energetica de Minas Gerais ADR (a)	167,077	566,391
Ultrapar Participacoes SA ADR (a)	206,245	921,915
		2,635,546
CANADA — 10.7%
Enbridge, Inc. (a)(b)	526,575	18,493,759
Enbridge, Inc. (b)	25,122	881,280
Gibson Energy, Inc.	39,600	680,438
Inter Pipeline, Ltd. (a)	112,402	1,973,827
Keyera Corp.	58,321	1,417,059
Pembina Pipeline Corp.	139,292	5,166,639
TC Energy Corp.	254,258	13,173,791
Westshore Terminals Investment Corp. (a)	65,493	1,011,580
		42,798,373
CHILE — 0.3%
Enel Americas SA ADR	125,816	1,146,184
CHINA — 3.4%
Beijing Capital International Airport Co., Ltd. Class H	2,434,000	2,077,131
Beijing Enterprises Water Group, Ltd.	1,034,000	528,910
CGN Power Co., Ltd. Class H (c)	1,749,000	441,746
China Merchants Port Holdings Co., Ltd.	1,934,074	2,911,202
China Resources Gas Group, Ltd.	142,000	701,903
COSCO SHIPPING Ports, Ltd.	2,542,859	2,030,550
Jiangsu Expressway Co., Ltd. Class H	1,820,000	2,312,320
Kunlun Energy Co., Ltd.	686,000	590,670
Zhejiang Expressway Co., Ltd. Class H	2,134,000	1,845,616
		13,440,048
FRANCE — 6.0%
Aeroports de Paris	48,625	8,651,390
Engie SA	315,509	5,152,639
Gaztransport Et Technigaz SA	6,059	600,112
Getlink SE	646,955	9,719,175
		24,123,316
Security Description	Shares	Value
GERMANY — 1.4%
Fraport AG Frankfurt Airport Services Worldwide	54,998	$ 4,665,995
Hamburger Hafen und Logistik AG	31,290	779,808
		5,445,803
HONG KONG — 1.6%
China Gas Holdings, Ltd.	359,200	1,388,341
Guangdong Investment, Ltd.	496,000	970,564
Hutchison Port Holdings Trust	8,041,770	1,254,516
Shenzhen International Holdings, Ltd.	1,412,205	2,712,938
		6,326,359
ITALY — 8.1%
ASTM SpA	53,066	1,697,394
Atlantia SpA	700,247	16,940,050
Enav SpA (c)	379,120	2,140,980
Enel SpA	1,328,638	9,923,543
Societa Iniziative Autostradali e Servizi SpA	101,622	1,773,720
		32,475,687
LUXEMBOURG — 0.0% (d)
Corp. America Airports SA (e)	42,844	194,083
MEXICO — 3.3%
Grupo Aeroportuario del Centro Norte SAB de CV ADR (a)	63,960	3,041,298
Grupo Aeroportuario del Pacifico SAB de CV ADR	56,021	5,407,147
Grupo Aeroportuario del Sureste SAB de CV ADR	30,064	4,584,760
		13,033,205
NETHERLANDS — 0.2%
Koninklijke Vopak NV	18,128	932,030
NEW ZEALAND — 2.0%
Auckland International Airport, Ltd.	1,406,814	8,071,607
SINGAPORE — 0.2%
SIA Engineering Co., Ltd.	366,600	683,945
SPAIN — 7.7%
Aena SME SA (c)	109,439	20,044,145
Iberdrola SA	1,029,363	10,701,408
		30,745,553
SWITZERLAND — 1.3%
Flughafen Zurich AG	28,341	5,252,386
UNITED KINGDOM — 3.0%
BBA Aviation PLC	1,354,172	5,209,823
National Grid PLC	645,969	7,020,165
		12,229,988
UNITED STATES — 40.0%
American Electric Power Co., Inc.	84,940	7,958,029
American Water Works Co., Inc.	31,100	3,863,553
Cheniere Energy, Inc. (e)	63,705	4,017,237
Consolidated Edison, Inc.	57,164	5,400,283

See accompanying notes to financial statements.
129

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Dominion Energy, Inc.	141,417	$ 11,460,434
DTE Energy Co.	31,580	4,198,877
Duke Energy Corp.	125,358	12,016,818
Edison International	61,600	4,645,872
Equitrans Midstream Corp. (a)	55,620	809,271
Eversource Energy	55,666	4,757,773
Exelon Corp.	167,212	8,078,012
FirstEnergy Corp.	92,900	4,480,567
Kinder Morgan, Inc.	530,694	10,937,603
Macquarie Infrastructure Corp.	115,548	4,560,679
NextEra Energy, Inc.	84,098	19,593,993
ONEOK, Inc.	112,582	8,296,167
Public Service Enterprise Group, Inc.	86,997	5,400,774
Sempra Energy	47,247	6,974,130
Southern Co.	179,804	11,106,493
Targa Resources Corp. (a)	63,405	2,546,979
WEC Energy Group, Inc.	54,306	5,164,501
Williams Cos., Inc.	330,358	7,948,413
Xcel Energy, Inc.	90,249	5,856,258
		160,072,716
TOTAL COMMON STOCKS (Cost $361,202,172)		398,384,755

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (f) (g)	912,789	912,880
State Street Navigator Securities Lending Portfolio III (h) (i)	1,828,735	1,828,735
TOTAL SHORT-TERM INVESTMENTS (Cost $2,741,615)		2,741,615
TOTAL INVESTMENTS — 100.3% (Cost $363,943,787)		401,126,370
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,303,784)
NET ASSETS — 100.0%		$ 399,822,586

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.7% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$398,384,755	$—	$—	$398,384,755
Short-Term Investments	2,741,615	—	—	2,741,615
TOTAL INVESTMENTS	$401,126,370	$—	$—	$401,126,370
See accompanying notes to financial statements.
130

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 1,430,210	$ 517,345	$15	$—	912,789	$ 912,880	$ 1,032
State Street Institutional U.S. Government Money Market Fund, Class G Shares	824,073	824,073	21,693,897	22,517,970	—	—	—	—	13,068
State Street Navigator Securities Lending Government Money Market Portfolio	4,976,109	4,976,109	63,292,476	68,268,585	—	—	—	—	18,423
State Street Navigator Securities Lending Portfolio III	—	—	37,636,383	35,807,648	—	—	1,828,735	1,828,735	16,765
Total		$5,800,182	$124,052,966	$127,111,548	$15	$—		$2,741,615	$49,288
See accompanying notes to financial statements.
131

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AIRLINES — 0.1%
Cathay Pacific Airways, Ltd.	9,000	$ 11,251
BANKS — 4.0%
Bank of East Asia, Ltd.	27,081	66,671
Hang Seng Bank, Ltd.	10,500	226,357
		293,028
CAPITAL MARKETS — 6.9%
Hong Kong Exchanges & Clearing, Ltd.	17,200	504,630
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
HKT Trust & HKT, Ltd.	49,000	77,756
ELECTRIC UTILITIES — 6.8%
CK Infrastructure Holdings, Ltd.	9,000	60,559
CLP Holdings, Ltd.	26,500	278,373
HK Electric Investments & HK Electric Investments, Ltd. Class SS	32,500	30,969
Power Assets Holdings, Ltd.	20,000	134,321
		504,222
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.6%
Link REIT	30,500	336,343
FOOD & STAPLES RETAILING — 0.7%
Dairy Farm International Holdings, Ltd.	4,300	27,090
Sun Art Retail Group, Ltd.	25,000	25,385
		52,475
FOOD PRODUCTS — 1.5%
WH Group, Ltd. (a)	126,000	112,830
GAS UTILITIES — 5.2%
China Gas Holdings, Ltd.	27,400	105,904
Hong Kong & China Gas Co., Ltd.	143,000	278,725
		384,629
HEALTH CARE PROVIDERS & SERVICES — 0.4%
Evergrande Health Industry Group, Ltd. (b)	30,000	26,788
HEALTH CARE TECHNOLOGY — 0.6%
Alibaba Health Information Technology, Ltd. (b)	52,000	45,437
HOTELS, RESTAURANTS & LEISURE — 7.9%
Galaxy Entertainment Group, Ltd.	29,000	180,339
Melco Resorts & Entertainment, Ltd. ADR	6,635	128,785
MGM China Holdings, Ltd.	11,600	18,082
Sands China, Ltd.	35,200	159,400
Security Description	Shares	Value
Shangri-La Asia, Ltd.	26,000	$ 26,533
SJM Holdings, Ltd.	27,000	25,659
Wynn Macau, Ltd.	20,800	40,595
		579,393
HOUSEHOLD DURABLES — 0.6%
Haier Electronics Group Co., Ltd.	17,000	44,346
INDUSTRIAL CONGLOMERATES — 9.4%
CK Hutchison Holdings, Ltd.	39,000	344,261
Fosun International, Ltd.	36,000	44,544
Jardine Matheson Holdings, Ltd.	3,700	197,950
Jardine Strategic Holdings, Ltd.	2,500	74,700
NWS Holdings, Ltd.	20,000	30,972
		692,427
INSURANCE — 22.6%
AIA Group, Ltd.	176,000	1,662,474
MACHINERY — 1.9%
Techtronic Industries Co., Ltd.	20,000	139,169
PHARMACEUTICALS — 3.5%
CSPC Pharmaceutical Group, Ltd.	70,000	140,546
Sino Biopharmaceutical, Ltd.	91,000	115,616
		256,162
REAL ESTATE MANAGEMENT & DEVELOPMENT — 18.9%
CK Asset Holdings, Ltd.	36,000	243,845
Hang Lung Properties, Ltd.	27,000	61,306
Henderson Land Development Co., Ltd.	19,700	91,722
Hongkong Land Holdings, Ltd.	17,000	95,540
Hysan Development Co., Ltd.	9,000	36,278
Kerry Properties, Ltd.	8,500	26,185
New World Development Co., Ltd.	82,000	106,483
Shimao Property Holdings, Ltd.	14,500	42,356
Sino Land Co., Ltd.	43,450	65,291
Sun Hung Kai Properties, Ltd.	21,000	302,166
Swire Pacific, Ltd. Class A	7,500	69,792
Swire Pacific, Ltd. Class B	12,500	18,273
Swire Properties, Ltd.	15,600	48,953
Wharf Holdings, Ltd.	16,000	34,901
Wharf Real Estate Investment Co., Ltd.	16,000	87,354
Wheelock & Co., Ltd.	11,000	62,651
		1,393,096
ROAD & RAIL — 1.7%
MTR Corp., Ltd.	22,000	123,479
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
ASM Pacific Technology, Ltd.	4,400	53,713
SPECIALTY RETAIL — 0.2%
Chow Tai Fook Jewellery Group, Ltd.	15,200	12,545

See accompanying notes to financial statements.
132

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Yue Yuen Industrial Holdings, Ltd.	11,500	$ 31,466
TOTAL COMMON STOCKS (Cost $7,565,471)		7,337,659

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (d) (e) (Cost $491)	491	491
TOTAL INVESTMENTS — 99.7% (Cost $7,565,962)		7,338,150
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		23,294
NET ASSETS — 100.0%		$ 7,361,444

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2019.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,337,659	$—	$—	$7,337,659
Short-Term Investment	491	—	—	491
TOTAL INVESTMENTS	$7,338,150	$—	$—	$7,338,150
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 3,575	$ 3,084	$—	$—	491	$491	$ 1
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,358	4,358	169,194	173,552	—	—	—	—	163
Total		$4,358	$172,769	$176,636	$—	$—		$491	$164
See accompanying notes to financial statements.
133

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2019

	SPDR EURO STOXX Small Cap ETF	SPDR MSCI ACWI Low Carbon Target ETF	SPDR Solactive Canada ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
ASSETS
Investments in unaffiliated issuers, at value*	$16,872,228	$82,297,548	$20,949,698	$83,535,558
Investments in affiliated issuers, at value	440,210	1,788,541	930,607	3,950,651
Total Investments	17,312,438	84,086,089	21,880,305	87,486,209
Foreign currency, at value	3,176	195,413	82,264	253,965
Cash	—	1	—	—
Receivable for investments sold	—	13,000	—	—
Receivable for fund shares sold	—	—	—	—
Dividends receivable — unaffiliated issuers	12,629	142,003	53,175	259,140
Dividends receivable — affiliated issuers	—	441	23	—
Interest receivable — unaffiliated issuers	—	—	—	—
Securities lending income receivable — unaffiliated issuers	97	414	416	335
Securities lending income receivable — affiliated issuers	3,361	626	2,674	1,046
Receivable from Adviser	—	6,730	1,071	7,004
Receivable for foreign taxes recoverable	42,790	69,136	—	116,128
Other Receivable	461	1,382	—	1,382
TOTAL ASSETS	17,374,952	84,515,235	22,019,928	88,125,209
LIABILITIES
Due to custodian	—	—	—	—
Payable upon return of securities loaned	440,165	1,636,978	916,834	3,926,093
Payable for investments purchased	—	16,806	—	—
Payable for fund shares repurchased	—	—	—	—
Deferred foreign taxes payable	—	2,004	—	—
Advisory fee payable	6,272	20,422	3,455	20,719
Trustees’ fees and expenses payable	69	241	78	119
Accrued expenses and other liabilities	—	318	—	1,197
TOTAL LIABILITIES	446,506	1,676,769	920,367	3,948,128
NET ASSETS	$16,928,446	$82,838,466	$21,099,561	$84,177,081
NET ASSETS CONSIST OF:
Paid-in Capital	$20,989,019	$77,026,953	$21,351,561	$84,510,528
Total distributable earnings (loss)**	(4,060,573)	5,811,513	(252,000)	(333,447)
NET ASSETS	$16,928,446	$82,838,466	$21,099,561	$84,177,081
NET ASSET VALUE PER SHARE
Net asset value per share	$ 56.43	$ 92.04	$ 60.28	$ 67.34
Shares outstanding (unlimited amount authorized, $0.01 par value)	300,000	900,000	350,000	1,250,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$18,562,490	$75,242,689	$20,210,437	$83,493,258
Investments in affiliated issuers	440,210	1,798,438	930,607	3,950,651
Total cost of investments	$19,002,700	$77,041,127	$21,141,044	$87,443,909
Foreign currency, at cost	$ 3,198	$ 196,878	$ 82,064	$ 255,669
* Includes investments in securities on loan, at value	$ 886,497	$ 3,239,004	$ 2,954,996	$ 6,346,450
** Includes deferred foreign taxes	$ —	$ 2,004	$ —	$ —
See accompanying notes to financial statements.
134

SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR Solactive Germany ETF	SPDR Solactive Japan ETF	SPDR Solactive United Kingdom ETF	SPDR MSCI World StrategicFactors ETF

$318,216,724	$70,363,535	$266,674,028	$ 8,089,618	$ 7,335,445	$10,850,067	$24,032,185
11,826,729	485,642	2,378,753	855	744,240	—	341,512
330,043,453	70,849,177	269,052,781	8,090,473	8,079,685	10,850,067	24,373,697
1,751,640	216,221	2,007,589	3,160	33,303	42,270	58,369
—	3	1,866	—	—	—	—
334	1,786	5,379,863	—	—	—	23,574
—	2,988,446	—	—	—	—	—
1,099,952	73,532	492,259	2	68,141	34,128	48,195
24	12	822	—	—	—	81
—	143	—	—	—	—	—
691	1,560	2,854	—	42	1	62
5,395	179	1,810	—	142	20	151
—	—	—	422	368	548	—
528,262	939	2,068	128,253	—	26	9,952
—	318	—	—	—	—	—
333,429,751	74,132,316	276,941,912	8,222,310	8,181,681	10,927,060	24,514,081

—	—	—	—	—	916	—
11,814,924	458,521	1,941,419	—	743,609	—	307,622
997,495	1,923,516	222	—	—	18,363	24,961
—	—	5,750,293	—	—	—	—
—	11,605	315,294	—	—	—	—
78,871	16,886	67,703	1,351	1,214	1,775	5,947
368	6	472	25	40	25	80
—	1,283	—	—	—	—	—
12,891,658	2,411,817	8,075,403	1,376	744,863	21,079	338,610
$320,538,093	$71,720,499	$268,866,509	$ 8,220,934	$ 7,436,818	$10,905,981	$24,175,471

$317,731,089	$73,600,815	$276,161,886	$10,359,846	$ 9,449,822	$12,944,404	$23,315,038
2,807,004	(1,880,316)	(7,295,377)	(2,138,912)	(2,013,004)	(2,038,423)	860,433
$320,538,093	$71,720,499	$268,866,509	$ 8,220,934	$ 7,436,818	$10,905,981	$24,175,471

$ 62.85	$ 59.77	$ 57.51	$ 54.81	$ 74.37	$ 48.47	$ 80.58
5,100,000	1,200,000	4,675,000	150,000	100,000	225,000	300,000

$312,049,551	$71,717,105	$254,827,048	$ 9,020,217	$ 8,153,765	$11,786,428	$22,818,199
11,826,729	485,642	2,378,758	855	744,240	—	343,171
$323,876,280	$72,202,747	$257,205,806	$ 9,021,072	$ 8,898,005	$11,786,428	$23,161,370
$ 1,762,964	$ 217,118	$ 2,013,459	$ 3,177	$ 33,553	$ 42,660	$ 58,936
$ 19,536,975	$ 1,414,463	$ 5,820,843	$ —	$ 1,141,709	$ 4,916	$ 786,045
$ —	$ 11,605	$ 315,294	$ —	$ —	$ —	$ —
135

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2019

	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF	SPDR Solactive Hong Kong ETF
ASSETS
Investments in unaffiliated issuers, at value*	$439,518,400	$274,901,839	$398,384,755	$7,337,659
Investments in affiliated issuers, at value	4,444,940	14,699,633	2,741,615	491
Total Investments	443,963,340	289,601,472	401,126,370	7,338,150
Foreign currency, at value	651,349	244,767	675,733	38,439
Cash	—	—	10	—
Receivable for investments sold	77,192	—	28,562,053	—
Dividends receivable — unaffiliated issuers	756,961	1,222,197	677,605	12,210
Dividends receivable — affiliated issuers	—	1,266	878	—
Interest receivable — unaffiliated issuers	17	—	—	—
Securities lending income receivable — unaffiliated issuers	10,332	1,030	2,325	—
Securities lending income receivable — affiliated issuers	5,363	7,812	1,114	—
Receivable from Adviser	—	—	—	390
Receivable for foreign taxes recoverable	255	158,660	79,425	—
Other Receivable	—	7,960	—	—
TOTAL ASSETS	445,464,809	291,245,164	431,125,513	7,389,189
LIABILITIES
Due to custodian	20,328	—	—	—
Payable upon return of securities loaned	4,444,940	14,467,092	1,828,735	—
Payable for investments purchased	529,644	—	29,343,895	26,502
Advisory fee payable	179,082	88,361	129,940	1,242
Trustees’ fees and expenses payable	848	307	357	1
Accrued expenses and other liabilities	22,844	—	—	—
TOTAL LIABILITIES	5,197,686	14,555,760	31,302,927	27,745
NET ASSETS	$440,267,123	$276,689,404	$399,822,586	$7,361,444
NET ASSETS CONSIST OF:
Paid-in Capital	$474,667,299	$289,282,321	$388,672,817	$7,563,996
Total distributable earnings (loss)	(34,400,176)	(12,592,917)	11,149,769	(202,552)
NET ASSETS	$440,267,123	$276,689,404	$399,822,586	$7,361,444
NET ASSET VALUE PER SHARE
Net asset value per share	$ 93.67	$ 67.49	$ 53.31	$ 58.89
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,700,000	4,100,000	7,500,000	125,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$409,639,723	$274,373,212	$361,202,172	$7,565,471
Investments in affiliated issuers	4,444,940	14,699,630	2,741,615	491
Total cost of investments	$414,084,663	$289,072,842	$363,943,787	$7,565,962
Foreign currency, at cost	$ 653,038	$ 249,370	$ 673,828	$ 38,462
* Includes investments in securities on loan, at value	$ 12,182,361	$ 32,233,675	$ 14,943,615	$ —
See accompanying notes to financial statements.
136

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137

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2019

	SPDR EURO STOXX Small Cap ETF	SPDR MSCI ACWI Low Carbon Target ETF	SPDR Solactive Canada ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ —	$ —	$ —	$ —
Dividend income — unaffiliated issuers	568,048	2,442,178	716,713	2,531,114
Dividend income — affiliated issuers	276	5,390	456	1,592
Dividend income — non-cash transactions	—	—	41,625	—
Unaffiliated securities lending income	4,355	4,157	6,213	4,239
Affiliated securities lending income	16,777	9,083	22,965	16,106
Foreign taxes withheld	(76,953)	(117,391)	(117,308)	(221,278)
TOTAL INVESTMENT INCOME (LOSS)	512,503	2,343,417	670,664	2,331,773
EXPENSES
Advisory fee	88,840	271,397	43,818	220,335
Trustees’ fees and expenses	447	2,022	488	1,266
Miscellaneous expenses	522	164	17	240
TOTAL EXPENSES	89,809	273,583	44,323	221,841
Expenses waived/reimbursed by the Adviser	—	(92,488)	(13,651)	(74,711)
NET EXPENSES	89,809	181,095	30,672	147,130
NET INVESTMENT INCOME (LOSS)	$ 422,694	$ 2,162,322	$ 639,992	$ 2,184,643
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(680,423)	(141,562)	(304,844)	(658,586)
Investments — affiliated issuers	—	—	—	—
In-kind redemptions — unaffiliated issuers	(355,274)	13,831,015	436,135	895,817
In-kind redemptions — affiliated issuers	—	(7,879)	—	—
Foreign currency transactions	(4,506)	(27,436)	1,606	(6,239)
Net realized gain (loss)	(1,040,203)	13,654,138	132,897	230,992
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	(710,920)	(25,482,068)	153,923	(3,029,168)
Investments — affiliated issuers	—	(17,543)	—	—
Foreign currency translations	(1,390)	(4,658)	(580)	(4,481)
Net change in unrealized appreciation/depreciation	(712,310)	(25,504,269)	153,343	(3,033,649)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,752,513)	(11,850,131)	286,240	(2,802,657)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,329,819)	$ (9,687,809)	$ 926,232	$ (618,014)
* Includes foreign deferred taxes	$ —	$ 5,699	$ —	$ —
See accompanying notes to financial statements.
138

SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR Solactive Germany ETF	SPDR Solactive Japan ETF	SPDR Solactive United Kingdom ETF	SPDR MSCI World StrategicFactors ETF

—	$ 143	$ —	$ —	$ —	$ —	$ —
9,614,667	2,031,235	9,520,242	276,475	200,804	450,251	629,634
5,583	1,316	11,081	126	222	288	1,087
—	—	—	—	—	49,389	—
17,452	6,389	24,824	—	633	95	957
54,574	2,556	36,642	—	528	443	2,374
(789,549)	(182,167)	(1,105,038)	(36,881)	(20,038)	(5,392)	(30,305)
8,902,727	1,859,472	8,487,751	239,720	182,149	495,074	603,747

804,351	145,070	811,594	16,041	18,933	19,210	74,449
4,444	615	4,741	158	232	185	508
2,378	—	213	6	79	8	23
811,173	145,685	816,548	16,205	19,244	19,403	74,980
—	—	—	(4,976)	(5,920)	(5,956)	—
811,173	145,685	816,548	11,229	13,324	13,447	74,980
$ 8,091,554	$ 1,713,787	$ 7,671,203	$ 228,491	$ 168,825	$ 481,627	$ 528,767

(4,796,244)	(1,141,973)	(9,733,059)	(128,384)	(95,416)	(200,889)	(147,137)
—	—	(77)	—	—	—	6
2,345,148	—	1,283,996	(19,657)	(569,386)	38,468	2,143,039
—	—	—	—	—	—	(867)
(13,617)	(31,394)	(127,965)	(807)	823	(1,961)	(1,757)
(2,464,713)	(1,173,367)	(8,577,105)	(148,848)	(663,979)	(164,382)	1,993,284

(1,699,146)	(1,759,977)	(1,291,089)	(665,162)	(734,081)	(550,737)	(1,491,167)
—	—	(5)	—	—	—	(657)
(16,406)	(1,620)	(15,351)	(7,379)	622	(410)	(163)
(1,715,552)	(1,761,597)	(1,306,445)	(672,541)	(733,459)	(551,147)	(1,491,987)
(4,180,265)	(2,934,964)	(9,883,550)	(821,389)	(1,397,438)	(715,529)	501,297
$ 3,911,289	$(1,221,177)	$(2,212,347)	$(592,898)	$(1,228,613)	$(233,902)	$ 1,030,064
$ —	$ (6,740)	$ 94,763	$ —	$ —	$ —	$ —
139

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2019

	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF	SPDR Solactive Hong Kong ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 17	$ —	$ —	—
Dividend income — unaffiliated issuers	12,373,855	12,376,022	12,464,865	220,484
Dividend income — affiliated issuers	13,561	10,488	14,100	164
Dividend income — non-cash transactions	—	—	1,243,045	—
Unaffiliated securities lending income	200,056	55,923	34,768	—
Affiliated securities lending income	82,952	232,243	35,188	—
Foreign taxes withheld	(1,406,388)	(1,046,355)	(891,406)	—
TOTAL INVESTMENT INCOME (LOSS)	11,264,053	11,628,321	12,900,560	220,648
EXPENSES
Advisory fee	2,207,183	986,304	1,259,833	14,522
Trustees’ fees and expenses	8,147	3,981	4,864	105
Miscellaneous expenses	352	3,809	343	6
TOTAL EXPENSES	2,215,682	994,094	1,265,040	14,633
Expenses waived/reimbursed by the Adviser	—	—	—	(4,467)
NET EXPENSES	2,215,682	994,094	1,265,040	10,166
NET INVESTMENT INCOME (LOSS)	$ 9,048,371	$10,634,227	$11,635,520	$ 210,482
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(2,654,137)	(4,316,826)	(5,329,549)	(43,233)
Investments — affiliated issuers	—	(11)	15	—
In-kind redemptions — unaffiliated issuers	6,495,141	2,844,064	1,048,211	—
Foreign currency transactions	(119,077)	(52,850)	(40,501)	119
Net realized gain (loss)	3,721,927	(1,525,623)	(4,321,824)	(43,114)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(20,579,604)	4,034,249	35,348,262	(298,439)
Investments — affiliated issuers	—	3	—	—
Foreign currency translations	4,912	(6,830)	(574)	—
Net change in unrealized appreciation/depreciation	(20,574,692)	4,027,422	35,347,688	(298,439)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,852,765)	2,501,799	31,025,864	(341,553)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (7,804,394)	$13,136,026	$42,661,384	$(131,071)
* Includes foreign capital gain taxes	$ (140)	$ —	$ —	$ —
** Includes foreign deferred taxes	$ 376,510	$ —	$ —	$ —
See accompanying notes to financial statements.
140

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141

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR EURO STOXX Small Cap ETF		SPDR MSCI ACWI Low Carbon Target ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 422,694	$ 787,122	$ 2,162,322	$ 3,379,168
Net realized gain (loss)	(1,040,203)	1,637,662	13,654,138	(813,547)
Net change in unrealized appreciation/depreciation	(712,310)	(3,912,462)	(25,504,269)	11,315,089
Net increase (decrease) in net assets resulting from operations	(1,329,819)	(1,487,678)	(9,687,809)	13,880,710
Net equalization credits and charges	(12,895)	(10,680)	27,374	10,352
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(598,209)	(716,377)	(2,546,683)	(3,105,868)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	22,456,335	26,641,940	8,953,370
Cost of shares redeemed	(11,042,880)	(9,121,521)	(97,534,124)	—
Net income equalization	12,895	10,680	(27,374)	(10,352)
Other Capital	—	—	3,410	—
Net increase (decrease) in net assets from beneficial interest transactions	(11,029,985)	13,345,494	(70,916,148)	8,943,018
Net increase (decrease) in net assets during the period	(12,970,908)	11,130,759	(83,123,266)	19,728,212
Net assets at beginning of period	29,899,354	18,768,595	165,961,732	146,233,520
NET ASSETS AT END OF PERIOD	$ 16,928,446	$29,899,354	$ 82,838,466	$165,961,732
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	350,000	300,000	100,000
Shares redeemed	(200,000)	(150,000)	(1,200,000)	—
Net increase (decrease)	(200,000)	200,000	(900,000)	100,000
See accompanying notes to financial statements.
142

SPDR Solactive Canada ETF		SPDR MSCI EAFE Fossil Fuel Reserves Free ETF		SPDR MSCI EAFE StrategicFactors ETF
Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/19	Year Ended 9/30/18

$ 639,992	$ 843,038	$ 2,184,643	$ 1,855,345	$ 8,091,554	$ 6,813,398
132,897	4,939,719	230,992	468,892	(2,464,713)	10,813,613
153,343	(4,988,398)	(3,033,649)	(2,213,549)	(1,715,552)	(11,634,680)
926,232	794,359	(618,014)	110,688	3,911,289	5,992,331
(8,870)	(89,603)	63,743	33,414	—	—

(618,682)	(809,694)	(2,127,783)	(1,651,338)	(8,422,134)	(5,556,394)

1,421,080	11,903,961	16,470,423	36,052,585	80,004,903	124,526,183
(4,366,949)	(26,903,484)	(6,484,850)	(3,554,531)	(20,899,522)	(51,668,047)
8,870	89,603	(63,743)	(33,414)	—	—
—	—	—	—	2,698	2,733
(2,936,999)	(14,909,920)	9,921,830	32,464,640	59,108,079	72,860,869
(2,638,319)	(15,014,858)	7,239,776	30,957,404	54,597,234	73,296,806
23,737,880	38,752,738	76,937,305	45,979,901	265,940,859	192,644,053
$21,099,561	$ 23,737,880	$84,177,081	$76,937,305	$320,538,093	$265,940,859

25,000	200,000	250,000	500,000	1,300,000	1,900,000
(75,000)	(450,000)	(100,000)	(50,000)	(350,000)	(800,000)
(50,000)	(250,000)	150,000	450,000	950,000	1,100,000
143

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF		SPDR MSCI Emerging Markets StrategicFactors ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,713,787	$ 504,396	$ 7,671,203	$ 6,589,120
Net realized gain (loss)	(1,173,367)	(454,590)	(8,577,105)	150,612
Net change in unrealized appreciation/depreciation	(1,761,597)	(1,180,841)	(1,306,445)	(13,458,271)
Net increase (decrease) in net assets resulting from operations	(1,221,177)	(1,131,035)	(2,212,347)	(6,718,539)
Net equalization credits and charges	212,906	88,133	—	—
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(820,869)	(356,633)	(7,885,947)	(5,284,674)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	42,361,340	16,522,790	26,208,036	108,165,929
Cost of shares redeemed	—	—	(14,012,108)	(43,549,399)
Net income equalization	(212,906)	(88,133)	—	—
Other Capital	43,362	4,608	43,644	166,951
Net increase (decrease) in net assets from beneficial interest transactions	42,191,796	16,439,265	12,239,572	64,783,481
Net increase (decrease) in net assets during the period	40,362,656	15,039,730	2,141,278	52,780,268
Net assets at beginning of period	31,357,843	16,318,113	266,725,231	213,944,963
NET ASSETS AT END OF PERIOD	$71,720,499	$31,357,843	$268,866,509	$266,725,231
SHARES OF BENEFICIAL INTEREST:
Shares sold	700,000	250,000	450,000	1,675,000
Shares redeemed	—	—	(250,000)	(725,000)
Net increase (decrease)	700,000	250,000	200,000	950,000
See accompanying notes to financial statements.
144

SPDR Solactive Germany ETF		SPDR Solactive Japan ETF		SPDR Solactive United Kingdom ETF
Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/19	Year Ended 9/30/18

$ 228,491	$ 229,558	$ 168,825	$ 357,456	$ 481,627	$ 516,839
(148,848)	2,316,150	(663,979)	1,466,269	(164,382)	100,427
(672,541)	(2,004,301)	(733,459)	(1,092,773)	(551,147)	(315,569)
(592,898)	541,407	(1,228,613)	730,952	(233,902)	301,697
424	(10,781)	43,737	(13,547)	(8,937)	61,130

(241,939)	(251,826)	(313,379)	(324,635)	(450,912)	(488,238)

1,330,529	6,122,919	—	24,019,758	2,391,999	18,744,529
(1,349,117)	(16,255,158)	(7,067,661)	(23,276,759)	(1,290,282)	(13,367,633)
(424)	10,781	(43,737)	13,547	8,937	(61,130)
—	—	—	—	—	—
(19,012)	(10,121,458)	(7,111,398)	756,546	1,110,654	5,315,766
(853,425)	(9,842,658)	(8,609,653)	1,149,316	416,903	5,190,355
9,074,359	18,917,017	16,046,471	14,897,155	10,489,078	5,298,723
$ 8,220,934	$ 9,074,359	$ 7,436,818	$ 16,046,471	$10,905,981	$ 10,489,078

25,000	100,000	—	300,000	50,000	350,000
(25,000)	(250,000)	(100,000)	(300,000)	(25,000)	(250,000)
—	(150,000)	(100,000)	—	25,000	100,000
145

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI World StrategicFactors ETF		SPDR S&P Emerging Asia Pacific ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 528,767	$ 600,775	$ 9,048,371	$ 9,028,728
Net realized gain (loss)	1,993,284	1,337,794	3,721,927	5,398,566
Net change in unrealized appreciation/depreciation	(1,491,987)	896,986	(20,574,692)	(16,726,431)
Net increase (decrease) in net assets resulting from operations	1,030,064	2,835,555	(7,804,394)	(2,299,137)
Net equalization credits and charges	—	—	—	—
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(637,363)	(617,481)	(9,768,703)	(8,629,436)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	7,715,033	15,149,291	56,416,552	74,204,656
Cost of shares redeemed	(15,400,953)	(7,504,842)	(36,592,543)	(39,087,690)
Net income equalization	—	—	—	—
Other Capital	628	—	113,100	61,962
Net increase (decrease) in net assets from beneficial interest transactions	(7,685,292)	7,644,449	19,937,109	35,178,928
Net increase (decrease) in net assets during the period	(7,292,591)	9,862,523	2,364,012	24,250,355
Net assets at beginning of period	31,468,062	21,605,539	437,903,111	413,652,756
NET ASSETS AT END OF PERIOD	$ 24,175,471	$31,468,062	$440,267,123	$437,903,111
SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	200,000	600,000	700,000
Shares redeemed	(200,000)	(100,000)	(400,000)	(400,000)
Net increase (decrease)	(100,000)	100,000	200,000	300,000
See accompanying notes to financial statements.
146

SPDR S&P Global Dividend ETF		SPDR S&P Global Infrastructure ETF		SPDR Solactive Hong Kong ETF
Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/19	For the Period 9/18/18* - 9/30/18

$ 10,634,227	$ 7,711,366	$ 11,635,520	$ 7,591,284	$ 210,482	$ 1,594
(1,525,623)	12,291,119	(4,321,824)	(4,447,099)	(43,114)	72
4,027,422	(12,885,826)	35,347,688	(11,198,242)	(298,439)	70,606
13,136,026	7,116,659	42,661,384	(8,054,057)	(131,071)	72,272
162,067	151,319	—	—	—	—

(11,452,864)	(6,810,482)	(10,356,948)	(6,140,614)	(143,753)	—

97,255,977	110,524,336	120,445,493	90,329,739	1,553,519	6,000,000
(29,671,050)	(69,138,491)	(5,141,469)	(5,306,625)	—	—
(162,067)	(151,319)	—	—	—	—
4,025	93	4,889	3,844	2,121	8,356
67,426,885	41,234,619	115,308,913	85,026,958	1,555,640	6,008,356
69,272,114	41,692,115	147,613,349	70,832,287	1,280,816	6,080,628
207,417,290	165,725,175	252,209,237	181,376,950	6,080,628	—
$276,689,404	$207,417,290	$399,822,586	$252,209,237	$7,361,444	$6,080,628

1,500,000	1,550,000	2,400,000	1,800,000	25,000	100,000
(450,000)	(950,000)	(100,000)	(100,000)	—	—
1,050,000	600,000	2,300,000	1,700,000	25,000	100,000
*	Inception date.
147

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX Small Cap ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 59.80	$ 62.56	$ 47.42	$ 46.83	$ 50.65
Income (loss) from investment operations:
Net investment income (loss) (a)	1.19	1.41	0.94	1.00	1.18
Net realized and unrealized gain (loss) (b)	(2.75)	(3.00)	15.17	0.43	(4.00)
Total from investment operations	(1.56)	(1.59)	16.11	1.43	(2.82)
Net equalization credits and charges (a)	(0.04)	(0.02)	0.01	(0.04)	0.40
Distributions to shareholders from:
Net investment income	(1.77)	(1.15)	(0.98)	(0.80)	(1.40)
Net asset value, end of period	$ 56.43	$ 59.80	$ 62.56	$ 47.42	$ 46.83
Total return (c)	(2.59)%	(2.59)%	34.30%	3.14%	(4.97)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,928	$29,899	$18,769	$11,854	$11,708
Ratios to average net assets:
Total expenses	0.45%	0.46%	0.45%	0.45%	0.46%
Net investment income (loss)	2.14%	2.25%	1.79%	2.13%	2.33%
Portfolio turnover rate (d)	46%	61%	40%	53%	46%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
148

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI Low Carbon Target ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	For the Period 11/26/14* - 9/30/15
Net asset value, beginning of period	$ 92.20	$ 86.02	$ 74.37	$ 67.90	$ 75.00
Income (loss) from investment operations:
Net investment income (loss) (a)	2.09	1.96	1.82	1.69	1.53
Net realized and unrealized gain (loss) (b)	(0.25)	6.04	11.37	6.47	(7.64)
Total from investment operations	1.84	8.00	13.19	8.16	(6.11)
Net equalization credits and charges (a)	0.03	0.01	0.17	0.02	0.03
Other capital	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(2.03)	(1.83)	(1.71)	(1.66)	(1.02)
Net realized gains	—	—	—	(0.05)	—
Total distributions	(2.03)	(1.83)	(1.71)	(1.71)	(1.02)
Net asset value, end of period	$ 92.04	$ 92.20	$ 86.02	$ 74.37	$ 67.90
Total return (d)	2.25%	9.36%	18.16%	12.22%	(8.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$82,838	$165,962	$146,234	$96,683	$81,474
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%(e)
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	2.39%	2.17%	2.28%	2.38%	2.42%(e)
Portfolio turnover rate (f)	15%	17%	12%	12%	4%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
149

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive Canada ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 59.34	$ 59.62	$ 52.66	$ 46.60	$ 59.82
Income (loss) from investment operations:
Net investment income (loss) (a)	1.66	1.28	1.17	1.13	1.18
Net realized and unrealized gain (loss) (b)	0.86	(0.21)	6.80	5.90	(13.19)
Total from investment operations	2.52	1.07	7.97	7.03	(12.01)
Net equalization credits and charges (a)	(0.02)	(0.14)	0.09	0.11	0.40
Distributions to shareholders from:
Net investment income	(1.56)	(1.21)	(1.10)	(1.08)	(1.61)
Net asset value, end of period	$ 60.28	$ 59.34	$ 59.62	$ 52.66	$ 46.60
Total return (c)	4.61%	1.54%	15.52%	15.62%	(19.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,100	$23,738	$38,753	$18,430	$ 9,319
Ratios to average net assets:
Total expenses	0.20%	0.30%	0.30%	0.30%	0.30%
Net expenses	0.14%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.92%	2.15%	2.11%	2.30%	2.21%
Portfolio turnover rate (d)	8%	29%	17%	21%	15%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
150

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	Year Ended 9/30/19	Year Ended 9/30/18	For the Period 10/25/16* - 9/30/17
Net asset value, beginning of period	$ 69.94	$ 70.74	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.95	2.10	1.72
Net realized and unrealized gain (loss) (b)	(2.68)	(1.07)	10.56
Total from investment operations	(0.73)	1.03	12.28
Net equalization credits and charges (a)	0.06	0.04	0.02
Distributions to shareholders from:
Net investment income	(1.93)	(1.62)	(1.56)
Net realized gains	—	(0.25)	—
Total distributions	(1.93)	(1.87)	(1.56)
Net asset value, end of period	$ 67.34	$ 69.94	$ 70.74
Total return (c)	(0.79)%	1.48%	20.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$84,177	$76,937	$45,980
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%(d)
Net expenses	0.20%	0.20%	0.20%(d)
Net investment income (loss)	2.97%	2.93%	2.83%(d)
Portfolio turnover rate (e)	6%	5%	9%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
151

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE StrategicFactors ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 64.08	$ 63.16	$ 55.43	$52.68	$57.28
Income (loss) from investment operations:
Net investment income (loss) (a)	1.84	1.85	1.90	1.56	1.60
Net realized and unrealized gain (loss) (b)	(1.08)	0.64	6.86	2.70	(4.56)
Total from investment operations	0.76	2.49	8.76	4.26	(2.96)
Other capital	0.00(c)	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(1.99)	(1.57)	(1.03)	(1.51)	(1.64)
Net realized gains	—	—	—	—	(0.00)(c)
Total distributions	(1.99)	(1.57)	(1.03)	(1.51)	(1.64)
Net asset value, end of period	$ 62.85	$ 64.08	$ 63.16	$55.43	$52.68
Total return (d)	1.39%	3.95%	15.92%	8.21%	(5.34)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$320,538	$265,941	$192,644	$8,315	$5,268
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	3.02%	2.87%	3.20%	2.89%	2.80%
Portfolio turnover rate (e)	12%	6%	9%	20%	14%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
152

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
	Year Ended 9/30/19	Year Ended 9/30/18	For the Period 10/25/16* - 9/30/17
Net asset value, beginning of period	$ 62.72	$ 65.27	$ 55.00
Income (loss) from investment operations:
Net investment income (loss) (a)	2.15(b)	1.42	1.38
Net realized and unrealized gain (loss) (c)	(4.16)	(3.17)	9.81
Total from investment operations	(2.01)	(1.75)	11.19
Net equalization credits and charges (a)	0.27	0.25	0.17
Other capital	0.05	0.01	0.03
Distributions to shareholders from:
Net investment income	(1.26)	(0.62)	(1.12)
Net realized gains	—	(0.44)	—
Total distributions	(1.26)	(1.06)	(1.12)
Net asset value, end of period	$ 59.77	$ 62.72	$ 65.27
Total return (d)	(2.62)%(b)	(2.41)%	21.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$71,720	$31,358	$16,318
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%(e)
Net investment income (loss)	3.54%(b)	2.10%	2.44%(e)
Portfolio turnover rate (f)	7%	8%	2%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.68 per share and 1.13% of average net assets. If the special dividends were not received during the year ended September 30, 2019, the total return would have been (3.73)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
153

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets StrategicFactors ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 59.60	$ 60.69	$ 53.58	$ 47.58	$ 59.59
Income (loss) from investment operations:
Net investment income (loss) (a)	1.63	1.53	1.40	1.27	1.58
Net realized and unrealized gain (loss) (b)	(2.02)	(1.35)	6.69	5.69	(12.48)
Total from investment operations	(0.39)	0.18	8.09	6.96	(10.90)
Other capital	0.01	0.04	0.01	0.05	0.20
Distributions to shareholders from:
Net investment income	(1.71)	(1.31)	(0.99)	(1.01)	(1.31)
Net realized gains	—	—	—	—	(0.00)(c)
Total distributions	(1.71)	(1.31)	(0.99)	(1.01)	(1.31)
Net asset value, end of period	$ 57.51	$ 59.60	$ 60.69	$ 53.58	$ 47.58
Total return (d)	(0.52)%	0.23%	15.39%	15.00%	(18.29)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$268,867	$266,725	$213,945	$116,539	$71,371
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.84%	2.44%	2.50%	2.59%	2.82%
Portfolio turnover rate (e)	23%	30%	17%	34%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
154

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive Germany ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$60.50	$63.06	$ 52.12	$ 48.44	$53.58
Income (loss) from investment operations:
Net investment income (loss) (a)	1.57	1.13	1.39(b)	1.20	1.24
Net realized and unrealized gain (loss) (c)	(5.65)	(2.06)	10.33	3.33	(5.39)
Total from investment operations	(4.08)	(0.93)	11.72	4.53	(4.15)
Net equalization credits and charges (a)	0.00(d)	(0.05)	0.58	0.20	0.18
Distributions to shareholders from:
Net investment income	(1.61)	(1.58)	(1.36)	(1.05)	(1.17)
Net asset value, end of period	$54.81	$60.50	$ 63.06	$ 52.12	$48.44
Total return (e)	(6.75)%	(1.64)%	23.78%(b)	9.99%	(7.64)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,221	$9,074	$18,917	$13,031	$9,688
Ratios to average net assets:
Total expenses	0.20%	0.30%	0.30%	0.30%	0.30%
Net expenses	0.14%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.85%	1.76%	2.44%(b)	2.37%	2.26%
Portfolio turnover rate (f)	13%	28%	19%	27%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.29 per share and 0.50% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been 23.40%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
155

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive Japan ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$80.23	$ 74.49	$ 67.43	$ 59.76	$ 60.46
Income (loss) from investment operations:
Net investment income (loss) (a)	1.29	1.50	1.16	0.95	0.88
Net realized and unrealized gain (loss) (b)	(5.55)	5.63	6.99	7.42	(0.97)
Total from investment operations	(4.26)	7.13	8.15	8.37	(0.09)
Net equalization credits and charges (a)	0.33	(0.06)	(0.01)	0.27	0.24
Distributions to shareholders from:
Net investment income	(1.93)	(1.33)	(1.08)	(0.96)	(0.84)
Net realized gains	—	—	—	(0.01)	(0.01)
Total distributions	(1.93)	(1.33)	(1.08)	(0.97)	(0.85)
Net asset value, end of period	$74.37	$ 80.23	$ 74.49	$ 67.43	$ 59.76
Total return (c)	(4.71)%	9.52%	12.21%	14.55%	0.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,437	$16,046	$14,897	$13,487	$11,951
Ratios to average net assets:
Total expenses	0.20%	0.30%	0.30%	0.30%	0.30%
Net expenses	0.14%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	1.78%	1.89%	1.67%	1.48%	1.38%
Portfolio turnover rate (d)	4%	53%	22%	23%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
156

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive United Kingdom ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 52.45	$ 52.99	$48.26	$50.14	$57.08
Income (loss) from investment operations:
Net investment income (loss) (a)	2.44	2.34	2.26	1.82	2.18
Net realized and unrealized gain (loss) (b)	(3.96)	(1.29)	3.20	(1.77)	(7.43)
Total from investment operations	(1.52)	1.05	5.46	0.05	(5.25)
Net equalization credits and charges (a)	(0.05)	0.28	1.18	—	0.34
Distributions to shareholders from:
Net investment income	(2.41)	(1.87)	(1.91)	(1.93)	(2.03)
Net asset value, end of period	$ 48.47	$ 52.45	$52.99	$48.26	$50.14
Total return (c)	(2.77)%	2.46%	14.13%	0.18%	(8.85)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,906	$10,489	$5,299	$2,413	$2,507
Ratios to average net assets:
Total expenses	0.20%	0.30%	0.30%	0.31%	0.30%
Net expenses	0.14%	0.30%	0.30%	0.31%	0.30%
Net investment income (loss)	5.01%	4.38%	4.49%	3.71%	3.90%
Portfolio turnover rate (d)	13%	50%	27%	24%	31%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
157

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI World StrategicFactors ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 78.67	$ 72.02	$ 63.75	$57.96	$59.95
Income (loss) from investment operations:
Net investment income (loss) (a)	1.61	1.61	1.58	1.40	1.35
Net realized and unrealized gain (loss) (b)	2.10	6.89	8.20	6.46	(2.04)
Total from investment operations	3.71	8.50	9.78	7.86	(0.69)
Other capital	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.80)	(1.48)	(1.51)	(1.37)	(1.30)
Net realized gains	—	(0.37)	—	(0.70)	(0.00)(c)
Total distributions	(1.80)	(1.85)	(1.51)	(2.07)	(1.30)
Net asset value, end of period	$ 80.58	$ 78.67	$ 72.02	$63.75	$57.96
Total return (d)	4.99%	11.93%	15.53%	13.78%	(1.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,175	$31,468	$21,606	$6,375	$5,796
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.13%	2.13%	2.32%	2.29%	2.18%
Portfolio turnover rate (e)	14%	18%	12%	18%	13%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
158

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 97.31	$ 98.49	$ 81.92	$ 72.62	$ 83.84
Income (loss) from investment operations:
Net investment income (loss) (a)	1.89	1.93	1.71	1.38	1.83
Net realized and unrealized gain (loss) (b)	(3.50)	(1.22)	16.67	10.81	(11.83)
Total from investment operations	(1.61)	0.71	18.38	12.19	(10.00)
Other capital	0.02	0.01	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(2.05)	(1.90)	(1.81)	(2.89)	(1.22)
Net asset value, end of period	$ 93.67	$ 97.31	$ 98.49	$ 81.92	$ 72.62
Total return (d)	(1.56)%	0.63%	23.02%	17.24%	(12.15)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$440,267	$437,903	$413,653	$335,858	$428,447
Ratios to average net assets:
Total expenses	0.49%	0.49%	0.49%	0.49%	0.53%
Net investment income (loss)	2.01%	1.86%	1.98%	1.85%	2.14%
Portfolio turnover rate (e)	14%	5%	4%	1%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
159

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 68.01	$ 67.64	$ 63.21	$ 58.60	$ 64.89
Income (loss) from investment operations:
Net investment income (loss) (a)	2.85	2.84	2.44	2.56	2.70
Net realized and unrealized gain (loss) (b)	(0.34)	(0.04)	4.19	4.87	(6.27)
Total from investment operations	2.51	2.80	6.63	7.43	(3.57)
Net equalization credits and charges (a)	0.04	0.06	0.10	0.08	0.39
Other capital	0.00(c)	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(3.07)	(2.49)	(2.30)	(2.61)	(2.61)
Net realized gains	—	—	—	(0.29)	(0.50)
Total distributions	(3.07)	(2.49)	(2.30)	(2.90)	(3.11)
Net asset value, end of period	$ 67.49	$ 68.01	$ 67.64	$ 63.21	$ 58.60
Total return (d)	3.98%	4.23%	10.83%	13.16%	(5.17)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$276,689	$207,417	$165,725	$104,298	$73,250
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	4.31%	4.12%	3.76%	4.27%	4.16%
Portfolio turnover rate (e)	53%	39%	47%	49%	31%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
160

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 48.50	$ 51.82	$ 47.69	$ 43.31	$ 48.84
Income (loss) from investment operations:
Net investment income (loss) (a)	1.86	1.81	1.73	1.58	1.46
Net realized and unrealized gain (loss) (b)	4.63	(3.55)	4.03	4.23	(5.62)
Total from investment operations	6.49	(1.74)	5.76	5.81	(4.16)
Other capital	0.00(c)	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(1.68)	(1.58)	(1.63)	(1.43)	(1.37)
Net asset value, end of period	$ 53.31	$ 48.50	$ 51.82	$ 47.69	$ 43.31
Total return (d)	13.76%	(3.43)%	12.35%	13.85%	(8.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$399,823	$252,209	$181,377	$85,850	$56,299
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	3.69%	3.61%	3.54%	3.55%	3.03%
Portfolio turnover rate (e)	14%	21%	22%	21%	7%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
161

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive Hong Kong ETF
	Year Ended 9/30/19	For the Period 9/19/18* - 9/30/18
Net asset value, beginning of period	$60.81	$60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.81	0.02
Net realized and unrealized gain (loss) (b)	(2.56)	0.69
Total from investment operations	(0.75)	0.71
Other capital	0.02	0.10
Distributions to shareholders from:
Net investment income	(1.19)	—
Net asset value, end of period	$58.89	$60.81
Total return (c)	(1.29)%	1.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,361	$6,081
Ratios to average net assets:
Total expenses	0.20%	0.20%(d)
Net expenses	0.14%	0.14%(d)
Net investment income (loss)	2.90%	0.80%(d)
Portfolio turnover rate (e)	5%	0%(f)(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount is less than 0.5%.
(g)	Not annualized.
See accompanying notes to financial statements.
162

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2019, the Trust consists of thirty (30) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR EURO STOXX Small Cap ETF
SPDR MSCI ACWI Low Carbon Target ETF
SPDR Solactive Canada ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR Solactive Germany ETF
SPDR Solactive Japan ETF
SPDR Solactive United Kingdom ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR Solactive Hong Kong ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the
163

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Debt obligations (including short- term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
164

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended September 30, 2019:
SPDR EURO STOXX Small Cap ETF
SPDR MSCI ACWI Low Carbon Target ETF
SPDR Solactive Canada ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR Solactive Germany ETF
SPDR Solactive Japan ETF
SPDR Solactive United Kingdom ETF
SPDR S&P Global Dividend ETF
Distributions
The following Fund declares and distributes from net investment income, if any, to its shareholders quarterly:
SPDR S&P Global Dividend ETF
The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:
SPDR EURO STOXX Small Cap ETF
SPDR MSCI ACWI Low Carbon Target ETF
SPDR Solactive Canada ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR Solactive Germany ETF
SPDR Solactive Japan ETF
165

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

SPDR Solactive United Kingdom ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Infrastructure ETF
SPDR Solactive Hong Kong ETF

Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR EURO STOXX Small Cap ETF	0.45%
SPDR MSCI ACWI Low Carbon Target ETF	0.30
SPDR Solactive Canada ETF	0.20
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI EAFE StrategicFactors ETF	0.30
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30
SPDR Solactive Germany ETF	0.20
SPDR Solactive Japan ETF	0.20
SPDR Solactive United Kingdom ETF	0.20
SPDR MSCI World StrategicFactors ETF	0.30
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Global Dividend ETF	0.40
SPDR S&P Global Infrastructure ETF	0.40
SPDR Solactive Hong Kong ETF	0.20
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2020.
The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the SPDR MSCI ACWI Low Carbon Target ETF and the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, will be limited to 0.20% of each Fund’s average daily net assets. Each contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived or reimbursed. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so. Each waiver and/or reimbursement may be cancelled or modified at any time after January 31, 2020. For the period ended September 30, 2019, the SPDR MSCI ACWI Low Carbon Target ETF and the SPDR
166

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

MSCI EAFE Fossil Fuel Reserves Free ETF waived $92,488 and $74,711, respectively. Each waiver and/or reimbursement may not be terminated prior to January 31, 2020 except with the approval of the Funds’ Board of Trustees.
The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the SPDR Solactive Canada ETF, SPDR Solactive Germany ETF, SPDR Solactive Japan ETF, SPDR Solactive United Kingdom ETF and SPDR Solactive Hong Kong ETF will be limited to 0.14% of each Fund's average daily net assets. Each contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived or reimbursed. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and each waiver may be cancelled or modified at any time after January 31, 2020. For the period ended September 30, 2019, the SPDR Solactive Canada ETF, SPDR Solactive Germany ETF, SPDR Solactive Japan ETF, SPDR Solactive United Kingdom ETF and SPDR Solactive Hong Kong ETF waived $13,651, $4,976, $5,920, $5,956 and $4,467 respectively.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank & Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio III, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2019 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
167

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended September 30, 2019, were as follows:
	Purchases	Sales
SPDR EURO STOXX Small Cap ETF	$ 9,134,335	$ 9,367,951
SPDR MSCI ACWI Low Carbon Target ETF	14,332,169	18,100,504
SPDR Solactive Canada ETF	1,680,227	1,735,959
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	4,435,600	4,431,127
SPDR MSCI EAFE StrategicFactors ETF	35,466,294	32,868,788
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	34,079,394	3,638,338
SPDR MSCI Emerging Markets StrategicFactors ETF	71,969,890	63,125,966
SPDR Solactive Germany ETF	1,014,033	1,044,747
SPDR Solactive Japan ETF	397,055	642,240
SPDR Solactive United Kingdom ETF	1,273,317	1,240,393
SPDR MSCI World StrategicFactors ETF	3,626,876	3,477,267
SPDR S&P Emerging Asia Pacific ETF	92,045,531	64,740,833
SPDR S&P Global Dividend ETF	130,942,233	128,530,135
SPDR S&P Global Infrastructure ETF	49,939,861	42,168,657
SPDR Solactive Hong Kong ETF	1,867,287	383,562
For the period ended September 30, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR EURO STOXX Small Cap ETF	$ —	$10,915,412	$ (355,274)
SPDR MSCI ACWI Low Carbon Target ETF	23,667,007	90,519,955	13,823,136
SPDR Solactive Canada ETF	1,421,059	4,365,806	436,135
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	16,314,198	6,366,581	895,817
SPDR MSCI EAFE StrategicFactors ETF	76,520,688	20,417,357	2,345,148
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	11,110,621	—	—
SPDR MSCI Emerging Markets StrategicFactors ETF	8,340,803	5,917,780	1,283,996
SPDR Solactive Germany ETF	1,330,179	1,349,267	(19,657)
SPDR Solactive Japan ETF	—	6,932,785	(569,386)
SPDR Solactive United Kingdom ETF	2,392,177	1,289,496	38,468
SPDR MSCI World StrategicFactors ETF	7,540,909	15,384,210	2,142,172
SPDR S&P Emerging Asia Pacific ETF	15,217,565	23,486,682	6,495,141
SPDR S&P Global Dividend ETF	93,013,930	29,178,517	2,844,064
SPDR S&P Global Infrastructure ETF	112,880,667	5,745,312	1,048,211
SPDR Solactive Hong Kong ETF	127,331	—	—
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for nontaxable dividend adjustments to income, in-kind transactions, passive foreign investment company gains and losses and wash sale loss deferrals. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the periods ended September 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR EURO STOXX Small Cap ETF	$ 598,209	$—	$ 598,209
SPDR MSCI ACWI Low Carbon Target ETF	2,546,683	—	2,546,683
SPDR Solactive Canada ETF	618,682	—	618,682
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	2,127,783	—	2,127,783
SPDR MSCI EAFE StrategicFactors ETF	8,422,134	—	8,422,134
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	820,869	—	820,869
SPDR MSCI Emerging Markets StrategicFactors ETF	7,885,947	—	7,885,947
SPDR Solactive Germany ETF	241,939	—	241,939
SPDR Solactive Japan ETF	313,379	—	313,379
SPDR Solactive United Kingdom ETF	450,912	—	450,912
SPDR MSCI World StrategicFactors ETF	637,363	—	637,363
SPDR S&P Emerging Asia Pacific ETF	9,768,703	—	9,768,703
SPDR S&P Global Dividend ETF	11,452,864	—	11,452,864
SPDR S&P Global Infrastructure ETF	10,356,948	—	10,356,948
SPDR Solactive Hong Kong ETF	143,753	—	143,753
169

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

The tax character of distributions paid during the periods ended September 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR EURO STOXX Small Cap ETF	$ 716,377	$ —	$ 716,377
SPDR MSCI ACWI Low Carbon Target ETF	3,105,868	—	3,105,868
SPDR Solactive Canada ETF	809,694	—	809,694
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	1,651,338	—	1,651,338
SPDR MSCI EAFE StrategicFactors ETF	5,556,394	—	5,556,394
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	356,633	—	356,633
SPDR MSCI Emerging Markets StrategicFactors ETF	5,284,674	—	5,284,674
SPDR Solactive Germany ETF	251,826	—	251,826
SPDR Solactive Japan ETF	324,635	—	324,635
SPDR Solactive United Kingdom ETF	488,238	—	488,238
SPDR MSCI World StrategicFactors ETF	617,481	—	617,481
SPDR S&P Emerging Asia Pacific ETF	8,629,436	—	8,629,436
SPDR S&P Global Dividend ETF	6,810,482	—	6,810,482
SPDR S&P Global Infrastructure ETF	6,140,614	—	6,140,614
SPDR Solactive Hong Kong ETF	—	—	—
At September 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR EURO STOXX Small Cap ETF	$ 82,488	$ (2,408,353)	$—	$ (1,734,708)	$ (4,060,573)
SPDR MSCI ACWI Low Carbon Target ETF	518,888	(1,644,592)	—	6,937,217	5,811,513
SPDR Solactive Canada ETF	227,252	(1,197,843)	—	718,591	(252,000)
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	695,337	(844,519)	—	(184,332)	(333,514)
SPDR MSCI EAFE StrategicFactors ETF	3,584,325	(5,596,665)	—	4,819,344	2,807,004
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	1,148,670	(1,344,319)	—	(1,684,667)	(1,880,316)
SPDR MSCI Emerging Markets StrategicFactors ETF	3,500,871	(20,659,649)	—	9,863,401	(7,295,377)
SPDR Solactive Germany ETF	—	(1,189,633)	—	(949,279)	(2,138,912)
SPDR Solactive Japan ETF	99,100	(1,275,715)	—	(836,390)	(2,013,005)
SPDR Solactive United Kingdom ETF	53,443	(1,134,742)	—	(957,124)	(2,038,423)
SPDR MSCI World StrategicFactors ETF	196,830	(354,034)	—	1,017,637	860,433
SPDR S&P Emerging Asia Pacific ETF	5,834,225	(67,931,277)	—	27,696,875	(34,400,177)
SPDR S&P Global Dividend ETF	942,327	(12,826,569)	—	(708,675)	(12,592,917)
SPDR S&P Global Infrastructure ETF	3,067,896	(28,779,743)	—	36,861,616	11,149,769
SPDR Solactive Hong Kong ETF	68,514	(35,045)	—	(236,021)	(202,552)
As of September 30, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR EURO STOXX Small Cap ETF	$ 1,917,682	$ 490,671
SPDR MSCI ACWI Low Carbon Target ETF	458,597	1,185,995
SPDR Solactive Canada ETF	214,903	982,940
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	336,308	508,211
SPDR MSCI EAFE StrategicFactors ETF	1,580,101	4,016,564
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	618,860	725,459
SPDR MSCI Emerging Markets StrategicFactors ETF	7,464,501	13,195,148
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Solactive Germany ETF	$ 99,508	$ 1,090,125
SPDR Solactive Japan ETF	754,958	520,757
SPDR Solactive United Kingdom ETF	399,974	734,768
SPDR MSCI World StrategicFactors ETF	97,651	256,383
SPDR S&P Emerging Asia Pacific ETF	16,921,341	51,009,936
SPDR S&P Global Dividend ETF	8,738,277	4,088,292
SPDR S&P Global Infrastructure ETF	3,057,959	25,721,784
SPDR Solactive Hong Kong ETF	35,045	—
As of September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR EURO STOXX Small Cap ETF	$ 19,044,872	$ 803,839	$ 2,536,273	$ (1,732,434)
SPDR MSCI ACWI Low Carbon Target ETF	77,142,629	12,273,233	5,329,773	6,943,460
SPDR Solactive Canada ETF	21,161,885	1,922,194	1,203,774	718,420
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	87,665,309	7,446,391	7,625,492	(179,101)
SPDR MSCI EAFE StrategicFactors ETF	325,201,022	28,171,671	23,329,240	4,842,431
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	72,520,728	3,901,588	5,573,139	(1,671,551)
SPDR MSCI Emerging Markets StrategicFactors ETF	258,864,921	35,519,926	25,332,066	10,187,860
SPDR Solactive Germany ETF	9,034,649	365,774	1,309,950	(944,176)
SPDR Solactive Japan ETF	8,915,836	334,552	1,170,703	(836,151)
SPDR Solactive United Kingdom ETF	11,806,959	429,734	1,386,626	(956,892)
SPDR MSCI World StrategicFactors ETF	23,355,238	2,277,247	1,258,789	1,018,458
SPDR S&P Emerging Asia Pacific ETF	416,265,165	105,145,318	77,447,143	27,698,175
SPDR S&P Global Dividend ETF	290,302,289	14,048,218	14,749,035	(700,817)
SPDR S&P Global Infrastructure ETF	364,263,491	48,141,400	11,278,521	36,862,879
SPDR Solactive Hong Kong ETF	7,574,150	343,542	579,542	(236,000)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR EURO STOXX Small Cap ETF	$ 886,497	$ 440,165	$ 501,731	$ 941,896
SPDR MSCI ACWI Low Carbon Target ETF	3,239,004	1,636,978	1,766,808	3,403,786
SPDR Solactive Canada ETF	2,954,996	916,834	2,211,190	3,128,024
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	6,346,450	3,926,093	2,782,546	6,708,639
SPDR MSCI EAFE StrategicFactors ETF	19,536,975	11,814,924	8,795,895	20,610,819
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	1,414,463	458,521	1,051,379	1,509,900
SPDR MSCI Emerging Markets StrategicFactors ETF	5,820,843	1,941,419	4,265,028	6,206,447
SPDR Solactive Japan ETF	1,141,709	743,609	465,671	1,209,280
SPDR Solactive United Kingdom ETF	4,916	—	4,979	4,979
SPDR MSCI World StrategicFactors ETF	786,045	307,622	518,848	826,470
SPDR S&P Emerging Asia Pacific ETF	12,182,361	4,444,940	8,953,824	13,398,764
SPDR S&P Global Dividend ETF	32,233,675	14,467,092	19,693,275	34,160,367
SPDR S&P Global Infrastructure ETF	14,943,615	1,828,735	14,053,122	15,881,857
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2019:
		Remaining Contractual Maturity of the Agreements As of September 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR EURO STOXX Small Cap ETF	Common Stocks	$ 440,165	$—	$—	$—	$ 440,165	$ 440,165
SPDR MSCI ACWI Low Carbon Target ETF	Common Stocks	1,636,978	—	—	—	1,636,978	1,636,978
SPDR Solactive Canada ETF	Common Stocks	916,834	—	—	—	916,834	916,834
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	Common Stocks	3,925,834	—	—	—	3,925,834	3,925,834
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	Rights	259	—	—	—	259	259
SPDR MSCI EAFE StrategicFactors ETF	Common Stocks	11,814,924	—	—	—	11,814,924	11,814,924
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	Common Stocks	458,521	—	—	—	458,521	458,521
SPDR MSCI Emerging Markets StrategicFactors ETF	Common Stocks	1,941,419	—	—	—	1,941,419	1,941,419
SPDR Solactive Japan ETF	Common Stocks	743,609	—	—	—	743,609	743,609

SPDR MSCI World StrategicFactors ETF	Common Stocks	307,622	—	—	—	307,622	307,622
SPDR S&P Emerging Asia Pacific ETF	Common Stocks	4,444,940	—	—	—	4,444,940	4,444,940
SPDR S&P Global Dividend ETF	Common Stocks	14,467,092	—	—	—	14,467,092	14,467,092
SPDR S&P Global Infrastructure ETF	Common Stocks	1,828,735	—	—	—	1,828,735	1,828,735
172

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

9.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The following Funds participate in the credit facility as of September 30, 2019:
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
The Funds had no outstanding loans as of September 30, 2019.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
173

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of SPDR Index Shares Funds and Shareholders of each of the fifteen funds listed below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments as indicated with an * below, of each of the funds listed below (fifteen of the funds constituting SPDR Index Shares Funds, hereafter collectively referred to as the "Funds") as of September 30, 2019, the related statements of operations and of changes in net assets for each of the periods indicated below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations and the changes in each of their net assets for each of the periods indicated below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
SPDR EURO STOXX Small Cap ETF (1)
SPDR MSCI ACWI Low Carbon Target ETF (1)*
SPDR Solactive Canada ETF (1)
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF (1)
SPDR MSCI EAFE StrategicFactors ETF (1)
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF (1)
SPDR MSCI Emerging Markets StrategicFactors ETF (1)*
SPDR Solactive Germany ETF (1)
SPDR Solactive Japan ETF (1)
SPDR Solactive United Kingdom ETF (1)
SPDR MSCI World StrategicFactors ETF (1)*
SPDR S&P Emerging Asia Pacific ETF (1)
SPDR S&P Global Dividend ETF (1)
SPDR S&P Global Infrastructure ETF (1)
SPDR Solactive Hong Kong ETF (2)
(1) Statement of operations for the year ended September 30, 2019 and statements of changes in net assets for the years ended September 30, 2019 and 2018
(2) Statement of operations for the year ended September 30, 2019 and statements of changes in net assets for the year ended September 30, 2019 and for the period September 18, 2018 (inception date) through September 30, 2018
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
174

Report of Independent Registered Public Accounting Firm

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 26, 2019
We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.
175

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
September 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2019 to September 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR EURO STOXX Small Cap ETF	0.45%	$1,025.80	$2.29	$1,022.80	$2.28
SPDR MSCI ACWI Low Carbon Target ETF	0.20	1,042.70	1.02	1,024.10	1.01
SPDR Solactive Canada ETF	0.14	1,058.20	0.72	1,024.40	0.71
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20	1,033.10	1.02	1,024.10	1.01
SPDR MSCI EAFE StrategicFactors ETF	0.30	1,031.60	1.53	1,023.60	1.52
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30	962.10	1.48	1,023.60	1.52
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30	982.10	1.49	1,023.60	1.52
SPDR Solactive Germany ETF	0.14	1,027.80	0.71	1,024.40	0.71
SPDR Solactive Japan ETF	0.14	1,039.30	0.72	1,024.40	0.71
SPDR Solactive United Kingdom ETF	0.14	986.60	0.70	1,024.40	0.71
SPDR MSCI World StrategicFactors ETF	0.30	1,056.30	1.55	1,023.60	1.52
SPDR S&P Emerging Asia Pacific ETF	0.49	955.00	2.40	1,022.60	2.48
SPDR S&P Global Dividend ETF	0.40	1,041.40	2.05	1,023.10	2.03
SPDR S&P Global Infrastructure ETF	0.40	1,054.30	2.06	1,023.10	2.03
SPDR Solactive Hong Kong ETF	0.14	897.90	0.67	1,024.40	0.71
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 365.
176

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable during the fiscal year ended September 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Foreign Tax Credit
The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended September 30, 2019, the total amount of foreign taxes that will be passed through are:
Amount
SPDR EURO STOXX Small Cap ETF	$ 49,039
SPDR Solactive Canada ETF	46,637
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	152,624
SPDR MSCI EAFE StrategicFactors ETF	592,752
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	168,612
SPDR MSCI Emerging Markets StrategicFactors ETF	1,061,750
SPDR Solactive Germany ETF	36,470
SPDR Solactive Japan ETF	18,111
SPDR Solactive United Kingdom ETF	3,910
SPDR S&P Emerging Asia Pacific ETF	1,391,781
SPDR S&P Global Dividend ETF	579,154
SPDR S&P Global Infrastructure ETF	524,918
The amount of foreign source income earned on the following Funds during the year ended September 30, 2019 were as follows:
Amount
SPDR EURO STOXX Small Cap ETF	$ 568,620
SPDR Solactive Canada ETF	758,092
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	2,531,111
SPDR MSCI EAFE StrategicFactors ETF	9,614,667
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	2,029,297
SPDR MSCI Emerging Markets StrategicFactors ETF	9,482,717
SPDR Solactive Germany ETF	276,475
177

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Amount
SPDR Solactive Japan ETF	$ 200,848
SPDR Solactive United Kingdom ETF	499,640
SPDR S&P Emerging Asia Pacific ETF	12,352,179
SPDR S&P Global Dividend ETF	9,833,369
SPDR S&P Global Infrastructure ETF	8,914,750
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
Approval of Advisory Agreement
At an in-person meeting held prior to September 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR
178

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
179

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
180

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	125	None.
BONNY EUGENIA BOATMAN c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	125	None.
DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	125	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	125	Putnam Acquisition
Financing Inc.
(Director); Putnam
Acquisition
Financing LLC
(Director); Putnam
GP Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director);
University of Notre
					Dame (Trustee).
SANDRA G. SPONEM c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	125	Guggenheim / Rydex Funds (Trustee).
181

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	188	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
182

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (witrh respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016);
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
183

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 - April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit spdrs.com today.
ssga.com | spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., or Solactive AG. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2019 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2020 SPDRIDEXAR

Annual Report
September 30, 2019
SPDR® Index Shares Funds
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The EURO STOXX 50 Index is a market capitalization weighted index designed to represent the performance of some of the largest companies across components of the 19 EURO STOXX Supersector Indexes. The EURO STOXX Supersector Indexes are subsets of the EURO STOXX Index. The EURO STOXX Index is a broad yet liquid subset of the STOXX Europe 600 Index. The Index captures approximately 60% of the free-float market capitalization of the EURO STOXX Total Market Index, which in turn covers approximately 95% of the free float market capitalization of the represented countries.
The MSCI ACWI ex-USA Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States.
The S&P Emerging Markets Dividend Opportunities Index is comprised of 100 of the highest yielding emerging markets stocks that meet certain investability requirements. The Index includes publicly traded companies with market capitalizations of at least U.S. $1 billion, float-adjusted market capitalization of U.S. $300 million and three-month average daily value traded above the liquidity threshold of U.S. $1 million as of the rebalancing reference date. Stocks must have a positive, cumulative three-year earnings growth and stocks must be profitable, as measured by positive earnings per share before extraordinary items, over the latest 12-month period as of the rebalancing reference date.
The S&P® Emerging Markets Under USD2 Billion Index (the “Index”) is a float adjusted market capitalization weighted index that represents the small capitalization segment of emerging countries included in the S&P Global BMI Index. A country will be eligible for inclusion in the Global Equity Index if it is classified as either a developed or emerging market by the S&P Global Equity Index Committee. All publicly listed companies with float-adjusted market capitalization of at least of $100 million and sufficient liquidity based on 12-month median value traded ratio and 6-month median daily value traded are included for each country.
The S&P International Dividend Opportunities® Index is designed to measure the performance of the 100 highest dividend-yielding common stocks and ADRs listed in primary exchanges of countries included in the S&P/Citigroup Broad Market Index.
See accompanying notes to financial statements.
1

SPDR EURO STOXX 50 ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR EURO STOXX 50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the EURO STOXX 50 Index. The Fund’s benchmark is the EURO STOXX 50 Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 1.43%, and the Index was 1.31%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
In the fourth quarter of 2018, signs of sluggish growth weighed across continental Europe which led to a change in commentary from the European Central Bank. Mario Draghi (President of the ECB) acknowledged the “loss of growth in momentum” and in December effectively ended its quantitative easing program even as Draghi noted that incoming data had been weaker than expected and referenced geopolitical factors, protectionism and financial market volatility as key risks. The Fund declined 12.84% for the quarter. The first quarter of 2019 European equity markets rose as many of the supportive trends applicable to risk sentiment globally also benefited European shares. The ECB acknowledged the forecast for slower growth conditions in Europe and the flexibility to use a variety of tools to stimulate sustained inflation reinforced market confidence in central bank support. The Fund increased 10.10% for the quarter. The second quarter of 2019 was helped by the ECB President Mario Draghi’s comments that the bank was prepared to provide further monetary policy support. In the middle of the quarter the ECB reiterated that interest rates should remain at current levels through the end of the year. The Fund increased 7.20% for the quarter. The third quarter of 2019 was hurt by weakening currencies, weak economic data, and a warning from the ECB that stronger policies would likely be needed to help support growth. These factors led the Fund to decrease 1.40%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were ASML Holding NV, Enel SpA, and Iberdrola SA. The top negative contributors to the Fund’s performance during the Reporting Period were BASF SE, Bayer AG, and Total SA.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR EURO STOXX 50 ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Euro Stoxx 50 Index	Net Asset Value	Market Value	Euro Stoxx 50 Index
ONE YEAR	1.43%	1.51%	1.31%	1.43%	1.51%	1.31%
FIVE YEARS	10.25%	10.61%	9.16%	1.97%	2.04%	1.77%
TEN YEARS	28.31%	27.81%	24.49%	2.52%	2.48%	2.22%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR EURO STOXX 50 ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.29%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR EURO STOXX 50 ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
TOTAL SA	5.0%
SAP SE	4.6
Linde PLC	3.8
LVMH Moet Hennessy Louis Vuitton SE	3.8
ASML Holding NV	3.8
Sanofi	3.7
Allianz SE	3.5
Unilever NV	3.1
Siemens AG	3.0
Anheuser-Busch InBev SA	2.9
TOTAL	37.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

		% of Net Assets
	Financials	17.1%
	Consumer Discretionary	13.3
	Industrials	12.7
	Consumer Staples	11.4
	Information Technology	10.4
	Materials	9.3
	Health Care	8.3
	Energy	6.4
	Utilities	5.3
	Communication Services	5.2
	Short-Term Investment	0.0 *
	Other Assets in Excess of Liabilities	0.6
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR MSCI ACWI ex-US ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI ACWI ex-US ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon broad based world (ex-US) equity markets. The Fund’s benchmark is the MSCI All Country World Index ex USA Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was –0.61%, and the Index was –1.23%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash drag, lending, compounding and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.
The MSCI ACWI ex-US ETF ended the Reporting Period in slightly negative territory. One of the main culprits for the lackluster performance was the fourth quarter of 2018. Just about any asset class with any sensitivity to economic growth suffered during this period. Uncertainty associated with erratic policy decisions and pronouncements along with sluggish growth concerns from the European Central bank, rising interest rates in Asia as well as slower growth concerns in China weighing heavily on global markets were just some of the main culprits. Thankfully, there is an investment adage that equity markets have a tendency to ride the elevator on the way down and then take the stairs on the way back up. A vigorous rally ensued in the first quarter of 2019 which put many markets within spitting distance of the highs notched during the summer and fall of 2018. During the second quarter of 2019, the markets then begin to flatten out, relatively speaking. The MSCI Europe Index advanced 4.5% in the quarter, helped in particular by ECB President Mario Draghi’s comments that the bank was prepared to provide further monetary policy support if required. Although Asia Pacific equities underperformed the global index outcome for the quarter, MSCI Pacific still delivered a healthy return of 2.4% in the period. Finally, The MSCI Emerging Markets Index underperformed its developed market counterpart with a gain of just 0.6%. Firm gains by MSCI Brazil (+7.1) and MSCI South Africa (+6.6%) were offset by a 4.0% decline by MCI China as trade-related worries took hold. The ACWI ex-US ETF would end the Reporting Period in negative territory, weak economic data coupled with the US-China trade conflict being at the forefront of the global economic issues being faced during this timeframe.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Nestle S.A., Roche Holding AG, and Novartis AG. The top negative contributors to the Fund’s performance during the Reporting Period were SoftBank Group Corp., TOTAL SA, and Baidu, Inc. Sponsored ADR Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of
See accompanying notes to financial statements.
5

SPDR MSCI ACWI ex-US ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
any fund.
See accompanying notes to financial statements.
6

SPDR MSCI ACWI ex-US ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI Ex USA Index	Net Asset Value	Market Value	MSCI ACWI Ex USA Index
ONE YEAR	– 0.61%	– 0.45%	– 1.23%	– 0.61%	– 0.45%	– 1.23%
FIVE YEARS	16.94%	16.96%	15.38%	3.18%	3.18%	2.90%
TEN YEARS	55.68%	55.03%	54.63%	4.53%	4.48%	4.45%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI ACWI Ex-US ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.34% (0.30% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the Fund, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.30% of the Fund’s average daily net assets.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR MSCI ACWI ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Nestle SA	1.7%
Tencent Holdings, Ltd.	1.2
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1.2
Alibaba Group Holding, Ltd. ADR	1.2
Roche Holding AG	1.1
Novartis AG	1.0
Samsung Electronics Co., Ltd. GDR	1.0
Toyota Motor Corp.	0.8
HSBC Holdings PLC	0.8
BP PLC	0.7
TOTAL	10.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Financials	21.3%
Industrials	12.2
Consumer Discretionary	11.4
Consumer Staples	10.1
Information Technology	8.9
Health Care	8.7
Communication Services	7.0
Materials	7.0
Energy	6.7
Utilities	3.3
Real Estate	2.8
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR S&P Emerging Markets Dividend ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Emerging Markets Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks dividend paying securities of publicly-traded companies in emerging markets. The Fund’s benchmark is the S&P Emerging Markets Dividend Opportunities Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 1.09%, and the Index was 2.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, trading costs, depository receipts and slight security misweights have contributed to the difference between the Fund’s performance and that of the Index.
During the Reporting Period, there has been a continuing increase in geopolitical tensions which have had a negative impact on the Fund’s return. Some of the more prominent examples include the burgeoning trade war between the US and China, continued US and Russia tensions, growing protectionism and continued concerns regarding Iran and North Korea’s nuclear programs. For non-geopolitical issues, slowing growth in China has negatively impacted the returns during the Reporting Period despite continued efforts by the Chinese authorities to help mitigate the slow down. The ongoing trade war with the US and increasing tariffs made an appreciable impact on this slowdown offsetting actions by the Chinese government. Additionally, emerging markets have been broadly hurt by a strengthening US dollar, which was up around 2% against a basket of emerging currencies. This is particularly impactful for many of the Emerging Market countries due to the propensity to have borrowed in US Dollars which has led to increases in both debt servicing concerns and capital outflows. Additionally, some of the emerging market countries have been negatively impacted by increased volatility in commodity prices.
On the country level, the top positive contributors were Russia, Taiwan and Indonesia. The bottom contributing countries were South Africa Thailand and Poland. On sector level, Information Technology, Utilities and Real Estate were the top contributing sectors to the Fund’s return. Materials, Consumer Staples and Consumer Discretionary were the bottom contributing sectors to the Fund’s return.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Gazprom PJSC Sponsored ADR, Longfor Group Holdings Ltd., and PT Bank Rakyat Indonesia (Persero) Tbk Class B. The top negative contributors to the Fund’s performance during the Reporting Period were Hengan International Group Co., Ltd., Truworths International Limited, and PTT Global Chemical Plc NVDR.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR S&P Emerging Markets Dividend ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Emerging Markets Dividend Opportunities Index	Net Asset Value	Market Value	S&P Emerging Markets Dividend Opportunities Index
ONE YEAR	1.09%	0.87%	2.11%	1.09%	0.87%	2.11%
FIVE YEARS	– 0.19%	– 0.54%	6.27%	– 0.04%	– 0.11%	1.22%
SINCE INCEPTION(1)	– 11.37%	– 11.78%	0.06%	– 1.39%	– 1.45%	0.01%

(1)	For the period February 23, 2011 to September 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Emerging Markets Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.49%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR S&P Emerging Markets Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
PTT PCL NVDR	3.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3.1
China Resources Land, Ltd.	3.1
China Mobile, Ltd.	3.0
Hengan International Group Co., Ltd.	2.9
CNOOC, Ltd.	2.9
PTT Exploration & Production PCL NVDR	2.9
PTT Global Chemical PCL NVDR	2.8
Formosa Plastics Corp.	2.6
CITIC, Ltd.	2.5
TOTAL	29.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Financials	26.3%
Materials	11.2
Energy	10.7
Consumer Staples	8.8
Real Estate	8.4
Industrials	8.1
Utilities	7.7
Information Technology	7.2
Communication Services	6.3
Consumer Discretionary	3.6
Health Care	1.2
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P Emerging Markets Small Cap ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Emerging Markets Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the small capitalization segment of global emerging market countries. The Fund’s benchmark is the S&P Emerging Markets Under USD2 Billion Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was –0.07%, and the Index was –0.08%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights, and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
Despite market volatility due to US-China trade tensions, geopolitical uncertainty and mixed macroecnomic data globally, emerging market small cap equities traded sideways over the Reporting Period and posted a miniscule loss. China was one of the worst performing markets as signs of slower growth and the escalation in the US-China trade conflict weighed on the market. Taiwan, the largest country weight in the Fund, was a top contributor, helped by the rebound of technology stocks. Stocks in Brazil also performed well after rallying in the early part of 2019 as President Bolsonaro was officially sworn in on January 1 and his economy minister emphasized the importance of market friendly policies such as social security reform. The factors driving emerging market small cap equity returns did not cause much divergence in the emerging large and mid-cap space; the S&P Emerging LargeMidCap Index advanced just over 1% over the same period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Impala Platinum Holdings Limited, Accton Technology Corp., and BR Malls Participacoes S.A.. The top negative contributors to the Fund’s performance during the Reporting Period were China Shanshui Cement Group Ltd., KCE Electronics Public Co., Ltd. NVDR, and ArtGo Holdings Ltd..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR S&P Emerging Markets Small Cap ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Emerging Markets Under USD2 Billion Index	Net Asset Value	Market Value	S&P Emerging Markets Under USD2 Billion Index
ONE YEAR	– 0.07%	– 0.18%	– 0.08%	– 0.07%	– 0.18%	– 0.08%
FIVE YEARS	3.28%	3.83%	2.40%	0.65%	0.75%	0.48%
TEN YEARS	32.88%	31.72%	44.94%	2.88%	2.79%	3.78%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Emerging Markets Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.65%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR S&P Emerging Markets Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Silergy Corp.	0.4%
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	0.3
Radiant Opto-Electronics Corp.	0.3
Northam Platinum, Ltd.	0.3
Tripod Technology Corp.	0.3
Unimicron Technology Corp.	0.3
CVC Brasil Operadora e Agencia de Viagens SA	0.3
Simplo Technology Co., Ltd.	0.3
Chicony Electronics Co., Ltd.	0.3
Far Eastern International Bank	0.3
TOTAL	3.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Information Technology	18.2%
Industrials	15.1
Consumer Discretionary	15.0
Materials	11.1
Real Estate	9.6
Financials	8.7
Health Care	6.4
Consumer Staples	5.9
Communication Services	3.7
Utilities	3.4
Energy	2.4
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P International Dividend ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P International Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks exchange-listed common stocks of companies domiciled in countries outside of the United States that offer high dividend yields. The Fund’s benchmark is the S&P International Dividend Opportunities Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 7.12%, and the Index was 7.35%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, income from securities lending, cash drag, transaction costs, compounding differences resulting from performance volatility, and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.
Global equity markets had a slow start to the fiscal year as the S&P International Dividend Opportunities Index lost over 6% of its value in fiscal Q1. The Index then proceeded to recoup most of that loss in fiscal Q2 when it gained over 5%. The Index gained 7.35% with the appreciation of dividend stock over the course of the fiscal year. The previously cited Q1 loss was a reflection of oil prices dropping more than 30% primarily due to sanctions on Iranian oil exports, Brexit uncertainty in the UK, and trade relations between the US and China. From a market cap weighted Index perspective, it was the worst performing quarter globally in seven years. As the calendar turned to 2019, markets rallied off of the lower growth expectations resulting from fiscal Q1. This helped the markets rebound as central banks were essentially forced to shift away from tighter monetary policy in an effort to alleviate recession fears. During the second half of the fiscal year, global markets saw rates cut in the US (followed by the S&P 500’s first journey above 3,000) offsetting global trade tensions, geopolitical concerns, and increased volatility in both oil and gold prices to earn the Index’s positive return for the overall period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Iberdrola SA, ICA Gruppen AB, and Transurban Group Ltd.. The top negative contributors to the Fund’s performance during the Reporting Period were DS Smith Plc, Carnival plc, and Shoprite Holdings Limited.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR S&P International Dividend ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P International Dividend Opportunities Index	Net Asset Value	Market Value	S&P International Dividend Opportunities Index
ONE YEAR	7.12%	7.47%	7.35%	7.12%	7.47%	7.35%
FIVE YEARS	6.54%	6.53%	9.19%	1.27%	1.27%	1.77%
TEN YEARS	25.81%	25.12%	29.88%	2.32%	2.27%	2.65%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P International Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR S&P International Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
EDP - Energias de Portugal SA	2.0%
BCE, Inc.	1.9
Enagas SA	1.9
Eni SpA	1.9
Orange SA	1.9
GlaxoSmithKline PLC	1.8
Westpac Banking Corp.	1.8
TOTAL SA	1.7
A2A SpA	1.6
Elisa Oyj	1.6
TOTAL	18.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Financials	24.4%
Utilities	20.4
Real Estate	18.0
Communication Services	11.9
Industrials	9.2
Energy	5.2
Health Care	4.6
Consumer Staples	2.5
Consumer Discretionary	1.9
Information Technology	1.2
Short-Term Investments	5.3
Liabilities in Excess of Other Assets	(4.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.4%
BELGIUM — 2.9%
Anheuser-Busch InBev SA	614,488	$ 58,563,946
FINLAND — 1.0%
Nokia Oyj	4,111,586	20,843,395
FRANCE — 38.4%
Air Liquide SA	313,595	44,649,688
Airbus SE	418,868	54,432,661
AXA SA	1,513,642	38,663,537
BNP Paribas SA	841,678	40,989,069
Danone SA	470,769	41,479,435
Engie SA	1,356,617	22,155,175
EssilorLuxottica SA	216,256	31,179,559
Kering SA	54,422	27,740,142
L'Oreal SA	179,902	50,385,575
LVMH Moet Hennessy Louis Vuitton SE	195,300	77,639,832
Orange SA	1,495,249	23,465,581
Safran SA	264,162	41,600,066
Sanofi	828,151	76,796,430
Schneider Electric SE	400,876	35,181,315
Societe Generale SA	623,788	17,096,547
TOTAL SA	1,947,966	101,692,047
Vinci SA	404,631	43,592,334
Vivendi SA	639,547	17,556,354
		786,295,347
GERMANY — 27.4%
adidas AG	134,455	41,871,383
Allianz SE	310,035	72,281,325
BASF SE	670,882	46,897,077
Bayer AG	681,169	48,039,464
Bayerische Motoren Werke AG	233,792	16,462,700
Daimler AG	612,661	30,470,645
Deutsche Boerse AG	140,714	21,998,476
Deutsche Post AG	716,879	23,950,336
Deutsche Telekom AG	2,367,194	39,727,520
Fresenius SE & Co. KGaA	299,349	13,998,794
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	105,712	27,359,687
SAP SE	795,253	93,530,311
Siemens AG	583,565	62,506,894
See accompanying notes to financial statements.
18

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Volkswagen AG Preference Shares	133,562	$ 22,723,783
		561,818,395
IRELAND — 1.0%
CRH PLC	581,682	20,032,787
ITALY — 4.8%
Enel SpA	5,670,564	42,353,211
Eni SpA	1,853,534	28,358,820
Intesa Sanpaolo SpA	11,907,933	28,242,400
		98,954,431
NETHERLANDS — 7.7%
ASML Holding NV	310,909	77,027,058
ING Groep NV	2,843,739	29,774,742
Koninklijke Ahold Delhaize NV	805,307	20,153,241
Koninklijke Philips NV	661,028	30,627,737
		157,582,778
SPAIN — 9.3%
Amadeus IT Group SA	314,943	22,565,016
Banco Bilbao Vizcaya Argentaria SA	4,870,461	25,383,384
Banco Santander SA	11,877,261	48,382,400
Iberdrola SA	4,247,346	44,156,029
Industria de Diseno Textil SA	814,370	25,214,260
Telefonica SA	3,402,543	25,969,873
		191,670,962
UNITED KINGDOM — 6.9%
Linde PLC	403,140	78,231,565
Unilever NV	1,064,080	63,977,302
		142,208,867
TOTAL COMMON STOCKS (Cost $2,218,780,398)		2,037,970,908

See accompanying notes to financial statements.
19

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (b) (c) (Cost $300,559)	300,529	$ 300,559
TOTAL INVESTMENTS — 99.4% (Cost $2,219,080,957)		2,038,271,467
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		12,035,747
NET ASSETS — 100.0%		$ 2,050,307,214
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,037,970,908	$—	$—	$2,037,970,908
Short-Term Investment	300,559	—	—	300,559
TOTAL INVESTMENTS	$2,038,271,467	$—	$—	$2,038,271,467
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 3,316,429	$ 3,015,870	$—	$—	300,529	$300,559	$ 1,020
State Street Institutional U.S. Government Money Market Fund, Class G Shares	156,443	156,443	70,443,297	70,599,740	—	—	—	—	20,263
State Street Navigator Securities Lending Government Money Market Portfolio	2,152,850	2,152,850	457,590,731	459,743,581	—	—	—	—	612,393
State Street Navigator Securities Lending Portfolio III	—	—	481,126,706	481,126,706	—	—	—	—	564,130
Total		$2,309,293	$1,012,477,163	$1,014,485,897	$—	$—		$300,559	$1,197,806
See accompanying notes to financial statements.
20

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS - 99.4%
ARGENTINA – 0.0% (a)
Other Security		$ 184,509
AUSTRALIA – 4.8%
BHP Group, Ltd.	269,116	6,664,872
Commonwealth Bank of Australia	155,844	8,495,957
CSL, Ltd.	46,548	7,336,532
Westpac Banking Corp.	318,359	6,364,217
Other Securities		51,064,019
		79,925,597
AUSTRIA – 0.2%
Other Securities		3,965,071
BELGIUM – 0.8%
Anheuser-Busch InBev SA	72,422	6,902,198
Other Securities		7,289,799
		14,191,997
BRAZIL – 1.8%
Other Securities		31,022,411
CANADA – 7.1%
Bank of Nova Scotia	100,669	5,721,558
Canadian National Railway Co.	74,764	6,717,466
Royal Bank of Canada	127,140	10,320,042
Toronto-Dominion Bank	160,569	9,368,546
Other Securities		87,123,595
		119,251,207
CHILE – 0.3%
Other Securities		4,446,012
CHINA – 7.8%
Alibaba Group Holding, Ltd. ADR (b)	115,489	19,313,226
China Common Rich Renewable Energy Investment, Ltd. (b)(c)(d)	448,000	—
China Huishan Dairy Holdings Co., Ltd. (b)(c)(d)	1,418,000	—
Tencent Holdings, Ltd.	489,200	20,605,383
Other Securities		91,168,671
		131,087,280
COLOMBIA – 0.1%
Other Securities		1,772,290
DENMARK – 1.1%
Novo Nordisk A/S Class B	177,716	9,138,093
See accompanying notes to financial statements.
21

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Other Securities		$ 9,287,662
		18,425,755
EGYPT – 0.1%
Other Security		1,316,626
FINLAND – 0.8%
Other Securities		13,977,623
FRANCE – 7.3%
Air Liquide SA	42,649	6,072,369
Airbus SE	52,740	6,853,659
L'Oreal SA	23,842	6,677,485
LVMH Moet Hennessy Louis Vuitton SE	24,602	9,780,313
Sanofi	106,398	9,866,542
TOTAL SA (d)	197,212	10,295,299
Other Securities		73,763,460
		123,309,127
GERMANY – 5.5%
adidas AG	17,774	5,535,101
Allianz SE	37,417	8,723,371
BASF SE	83,799	5,857,853
Bayer AG	83,318	5,876,004
SAP SE	94,806	11,150,206
Siemens AG	72,003	7,712,395
Other Securities		47,819,063
		92,673,993
GREECE – 0.1%
Other Securities		1,527,259
HONG KONG – 3.0%
AIA Group, Ltd.	1,115,000	10,532,152
Other Securities		40,169,526
		50,701,678
HUNGARY – 0.1%
Other Securities		2,110,021
INDIA – 2.3%
Other Securities		38,459,543
INDONESIA – 0.6%
Other Securities		9,444,688
IRELAND – 0.5%
Other Securities		8,928,541
See accompanying notes to financial statements.
22

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
ISRAEL – 0.4%
Other Securities		$ 7,064,900
ITALY – 1.3%
Other Securities		22,080,358
JAPAN – 16.5%
SoftBank Group Corp.	140,800	5,523,868
Sony Corp.	116,100	6,818,290
Toyota Motor Corp.	200,900	13,413,781
Other Securities		252,471,421
		278,227,360
LUXEMBOURG – 0.1%
Other Securities		1,192,828
MACAU – 0.0% (a)
Other Securities		269,452
MALAYSIA – 0.4%
Other Securities		6,832,054
MEXICO – 0.7%
Other Securities		11,748,434
NETHERLANDS – 3.4%
ASML Holding NV	36,625	9,073,768
Koninklijke Philips NV	117,565	5,447,197
Royal Dutch Shell PLC Class A	347,868	10,219,674
Royal Dutch Shell PLC Class B	323,538	9,552,750
Other Securities		22,933,211
		57,226,600
NEW ZEALAND – 0.1%
Other Securities		1,999,833
NORWAY – 0.5%
Other Securities		7,710,855
PERU – 0.1%
Other Securities		2,177,830
PHILIPPINES – 0.3%
Other Securities		4,169,492
POLAND – 0.2%
Other Securities		3,169,906
PORTUGAL – 0.1%
Other Securities		1,191,179
See accompanying notes to financial statements.
23

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
QATAR – 0.2%
Other Securities		$ 2,514,713
ROMANIA – 0.0% (a)
Other Security		273,972
RUSSIA – 1.0%
Other Securities		15,942,556
SAUDI ARABIA – 0.3%
Other Securities		5,539,225
SINGAPORE – 1.0%
Other Securities		16,661,226
SOUTH AFRICA – 1.4%
Naspers, Ltd. Class N	38,124	5,770,584
Other Securities		17,300,587
		23,071,171
SOUTH KOREA – 3.4%
Samsung Electronics Co., Ltd. GDR	17,156	17,464,808
Samsung Electronics Co., Ltd. Preference Shares	34,250	1,131,025
Other Securities		37,815,845
		56,411,678
SPAIN – 2.0%
Banco Santander SA	1,342,159	5,467,327
Iberdrola SA	644,173	6,696,917
Other Securities		20,789,786
		32,954,030
SWEDEN – 1.5%
Other Securities		25,674,101
SWITZERLAND – 6.6%
Nestle SA	270,427	29,365,527
Novartis AG	202,551	17,578,863
Roche Holding AG	60,421	17,599,438
Zurich Insurance Group AG	14,841	5,685,466
Other Securities		41,209,719
		111,439,013
TAIWAN – 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	423,244	19,672,381
Other Securities		29,602,707
		49,275,088
See accompanying notes to financial statements.
24

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
THAILAND – 0.5%
Other Securities		$ 8,217,642
TURKEY – 0.1%
Other Securities		2,461,486
UNITED ARAB EMIRATES – 0.1%
Other Securities		1,717,718
UNITED KINGDOM – 9.9%
AstraZeneca PLC	104,396	9,341,069
BP PLC	1,800,757	11,445,974
British American Tobacco PLC	192,259	7,125,389
Diageo PLC	207,403	8,518,569
GlaxoSmithKline PLC	402,267	8,648,217
HSBC Holdings PLC	1,702,331	13,102,745
Rio Tinto PLC	104,902	5,441,003
Unilever NV	138,986	8,356,467
Unilever PLC	110,962	6,686,509
Other Securities		88,108,768
		166,774,710
UNITED STATES – 0.1%
Other Security		1,614,383
TOTAL COMMON STOCKS (Cost $1,683,900,034)		1,672,325,021
WARRANTS — 0.0% (a)
THAILAND – 0.0% (a)
Other Security (cost: $0)		1,894
RIGHTS — 0.0% (a)
THAILAND – 0.0% (a)
Other Security (cost: $0)		9,106
SHORT-TERM INVESTMENTS - 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (e)(f)	230,076	230,099
See accompanying notes to financial statements.
25

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (g)(h)	50,583,890	$ 50,583,890
TOTAL SHORT-TERM INVESTMENTS (Cost $50,813,989)		50,813,989
TOTAL INVESTMENTS - 102.4% (Cost $1,734,714,023)		1,723,150,010
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%		(40,037,445)
NET ASSETS - 100.0%		$ 1,683,112,565
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(d)	All or a portion of the shares of the security are on loan at September 30, 2019.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See accompanying notes to financial statements.
26

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,666,942,165	$5,382,856	$ 0(a)	$1,672,325,021
Rights	—	9,106	—	9,106
Warrants	1,894	—	—	1,894
Short-Term Investments	50,813,989	—	—	50,813,989
TOTAL INVESTMENTS	$1,717,758,048	$5,391,962	$ 0	$1,723,150,010
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2019.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 4,909,288	$ 4,679,188	$ (1)	$—	230,076	$ 230,099	$ 773
State Street Institutional U.S. Government Money Market Fund, Class G Shares	48,847	48,847	110,151,867	110,200,714	—	—	—	—	45,441
State Street Navigator Securities Lending Government Money Market Portfolio	24,362,815	24,362,815	182,071,653	206,434,468	—	—	—	—	183,714
State Street Navigator Securities Lending Portfolio III	—	—	242,215,007	191,631,117	—	—	50,583,890	50,583,890	232,049
Total		$24,411,662	$539,347,815	$512,945,487	$ (1)	$—		$50,813,989	$461,977
See accompanying notes to financial statements.
27

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.5%
CHILE — 1.1%
Aguas Andinas SA Class A	2,261,772	$ 1,238,655
Banco Santander Chile	47,204,620	3,329,971
		4,568,626
CHINA — 14.4%
Agricultural Bank of China, Ltd. Class H	1,499,000	587,026
Bank of China, Ltd. Class H	1,564,000	614,476
Bank of Communications Co., Ltd. Class H	784,000	512,039
China Construction Bank Corp. Class H	666,000	508,034
China Merchants Port Holdings Co., Ltd.	2,263,812	3,407,529
China Zhongwang Holdings, Ltd. (a)	1,806,800	735,221
Chongqing Rural Commercial Bank Co., Ltd. Class H	365,000	194,154
CITIC Telecom International Holdings, Ltd.	3,009,000	1,093,917
CITIC, Ltd.	8,075,000	10,197,528
CNOOC, Ltd.	7,884,000	12,028,043
Far East Horizon, Ltd.	195,000	181,085
Hengan International Group Co., Ltd.	1,837,500	12,047,797
Industrial & Commercial Bank of China, Ltd. Class H	724,000	484,858
Jiangsu Expressway Co., Ltd. Class H	1,534,000	1,948,955
Longfor Group Holdings, Ltd. (b)	2,675,500	9,999,764
Shanghai Industrial Urban Development Group, Ltd.	539,000	68,068
Sinotrans, Ltd. Class H	3,954,000	1,240,763
SITC International Holdings Co., Ltd.	1,165,000	1,200,755
Zhejiang Expressway Co., Ltd. Class H	2,504,000	2,165,615
		59,215,627
GREECE — 0.3%
Motor Oil Hellas Corinth Refineries SA	60,264	1,407,290
HONG KONG — 10.7%
China Mobile, Ltd.	1,492,500	12,346,433
China Resources Land, Ltd.	3,038,000	12,730,349
Guangdong Investment, Ltd.	4,234,000	8,285,017
Shanghai Industrial Holdings, Ltd. (c)	539,000	1,003,827
Xinyi Glass Holdings, Ltd.	5,318,000	5,854,318
Yuexiu Property Co., Ltd.	12,366,000	2,681,608
Yuexiu Transport Infrastructure, Ltd.	1,032,000	891,221
		43,792,773
INDIA — 2.6%
Castrol India, Ltd.	643,802	1,235,936
See accompanying notes to financial statements.
28

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Power Grid Corp. of India, Ltd.	3,415,084	$ 9,591,985
		10,827,921
INDONESIA — 1.2%
Gudang Garam Tbk PT	716,000	2,641,810
Hanjaya Mandala Sampoerna Tbk PT	13,306,200	2,146,615
		4,788,425
LUXEMBOURG — 1.1%
Ternium SA ADR	229,597	4,405,966
MALAYSIA — 5.8%
AMMB Holdings Bhd	1,446,900	1,430,658
CIMB Group Holdings Bhd	4,776,900	5,738,669
Malayan Banking Bhd	3,890,271	7,906,904
Maxis Bhd	862,200	1,153,169
Petronas Chemicals Group Bhd	3,554,600	6,401,167
Petronas Gas Bhd	320,700	1,254,613
		23,885,180
MEXICO — 1.7%
Bolsa Mexicana de Valores SAB de CV	720,755	1,354,701
Grupo Aeroportuario del Centro Norte SAB de CV	434,055	2,573,904
Kimberly-Clark de Mexico SAB de CV Class A	1,529,875	3,070,753
		6,999,358
MONACO — 0.6%
GasLog, Ltd.	209,248	2,688,837
PHILIPPINES — 0.2%
Globe Telecom, Inc.	22,870	807,488
POLAND — 0.7%
Polskie Gornictwo Naftowe i Gazownictwo SA	2,499,040	2,932,164
QATAR — 0.7%
Industries Qatar QSC	763,835	2,288,778
Qatar Electricity & Water Co. QSC	180,828	767,314
		3,056,092
RUSSIA — 0.4%
Federal Grid Co. Unified Energy System PJSC	532,959,802	1,514,672
SOUTH AFRICA — 16.7%
Absa Group, Ltd.	671,624	6,771,387
AVI, Ltd.	423,918	2,300,131
FirstRand, Ltd. (a)	1,158,143	4,750,201
Foschini Group, Ltd.	548,864	5,917,053
See accompanying notes to financial statements.
29

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
JSE, Ltd.	86,967	$ 751,429
KAP Industrial Holdings, Ltd. (a)	3,806,203	1,187,360
Liberty Holdings, Ltd.	166,720	1,235,900
Nedbank Group, Ltd.	401,405	6,004,728
Netcare, Ltd.	3,489,033	4,038,419
Pick n Pay Stores, Ltd.	697,914	2,740,564
RMB Holdings, Ltd.	948,707	4,698,954
Sanlam, Ltd.	943,786	4,642,213
SPAR Group, Ltd.	354,562	4,466,604
Standard Bank Group, Ltd.	467,719	5,388,678
Tiger Brands, Ltd.	439,772	6,107,066
Vodacom Group, Ltd.	950,796	7,502,274
		68,502,961
TAIWAN — 20.4%
CTBC Financial Holding Co., Ltd.	9,943,000	6,602,066
CTCI Corp.	506,000	680,114
Far Eastern International Bank	1,982,171	766,686
Far Eastern New Century Corp.	4,900,000	4,524,972
Formosa Plastics Corp.	3,434,000	10,459,895
Formosa Taffeta Co., Ltd.	1,033,000	1,125,414
Fubon Financial Holding Co., Ltd.	4,647,000	6,672,915
Hota Industrial Manufacturing Co., Ltd.	552,000	2,037,229
International CSRC Investment Holdings Co.	2,514,460	2,638,098
Inventec Corp.	3,295,000	2,272,817
Lien Hwa Industrial Corp.	783,300	850,851
Mega Financial Holding Co., Ltd.	6,147,000	5,696,345
Nan Ya Plastics Corp.	3,758,000	8,442,766
Sercomm Corp.	799,000	2,034,553
Sinbon Electronics Co., Ltd.	365,000	1,417,670
St Shine Optical Co., Ltd.	65,000	928,137
Taishin Financial Holding Co., Ltd.	8,810,132	3,933,031
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	275,278	12,794,921
Taiwan Semiconductor Manufacturing Co., Ltd.	100,000	876,727
Vanguard International Semiconductor Corp.	2,752,000	5,561,746
Wistron NeWeb Corp.	1,288,616	3,389,291
		83,706,244
THAILAND — 17.9%
Bangkok Bank PCL	443,301	2,550,955
Bangkok Bank PCL NVDR	252,900	1,434,630
Hana Microelectronics PCL NVDR	1,218,300	1,125,289
Land & Houses PCL NVDR	21,944,189	6,887,828
See accompanying notes to financial statements.
30

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Major Cineplex Group PCL	567,400	$ 443,383
Major Cineplex Group PCL NVDR	1,001,900	782,913
Pruksa Holding PCL NVDR	37,000	20,203
PTT Exploration & Production PCL NVDR	2,982,000	11,797,352
PTT Global Chemical PCL NVDR (a)	6,616,000	11,626,941
PTT PCL NVDR	8,555,730	12,937,797
Quality Houses PCL NVDR (a)	23,136,600	1,997,078
Ratch Group PCL NVDR	2,865,000	6,697,646
Ratch Group PCL	483,200	1,129,599
Siam Commercial Bank PCL NVDR	1,120,900	4,324,545
Thanachart Capital PCL NVDR	1,072,800	1,999,333
Thanachart Capital PCL	237,700	442,992
Tisco Financial Group PCL NVDR	1,642,100	5,503,196
Tisco Financial Group PCL	197,763	662,766
TTW PCL NVDR	2,317,100	1,037,903
		73,402,349
UNITED ARAB EMIRATES — 3.0%
Abu Dhabi Commercial Bank PJSC	1,946,959	4,166,205
Emirates Telecommunications Group Co. PJSC	430,852	1,935,412
First Abu Dhabi Bank PJSC	1,485,787	6,083,671
		12,185,288
TOTAL COMMON STOCKS (Cost $433,018,545)		408,687,261

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (d) (e)	117,608	117,619
State Street Navigator Securities Lending Portfolio III (f) (g)	6,179,351	6,179,351
TOTAL SHORT-TERM INVESTMENTS (Cost $6,296,970)		6,296,970
TOTAL INVESTMENTS — 101.0% (Cost $439,315,515)		414,984,231
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(4,173,596)
NET ASSETS — 100.0%		$ 410,810,635

See accompanying notes to financial statements.
31

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.4% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
NVDR	Non Voting Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$406,008,521	$2,678,740	$—	$408,687,261
Short-Term Investments	6,296,970	—	—	6,296,970
TOTAL INVESTMENTS	$412,305,491	$2,678,740	$—	$414,984,231
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 7,618,275	$ 7,500,610	$(46)	$—	117,608	$ 117,619	$ 5,328
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,312,188	1,312,188	50,889,739	52,201,927	—	—	—	—	14,986
State Street Navigator Securities Lending Government Money Market Portfolio	5,021,748	5,021,748	86,010,027	91,031,775	—	—	—	—	57,245
State Street Navigator Securities Lending Portfolio III	—	—	71,316,751	65,137,400	—	—	6,179,351	6,179,351	31,347
Total		$6,333,936	$215,834,792	$215,871,712	$(46)	$—		$6,296,970	$108,906
See accompanying notes to financial statements.
32

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS - 99.5%
BRAZIL – 5.0%
Cia Hering	133,640	$ 1,113,934
CVC Brasil Operadora e Agencia de Viagens SA	116,266	1,558,903
MRV Engenharia e Participacoes SA	278,045	1,177,489
Qualicorp Consultoria e Corretora de Seguros SA	168,139	1,255,371
Other Securities		20,934,972
		26,040,669
CAYMAN ISLANDS – 0.0% (a)
Other Securities		106,556
CHILE – 1.3%
Vina Concha y Toro SA	667,125	1,327,462
Other Securities		5,315,902
		6,643,364
CHINA – 18.6%
Boshiwa International Holding, Ltd. (b)(c)(d)	1,843,000	—
China Animal Healthcare, Ltd. (b)(c)	1,059,700	—
China Forestry Holdings Co., Ltd. (b)(c)(d)	1,642,000	—
China Hongxing Sports, Ltd. (b)(c)(d)	4,053,000	—
China Huiyuan Juice Group, Ltd. (b)(c)	1,494,400	192,533
China SCE Group Holdings, Ltd.	2,567,800	1,182,458
CT Environmental Group, Ltd. (b)(c)(d)	3,217,900	69,781
Fanhua, Inc. ADR (d)	42,066	1,120,218
Fu Shou Yuan International Group, Ltd.	1,537,000	1,358,702
National Agricultural Holdings, Ltd. (b)(c)(d)	396,000	15,028
Real Gold Mining, Ltd. (b)(c)(d)	251,500	—
Silergy Corp.	74,000	1,834,228
Other Securities		91,351,567
		97,124,515
COLOMBIA – 0.1%
Other Securities		581,810
CZECH REPUBLIC – 0.3%
Moneta Money Bank A/S (e)	420,836	1,296,449
Other Security		388,225
		1,684,674
EGYPT – 0.7%
Other Securities		3,554,509
GREECE – 1.1%
FF Group (b)(c)	24,815	12,986
See accompanying notes to financial statements.
33

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Mytilineos Holdings SA	101,226	$ 1,056,664
Other Securities		4,569,475
		5,639,125
HONG KONG – 2.3%
Anxin-China Holdings, Ltd. (b)(c)	2,248,000	—
China High Precision Automation Group, Ltd. (b)(c)	1,226,000	—
China Lumena New Materials Corp. (b)(c)(d)	4,181,298	—
China Metal Recycling Holdings, Ltd. (b)(c)(d)	693,675	—
Tech Pro Technology Development, Ltd. (b)(c)(d)	6,035,100	26,175
Yuexiu Transport Infrastructure, Ltd.	1,234,549	1,066,140
Other Securities		10,856,263
		11,948,578
HUNGARY – 0.2%
Other Security		863,487
INDIA – 9.1%
Chennai Super Kings Cricket, Ltd. (b)(c)	418,560	—
Manappuram Finance, Ltd.	589,836	1,175,198
PVR, Ltd.	43,684	1,136,161
Other Securities		45,458,896
		47,770,255
INDONESIA – 3.1%
Other Securities		15,981,419
KUWAIT – 0.6%
Other Securities		2,936,004
LUXEMBOURG – 0.0% (a)
Other Security		150,989
MALAYSIA – 4.8%
Bursa Malaysia Bhd	767,709	1,118,468
IJM Corp. Bhd	2,062,800	1,078,942
Yinson Holdings Bhd	759,100	1,209,266
Other Securities		21,466,581
		24,873,257
MEXICO – 2.4%
Bolsa Mexicana de Valores SAB de CV	600,608	1,128,878
Megacable Holdings SAB de CV	275,960	1,110,745
PLA Administradora Industrial S de RL de CV REIT	864,439	1,336,676
Other Securities		8,735,542
		12,311,841
See accompanying notes to financial statements.
34

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
MONACO – 0.2%
Other Securities		$ 1,091,182
PAKISTAN – 0.7%
Other Securities		3,845,299
PERU – 0.2%
Other Security		1,043,008
PHILIPPINES – 1.1%
Other Securities		5,830,459
POLAND – 1.3%
Asseco Poland SA	90,175	1,148,232
Other Securities		5,525,753
		6,673,985
QATAR – 0.5%
Other Securities		2,506,708
RUSSIA – 1.0%
Globaltrans Investment PLC GDR	124,642	1,071,921
Other Securities		4,349,284
		5,421,205
SAUDI ARABIA – 2.5%
Other Securities		13,120,832
SINGAPORE – 0.1%
Other Securities		822,608
SOUTH AFRICA – 6.3%
Aspen Pharmacare Holdings, Ltd.	258,127	1,463,216
Barloworld, Ltd.	142,545	1,086,773
JSE, Ltd.	124,089	1,072,178
Northam Platinum, Ltd. (c)	315,504	1,729,576
Resilient REIT, Ltd.	263,287	1,125,210
Other Securities		26,340,934
		32,817,887
TAIWAN – 29.1%
Airtac International Group	110,000	1,310,094
Chicony Electronics Co., Ltd.	512,656	1,510,315
Chipbond Technology Corp.	677,000	1,254,734
Elite Material Co., Ltd.	278,782	1,127,726
Far Eastern International Bank	3,839,584	1,485,117
Formosa Taffeta Co., Ltd.	1,041,000	1,134,129
Great Wall Enterprise Co., Ltd.	1,055,615	1,282,750
See accompanying notes to financial statements.
35

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Highwealth Construction Corp.	815,730	$ 1,312,025
King Yuan Electronics Co., Ltd.	1,231,656	1,383,526
King's Town Bank Co., Ltd.	1,239,000	1,232,031
Merida Industry Co., Ltd.	224,000	1,274,348
Nan Kang Rubber Tire Co., Ltd.	891,204	1,296,970
Parade Technologies, Ltd.	73,000	1,270,609
Qisda Corp.	1,565,641	1,067,328
Radiant Opto-Electronics Corp.	453,331	1,731,526
Simplo Technology Co., Ltd.	183,277	1,535,948
Sinbon Electronics Co., Ltd.	364,444	1,415,510
Sino-American Silicon Products, Inc.	458,058	1,213,633
Taichung Commercial Bank Co., Ltd.	3,240,657	1,237,789
Teco Electric and Machinery Co., Ltd.	1,712,000	1,379,555
Tripod Technology Corp.	467,353	1,679,636
Unimicron Technology Corp.	1,145,000	1,610,961
Other Securities		122,364,763
		152,111,023
THAILAND – 4.2%
International Engineering PCL (b)	63,855,934	—
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	2,084,300	1,737,769
Other Securities		19,967,240
		21,705,009
TURKEY – 2.0%
Other Securities		10,254,546
UNITED ARAB EMIRATES – 0.5%
Other Securities		2,746,132
UNITED STATES – 0.2%
Other Securities		1,124,774
TOTAL COMMON STOCKS (Cost $615,566,778)		519,325,709
RIGHTS — 0.0% (a)
CHINA – 0.0% (a)
Other Security		—
THAILAND – 0.0% (a)
REC Ltd. (expiring 11/15/19) (b)(c)	18,710	—
Other Securities
SHORT-TERM INVESTMENTS - 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (f)(g)	3,090,741	3,091,050
See accompanying notes to financial statements.
36

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (h)(i)	9,464,642	$ 9,464,642
TOTAL SHORT-TERM INVESTMENTS (Cost $12,555,692)		12,555,692
TOTAL INVESTMENTS - 101.9% (Cost $628,122,470)		531,881,401
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%		(9,829,660)
NET ASSETS - 100.0%		$ 522,051,741
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $383,750, representing 0.1% of the Fund's net assets.
(c)	Non-income producing security.
(d)	All or a portion of the shares of the security are on loan at September 30, 2019.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
See accompanying notes to financial statements.
37

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$515,332,522	$3,609,437	$383,750	$519,325,709
Rights	—	—	0(a)	0
Short-Term Investments	12,555,692	—	—	12,555,692
TOTAL INVESTMENTS	$527,888,214	$3,609,437	$383,750	$531,881,401
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2019.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 16,696,212	$ 13,604,960	$(202)	$—	3,090,741	$ 3,091,050	$ 2,230
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	42,426,368	42,426,368	—	—	—	—	21,612
State Street Navigator Securities Lending Government Money Market Portfolio	12,167,528	12,167,528	34,001,737	46,169,265	—	—	—	—	317,081
State Street Navigator Securities Lending Portfolio III	—	—	37,018,816	27,554,174	—	—	9,464,642	9,464,642	229,067
Total		$12,167,528	$130,143,133	$129,754,767	$(202)	$—		$12,555,692	$569,990
See accompanying notes to financial statements.
38

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 9.0%
AusNet Services	3,215,783	$ 3,936,525
Australia & New Zealand Banking Group, Ltd.	599,250	11,526,759
Commonwealth Bank of Australia	183,950	10,028,178
GPT Group REIT	957,907	3,979,731
Mirvac Group REIT	1,605,348	3,313,144
Scentre Group REIT	2,043,485	5,416,436
Sonic Healthcare, Ltd.	423,599	8,013,780
Transurban Group Stapled Security	1,027,072	10,175,888
Westpac Banking Corp.	688,571	13,765,011
		70,155,452
CANADA — 19.0%
Algonquin Power & Utilities Corp. (a)	682,966	9,357,253
Bank of Montreal	101,774	7,500,836
Bank of Nova Scotia	176,292	10,019,617
BCE, Inc.	309,037	14,957,017
Canadian Imperial Bank of Commerce (a)	139,365	11,506,033
Capital Power Corp.	194,464	4,506,160
First Capital Realty, Inc.	315,953	5,266,679
Fortis, Inc.	236,860	10,020,037
H&R Real Estate Investment Trust	222,220	3,882,136
IGM Financial, Inc.	148,411	4,216,935
Northland Power, Inc.	415,999	7,986,930
Pembina Pipeline Corp.	326,749	12,119,821
RioCan Real Estate Investment Trust	271,931	5,418,082
Royal Bank of Canada	96,052	7,796,608
Shaw Communications, Inc. Class B	619,636	12,182,119
SmartCentres Real Estate Investment Trust	109,329	2,683,680
TELUS Corp.	334,572	11,914,705
Toronto-Dominion Bank	124,925	7,288,864
		148,623,512
CHINA — 2.4%
Bank of Communications Co., Ltd. Class H	15,638,000	10,213,353
China Telecom Corp., Ltd. Class H	18,332,000	8,348,246
		18,561,599
FINLAND — 2.6%
Elisa Oyj	238,098	12,277,869
Kone Oyj Class B	149,676	8,524,354
		20,802,223
See accompanying notes to financial statements.
39

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
FRANCE — 5.2%
Gecina SA REIT	26,269	$ 4,129,666
Orange SA	928,726	14,574,894
TOTAL SA (a)	260,862	13,618,097
Vinci SA	77,160	8,312,721
		40,635,378
GERMANY — 3.3%
alstria office REIT-AG	154,240	2,646,719
LEG Immobilien AG	61,405	7,029,091
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	34,065	8,816,480
Vonovia SE	139,889	7,099,200
		25,591,490
HONG KONG — 4.4%
CK Infrastructure Holdings, Ltd.	1,057,500	7,115,739
CLP Holdings, Ltd.	859,000	9,023,478
Hongkong Land Holdings, Ltd.	993,000	5,580,660
Hysan Development Co., Ltd.	867,000	3,494,808
NWS Holdings, Ltd.	2,202,000	3,409,991
Sino Land Co., Ltd.	3,836,850	5,765,504
		34,390,180
ITALY — 5.0%
A2A SpA	6,939,999	12,741,120
Eni SpA	960,562	14,696,469
Terna Rete Elettrica Nazionale SpA	1,789,914	11,501,340
		38,938,929
JAPAN — 11.1%
Advance Residence Investment Corp. REIT	1,031	3,386,583
Chugoku Electric Power Co., Inc. (a)	759,800	9,765,091
Electric Power Development Co., Ltd.	376,700	8,591,862
Frontier Real Estate Investment Corp. REIT	621	2,646,038
GLP J-REIT	3,563	4,727,589
Japan Excellent, Inc. REIT	1,665	2,717,613
Japan Logistics Fund, Inc. REIT	1,034	2,558,331
Japan Real Estate Investment Corp. REIT (a)	453	3,038,862
Japan Retail Fund Investment Corp. REIT	1,952	4,128,866
Kenedix Office Investment Corp. REIT	477	3,769,216
Kenedix Residential Next Investment Corp. REIT	1,256	2,477,716
Mori Hills REIT Investment Corp.	1,592	2,527,756
Nippon Accommodations Fund, Inc. REIT	423	2,634,088
Nippon Prologis REIT, Inc.	1,444	3,956,219
See accompanying notes to financial statements.
40

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Orix JREIT, Inc.	1,800	$ 3,930,604
Sankyo Co., Ltd.	161,600	5,554,883
Tokio Marine Holdings, Inc. (a)	128,100	6,849,779
Toyota Motor Corp. (a)	135,900	9,073,832
United Urban Investment Corp. REIT	2,222	4,255,878
		86,590,806
MALAYSIA — 2.1%
Malayan Banking Bhd	5,383,600	10,942,067
Public Bank Bhd	1,098,900	5,270,101
		16,212,168
NEW ZEALAND — 0.8%
Spark New Zealand, Ltd.	2,285,539	6,320,180
PORTUGAL — 2.0%
EDP - Energias de Portugal SA	4,082,417	15,853,217
SINGAPORE — 1.9%
SATS, Ltd.	1,285,000	4,497,361
Singapore Exchange, Ltd.	1,648,600	10,097,362
		14,594,723
SOUTH AFRICA — 2.4%
Sanlam, Ltd.	1,479,729	7,278,364
Shoprite Holdings, Ltd.	717,779	5,805,666
SPAR Group, Ltd.	468,615	5,903,390
		18,987,420
SOUTH KOREA — 0.8%
Shinhan Financial Group Co., Ltd.	170,609	5,962,008
SPAIN — 6.4%
ACS Actividades de Construccion y Servicios SA	288,166	11,517,052
Enagas SA	644,769	14,944,229
Iberdrola SA	1,092,428	11,357,041
Red Electrica Corp. SA	600,026	12,190,053
		50,008,375
SWITZERLAND — 9.5%
Cembra Money Bank AG	48,720	5,081,362
Helvetia Holding AG	45,288	6,253,981
Novartis AG	91,976	7,982,353
PSP Swiss Property AG	51,351	6,524,767
Roche Holding AG Bearer Shares	18,961	5,491,588
SGS SA	3,478	8,629,165
See accompanying notes to financial statements.
41

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Swiss Prime Site AG	100,198	$ 9,812,300
Swiss Re AG	117,343	12,250,320
Swisscom AG	24,799	12,243,441
		74,269,277
TAIWAN — 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,070,000	9,380,973
THAILAND — 3.3%
Land & Houses PCL NVDR	29,003,000	9,103,443
Ratch Group PCL NVDR	4,425,200	10,344,999
Siam Commercial Bank PCL NVDR	1,757,500	6,780,611
		26,229,053
UNITED KINGDOM — 6.9%
GlaxoSmithKline PLC	666,464	14,328,108
Legal & General Group PLC	3,690,546	11,296,880
Meggitt PLC	1,237,514	9,683,673
Smiths Group PLC	392,316	7,590,178
Unilever NV	131,699	7,918,340
UNITE Group PLC REIT	221,403	2,979,355
		53,796,534
TOTAL COMMON STOCKS (Cost $758,551,190)		775,903,497

SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (b) (c)	632,277	632,340
State Street Navigator Securities Lending Portfolio III (d) (e)	40,980,688	40,980,688
TOTAL SHORT-TERM INVESTMENTS (Cost $41,613,028)		41,613,028
TOTAL INVESTMENTS — 104.6% (Cost $800,164,218)		817,516,525
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(35,960,193)
NET ASSETS — 100.0%		$ 781,556,332

See accompanying notes to financial statements.
42

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$775,903,497	$—	$—	$775,903,497
Short-Term Investments	41,613,028	—	—	41,613,028
TOTAL INVESTMENTS	$817,516,525	$—	$—	$817,516,525
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 10,178,638	$ 9,546,278	$(20)	$—	632,277	$ 632,340	$ 1,911
State Street Institutional U.S. Government Money Market Fund, Class G Shares	269,768	269,768	55,288,304	55,558,072	—	—	—	—	27,019
State Street Navigator Securities Lending Government Money Market Portfolio	20,719,247	20,719,247	231,319,763	252,039,010	—	—	—	—	177,421
State Street Navigator Securities Lending Portfolio III	—	—	224,893,586	183,912,898	—	—	40,980,688	40,980,688	149,606
Total		$20,989,015	$521,680,291	$501,056,258	$(20)	$—		$41,613,028	$355,957
See accompanying notes to financial statements.
43

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2019

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF	SPDR S&P Emerging Markets Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,037,970,908	$1,672,336,021	$ 408,687,261
Investments in affiliated issuers, at value	300,559	50,813,989	6,296,970
Total Investments	2,038,271,467	1,723,150,010	414,984,231
Foreign currency, at value	2,025,579	4,072,187	1,347,645
Cash	—	2,323	59
Receivable for investments sold	—	—	459,890
Dividends receivable — unaffiliated issuers	1,193,764	5,144,112	1,190,028
Dividends receivable — affiliated issuers	860	250	4,399
Securities lending income receivable — unaffiliated issuers	—	6,918	16,903
Securities lending income receivable — affiliated issuers	—	25,746	8,988
Receivable from Adviser	—	59,422	—
Receivable for foreign taxes recoverable	9,305,338	2,093,869	19,401
Other Receivable	19,212	618	—
TOTAL ASSETS	2,050,816,220	1,734,555,455	418,031,544
LIABILITIES
Payable upon return of securities loaned	—	50,583,890	6,179,351
Payable for investments purchased	—	385,086	870,454
Advisory fee payable	500,945	470,745	170,001
Trustees’ fees and expenses payable	8,061	3,169	1,103
TOTAL LIABILITIES	509,006	51,442,890	7,220,909
NET ASSETS	$2,050,307,214	$1,683,112,565	$ 410,810,635
NET ASSETS CONSIST OF:
Paid-in Capital	$2,697,889,752	$1,758,523,229	$ 664,480,236
Total distributable earnings (loss)	(647,582,538)	(75,410,664)	(253,669,601)
NET ASSETS	$2,050,307,214	$1,683,112,565	$ 410,810,635
NET ASSET VALUE PER SHARE
Net asset value per share	$ 37.79	$ 24.08	$ 29.99
Shares outstanding (unlimited amount authorized, $0.01 par value)	54,250,967	69,899,982	13,700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,218,780,398	$1,683,900,034	$ 433,018,545
Investments in affiliated issuers	300,559	50,813,989	6,296,970
Total cost of investments	$2,219,080,957	$1,734,714,023	$ 439,315,515
Foreign currency, at cost	$ 2,043,207	$ 4,090,976	$ 1,354,150
* Includes investments in securities on loan, at value	$ —	$ 72,044,573	$ 6,825,838
See accompanying notes to financial statements.
44

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2019

	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P International Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 519,325,709	$ 775,903,497
Investments in affiliated issuers, at value	12,555,692	41,613,028
Total Investments	531,881,401	817,516,525
Foreign currency, at value	1,478,934	846,236
Cash	318,456	9
Receivable for investments sold	184,466	—
Dividends receivable — unaffiliated issuers	973,321	2,865,174
Dividends receivable — affiliated issuers	1,009	1,462
Securities lending income receivable — unaffiliated issuers	52,017	5,750
Securities lending income receivable — affiliated issuers	43,193	8,442
Receivable for foreign taxes recoverable	9,247	1,584,106
TOTAL ASSETS	534,942,044	822,827,704
LIABILITIES
Payable upon return of securities loaned	9,464,642	40,980,688
Payable for investments purchased	2,782,886	—
Advisory fee payable	280,993	290,671
Trustees’ fees and expenses payable	1,038	13
Accrued expenses and other liabilities	360,744	—
TOTAL LIABILITIES	12,890,303	41,271,372
NET ASSETS	$ 522,051,741	$ 781,556,332
NET ASSETS CONSIST OF:
Paid-in Capital	$ 693,558,324	$1,196,039,861
Total distributable earnings (loss)	(171,506,583)	(414,483,529)
NET ASSETS	$ 522,051,741	$ 781,556,332
NET ASSET VALUE PER SHARE
Net asset value per share	$ 43.50	$ 38.98
Shares outstanding (unlimited amount authorized, $0.01 par value)	12,000,000	20,051,326
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 615,566,778	$ 758,551,190
Investments in affiliated issuers	12,555,692	41,613,028
Total cost of investments	$ 628,122,470	$ 800,164,218
Foreign currency, at cost	$ 1,480,406	$ 850,477
* Includes investments in securities on loan, at value	$ 24,806,751	$ 56,877,520
See accompanying notes to financial statements.
45

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2019

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 84,207,581	$ 59,270,348
Dividend income — affiliated issuers	21,283	46,214
Dividend income — non-cash transactions	—	3,517,619
Unaffiliated securities lending income	110,404	169,497
Affiliated securities lending income	1,176,523	415,763
Foreign taxes withheld	(11,398,336)	(5,348,467)
TOTAL INVESTMENT INCOME (LOSS)	74,117,455	58,070,974
EXPENSES
Advisory fee	6,949,943	5,643,820
Trustees’ fees and expenses	51,313	29,151
Miscellaneous expenses	26,520	8,462
TOTAL EXPENSES	7,027,776	5,681,433
Expenses waived/reimbursed by the Adviser	—	(696,291)
NET EXPENSES	7,027,776	4,985,142
NET INVESTMENT INCOME (LOSS)	$ 67,089,679	$ 53,085,832
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(44,888,534)	(11,043,075)
Investments — affiliated issuers	—	(1)
In-kind redemptions — unaffiliated issuers	(5,737,063)	45,433,739
Foreign currency transactions	(214,167)	(322,886)
Net realized gain (loss)	(50,839,764)	34,067,777
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	(51,705,524)	(74,551,832)
Foreign currency translations	(502,789)	(26,208)
Net change in unrealized appreciation/depreciation	(52,208,313)	(74,578,040)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(103,048,077)	(40,510,263)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (35,958,398)	$ 12,575,569
* Includes foreign deferred taxes	$ —	$ 102,460
See accompanying notes to financial statements.
46

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2019

	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 22,159,906	$ 16,529,189
Dividend income — affiliated issuers	20,314	23,842
Unaffiliated securities lending income	46,648	496,163
Affiliated securities lending income	88,592	546,148
Foreign taxes withheld	(2,378,869)	(2,030,914)
Other income	8,657	—
TOTAL INVESTMENT INCOME (LOSS)	19,945,248	15,564,428
EXPENSES
Advisory fee	2,174,035	3,131,787
Trustees’ fees and expenses	8,170	8,698
Miscellaneous expenses	356	379
TOTAL EXPENSES	2,182,561	3,140,864
NET INVESTMENT INCOME (LOSS)	$ 17,762,687	$ 12,423,564
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	151,219	(6,569,408)
Investments — affiliated issuers	(46)	(202)
In-kind redemptions — unaffiliated issuers	10,365,563	1,010,463
Foreign currency transactions	(513,803)	(197,383)
Net realized gain (loss)	10,002,933	(5,756,530)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(23,367,412)	(5,781,435)
Foreign currency translations	(2,466)	19,646
Net change in unrealized appreciation/depreciation	(23,369,878)	(5,761,789)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(13,366,945)	(11,518,319)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 4,395,742	$ 905,245
* Includes foreign capital gain taxes	$ —	$ (8,201)
See accompanying notes to financial statements.
47

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2019

SPDR S&P International Dividend ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 35,142,496
Dividend income — affiliated issuers	28,930
Dividend income — non-cash transactions	3,346,472
Unaffiliated securities lending income	123,560
Affiliated securities lending income	327,027
Foreign taxes withheld	(3,852,177)
TOTAL INVESTMENT INCOME (LOSS)	35,116,308
EXPENSES
Advisory fee	3,635,548
Trustees’ fees and expenses	13,351
Miscellaneous expenses	25,825
TOTAL EXPENSES	3,674,724
NET INVESTMENT INCOME (LOSS)	$ 31,441,584
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(16,344,439)
Investments — affiliated issuers	(20)
In-kind redemptions — unaffiliated issuers	2,321,905
Foreign currency transactions	(174,183)
Net realized gain (loss)	(14,196,737)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	35,638,446
Foreign currency translations	(68,942)
Net change in unrealized appreciation/depreciation	35,569,504
NET REALIZED AND UNREALIZED GAIN (LOSS)	21,372,767
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 52,814,351
See accompanying notes to financial statements.
48

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR EURO STOXX 50 ETF
	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 67,089,679	$ 118,192,807
Net realized gain (loss)	(50,839,764)	107,325,455
Net change in unrealized appreciation/depreciation	(52,208,313)	(414,817,657)
Net increase (decrease) in net assets resulting from operations	(35,958,398)	(189,299,395)
Net equalization credits and charges	(471,589)	(7,893,180)
Distributions to shareholders	(67,649,383)	(111,215,340)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	85,304,775	320,267,379
Cost of shares redeemed	(1,039,769,068)	(1,467,040,414)
Net income equalization	471,589	7,893,180
Net increase (decrease) in net assets from beneficial interest transactions	(953,992,704)	(1,138,879,855)
Net increase (decrease) in net assets during the period	(1,058,072,074)	(1,447,287,770)
Net assets at beginning of period	3,108,379,288	4,555,667,058
NET ASSETS AT END OF PERIOD	$ 2,050,307,214	$ 3,108,379,288
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,300,000	7,700,000
Shares redeemed	(29,100,000)	(36,950,000)
Net increase (decrease)	(26,800,000)	(29,250,000)
See accompanying notes to financial statements.
49

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI ACWI ex-US ETF
	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 53,085,832	$ 40,987,482
Net realized gain (loss)	34,067,777	24,226,385
Net change in unrealized appreciation/depreciation	(74,578,040)	(38,094,986)
Net increase (decrease) in net assets resulting from operations	12,575,569	27,118,881
Distributions to shareholders	(50,217,847)	(37,197,017)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	371,934,501	201,250,528
Cost of shares redeemed	(202,097,483)	(102,175,691)
Other Capital	25,873	120,679
Net increase (decrease) in net assets from beneficial interest transactions	169,862,891	99,195,516
Net increase (decrease) in net assets during the period	132,220,613	89,117,380
Net assets at beginning of period	1,550,891,952	1,461,774,572
NET ASSETS AT END OF PERIOD	$1,683,112,565	$1,550,891,952
SHARES OF BENEFICIAL INTEREST:
Shares sold	16,500,009	7,800,000
Shares redeemed	(8,700,027)	(3,900,000)
Net increase (decrease)	7,799,982	3,900,000
(a) On September 20, 2019, the SPDR MSCI ACWI ex-US ETF underwent a 3-for-2 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
50

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Dividend ETF
	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 17,762,687	$ 14,555,868
Net realized gain (loss)	10,002,933	11,877,543
Net change in unrealized appreciation/depreciation	(23,369,878)	(5,024,110)
Net increase (decrease) in net assets resulting from operations	4,395,742	21,409,301
Net equalization credits and charges	(370,202)	(143,636)
Distributions to shareholders	(17,333,681)	(14,440,071)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	163,474,358	45,547,969
Cost of shares redeemed	(142,833,612)	(72,596,389)
Net income equalization	370,202	143,636
Other Capital	180,805	66,368
Net increase (decrease) in net assets from beneficial interest transactions	21,191,753	(26,838,416)
Voluntary Contribution from an Affiliate (Note 3)	82,258	—
Net increase (decrease) in net assets during the period	7,965,870	(20,012,822)
Net assets at beginning of period	402,844,765	422,857,587
NET ASSETS AT END OF PERIOD	$ 410,810,635	$402,844,765
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,200,000	1,350,000
Shares redeemed	(4,550,000)	(2,250,000)
Net increase (decrease)	650,000	(900,000)
See accompanying notes to financial statements.
51

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Small Cap ETF
	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 12,423,564	$ 12,331,273
Net realized gain (loss)	(5,756,530)	(9,953,343)
Net change in unrealized appreciation/depreciation	(5,761,789)	(39,091,152)
Net increase (decrease) in net assets resulting from operations	905,245	(36,713,222)
Distributions to shareholders	(14,381,108)	(14,850,712)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	85,774,619	58,400,001
Cost of shares redeemed	(21,720,102)	(14,895,095)
Other Capital	124,166	69,568
Net increase (decrease) in net assets from beneficial interest transactions	64,178,683	43,574,474
Net increase (decrease) in net assets during the period	50,702,820	(7,989,460)
Net assets at beginning of period	471,348,921	479,338,381
NET ASSETS AT END OF PERIOD	$522,051,741	$471,348,921
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,000,000	1,100,000
Shares redeemed	(500,000)	(300,000)
Net increase (decrease)	1,500,000	800,000
See accompanying notes to financial statements.
52

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P International Dividend ETF
	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 31,441,584	$ 43,134,692
Net realized gain (loss)	(14,196,737)	6,283,987
Net change in unrealized appreciation/depreciation	35,569,504	(61,612,998)
Net increase (decrease) in net assets resulting from operations	52,814,351	(12,194,319)
Net equalization credits and charges	(293,686)	(3,381,984)
Distributions to shareholders	(35,674,688)	(44,083,053)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	27,707,699	36,351,454
Cost of shares redeemed	(125,213,487)	(370,125,230)
Net income equalization	293,686	3,381,984
Other Capital	12,844	(801)
Net increase (decrease) in net assets from beneficial interest transactions	(97,199,258)	(330,392,593)
Net increase (decrease) in net assets during the period	(80,353,281)	(390,051,949)
Net assets at beginning of period	861,909,613	1,251,961,562
NET ASSETS AT END OF PERIOD	$ 781,556,332	$ 861,909,613
SHARES OF BENEFICIAL INTEREST:
Shares sold	750,000	900,000
Shares redeemed	(3,350,000)	(9,350,000)
Net increase (decrease)	(2,600,000)	(8,450,000)
See accompanying notes to financial statements.
53

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 38.35	$ 41.30	$ 32.76	$ 33.77	$ 39.88
Income (loss) from investment operations:
Net investment income (loss) (a)	1.02	1.17	1.04	1.05	1.20
Net realized and unrealized gain (loss) (b)	(0.49)	(2.89)	8.34	(0.83)	(6.11)
Total from investment operations	0.53	(1.72)	9.38	0.22	(4.91)
Net equalization credits and charges (a)	(0.01)	(0.08)	0.13	(0.06)	(0.01)
Distributions to shareholders from:
Net investment income	(1.08)	(1.15)	(0.97)	(1.17)	(1.19)
Net asset value, end of period	$ 37.79	$ 38.35	$ 41.30	$ 32.76	$ 33.77
Total return (c)	1.43%	(4.40)%	29.30%	0.62%	(12.60)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,050,307	$3,108,379	$4,555,667	$2,538,715	$4,044,421
Ratios to average net assets:
Total expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	2.80%	2.89%	2.83%	3.13%	3.16%
Portfolio turnover rate (d)	6%	7%	4%	7%	6%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
54

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI ex-US ETF
	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)	Year Ended 9/30/15(a)
Net asset value, beginning of period	$ 24.97	$ 25.11	$ 21.56	$ 20.21	$ 23.39
Income (loss) from investment operations:
Net investment income (loss) (b)	0.76	0.67	0.60	0.58	0.63
Net realized and unrealized gain (loss) (c)	(0.95)	(0.21)	3.48	1.33	(3.28)
Total from investment operations	(0.19)	0.46	4.08	1.91	(2.65)
Other capital	0.00(d)	0.00(d)	(0.00)(d)	—	—
Distributions to shareholders from:
Net investment income	(0.70)	(0.60)	(0.53)	(0.56)	(0.53)
Net asset value, end of period	$ 24.08	$ 24.97	$ 25.11	$ 21.56	$ 20.21
Total return (e)	(0.61)%	1.76%	19.24%	9.66%	(11.58)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,683,113	$1,550,892	$1,461,775	$847,299	$715,311
Ratios to average net assets:
Total expenses	0.34%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.30%	0.30%	0.30%	0.30%	0.32%
Net investment income (loss)	3.20%	2.61%	2.62%	2.80%	2.74%
Portfolio turnover rate (f)	3%	3%	3%	7%	8%
(a)	On September 20, 2019, the SPDR MSCI ACWI ex-US ETF underwent a 3-for-2 share split. The per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
55

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 30.87	$ 30.31	$ 27.40	$ 25.06	$ 36.66
Income (loss) from investment operations:
Net investment income (loss) (a)	1.25	1.05	1.18	1.28	1.44
Net realized and unrealized gain (loss) (b)	(0.87)	0.57	2.70	2.29	(11.68)
Total from investment operations	0.38	1.62	3.88	3.57	(10.24)
Net equalization credits and charges (a)	(0.03)	(0.01)	0.04	0.04	(0.03)
Voluntary Contribution from an Affiliate (Note 3)	0.01	—	—	—	—
Other capital	0.01	0.00(c)	0.00(c)	0.02	0.01
Distributions to shareholders from:
Net investment income	(1.25)	(1.05)	(1.01)	(1.29)	(1.34)
Net asset value, end of period	$ 29.99	$ 30.87	$ 30.31	$ 27.40	$ 25.06
Total return (d)	1.09%(e)	5.26%	14.47%	14.70%	(28.56)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$410,811	$402,845	$422,858	$300,042	$298,163
Ratios to average net assets:
Total expenses	0.49%	0.49%	0.49%	0.49%	0.53%
Net investment income (loss)	4.00%	3.21%	4.05%	4.91%	4.32%
Portfolio turnover rate (f)	73%	55%	123%	48%	78%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Affiliate had not made a voluntary contribution during the year ended September 30, 2019, the total return would have been 1.06%. See Note 3.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
56

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 44.89	$ 49.42	$ 42.74	$ 37.00	$ 48.31
Income (loss) from investment operations:
Net investment income (loss) (a)	1.12	1.19	1.04	0.89	1.01
Net realized and unrealized gain (loss) (b)	(1.21)	(4.25)	6.61	5.84	(11.19)
Total from investment operations	(0.09)	(3.06)	7.65	6.73	(10.18)
Other capital	0.01	0.01	0.03	0.04	0.04
Distributions to shareholders from:
Net investment income	(1.31)	(1.48)	(1.00)	(1.03)	(1.17)
Total distributions	(1.31)	—	—	—	—
Net asset value, end of period	$ 43.50	$ 44.89	$ 49.42	$ 42.74	$ 37.00
Total return (c)	(0.07)%	(6.49)%	18.46%	18.67%	(21.38)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$522,052	$471,349	$479,338	$320,556	$373,681
Ratios to average net assets:
Total expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	2.58%	2.37%	2.30%	2.29%	2.26%
Portfolio turnover rate (d)	23%	24%	34%	19%	12%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
57

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 38.05	$ 40.25	$ 36.61	$ 33.95	$ 46.33
Income (loss) from investment operations:
Net investment income (loss) (a)	1.47	1.50	1.51	1.68	2.05
Net realized and unrealized gain (loss) (b)	1.16	(1.95)	4.13	2.56	(12.36)
Total from investment operations	2.63	(0.45)	5.64	4.24	(10.31)
Net equalization credits and charges (a)	(0.01)	(0.12)	(0.01)	0.05	(0.01)
Other capital	0.00(c)	(0.00)(c)	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(1.69)	(1.63)	(1.99)	(1.63)	(2.06)
Net asset value, end of period	$ 38.98	$ 38.05	$ 40.25	$ 36.61	$ 33.95
Total return (d)	7.12%	(1.49)%	15.84%	12.98%	(22.86)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$781,556	$861,910	$1,251,962	$1,010,508	$974,416
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%	0.46%
Net investment income (loss)	3.89%	3.74%	3.95%	4.81%	4.84%
Portfolio turnover rate (e)	66%	47%	122%	39%	76%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
58

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2019, the Trust consists of thirty (30) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
59

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
60

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
61

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
62

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

The following Funds utilized equalization during the period ended September 30, 2019:
SPDR EURO STOXX 50 ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P International Dividend ETF
Distributions
The SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Markets Dividend ETF and SPDR S&P International Dividend ETF declare and distribute from net investment income, if any, to their shareholders quarterly. The SPDR MSCI ACWI ex-US ETF and the SPDR S&P Emerging Markets Small Cap ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR EURO STOXX 50 ETF	0.29%
SPDR MSCI ACWI ex-US ETF	0.34
SPDR S&P Emerging Markets Dividend ETF	0.49
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR S&P International Dividend ETF	0.45
63

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2020.
The Adviser has contractually agreed to waive a portion of its Management/advisory fee and/or reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the SPDR MSCI ACWI ex-US ETF, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, will be limited to 0.30% of the Fund’s average daily net assets. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived/or reimbursed. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver/or reimbursement may be canceled or modified at any time after January 31, 2020. The waiver and/or reimbursement may not be terminated prior to January 31, 2020, except with the approval of the Board. For the period ended September 30, 2019, the SPDR MSCI ACWI ex-US ETF waived $696,291.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
64

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio III, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2019 are disclosed in the Schedules of Investments.
During the year, State Street made a voluntary contribution of $82,258 to the SPDR S&P Emerging Markets Dividend ETF in connection with trading matters.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended September 30, 2019, were as follows:
	Purchases	Sales
SPDR EURO STOXX 50 ETF	$151,536,482	$156,806,268
SPDR MSCI ACWI ex-US ETF	86,240,674	56,092,232
SPDR S&P Emerging Markets Dividend ETF	362,961,136	324,809,242
SPDR S&P Emerging Markets Small Cap ETF	154,087,423	109,364,953
SPDR S&P International Dividend ETF	530,522,785	541,737,832
65

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

For the period ended September 30, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR EURO STOXX 50 ETF	$ 85,284,798	$1,039,674,584	$ (5,737,063)
SPDR MSCI ACWI ex-US ETF	324,600,804	185,737,519	45,433,739
SPDR S&P Emerging Markets Dividend ETF	86,097,670	104,577,082	10,365,563
SPDR S&P Emerging Markets Small Cap ETF	23,998,327	8,768,533	1,010,463
SPDR S&P International Dividend ETF	25,602,178	118,805,061	2,321,905
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for
66

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to passive foreign investment companies, in-kind transactions, expired capital loss carryover and wash sale loss deferrals.
The tax character of distributions paid during the period ended September 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR EURO STOXX 50 ETF	$67,649,383	$—	$67,649,383
SPDR MSCI ACWI ex-US ETF	50,217,847	—	50,217,847
SPDR S&P Emerging Markets Dividend ETF	17,333,681	—	17,333,681
SPDR S&P Emerging Markets Small Cap ETF	14,381,108	—	14,381,108
SPDR S&P International Dividend ETF	35,674,688	—	35,674,688
The tax character of distributions paid during the period ended September 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR EURO STOXX 50 ETF	$ 111,215,340	$ —	$ 111,215,340
SPDR MSCI ACWI ex-US ETF	37,197,017	—	37,197,017
SPDR S&P Emerging Markets Dividend ETF	14,440,071	—	14,440,071
SPDR S&P Emerging Markets Small Cap ETF	14,850,712	—	14,850,712
SPDR S&P International Dividend ETF	44,083,053	—	44,083,053
67

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

At September 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR EURO STOXX 50 ETF	$ 5,724,440	$(470,819,923)	$—	$(182,487,055)	$(647,582,538)
SPDR MSCI ACWI ex-US ETF	20,534,731	(78,929,329)	—	(17,016,066)	(75,410,664)
SPDR S&P Emerging Markets Dividend ETF	601,387	(229,640,653)	—	(24,630,335)	(253,669,601)
SPDR S&P Emerging Markets Small Cap ETF	9,879,235	(78,701,764)	—	(102,684,054)	(171,506,583)
SPDR S&P International Dividend ETF	8,937,817	(434,918,118)	—	11,496,772	(414,483,529)
As of September 30, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR EURO STOXX 50 ETF	$ 49,460,189	$421,359,734
SPDR MSCI ACWI ex-US ETF	9,424,235	69,505,094
SPDR S&P Emerging Markets Dividend ETF	94,793,647	134,847,006
SPDR S&P Emerging Markets Small Cap ETF	—	78,701,764
SPDR S&P International Dividend ETF	167,222,435	267,695,683
As of September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR EURO STOXX 50 ETF	$2,220,249,786	$233,932,848	$415,911,167	$(181,978,319)
SPDR MSCI ACWI ex-US ETF	1,740,082,359	217,029,151	233,961,500	(16,932,349)
SPDR S&P Emerging Markets Dividend ETF	439,601,679	18,990,322	43,607,770	(24,617,448)
SPDR S&P Emerging Markets Small Cap ETF	634,554,917	59,798,441	162,471,957	(102,673,516)
SPDR S&P International Dividend ETF	805,968,377	39,134,631	27,586,483	11,548,148
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to
68

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR MSCI ACWI ex-US ETF	$ 72,044,573	$ 50,583,890	$ 25,682,365	$ 76,266,255
SPDR S&P Emerging Markets Dividend ETF	6,825,838	6,179,351	1,257,166	7,436,517
SPDR S&P Emerging Markets Small Cap ETF	24,806,751	9,464,642	18,120,376	27,585,018
SPDR S&P International Dividend ETF	56,877,520	40,980,688	18,999,728	59,980,416
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
69

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2019:
		Remaining Contractual Maturity of the Agreements As of September 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR MSCI ACWI ex-US ETF	Common Stocks	$50,583,890	$—	$—	$—	$50,583,890	$50,583,890
SPDR S&P Emerging Markets Dividend ETF	Common Stocks	6,179,351	—	—	—	6,179,351	6,179,351
SPDR S&P Emerging Markets Small Cap ETF	Common Stocks	9,464,642	—	—	—	9,464,642	9,464,642
SPDR S&P International Dividend ETF	Common Stocks	40,980,688	—	—	—	40,980,688	40,980,688
9.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The following Funds participate in the credit facility as of September 30, 2019:
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
The Funds had no outstanding loans as of September 30, 2019.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
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NOTES TO FINANCIAL STATEMENTS  (continued)
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10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Stock Splits
The Board authorized a 3-for-2 split for the SPDR MSCI ACWI ex-US ETF, effective after the close of trading on September 20, 2019 for the shareholders of record on September 18, 2019. The impact of the stock split was to increase the number of shares outstanding by a factor of 1.5, while decreasing the NAV of shares outstanding by a factor of 1.5, resulting in no effect to the net assets of the aforementioned Fund. The financial statements and financial highlights of the aforementioned Fund have been adjusted to reflect the stock split.
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NOTES TO FINANCIAL STATEMENTS  (continued)
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12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees of SPDR Index Shares Funds and Shareholders of each of the five funds listed below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments as indicated with an * below, of each of the funds listed below (five of the funds constituting SPDR Index Shares Funds, hereafter collectively referred to as the "Funds") as of September 30, 2019, the related statements of operations for the year ended September 30, 2019, the statements of changes in net assets for each of the two years in the period ended September 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2019, and the financial highlights for each of the five years in the period ended September 30, 2019 in conformity with accounting principles generally accepted in the United States of America.
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI ex-US ETF *
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF *
SPDR S&P International Dividend ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 26, 2019
We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.
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OTHER INFORMATION
September 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2019 to September 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF	SPDR S&P Emerging Markets Dividend ETF
Annualized Expense Ratio	0.29%	0.30%	0.49%
Actual:
Ending Account Value	$1,056.90	$1,014.50	$ 978.40
Expenses Paid During Period(a)	1.50	1.52	2.43
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.60	1,023.60	1,022.60
Expenses Paid During Period(a)	1.47	1.52	2.48
	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P International Dividend ETF
Annualized Expense Ratio	0.65%	0.45%
Actual:
Ending Account Value	$ 980.80	$1,050.70
Expenses Paid During Period(a)	3.23	2.31
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.80	1,022.80
Expenses Paid During Period(a)	3.29	2.28
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 365.
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OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended September 30, 2019, the total amount of foreign taxes that will be passed through are:
Amount
SPDR EURO STOXX 50 ETF	$7,113,358
SPDR MSCI ACWI ex-US ETF	3,911,155
SPDR S&P Emerging Markets Dividend ETF	1,972,704
SPDR S&P Emerging Markets Small Cap ETF	1,889,233
SPDR S&P International Dividend ETF	2,356,861
The amount of foreign source income earned on the following Funds during the year ended September 30, 2019 were as follows:
Amount
SPDR EURO STOXX 50 ETF	$84,207,580
SPDR MSCI ACWI ex-US ETF	62,774,678
SPDR S&P Emerging Markets Dividend ETF	22,152,726
SPDR S&P Emerging Markets Small Cap ETF	16,526,500
SPDR S&P International Dividend ETF	38,500,999
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OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Small Cap ETF
Approval of Advisory Agreement
At an in-person meeting held prior to September 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
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OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also
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OTHER INFORMATION  (continued)
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asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
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OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	125	None.
BONNY EUGENIA BOATMAN c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	125	None.
DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	125	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	125	Putnam Acquisition
Financing Inc.
(Director); Putnam
Acquisition
Financing LLC
(Director); Putnam
GP Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director);
University of Notre
					Dame (Trustee).
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OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	125	Guggenheim / Rydex Funds (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	188	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

83

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (witrh respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
84

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016);
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
85

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 - April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
86

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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit spdrs.com today.
ssga.com | spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., or Solactive AG. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2019 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2020 SPDRISIAR

Annual Report
September 30, 2019
SPDR® Index Shares Funds
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Dow Jones Global Select Real Estate Securities Index is a float-adjusted market capitalization index designed to measure the performance of publicly traded global real estate securities. The Dow Jones Global Select Real Estate Securities Index is a measure of the types of global real estate securities that represent the ownership and operation of commercial or residential real estate.
The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in countries excluding the United States. The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a measure of the type of global real estate securities that represent the ownership and operation of commercial or residential real estate.
The S&P China BMI Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in China available to foreign investors. The Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Index calculation.
The S&P Global Natural Resources Index is comprised of 90 of the largest U.S. and foreign publicly traded companies, based on market capitalization, in natural resources and commodities businesses that meet certain investability requirements. The Index component securities represent a combination of the component securities included in each of the following three sub-indices: the S&P Global Natural Resources-Agriculture Index, the S&P Global Natural Resources-Energy Index and the S&P Global Natural Resources-Metals and Mining Index. The weight of each sub-index equals one-third of the total weight of the Index.
The S&P Developed Ex-U.S. Under USD2 Billion Index (the “Index”) is a market capitalization weighted index designed to define and measure the investable universe of publicly traded small-cap companies, as defined by the Index, domiciled in developed countries outside the United States. The Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Index calculation.
See accompanying notes to financial statements.
1

Notes to Performance Summaries (Unaudited)  (continued)
The S&P BMI North American Natural Resources Index comprises publicly traded large- and mid-capitalization U.S. and Canadian companies in the natural resources and commodities businesses that meet certain investability requirements and are classified within the sub-industries of one of three natural resources categories: energy, metals & mining or agriculture.
See accompanying notes to financial statements.
2

SPDR Dow Jones Global Real Estate ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Dow Jones Global Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global real estate market. The Fund’s benchmark is the Dow Jones Global Select Real Estate Securities Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 12.68%, and the Index was 12.30%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Tax withholding differences contributed to the difference between the Fund’s performance and that of the Index.
The Index beat the broader MSCI World Index by over 10% during the fiscal year as defensive sectors, such as real estate, took advantage of mixed signals from Washington DC as well as geopolitical uncertainty in countries such as the UK, and Germany. In the first fiscal quarter, when the Index had its largest “victory” against the broad market (–6.1% vs –13.4%), real estate investment trusts (REITs) were held in favor with US investors as the yield curve shrunk and the Federal Reserve first lowered expectations of a rate increase in November, then reversed course and introduced an increase (the last one in a string of them over the prior two years) just a month later. In other regions, office real estate stocks in Asia and Australia rose as rental growth increased by as much as 15% for 2018. These favorable events offset a challenging time in Europe as the strengthening US Dollar proved to be a large obstacle in the region.
As the calendar turned to 2019, the world economy accelerated and REITs went along for the ride. Cash-heavy real estate companies increased dividends, US rental vacancy rates reached their lowest point in 34 years, and large residential REITs in Germany continued to benefit from strong renter demand. For fiscal Q2, the Index returned 13.6% matching the S&P 500 and besting the MSCI World by more than a percent. Real estate stocks continued to gain for the remainder of the fiscal year as the Federal Reserve completed their 180 degree turn and cut rates twice during the last fiscal quarter and the US reached a deal with Canada and Mexico to remove tariffs on both steel and aluminum. For the period, the Index gained 12.30%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Welltower, Inc., Prologis, Inc., and Equity Residential. The top negative contributors to the Fund’s performance during the Reporting Period were Deutsche Wohnen SE, Simon Property Group, Inc., and Unibail-Rodamco-Westfield SE Stapled Secs Cons of 1 Sh Unibail Rodamco + 1 Sh WFD Unib Rod.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR Dow Jones Global Real Estate ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Dow Jones Global Select Real Estate Securities Index	Net Asset Value	Market Value	Dow Jones Global Select Real Estate Securities Index
ONE YEAR	12.68%	12.80%	12.30%	12.68%	12.80%	12.30%
FIVE YEARS	38.55%	38.53%	36.65%	6.74%	6.74%	6.45%
TEN YEARS	144.09%	142.60%	138.85%	9.33%	9.27%	9.10%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Dow Jones Global Real Estate ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR Dow Jones Global Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Prologis, Inc. REIT	4.3%
Simon Property Group, Inc. REIT	3.8
Public Storage REIT	2.9
Welltower, Inc. REIT	2.9
AvalonBay Communities, Inc. REIT	2.4
Equity Residential REIT	2.4
Ventas, Inc. REIT	2.2
Digital Realty Trust, Inc. REIT	2.1
Mitsui Fudosan Co., Ltd.	2.0
Link REIT	1.8
TOTAL	26.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2019

% of Net Assets
Equity Real Estate Investment Trusts (REITs)	87.8%
Real Estate Management & Development	11.8
Diversified Financial Services	0.0*
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.0)*
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Dow Jones International Real Estate ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Dow Jones International Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the international real estate market. The Fund’s benchmark is the Dow Jones Global ex-U.S. Select Real Estate Securities Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 8.31%, and the Index was 8.61%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Index beat the broader MSCI World xUS Index by over 9% during the fiscal year as defensive sectors, such as real estate, took advantage of mixed signals from Washington DC as well as geopolitical uncertainty in countries such as the UK, and Germany. The Index had its largest “victory” against the broad market (–5.0% vs –12.8%) during the first fiscal quarter. Office real estate stocks in Asia and Australia rose as rental growth increased by as much as 15% for 2018. The advances in the PacRim acted to offset a challenging time in Europe as the strengthening US Dollar proved to be a large obstacle in the region. As the calendar turned to 2019, the world economy accelerated and REITs went along for the ride. Cash-heavy real estate companies increased dividends, US rental vacancy rates reached their lowest point in 34 years, and large residential REITs in Germany continued to benefit from strong renter demand. For fiscal Q2, the Index returned 11.3% besting the MSCI World xUS by close to a percent. Singapore REITs benefitted in fiscal Q3 as the country’s Monetary Authority proposed to increase the leverage limit applied specifically to SREITs from 45% to as much as 55%. An increase would allow SREITs to better optimize capital structures. Real estate stocks continued to gain for the remainder of the fiscal year as vacancy rates remained low globally and the US reached a deal with Canada and Mexico to remove tariffs on both steel and aluminum. For the period, the Index gained 8.6%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Goodman Group, Link Real Estate Investment Trust, and Nippon Building Fund, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Unibail-Rodamco-Westfield SE Stapled Security Chess Depository Interests Repr 0.05 Sh, Deutsche Wohnen SE, and Unibail-Rodamco-Westfield SE Stapled Secs Cons of 1 Sh Unibail Rodamco + 1 Sh WFD Unib Rod.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR Dow Jones International Real Estate ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Dow Jones Global ex-U.S. Select Real Estate Securities Index	Net Asset Value	Market Value	Dow Jones Global ex-U.S. Select Real Estate Securities Index
ONE YEAR	8.31%	8.59%	8.61%	8.31%	8.59%	8.61%
FIVE YEARS	18.71%	19.04%	20.57%	3.49%	3.55%	3.81%
TEN YEARS	83.68%	83.66%	90.84%	6.27%	6.27%	6.68%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Dow Jones International Real Estate ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.59%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR Dow Jones International Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Mitsui Fudosan Co., Ltd.	4.7%
Link REIT	4.4
Goodman Group REIT	2.9
Scentre Group REIT	2.7
Deutsche Wohnen SE	2.5
Unibail-Rodamco-Westfield REIT	2.4
Nippon Building Fund, Inc. REIT	2.1
Segro PLC REIT	2.0
Japan Real Estate Investment Corp. REIT	1.8
Dexus REIT	1.6
TOTAL	27.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2019

% of Net Assets
Equity Real Estate Investment Trusts (REITs)	71.0%
Real Estate Management & Development	28.6
Diversified Financial Services	0.0*
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.0*
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR S&P China ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P China ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Chinese equity market. The Fund’s benchmark is the S&P China BMI Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was –4.73%, and the Index was –4.78%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in return of the Fund and Index was largely due to sampling.
Trade relations between the United States and China looked to be on the mend following the G-20 summit in Buenos Aires, but the sequentially suspicious arrest of Huawei’s chief financial officer in Canada made investors question the durability of potential trade progress yet again. In China, various efforts emerged to prop up the economy but signs of slower growth weighed on the market and the S&P China declined 10.87% during Q4 2018. The renewal of trade talks between the United States and China provided a boost to sentiment, and the Chinese market rebounded firmly with S&P China advancing 16.72% during the last quarter of 2018.
There were early signs of an economic recovery when China reported a strong rebound in its NBS manufacturing PMI, positive economic surprises across February industrial production, fixed asset investment and a GDP release indicating China’s economy grew by 6.4% in the first quarter. That confidence was quickly wiped away in May as the Chinese market faced the brunt of trade impediments, including fresh tariffs and new restrictions on Chinese telecom equipment maker Huawei. During Q2 2019 the S&P China suffered another decline of 3.35%. Chinese stocks incurred their worst losses amidst the escalation in the US-China trade conflict in August, turbulent trade developments and rumors of US restrictions on portfolio flows into the country contributed to a weak finish in Q3 2019 where the S&P China declined again by 5.31%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Meituan Dianping, Alibaba Group Holding Ltd. Sponsored ADR, and Ping An Insurance (Group) Company of China, Ltd. Class H. The top negative contributors to the Fund’s performance during the Reporting Period were Xiaomi Corp. Class B, China Petroleum & Chemical Corporation Class H, and Baidu, Inc. Sponsored ADR Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR S&P China ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P China BMI Index	Net Asset Value	Market Value	S&P China BMI Index
ONE YEAR	– 4.73%	– 4.62%	– 4.78%	– 4.73%	– 4.62%	– 4.78%
FIVE YEARS	31.21%	30.32%	29.82%	5.58%	5.44%	5.36%
TEN YEARS	66.03%	64.92%	68.84%	5.20%	5.13%	5.38%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P China ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.59%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR S&P China ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Alibaba Group Holding, Ltd. ADR	12.0%
Tencent Holdings, Ltd.	11.3
China Construction Bank Corp. Class H	3.6
Ping An Insurance Group Co. of China, Ltd. Class H	3.0
Industrial & Commercial Bank of China, Ltd. Class H	2.5
China Mobile, Ltd.	2.1
Meituan Dianping Class B	1.7
Bank of China, Ltd. Class H	1.5
Baidu, Inc. ADR	1.3
CNOOC, Ltd.	1.1
TOTAL	40.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Consumer Discretionary	23.9%
Financials	20.8
Communication Services	18.8
Industrials	7.0
Real Estate	5.4
Information Technology	5.1
Consumer Staples	4.8
Health Care	4.3
Energy	3.7
Materials	3.2
Utilities	2.5
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P Global Natural Resources ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Global Natural Resources ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an Index that tracks publicly-traded companies in natural resources and /or commodities businesses. The Fund’s benchmark is the S&P Global Natural Resources Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was –11.50%, and the Index was –11.55%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag/cumulative effect of security misweights/tax withholdings Cumulative security misweights between the Fund and the index, the effects of cash holdings on the Fund performance and Fund expenses contributed to the difference between the Fund’s performance and that of the Index.
Slowing demand for raw materials, negative macroeconomic data and geopolitical tensions were primary drivers of Fund performance during the Reporting Period. The Fund had negative performance in two of the quarters in the Reporting Period. In the first and fourth quarters of the Reporting Period, the Fund had negative returns. The performance in these periods was driven by falling demand and prices for raw materials like steel, cobalt and copper, tariffs on raw materials, a slowing global economy that stoked recession fears, ongoing trade hostilities between multiple countries, the drawn out Brexit negotiations and other events like the drone attack on Saudi oil facilities, protests in Hong Kong and hawkish monetary policy. The Fund had positive performance during the second and third quarters of the Reporting Period. Much of the positive performance in this period was driven by progress on US-China trade talks culminating in a truce between the two countries at the G20 summit in Japan, easing monetary policy, better-than-expected earnings reports and despite some headwinds from Iranian attacks on oil tankers in the Gulf of Oman, Brexit uncertainty and lowered growth forecasts in the UK and EU.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Barrick Gold Corporation, Newcrest Mining Limited, and Fortescue Metals Group Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were ArcelorMittal SA, Vale S.A. Sponsored ADR, and Glencore plc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR S&P Global Natural Resources ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Global Natural Resources Index	Net Asset Value	Market Value	S&P Global Natural Resources Index
ONE YEAR	– 11.50%	– 11.46%	– 11.55%	– 11.50%	– 11.46%	– 11.55%
FIVE YEARS	2.72%	2.75%	2.50%	0.54%	0.54%	0.50%
SINCE INCEPTION(1)	8.08%	8.13%	8.35%	0.86%	0.87%	0.89%

(1)	For the period September 13, 2010 to September 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/13/10, 9/14/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Global Natural Resources ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR S&P Global Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
BHP Group, Ltd.	5.0%
Nutrien, Ltd.	4.6
Exxon Mobil Corp.	4.5
TOTAL SA	3.5
BP PLC	3.4
Royal Dutch Shell PLC Class A	3.4
Chevron Corp.	3.4
UPM-Kymmene Oyj	2.8
Glencore PLC	2.5
Vale SA ADR	2.5
TOTAL	35.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2019

% of Net Assets
Metals & Mining	33.2%
Oil, Gas & Consumable Fuels	32.3
Chemicals	11.7
Containers & Packaging	7.2
Paper & Forest Products	6.8
Food Products	4.4
Equity Real Estate Investment Trusts (REITs)	1.8
Energy Equipment & Services	1.0
Household Products	1.0
Short-Term Investment	2.9
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P International Small Cap ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P International Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed world (ex-US) small cap equity market. The Fund’s benchmark is the S&P Developed ex-U.S. Under USD2 Billion Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was –11.28%, and the Index was –11.34%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of security misweights and securities lending income contributed to the difference between the Fund’s performance and that of the Index.
The S&P Developed ex-US under USD 2 Billion Index lost 16.66% in the last quarter of 2018 which delivered the worst quarterly index return in this reporting period. This quarter was not especially kind to European equities with all countries in the region falling victim to the worsening market environment. Weak GDP data from Germany, acknowledgement from Mario Draghi of “loss in growth momentum”, and political turmoil in France were some of the negative headwinds facing the region. Equity markets in Asia-Pacific were not immune the risk aversion that permeated global capital markets as well. Japan had to deal with some mixed economic data during the quarter including bumpy industrial production prints and third quarter GDP growth that registered at –0.3%. Australia equity losses were worsened by the depreciation in the Australian dollar relative to the US dollar.
The first quarter of 2019 delivered the best quarterly Index return in this reporting period by gaining 8.46%. European equity markets performed well in the first quarter as many of the supportive trends applicable to risk sentiment globally also benefited European shares. As a result, stock prices in Europe were able to climb just as many forecasts for economic growth were descending. Cautious commentary from the European Central Bank following the Governing Council meeting on January 24 was one such episode. Although no change in monetary policy was made, the continued acknowledgement of slower growth conditions in Europe and the flexibility to use a variety of tools to stimulate sustained inflation reinforced market confidence in central bank support. The quarterly gains from Asia-Pacific equities were dampened by Japan with disappointing economic data including a record drop in its purchasing manager index and slumping business confidence. In Australia, a dovish turn from the Reserve Bank of Australia helped fuel equity gains as well as currency weakness. The bank revised growth expectations down for 2019 in its Statement of Monetary Policy and noted headwinds from household spending and falling home prices in some cities. The Australian market was also supported by a rebound in industrial metals prices and the corresponding impact that had on the country’s materials sector.
The Index modestly gained .10% in the second quarter of 2019 but saw some volatile monthly swings in between. April marked another solid month for growth assets as investors embraced optimism about trade policy between the United States and China, and earnings results continued to outpace analyst estimates. But as quick as the monthly calendar turned, investors were met with increasingly uncomfortable developments. On the very first day of May, Federal Reserve (Fed) Chair Jerome Powell pushed back on market expectations for interest rate cuts by suggesting that recent low levels of inflation were likely
See accompanying notes to financial statements.
15

SPDR S&P International Small Cap ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
transitory. From there, trade conflict between the United States and the rest of the world took center stage; battering equity markets while flattering bonds. But as May turned to June, the equity markets recovered nicely backed by another wave of central bank accommodation with both the European Central Bank and the Fed indicating that further policy tools and interest rate cuts would be used to support economic growth.
The Index was down 2.01% for the final quarter of this reporting period. Europe continued to be plagued by weak economic data, especially in the manufacturing sector. That weakness did not go unnoticed, and the IMF issued a warning that stronger ECB policies would likely be needed to help support growth on the continent. The European equity rebound in September was firm after being down the first two months of this quarter. The rebound was wide in breadth, as all sectors of the European markets rallied between 3% and 6% from the August lows. Asia-Pacific equity markets saw greater country dispersion in returns. In Japan, the equity market was fairly stable early on despite noisy data and increased trade tensions with South Korea. At the other end of the spectrum, Hong Kong had a rough quarter amidst ongoing protests against a proposed extradition law. While Hong Kong Chief Executive Carrie Lam ultimately announced that she would withdraw the extradition bill, protests continued and the damage had been done to the local stock market.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Goldwin Inc., Dialog Semiconductor plc, and Greene King plc. The top negative contributors to the Fund’s performance during the Reporting Period were Senior plc, Zenrin Co., Ltd., and Maxar Technologies, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
16

SPDR S&P International Small Cap ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Developed Ex-U.S. Under USD2 Billion Index	Net Asset Value	Market Value	S&P Developed Ex-U.S. Under USD2 Billion Index
ONE YEAR	– 11.28%	– 10.97%	– 11.34%	– 11.28%	– 10.97%	– 11.34%
FIVE YEARS	18.75%	19.13%	17.65%	3.50%	3.56%	3.30%
TEN YEARS	73.62%	72.94%	68.56%	5.67%	5.63%	5.36%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P International Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
17

SPDR S&P International Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Premier Investment Corp. REIT	0.3%
NIPPON REIT Investment Corp. REIT	0.3
Nikkon Holdings Co., Ltd.	0.2
J D Wetherspoon PLC	0.2
Shochiku Co., Ltd.	0.2
EI Group PLC	0.2
Iwatani Corp.	0.2
Toagosei Co., Ltd.	0.2
Fukuoka REIT Corp. REIT	0.2
Kiyo Bank, Ltd.	0.2
TOTAL	2.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Industrials	20.8%
Consumer Discretionary	14.5
Materials	10.5
Real Estate	10.4
Information Technology	9.9
Financials	9.7
Health Care	7.4
Consumer Staples	6.1
Energy	3.9
Communication Services	3.9
Utilities	1.8
Short-Term Investments	8.7
Liabilities in Excess of Other Assets	(7.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
18

SPDR S&P North American Natural Resources ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P North American Natural Resources ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks publicly-traded North American companies in natural resources and /or commodities businesses. The Fund’s benchmark is the S&P BMI North American Natural Resources Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was –6.50%, and the Index was –6.74%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Fears of a global economic slowdown, uncertainty over the timing of a US-China trade agreement, and continued geopolitical risks were primary drivers of Fund performance during the Reporting Period. Industrial metals were largely lower over the Reporting Period as fears of an economic slowdown in China and of weaker global demand weighed on prices. Conversely most precious metals miners were up significantly as the economic uncertainty sparked demand for gold and silver providing investors shelter from the market turbulence. The energy sector was buffeted by general concerns around economic growth and also sharply falling oil prices starting in Q4 2018. A number of factors contributed to the sharp drop in oil including the US granting temporary waivers to eight Iranian-oil importing countries, continually building supply and inventories as well as important industry sources such as OPEC’s Monthly Report which published lower demand forecasts. The Energy sector recovered somewhat from its Q4 drop, as the end of Iranian sanction waivers, drone attacks on Saudi oil tankers, US aircraft carriers mobilizing towards Iran, contaminated Russian oil exports, and continued political strife in Venezuela and Libya all contributed to drive prices higher in 2019.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Barrick Gold Corporation, Newmont Goldcorp Corporation, and Franco-Nevada Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were EOG Resources, Inc., Exxon Mobil Corporation, and Freeport-McMoRan, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
19

SPDR S&P North American Natural Resources ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P BMI North American Natural Resources Index	Net Asset Value	Market Value	S&P BMI North American Natural Resources Index
ONE YEAR	– 6.50%	– 6.50%	– 6.74%	– 6.50%	– 6.50%	– 6.74%
SINCE INCEPTION(1)	37.97%	38.02%	37.54%	8.85%	8.86%	8.77%

(1)	For the period December 15, 2015 to September 30, 2019. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/15, 12/16/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P North American Natural Resources ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
20

SPDR S&P North American Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Exxon Mobil Corp.	10.0%
Chevron Corp.	10.0
Newmont Goldcorp Corp.	7.4
Barrick Gold Corp.	7.4
Nutrien, Ltd.	5.0
ConocoPhillips	4.4
Franco-Nevada Corp.	4.1
Archer-Daniels-Midland Co.	3.9
Corteva, Inc.	3.6
Suncor Energy, Inc.	3.4
TOTAL	59.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2019

% of Net Assets
Oil, Gas & Consumable Fuels	45.8%
Metals & Mining	33.7
Chemicals	13.7
Food Products	6.2
Paper & Forest Products	0.4
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
21

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 4.4%
BWP Trust REIT	846,631	$ 2,255,490
Charter Hall Retail REIT	628,197	1,800,671
Dexus REIT	1,907,089	15,344,793
Goodman Group REIT	2,820,740	26,976,707
GPT Group REIT	3,390,868	14,087,737
Scentre Group REIT	9,370,842	24,838,239
Shopping Centres Australasia Property Group REIT	1,561,470	2,748,678
Vicinity Centres REIT	5,704,175	9,887,252
		97,939,567
AUSTRIA — 0.2%
CA Immobilien Anlagen AG	128,689	4,566,659
BELGIUM — 0.3%
Cofinimmo SA REIT	43,263	6,093,759
BRAZIL — 0.4%
BR Malls Participacoes SA	1,562,821	5,406,504
Multiplan Empreendimentos Imobiliarios SA	479,700	3,322,453
		8,728,957
CANADA — 1.5%
Allied Properties Real Estate Investment Trust	100,508	4,066,627
Artis Real Estate Investment Trust	126,257	1,199,632
Boardwalk Real Estate Investment Trust	41,664	1,397,506
Canadian Apartment Properties REIT	138,391	5,693,473
Dream Office Real Estate Investment Trust	48,912	1,093,870
First Capital Realty, Inc.	304,650	5,078,267
Granite Real Estate Investment Trust	43,188	2,092,530
H&R Real Estate Investment Trust	246,654	4,308,993
RioCan Real Estate Investment Trust	263,708	5,254,243
SmartCentres Real Estate Investment Trust	125,546	3,081,756
		33,266,897
FRANCE — 3.2%
Covivio REIT	78,219	8,280,139
Gecina SA REIT	96,515	15,172,816
Klepierre SA REIT	367,928	12,498,745
Unibail-Rodamco-Westfield	1,378,884	9,904,373
Unibail-Rodamco-Westfield REIT	173,299	25,269,461
		71,125,534
See accompanying notes to financial statements.
22

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
GERMANY — 2.7%
alstria office REIT-AG	279,732	$ 4,800,130
Aroundtown SA	1,572,061	12,860,810
Deutsche EuroShop AG	88,081	2,485,150
Deutsche Wohnen SE	633,604	23,133,385
Grand City Properties SA	178,928	4,026,189
LEG Immobilien AG	110,477	12,646,411
		59,952,075
HONG KONG — 3.4%
Hang Lung Properties, Ltd.	3,324,018	7,547,455
Hongkong Land Holdings, Ltd.	2,053,800	11,542,356
Hysan Development Co., Ltd.	1,091,731	4,400,681
Link REIT	3,706,682	40,875,917
Wharf Real Estate Investment Co., Ltd.	2,030,000	11,082,991
		75,449,400
JAPAN — 13.4%
Activia Properties, Inc. REIT	1,235	6,307,842
Advance Residence Investment Corp. REIT	2,401	7,886,699
Aeon Mall Co., Ltd.	180,200	2,842,850
AEON REIT Investment Corp.	2,632	3,626,230
Comforia Residential REIT, Inc.	1,027	3,297,423
Daiwa House REIT Investment Corp.	3,286	9,243,063
Daiwa Office Investment Corp. REIT	545	4,230,904
Frontier Real Estate Investment Corp. REIT	857	3,651,617
Fukuoka REIT Corp.	1,275	2,167,176
GLP J-REIT	6,746	8,950,973
Hoshino Resorts REIT, Inc.	391	2,156,243
Hulic Co., Ltd.	883,500	9,033,241
Hulic Reit, Inc. (a)	1,996	3,667,875
Industrial & Infrastructure Fund Investment Corp. REIT	3,178	4,563,734
Invesco Office J-Reit, Inc.	15,662	3,114,285
Invincible Investment Corp. REIT	10,813	6,673,394
Japan Excellent, Inc. REIT	2,184	3,564,725
Japan Hotel REIT Investment Corp.	7,958	5,934,904
Japan Logistics Fund, Inc. REIT	1,605	3,971,103
Japan Prime Realty Investment Corp. REIT	1,624	7,708,647
Japan Real Estate Investment Corp. REIT	2,437	16,348,138
Japan Rental Housing Investments, Inc. REIT	2,962	2,726,986
Japan Retail Fund Investment Corp. REIT	4,608	9,746,831
Kenedix Office Investment Corp. REIT	755	5,965,950
Kenedix Residential Next Investment Corp. REIT	1,630	3,215,508
See accompanying notes to financial statements.
23

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Kenedix Retail REIT Corp.	898	$ 2,250,089
LaSalle Logiport REIT	2,130	3,050,881
Leopalace21 Corp. (a)(b)	433,600	1,019,055
MCUBS MidCity Investment Corp. REIT	2,968	3,259,788
Mitsui Fudosan Co., Ltd.	1,745,000	43,255,656
Mori Hills REIT Investment Corp.	2,828	4,490,260
Mori Trust Sogo Reit, Inc.	1,706	3,059,198
Nippon Accommodations Fund, Inc. REIT	859	5,349,128
Nippon Building Fund, Inc. REIT	2,485	19,084,432
Nippon Prologis REIT, Inc.	4,134	11,326,185
NIPPON REIT Investment Corp.	809	3,379,722
Nomura Real Estate Master Fund, Inc. REIT	8,003	14,454,644
Orix JREIT, Inc.	4,859	10,610,446
Premier Investment Corp. REIT	2,325	3,411,936
Sekisui House Reit, Inc.	7,171	6,429,516
Tokyu Fudosan Holdings Corp.	1,064,200	6,784,490
Tokyu REIT, Inc.	1,635	3,111,908
United Urban Investment Corp. REIT	5,443	10,425,177
Unizo Holdings Co., Ltd.	60,400	2,690,965
		298,039,817
MALTA — 0.0% (c)
BGP Holdings PLC (b)(d)	1,313,937	—
MEXICO — 0.4%
Fibra Uno Administracion SA de CV REIT	5,364,684	7,836,177
NETHERLANDS — 0.2%
Eurocommercial Properties NV REIT	73,568	2,050,010
Wereldhave NV REIT (a)	72,896	1,621,212
		3,671,222
PHILIPPINES — 0.6%
SM Prime Holdings, Inc.	19,822,800	14,227,439
ROMANIA — 0.3%
NEPI Rockcastle PLC	814,558	7,131,042
SINGAPORE — 3.1%
Ascendas Real Estate Investment Trust	4,528,320	10,216,472
CapitaLand Commercial Trust REIT	5,021,208	7,516,017
CapitaLand Mall Trust REIT	4,972,604	9,456,901
CapitaLand, Ltd.	4,432,951	11,315,581
Frasers Logistics & Industrial Trust REIT	2,742,700	2,459,287
Keppel REIT	3,415,112	3,111,607
Mapletree Commercial Trust REIT	3,327,200	5,509,645
See accompanying notes to financial statements.
24

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Mapletree Industrial Trust REIT	2,457,500	$ 4,318,262
Mapletree Logistics Trust REIT	5,061,116	5,928,851
Mapletree North Asia Commercial Trust REIT	3,811,700	3,638,328
Suntec Real Estate Investment Trust	4,030,295	5,537,321
		69,008,272
SOUTH AFRICA — 0.7%
Growthpoint Properties, Ltd. REIT (a)	5,272,034	8,031,920
Hyprop Investments, Ltd. REIT	460,567	1,878,415
Redefine Properties, Ltd. REIT	9,651,981	4,984,337
		14,894,672
SPAIN — 0.6%
Inmobiliaria Colonial Socimi SA REIT	429,259	5,180,518
Merlin Properties Socimi SA REIT	644,907	9,006,423
		14,186,941
SWEDEN — 1.1%
Castellum AB	451,987	9,690,542
Fabege AB	484,153	7,987,024
Hemfosa Fastigheter AB	300,046	3,042,527
Kungsleden AB	315,204	2,866,030
		23,586,123
SWITZERLAND — 1.0%
PSP Swiss Property AG	72,198	9,173,631
Swiss Prime Site AG	133,666	13,089,791
		22,263,422
THAILAND — 0.2%
Central Pattana PCL NVDR	2,386,500	5,305,934
UNITED KINGDOM — 3.9%
British Land Co. PLC REIT	1,657,188	11,942,505
Capital & Counties Properties PLC	1,488,029	4,312,857
Derwent London PLC REIT	185,286	7,694,649
Grainger PLC	1,105,049	3,349,908
Great Portland Estates PLC REIT	462,425	4,273,846
Hammerson PLC REIT	1,364,082	4,767,196
Intu Properties PLC REIT (a)	1,569,692	857,682
Land Securities Group PLC REIT	1,322,259	13,954,346
Segro PLC REIT	1,908,741	19,071,157
Shaftesbury PLC REIT	389,401	4,359,516
Tritax Big Box REIT PLC	3,024,815	5,576,307
See accompanying notes to financial statements.
25

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
UNITE Group PLC REIT	510,959	$ 6,875,828
		87,035,797
UNITED STATES — 58.0%
Acadia Realty Trust REIT	147,170	4,206,119
American Assets Trust, Inc. REIT	84,528	3,950,839
American Campus Communities, Inc. REIT	241,841	11,627,715
American Homes 4 Rent Class A, REIT	448,599	11,614,228
Americold Realty Trust REIT	337,304	12,503,859
Apartment Investment & Management Co. Class A, REIT	262,051	13,663,339
Apple Hospitality REIT, Inc.	373,007	6,184,456
Ashford Hospitality Trust, Inc. REIT	153,122	506,834
AvalonBay Communities, Inc. REIT	245,790	52,925,961
Boston Properties, Inc. REIT	252,991	32,802,813
Brandywine Realty Trust REIT	311,901	4,725,300
Brixmor Property Group, Inc. REIT	524,229	10,636,606
Camden Property Trust REIT	170,423	18,918,657
CBL & Associates Properties, Inc. REIT (a)	317,696	409,828
Chatham Lodging Trust REIT	82,937	1,505,307
Columbia Property Trust, Inc. REIT	206,895	4,375,829
CorePoint Lodging, Inc. REIT	70,493	712,684
Corporate Office Properties Trust REIT	197,038	5,867,792
Cousins Properties, Inc. REIT	260,022	9,774,227
CubeSmart REIT	336,304	11,737,010
DiamondRock Hospitality Co. REIT	360,787	3,698,067
Digital Realty Trust, Inc. REIT (a)	366,696	47,600,808
Douglas Emmett, Inc. REIT	289,196	12,386,265
Duke Realty Corp. REIT	636,184	21,611,170
Easterly Government Properties, Inc. REIT	125,304	2,668,975
EastGroup Properties, Inc. REIT	65,711	8,215,189
Empire State Realty Trust, Inc. Class A, REIT	259,992	3,710,086
Equity Commonwealth REIT	214,543	7,348,098
Equity LifeStyle Properties, Inc. REIT	160,483	21,440,529
Equity Residential REIT	613,542	52,924,133
Essex Property Trust, Inc. REIT	115,639	37,773,479
Extra Space Storage, Inc. REIT	226,148	26,418,609
Federal Realty Investment Trust REIT	122,700	16,704,378
First Industrial Realty Trust, Inc. REIT	222,609	8,806,412
Franklin Street Properties Corp. REIT	187,859	1,589,287
Front Yard Residential Corp. REIT	85,852	992,449
HCP, Inc. REIT	864,349	30,796,755
Healthcare Realty Trust, Inc. REIT	229,175	7,677,362
Hersha Hospitality Trust REIT	65,629	976,560
See accompanying notes to financial statements.
26

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Highwoods Properties, Inc. REIT	182,548	$ 8,203,707
Host Hotels & Resorts, Inc. REIT	1,284,640	22,211,426
Hudson Pacific Properties, Inc. REIT	271,787	9,093,993
Independence Realty Trust, Inc. REIT	158,475	2,267,777
Invitation Homes, Inc. REIT	842,749	24,953,798
JBG SMITH Properties REIT	207,782	8,147,132
Kilroy Realty Corp. REIT	163,527	12,737,118
Kimco Realty Corp. REIT	742,946	15,512,712
Kite Realty Group Trust REIT	151,431	2,445,611
Liberty Property Trust REIT	277,644	14,251,467
Life Storage, Inc. REIT	82,070	8,650,999
LTC Properties, Inc. REIT	70,181	3,594,671
Macerich Co. REIT (a)	193,882	6,124,732
Mack-Cali Realty Corp. REIT	159,783	3,460,900
Mid-America Apartment Communities, Inc. REIT	200,696	26,092,487
National Storage Affiliates Trust REIT	102,123	3,407,844
Office Properties Income Trust REIT	84,676	2,594,473
Paramount Group, Inc. REIT	354,361	4,730,719
Park Hotels & Resorts, Inc. REIT	421,895	10,534,718
Pebblebrook Hotel Trust REIT (a)	232,088	6,456,688
Pennsylvania Real Estate Investment Trust (a)	102,516	586,392
Piedmont Office Realty Trust, Inc. Class A, REIT	226,048	4,719,882
Prologis, Inc. REIT	1,110,801	94,662,461
PS Business Parks, Inc. REIT	35,471	6,453,948
Public Storage REIT	264,268	64,817,012
QTS Realty Trust, Inc. Class A, REIT	97,370	5,005,792
Regency Centers Corp. REIT	294,932	20,494,825
Retail Opportunity Investments Corp. REIT	203,950	3,718,008
Retail Properties of America, Inc. Class A, REIT	378,167	4,659,017
Retail Value, Inc. REIT	28,252	1,046,454
Rexford Industrial Realty, Inc. REIT	193,210	8,505,104
RLJ Lodging Trust REIT	307,718	5,228,129
RPT Realty REIT	141,509	1,917,447
Ryman Hospitality Properties, Inc. REIT	90,506	7,404,296
Senior Housing Properties Trust REIT	426,882	3,950,793
Seritage Growth Properties Class A, REIT (a)	58,996	2,506,740
Service Properties Trust REIT	292,525	7,544,220
Simon Property Group, Inc. REIT	542,104	84,378,488
SITE Centers Corp. REIT	244,647	3,696,616
SL Green Realty Corp. REIT	145,101	11,862,007
Summit Hotel Properties, Inc. REIT	189,591	2,199,256
Sun Communities, Inc. REIT	159,538	23,683,416
See accompanying notes to financial statements.
27

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Sunstone Hotel Investors, Inc. REIT	395,799	$ 5,438,278
Tanger Factory Outlet Centers, Inc. REIT (a)	165,000	2,554,200
Taubman Centers, Inc. REIT	108,310	4,422,297
UDR, Inc. REIT	515,427	24,987,901
Universal Health Realty Income Trust REIT	22,772	2,340,962
Urban Edge Properties REIT	202,555	4,008,563
Ventas, Inc. REIT	655,797	47,892,855
Vornado Realty Trust REIT	278,725	17,746,421
Washington Prime Group, Inc. REIT (a)	336,749	1,394,141
Washington Real Estate Investment Trust	141,502	3,871,495
Weingarten Realty Investors REIT	214,079	6,236,121
Welltower, Inc. REIT	713,201	64,651,671
Xenia Hotels & Resorts, Inc. REIT	199,282	4,208,836
		1,286,255,030
TOTAL COMMON STOCKS (Cost $1,991,082,677)		2,210,564,736

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (e) (f)	3,235,062	3,235,385
State Street Navigator Securities Lending Portfolio III (g) (h)	5,956,024	5,956,024
TOTAL SHORT-TERM INVESTMENTS (Cost $9,191,346)		9,191,409
TOTAL INVESTMENTS — 100.0% (Cost $2,000,274,023)		2,219,756,145
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (c)		(6,746)
NET ASSETS — 100.0%		$ 2,219,749,399

See accompanying notes to financial statements.
28

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,210,564,736	$—	$ 0(a)	$2,210,564,736
Short-Term Investments	9,191,409	—	—	9,191,409
TOTAL INVESTMENTS	$2,219,756,145	$—	$ 0	$2,219,756,145
(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2019.
See accompanying notes to financial statements.
29

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 35,777,838	$ 32,542,436	$(80)	$63	3,235,062	$3,235,385	$ 8,505
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,565,512	3,565,512	106,797,520	110,363,032	—	—	—	—	66,456
State Street Navigator Securities Lending Government Money Market Portfolio	10,956,272	10,956,272	121,705,121	132,661,393	—	—	—	—	89,525
State Street Navigator Securities Lending Portfolio III	—	—	125,620,401	119,664,377	—	—	5,956,024	5,956,024	142,370
Total		$14,521,784	$389,900,880	$395,231,238	$(80)	$63		$9,191,409	$306,856
See accompanying notes to financial statements.
30

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 10.6%
BWP Trust REIT	1,941,704	$ 5,172,849
Charter Hall Retail REIT	1,416,127	4,059,203
Dexus REIT	4,305,124	34,639,830
Goodman Group REIT	6,369,083	60,911,989
GPT Group REIT	7,654,075	31,799,703
Scentre Group REIT	21,158,534	56,082,552
Shopping Centres Australasia Property Group REIT	3,544,813	6,239,984
Vicinity Centres REIT	12,762,837	22,122,285
		221,028,395
AUSTRIA — 0.5%
CA Immobilien Anlagen AG	290,514	10,309,182
BELGIUM — 0.7%
Cofinimmo SA REIT	97,477	13,730,008
BRAZIL — 0.9%
BR Malls Participacoes SA	3,463,364	11,981,341
Multiplan Empreendimentos Imobiliarios SA	1,077,900	7,465,649
		19,446,990
CANADA — 3.6%
Allied Properties Real Estate Investment Trust	228,292	9,236,860
Artis Real Estate Investment Trust	274,441	2,607,604
Boardwalk Real Estate Investment Trust	91,227	3,059,963
Canadian Apartment Properties REIT	311,148	12,800,779
Dream Office Real Estate Investment Trust	110,327	2,467,358
First Capital Realty, Inc.	686,793	11,448,279
Granite Real Estate Investment Trust	97,217	4,710,325
H&R Real Estate Investment Trust	556,901	9,728,943
RioCan Real Estate Investment Trust	591,973	11,794,749
SmartCentres Real Estate Investment Trust	281,995	6,922,083
		74,776,943
FRANCE — 7.7%
Covivio REIT	176,480	18,681,892
Gecina SA REIT	217,869	34,250,493
Klepierre SA REIT	830,428	28,210,161
Unibail-Rodamco-Westfield (a)	3,879,715	27,867,568
Unibail-Rodamco-Westfield, REIT (a)	353,028	51,476,506
		160,486,620
See accompanying notes to financial statements.
31

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
GERMANY — 6.5%
alstria office REIT-AG	625,903	$ 10,740,337
Aroundtown SA	3,548,207	29,027,384
Deutsche EuroShop AG	198,840	5,610,146
Deutsche Wohnen SE	1,429,191	52,180,898
Grand City Properties SA	403,929	9,089,099
LEG Immobilien AG	249,352	28,543,569
		135,191,433
HONG KONG — 8.1%
Hang Lung Properties, Ltd.	7,500,755	17,031,079
Hongkong Land Holdings, Ltd.	4,635,500	26,051,510
Hysan Development Co., Ltd.	2,449,846	9,875,135
Link REIT	8,371,355	92,316,203
Wharf Real Estate Investment Co., Ltd.	4,583,000	25,021,353
		170,295,280
JAPAN — 32.1%
Activia Properties, Inc. REIT	2,785	14,224,566
Advance Residence Investment Corp. REIT	5,360	17,606,292
Aeon Mall Co., Ltd.	411,540	6,492,489
AEON REIT Investment Corp.	5,941	8,185,195
Comforia Residential REIT, Inc.	2,318	7,442,480
Daiwa House REIT Investment Corp.	7,416	20,860,180
Daiwa Office Investment Corp. REIT	1,212	9,408,910
Frontier Real Estate Investment Corp. REIT	1,935	8,244,899
Fukuoka REIT Corp.	2,878	4,891,868
GLP J-REIT	15,221	20,196,081
Hoshino Resorts REIT, Inc.	882	4,863,956
Hulic Co., Ltd.	1,993,490	20,382,202
Hulic Reit, Inc.	4,424	8,129,599
Industrial & Infrastructure Fund Investment Corp. REIT	7,128	10,236,092
Invesco Office J-Reit, Inc.	35,358	7,030,705
Invincible Investment Corp. REIT	24,202	14,936,603
Japan Excellent, Inc. REIT	4,930	8,046,745
Japan Hotel REIT Investment Corp.	17,711	13,208,481
Japan Logistics Fund, Inc. REIT	3,596	8,897,251
Japan Prime Realty Investment Corp. REIT	3,665	17,396,669
Japan Real Estate Investment Corp. REIT (b)	5,503	36,915,799
Japan Rental Housing Investments, Inc. REIT	6,585	6,062,526
Japan Retail Fund Investment Corp. REIT	10,397	21,991,711
Kenedix Office Investment Corp. REIT	1,703	13,456,970
Kenedix Residential Next Investment Corp. REIT	3,604	7,109,626
See accompanying notes to financial statements.
32

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Kenedix Retail REIT Corp.	2,041	$ 5,114,067
LaSalle Logiport REIT	4,808	6,886,684
Leopalace21 Corp. (b)(c)	985,000	2,314,966
MCUBS MidCity Investment Corp. REIT	6,598	7,246,658
Mitsui Fudosan Co., Ltd.	3,940,500	97,678,459
Mori Hills REIT Investment Corp.	6,332	10,053,863
Mori Trust Sogo Reit, Inc.	3,829	6,866,160
Nippon Accommodations Fund, Inc. REIT	1,925	11,987,277
Nippon Building Fund, Inc. REIT	5,610	43,083,969
Nippon Prologis REIT, Inc.	9,330	25,561,999
NIPPON REIT Investment Corp.	1,810	7,561,554
Nomura Real Estate Master Fund, Inc. REIT	18,064	32,626,350
Orix JREIT, Inc.	10,962	23,937,377
Premier Investment Corp. REIT	5,233	7,679,424
Sekisui House Reit, Inc.	16,173	14,500,705
Tokyu Fudosan Holdings Corp. (b)	2,400,400	15,303,036
Tokyu REIT, Inc.	3,692	7,027,013
United Urban Investment Corp. REIT	12,384	23,719,528
Unizo Holdings Co., Ltd.	136,000	6,059,126
		671,426,110
MALTA — 0.0% (d)
BGP Holdings PLC (c)(e)	32,410,441	—
MEXICO — 0.8%
Fibra Uno Administracion SA de CV REIT	12,087,937	17,656,812
NETHERLANDS — 0.4%
Eurocommercial Properties NV REIT	163,112	4,545,199
Wereldhave NV REIT (b)	161,574	3,593,418
		8,138,617
PHILIPPINES — 1.5%
SM Prime Holdings, Inc.	44,743,500	32,113,799
ROMANIA — 0.8%
NEPI Rockcastle PLC	1,837,633	16,087,545
SINGAPORE — 7.4%
Ascendas Real Estate Investment Trust	10,297,468	23,232,410
CapitaLand Commercial Trust REIT	11,328,229	16,956,710
CapitaLand Mall Trust REIT	11,312,747	21,514,589
CapitaLand, Ltd.	10,004,897	25,538,569
Frasers Logistics & Industrial Trust REIT	6,230,200	5,586,411
Keppel REIT	7,709,653	7,024,487
Mapletree Commercial Trust REIT	7,454,200	12,343,711
See accompanying notes to financial statements.
33

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Mapletree Industrial Trust REIT	5,547,700	$ 9,748,291
Mapletree Logistics Trust REIT	11,413,897	13,370,824
Mapletree North Asia Commercial Trust REIT	8,449,100	8,064,800
Suntec Real Estate Investment Trust	9,216,876	12,663,290
		156,044,092
SOUTH AFRICA — 1.6%
Growthpoint Properties, Ltd. REIT (b)	11,798,318	17,974,684
Hyprop Investments, Ltd. REIT	1,027,892	4,192,240
Redefine Properties, Ltd. REIT	21,611,156	11,160,122
		33,327,046
SPAIN — 1.5%
Inmobiliaria Colonial Socimi SA REIT	967,800	11,679,906
Merlin Properties Socimi SA REIT	1,455,180	20,322,259
		32,002,165
SWEDEN — 2.5%
Castellum AB	1,019,916	21,866,865
Fabege AB	1,095,060	18,065,096
Hemfosa Fastigheter AB	675,529	6,850,001
Kungsleden AB	711,571	6,470,044
		53,252,006
SWITZERLAND — 2.4%
PSP Swiss Property AG	163,942	20,830,819
Swiss Prime Site AG	301,702	29,545,405
		50,376,224
THAILAND — 0.6%
Central Pattana PCL NVDR (b)	5,342,959	11,879,065
UNITED KINGDOM — 9.4%
British Land Co. PLC REIT	3,740,178	26,953,547
Capital & Counties Properties PLC	3,359,223	9,736,266
Derwent London PLC REIT	418,000	17,358,911
Grainger PLC	2,437,990	7,390,662
Great Portland Estates PLC REIT	1,043,926	9,648,222
Hammerson PLC REIT	3,060,511	10,695,879
Intu Properties PLC REIT (b)	3,686,354	2,014,230
Land Securities Group PLC REIT	2,984,643	31,498,171
Segro PLC REIT	4,308,907	43,052,379
Shaftesbury PLC REIT	879,072	9,841,599
Tritax Big Box REIT PLC	6,774,632	12,489,170
See accompanying notes to financial statements.
34

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
UNITE Group PLC REIT	1,152,554	$ 15,509,586
		196,188,622
TOTAL COMMON STOCKS (Cost $1,987,351,740)		2,083,756,954

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (f) (g)	1,617,248	1,617,410
State Street Navigator Securities Lending Portfolio III (h) (i)	6,903,374	6,903,374
TOTAL SHORT-TERM INVESTMENTS (Cost $8,520,784)		8,520,784
TOTAL INVESTMENTS — 100.0% (Cost $1,995,872,524)		2,092,277,738
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		825,368
NET ASSETS — 100.0%		$ 2,093,103,106
(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
35

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,083,756,954	$—	$ 0(a)	$2,083,756,954
Short-Term Investments	8,520,784	—	—	8,520,784
TOTAL INVESTMENTS	$2,092,277,738	$—	$ 0	$2,092,277,738
(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2019.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 25,074,426	$ 23,456,906	$(110)	$—	1,617,248	$1,617,410	$ 5,485
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,860,224	2,860,224	145,123,254	147,983,478	—	—	—	—	41,712
State Street Navigator Securities Lending Government Money Market Portfolio	21,488,695	21,488,695	314,374,572	335,863,267	—	—	—	—	206,237
State Street Navigator Securities Lending Portfolio III	—	—	234,755,510	227,852,136	—	—	6,903,374	6,903,374	235,722
Total		$24,348,919	$719,327,762	$735,155,787	$(110)	$—		$8,520,784	$489,156
See accompanying notes to financial statements.
36

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.3%
Other Securities		$ 3,579,495
AIR FREIGHT & LOGISTICS — 0.7%
ZTO Express Cayman, Inc. ADR	234,253	4,996,616
Other Securities		2,735,714
		7,732,330
AIRLINES — 0.3%
Other Securities		3,324,460
AUTO COMPONENTS — 0.5%
Other Securities		5,887,158
AUTOMOBILES — 1.5%
Geely Automobile Holdings, Ltd. (a)	2,697,000	4,575,618
Other Securities		11,865,330
		16,440,948
BANKS — 12.6%
Agricultural Bank of China, Ltd. Class H	15,367,000	6,017,896
Bank of China, Ltd. Class H	41,506,700	16,307,452
Bank of China, Ltd. Class A	2,514,400	1,260,510
Bank of Communications Co., Ltd. Class H	12,626,824	8,246,720
China CITIC Bank Corp., Ltd. Class H	7,196,471	3,837,188
China Construction Bank Corp. Class H	52,455,623	40,013,856
China Merchants Bank Co., Ltd. Class H	2,050,735	9,757,432
China Merchants Bank Co., Ltd. Class A	794,800	3,867,599
Industrial & Commercial Bank of China, Ltd. Class H	41,469,789	27,772,073
Industrial & Commercial Bank of China, Ltd. Class A	2,361,400	1,828,620
Other Securities		22,108,547
		141,017,893
BEVERAGES — 2.0%
China Resources Beer Holdings Co., Ltd.	735,667	3,899,146
Kweichow Moutai Co., Ltd. Class A	51,631	8,314,520
Other Securities		9,841,842
		22,055,508
BIOTECHNOLOGY — 0.9%
Other Securities		9,829,110
BUILDING PRODUCTS — 0.1%
Other Securities		1,180,898
See accompanying notes to financial statements.
37

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
CAPITAL MARKETS — 2.1%
Other Securities		$ 24,109,562
CHEMICALS — 0.8%
China Lumena New Materials Corp. (a)(b)(c)	3,564,548	—
Other Securities		9,003,868
		9,003,868
COMMERCIAL SERVICES & SUPPLIES — 0.4%
CT Environmental Group, Ltd. (a)(b)(c)	1,980,400	42,946
Other Securities		4,714,016
		4,756,962
COMMUNICATIONS EQUIPMENT — 0.5%
China Fiber Optic Network System Group, Ltd. (b)(c)	1,131,600	—
Other Securities		5,479,581
		5,479,581
CONSTRUCTION & ENGINEERING — 1.1%
Other Securities		12,127,788
CONSTRUCTION MATERIALS — 0.9%
Anhui Conch Cement Co., Ltd. Class H	701,500	4,165,475
Other Securities		6,528,107
		10,693,582
CONSUMER FINANCE — 0.0% (d)
Other Securities		374,734
CONTAINERS & PACKAGING — 0.1%
Other Securities		617,893
DISTRIBUTORS — 0.0% (d)
Other Security		443,274
DIVERSIFIED CONSUMER SERVICES — 1.5%
New Oriental Education & Technology Group, Inc. ADR (c)	63,013	6,979,320
TAL Education Group ADR (c)	194,077	6,645,196
Other Securities		2,970,837
		16,595,353
DIVERSIFIED FINANCIAL SERVICES — 0.2%
China Common Rich Renewable Energy Investment, Ltd. (a)(b)(c)	17,589,376	—
Other Securities		1,999,093
		1,999,093
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
China Telecom Corp., Ltd. Class H	7,668,951	3,492,379
See accompanying notes to financial statements.
38

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
China Tower Corp., Ltd. Class H (e)	23,648,000	$ 5,369,472
Other Securities		3,855,614
		12,717,465
ELECTRICAL EQUIPMENT — 0.6%
Tech Pro Technology Development, Ltd. (a)(b)(c)	4,481,396	19,436
Other Securities		7,154,205
		7,173,641
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Anxin-China Holdings, Ltd. (b)(c)	3,068,000	—
Sunny Optical Technology Group Co., Ltd.	374,400	5,501,809
Other Securities		15,505,208
		21,007,017
ENERGY EQUIPMENT & SERVICES — 0.1%
Other Securities		1,472,281
ENTERTAINMENT — 1.5%
NetEase, Inc. ADR	36,457	9,704,124
Other Securities		7,311,004
		17,015,128
FOOD & STAPLES RETAILING — 0.3%
Other Securities		2,967,508
FOOD PRODUCTS — 2.3%
China Huishan Dairy Holdings Co., Ltd. (a)(b)(c)	2,729,000	—
China Huiyuan Juice Group, Ltd. (a)(b)(c)	701,000	90,314
China Mengniu Dairy Co., Ltd.	1,481,220	5,545,553
WH Group, Ltd. (e)	4,998,106	4,475,687
Other Securities		15,578,669
		25,690,223
GAS UTILITIES — 0.9%
China Gas Holdings, Ltd.	1,122,600	4,338,952
Other Securities		5,743,281
		10,082,233
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Other Securities		1,910,037
HEALTH CARE PROVIDERS & SERVICES — 0.4%
Other Securities		4,897,761
HEALTH CARE TECHNOLOGY — 0.0% (d)
Other Security		558,278
See accompanying notes to financial statements.
39

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.4%
Yum China Holdings, Inc.	199,024	$ 9,041,660
Other Securities		6,777,428
		15,819,088
HOUSEHOLD DURABLES — 0.9%
Other Securities		9,899,229
HOUSEHOLD PRODUCTS — 0.1%
Other Security		896,977
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.1%
Other Securities		12,421,943
INDUSTRIAL CONGLOMERATES — 0.3%
Other Securities		3,111,297
INSURANCE — 5.9%
China Life Insurance Co., Ltd. Class H	4,073,040	9,435,213
China Pacific Insurance Group Co., Ltd. Class H	1,449,800	5,326,204
PICC Property & Casualty Co., Ltd. Class H	3,700,287	4,318,905
Ping An Insurance Group Co. of China, Ltd. Class H	2,900,600	33,318,753
Ping An Insurance Group Co. of China, Ltd. Class A	407,500	4,966,784
Other Securities		8,797,927
		66,163,786
INTERACTIVE MEDIA & SERVICES — 13.8%
Baidu, Inc. ADR (c)	144,934	14,893,418
China Metal Recycling Holdings, Ltd. (a)(b)(c)	268,085	—
Tencent Holdings, Ltd.	3,011,515	126,846,730
Other Securities		12,897,806
		154,637,954
INTERNET & DIRECT MARKETING RETAIL — 16.2%
Alibaba Group Holding, Ltd. ADR (c)	806,902	134,938,221
Ctrip.com International, Ltd. ADR (c)	211,576	6,197,061
JD.com, Inc. ADR (c)	457,567	12,907,965
Meituan Dianping Class B (c)	1,858,500	18,989,444
Pinduoduo, Inc. ADR (a)(c)	181,841	5,858,917
Other Securities		3,501,460
		182,393,068
IT SERVICES — 0.4%
Other Securities		4,295,355
See accompanying notes to financial statements.
40

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Other Security		$ 365,681
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Other Securities		4,715,861
MACHINERY — 1.4%
Other Securities		15,929,139
MARINE — 0.2%
Other Securities		1,836,205
MEDIA — 0.2%
Other Securities		2,560,532
METALS & MINING — 1.2%
Other Securities		13,977,312
MULTILINE RETAIL — 0.1%
Other Securities		622,923
OIL, GAS & CONSUMABLE FUELS — 3.6%
China Petroleum & Chemical Corp. Class H	14,104,640	8,384,267
China Shenhua Energy Co., Ltd. Class H	1,963,700	3,942,730
CNOOC, Ltd.	8,469,174	12,920,800
PetroChina Co., Ltd. Class H	12,252,930	6,298,863
Other Securities		8,668,733
		40,215,393
PAPER & FOREST PRODUCTS — 0.1%
Other Securities		1,526,387
PERSONAL PRODUCTS — 0.2%
Other Security		2,507,909
PHARMACEUTICALS — 2.3%
China Animal Healthcare, Ltd. (b)(c)	763,600	—
CSPC Pharmaceutical Group, Ltd.	2,472,000	4,963,298
Sino Biopharmaceutical, Ltd.	3,587,500	4,557,938
Other Securities		16,585,394
		26,106,630
PROFESSIONAL SERVICES — 0.1%
Other Securities		1,269,601
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.5%
China Evergrande Group (a)	1,603,600	3,416,093
China Overseas Land & Investment, Ltd.	1,987,862	6,250,580
China Resources Land, Ltd.	1,480,555	6,204,076
Country Garden Holdings Co., Ltd.	3,911,500	4,954,613
See accompanying notes to financial statements.
41

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Sunac China Holdings, Ltd.	1,223,300	$ 4,915,421
Other Securities		35,530,918
		61,271,701
ROAD & RAIL — 0.2%
Other Securities		2,133,592
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Other Securities		6,979,761
SOFTWARE — 0.7%
Other Securities		7,377,612
SPECIALTY RETAIL — 0.4%
Other Securities		4,115,975
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Xiaomi Corp. Class B (a)(c)(e)	6,940,000	7,790,392
Other Securities		4,464,340
		12,254,732
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
ANTA Sports Products, Ltd.	548,000	4,533,229
Shenzhou International Group Holdings, Ltd.	385,700	5,038,100
Other Securities		5,866,820
		15,438,149
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Other Securities		2,473,796
TRANSPORTATION INFRASTRUCTURE — 1.0%
Other Securities		11,643,266
WATER UTILITIES — 0.5%
Other Securities		5,170,398
WIRELESS TELECOMMUNICATION SERVICES — 2.2%
China Mobile, Ltd.	2,905,504	24,035,249
Other Security		697,935
		24,733,184
TOTAL COMMON STOCKS (Cost $1,176,157,268)		1,117,605,498
RIGHTS — 0.0% (d)
COMPUTERS & PERIPHERALS — 0.0% (d)
Legend Holdings Corp. (expiring 5/19/23) (Cost $0)(b)(c)	15,323	—
See accompanying notes to financial statements.
42

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (f)(g)	2,989,336	$ 2,989,635
State Street Navigator Securities Lending Portfolio III (h)(i)	16,691,048	16,691,048
TOTAL SHORT-TERM INVESTMENTS (Cost $19,680,683)		19,680,683
TOTAL INVESTMENTS — 101.3% (Cost $1,195,837,951)		1,137,286,181
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(14,343,716)
NET ASSETS — 100.0%		$ 1,122,942,465
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $152,696, representing less than 0.05% of the Fund's net assets.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.6% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR=	American Depositary Receipt
See accompanying notes to financial statements.
43

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,117,388,105	$64,697	$152,696	$1,117,605,498
Rights	—	—	0(a)	0
Short-Term Investments	19,680,683	—	—	19,680,683
TOTAL INVESTMENTS	$1,137,068,788	$64,697	$152,696	$1,137,286,181
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2019.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 11,859,431	$ 8,869,798	$ 2	$—	2,989,336	$ 2,989,635	$ 5,221
State Street Institutional U.S. Government Money Market Fund, Class G Shares	539,688	539,688	301,540,621	302,080,309	—	—	—	—	93,366
State Street Navigator Securities Lending Government Money Market Portfolio	14,615,815	14,615,815	75,142,906	89,758,721	—	—	—	—	323,863
State Street Navigator Securities Lending Portfolio III	—	—	85,697,703	69,006,655	—	—	16,691,048	16,691,048	141,876
Total		$15,155,503	$474,240,661	$469,715,483	$ 2	$—		$19,680,683	$564,326
See accompanying notes to financial statements.
44

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 8.1%
BHP Group, Ltd.	2,098,712	$ 51,976,276
Fortescue Metals Group, Ltd.	1,232,129	7,312,881
Newcrest Mining, Ltd.	548,845	12,863,352
South32, Ltd.	3,722,985	6,578,732
Woodside Petroleum, Ltd.	264,662	5,779,870
		84,511,111
BRAZIL — 3.0%
Petroleo Brasileiro SA ADR (a)	413,862	5,988,583
Vale SA ADR	2,246,440	25,834,060
		31,822,643
CANADA — 13.3%
Agnico Eagle Mines, Ltd.	171,200	9,180,665
Barrick Gold Corp. (b)	8,314	143,925
Barrick Gold Corp. (b)	1,254,198	21,735,251
Canadian Natural Resources, Ltd.	334,138	8,896,046
Franco-Nevada Corp.	134,661	12,278,154
Imperial Oil, Ltd. (a)	65,758	1,713,483
Kirkland Lake Gold, Ltd.	135,148	6,058,182
Nutrien, Ltd. (a)(b)	47,984	2,391,952
Nutrien, Ltd. (b)	966,044	48,186,275
Suncor Energy, Inc.	438,882	13,852,627
Teck Resources, Ltd. Class B	355,347	5,764,995
Wheaton Precious Metals Corp. (a)	320,052	8,397,739
		138,599,294
CHILE — 0.7%
Antofagasta PLC	247,019	2,736,568
Sociedad Quimica y Minera de Chile SA ADR (a)	170,472	4,737,417
		7,473,985
CHINA — 0.7%
CNOOC, Ltd.	4,521,000	6,897,359
COLOMBIA — 0.1%
Ecopetrol SA ADR (a)	70,534	1,201,194
FINLAND — 4.4%
Neste Oyj	106,927	3,540,286
Stora Enso Oyj Class R	1,063,773	12,820,762
UPM-Kymmene Oyj	984,872	29,118,942
		45,479,990
See accompanying notes to financial statements.
45

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
FRANCE — 3.5%
TOTAL SA (a)	706,448	$ 36,879,567
GERMANY — 0.9%
K+S AG	351,995	4,879,317
Thyssenkrupp AG	289,683	4,012,396
		8,891,713
HONG KONG — 0.3%
Nine Dragons Paper Holdings, Ltd.	3,110,000	2,618,313
IRELAND — 1.2%
Smurfit Kappa Group PLC	436,632	12,995,241
ISRAEL — 0.6%
Israel Chemicals, Ltd.	1,275,043	6,331,562
ITALY — 1.0%
Eni SpA	711,035	10,878,739
JAPAN — 2.8%
JFE Holdings, Inc.	418,900	5,038,816
Nippon Steel Corp. (a)	666,800	9,288,618
Oji Holdings Corp.	1,885,200	8,791,495
Sumitomo Metal Mining Co., Ltd.	198,100	6,135,005
		29,253,934
LUXEMBOURG — 0.6%
ArcelorMittal	460,730	6,482,526
NETHERLANDS — 3.7%
OCI NV (c)	116,254	2,745,190
Royal Dutch Shell PLC Class A	1,216,521	35,738,980
		38,484,170
NORWAY — 2.2%
Equinor ASA	303,282	5,776,276
Norsk Hydro ASA	977,589	3,442,991
Yara International ASA	325,249	14,025,232
		23,244,499
PERU — 0.2%
Southern Copper Corp.	60,920	2,079,200
RUSSIA — 4.4%
Evraz PLC	237,277	1,367,245
Gazprom PJSC ADR	1,678,337	11,587,239
LUKOIL PJSC ADR	104,258	8,626,307
MMC Norilsk Nickel PJSC ADR	432,841	11,080,730
See accompanying notes to financial statements.
46

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Novatek PJSC GDR	23,638	$ 4,793,786
Novolipetsk Steel PJSC GDR	73,170	1,589,252
Rosneft Oil Co. PJSC GDR (b)	322,381	2,068,397
Rosneft Oil Co. PJSC GDR (b)	7,117	45,663
Tatneft PJSC ADR	72,689	4,615,751
		45,774,370
SINGAPORE — 1.7%
Wilmar International, Ltd.	6,691,219	18,047,760
SOUTH AFRICA — 2.2%
Anglo American PLC	1,012,814	23,354,265
SOUTH KOREA — 1.4%
Korea Zinc Co., Ltd.	9,221	3,453,587
POSCO ADR	231,987	10,940,507
		14,394,094
SPAIN — 0.5%
Repsol SA	358,304	5,601,533
SWEDEN — 1.0%
Svenska Cellulosa AB SCA Class B	1,123,422	10,029,748
SWITZERLAND — 2.5%
Glencore PLC	8,722,871	26,308,643
UNITED KINGDOM — 8.9%
Amcor PLC (b)	674,424	6,481,828
Amcor PLC (b)	585,049	5,704,228
BP PLC	5,659,185	35,970,918
DS Smith PLC	2,528,419	11,229,234
Mondi PLC	899,294	17,265,750
Rio Tinto, Ltd.	268,160	16,760,339
		93,412,297
UNITED STATES — 29.5%
Archer-Daniels-Midland Co.	435,616	17,890,749
Avery Dennison Corp.	65,793	7,472,111
Bunge, Ltd.	110,322	6,246,432
CF Industries Holdings, Inc.	171,579	8,441,687
Chevron Corp.	298,235	35,370,671
ConocoPhillips	176,849	10,076,856
Corteva, Inc.	583,479	16,337,412
EOG Resources, Inc.	91,236	6,771,536
Exxon Mobil Corp.	663,568	46,854,536
FMC Corp.	102,141	8,955,723
See accompanying notes to financial statements.
47

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Freeport-McMoRan, Inc.	1,044,227	$ 9,993,252
Halliburton Co.	135,983	2,563,279
Ingredion, Inc.	51,478	4,207,812
International Paper Co.	308,352	12,895,281
Marathon Petroleum Corp.	104,211	6,330,818
Mosaic Co.	274,038	5,617,779
Newmont Goldcorp Corp. (b)	357,693	13,563,719
Newmont Goldcorp Corp. (b)	232,940	8,814,421
Nucor Corp.	219,280	11,163,545
Occidental Petroleum Corp.	140,741	6,258,752
Packaging Corp. of America	73,326	7,779,889
Phillips 66	65,610	6,718,464
Pioneer Natural Resources Co.	26,201	3,295,300
Rayonier, Inc. REIT	100,122	2,823,440
Schlumberger, Ltd.	216,742	7,406,074
Sealed Air Corp.	120,238	4,991,079
Valero Energy Corp.	65,807	5,609,389
Westrock Co.	199,644	7,277,024
Weyerhaeuser Co. REIT	580,328	16,075,086
		307,802,116
TOTAL COMMON STOCKS (Cost $1,134,177,680)		1,038,849,866

SHORT-TERM INVESTMENT — 2.9%
State Street Navigator Securities Lending Portfolio III (d) (e) (Cost $30,153,220)	30,153,220	30,153,220
TOTAL INVESTMENTS — 102.3% (Cost $1,164,330,900)		1,069,003,086
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(24,135,941)
NET ASSETS — 100.0%		$ 1,044,867,145
(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
48

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,038,849,866	$—	$—	$1,038,849,866
Short-Term Investment	30,153,220	—	—	30,153,220
TOTAL INVESTMENTS	$1,069,003,086	$—	$—	$1,069,003,086
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 10,864,637	$ 10,864,631	$ (6)	$—	—	$ —	$ 5,103
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,438,649	1,438,649	107,641,335	109,079,984	—	—	—	—	64,718
State Street Navigator Securities Lending Government Money Market Portfolio	5,844,772	5,844,772	313,301,511	319,146,283	—	—	—	—	455,795
State Street Navigator Securities Lending Portfolio III	—	—	340,917,793	310,764,573	—	—	30,153,220	30,153,220	177,491
Total		$7,283,421	$772,725,276	$749,855,471	$ (6)	$—		$30,153,220	$703,107
See accompanying notes to financial statements.
49

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS - 98.9%
AUSTRALIA – 7.2%
AET&D Holdings No. 1 Pty, Ltd. (a)(b)	110,316	$ —
Independence Group NL	249,868	1,085,291
InvoCare, Ltd. (b)	135,227	1,264,997
Metcash, Ltd.	506,882	1,022,181
Nine Entertainment Co. Holdings, Ltd. (b)	815,667	1,075,497
Regis Resources, Ltd.	321,291	1,061,804
Saracen Mineral Holdings, Ltd. (c)	501,387	1,166,653
Tiger Resources, Ltd. (a)(c)	2,464	—
Other Securities		50,355,529
		57,031,952
AUSTRIA – 0.3%
Other Securities		2,248,401
BELGIUM – 0.9%
Other Securities		6,901,906
BERMUDA – 0.1%
Other Security		526,095
CANADA – 7.5%
Colossus Minerals, Inc. (a)(c)	390	—
Crescent Point Energy Corp.	261,300	1,117,038
GASFRAC Energy Services, Inc. (a)(c)	21,904	—
Great Basin Gold, Ltd. (a)(c)	266,255	—
Lightstream Resources, Ltd. (a)(b)(c)	64,736	—
Poseidon Concepts Corp. (a)(c)	43,064	—
Southern Pacific Resource Corp. (a)(c)	281,142	—
SSR Mining, Inc. (c)	71,713	1,040,489
Twin Butte Energy, Ltd. (a)(c)	83,708	—
Other Securities		56,964,614
		59,122,141
CAYMAN ISLANDS – 0.0% (d)
Other Security		163,329
CHINA – 0.2%
Other Securities		1,546,172
COLOMBIA – 0.0% (d)
Other Security		125,876
DENMARK – 0.7%
AMAG Pharmaceuticals, Inc. (a)(c)	308,573	—
OW Bunker A/S (a)(b)(c)	9,828	—
See accompanying notes to financial statements.
50

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Other Securities		$ 5,691,397
		5,691,397
EGYPT – 0.1%
Centamin PLC	708,330	1,097,204
Other Securities
FINLAND – 0.7%
Other Securities		5,879,660
FRANCE – 1.9%
CGG SA (c)	456,079	1,023,273
Other Securities		13,928,901
		14,952,174
GERMANY – 3.0%
CANCOM SE	19,205	1,036,396
Other Securities		22,475,678
		23,512,074
GREECE – 0.0% (d)
TT Hellenic Postbank SA (a)(c)	129,076	—
Other Securities
HONG KONG – 1.6%
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
Peace Mark Holdings, Ltd. (a)(c)	504,228	—
Shenzhou Space Park Group, Ltd. (a)(c)	780,000	—
SMI Holdings Group, Ltd. (a)(b)(c)	624,081	93,142
Superb Summit International Group, Ltd. (a)(b)(c)	1,685,500	—
Tou Rong Chang Fu Group, Ltd. (a)(c)	2,412,000	18,153
Town Health International Medical Group, Ltd. (a)(b)	1,848,000	40,664
Other Securities		12,282,821
		12,434,780
IRELAND – 0.8%
Other Securities		6,263,303
ISRAEL – 1.9%
Other Securities		14,610,307
ITALY – 1.4%
Banca Carige SpA (a)(b)(c)	21,594,440	17,657
Other Securities		10,924,495
		10,942,152
JAPAN – 38.0%
Awa Bank, Ltd.	51,800	1,168,046
See accompanying notes to financial statements.
51

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Doutor Nichires Holdings Co., Ltd.	52,772	$ 1,045,918
Dowa Holdings Co., Ltd.	30,000	1,024,289
DTS Corp.	70,924	1,475,245
Fukuoka REIT Corp.	897	1,524,672
Iwatani Corp. (b)	47,400	1,600,833
Japan Excellent, Inc. REIT	768	1,253,529
Kanematsu Corp.	118,299	1,328,846
Kiyo Bank, Ltd.	96,360	1,497,002
Kotobuki Spirits Co., Ltd.	20,300	1,331,733
Marudai Food Co., Ltd.	63,231	1,338,046
Nakanishi, Inc.	65,740	1,035,903
Nikkon Holdings Co., Ltd.	82,380	1,875,131
NIPPON REIT Investment Corp.	473	1,976,031
Premier Investment Corp. REIT	1,460	2,142,549
Sapporo Holdings, Ltd.	44,900	1,119,228
Shimachu Co., Ltd.	46,960	1,146,680
SHO-BOND Holdings Co., Ltd.	31,200	1,094,129
Shochiku Co., Ltd. (b)	13,060	1,691,788
SMS Co., Ltd.	47,600	1,157,463
Toagosei Co., Ltd.	140,700	1,583,078
Tokyu REIT, Inc.	610	1,161,018
Other Securities		268,287,333
		298,858,490
LIECHTENSTEIN – 0.0% (d)
Other Security		291,794
LUXEMBOURG – 0.2%
Other Securities		1,712,203
MALTA – 0.1%
Other Securities		926,605
MOROCCO – 0.0% (d)
Other Security		380,508
NETHERLANDS – 1.4%
Corbion NV	43,889	1,274,665
Other Securities		9,835,506
		11,110,171
NEW ZEALAND – 1.1%
Infratil, Ltd.	388,733	1,199,275
Other Securities		7,073,212
		8,272,487
See accompanying notes to financial statements.
52

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
NORWAY – 1.4%
Scatec Solar ASA (e)	82,483	$ 1,061,228
Other Securities		10,077,268
		11,138,496
PERU – 0.1%
Other Security		566,635
PORTUGAL – 0.2%
Other Securities		1,929,329
SINGAPORE – 1.7%
ESR-REIT	2,804,808	1,074,950
Ezion Holdings, Ltd. (a)(c)	4,945,500	115,332
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
Hyflux, Ltd. (a)(c)	33,300	—
Midas Holdings, Ltd. (a)(b)(c)	1,078,700	—
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (a)(c)	1,254	—
Other Securities		11,878,032
		13,068,314
SOUTH KOREA – 10.0%
CNK International Co., Ltd. (a)(c)	16,071	—
Finetex EnE, Inc. (a)(c)	52,969	—
Hanjin Shipping Co., Ltd. (a)(c)	1,732	—
Woojeon Co., Ltd. (a)(c)	7,674	—
Other Securities		78,937,221
		78,937,221
SPAIN – 1.2%
Faes Farma SA	202,559	1,034,588
Let's GOWEX SA (a)(b)(c)	9,561	—
Other Securities		8,260,743
		9,295,331
SWEDEN – 3.1%
Other Securities		24,059,135
SWITZERLAND – 2.2%
Valora Holding AG	5,120	1,388,918
Other Securities		15,524,822
		16,913,740
UNITED ARAB EMIRATES – 0.0% (d)
Other Security		199,852
See accompanying notes to financial statements.
53

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
UNITED KINGDOM – 8.9%
Assura PLC REIT	1,570,520	$ 1,379,905
Big Yellow Group PLC REIT	85,799	1,098,535
Bovis Homes Group PLC	77,728	1,067,036
EI Group PLC (c)	474,862	1,645,504
Hammerson PLC REIT	359,768	1,257,318
J D Wetherspoon PLC	89,426	1,708,094
Johnston Press PLC (a)(c)	358	—
Lancashire Holdings, Ltd.	111,986	1,020,512
Lb-shell PLC (a)(c)	571	—
QinetiQ Group PLC	306,905	1,092,238
Safestore Holdings PLC REIT	124,315	1,024,097
Senior PLC	459,735	1,062,813
Sole Realisation Co. PLC (a)(c)	16,733	—
Thomas Cook Group PLC (a)(b)	442,364	—
Ultra Electronics Holdings PLC	41,992	1,046,319
Other Securities		56,504,605
		69,906,976
UNITED STATES – 1.0%
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	19,857	—
Other Securities		7,489,402
		7,489,402
TOTAL COMMON STOCKS (Cost $845,029,139)		778,105,612
WARRANTS — 0.0% (d)
FRANCE – 0.0% (d)
Other Securities		316
SINGAPORE – 0.0% (d)
Ezion Holdings, Ltd. (expiring 04/24/20) (a)(b)(c)	115,305	—
Other Security		—
		—
UNITED STATES – 0.0% (d)
Other Security		—
TOTAL WARRANTS (Cost $0)		316
RIGHTS — 0.0% (d)
AUSTRALIA – 0.0% (d)
Other Security		2,246
See accompanying notes to financial statements.
54

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
CANADA – 0.0% (d)
Other Security		$ 68,268
SINGAPORE – 0.0% (d)
ESR-REIT (expiring 10/04/19) (c)(f)	81,339	1,177
Other Securities		6,401
		7,578
SOUTH KOREA – 0.0% (d)
Other Security		3,552
SWEDEN – 0.0% (d)
Other Security		15,861
TOTAL RIGHTS (Cost $56,757)		97,505
SHORT-TERM INVESTMENTS - 8.7%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (g)(h)	2,808,634	2,808,915
State Street Navigator Securities Lending Portfolio III (i)(j)	65,464,495	65,464,495
TOTAL SHORT-TERM INVESTMENTS (Cost $68,273,410)		68,273,410
TOTAL INVESTMENTS - 107.6% (Cost $913,359,306)		846,476,843
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.6)%		(59,669,056)
NET ASSETS - 100.0%		$ 786,807,787

See accompanying notes to financial statements.
55

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $284,948, representing less than 0.05% of the Fund's net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.3% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $731,964 representing 0.1% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$777,186,124	$634,540	$284,948	$778,105,612
Rights	81	97,424	—	97,505
Warrants	316	0(a)	0(b)	316
Short-Term Investments	68,273,410	—	—	68,273,410
TOTAL INVESTMENTS	$845,459,931	$731,964	$284,948	$846,476,843
(a)	Fund held a Level 2 security that was valued at $0 at September 30, 2019.
(b)	Fund held a Level 3 security that was valued at $0 at September 30, 2019.
See accompanying notes to financial statements.
56

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 4,094,475	$ 1,285,543	$(17)	$—	2,808,634	$ 2,808,915	$ 2,145
State Street Institutional U.S. Government Money Market Fund, Class G Shares	116,772	116,772	48,680,956	48,797,728	—	—	—	—	35,114
State Street Navigator Securities Lending Government Money Market Portfolio	80,083,724	80,083,724	71,544,903	151,628,627	—	—	—	—	1,094,979
State Street Navigator Securities Lending Portfolio III	—	—	128,938,678	63,474,183	—	—	65,464,495	65,464,495	806,266
Total		$80,200,496	$253,259,012	$265,186,081	$(17)	$—		$68,273,410	$1,938,504
See accompanying notes to financial statements.
57

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CANADA — 36.6%
Agnico Eagle Mines, Ltd.	411,505	$ 22,067,111
ARC Resources, Ltd.	172,192	820,643
Barrick Gold Corp.	3,058,635	52,948,576
Cameco Corp.	193,083	1,834,580
Canadian Natural Resources, Ltd.	584,660	15,565,910
Cenovus Energy, Inc.	498,674	4,681,660
Crescent Point Energy Corp.	266,297	1,138,400
Encana Corp.	656,722	3,010,803
First Quantum Minerals, Ltd.	1,200,214	10,089,412
Franco-Nevada Corp.	325,983	29,722,559
Husky Energy, Inc.	146,657	1,032,359
Imperial Oil, Ltd.	113,059	2,946,024
Kinross Gold Corp. (a)	2,180,198	10,044,719
Lundin Mining Corp.	1,115,232	5,247,655
Nutrien, Ltd. (b)	714,709	35,627,488
PrairieSky Royalty, Ltd. (b)	101,193	1,412,422
Seven Generations Energy, Ltd. Class A (a)	130,688	831,112
Suncor Energy, Inc.	768,158	24,245,712
Teck Resources, Ltd. Class B	864,140	14,019,431
Tourmaline Oil Corp.	123,025	1,218,170
Vermilion Energy, Inc. (b)	74,568	1,242,988
West Fraser Timber Co., Ltd.	64,297	2,573,822
Wheaton Precious Metals Corp.	776,685	20,379,182
		262,700,738
UNITED STATES — 63.2%
Apache Corp.	183,835	4,706,176
Archer-Daniels-Midland Co.	683,579	28,074,590
Bunge, Ltd.	172,599	9,772,555
Cabot Oil & Gas Corp.	206,485	3,627,942
CF Industries Holdings, Inc.	269,775	13,272,930
Chevron Corp.	603,841	71,615,543
Cimarex Energy Co.	49,495	2,372,790
Concho Resources, Inc.	98,123	6,662,552
ConocoPhillips	552,680	31,491,706
Continental Resources, Inc. (a)	42,170	1,298,414
Corteva, Inc.	913,803	25,586,484
Devon Energy Corp.	203,048	4,885,335
EOG Resources, Inc.	283,766	21,061,113
EQT Corp. (b)	124,331	1,322,882
See accompanying notes to financial statements.
58

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Exxon Mobil Corp.	1,020,985	$ 72,091,751
FMC Corp.	160,640	14,084,915
Freeport-McMoRan, Inc.	2,525,506	24,169,092
Hess Corp.	124,585	7,534,901
Ingredion, Inc.	81,361	6,650,448
Marathon Oil Corp.	399,899	4,906,761
Mosaic Co.	433,092	8,878,386
Newmont Goldcorp Corp. (c)	1,400,109	53,092,133
Newmont Goldcorp Corp. (c)	26,835	1,015,433
Noble Energy, Inc.	233,822	5,251,642
Occidental Petroleum Corp.	437,796	19,468,788
Pioneer Natural Resources Co.	82,405	10,364,077
		453,259,339
TOTAL COMMON STOCKS (Cost $717,947,253)		715,960,077

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (d) (e)	236,062	236,086
State Street Navigator Securities Lending Portfolio III (f) (g)	494,725	494,725
TOTAL SHORT-TERM INVESTMENTS (Cost $730,811)		730,811
TOTAL INVESTMENTS — 99.9% (Cost $718,678,064)		716,690,888
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		863,314
NET ASSETS — 100.0%		$ 717,554,202
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
59

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$715,960,077	$—	$—	$715,960,077
Short-Term Investments	730,811	—	—	730,811
TOTAL INVESTMENTS	$716,690,888	$—	$—	$716,690,888
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 3,805,630	$ 3,569,544	$—	$—	236,062	$236,086	$ 65
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,632,481	2,632,481	27,662,872	30,295,353	—	—	—	—	32,242
State Street Navigator Securities Lending Government Money Market Portfolio	48,221,868	48,221,868	151,301,616	199,523,484	—	—	—	—	12,005
State Street Navigator Securities Lending Portfolio III	—	—	113,589,256	113,094,531	—	—	494,725	494,725	11,766
Total		$50,854,349	$296,359,374	$346,482,912	$—	$—		$730,811	$56,078
See accompanying notes to financial statements.
60

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2019

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P China ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,210,564,736	$2,083,756,954	$1,117,605,498
Investments in affiliated issuers, at value	9,191,409	8,520,784	19,680,683
Total Investments	2,219,756,145	2,092,277,738	1,137,286,181
Foreign currency, at value	363,529	737,096	3,243,111
Cash	1,295,397	—	9,012
Receivable for investments sold	1	—	99,447
Dividends receivable — unaffiliated issuers	7,244,731	7,066,506	2,081,765
Dividends receivable — affiliated issuers	6,972	4,451	5,071
Securities lending income receivable — unaffiliated issuers	8,663	32,834	51,679
Securities lending income receivable — affiliated issuers	20,748	17,087	21,662
Receivable for foreign taxes recoverable	460,868	887,896	—
TOTAL ASSETS	2,229,157,054	2,101,023,608	1,142,797,928
LIABILITIES
Payable upon return of securities loaned	5,956,024	6,903,374	16,691,048
Payable for investments purchased	2,537,791	—	2,609,615
Advisory fee payable	908,962	1,010,277	552,839
Trustees’ fees and expenses payable	4,878	6,851	1,961
TOTAL LIABILITIES	9,407,655	7,920,502	19,855,463
NET ASSETS	$2,219,749,399	$2,093,103,106	$1,122,942,465
NET ASSETS CONSIST OF:
Paid-in Capital	$2,069,992,671	$2,584,398,295	$1,358,138,301
Total distributable earnings (loss)	149,756,728	(491,295,189)	(235,195,836)
NET ASSETS	$2,219,749,399	$2,093,103,106	$1,122,942,465
NET ASSET VALUE PER SHARE
Net asset value per share	$ 51.86	$ 39.47	$ 90.56
Shares outstanding (unlimited amount authorized, $0.01 par value)	42,800,000	53,035,379	12,400,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,991,082,677	$1,987,351,740	$1,176,157,268
Investments in affiliated issuers	9,191,346	8,520,784	19,680,683
Total cost of investments	$2,000,274,023	$1,995,872,524	$1,195,837,951
Foreign currency, at cost	$ 364,899	$ 742,121	$ 3,243,677
* Includes investments in securities on loan, at value	$ 66,562,897	$ 18,419,293	$ 50,893,419
See accompanying notes to financial statements.
61

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2019

	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,038,849,866	$ 778,203,433	$715,960,077
Investments in affiliated issuers, at value	30,153,220	68,273,410	730,811
Total Investments	1,069,003,086	846,476,843	716,690,888
Foreign currency, at value	4,218,133	628,802	524,441
Cash	—	51,646	4,974
Receivable for investments sold	828	1,137,823	—
Dividends receivable — unaffiliated issuers	4,292,068	3,058,967	1,036,812
Dividends receivable — affiliated issuers	2,524	1,634	34
Securities lending income receivable — unaffiliated issuers	—	77,489	1,433
Securities lending income receivable — affiliated issuers	11,281	119,932	2,016
Receivable for foreign taxes recoverable	98,339	376,002	—
Other Receivable	7,623	1,075,967	—
TOTAL ASSETS	1,077,633,882	853,005,105	718,260,598
LIABILITIES
Due to custodian	252,193	—	—
Payable upon return of securities loaned	30,153,220	65,464,495	494,725
Payable for investments purchased	2,011,540	357,575	—
Deferred foreign taxes payable	—	114,658	—
Advisory fee payable	346,835	258,776	210,097
Trustees’ fees and expenses payable	2,949	1,814	1,574
TOTAL LIABILITIES	32,766,737	66,197,318	706,396
NET ASSETS	$1,044,867,145	$ 786,807,787	$717,554,202
NET ASSETS CONSIST OF:
Paid-in Capital	$1,369,632,512	$ 921,842,177	$745,705,962
Total distributable earnings (loss)**	(324,765,367)	(135,034,390)	(28,151,760)
NET ASSETS	$1,044,867,145	$ 786,807,787	$717,554,202
NET ASSET VALUE PER SHARE
Net asset value per share	$ 43.09	$ 29.36	$ 31.37
Shares outstanding (unlimited amount authorized, $0.01 par value)	24,250,000	26,800,000	22,875,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,134,177,680	$ 845,085,896	$717,947,253
Investments in affiliated issuers	30,153,220	68,273,410	730,811
Total cost of investments	$1,164,330,900	$ 913,359,306	$718,678,064
Foreign currency, at cost	$ 4,244,689	$ 632,252	$ 523,610
* Includes investments in securities on loan, at value	$ 41,501,707	$ 116,377,051	$ 33,651,625
** Includes deferred foreign taxes	$ —	$ 114,658	$ —
See accompanying notes to financial statements.
62

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2019

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 79,880,926	$ 85,267,705
Dividend income — affiliated issuers	74,961	47,197
Dividend income — non-cash transactions	—	6,466,036
Unaffiliated securities lending income	45,796	240,824
Affiliated securities lending income	231,895	441,959
Foreign taxes withheld	(4,056,620)	(9,892,674)
TOTAL INVESTMENT INCOME (LOSS)	76,176,958	82,571,047
EXPENSES
Advisory fee	11,131,901	13,841,039
Trustees’ fees and expenses	41,070	48,676
Miscellaneous expenses	1,755	12,502
TOTAL EXPENSES	11,174,726	13,902,217
NET INVESTMENT INCOME (LOSS)	$ 65,002,232	$ 68,668,830
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(64,685)	(32,828,944)
Investments — affiliated issuers	(80)	(110)
In-kind redemptions — unaffiliated issuers	62,407,157	75,858,420
Foreign currency transactions	(99,231)	(291,008)
Net realized gain (loss)	62,243,161	42,738,358
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	133,892,158	43,288,747
Investment — affiliated issuers	63	—
Foreign currency translations	(679)	27,400
Net change in unrealized appreciation/depreciation	133,891,542	43,316,147
NET REALIZED AND UNREALIZED GAIN (LOSS)	196,134,703	86,054,505
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$261,136,935	$154,723,335
See accompanying notes to financial statements.
63

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2019

	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 28,703,142	$ 53,089,475
Dividend income — affiliated issuers	98,587	69,821
Dividend income — non-cash transactions	—	3,030,455
Unaffiliated securities lending income	1,073,396	67,961
Affiliated securities lending income	465,739	633,286
Foreign taxes withheld	(1,975,999)	(2,468,817)
TOTAL INVESTMENT INCOME (LOSS)	28,364,865	54,422,181
EXPENSES
Advisory fee	6,953,957	4,910,659
Trustees’ fees and expenses	20,381	24,399
Miscellaneous expenses	934	3,564
TOTAL EXPENSES	6,975,272	4,938,622
NET INVESTMENT INCOME (LOSS)	$ 21,389,593	$ 49,483,559
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(72,904,791)	(48,783,829)
Investments — affiliated issuers	2	(6)
In-kind redemptions — unaffiliated issuers	161,815,545	51,684,037
Foreign currency transactions	(66,920)	(219,344)
Net realized gain (loss)	88,843,836	2,680,858
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(182,580,798)	(236,078,773)
Foreign currency translations	30,372	(20,607)
Net change in unrealized appreciation/depreciation	(182,550,426)	(236,099,380)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(93,706,590)	(233,418,522)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (72,316,997)	$(183,934,963)
See accompanying notes to financial statements.
64

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2019

	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 21,161,532	$ 17,523,807
Dividend income — affiliated issuers	37,259	32,307
Unaffiliated securities lending income	957,031	8,033
Affiliated securities lending income	1,901,245	23,771
Foreign taxes withheld	(1,988,392)	(744,096)
Other income	322	—
TOTAL INVESTMENT INCOME (LOSS)	22,068,997	16,843,822
EXPENSES
Advisory fee	3,204,095	2,397,004
Trustees’ fees and expenses	14,941	12,501
Miscellaneous expenses	9,338	528
TOTAL EXPENSES	3,228,374	2,410,033
NET INVESTMENT INCOME (LOSS)	$ 18,840,623	$ 14,433,789
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,478,997)	(30,529,040)
In-kind redemptions — unaffiliated issuers	8,923,678	57,346,682
Foreign currency transactions	8,658	(23,745)
Net realized gain (loss)	2,453,339	26,793,897
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(115,102,580)	(87,759,080)
Foreign currency translations	(7,132)	(1,757)
Net change in unrealized appreciation/depreciation	(115,109,712)	(87,760,837)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(112,656,373)	(60,966,940)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (93,815,750)	$(46,533,151)
** Includes foreign deferred taxes	$ (83,877)	$ —
See accompanying notes to financial statements.
65

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones Global Real Estate ETF
	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 65,002,232	$ 77,353,840
Net realized gain (loss)	62,243,161	79,515,669
Net change in unrealized appreciation/depreciation	133,891,542	(68,920,515)
Net increase (decrease) in net assets resulting from operations	261,136,935	87,948,994
Net equalization credits and charges	(1,046,990)	(269,699)
Distributions to shareholders	(73,012,869)	(96,040,795)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	50,529,050	58,219,518
Cost of shares redeemed	(317,174,701)	(440,022,954)
Net income equalization	1,046,990	269,699
Net increase (decrease) in net assets from beneficial interest transactions	(265,598,661)	(381,533,737)
Net increase (decrease) in net assets during the period	(78,521,585)	(389,895,237)
Net assets at beginning of period	2,298,270,984	2,688,166,221
NET ASSETS AT END OF PERIOD	$2,219,749,399	$2,298,270,984
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,000,000	1,200,000
Shares redeemed	(6,500,000)	(9,300,000)
Net increase (decrease)	(5,500,000)	(8,100,000)
See accompanying notes to financial statements.
66

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Dow Jones International Real Estate ETF
	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 68,668,830	$ 111,932,925
Net realized gain (loss)	42,738,358	116,708,708
Net change in unrealized appreciation/depreciation	43,316,147	(118,617,529)
Net increase (decrease) in net assets resulting from operations	154,723,335	110,024,104
Net equalization credits and charges	25,297,099	17,048,570
Distributions to shareholders	(112,554,076)	(100,321,089)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	88,178,782	142,178,233
Cost of shares redeemed	(1,027,591,211)	(816,172,538)
Net income equalization	(25,297,099)	(17,048,570)
Other Capital	4,980	—
Net increase (decrease) in net assets from beneficial interest transactions	(964,704,548)	(691,042,875)
Net increase (decrease) in net assets during the period	(897,238,190)	(664,291,290)
Net assets at beginning of period	2,990,341,296	3,654,632,586
NET ASSETS AT END OF PERIOD	$ 2,093,103,106	$2,990,341,296
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,300,000	3,500,000
Shares redeemed	(27,300,000)	(20,700,000)
Net increase (decrease)	(25,000,000)	(17,200,000)
See accompanying notes to financial statements.
67

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P China ETF
	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 21,389,593	$ 18,359,642
Net realized gain (loss)	88,843,836	1,044,675
Net change in unrealized appreciation/depreciation	(182,550,426)	(59,528,403)
Net increase (decrease) in net assets resulting from operations	(72,316,997)	(40,124,086)
Distributions to shareholders	(22,801,306)	(23,276,903)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	682,110,785	83,609,512
Cost of shares redeemed	(504,433,585)	(9,846,888)
Other Capital	782,821	—
Net increase (decrease) in net assets from beneficial interest transactions	178,460,021	73,762,624
Net increase (decrease) in net assets during the period	83,341,718	10,361,635
Net assets at beginning of period	1,039,600,747	1,029,239,112
NET ASSETS AT END OF PERIOD	$1,122,942,465	$1,039,600,747
SHARES OF BENEFICIAL INTEREST:
Shares sold	7,100,000	700,000
Shares redeemed	(5,400,000)	(100,000)
Net increase (decrease)	1,700,000	600,000
See accompanying notes to financial statements.
68

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Global Natural Resources ETF
	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 49,483,559	$ 44,179,420
Net realized gain (loss)	2,680,858	80,617,909
Net change in unrealized appreciation/depreciation	(236,099,380)	39,120,633
Net increase (decrease) in net assets resulting from operations	(183,934,963)	163,917,962
Distributions to shareholders	(48,139,196)	(36,141,842)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	132,041,813	522,289,400
Cost of shares redeemed	(408,925,614)	(322,398,136)
Other Capital	4,180	—
Net increase (decrease) in net assets from beneficial interest transactions	(276,879,621)	199,891,264
Net increase (decrease) in net assets during the period	(508,953,780)	327,667,384
Net assets at beginning of period	1,553,820,925	1,226,153,541
NET ASSETS AT END OF PERIOD	$1,044,867,145	$1,553,820,925
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,950,000	10,550,000
Shares redeemed	(9,400,000)	(6,600,000)
Net increase (decrease)	(6,450,000)	3,950,000
See accompanying notes to financial statements.
69

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P International Small Cap ETF
	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 18,840,623	$ 18,921,808
Net realized gain (loss)	2,453,339	(34,726,489)
Net change in unrealized appreciation/depreciation	(115,109,712)	47,840,557
Net increase (decrease) in net assets resulting from operations	(93,815,750)	32,035,876
Distributions to shareholders	(30,767,257)	(47,609,634)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	100,502,507	127,692,904
Cost of shares redeemed	(60,235,248)	(127,432,661)
Other Capital	7,513	—
Net increase (decrease) in net assets from beneficial interest transactions	40,274,772	260,243
Net increase (decrease) in net assets during the period	(84,308,235)	(15,313,515)
Net assets at beginning of period	871,116,022	886,429,537
NET ASSETS AT END OF PERIOD	$ 786,807,787	$ 871,116,022
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,500,000	3,500,000
Shares redeemed	(2,000,000)	(3,600,000)
Net increase (decrease)	1,500,000	(100,000)
See accompanying notes to financial statements.
70

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P North American Natural Resources ETF
	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 14,433,789	$ 13,160,916
Net realized gain (loss)	26,793,897	138,574,689
Net change in unrealized appreciation/depreciation	(87,760,837)	(121,183,594)
Net increase (decrease) in net assets resulting from operations	(46,533,151)	30,552,011
Net equalization credits and charges	194,650	(24,268)
Distributions to shareholders	(13,741,277)	(17,806,549)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	212,321,843	142,982,041
Cost of shares redeemed	(149,199,842)	(457,780,878)
Net income equalization	(194,650)	24,268
Net increase (decrease) in net assets from beneficial interest transactions	62,927,351	(314,774,569)
Net increase (decrease) in net assets during the period	2,847,573	(302,053,375)
Net assets at beginning of period	714,706,629	1,016,760,004
NET ASSETS AT END OF PERIOD	$ 717,554,202	$ 714,706,629
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,775,000	4,150,000
Shares redeemed	(4,750,000)	(13,500,000)
Net increase (decrease)	2,025,000	(9,350,000)
See accompanying notes to financial statements.
71

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 47.58	$ 47.66	$ 49.68	$ 45.11	$ 44.24
Income (loss) from investment operations:
Net investment income (loss) (a)	1.42	1.43	1.19	1.23	1.17
Net realized and unrealized gain (loss) (b)	4.50	0.27	(1.51)	4.88	1.04
Total from investment operations	5.92	1.70	(0.32)	6.11	2.21
Net equalization credits and charges (a)	(0.02)	(0.00)(c)	(0.00)(c)	0.03	0.02
Distributions to shareholders from:
Net investment income	(1.62)	(1.78)	(1.68)	(1.57)	(1.36)
Net realized gains	—	—	(0.02)	—	—
Total distributions	(1.62)	(1.78)	(1.70)	(1.57)	(1.36)
Net asset value, end of period	$ 51.86	$ 47.58	$ 47.66	$ 49.68	$ 45.11
Total return (d)	12.68%	3.60%	(0.55)%	13.71%	4.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,219,749	$2,298,271	$2,688,166	$2,494,073	$1,899,194
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	2.92%	3.00%	2.52%	2.56%	2.46%
Portfolio turnover rate (e)	7%	11%	13%	9%	6%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
72

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 38.32	$ 38.37	$ 41.61	$ 39.24	$ 41.54
Income (loss) from investment operations:
Net investment income (loss) (a)	1.12	1.26	1.16	1.08	1.02
Net realized and unrealized gain (loss) (b)	1.51	(0.33)	(1.36)	2.32	(2.07)
Total from investment operations	2.63	0.93	(0.20)	3.40	(1.05)
Net equalization credits and charges (a)	0.41	0.19	0.16	0.08	(0.01)
Other capital	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.89)	(1.17)	(3.20)	(1.11)	(1.24)
Net asset value, end of period	$ 39.47	$ 38.32	$ 38.37	$ 41.61	$ 39.24
Total return (d)	8.31%	2.87%	0.48%	8.93%	(2.66)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,093,103	$2,990,341	$3,654,633	$4,528,235	$4,753,058
Ratios to average net assets:
Total expenses	0.59%	0.59%	0.59%	0.59%	0.60%
Net investment income (loss)	2.93%	3.18%	3.03%	2.65%	2.40%
Portfolio turnover rate (e)	9%	15%	18%	14%	8%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
73

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P China ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 97.16	$ 101.90	$ 78.85	$ 68.73	$ 76.42
Income (loss) from investment operations:
Net investment income (loss) (a)	1.70	1.74	1.57(b)	1.38	1.92
Net realized and unrealized gain (loss) (c)	(6.39)	(4.21)	22.78	10.68	(8.34)
Total from investment operations	(4.69)	(2.47)	24.35	12.06	(6.42)
Other capital	0.06	—	0.01	0.00(d)	0.02
Distributions to shareholders from:
Net investment income	(1.97)	(2.27)	(1.31)	(1.94)	(1.29)
Net asset value, end of period	$ 90.56	$ 97.16	$ 101.90	$ 78.85	$ 68.73
Total return (e)	(4.73)%	(2.64)%	31.50%(b)	17.81%	(8.69)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,122,942	$1,039,601	$1,029,239	$812,123	$817,908
Ratios to average net assets:
Total expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	1.81%	1.62%	1.85%(b)	1.94%	2.32%
Portfolio turnover rate (f)	23%	3%	5%	6%	14%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.19 per share and 0.23% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been 31.24%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
74

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 50.61	$ 45.84	$ 39.07	$ 32.56	$ 48.62
Income (loss) from investment operations:
Net investment income (loss) (a)	1.81	1.49	1.19	0.97	1.51
Net realized and unrealized gain (loss) (b)	(7.67)	4.52	6.51	6.63	(16.27)
Total from investment operations	(5.86)	6.01	7.70	7.60	(14.76)
Other capital	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.66)	(1.24)	(0.93)	(1.09)	(1.30)
Net asset value, end of period	$ 43.09	$ 50.61	$ 45.84	$ 39.07	$ 32.56
Total return (d)	(11.50)%	13.17%	19.95%	23.87%	(30.97)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,044,867	$1,553,821	$1,226,154	$722,833	$569,822
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.41%	0.40%	0.40%
Net investment income (loss)	4.03%	3.03%	2.82%	2.75%	3.52%
Portfolio turnover rate (e)	16%	19%	25%	23%	21%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
75

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 34.43	$ 34.90	$ 31.21	$ 27.57	$ 32.76
Income (loss) from investment operations:
Net investment income (loss) (a)	0.71	0.74	0.63	0.62	0.57
Net realized and unrealized gain (loss) (b)	(4.63)	0.71	4.23	3.76	(2.14)
Total from investment operations	(3.92)	1.45	4.86	4.38	(1.57)
Other capital	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.15)	(0.91)	(0.79)	(0.59)	(0.49)
Net realized gains	—	(1.01)	(0.38)	(0.15)	(3.13)
Total distributions	(1.15)	(1.92)	(1.17)	(0.74)	(3.62)
Net asset value, end of period	$ 29.36	$ 34.43	$ 34.90	$ 31.21	$ 27.57
Total return (d)	(11.28)%	4.02%	16.30%	16.18%	(4.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$786,808	$871,116	$886,430	$702,312	$650,556
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.47%
Net investment income (loss)	2.35%	2.11%	1.99%	2.15%	1.93%
Portfolio turnover rate (e)	15%	29%	31%	20%	17%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
76

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P North American Natural Resources ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	For the Period 12/16/15* - 9/30/16
Net asset value, beginning of period	$ 34.28	$ 33.67	$ 34.05	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.67	0.54	0.50	0.39
Net realized and unrealized gain (loss) (b)	(2.95)	0.72	0.75	8.91
Total from investment operations	(2.28)	1.26	1.25	9.30
Net equalization credits and charges (a)	0.01	(0.00)(c)	0.01	(0.02)
Distributions to shareholders from:
Net investment income	(0.64)	(0.50)	(0.51)	(0.25)
Net realized gains	—	(0.15)	(1.13)	—
Total distributions	(0.64)	(0.65)	(1.64)	(0.25)
Net asset value, end of period	$ 31.37	$ 34.28	$ 33.67	$ 34.05
Total return (d)	(6.50)%	3.67%	3.74%	37.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$717,554	$714,707	$1,016,760	$829,092
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%(e)
Net investment income (loss)	2.11%	1.57%	1.53%	1.63%(e)
Portfolio turnover rate (f)	19%	20%	15%	15%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
77

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2019, the Trust consists of thirty (30) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
78

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
79

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all
80

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment
81

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended September 30, 2019:
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P North American Natural Resources ETF
Distributions
The SPDR Dow Jones Global Real Estate ETF and the SPDR Dow Jones International Real Estate ETF declare and distribute from net investment income, if any, to their shareholders quarterly. The SPDR S&P North American Natural Resources ETF, SPDR S&P China ETF, SPDR S&P International Small Cap ETF and SPDR S&P Global Natural Resources ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones Global Real Estate ETF	0.50%
SPDR Dow Jones International Real Estate ETF	0.59
SPDR S&P China ETF	0.59
82

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

Annual Rate
SPDR S&P Global Natural Resources ETF	0.40%
SPDR S&P International Small Cap ETF	0.40
SPDR S&P North American Natural Resources ETF	0.35
The Adviser pays all the expenses of each Fund other than its management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2020.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
83

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio III, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2019 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended September 30, 2019, were as follows:
	Purchases	Sales
SPDR Dow Jones Global Real Estate ETF	$190,097,859	$152,018,138
SPDR Dow Jones International Real Estate ETF	221,203,883	266,087,528
SPDR S&P China ETF	781,375,164	262,705,284
SPDR S&P Global Natural Resources ETF	202,065,281	191,496,642
SPDR S&P International Small Cap ETF	123,443,054	127,829,137
SPDR S&P North American Natural Resources ETF	131,872,779	131,088,816
84

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

For the period ended September 30, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones Global Real Estate ETF	$ 19,831,147	$ 316,398,755	$ 62,407,157
SPDR Dow Jones International Real Estate ETF	87,558,498	1,018,409,392	75,858,420
SPDR S&P China ETF	162,743,943	502,994,860	161,815,545
SPDR S&P Global Natural Resources ETF	129,664,003	404,383,396	51,684,037
SPDR S&P International Small Cap ETF	80,850,209	49,144,508	8,923,678
SPDR S&P North American Natural Resources ETF	212,319,293	147,257,965	57,346,682
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of
85

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for in-kind transactions, nontaxable dividend adjustments to income, passive foreign investment companies, wash sale loss deferrals and expired capital loss carryover.
The tax character of distributions paid during the periods ended September 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones Global Real Estate ETF	$ 73,012,869	$—	$ 73,012,869
SPDR Dow Jones International Real Estate ETF	112,554,076	—	112,554,076
SPDR S&P China ETF	22,801,306	—	22,801,306
SPDR S&P Global Natural Resources ETF	48,139,196	—	48,139,196
SPDR S&P International Small Cap ETF	30,767,257	—	30,767,257
SPDR S&P North American Natural Resources ETF	13,741,277	—	13,741,277
The tax character of distributions paid during the periods ended September 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones Global Real Estate ETF	$ 96,040,795	$ —	$ 96,040,795
SPDR Dow Jones International Real Estate ETF	100,321,089	—	100,321,089
SPDR S&P China ETF	23,276,903	—	23,276,903
SPDR S&P Global Natural Resources ETF	36,141,842	—	36,141,842
SPDR S&P International Small Cap ETF	39,860,144	7,749,490	47,609,634
SPDR S&P North American Natural Resources ETF	14,359,927	3,446,622	17,806,549
86

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

At September 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Dow Jones Global Real Estate ETF	$ 39,011,145	$ (43,646,826)	$—	$ 154,392,409	$ 149,756,728
SPDR Dow Jones International Real Estate ETF	130,756,487	(559,992,572)	—	(62,059,104)	(491,295,189)
SPDR S&P China ETF	11,059,229	(180,059,919)	—	(66,195,146)	(235,195,836)
SPDR S&P Global Natural Resources ETF	17,836,431	(240,875,957)	—	(101,725,841)	(324,765,367)
SPDR S&P International Small Cap ETF	14,204,317	(66,859,855)	—	(82,378,852)	(135,034,390)
SPDR S&P North American Natural Resources ETF	5,194,515	(29,791,740)	—	(3,554,535)	(28,151,760)
As of September 30, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Dow Jones Global Real Estate ETF	$ 15,809,178	$ 27,837,648
SPDR Dow Jones International Real Estate ETF	104,482,598	455,509,974
SPDR S&P China ETF	30,362,985	149,696,934
SPDR S&P Global Natural Resources ETF	29,218,116	211,657,841
SPDR S&P International Small Cap ETF	9,878,047	56,981,808
SPDR S&P North American Natural Resources ETF	14,027,573	15,764,167
As of September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones Global Real Estate ETF	$2,065,324,205	$371,565,879	$217,133,939	$ 154,431,940
SPDR Dow Jones International Real Estate ETF	2,154,266,592	180,040,361	242,029,215	(61,988,854)
SPDR S&P China ETF	1,203,478,279	129,993,554	196,185,652	(66,192,098)
SPDR S&P Global Natural Resources ETF	1,170,690,717	47,780,952	149,468,583	(101,687,631)
SPDR S&P International Small Cap ETF	928,715,642	75,636,333	157,875,132	(82,238,799)
SPDR S&P North American Natural Resources ETF	720,245,561	54,231,930	57,786,603	(3,554,673)
87

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR Dow Jones Global Real Estate ETF	$ 66,562,897	$ 5,956,024	$ 62,221,147	$ 68,177,171
SPDR Dow Jones International Real Estate ETF	18,419,293	6,903,374	12,703,045	19,606,419
88

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR S&P China ETF	$ 50,893,419	$16,691,048	$38,160,931	$ 54,851,979
SPDR S&P Global Natural Resources ETF	41,501,707	30,153,220	13,208,475	43,361,695
SPDR S&P International Small Cap ETF	116,377,051	65,464,495	58,392,769	123,857,264
SPDR S&P North American Natural Resources ETF	33,651,625	494,725	34,595,395	35,090,120
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2019:
		Remaining Contractual Maturity of the Agreements As of September 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones Global Real Estate ETF	Common Stocks	$ 5,956,024	$—	$—	$—	$ 5,956,024	$ 5,956,024
SPDR Dow Jones International Real Estate ETF	Common Stocks	6,903,374	—	—	—	6,903,374	6,903,374
SPDR S&P China ETF	Common Stocks	16,691,048	—	—	—	16,691,048	16,691,048
SPDR S&P Global Natural Resources ETF	Common Stocks	30,153,220	—	—	—	30,153,220	30,153,220
SPDR S&P International Small Cap ETF	Common Stocks	65,464,495	—	—	—	65,464,495	65,464,495
SPDR S&P North American Natural Resources ETF	Common Stocks	494,725	—	—	—	494,725	494,725
9.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
89

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

The following Fund participates in the credit facility as of September 30, 2019:
SPDR S&P International Small Cap ETF
The Fund had no outstanding loans as of September 30, 2019.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
90

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
91

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees of SPDR Index Shares Funds and Shareholders of each of the six funds listed below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments as indicated with an * below, of each of the funds listed below (six of the funds constituting SPDR Index Shares Funds, hereafter collectively referred to as the "Funds") as of September 30, 2019, the related statements of operations for the year ended September 30, 2019, the statements of changes in net assets for each of the two years in the period ended September 30, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2019, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P China ETF *
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF *
SPDR S&P North American Natural Resources ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
92

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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 26, 2019
We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.
93

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
September 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2019 to September 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
94

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P China ETF
Annualized Expense Ratio	0.50%	0.59%	0.59%
Actual:
Ending Account Value	$1,054.20	$1,026.60	$ 913.60
Expenses Paid During Period(a)	2.57	3.00	2.83
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.60	1,022.10	1,022.10
Expenses Paid During Period(a)	2.54	2.99	2.99
	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
Annualized Expense Ratio	0.40%	0.40%	0.35%
Actual:
Ending Account Value	$ 948.50	$ 982.50	$ 971.20
Expenses Paid During Period(a)	1.95	1.99	1.73
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.10	1,023.10	1,023.30
Expenses Paid During Period(a)	2.03	2.03	1.78
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 365.
95

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended September 30, 2019, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Dow Jones International Real Estate ETF	$6,271,850
SPDR S&P China ETF	1,927,137
SPDR S&P Global Natural Resources ETF	2,172,877
SPDR S&P International Small Cap ETF	1,614,592
The amount of foreign source income earned on the following Funds during the year ended September 30, 2019 were as follows:
Amount
SPDR Dow Jones International Real Estate ETF	$91,733,732
SPDR S&P China ETF	28,578,244
96

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Amount
SPDR S&P Global Natural Resources ETF	$39,009,532
SPDR S&P International Small Cap ETF	21,102,297
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR S&P China ETF
SPDR S&P International Small Cap ETF
97

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Approval of Advisory Agreement
At an in-person meeting held prior to September 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares
98

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
99

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
100

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OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	125	None.
BONNY EUGENIA BOATMAN c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	125	None.
DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	125	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	125	Putnam Acquisition
Financing Inc.
(Director); Putnam
Acquisition
Financing LLC
(Director); Putnam
GP Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director);
University of Notre
					Dame (Trustee).
101

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	125	Guggenheim / Rydex Funds (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	188	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

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OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (witrh respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
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OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016);
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
104

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 - April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
105

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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit spdrs.com today.
ssga.com | spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., or Solactive AG. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2019 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2020 SPDRISRAAR

Annual Report
September 30, 2019
SPDR® Index Shares Funds
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio MSCI Global Stock Market ETF (formerly, SPDR MSCI ACWI IMI ETF)
SPDR Portfolio Europe ETF (formerly, SPDR STOXX Europe 50 ETF)
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The S&P® Emerging BMI Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in emerging markets. The Index component securities are a subset, based on region, of component securities included in the S&P Global BMI (Broad Market Index). The S&P Global BMI is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. A country will be eligible for inclusion in the S&P Global BMI if it is classified as either a developed or emerging market by the S&P Global Equity Index Committee. The Index is "float-adjusted," meaning that only those shares publicly available to investors are included in the Index calculation.
The S&P® Developed Ex-U.S. BMI Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in developed countries outside the United States. The Index component securities are a subset, based on region, of component securities included in the S&P Global BMI (Broad Market Index). The S&P Global BMI is a rules-based index that measures global stock market performance. A country will be eligible for inclusion in the S&P Global BMI if it is classified as either a developed or emerging market by the S&P Global Equity Index Committee. The Index is "float-adjusted," meaning that only those shares publicly available to investors are included in the Index calculation.
The MSCI ACWI IMI Index is a free float-adjusted market capitalization-weighted index that is designed to measure the combined equity market performance of developed and emerging markets. The Index covers approximately 99% of the global equity investment opportunity set.
The STOXX® Europe Total Market Index is a free-float market capitalization weighted index designed to provide a broad representation of publicly traded Western European companies. The Index represents approximately the top 95% of the free-float market capitalization of each of the following European countries: Austria, Belgium, Poland, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.
See accompanying notes to financial statements.
1

SPDR Portfolio Emerging Markets ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio Emerging Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of the world. The Fund’s benchmark is the S&P Emerging BMI Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 1.18%, and the Index was 1.14%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security positioning contributed to the difference between the Fund’s performance and that of the Index.
During the prior twelve months, there has been a continuing increase in geopolitical tensions which have had a negative impact on this Fund’s return. Some of the more prominent examples include the burgeoning trade war between the US and China, continued US and Russia tensions, growing protectionism and continued concerns regarding Iran and North Korea’s nuclear programs. Although, there was during this period some modest progress regarding North Korea’s nuclear weapons program. For non-geopolitical issues, slowing growth in China has negatively impacted the returns during this period despite continued efforts by the Chinese authorities to help mitigate the slow down. The ongoing trade war with the US and increasing tariffs likely made an appreciable impact on this slowdown offsetting actions by the Chinese government. Additionally, emerging markets have been broadly hurt by a strengthening US dollar. This is particularly impactful for many of the Emerging Market countries due to the propensity to have borrowed in US Dollars which has led to increases in both debt servicing concerns and capital outflows. Additionally, some of the emerging market countries have been negatively impacted by increased volatility in commodity prices.
The Fund invested in futures to achieve the desired exposure during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Banco Bradesco S.A. Sponsored ADR Pfd, Gazprom PJSC Sponsored ADR, and Itau Unibanco Holding S.A. Sponsored ADR Pfd. The top negative contributors to the Fund’s performance during the Reporting Period were Hon Hai Precision Industry Co., Ltd., Sasol Limited, and Baidu, Inc. Sponsored ADR Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Portfolio Emerging Markets ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Emerging BMI Index	Net Asset Value	Market Value	S&P Emerging BMI Index
ONE YEAR	1.18%	0.98%	1.14%	1.18%	0.98%	1.14%
FIVE YEARS	14.08%	13.57%	15.11%	2.67%	2.58%	2.85%
TEN YEARS	43.93%	43.05%	46.40%	3.71%	3.64%	3.89%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Emerging Markets ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.11%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Portfolio Emerging Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Tencent Holdings, Ltd.	4.0%
Alibaba Group Holding, Ltd. ADR	4.0
Taiwan Semiconductor Manufacturing Co., Ltd.	2.7
China Construction Bank Corp. Class H	1.4
Ping An Insurance Group Co. of China, Ltd. Class H	1.2
HDFC Bank, Ltd.	1.1
Naspers, Ltd. Class N	1.1
Industrial & Commercial Bank of China, Ltd. Class H	1.1
Reliance Industries, Ltd. GDR	1.0
Housing Development Finance Corp., Ltd.	0.9
TOTAL	18.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Financials	25.8%
Consumer Discretionary	13.5
Information Technology	11.2
Communication Services	10.5
Energy	7.5
Materials	7.4
Consumer Staples	6.9
Industrials	6.4
Real Estate	3.5
Health Care	3.2
Utilities	2.8
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Portfolio Developed World ex-US ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio Developed World ex-US ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed world (ex-US) equity markets. The Fund’s benchmark is the S&P Developed ex-U.S. BMI Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was –1.92%, and the Index was –2.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Fund returned –13% in the last calendar quarter of 2018. Global markets suffered as a result of heightened volatility surrounding tariffs on raw materials, ongoing trade hostilities between multiple countries, the drawn out Brexit negotiations and other events like the drone attack on Saudi oil facilities, protests in Hong Kong and hawkish monetary policy. Despite continued gloomy economic forecasts and ongoing Brexit concerns, global markets had a strong start to 2019 helping the Fund partially reverse out earlier decline. The Fund was able to enjoy a strong second quarter and slightly positive third quarter, but still ended the period in negative territory. Despite progress made on US-China trade talks, easing of monetary policy and better-than-expected earnings reports, uncertainties across the globe stifled a chance for a positive ending to the period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Nestle S.A., Roche Holding AG, and Novartis AG. The top negative contributors to the Fund’s performance during the Reporting Period were British American Tobacco p.l.c., SoftBank Group Corp., and Total SA.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Portfolio Developed World ex-US ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Developed Ex-US BMI Index	Net Asset Value	Market Value	S&P Developed Ex-US BMI Index
ONE YEAR	– 1.92%	– 1.73%	– 2.51%	– 1.92%	– 1.73%	– 2.51%
FIVE YEARS	18.17%	18.83%	17.69%	3.39%	3.51%	3.31%
TEN YEARS	62.63%	62.05%	64.56%	4.98%	4.95%	5.11%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Developed World Ex-US ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Portfolio Developed World ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Nestle SA	1.6%
Novartis AG	1.2
Samsung Electronics Co., Ltd. GDR	1.1
Roche Holding AG	1.1
Toyota Motor Corp.	0.8
HSBC Holdings PLC	0.8
TOTAL SA	0.7
BP PLC	0.7
SAP SE	0.6
AstraZeneca PLC	0.6
TOTAL	9.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Financials	18.7%
Industrials	15.1
Consumer Discretionary	10.7
Consumer Staples	10.4
Health Care	10.2
Information Technology	8.5
Materials	7.4
Energy	5.6
Communication Services	5.2
Real Estate	4.3
Utilities	3.3
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Portfolio MSCI Global Stock Market ETF
MANAGEMENT DISCUSSION OF
FUND PEFORMANCE (Unaudited)
The SPDR Portfolio MSCI Global Stock Market ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks securities of publicly-traded companies in developed and emerging markets. The Fund’s benchmark is the MSCI ACWI IMI Index (the “Index”).
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 0.73%, and the Index was 0.48%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Optimization, dividend tax withholdings, and securities lending contributed to the difference between the Fund’s performance and that of the Index.
Global equity markets had an erratic start to the fiscal year as the MSCI ACWI IMI Index lost over 13% of its value in fiscal Q1 and then recouped almost all of that loss in fiscal Q2 when it gained over 12%. For the full period, the Index modestly gained 0.48% primarily thanks to the appreciation of the US markets over the course of the fiscal year. The previously cited Q1 loss was a reflection of oil prices dropping more than 30% primarily due to sanctions on Iranian oil exports, Brexit uncertainty in the UK, and trade relations between the US and China. Overall, it was the worst performing quarter globally in seven years. Just as quickly, fortunately, the markets rallied as the calendar turned to 2019. Ironically, the universally lower growth expectations resulting from the fiscal Q1 mess helped the market rebound as central banks were essentially forced to shift away from tighter monetary policy in an effort to alleviate recession fears. During the second half of the fiscal year, global markets saw rates cut in the US (followed by the S&P 500’s first journey above 3,000) offset global trade tensions, geopolitical concerns, and increased volatility in both oil and gold prices to earn the Index’s small positive return for the overall period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Microsoft Corporation, Starbucks Corporation, and Nestle S.A.. The top negative contributors to the Fund’s performance during the Reporting Period were FedEx Corporation, EOG Resources, Inc., and Amazon.com, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR Portfolio MSCI Global Stock Market ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI IMI Index	Net Asset Value	Market Value	MSCI ACWI IMI Index
ONE YEAR	0.73%	0.77%	0.48%	0.73%	0.77%	0.48%
FIVE YEARS	40.62%	40.69%	37.69%	7.06%	7.07%	6.61%
SINCE INCEPTION	89.66%	89.51%	83.90%	8.79%	8.78%	8.36%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio MSCI Global Stock Market ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.09%. (Prior to September 23, 2019 the total expense ratio was 0.25%).
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Portfolio MSCI Global Stock Market ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Microsoft Corp.	2.0%
Apple, Inc.	2.0
Amazon.com, Inc.	1.5
JPMorgan Chase & Co.	0.8
Alphabet, Inc. Class A	0.8
Alphabet, Inc. Class C	0.8
Visa, Inc. Class A	0.8
Bank of America Corp.	0.7
Facebook, Inc. Class A	0.7
Walt Disney Co.	0.6
TOTAL	10.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Information Technology	16.1%
Financials	15.8
Industrials	12.4
Health Care	11.7
Consumer Discretionary	11.0
Communication Services	8.1
Consumer Staples	8.0
Energy	5.2
Materials	4.3
Real Estate	4.0
Utilities	2.7
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR Portfolio Europe ETF
MANAGEMENT DISCUSSION OF
FUND PEFORMANCE (Unaudited)
The SPDR Portfolio Europe ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the STOXX Europe 50 Index. The Fund’s benchmark is the STOXX Europe Total Market Index (the “Index”).1
For the 12-month period ended September 30, 2019 (the “Reporting Period”), the total return for the Fund was 2.34%, and the Index was 2.96%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
In the fourth quarter of 2018, signs of sluggish growth weighed across continental Europe which led to a change in commentary from the European Central Bank. Mario Draghi (President of the ECB) acknowledged the “loss of growth in momentum” and in December effectively ended its quantitative easing program even as Draghi noted that incoming data had been weaker than expected and referenced geopolitical factors, protectionism and financial market volatility as key risks. The Funddeclined 11.04% for the quarter. The first quarter of 2019 European equity markets rose as many of the supportive trends applicable to risk sentiment globally also benefited European shares. The ECB acknowledged the forecast for slower growth conditions in Europe and the flexibility to use a variety of tools to stimulate sustained inflation reinforced market confidence in central bank support. The Fund increased 11.84% for the quarter. The second quarter of 2019 was helped by the ECB President Mario Draghi’s comments that the bank was prepared to provide further monetary policy support. In the middle of the quarter the ECB reiterated that interest rates should remain at current levels through the end of the year. The Fund increased 5.25% for the quarter. The third quarter of 2019 was hurt by weakening currencies, weak economic data, and a warning from the ECB that stronger policies would likely be needed to help support growth. These factors led the Fund to decrease 2.26%.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Nestle S.A., Novartis AG, and Roche Holding AG. The top negative contributors to the Fund’s performance during the Reporting Period were BP p.l.c., British American Tobacco p.l.c., and Total S.A.
________________________________________
1Prior to 9/23/2019, the Fund sought to track the STOXX Europe 50 Index. Effective 9/23/2019, the Fund seeks to track the STOXX Europe Total Market Index. Performance of the Fund prior to 9/23/2019 is therefore based on the Fund's investment strategy to track an index different from the STOXX Europe Total Market Index.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR Portfolio Europe ETF
Performance Summary (Unaudited)
Performance as of September 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value(1)	Stoxx Europe Total Market Index(2)	Net Asset Value	Market Value(1)	Stoxx Europe Total Market Index(2)
ONE YEAR	2.34%	2.59%	2.96%	2.34%	2.59%	2.96%
FIVE YEARS	7.31%	7.47%	8.09%	1.42%	1.45%	1.57%
TEN YEARS	37.44%	37.01%	38.31%	3.23%	3.20%	3.30%

(1)	The STOXX Europe Total Market Index inception date is February 26, 1998. Index returns in the line graph below represent the Fund’s prior benchmark index from September 30, 2009 through September 22, 2019 and the STOXX Europe Total Market Index from September 23, 2019 through September 30, 2019.
(2)	Effective September 23, 2019, the Fund changed its benchmark index from STOXX Europe 50 Index to the STOXX Europe Total Market Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to September 23, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Europe ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.09%. (Prior to September 23, 2019 the total expense ratio was 0.29%).
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR Portfolio Europe ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2019

Description	% of Net Assets
Nestle SA	3.2%
Novartis AG	2.0
Roche Holding AG	2.0
HSBC Holdings PLC	1.5
TOTAL SA	1.4
BP PLC	1.3
SAP SE	1.3
Royal Dutch Shell PLC Class A	1.2
AstraZeneca PLC	1.1
Royal Dutch Shell PLC Class B	1.1
TOTAL	16.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2019

% of Net Assets
Financials	17.3%
Industrials	14.4
Consumer Staples	13.1
Health Care	12.8
Consumer Discretionary	9.6
Materials	7.9
Energy	6.8
Information Technology	5.8
Communication Services	4.7
Utilities	4.2
Real Estate	2.7
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS - 98.7%
BERMUDA – 0.0% (a)
Other Security		$ 146,233
BRAZIL – 7.9%
Ambev SA ADR	2,341,645	10,818,400
B3 SA - Brasil Bolsa Balcao	1,138,597	11,926,102
Banco Bradesco SA Preference Shares ADR	2,646,618	21,543,471
Itau Unibanco Holding SA Preference Shares ADR	2,704,485	22,744,719
Itausa - Investimentos Itau SA Preference Shares	3,155,829	9,985,554
Lojas Renner SA	688,342	8,340,284
Petroleo Brasileiro SA Preference Shares ADR	1,124,740	14,779,084
Vale SA ADR	1,367,932	15,731,218
Other Securities		95,164,309
		211,033,141
CHILE – 1.0%
Other Securities		27,179,781
CHINA – 33.0%
Alibaba Group Holding, Ltd. ADR (b)	639,011	106,861,810
Baidu, Inc. ADR (b)	131,371	13,499,684
Bank of China, Ltd. Class H	40,438,900	15,887,927
China Common Rich Renewable Energy Investment, Ltd. (b)(c)	856,000	—
China Construction Bank Corp. Class H	48,232,280	36,792,233
China Huishan Dairy Holdings Co., Ltd. (b)(c)(d)	310,600	—
China Huiyuan Juice Group, Ltd. (b)(c)(d)	188,500	24,286
China Life Insurance Co., Ltd. Class H	4,022,260	9,317,581
China Merchants Bank Co., Ltd. Class H	2,480,241	11,801,029
CNOOC, Ltd.	7,309,734	11,151,927
Industrial & Commercial Bank of China, Ltd. Class H	42,204,590	28,264,165
JD.com, Inc. ADR (b)	417,651	11,781,935
Link Motion, Inc. ADR (b)(c)	16,509	—
Meituan Dianping Class B (b)	1,644,900	16,806,961
National Agricultural Holdings, Ltd. (b)(c)(d)	72,000	2,732
NetEase, Inc. ADR	34,281	9,124,917
Ping An Insurance Group Co. of China, Ltd. Class A	165,200	2,013,528
Ping An Insurance Group Co. of China, Ltd. Class H	2,703,664	31,056,579
Tencent Holdings, Ltd.	2,564,756	108,028,986
Other Securities		468,352,078
		880,768,358
COLOMBIA – 0.5%
Other Securities		12,847,491
See accompanying notes to financial statements.
14

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
CZECH REPUBLIC – 0.3%
Other Securities		$ 6,708,725
EGYPT – 0.4%
Other Securities		9,458,015
GREECE – 0.3%
FF Group (b)(c)	5,627	2,945
Other Securities		7,570,086
		7,573,031
HONG KONG – 2.4%
Asian Citrus Holdings, Ltd. (b)(c)(d)	51,000	—
China Fiber Optic Network System Group, Ltd. (b)(c)	88,800	—
China Mobile, Ltd.	2,630,158	21,757,500
Real Nutriceutical Group, Ltd. (b)(c)	199,000	2,538
Tech Pro Technology Development, Ltd. (b)(c)(d)	484,000	2,099
Other Securities		41,366,071
		63,128,208
HUNGARY – 0.5%
Other Securities		13,432,910
INDIA – 11.9%
Amtek Auto, Ltd. (b)(c)	25,821	—
CORE Education & Technologies, Ltd. (b)(c)	9,253	—
Era Infra Engineering, Ltd. (b)(c)	2,941	—
Gammon India, Ltd. (b)(c)	139,302	1,622
Gitanjali Gems, Ltd. (b)(c)	3,573	—
Gujarat NRE Coke, Ltd. (b)(c)	25,505	—
HDFC Bank, Ltd.	1,733,264	30,020,191
Hindustan Unilever, Ltd.	458,379	12,819,241
Housing Development Finance Corp., Ltd.	899,554	25,095,151
ICICI Bank, Ltd. ADR	997,007	12,143,545
Infosys, Ltd. ADR	1,848,323	21,015,432
Lanco Infratech, Ltd. (b)(c)	15,749,074	—
Larsen & Toubro, Ltd. GDR	422,815	8,794,552
REI Agro, Ltd. (b)(c)	1,873,023	—
Reliance Industries, Ltd. GDR (e)	710,527	26,502,657
Tata Consultancy Services, Ltd.	468,194	13,869,004
Other Securities		166,988,405
		317,249,800
INDONESIA – 2.4%
Bank Central Asia Tbk PT	7,095,240	15,170,168
See accompanying notes to financial statements.
15

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Bank Rakyat Indonesia Persero Tbk PT	31,218,463	$ 9,060,942
Sigmagold Inti Perkasa Tbk PT (b)(c)	1,312,600	—
Tiga Pilar Sejahtera Food Tbk (b)(c)	2,383,200	14,103
Other Securities		39,395,272
		63,640,485
KUWAIT – 0.5%
Other Securities		12,334,624
MACAU – 0.0% (a)
Other Security		2,366
MALAYSIA – 2.3%
Other Securities		61,155,603
MEXICO – 2.5%
America Movil SAB de CV Series L	11,488,073	8,518,304
Fomento Economico Mexicano SAB de CV	1,094,978	10,040,811
Wal-Mart de Mexico SAB de CV	2,837,250	8,403,686
Other Securities		41,054,505
		68,017,306
MONACO – 0.0% (a)
Other Security		169,286
NETHERLANDS – 0.0% (a)
Other Security		718,502
PERU – 0.6%
Credicorp, Ltd.	49,370	10,290,683
Other Securities		6,347,078
		16,637,761
PHILIPPINES – 1.2%
Other Securities		32,402,982
POLAND – 0.9%
Other Securities		25,280,381
QATAR – 0.7%
Qatar National Bank QPSC	1,695,011	8,980,160
Other Securities		10,677,928
		19,658,088
ROMANIA – 0.0% (a)
Other Security		941,528
RUSSIA – 4.4%
Gazprom PJSC ADR	2,787,528	19,245,093
See accompanying notes to financial statements.
16

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
LUKOIL PJSC ADR	217,471	$ 17,993,551
MMC Norilsk Nickel PJSC ADR	418,487	10,713,267
Novatek PJSC GDR	52,366	10,619,825
Sberbank of Russia PJSC ADR (f)	622,295	8,821,032
Sberbank of Russia PJSC ADR (f)	599,871	8,483,676
Tatneft PJSC ADR	148,410	9,424,035
Other Securities		30,861,858
		116,162,337
SAUDI ARABIA – 2.8%
Other Securities		73,777,068
SINGAPORE – 0.0% (a)
Other Securities		111,054
SOUTH AFRICA – 4.9%
Group Five, Ltd. (b)(c)	219,472	—
Naspers, Ltd. Class N	195,874	29,648,186
Other Securities		100,246,953
		129,895,139
TAIWAN – 12.8%
Formosa Plastics Corp.	3,032,714	9,237,586
Hon Hai Precision Industry Co., Ltd.	6,266,196	14,784,623
MediaTek, Inc.	732,329	8,710,194
Pihsiang Machinery Manufacturing Co., Ltd. (c)	51,000	—
ProMOS Technologies, Inc. (b)(c)	257	—
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,729	870,524
Taiwan Semiconductor Manufacturing Co., Ltd.	8,253,500	72,360,618
Transasia Airways Corp. (c)	361,784	—
Wei Mon Industry Co., Ltd. (c)	240,450	—
Other Securities		234,378,719
		340,342,264
THAILAND – 3.1%
PTT PCL	5,507,991	8,329,069
Other Securities		75,599,813
		83,928,882
TURKEY – 0.8%
Other Securities		20,577,110
UNITED ARAB EMIRATES – 0.6%
Gulf General Investment Co. (b)(c)	638,957	15,525
Other Securities		16,551,428
		16,566,953
See accompanying notes to financial statements.
17

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
UNITED KINGDOM – 0.0% (a)
Other Security		$ 351
UNITED STATES – 0.0% (a)
Other Securities		1,137,646
TOTAL COMMON STOCKS (Cost $2,763,367,877)		2,632,983,409
CORPORATE BONDS & NOTES - 0.0% (a)
INDIA – 0.0%
Other Security (cost: $39,373)		39,713
PREFERRED STOCKS - 0.0% (a)
SOUTH AFRICA – 0.0% (a)
Other Security (cost: $279,777)		297,591
WARRANTS — 0.0% (a)
MALAYSIA – 0.0% (a)
Other Security		8,993
THAILAND – 0.0% (a)
Other Securities		783
TOTAL WARRANTS (Cost $0)		9,776
RIGHTS — 0.0% (a)
BRAZIL – 0.0% (a)
Other Security		7
CHINA – 0.0% (a)
Other Security		—
THAILAND – 0.0% (a)
Other Security		164,418
TOTAL RIGHTS (Cost $0)		164,425
SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (g)(h)	11,806,853	11,808,034
See accompanying notes to financial statements.
18

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (i)(j)	40,363,989	$ 40,363,989
TOTAL SHORT-TERM INVESTMENTS (Cost $52,172,023)		52,172,023
TOTAL INVESTMENTS - 100.6% (Cost $2,815,859,050)		2,685,666,937
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(17,281,066)
NET ASSETS - 100.0%		$ 2,668,385,871
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $65,850, representing less than 0.05% of the Fund's net assets.
(d)	All or a portion of the shares of the security are on loan at September 30, 2019.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See accompanying notes to financial statements.
19

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

At September 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
MSCI Taiwan Index Futures	22	10/30/2019	$902,093	$895,620	$6,473
During the period ended September 30, 2019, average notional value related to futures contracts was $718,462 or less than 0.5% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 39,713	$ —	$ 39,713
Common Stocks	2,555,070,152	77,847,407	65,850	2,632,983,409
Preferred Stocks	297,591	—	—	297,591
Rights	—	164,425	—	164,425
Warrants	9,776	—	—	9,776
Short-Term Investments	52,172,023	—	—	52,172,023
TOTAL INVESTMENTS	$2,607,549,542	$78,051,545	$65,850	$2,685,666,937
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	6,473	—	—	6,473
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 6,473	$ —	$ —	$ 6,473
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,607,556,015	$78,051,545	$65,850	$2,685,673,410
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
20

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$134,368,406	$122,559,445	$(927)	$—	11,806,853	$11,808,034	$ 25,647
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,996,511	6,996,511	285,205,527	292,202,038	—	—	—	—	218,981
State Street Navigator Securities Lending Government Money Market Portfolio	23,721,708	23,721,708	125,295,698	149,017,406	—	—	—	—	247,660
State Street Navigator Securities Lending Portfolio III	—	—	170,252,144	129,888,155	—	—	40,363,989	40,363,989	252,520
Total		$30,718,219	$715,121,775	$693,667,044	$(927)	$—		$52,172,023	$744,808
See accompanying notes to financial statements.
21

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS - 99.4%
ARGENTINA – 0.0% (a)
Other Security		$ 934,666
AUSTRALIA – 6.1%
BHP Group, Ltd.	672,444	16,653,612
Commonwealth Bank of Australia	428,956	23,384,870
CSL, Ltd.	129,554	20,419,288
National Australia Bank, Ltd.	708,076	14,183,583
Westpac Banking Corp.	839,947	16,791,122
Other Securities		202,619,199
		294,051,674
AUSTRIA – 0.2%
Other Securities		11,398,961
BELGIUM – 1.1%
Anheuser-Busch InBev SA	246,511	23,493,798
Other Securities		31,002,934
		54,496,732
BERMUDA – 0.0% (a)
Other Security		98
CANADA – 8.8%
Bank of Nova Scotia	302,925	17,216,848
Canadian National Railway Co.	198,168	17,805,185
Enbridge, Inc.	489,380	17,187,440
Royal Bank of Canada	358,208	29,075,992
Suncor Energy, Inc.	486,747	15,363,412
Toronto-Dominion Bank	497,709	29,039,290
Other Securities		294,531,411
		420,219,578
CHILE – 0.0% (a)
Other Security		963,220
CHINA – 0.4%
Other Securities		20,556,304
DENMARK – 1.5%
Novo Nordisk A/S Class B	475,779	24,464,387
Other Securities		45,498,637
		69,963,024
EGYPT – 0.0% (a)
Other Security		892,965
See accompanying notes to financial statements.
22

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
FINLAND – 1.0%
Other Securities		$ 46,110,376
FRANCE – 8.4%
Air Liquide SA	100,613	14,325,289
Airbus SE	149,881	19,477,309
L'Oreal SA	56,610	15,854,895
LVMH Moet Hennessy Louis Vuitton SE	63,610	25,287,607
Sanofi	302,926	28,091,055
TOTAL SA	662,902	34,606,282
Other Securities		264,966,764
		402,609,201
GERMANY – 6.9%
adidas AG	49,991	15,567,977
Allianz SE	91,062	21,230,126
BASF SE	227,320	15,890,490
Bayer AG	227,949	16,076,110
SAP SE	263,430	30,982,203
Siemens AG	206,139	22,079,989
Other Securities		208,274,060
		330,100,955
HONG KONG – 2.6%
AIA Group, Ltd.	3,077,600	29,070,628
Tou Rong Chang Fu Group, Ltd. (b)(c)	3,424,000	25,769
Other Securities		96,315,878
		125,412,275
IRELAND – 0.5%
Irish Bank Resolution Corp., Ltd. (b)(c)	5,635	—
Other Securities		25,841,264
		25,841,264
ISRAEL – 0.6%
Other Securities		29,363,251
ITALY – 1.8%
Other Securities		85,891,281
JAPAN – 23.5%
Keyence Corp.	23,000	14,237,335
Mitsubishi UFJ Financial Group, Inc.	3,392,924	17,216,558
SoftBank Group Corp.	439,472	17,241,372
Sony Corp.	326,220	19,158,162
Toyota Motor Corp.	579,288	38,678,161
See accompanying notes to financial statements.
23

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Other Securities		$ 1,024,778,862
		1,131,310,450
JORDAN – 0.0% (a)
Other Security		954,889
LUXEMBOURG – 0.1%
Other Securities		6,547,330
MACAU – 0.0% (a)
Other Securities		646,498
MALTA – 0.0% (a)
Other Securities		580,896
MEXICO – 0.0% (a)
Other Security		423,213
NETHERLANDS – 3.8%
ASML Holding NV	108,544	26,891,550
Royal Dutch Shell PLC Class A	1,041,194	30,588,220
Royal Dutch Shell PLC Class B	926,143	27,345,203
Other Securities		96,881,978
		181,706,951
NEW ZEALAND – 0.3%
Other Securities		15,543,693
NORWAY – 0.7%
Other Securities		30,693,766
PORTUGAL – 0.2%
Other Securities		8,519,501
SINGAPORE – 1.2%
Other Securities		57,886,200
SOUTH AFRICA – 0.2%
Other Securities		9,822,237
SOUTH KOREA – 4.2%
Digitech Systems Co., Ltd. (b)(c)	19,094	—
GY Commerce Co., Ltd. (b)(c)	32,705	30,760
Samsung Electronics Co., Ltd. GDR (d)	52,192	53,131,456
Samsung Electronics Co., Ltd. Preference Shares (d)	180,238	5,951,930
Other Securities		143,514,643
		202,628,789
SPAIN – 2.3%
Banco Santander SA	4,044,235	16,474,320
See accompanying notes to financial statements.
24

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Let's GOWEX SA (b)(c)(d)	4,019	$ —
Other Securities		94,909,740
		111,384,060
SWEDEN – 2.4%
Other Securities		112,968,518
SWITZERLAND – 7.6%
Nestle SA	717,753	77,940,425
Novartis AG	641,807	55,700,725
Roche Holding AG Bearer Shares	1	290
Roche Holding AG	180,375	52,539,657
Zurich Insurance Group AG	39,208	15,020,264
Other Securities		163,569,489
		364,770,850
THAILAND – 0.0% (a)
Other Security		1,056,757
UNITED ARAB EMIRATES – 0.0%
Other Security		726,582
UNITED KINGDOM – 12.5%
Afren PLC (b)(c)(d)	55,933	—
AstraZeneca PLC	343,965	30,777,050
BP PLC	4,994,263	31,744,540
British American Tobacco PLC	564,549	20,922,982
Diageo PLC	592,429	24,332,566
GlaxoSmithKline PLC	1,318,574	28,347,624
HSBC Holdings PLC	5,002,170	38,501,418
Rio Tinto PLC	296,897	15,399,302
Unilever NV	416,394	25,035,491
Unilever PLC	290,753	17,520,615
Vodafone Group PLC	7,226,976	14,427,395
Other Securities		353,531,204
		600,540,187
UNITED STATES – 0.5%
Other Securities		21,628,967
TOTAL COMMON STOCKS (Cost $4,886,912,912)		4,779,146,159
WARRANTS — 0.0% (a)
FRANCE – 0.0% (a)
Other Security (cost: $2)		1
See accompanying notes to financial statements.
25

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
RIGHTS — 0.0% (a)
AUSTRALIA – 0.0% (a)
Other Security		$ 10,384
CANADA – 0.0% (a)
Other Security		12,390
SWEDEN – 0.0% (a)
Other Security		56,846
TOTAL RIGHTS (Cost $14,326)		79,620
SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (e)(f)	2,670,096	2,670,363
State Street Navigator Securities Lending Portfolio III (g)(h)	108,197,946	108,197,946
TOTAL SHORT-TERM INVESTMENTS (Cost $110,868,295)		110,868,309
TOTAL INVESTMENTS - 101.7% (Cost $4,997,795,535)		4,890,094,089
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%		(81,174,329)
NET ASSETS - 100.0%		$ 4,808,919,760

See accompanying notes to financial statements.
26

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $56,529, representing less than 0.05% of the Fund's net assets.
(c)	Non-income producing security.
(d)	All or a portion of the shares of the security are on loan at September 30, 2019.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
GDR	Global Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,775,301,020	$3,788,610	$56,529	$4,779,146,159
Rights	10,384	69,236	—	79,620
Warrants	1	—	—	1
Short-Term Investments	110,868,309	—	—	110,868,309
TOTAL INVESTMENTS	$4,886,179,714	$3,857,846	$56,529	$4,890,094,089
See accompanying notes to financial statements.
27

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 11,024,312	$ 8,353,947	$(16)	$14	2,670,096	$ 2,670,363	$ 7,650
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,540,078	6,540,078	202,086,177	208,626,255	—	—	—	—	109,015
State Street Navigator Securities Lending Government Money Market Portfolio	63,672,719	63,672,719	427,121,177	490,793,896	—	—	—	—	783,313
State Street Navigator Securities Lending Portfolio III	—	—	676,641,112	568,443,166	—	—	108,197,946	108,197,946	1,027,119
Total		$70,212,797	$1,316,872,778	$1,276,217,264	$(16)	$14		$110,868,309	$1,927,097
See accompanying notes to financial statements.
28

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.3%
ARGENTINA — 0.0% (a)
Banco Macro SA ADR	100	$ 2,602
Cresud SACIF y A ADR (b)	900	5,319
Globant SA (b)	100	9,158
Grupo Supervielle SA ADR (c)	3,791	12,169
MercadoLibre, Inc. (b)	95	52,367
		81,615
AUSTRALIA — 2.2%
Alumina, Ltd.	72,900	116,527
AMP, Ltd.	22,106	27,210
Australia & New Zealand Banking Group, Ltd.	4,946	95,138
BHP Group PLC	1,442	30,784
BHP Group, Ltd.	6,139	152,037
Boral, Ltd.	29,006	94,490
Brambles, Ltd.	14,747	113,386
Coca-Cola Amatil, Ltd.	7,216	51,832
Coles Group, Ltd.	6,734	69,943
Commonwealth Bank of Australia	1,630	88,861
CSL, Ltd.	2,609	411,210
Fortescue Metals Group, Ltd. (c)	10,971	65,115
Iluka Resources, Ltd. (c)	2,982	16,070
Insurance Australia Group, Ltd.	32,897	175,280
LendLease Group	17,395	206,015
Macquarie Group, Ltd.	2,950	260,800
National Australia Bank, Ltd.	6,827	136,753
Newcrest Mining, Ltd.	3,462	81,139
Origin Energy, Ltd. (c)	10,966	58,946
Orora, Ltd.	2,646	5,157
OZ Minerals, Ltd.	10,601	68,710
QBE Insurance Group, Ltd.	5,156	43,677
Santos, Ltd.	9,229	48,115
Scentre Group REIT	15,390	40,793
Shopping Centres Australasia Property Group REIT	181,870	320,148
Sonic Healthcare, Ltd.	8,181	154,771
South32, Ltd.	6,211	10,945
Suncorp Group, Ltd. (b)	10,818	99,592
Sydney Airport	1,653	8,952
Transurban Group Stapled Security	13,678	135,517
Vicinity Centres REIT	57,231	99,201
Wesfarmers, Ltd.	6,734	180,761
See accompanying notes to financial statements.
29

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Westpac Banking Corp.	7,472	$ 149,370
Woodside Petroleum, Ltd.	3,226	70,452
Woolworths Group, Ltd.	2,545	63,990
		3,751,687
AUSTRIA — 0.1%
OMV AG	2,961	158,951
BELGIUM — 0.3%
Anheuser-Busch InBev SA	1,724	164,306
Solvay SA	1,001	103,673
UCB SA	2,604	189,069
		457,048
BRAZIL — 0.8%
Ambev SA ADR	22,428	103,617
Anima Holding SA	3,900	19,353
Banco Bradesco SA Preference Shares ADR	23,891	194,473
Banco Inter SA (b)	1,200	16,349
BK Brasil Operacao e Assessoria a Restaurantes SA	2,000	9,901
Cia Energetica de Minas Gerais ADR (c)	3,601	12,207
Cia Siderurgica Nacional SA ADR (c)	11,016	34,811
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,500	20,208
Dommo Energia SA (b)	12,470	16,705
Ez Tec Empreendimentos e Participacoes SA	3,900	33,893
Gerdau SA ADR (c)	9,951	31,346
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	1,400	10,856
Itau Unibanco Holding SA Preference Shares ADR	21,447	180,369
Light SA	1,000	4,609
Linx SA	2,400	18,634
Marfrig Global Foods SA (b)	2,600	6,879
Minerva SA (b)	4,900	11,517
Omega Geracao SA (b)	7,400	58,182
Petro Rio SA (b)	3,800	15,892
Petroleo Brasileiro SA Preference Shares ADR	14,603	191,883
Petroleo Brasileiro SA ADR	5,671	82,059
Santos Brasil Participacoes SA	3,200	4,894
TIM Participacoes SA ADR (c)	3,791	54,439
Vale SA ADR	17,207	197,880
Via Varejo SA (b)	6,700	12,739
		1,343,695
CANADA — 3.3%
Advantage Oil & Gas, Ltd. (b)(c)	9,544	15,498
See accompanying notes to financial statements.
30

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Aimia, Inc. (b)	10,282	$ 26,249
Aphria, Inc. (b)(c)	1,981	10,294
Athabasca Oil Corp. (b)(c)	120,461	58,229
Aurinia Pharmaceuticals, Inc. (b)	2,232	11,919
Aurora Cannabis, Inc. (b)(c)	3,560	15,649
Ballard Power Systems, Inc. (b)(c)	2,707	13,228
Bank of Montreal	1,613	118,880
Bank of Nova Scotia	2,040	115,944
Barrick Gold Corp.	1,155	19,994
Barrick Gold Corp. (d)	1,771	30,658
Baytex Energy Corp. (b)	15,325	22,687
Birchcliff Energy, Ltd. (c)	2,864	4,629
Brookfield Asset Management, Inc. Class A	4,693	249,360
Calfrac Well Services, Ltd. (b)(c)	9,009	10,683
Cameco Corp.	4,201	39,916
Canacol Energy, Ltd. (b)(c)	6,400	21,897
Canada Goose Holdings, Inc. (b)(c)	191	8,403
Canadian Imperial Bank of Commerce (c)	734	60,599
Canadian National Railway Co.	3,183	285,989
Canadian Natural Resources, Ltd.	3,183	84,744
Canadian Pacific Railway, Ltd.	671	149,211
Canadian Tire Corp., Ltd. Class A (c)	776	87,136
CannTrust Holdings, Inc. (b)(c)	3,454	3,887
Canopy Growth Corp. (b)(c)	525	12,035
Cardinal Energy, Ltd. (c)	7,455	13,964
Cenovus Energy, Inc.	4,032	37,853
Corby Spirit and Wine, Ltd.	1,705	22,150
Crescent Point Energy Corp.	2,958	12,645
Cronos Group, Inc. (b)(c)	2,105	19,031
DIRTT Environmental Solutions (b)(c)	3,433	15,532
Dorel Industries, Inc. Class B	4,104	28,176
Eldorado Gold Corp. (b)	2,099	16,266
Enbridge, Inc. (c)	4,366	153,338
Encana Corp. (c)	5,907	27,081
Endeavour Silver Corp. (b)(c)	11,453	25,605
Enerplus Corp.	4,647	34,642
First Majestic Silver Corp. (b)(c)	14,194	129,183
First Quantum Minerals, Ltd. (c)	2,249	18,906
George Weston, Ltd.	351	29,549
goeasy, Ltd.	286	12,866
Green Organic Dutchman Holdings, Ltd. (b)(c)	2,673	4,098
HEXO Corp. (b)(c)	3,604	14,236
See accompanying notes to financial statements.
31

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
IAMGOLD Corp. (b)	4,668	$ 15,936
IGM Financial, Inc. (c)	1,238	35,176
Imperial Oil, Ltd.	2,312	60,245
Jamieson Wellness, Inc. (c)	811	14,254
Just Energy Group, Inc. (c)	28,253	67,005
Kelt Exploration, Ltd. (b)	5,534	14,546
Kinross Gold Corp. (b)	6,833	31,481
Lithium Americas Corp. (b)(c)	2,254	6,912
Loblaw Cos., Ltd.	2,589	147,557
Major Drilling Group International, Inc. (b)	3,149	15,222
Manulife Financial Corp.	8,286	152,077
MEG Energy Corp. (b)	1,908	8,358
National Bank of Canada	4,367	217,427
New Gold, Inc. (b)	9,924	9,969
NexGen Energy, Ltd. (b)(c)	14,184	18,426
Nutrien, Ltd. (c)	2,581	128,660
NuVista Energy, Ltd. (b)(c)	6,013	11,263
Onex Corp.	2,750	170,587
Osisko Mining, Inc. (b)(c)	11,498	27,182
Paramount Resources, Ltd. Class A (b)	5,105	24,831
Premier Gold Mines, Ltd. (b)	11,169	15,775
Pretium Resources, Inc. (b)	1,241	14,313
Rogers Communications, Inc. Class B (c)	4,378	213,378
Royal Bank of Canada	3,833	311,127
Shaw Communications, Inc. Class B	2,944	57,879
Shopify, Inc. Class A (b)	95	29,583
Silvercorp Metals, Inc.	3,531	13,708
SNC-Lavalin Group, Inc. (c)	1,831	25,806
Summit Industrial Income REIT	2,576	25,546
Sun Life Financial, Inc.	4,517	202,105
Suncor Energy, Inc.	6,433	203,048
Surge Energy, Inc. (c)	29,774	25,411
Tamarack Valley Energy, Ltd. (b)	12,772	19,582
TC Energy Corp.	2,855	147,925
Teck Resources, Ltd. Class B	2,291	37,168
TELUS Corp.	6,181	220,116
Tervita Corp. (b)	4,424	25,060
Theratechnologies, Inc. (b)(c)	3,892	16,844
Tilray, Inc. (b)(c)	191	4,725
TMAC Resources, Inc. (b)(c)	2,291	7,683
TORC Oil & Gas, Ltd.	4,581	13,252
Toronto-Dominion Bank	6,173	360,169
See accompanying notes to financial statements.
32

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
TransAlta Corp.	7,167	$ 46,661
Trevali Mining Corp. (b)(c)	51,531	8,952
Trican Well Service, Ltd. (b)(c)	33,202	25,328
Village Farms International, Inc. (b)(c)	573	5,189
Wheaton Precious Metals Corp. (c)	2,061	54,078
WPT Industrial Real Estate Investment Trust	2,576	36,450
Yamana Gold, Inc. (c)	6,306	20,004
		5,456,818
CHILE — 0.0% (a)
Enel Americas SA ADR	2,966	27,020
Enel Chile SA ADR	2,081	8,761
Liberty Latin America, Ltd. Class C (b)	543	9,283
Sociedad Quimica y Minera de Chile SA ADR (c)	270	7,503
		52,567
CHINA — 3.1%
21Vianet Group, Inc. ADR (b)	1,622	12,360
58.com, Inc. ADR (b)	286	14,103
Agricultural Bank of China, Ltd. Class H	147,000	57,567
Alcon, Inc. (b)	1,151	67,180
Alibaba Group Holding, Ltd. ADR (b)	4,497	752,033
Anhui Conch Cement Co., Ltd. Class H	2,000	11,876
ANTA Sports Products, Ltd.	2,000	16,545
Anton Oilfield Services Group (c)	212,000	21,093
Ascletis Pharma, Inc. (b)(e)	6,000	2,625
Autohome, Inc. ADR (b)(c)	191	15,878
Baidu, Inc. ADR (b)	878	90,223
Bank of China, Ltd. Class H	293,000	115,116
Bank of Communications Co., Ltd. Class H	105,000	68,577
Baozun, Inc. ADR (b)(c)	2,407	102,779
China Construction Bank Corp. Class H	305,000	232,658
China Life Insurance Co., Ltd. Class H	41,000	94,977
China Mengniu Dairy Co., Ltd.	4,000	14,976
China Merchants Bank Co., Ltd. Class H	51,674	245,866
China Overseas Land & Investment, Ltd.	42,000	132,064
China Pacific Insurance Group Co., Ltd. Class H	8,400	30,860
China Petroleum & Chemical Corp. Class H	125,200	74,423
China Resources Beer Holdings Co., Ltd.	2,000	10,600
China Shenhua Energy Co., Ltd. Class H	20,500	41,160
China Telecom Corp., Ltd. Class H	126,000	57,379
China Tower Corp., Ltd. Class H (e)	132,000	29,972
China Unicom Hong Kong, Ltd.	42,000	44,575
See accompanying notes to financial statements.
33

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
China Vanke Co., Ltd. Class H	2,300	$ 8,010
Chlitina Holding, Ltd.	2,000	13,667
CITIC, Ltd.	42,000	53,040
CNOOC, Ltd.	63,000	96,114
COSCO SHIPPING Ports, Ltd.	42,828	34,199
Country Garden Holdings Co., Ltd. (c)	20,000	25,334
CSPC Pharmaceutical Group, Ltd.	4,000	8,031
Ctrip.com International, Ltd. ADR (b)	1,229	35,997
Daqo New Energy Corp. ADR (b)(c)	752	34,660
ENN Energy Holdings, Ltd.	1,800	18,621
FingerTango, Inc. (b)	35,000	3,482
Geely Automobile Holdings, Ltd. (c)	21,000	35,628
Health & Happiness H&H International Holdings, Ltd. (c)	31,500	132,800
Hengan International Group Co., Ltd.	10,500	68,845
Huaneng Power International, Inc. Class H	84,000	40,396
Industrial & Commercial Bank of China, Ltd. Class H	231,000	154,699
JD.com, Inc. ADR (b)	2,107	59,438
Jianpu Technology, Inc. ADR (b)(c)	2,384	5,960
JinkoSolar Holding Co., Ltd. ADR (b)(c)	1,597	25,472
Jumei International Holding, Ltd. ADR (b)(c)	3,454	7,322
Kasen International Holdings, Ltd. (b)(c)	9,000	6,957
Konka Group Co., Ltd. Class B	107,100	33,881
Lenovo Group, Ltd.	42,000	28,020
Longfor Group Holdings, Ltd. (e)	10,500	39,244
Meituan Dianping Class B (b)	3,000	30,653
Momo, Inc. ADR	452	14,003
NetEase, Inc. ADR	172	45,783
New Oriental Education & Technology Group, Inc. ADR (b)	353	39,098
NIO, Inc. ADR (b)(c)	2,194	3,423
On-Bright Electronics, Inc.	1,000	5,286
PetroChina Co., Ltd. Class H	84,000	43,182
PICC Property & Casualty Co., Ltd. Class H	81,788	95,461
Ping An Insurance Group Co. of China, Ltd. Class H	20,500	235,480
Prosus NV (b)	1,371	100,666
Q Technology Group Co., Ltd. (b)	18,000	19,402
Qutoutiao, Inc. ADR (b)(c)	1,717	6,353
Shenzhou International Group Holdings, Ltd.	1,900	24,818
Sinosoft Technology Group, Ltd.	37,000	8,448
Sohu.com, Ltd. ADR (b)(c)	1,259	12,791
Sunac China Holdings, Ltd.	3,000	12,054
Sunny Optical Technology Group Co., Ltd.	1,400	20,573
TAL Education Group ADR (b)	878	30,063
See accompanying notes to financial statements.
34

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Tencent Holdings, Ltd.	21,100	$ 888,744
Tian Ge Interactive Holdings, Ltd. (b)(c)(e)	34,000	8,674
Tsaker Chemical Group, Ltd. (e)	20,000	4,847
Vipshop Holdings, Ltd. ADR (b)	2,403	21,435
Wise Talent Information Technology Co., Ltd. (b)	2,200	5,181
Yanzhou Coal Mining Co., Ltd. Class H (c)	42,000	42,646
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (e)	3,600	17,565
Yum China Holdings, Inc.	2,186	99,310
YY, Inc. ADR (b)	149	8,378
ZTO Express Cayman, Inc. ADR	1,050	22,397
		5,193,996
COLOMBIA — 0.0% (a)
Bancolombia SA ADR	458	22,648
Frontera Energy Corp.	764	7,398
		30,046
DENMARK — 0.7%
AP Moller - Maersk A/S Class B	105	118,759
Bang & Olufsen A/S (b)(c)	793	4,636
Danske Bank A/S	3,581	49,873
Drilling Co. of 1972 A/S (b)	210	11,781
DSV A/S	3,562	339,008
Novo Nordisk A/S Class B	7,862	404,261
Zealand Pharma A/S (b)	9,007	229,366
		1,157,684
EGYPT — 0.0% (a)
Cleopatra Hospital (b)	19,739	7,342
Oriental Weavers	35,273	22,617
		29,959
FINLAND — 0.4%
Fortum Oyj	2,792	66,021
Metso Oyj	1,661	62,057
Nokia Oyj	17,307	87,737
Nordea Bank Abp (f)	11,604	82,390
Nordea Bank Abp (f)	196	1,389
Sampo Oyj Class A	1,956	77,791
UPM-Kymmene Oyj	6,369	188,307
Valmet Oyj	314	6,097
Wartsila OYJ Abp (c)	5,673	63,548
		635,337
See accompanying notes to financial statements.
35

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
FRANCE — 3.1%
Accor SA	3,490	$ 145,533
Airbus SE	1,433	186,221
Alstom SA	2,583	107,092
AXA SA	6,732	171,958
BNP Paribas SA	3,571	173,905
Bouygues SA	2,047	82,013
Capgemini SE	2,520	296,983
Carrefour SA	4,548	79,629
Credit Agricole SA	7,310	88,779
Danone SA	2,089	184,062
Engie SA	3,435	56,098
EssilorLuxottica SA	1,597	230,254
Groupe Fnac SA (b)	1,705	107,810
Hermes International	22	15,206
Innate Pharma SA (b)(c)	3,003	22,917
Kering SA	440	224,278
L'Oreal SA	792	221,817
LVMH Moet Hennessy Louis Vuitton SE	678	269,533
Orange SA	9,799	153,780
Pernod Ricard SA	941	167,628
Publicis Groupe SA	1,845	90,755
Renault SA	2,373	136,234
Sanofi	3,132	290,438
Schneider Electric SE	2,270	199,218
Societe Generale SA	3,150	86,334
Sodexo SA	1,998	224,356
TOTAL SA	5,814	303,515
Unibail-Rodamco-Westfield	4,533	32,560
Unibail-Rodamco-Westfield REIT	755	110,090
Vallourec SA (b)	2,222	5,882
Veolia Environnement SA	6,021	152,681
Vinci SA	2,898	312,212
Vivendi SA	7,382	202,645
		5,132,416
GERMANY — 2.5%
adidas AG	1,247	388,335
AIXTRON SE (b)	1,375	14,031
Allianz SE	1,592	371,158
BASF SE	2,604	182,029
Bayer AG	3,337	235,342
Commerzbank AG	2,898	16,814
See accompanying notes to financial statements.
36

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
CompuGroup Medical SE	4,174	$ 251,187
Daimler AG	3,602	179,145
Deutsche Bank AG	5,152	38,592
Deutsche Boerse AG	1,238	193,542
Deutsche Lufthansa AG	7,623	121,168
Deutsche Post AG	6,181	206,502
Deutsche Telekom AG	10,201	171,199
E.ON SE	6,390	62,133
Elmos Semiconductor AG	683	18,131
Fresenius Medical Care AG & Co. KGaA	692	46,548
Merck KGaA	2,186	246,301
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	941	243,544
Puma SE	382	29,568
RWE AG	2,144	67,060
Salzgitter AG	2,270	38,111
SAP SE	3,145	369,886
Siemens AG	2,530	270,994
Thyssenkrupp AG	3,990	55,265
Uniper SE	583	19,125
VERBIO Vereinigte BioEnergie AG	2,362	21,811
Volkswagen AG	755	129,803
Volkswagen AG Preference Shares	692	117,735
Wirecard AG	193	30,878
		4,135,937
HONG KONG — 1.3%
AIA Group, Ltd.	29,000	273,930
Bank of East Asia, Ltd.	28,505	70,177
China Gas Holdings, Ltd.	3,200	12,368
China Mobile, Ltd.	21,000	173,719
China Resources Land, Ltd.	3,000	12,571
CK Asset Holdings, Ltd.	30,920	209,436
CK Hutchison Holdings, Ltd.	20,920	184,665
Guangdong Investment, Ltd.	4,000	7,827
Hang Lung Properties, Ltd.	20,000	45,412
Henderson Land Development Co., Ltd.	22,910	106,668
Hong Kong Exchanges & Clearing, Ltd.	6,241	183,105
Link REIT	20,558	226,706
New World Development Co., Ltd.	61,533	79,905
Sands China, Ltd.	16,800	76,077
Shangri-La Asia, Ltd.	42,000	42,861
Sino Biopharmaceutical, Ltd.	21,000	26,681
Sun Hung Kai Properties, Ltd.	20,753	298,612
See accompanying notes to financial statements.
37

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Swire Pacific, Ltd. Class A	10,500	$ 97,708
		2,128,428
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	3,862	36,326
Richter Gedeon Nyrt	3,927	63,522
		99,848
INDIA — 1.1%
Aavas Financiers, Ltd. (b)	628	14,144
AstraZeneca Pharma India, Ltd.	262	8,556
Can Fin Homes, Ltd.	2,739	15,199
Dewan Housing Finance Corp., Ltd. (b)	3,130	1,711
Dr Reddy's Laboratories, Ltd. ADR	4,483	169,861
Equitas Holdings, Ltd. (b)	9,424	13,803
ICICI Bank, Ltd. ADR	15,380	187,328
IFB Industries, Ltd. (b)	1,535	14,502
Infosys, Ltd. ADR	31,923	362,964
Inox Leisure, Ltd. (b)	1,779	8,303
Just Dial, Ltd. (b)	1,814	17,668
LA Opala RG, Ltd.	8,900	22,580
Larsen & Toubro, Ltd. GDR	6,574	136,739
Mahindra & Mahindra, Ltd. GDR	5,081	39,378
PC Jeweller, Ltd.	8,094	3,683
Procter & Gamble Health, Ltd.	140	9,271
Radico Khaitan, Ltd.	1,656	7,361
Reliance Industries, Ltd. GDR (e)	6,946	259,086
Repco Home Finance, Ltd.	1,701	7,498
SpiceJet, Ltd. (b)	5,655	9,982
State Bank of India GDR (b)	2,927	112,397
Suven Life Sciences, Ltd.	52,275	205,356
Suzlon Energy, Ltd. (b)	100,747	3,199
Tata Motors, Ltd. ADR (b)(c)	4,177	35,045
Ujjivan Financial Services, Ltd.	1,838	8,162
Vedanta, Ltd. ADR	6,532	56,698
Wipro, Ltd. ADR	24,836	90,651
		1,821,125
INDONESIA — 0.4%
Astra International Tbk PT	106,700	49,610
Bank Central Asia Tbk PT	96,200	205,683
Bank Mandiri Persero Tbk PT	192,200	94,441
Bank Rakyat Indonesia Persero Tbk PT	563,400	163,523
See accompanying notes to financial statements.
38

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Gudang Garam Tbk PT	10,500	$ 38,742
Telekomunikasi Indonesia Persero Tbk PT	572,900	173,949
		725,948
IRELAND — 0.3%
Accenture PLC Class A	2,186	420,477
Cairn Homes PLC	12,709	15,601
CRH PLC	3,510	120,882
Prothena Corp. PLC (b)	1,132	8,875
		565,835
ISRAEL — 0.4%
Bank Hapoalim BM (b)	14,591	115,022
Bank Leumi Le-Israel BM	66,464	473,077
Teva Pharmaceutical Industries, Ltd. ADR (b)(c)	2,499	17,193
		605,292
ITALY — 0.6%
Assicurazioni Generali SpA	6,054	117,349
Atlantia SpA	1,622	39,239
Enel SpA	26,670	199,197
Eni SpA	9,183	140,499
Ferrari NV	484	74,690
Intesa Sanpaolo SpA	48,116	114,118
Italgas SpA	3,021	19,504
Mediaset SpA (b)(c)	23,662	69,701
Saipem SpA (b)	2,759	12,489
Snam SpA	15,103	76,300
Telecom Italia SpA (b)	112,430	64,166
UniCredit SpA	6,390	75,376
		1,002,628
JAPAN — 7.7%
Aisin Seiki Co., Ltd. (c)	2,100	65,968
Akatsuki, Inc.	100	6,181
AnGes, Inc. (b)(c)	1,200	7,450
Aruhi Corp. (b)	600	13,363
Asahi Group Holdings, Ltd.	2,100	103,956
Asahi Kasei Corp. (c)	20,600	202,807
Astellas Pharma, Inc.	10,500	149,473
Ateam, Inc. (c)	1,900	19,795
Bengo4.com, Inc. (b)	300	11,242
Bridgestone Corp.	2,100	81,299
Canon, Inc.	2,100	56,010
See accompanying notes to financial statements.
39

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Change, Inc. (b)(c)	300	$ 5,510
Comture Corp.	400	7,528
COOKPAD, Inc. (b)	8,100	22,634
Credit Saison Co., Ltd.	4,200	56,311
Cybozu, Inc.	1,400	13,135
Daiichi Sankyo Co., Ltd.	4,100	258,121
Daikin Industries, Ltd.	2,100	275,531
Daiwa Securities Group, Inc. (c)	21,000	93,541
Denso Corp. (c)	4,000	175,767
Digital Arts, Inc.	100	6,606
Eisai Co., Ltd.	2,100	106,695
EM Systems Co., Ltd. (c)	1,500	28,147
Enigmo, Inc. (b)(c)	1,600	14,390
euglena Co., Ltd. (b)(c)	2,100	17,546
FUJIFILM Holdings Corp.	4,200	184,205
Fujitsu, Ltd.	2,100	168,175
GNI Group, Ltd. (b)(c)	1,200	21,163
Gunosy, Inc. (b)	700	9,048
Gurunavi, Inc. (c)	3,000	20,430
Hinokiya Group Co., Ltd.	400	7,106
Hitachi, Ltd.	4,200	156,341
Hokuhoku Financial Group, Inc. (c)	4,200	40,611
Honda Motor Co., Ltd.	4,200	108,755
Hoya Corp.	4,100	334,563
Istyle, Inc. (b)(c)	1,700	11,734
ITOCHU Corp.	6,300	130,051
Itokuro, Inc. (b)	600	11,575
Japan Tissue Engineering Co., Ltd. (b)	2,100	16,788
Japan Tobacco, Inc.	4,200	91,947
JFE Holdings, Inc.	4,200	50,520
JSR Corp. (c)	4,200	67,192
JXTG Holdings, Inc. (c)	10,500	47,839
Kajima Corp.	10,500	137,668
Kamakura Shinsho, Ltd. (c)	2,100	28,758
Kamigumi Co., Ltd. (c)	10,300	233,305
Kansai Electric Power Co., Inc. (c)	4,200	46,965
Kao Corp.	2,100	155,137
KDDI Corp.	12,400	324,127
Keyence Corp.	100	61,901
Kitanotatsujin Corp.	5,700	36,919
KLab, Inc. (b)(c)	2,100	24,425
Kobe Steel, Ltd. (c)	6,300	33,577
See accompanying notes to financial statements.
40

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Komatsu, Ltd.	4,200	$ 96,183
Konica Minolta, Inc. (c)	10,500	73,060
Kourakuen Holdings Corp. (c)	300	6,507
Kyocera Corp.	4,100	254,365
LEC, Inc. (c)	600	5,430
Leopalace21 Corp. (b)(c)	3,200	7,521
M&A Capital Partners Co., Ltd. (b)	200	11,992
Makita Corp.	4,200	132,130
Marubeni Corp.	21,000	139,456
Marui Group Co., Ltd. (c)	8,200	173,143
Mebuki Financial Group, Inc. (c)	22,700	55,870
Medical Data Vision Co., Ltd. (b)	800	8,172
Mirai Corp. REIT	19	11,269
Mitsubishi Chemical Holdings Corp.	10,500	74,819
Mitsubishi Corp.	4,200	103,023
Mitsubishi Electric Corp. (c)	20,500	271,721
Mitsubishi UFJ Financial Group, Inc.	37,700	191,299
Mitsui & Co., Ltd. (c)	4,200	68,708
Mizuho Financial Group, Inc. (c)	77,600	118,904
Money Forward, Inc. (b)	100	3,312
MS&AD Insurance Group Holdings, Inc. (c)	4,200	136,017
Murata Manufacturing Co., Ltd.	4,100	196,701
NEC Corp.	200	8,439
Nippon Steel Corp. (c)	6,200	86,367
Nissan Motor Co., Ltd. (c)	8,400	52,394
Nitto Denko Corp.	2,100	101,119
Nomura Holdings, Inc. (c)	20,900	88,551
NTT Data Corp.	10,500	135,434
NTT DOCOMO, Inc. (c)	4,200	106,987
Obayashi Corp.	21,000	209,077
Oisix ra daichi, Inc. (b)(c)	2,100	27,359
Optim Corp. (b)	200	5,122
ORIX Corp.	8,400	125,213
Osaka Gas Co., Ltd. (c)	4,200	80,328
Panasonic Corp. (c)	12,600	102,082
Pepper Food Service Co., Ltd. (c)	200	2,900
Resona Holdings, Inc. (c)	12,600	53,979
Riso Kyoiku Co., Ltd. (c)	3,100	12,592
Rohm Co., Ltd.	2,100	160,305
Samty Residential Investment Corp. REIT	79	90,641
Secom Co., Ltd.	2,100	191,550
Seed Co., Ltd.	600	4,985
See accompanying notes to financial statements.
41

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Seven & i Holdings Co., Ltd.	2,100	$ 80,289
Shin-Etsu Chemical Co., Ltd.	2,100	224,622
Softbank Corp. (c)	6,300	85,341
SoftBank Group Corp. (c)	8,300	325,626
Sompo Holdings, Inc. (c)	4,200	175,539
Sony Corp.	6,200	364,112
Sosei Group Corp. (b)(c)	400	8,968
Strike Co., Ltd.	600	16,150
Sumitomo Chemical Co., Ltd.	21,000	94,240
Sumitomo Corp. (c)	4,200	65,599
Sumitomo Electric Industries, Ltd. (c)	6,300	79,919
Sumitomo Mitsui Financial Group, Inc. (c)	4,200	143,595
Sumitomo Mitsui Trust Holdings, Inc. (c)	2,100	75,703
Suruga Bank, Ltd. (b)(c)	1,700	7,110
T&D Holdings, Inc.	8,400	88,994
Takeda Pharmaceutical Co., Ltd.	2,100	71,700
TDK Corp. (c)	2,100	187,897
Teijin, Ltd. (c)	4,200	80,677
Terumo Corp.	8,200	264,039
Tokio Marine Holdings, Inc. (c)	4,100	219,236
Tokyo Base Co., Ltd. (b)	1,900	13,836
Tokyo Electron, Ltd. (c)	2,100	399,597
Tokyu Corp.	10,300	193,277
Toppan Printing Co., Ltd. (c)	10,500	185,760
Toshiba Corp.	2,100	64,122
Toyota Motor Corp. (c)	8,300	554,178
Toyota Tsusho Corp.	6,300	203,151
UT Group Co., Ltd. (c)	200	4,273
UUUM, Inc. (b)	400	19,505
Uzabase, Inc. (b)	200	3,886
ValueCommerce Co., Ltd. (c)	400	6,318
Vision, Inc. (b)	600	8,672
West Japan Railway Co.	2,100	177,424
W-Scope Corp. (c)	2,200	12,153
Yamada Denki Co., Ltd.	8,400	40,650
Yamaha Corp. (c)	6,200	278,233
YA-MAN, Ltd. (c)	2,100	13,699
Yume No Machi Souzou Iinkai Co., Ltd.	400	5,944
ZIGExN Co., Ltd. (c)	1,900	10,056
		12,998,947
LUXEMBOURG — 0.0% (a)
ArcelorMittal	2,404	33,824
See accompanying notes to financial statements.
42

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
MALAYSIA — 0.1%
Bumi Armada Bhd (b)	181,300	$ 14,073
CIMB Group Holdings Bhd	20,369	24,470
FGV Holdings Bhd (b)	50,500	10,734
Hibiscus Petroleum Bhd (b)	109,600	24,998
Malayan Banking Bhd	12,852	26,122
Public Bank Bhd	8,400	40,285
Tenaga Nasional Bhd	9,600	31,274
		171,956
MEXICO — 0.3%
America Movil SAB de CV Series L	163,253	121,051
Cemex SAB de CV Series CPO	83,648	32,580
Concentradora Fibra Hotelera Mexicana SA de CV REIT (e)	63,936	29,857
Concentradora Hipotecaria SAPI de CV REIT	25,765	25,029
Fomento Economico Mexicano SAB de CV	16,778	153,852
Grupo Financiero Banorte SAB de CV Series O	16,150	86,762
Grupo Mexico SAB de CV Class B	26,866	62,783
Grupo Televisa SAB Series CPO	14,272	27,924
Industrias Penoles SAB de CV	1,088	14,474
PLA Administradora Industrial S de RL de CV REIT	10,403	16,086
		570,398
NETHERLANDS — 1.6%
Akzo Nobel NV	1,376	122,695
ASML Holding NV	1,538	381,036
Heineken NV	1,133	122,482
ING Groep NV	11,584	121,288
Koninklijke Ahold Delhaize NV	6,280	157,160
Koninklijke DSM NV	2,115	254,557
Koninklijke KPN NV	2,159	6,734
Koninklijke Philips NV	5,030	233,058
Pharming Group NV (b)	10,806	14,567
ProQR Therapeutics NV (b)(c)	600	3,456
Royal Dutch Shell PLC Class A	4,021	118,129
Royal Dutch Shell PLC Class B	20,925	617,829
Wolters Kluwer NV	6,281	458,649
		2,611,640
NORWAY — 0.2%
DNB ASA	7,909	139,492
Norsk Hydro ASA	21,865	77,007
Telenor ASA	6,475	130,092
See accompanying notes to financial statements.
43

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Yara International ASA	1,350	$ 58,214
		404,805
PAKISTAN — 0.0% (a)
Searle Co., Ltd.	24,700	21,839
PERU — 0.0% (a)
Cia de Minas Buenaventura SAA ADR	477	7,241
PHILIPPINES — 0.0% (a)
PLDT, Inc. ADR	944	20,768
POLAND — 0.0% (a)
Polski Koncern Naftowy ORLEN SA	943	23,215
Powszechna Kasa Oszczednosci Bank Polski SA	2,958	29,011
		52,226
RUSSIA — 0.2%
Gazprom PJSC ADR	612	4,223
LUKOIL PJSC ADR	84	6,949
MMC Norilsk Nickel PJSC ADR	347	8,880
Mobile TeleSystems PJSC ADR	3,969	32,149
Sberbank of Russia PJSC ADR	8,119	115,087
Surgutneftegas PJSC ADR	778	4,419
Tatneft PJSC ADR	1,924	122,174
		293,881
SAUDI ARABIA — 0.1%
Al Rajhi Co. for Co-operative Insurance (b)	312	5,606
Aldrees Petroleum and Transport Services Co.	6,351	80,928
Leejam Sports Co. JSC	537	11,682
Mobile Telecommunications Co. Saudi Arabia (b)	9,445	30,164
Saudi Ceramic Co. (b)	1,677	11,355
Saudi Co. For Hardware CJSC	941	15,929
		155,664
SINGAPORE — 0.3%
CapitaLand, Ltd.	63,000	160,814
Singapore Exchange, Ltd.	41,000	251,117
Singapore Press Holdings, Ltd. (c)	42,000	63,172
Singapore Telecommunications, Ltd.	21,000	47,075
		522,178
SOUTH AFRICA — 0.6%
Anglo American PLC	4,861	112,089
AngloGold Ashanti, Ltd.	1,851	34,681
See accompanying notes to financial statements.
44

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Discovery, Ltd.	27,634	$ 207,859
FirstRand, Ltd. (c)	23,282	95,493
Gold Fields, Ltd.	4,483	22,506
Harmony Gold Mining Co., Ltd. (b)	4,252	12,142
Impala Platinum Holdings, Ltd. (b)	2,877	18,079
MTN Group, Ltd. (c)	8,598	54,608
MultiChoice Group, Ltd. (b)	1,371	10,667
Naspers, Ltd. Class N	1,371	207,519
Nedbank Group, Ltd.	1,048	15,677
Old Mutual, Ltd. (c)	30,348	38,875
Sanlam, Ltd.	21,554	106,018
Sasol, Ltd. (c)	1,661	27,722
Standard Bank Group, Ltd.	5,571	64,184
		1,028,119
SOUTH KOREA — 1.4%
Advanced Process Systems Corp.	905	21,903
Ahnlab, Inc.	183	10,235
Ananti, Inc. (b)	1,114	12,759
Anterogen Co., Ltd. (b)	119	3,845
BH Co., Ltd. (b)	1,548	24,718
Binex Co., Ltd. (b)	1,727	12,157
Celltrion, Inc. (b)	181	24,816
CMG Pharmaceutical Co., Ltd. (b)	7,353	16,843
CrystalGenomics, Inc. (b)	711	7,698
Dae Hwa Pharmaceutical Co., Ltd.	681	7,202
DIO Corp. (b)	3,393	113,322
Dongsung Pharmaceutical Co., Ltd. (b)	639	8,841
Duk San Neolux Co., Ltd. (b)	1,113	20,564
E-MART, Inc.	43	4,062
Feelux Co., Ltd. (b)	1,425	4,116
Gamevil, Inc. (b)	161	4,058
Genexine Co., Ltd. (b)	150	6,370
Green Cross Cell Corp.	339	10,685
Green Cross LabCell Corp.	590	15,784
Hana Financial Group, Inc.	604	17,800
Hanall Biopharma Co., Ltd. (b)	424	9,252
Helixmith Co., Ltd. (b)	80	4,434
Huons Co., Ltd.	198	7,010
Hyundai Mobis Co., Ltd.	293	61,728
Hyundai Motor Co.	652	73,041
Hyundai Steel Co.	268	8,716
Inscobee, Inc. (b)	4,233	10,245
See accompanying notes to financial statements.
45

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
iNtRON Biotechnology, Inc. (b)	702	$ 6,602
Jayjun Cosmetic Co., Ltd. (b)	4,575	15,280
Jenax, Inc. (b)	336	1,444
JW Holdings Corp.	7,722	37,766
JW Pharmaceutical Corp.	1,643	37,773
KB Financial Group, Inc.	1,585	56,581
Kia Motors Corp.	398	15,173
Korea Electric Power Corp. ADR (b)(c)	1,736	18,818
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	56	5,805
KT&G Corp.	588	51,861
LG Chem, Ltd. Preference Shares	892	124,909
LG Electronics, Inc.	210	11,833
LG Household & Health Care, Ltd.	82	89,599
Lotte Chemical Corp.	20	3,946
Naturecell Co., Ltd. (b)	1,347	7,534
NAVER Corp.	835	109,598
NUTRIBIOTECH Co., Ltd.	1,617	9,558
Oscotec, Inc. (b)	542	8,632
PHARMA RESEARCH PRODUCTS Co., Ltd.	235	6,257
POSCO ADR	2,380	112,241
Prostemics Co., Ltd. (b)	5,705	17,790
Sam Chun Dang Pharm Co., Ltd.	653	18,561
Samsung C&T Corp.	219	16,423
Samsung Electronics Co., Ltd. GDR	716	728,888
Samsung Engineering Co., Ltd. (b)	581	8,160
Samsung Fire & Marine Insurance Co., Ltd.	138	25,728
Samsung Heavy Industries Co., Ltd. (b)	1,589	10,468
Samsung Securities Co., Ltd.	465	13,742
Sejong Telecom, Inc. (b)	42,354	14,022
Shinhan Financial Group Co., Ltd.	1,585	55,389
SillaJen, Inc. (b)	131	892
SK Holdings Co., Ltd.	135	23,024
SK Hynix, Inc.	2,446	168,090
SK Innovation Co., Ltd.	99	13,739
STCUBE (b)	499	4,464
Telcon RF Pharmaceutical, Inc. (b)	1,873	7,821
Theragen Etex Co., Ltd. (b)	1,582	9,642
WeMade Entertainment Co., Ltd.	363	9,332
Whanin Pharmaceutical Co., Ltd.	1,119	14,781
		2,414,370
SPAIN — 0.9%
Acciona SA (c)	2,777	293,969
See accompanying notes to financial statements.
46

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Acerinox SA	6,368	$ 54,484
ACS Actividades de Construccion y Servicios SA	5,401	215,860
Amadeus IT Group SA	2,114	151,464
Banco Bilbao Vizcaya Argentaria SA	18,959	98,808
Banco Santander SA	43,542	177,370
Iberdrola SA	18,493	192,256
Industria de Diseno Textil SA	4,220	130,658
Repsol SA	3,536	55,280
Telefonica SA	15,281	116,632
		1,486,781
SWEDEN — 0.8%
Assa Abloy AB Class B	7,188	160,178
Atlas Copco AB Class B	5,801	157,413
Epiroc AB Class B	6,690	69,199
Sandvik AB	6,223	97,059
Securitas AB Class B	9,673	148,359
Skandinaviska Enskilda Banken AB Class A	14,633	134,660
Skanska AB Class B	6,348	128,740
SKF AB Class B	4,517	74,746
Svenska Handelsbanken AB Class A	5,935	55,643
Tele2 AB Class B (c)	4,441	66,171
Telefonaktiebolaget LM Ericsson Class B	11,847	94,779
Telia Co. AB	10,201	45,723
Volvo AB Class A	7,863	110,522
		1,343,192
SWITZERLAND — 2.7%
ABB, Ltd.	8,825	173,553
Adecco Group AG	1,703	94,308
Cie Financiere Richemont SA	2,394	175,790
Credit Suisse Group AG (b)	7,455	91,473
EDAG Engineering Group AG	998	10,837
Garrett Motion, Inc. (b)(c)	437	4,353
Geberit AG	682	325,970
Givaudan SA	84	234,524
Glencore PLC	11,589	34,953
Kuehne + Nagel International AG	817	120,442
LafargeHolcim, Ltd.	1,706	84,038
Meyer Burger Technology AG (b)(c)	23,946	9,832
Nestle SA	8,508	923,879
Novartis AG	5,686	493,473
Roche Holding AG	2,123	618,388
See accompanying notes to financial statements.
47

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
SGS SA	84	$ 208,410
Swatch Group AG	252	66,946
Swiss Re AG	2,061	215,163
TE Connectivity, Ltd.	4,357	405,985
TRANSOCEAN, Ltd. (b)(d)	1,550	6,929
UBS Group AG (b)	11,980	136,121
Zurich Insurance Group AG	419	160,515
		4,595,882
TAIWAN — 1.2%
AU Optronics Corp. ADR (c)	42,820	105,337
Career Technology MFG. Co., Ltd.	12,480	14,703
Century Iron & Steel Industrial Co., Ltd.	4,000	9,528
Charoen Pokphand Enterprise	5,000	10,073
Chilisin Electronics Corp.	2,000	5,402
Chunghwa Telecom Co., Ltd. ADR (c)	5,738	204,789
Concraft Holding Co., Ltd.	2,093	11,030
CTBC Financial Holding Co., Ltd.	55,000	36,520
Darfon Electronics Corp.	8,000	10,160
Egis Technology, Inc.	1,000	8,542
Formosa Chemicals & Fibre Corp.	11,000	30,740
Formosa Plastics Corp.	14,000	42,644
Genius Electronic Optical Co., Ltd.	1,000	13,586
Global Unichip Corp.	1,000	8,058
Globalwafers Co., Ltd.	1,000	10,121
Hon Hai Precision Industry Co., Ltd. GDR	36,181	170,593
Lotus Pharmaceutical Co., Ltd. (b)	3,000	9,583
MediaTek, Inc.	2,000	23,788
Nan Ya Plastics Corp.	16,000	35,946
Pan Jit International, Inc.	13,500	12,684
PChome Online, Inc. (b)	2,000	8,348
PharmaEngine, Inc.	1,000	2,517
PharmaEssentia Corp. (b)	2,000	7,220
Pharmally International Holding Co., Ltd.	1,000	6,833
TaiDoc Technology Corp.	1,000	4,384
Taigen Biopharmaceuticals Holdings, Ltd. (b)	13,000	7,249
Taiwan Semiconductor Co., Ltd.	3,000	4,419
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,321	851,560
Taiwan Union Technology Corp.	2,000	9,154
TCI Co., Ltd.	459	4,623
United Microelectronics Corp. ADR	80,334	167,898
United Renewable Energy Co., Ltd. (b)	398,690	105,120
Visual Photonics Epitaxy Co., Ltd.	2,000	7,091
See accompanying notes to financial statements.
48

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Wafer Works Corp.	5,000	$ 5,423
Win Semiconductors Corp.	2,000	17,954
		1,983,620
THAILAND — 0.2%
Bangkok Bank PCL	23,100	132,928
CP ALL PCL NVDR	15,200	40,379
Kasikornbank PCL NVDR	3,900	19,956
PTT PCL	42,000	63,511
Siam Commercial Bank PCL NVDR	5,900	22,763
Taokaenoi Food & Marketing PCL	79,900	27,953
		307,490
TURKEY — 0.1%
Akbank T.A.S. (b)	20,721	29,798
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	20,098	4,947
Turkiye Garanti Bankasi A/S (b)	18,438	33,340
Turkiye Is Bankasi A/S Class C (b)	16,711	18,556
		86,641
UNITED ARAB EMIRATES — 0.0% (a)
Eshraq Properties Co. PJSC (b)	105,354	11,358
UNITED KINGDOM — 5.4%
3i Group PLC	35,257	506,811
Amcor PLC	6,287	60,424
AO World PLC (b)(c)	9,581	8,206
AstraZeneca PLC	3,854	344,845
Avon Products, Inc. (b)	9,735	42,834
BAE Systems PLC	19,439	136,542
Barclays PLC	53,117	98,446
BP PLC	47,494	301,881
British American Tobacco PLC	3,602	133,495
British Land Co. PLC REIT	13,937	100,437
BT Group PLC	45,352	99,803
Burberry Group PLC	3,456	92,587
Cairn Energy PLC (b)	3,834	9,067
Capita PLC (b)	3,338	5,958
CNH Industrial NV	3,005	30,598
Cobham PLC (b)	99,183	191,707
Compass Group PLC	9,462	244,044
CYBG PLC	1,642	2,304
Diageo PLC	5,928	243,478
Experian PLC	8,098	259,358
See accompanying notes to financial statements.
49

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Fiat Chrysler Automobiles NV	3,727	$ 48,238
Frontier Developments PLC (b)(c)	1,331	16,697
Funding Circle Holdings PLC (b)(c)(e)	2,361	2,764
G4S PLC	13,585	31,674
GlaxoSmithKline PLC	13,627	292,963
Gulf Keystone Petroleum, Ltd.	4,332	12,225
Hammerson PLC REIT	22,422	78,360
HSBC Holdings PLC	56,912	438,048
Hurricane Energy PLC (b)(c)	27,421	14,395
Imperial Brands PLC	2,186	49,248
InterContinental Hotels Group PLC	4,160	260,163
iomart Group PLC (c)	5,976	26,474
J Sainsbury PLC	16,065	43,514
Land Securities Group PLC REIT	9,010	95,086
Learning Technologies Group PLC	11,374	15,810
Liberty Global PLC Class A (b)	1,093	27,052
Liberty Global PLC Class C (b)	3,507	83,432
Linde PLC (f)	2,186	423,472
Linde PLC (f)	575	111,582
Lloyds Banking Group PLC	188,856	125,952
Marks & Spencer Group PLC	21,553	48,990
Metro Bank PLC (b)(c)	1,164	2,869
National Grid PLC	4,357	47,350
Next PLC	1,571	119,757
nVent Electric PLC	251	5,532
On the Beach Group PLC (e)	2,751	12,930
Pearson PLC (c)	2,604	23,682
Pentair PLC	251	9,488
Premier Oil PLC (b)(c)	10,668	10,246
Prudential PLC	10,580	192,307
Quilter PLC (e)	10,903	18,320
Reckitt Benckiser Group PLC	1,746	136,497
RELX PLC (f)	6,789	161,675
RELX PLC (f)	11,460	272,737
Rio Tinto PLC	4,684	242,947
Rio Tinto, Ltd.	361	22,563
Rolls-Royce Holdings PLC	6,899	67,367
RSA Insurance Group PLC	15,390	101,312
Sage Group PLC	36,509	311,061
Severn Trent PLC	5,448	145,349
Smith & Nephew PLC	9,882	238,559
Smiths Group PLC	7,614	147,309
See accompanying notes to financial statements.
50

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Soco International PLC	21,885	$ 17,260
SSE PLC	4,706	72,229
Standard Chartered PLC	10,657	89,853
Standard Life Aberdeen PLC	32,063	112,923
TechnipFMC PLC	2,256	54,133
Tesco PLC	25,770	76,533
Tullow Oil PLC	5,848	15,415
Unilever NV	4,376	263,105
Unilever PLC	3,337	201,086
United Utilities Group PLC	9,694	98,649
Vodafone Group PLC	72,131	143,997
Whitbread PLC	5,862	310,187
WPP PLC	7,508	94,186
		8,998,377
UNITED STATES — 54.8%
3M Co.	2,186	359,378
Abbott Laboratories	8,300	694,461
AbbVie, Inc.	2,144	162,344
Abeona Therapeutics, Inc. (b)(c)	3,078	6,956
Activision Blizzard, Inc.	286	15,135
Adobe, Inc. (b)	3,423	945,604
Aduro Biotech, Inc. (b)	5,605	5,941
Advanced Micro Devices, Inc. (b)(c)	2,194	63,604
AdvanSix, Inc. (b)	151	3,884
Aflac, Inc.	8,610	450,475
Agenus, Inc. (b)(c)	8,097	20,890
Agilent Technologies, Inc.	4,357	333,877
AGNC Investment Corp. REIT	2,186	35,173
Akebia Therapeutics, Inc. (b)(c)	1,050	4,116
Akorn, Inc. (b)	2,099	7,976
Alexion Pharmaceuticals, Inc. (b)	1,654	161,993
Allegion PLC	712	73,799
Allergan PLC	486	81,789
Allstate Corp.	4,357	473,519
Alphabet, Inc. Class A (b)	1,120	1,367,677
Alphabet, Inc. Class C (b)	1,120	1,365,280
Altria Group, Inc.	4,357	178,201
Amazon.com, Inc. (b)	1,458	2,530,957
American Electric Power Co., Inc.	4,357	408,207
American Express Co.	4,462	527,765
American Tower Corp. REIT	2,186	483,390
Amgen, Inc.	3,400	657,934
See accompanying notes to financial statements.
51

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Amyris, Inc. (b)(c)	2,383	$ 11,343
Annaly Capital Management, Inc. REIT	4,357	38,342
Anthem, Inc.	1,817	436,262
Apache Corp.	1,048	26,829
Apple, Inc.	14,932	3,344,320
Applied Materials, Inc.	8,214	409,879
Arbor Realty Trust, Inc. REIT (c)	2,126	27,872
Archer-Daniels-Midland Co.	6,538	268,516
Arcus Biosciences, Inc. (b)	1,623	14,769
Arena Pharmaceuticals, Inc. (b)	100	4,577
Arlington Asset Investment Corp. Class A (c)	6,584	36,146
Armada Hoffler Properties, Inc. REIT	4,533	82,002
ArQule, Inc. (b)(c)	600	4,302
Arrowhead Pharmaceuticals, Inc. (b)(c)	1,295	36,493
Arvinas Holding Co. LLC (b)	477	10,279
Assembly Biosciences, Inc. (b)	477	4,689
AT&T, Inc.	25,116	950,389
Automatic Data Processing, Inc.	2,186	352,864
Avanos Medical, Inc. (b)	272	10,189
Avrobio, Inc. (b)	382	5,394
AxoGen, Inc. (b)(c)	382	4,767
Axonics Modulation Technologies, Inc. (b)(c)	286	7,699
Baker Hughes a GE Co.	1,852	42,966
Bank of America Corp.	37,693	1,099,505
Bank of New York Mellon Corp.	6,594	298,115
Baxter International, Inc.	4,206	367,899
Becton Dickinson and Co.	2,186	552,971
Berkshire Hathaway, Inc. Class B (b)	2,499	519,842
BioCryst Pharmaceuticals, Inc. (b)(c)	5,500	15,757
Biogen, Inc. (b)	1,318	306,857
BioSpecifics Technologies Corp. (b)	200	10,704
Bizlink Holding, Inc.	1,000	6,914
Boeing Co.	1,988	756,374
Booking Holdings, Inc. (b)	165	323,831
Brighthouse Financial, Inc. (b)	646	26,144
Bristol-Myers Squibb Co.	6,595	334,432
Broadcom, Inc.	1,609	444,197
C.H. Robinson Worldwide, Inc.	2,186	185,329
California Resources Corp. (b)(c)	431	4,396
Calyxt, Inc. (b)(c)	700	3,948
Capital One Financial Corp.	2,186	198,882
Cara Therapeutics, Inc. (b)(c)	1,229	22,466
See accompanying notes to financial statements.
52

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Care.com, Inc. (b)	859	$ 8,977
CareDx, Inc. (b)	286	6,466
Carnival Corp.	2,186	95,550
Castlight Health, Inc. Class B (b)	2,576	3,632
Catalyst Pharmaceuticals, Inc. (b)(c)	800	4,248
Caterpillar, Inc.	2,186	276,114
Cato Corp. Class A	648	11,411
CBS Corp. Class B	3,885	156,837
CDK Global, Inc.	715	34,384
Celgene Corp. (b)	3,651	362,544
CenturyLink, Inc.	1,768	22,065
ChannelAdvisor Corp. (b)	1,241	11,579
Charles Schwab Corp.	11,117	465,024
Charter Communications, Inc. Class A (b)	930	383,272
ChemoCentryx, Inc. (b)	1,100	7,458
Chemours Co.	737	11,011
Chesapeake Energy Corp. (b)(c)	2,979	4,200
Chevron Corp.	5,642	669,141
Chubb, Ltd.	3,284	530,169
Church & Dwight Co., Inc.	6,672	502,001
Cigna Corp.	641	97,297
Cisco Systems, Inc.	19,936	985,038
Citigroup, Inc.	11,119	768,101
Citrix Systems, Inc.	2,186	210,993
Clorox Co.	2,186	331,988
Clovis Oncology, Inc. (b)(c)	286	1,124
Coca-Cola Co.	8,629	469,763
Cognizant Technology Solutions Corp. Class A	4,367	263,177
Colgate-Palmolive Co.	4,357	320,283
Collegium Pharmaceutical, Inc. (b)	764	8,771
Comcast Corp. Class A	11,132	501,831
Community Healthcare Trust, Inc. REIT	2,811	125,230
Conagra Brands, Inc.	4,357	133,673
ConocoPhillips	4,357	248,262
Corning, Inc.	8,733	249,065
Corteva, Inc.	3,464	96,992
Costco Wholesale Corp.	2,186	629,808
Coty, Inc. Class A (c)	640	6,726
Covia Holdings Corp. (b)(c)	1,241	2,507
CSX Corp.	5,658	391,930
Cummins, Inc.	2,186	355,597
CVS Health Corp.	6,733	424,650
See accompanying notes to financial statements.
53

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Cyclerion Therapeutics, Inc. (b)	2,200	$ 26,664
Cymabay Therapeutics, Inc. (b)	1,132	5,796
Cytokinetics, Inc. (b)	400	4,552
CytomX Therapeutics, Inc. (b)	1,142	8,428
Danaher Corp.	4,463	644,591
Deere & Co.	2,086	351,866
Dell Technologies, Inc. Class C (b)	546	28,316
Denbury Resources, Inc. (b)(c)	3,149	3,747
Dermira, Inc. (b)(c)	1,622	10,365
Devon Energy Corp.	1,048	25,215
Dicerna Pharmaceuticals, Inc. (b)	573	8,228
Diebold Nixdorf, Inc. (b)(c)	668	7,482
Discover Financial Services	4,357	353,309
Dollar Tree, Inc. (b)	2,940	335,630
Dow, Inc.	3,511	167,299
Duke Energy Corp.	2,373	227,476
Duluth Holdings, Inc. Class B (b)(c)	764	6,479
DuPont de Nemours, Inc.	3,464	247,018
DXC Technology Co.	809	23,865
Dynavax Technologies Corp. (b)(c)	3,105	11,100
Easterly Government Properties, Inc. REIT	12,283	261,628
Eaton Corp. PLC	4,357	362,285
eBay, Inc.	6,538	254,851
Ecolab, Inc.	2,186	432,915
Edison International	3,756	283,278
Editas Medicine, Inc. (b)(c)	286	6,504
Eidos Therapeutics, Inc. (b)(c)	200	7,194
Elanco Animal Health, Inc. (b)	913	24,277
Eli Lilly & Co.	4,255	475,837
Emerson Electric Co.	4,357	291,309
Entercom Communications Corp. Class A (c)	2,549	8,514
EOG Resources, Inc.	4,458	330,873
Equity Residential REIT	2,186	188,564
Estee Lauder Cos., Inc. Class A	2,186	434,905
Exelon Corp.	4,357	210,487
Expedia Group, Inc.	146	19,624
Exxon Mobil Corp.	12,019	848,662
Facebook, Inc. Class A (b)	6,147	1,094,658
Fastenal Co.	4,371	142,801
Fate Therapeutics, Inc. (b)	477	7,408
FedEx Corp.	2,186	318,216
Ferguson PLC	1,750	128,184
See accompanying notes to financial statements.
54

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
FirstEnergy Corp.	4,357	$ 210,138
Flexion Therapeutics, Inc. (b)(c)	1,432	19,626
Fluent, Inc. (b)	1,700	4,649
Ford Motor Co.	17,433	159,686
Fortive Corp.	2,130	146,033
Forum Energy Technologies, Inc. (b)	2,194	3,401
Fox Corp. Class A	3,083	97,222
Franklin Financial Network, Inc.	477	14,410
Franklin Resources, Inc.	6,538	188,687
Freeport-McMoRan, Inc.	1,441	13,790
Frontier Communications Corp. (b)(c)	3,340	2,896
GCI Liberty, Inc. Class A (b)	548	34,014
General Dynamics Corp.	2,186	399,448
General Electric Co.	20,136	180,016
General Mills, Inc.	2,186	120,492
General Motors Co.	4,357	163,300
Geron Corp. (b)(c)	5,443	7,239
Gilead Sciences, Inc.	5,716	362,280
Gladstone Commercial Corp. REIT	7,900	185,650
Gogo, Inc. (b)(c)	3,885	23,427
Goldman Sachs Group, Inc.	2,186	453,005
Halliburton Co.	4,357	82,129
Hamilton Beach Brands Holding Co. Class A	668	10,802
HCP, Inc. REIT	6,538	232,949
Hershey Co.	2,186	338,808
Hess Corp.	2,186	132,209
Hewlett Packard Enterprise Co.	8,733	132,480
Home Depot, Inc.	4,606	1,068,684
Honeywell International, Inc.	4,520	764,784
Hooker Furniture Corp.	573	12,285
HP, Inc.	8,733	165,228
Illinois Tool Works, Inc.	3,263	510,627
ImmunoGen, Inc. (b)	4,187	10,133
Ingersoll-Rand PLC	3,986	491,115
Innovative Industrial Properties, Inc. REIT (c)	191	17,643
Inovio Pharmaceuticals, Inc. (b)(c)	4,104	8,413
Inspire Medical Systems, Inc. (b)	191	11,655
Insys Therapeutics, Inc. (b)	77	14
Intel Corp.	16,433	846,792
Intellia Therapeutics, Inc. (b)(c)	573	7,650
International Business Machines Corp.	3,527	512,896
Intra-Cellular Therapies, Inc. (b)(c)	859	6,417
See accompanying notes to financial statements.
55

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Intuit, Inc.	2,186	$ 581,345
Invitae Corp. (b)(c)	286	5,511
J.M. Smucker Co.	2,186	240,504
Johnson & Johnson	6,689	865,423
Johnson Controls International PLC	5,777	253,553
JPMorgan Chase & Co.	11,641	1,370,029
Juniper Networks, Inc.	4,357	107,836
KalVista Pharmaceuticals, Inc. (b)(c)	382	4,431
Karyopharm Therapeutics, Inc. (b)(c)	2,194	21,106
Kellogg Co.	2,186	140,669
Keysight Technologies, Inc. (b)	2,184	212,394
Kimberly-Clark Corp.	2,186	310,521
Kinder Morgan, Inc.	3,216	66,282
Kohl's Corp.	2,186	108,557
Kraft Heinz Co.	356	9,945
Krystal Biotech, Inc. (b)(c)	100	3,473
L Brands, Inc.	827	16,201
Lamb Weston Holdings, Inc.	1,447	105,226
Las Vegas Sands Corp.	2,186	126,263
Leidos Holdings, Inc.	547	46,976
Lockheed Martin Corp.	1,735	676,754
LogMeIn, Inc.	375	26,610
Lowe's Cos., Inc.	5,774	634,909
Lumber Liquidators Holdings, Inc. (b)(c)	764	7,541
LyondellBasell Industries NV Class A	2,146	192,003
MacroGenics, Inc. (b)	873	11,139
Macy's, Inc. (c)	3,872	60,171
Marathon Oil Corp.	6,538	80,221
Marathon Petroleum Corp.	4,371	265,538
Marsh & McLennan Cos., Inc.	4,357	435,918
Mastercard, Inc. Class A	1,163	315,836
MasterCraft Boat Holdings, Inc. (b)	573	8,552
Mattel, Inc. (b)(c)	437	4,977
McCormick & Co., Inc.	3,296	515,165
McDermott International, Inc. (b)(c)	1,142	2,307
McDonald's Corp.	2,186	469,356
McKesson Corp.	1,654	226,036
Medifast, Inc. (c)	164	16,995
Medtronic PLC	7,835	851,038
MeiraGTx Holdings PLC (b)(c)	400	6,380
Merchants Bancorp	573	9,477
Merck & Co., Inc.	8,689	731,440
See accompanying notes to financial statements.
56

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Meta Financial Group, Inc.	382	$ 12,457
MetLife, Inc.	6,453	304,323
MGP Ingredients, Inc. (c)	164	8,148
Micron Technology, Inc. (b)	484	20,739
Microsoft Corp.	24,615	3,422,223
Minerva Neurosciences, Inc. (b)	1,814	14,058
Mitek Systems, Inc. (b)	500	4,825
Mondelez International, Inc. Class A	2,186	120,930
Montage Resources Corp. (b)(c)	573	2,166
Morgan Stanley	6,538	278,976
Mosaic Co.	2,186	44,813
Nabors Industries, Ltd.	3,625	6,779
National Oilwell Varco, Inc.	1,048	22,218
Nektar Therapeutics (b)(c)	172	3,133
NetApp, Inc.	2,186	114,787
Netflix, Inc. (b)	933	249,689
New Senior Investment Group, Inc. REIT	4,295	28,691
Newmont Goldcorp Corp. (f)	2,186	82,893
Newmont Goldcorp Corp. (f)	1,014	38,370
News Corp. Class A	1,329	18,500
NexPoint Residential Trust, Inc. REIT	8,661	404,988
NextEra Energy, Inc.	2,186	509,316
NIKE, Inc. Class B	7,352	690,500
Noble Energy, Inc.	2,736	61,451
Norfolk Southern Corp.	2,186	392,737
Northern Oil and Gas, Inc. (b)(c)	2,958	5,798
Northrop Grumman Corp.	1,167	437,380
Novavax, Inc. (b)(c)	1,025	5,145
NOW, Inc. (b)	544	6,240
NVIDIA Corp.	1,402	244,046
Occidental Petroleum Corp.	4,997	222,217
Ocwen Financial Corp. (b)	8,494	15,969
Optinose, Inc. (b)(c)	1,432	10,024
Oracle Corp.	14,703	809,106
O'Reilly Automotive, Inc. (b)	909	362,246
Overstock.com, Inc. (b)	859	9,097
Parker-Hannifin Corp.	2,186	394,813
PayPal Holdings, Inc. (b)	6,212	643,501
Penn Virginia Corp. (b)	164	4,767
Pennsylvania Real Estate Investment Trust (c)	1,623	9,284
PepsiCo, Inc.	4,463	611,877
Perspecta, Inc.	401	10,474
See accompanying notes to financial statements.
57

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
PetMed Express, Inc. (c)	477	$ 8,596
Pfizer, Inc.	22,150	795,849
Philip Morris International, Inc.	4,357	330,827
Phillips 66	1,067	109,261
Pioneer Natural Resources Co.	1,481	186,265
PNC Financial Services Group, Inc.	2,186	306,390
Portola Pharmaceuticals, Inc. (b)(c)	191	5,123
PPL Corp.	6,538	205,882
Primo Water Corp. (b)(c)	1,623	19,930
Principia Biopharma, Inc. (b)(c)	286	8,077
Procter & Gamble Co.	4,708	585,581
Progenics Pharmaceuticals, Inc. (b)(c)	3,509	17,738
Prologis, Inc. REIT	6,589	561,515
Prudential Financial, Inc.	3,257	292,967
PTC Therapeutics, Inc. (b)	525	17,755
Public Service Enterprise Group, Inc.	4,357	270,483
Public Storage REIT	1,831	449,089
Puma Biotechnology, Inc. (b)(c)	1,400	15,071
QUALCOMM, Inc.	5,254	400,775
QuinStreet, Inc. (b)(c)	573	7,214
Qurate Retail, Inc. Class A (b)	4,357	44,942
Ra Pharmaceuticals, Inc. (b)	200	4,730
Radius Health, Inc. (b)(c)	477	12,283
Raytheon Co.	2,186	428,871
REGENXBIO, Inc. (b)	164	5,838
Republic First Bancorp, Inc. (b)	7,348	30,862
Resideo Technologies, Inc. (b)	727	10,432
Retail Opportunity Investments Corp. REIT	17,934	326,937
Revance Therapeutics, Inc. (b)	1,241	16,133
Rigel Pharmaceuticals, Inc. (b)	7,445	13,922
Ring Energy, Inc. (b)	2,864	4,697
Rockwell Medical, Inc. (b)(c)	2,482	6,850
Roku, Inc. (b)(c)	286	29,103
Rosetta Stone, Inc. (b)	400	6,960
Ross Stores, Inc.	3,940	432,809
salesforce.com, Inc. (b)	4,668	692,918
Sangamo Therapeutics, Inc. (b)(c)	668	6,045
Sarepta Therapeutics, Inc. (b)(c)	164	12,352
Schlumberger, Ltd.	6,562	224,224
Scholar Rock Holding Corp. (b)(c)	400	3,580
Seagate Technology PLC	2,186	117,585
Senseonics Holdings, Inc. (b)(c)	7,156	7,074
See accompanying notes to financial statements.
58

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Simon Property Group, Inc. REIT	2,186	$ 340,251
Skyline Champion Corp. (b)	477	14,353
Snap, Inc. Class A (b)(c)	300	4,740
Sorrento Therapeutics, Inc. (b)(c)	2,767	5,921
Southern Co.	2,186	135,029
Starbucks Corp.	8,611	761,385
State Street Corp. (g)	2,186	129,389
Stemline Therapeutics, Inc. (b)(c)	2,005	20,872
Sterling Bancorp, Inc.	2,005	19,569
Synchrony Financial	2,436	83,043
Sysco Corp.	4,357	345,946
Tabula Rasa HealthCare, Inc. (b)(c)	326	17,910
Tandem Diabetes Care, Inc. (b)	191	11,265
Tapestry, Inc.	2,186	56,945
Target Corp.	2,186	233,705
TechTarget, Inc. (b)	2,917	65,705
Tesla, Inc. (b)	326	78,524
TETRA Technologies, Inc. (b)	6,106	12,273
Texas Instruments, Inc.	6,612	854,535
Thermo Fisher Scientific, Inc.	2,916	849,343
TJX Cos., Inc.	8,610	479,921
TransEnterix, Inc. (b)	3,244	2,011
Travelers Cos., Inc.	2,186	325,036
Twist Bioscience Corp. (b)	573	13,683
Twitter, Inc. (b)	1,383	56,980
Tyson Foods, Inc. Class A	4,662	401,585
UMH Properties, Inc. REIT	12,461	175,451
Union Pacific Corp.	3,286	532,266
Unisys Corp. (b)(c)	1,132	8,411
United Financial Bancorp, Inc.	18,264	248,938
United Parcel Service, Inc. Class B	2,186	261,927
United Technologies Corp.	2,186	298,433
UnitedHealth Group, Inc.	4,013	872,105
Universal Corp.	164	8,989
US Bancorp	6,599	365,189
Valero Energy Corp.	4,357	371,391
Vanda Pharmaceuticals, Inc. (b)	704	9,349
Vector Group, Ltd. (c)	15,851	188,783
Verizon Communications, Inc.	7,452	449,803
Viacom, Inc. Class B	1,374	33,017
Viking Therapeutics, Inc. (b)(c)	764	5,256
Visa, Inc. Class A	7,529	1,295,063
See accompanying notes to financial statements.
59

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Vista Outdoor, Inc. (b)	1,050	$ 6,499
Wabtec Corp.	55	3,952
Walmart, Inc.	4,460	529,313
Walgreens Boots Alliance, Inc.	4,357	240,986
Walt Disney Co.	8,210	1,069,927
Waste Management, Inc.	4,317	496,455
Wells Fargo & Co.	17,273	871,250
Western Digital Corp.	2,707	161,445
Whitestone REIT	1,295	17,819
Williams Cos., Inc.	3,947	94,965
Yum! Brands, Inc.	2,186	247,958
ZIOPHARM Oncology, Inc. (b)(c)	5,991	25,641
Zoetis, Inc.	251	31,272
		92,081,796
TOTAL COMMON STOCKS (Cost $152,827,317)		166,769,853

RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
Gol Linhas Aereas Inteligentes SA (expiring 10/3/19) (b) (d) (Cost: $0)	60	1
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (h) (i)	480,359	480,407
State Street Navigator Securities Lending Portfolio III (g) (j)	4,245,094	4,245,094
TOTAL SHORT-TERM INVESTMENTS (Cost $4,725,498)		4,725,501
TOTAL INVESTMENTS — 102.1% (Cost $157,552,815)		171,495,355
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(3,608,601)
NET ASSETS — 100.0%		$ 167,886,754

See accompanying notes to financial statements.
60

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2019.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $37,588, representing less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2019.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$166,640,802	$129,051	$—	$166,769,853
Rights	—	1	—	1
Short-Term Investments	4,725,501	—	—	4,725,501
TOTAL INVESTMENTS	$171,366,303	$129,052	$—	$171,495,355
See accompanying notes to financial statements.
61

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Corp.	1,348	$ 112,935	$ 77,024	$ 20,977	$(1,952)	$(37,641)	2,186	$ 129,389	$ 4,415
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	1,305,686	825,267	(15)	3	480,359	480,407	906
State Street Institutional U.S. Government Money Market Fund, Class G Shares	293,349	293,349	7,434,889	7,728,238	—	—	—	—	5,644
State Street Navigator Securities Lending Government Money Market Portfolio	1,503,297	1,503,297	9,599,009	11,102,306	—	—	—	—	33,513
State Street Navigator Securities Lending Portfolio III	—	—	14,263,720	10,018,626	—	—	4,245,094	4,245,094	37,655
Total		$1,909,581	$32,680,328	$29,695,414	$(1,967)	$(37,638)		$4,854,890	$82,133
See accompanying notes to financial statements.
62

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 0.5%
BHP Group PLC	38,716	$ 826,523
AUSTRIA — 0.6%
Agrana Beteiligungs AG	214	3,952
ams AG (a)	1,445	64,298
ANDRITZ AG	1,289	52,698
AT&S Austria Technologie & Systemtechnik AG	455	7,818
BAWAG Group AG (b)	879	34,613
CA Immobilien Anlagen AG	1,036	36,764
DO & Co. AG	119	10,963
Erste Group Bank AG	5,418	179,209
EVN AG	608	10,698
FACC AG	369	4,333
Flughafen Wien AG	155	6,480
IMMOFINANZ AG	1,686	46,963
Lenzing AG	240	23,117
Mayr Melnhof Karton AG	156	18,776
Oberbank AG	245	25,481
Oesterreichische Post AG	576	20,220
OMV AG	2,582	138,605
Palfinger AG	235	6,187
Porr AG	213	4,389
Raiffeisen Bank International AG	2,452	56,912
S IMMO AG	747	17,183
S&T AG	878	17,469
Schoeller-Bleckmann Oilfield Equipment AG	193	11,467
Strabag SE	268	8,605
Telekom Austria AG	2,475	17,997
UNIQA Insurance Group AG	2,106	19,022
Verbund AG	1,195	65,400
Vienna Insurance Group AG Wiener Versicherung Gruppe	695	18,109
Voestalpine AG	2,044	46,974
Wienerberger AG	2,105	51,267
Zumtobel Group AG (a)	496	3,731
		1,029,700
BELGIUM — 2.0%
Ackermans & van Haaren NV	406	61,701
Aedifica SA REIT	445	51,522
Ageas	3,400	188,596
AGFA-Gevaert NV (a)	2,692	11,047
See accompanying notes to financial statements.
63

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Anheuser-Busch InBev SA	15,367	$ 1,464,556
Ascencio	94	5,800
Banque Nationale de Belgique	4	9,725
Barco NV	193	38,126
Befimmo SA REIT	365	22,443
Bekaert SA	649	18,623
Biocartis NV (a)(b)	833	5,630
bpost SA	1,772	18,588
Brederode SA	222	16,990
Care Property Invest NV	369	11,143
Cie d'Entreprises CFE	126	11,607
Cie du Bois Sauvage SA	15	6,051
Cofinimmo SA REIT	442	62,257
Colruyt SA	1,061	58,159
D'ieteren SA	425	23,051
Econocom Group SA	2,520	6,313
Elia System Operator SA	608	49,713
Euronav NV	3,704	33,759
EVS Broadcast Equipment SA	244	5,985
Fagron	832	14,749
Financiere de Tubize SA	384	24,448
Galapagos NV (a)	781	119,032
Gimv NV	337	20,354
Groupe Bruxelles Lambert SA	1,460	140,228
Intervest Offices & Warehouses NV REIT	414	11,893
Ion Beam Applications (a)	433	7,449
KBC Ancora	675	30,009
KBC Group NV	4,713	306,334
Kinepolis Group NV	265	16,294
Lotus Bakeries NV	6	16,876
Melexis NV (c)	339	23,487
Mithra Pharmaceuticals SA (a)(c)	280	9,072
Montea CVA	230	19,483
Ontex Group NV	1,192	21,455
Orange Belgium SA	511	10,551
Proximus SADP	2,844	84,489
Recticel SA	728	6,183
Retail Estates NV REIT	190	17,752
Shurgard Self Storage SA	455	14,509
Sipef NV (c)	109	5,122
Sofina SA	282	62,717
Solvay SA	1,328	137,540
See accompanying notes to financial statements.
64

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Telenet Group Holding NV	789	$ 37,245
Tessenderlo Group SA (a)	424	13,405
UCB SA	2,288	166,126
Umicore SA (c)	3,678	138,858
VGP NV	138	12,608
Warehouses De Pauw CVA REIT	318	58,382
Xior Student Housing NV REIT	212	11,498
		3,739,533
CHILE — 0.0% (d)
Antofagasta PLC	7,018	77,748
CHINA — 0.6%
Alcon, Inc. (a)	9,001	525,355
Prosus NV (a)	6,849	502,888
		1,028,243
CYPRUS — 0.0% (d)
Bank of Cyprus Holdings PLC (a)	6,920	10,652
DENMARK — 2.7%
ALK-Abello A/S (a)	120	24,688
Alm Brand A/S	1,224	9,624
Ambu A/S Class B	3,041	50,398
AP Moller - Maersk A/S Class A	57	60,841
AP Moller - Maersk A/S Class B	126	142,511
Bang & Olufsen A/S (a)	622	3,637
Bavarian Nordic A/S (a)(c)	551	14,836
Carlsberg A/S Class B	1,912	282,673
Chr. Hansen Holding A/S	1,862	158,072
Coloplast A/S Class B	2,099	252,853
D/S Norden A/S	485	6,614
Danske Bank A/S	12,403	172,737
Demant A/S (a)(c)	1,699	43,526
Dfds A/S	620	22,506
Drilling Co. of 1972 A/S (a)	372	20,869
DSV A/S	3,983	379,076
FLSmidth & Co. A/S	742	32,308
Genmab A/S (a)	1,176	238,770
GN Store Nord A/S	2,356	95,670
H Lundbeck A/S	1,118	37,090
ISS A/S	2,853	70,611
Jyske Bank A/S (a)	1,074	34,705
Matas A/S	693	5,110
See accompanying notes to financial statements.
65

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Netcompany Group A/S (a)(b)	812	$ 32,392
Nilfisk Holding A/S (a)	315	7,304
NKT A/S (a)(c)	466	9,043
Novo Nordisk A/S Class B	31,255	1,607,121
Novozymes A/S Class B	3,909	164,384
Orsted A/S (b)	3,069	285,276
Pandora A/S	1,810	72,653
Per Aarsleff Holding A/S	343	11,119
Ringkjoebing Landbobank A/S	537	33,717
Rockwool International A/S Class A	78	15,091
Rockwool International A/S Class B	162	32,407
Royal Unibrew A/S	770	63,502
Scandinavian Tobacco Group A/S Class A (b)	1,146	13,412
Schouw & Co. A/S	231	16,150
SimCorp A/S	733	64,378
Spar Nord Bank A/S	1,551	13,973
Sydbank A/S	1,117	19,702
Topdanmark A/S	869	41,949
Tryg A/S	2,187	62,686
Vestas Wind Systems A/S	3,599	279,468
Zealand Pharma A/S (a)	537	13,675
		5,019,127
EGYPT — 0.0% (d)
Centamin PLC	20,918	32,402
FAEROE ISLANDS — 0.0% (d)
Bakkafrost P/F	720	42,554
FINLAND — 2.0%
Afarak Group Oyj (a)	3,891	2,702
Aktia Bank Oyj	1,146	10,520
Alma Media Oyj	611	4,663
Altia Oyj	417	3,405
Asiakastieto Group Oyj (b)	381	11,090
Aspo Oyj	470	4,273
BasWare Oyj (a)	245	5,876
Bittium Oyj	646	4,564
CapMan Oyj Class B	2,774	5,867
Cargotec Oyj	725	23,332
Caverion Oyj	1,623	9,979
Citycon Oyj	1,656	17,377
Cramo Oyj	809	8,661
Elisa Oyj	2,724	140,467
See accompanying notes to financial statements.
66

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Finnair Oyj	1,025	$ 7,168
Fiskars Oyj Abp	901	12,200
Fortum Oyj	7,915	187,162
F-Secure Oyj (a)	1,788	5,438
Hoivatilat Oyj	392	5,363
Huhtamaki Oyj	1,733	69,111
Kemira Oyj	1,905	28,037
Kesko Oyj Class A	376	21,726
Kesko Oyj Class B	1,236	78,100
Kojamo Oyj	2,898	47,454
Kone Oyj Class B	7,490	426,571
Konecranes Oyj	1,180	37,847
Lassila & Tikanoja Oyj	658	9,727
Metsa Board Oyj	3,630	21,588
Metso Oyj	2,316	86,528
Neste Oyj (c)	7,757	256,829
Nokia Oyj	103,834	526,379
Nokian Renkaat Oyj	2,386	67,319
Nordea Bank Abp	58,836	417,746
Olvi Oyj Class A	291	12,103
Oriola Oyj Class B	2,028	4,621
Orion Oyj Class A	583	21,610
Orion Oyj Class B	1,890	70,510
Outokumpu Oyj (c)	5,900	15,547
Outotec Oyj (a)	2,820	16,540
Ponsse Oyj	193	5,912
QT Group Oyj (a)	337	5,144
Raisio Oyj Class V	2,278	8,096
Revenio Group Oyj	478	10,110
Rovio Entertainment Oyj (b)	874	3,903
Sampo Oyj Class A	9,219	366,644
Sanoma Oyj	1,478	16,500
Stora Enso Oyj Class A	482	6,700
Stora Enso Oyj Class R	11,081	133,550
Terveystalo Oyj (b)	1,429	13,990
Tieto Oyj	1,008	25,825
Tikkurila Oyj	654	9,654
Tokmanni Group Corp.	874	9,719
UPM-Kymmene Oyj	9,658	285,551
Uponor Oyj	998	10,619
Vaisala Oyj Class A	487	13,459
Valmet Oyj	2,410	46,794
See accompanying notes to financial statements.
67

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Wartsila OYJ Abp	8,815	$ 98,744
YIT Oyj (c)	3,105	17,873
		3,794,787
FRANCE — 16.2%
Accor SA	3,442	143,532
Adevinta ASA Class A (a)	1,439	16,693
Adevinta ASA Class B (a)	2,614	30,266
Aeroports de Paris	506	90,028
Air France-KLM (a)	4,203	43,997
Air Liquide SA	7,842	1,116,545
Airbus SE	10,474	1,361,115
ALD SA (b)	1,476	21,080
Alstom SA	2,926	121,313
Altarea SCA	65	13,393
Alten SA	523	59,754
Altran Technologies SA	4,099	64,394
Amundi SA (b)	1,095	76,401
Arkema SA	1,300	121,204
Atos SE	1,750	123,400
AXA SA	37,941	969,141
BioMerieux	771	63,797
BNP Paribas SA	21,103	1,027,700
Bollore SA	16,564	68,657
Bouygues SA	5,272	211,222
Bureau Veritas SA	5,269	126,948
Caisse Regionale de Credit Agricole Mutuel de Paris et d'Ile-de-France	42	4,648
Capgemini SE	3,092	364,394
Carmila SA	1,139	19,893
Carrefour SA	10,449	182,947
Casino Guichard Perrachon SA (c)	947	45,210
CGG SA (a)	12,847	28,824
Christian Dior SE	84	39,763
Cie de Saint-Gobain	10,096	396,240
Cie Generale des Etablissements Michelin SCA	3,325	371,191
Cie Plastic Omnium SA	1,115	30,584
CNP Assurances	2,704	52,266
Coface SA (a)	1,577	17,915
Covivio REIT	976	103,318
Covivio Hotels SACA REIT	1,268	37,739
Credit Agricole SA	22,812	277,048
Danone SA	11,799	1,039,609
Dassault Aviation SA	42	59,433
See accompanying notes to financial statements.
68

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Dassault Systemes SE	2,602	$ 370,899
Edenred	4,403	211,351
Eiffage SA	1,773	183,860
Electricite de France SA	8,999	100,756
Elior Group SA (b)	1,823	24,227
Elis SA	3,513	62,121
Engie SA	34,244	559,245
EssilorLuxottica SA	5,434	783,468
Eurazeo SE	795	59,153
Europcar Mobility Group (b)	2,074	11,509
Eutelsat Communications SA	2,781	51,769
Faurecia SE	1,340	63,577
Financiere de L'Odet SA	11	9,834
Gaztransport Et Technigaz SA	400	39,618
Gecina SA REIT	862	135,512
Genfit (a)	640	10,264
Getlink SE	7,910	118,832
Groupe Fnac SA (a)	312	19,728
Hermes International	648	447,889
ICADE REIT	508	45,441
Iliad SA	513	48,220
Imerys SA	590	23,722
Ingenico Group SA	1,093	106,647
Interparfums SA	236	10,111
Ipsen SA	661	62,766
IPSOS	720	20,526
JCDecaux SA	1,361	36,857
Kaufman & Broad SA	311	12,389
Kering SA	1,370	698,320
Klepierre SA REIT	4,381	148,825
Korian SA	858	35,283
Lagardere SCA	1,888	41,783
Legrand SA	4,942	352,791
L'Oreal SA	4,495	1,258,925
LVMH Moet Hennessy Louis Vuitton SE	4,875	1,938,014
Maisons du Monde SA (b)	819	12,947
Mercialys SA REIT	1,213	16,133
Metropole Television SA	1,016	16,670
Natixis SA	16,752	69,491
Neoen SA (a)(b)	563	14,976
Neopost SA	625	12,946
Nexans SA	500	18,457
See accompanying notes to financial statements.
69

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Nexity SA	746	$ 35,524
Orange SA	37,706	591,736
Orpea	870	106,324
Pernod Ricard SA	3,741	666,417
Peugeot SA	10,366	258,567
Publicis Groupe SA	4,048	199,120
Remy Cointreau SA	387	51,388
Renault SA	3,745	215,000
Rexel SA	5,503	58,902
Robertet SA	23	18,405
Rothschild & Co.	710	20,357
Rubis SCA	1,717	99,771
Safran SA	6,608	1,040,624
Sanofi	20,675	1,917,242
Sartorius Stedim Biotech	429	60,052
Schneider Electric SE	10,071	883,842
SCOR SE	3,090	127,641
SEB SA	439	66,669
SMCP SA (a)(b)	648	9,000
Societe BIC SA	459	30,825
Societe Fonciere Lyonnaise SA REIT	154	11,316
Societe Generale SA	15,735	431,259
Sodexo SA	1,542	173,152
SOITEC (a)	372	36,784
Somfy SA	168	15,202
Sopra Steria Group	299	37,258
SPIE SA	2,319	46,443
Suez	6,968	109,580
Teleperformance	1,060	229,851
Television Francaise 1	2,147	18,854
Thales SA	1,918	220,601
Tikehau Capital SCA	802	17,662
TOTAL SA	48,586	2,536,394
Trigano SA	147	11,819
Ubisoft Entertainment SA (a)	1,680	121,504
Unibail-Rodamco-Westfield REIT	2,557	372,847
Valeo SA	4,045	131,193
Vallourec SA (a)	5,874	15,548
Veolia Environnement SA	10,239	259,641
Vicat SA	320	13,885
Vinci SA	10,133	1,091,664
Vivendi SA	16,162	443,667
See accompanying notes to financial statements.
70

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Wendel SA	501	$ 69,148
Worldline SA (a)(b)	1,513	95,504
		30,175,636
GERMANY — 12.7%
1&1 Drillisch AG	796	24,819
Aareal Bank AG	1,083	32,929
adidas AG	3,371	1,049,782
ADLER Real Estate AG	648	8,167
ADO Properties SA (b)	495	20,399
AIXTRON SE (a)	2,043	20,847
Allianz SE	7,743	1,805,197
alstria office REIT-AG	2,866	49,180
Amadeus Fire AG	94	10,391
Aroundtown SA	16,185	132,407
Aurubis AG	610	27,193
Axel Springer SE	98	6,763
BASF SE	16,794	1,173,961
Bayer AG	17,043	1,201,958
Bayerische Motoren Werke AG	5,913	416,370
Bayerische Motoren Werke AG Preference Shares	1,016	56,434
Beiersdorf AG	1,778	209,732
Bilfinger SE	729	21,299
Borussia Dortmund GmbH & Co. KGaA	1,012	10,183
Brenntag AG	2,796	135,340
CANCOM SE	567	30,598
Carl Zeiss Meditec AG	662	75,491
CECONOMY AG (a)	3,046	16,494
Commerzbank AG	17,992	104,390
CompuGroup Medical SE	398	23,951
Continental AG	1,954	250,730
Covestro AG (b)	3,062	151,554
CTS Eventim AG & Co. KGaA	987	55,631
Daimler AG	15,399	765,868
Delivery Hero SE (a)(b)	2,212	98,294
Deutsche Bank AG	37,400	280,155
Deutsche Boerse AG	3,499	547,015
Deutsche EuroShop AG	904	25,506
Deutsche Lufthansa AG	4,300	68,349
Deutsche Pfandbriefbank AG (b)	2,433	29,681
Deutsche Post AG	18,077	603,938
Deutsche Telekom AG	59,353	996,094
Deutsche Wohnen SE	6,061	221,292
See accompanying notes to financial statements.
71

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Deutz AG	2,187	$ 12,684
DMG Mori AG	342	15,846
Duerr AG	889	23,076
DWS Group GmbH & Co. KGaA (b)	561	16,587
E.ON SE	40,624	395,007
Encavis AG	1,745	16,170
Evonik Industries AG	3,012	74,375
Evotec SE (a)	2,207	49,132
Fielmann AG	431	31,740
Fraport AG Frankfurt Airport Services Worldwide	671	56,927
Freenet AG	2,317	47,716
Fresenius Medical Care AG & Co. KGaA	3,799	255,541
Fresenius SE & Co. KGaA	7,594	355,127
Fuchs Petrolub SE Preference Shares	1,258	47,261
Fuchs Petrolub SE	575	20,906
GEA Group AG	2,678	72,317
Gerresheimer AG	511	36,657
Grand City Properties SA	1,871	42,101
GRENKE AG	497	40,962
Hamborner REIT AG	1,263	13,191
Hannover Rueck SE	1,086	183,632
HeidelbergCement AG	2,674	193,336
Hella GmbH & Co. KGaA	804	35,955
HelloFresh SE (a)	2,529	38,379
Henkel AG & Co. KGaA Preference Shares	3,224	319,144
Henkel AG & Co. KGaA	1,824	167,036
HOCHTIEF AG	404	46,070
HUGO BOSS AG	1,145	61,353
Hypoport AG (a)	77	19,182
Indus Holding AG	331	13,532
Infineon Technologies AG	23,055	415,022
Innogy SE (b)	1,083	52,729
Instone Real Estate Group AG (a)(b)	669	13,945
Jenoptik AG	922	22,857
Jungheinrich AG Preference Shares	869	18,739
K+S AG	3,464	48,018
KION Group AG	1,175	61,808
Kloeckner & Co. SE	1,349	8,184
Knorr-Bremse AG	870	81,796
Koenig & Bauer AG	253	9,891
Krones AG	277	16,745
KWS SAA t SE & Co. KGaA	180	11,833
See accompanying notes to financial statements.
72

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Lanxess AG	1,416	$ 86,448
LEG Immobilien AG	1,143	130,840
Leoni AG (a)	591	7,458
MAN SE	136	6,797
Merck KGaA	2,339	263,540
METRO AG	3,040	47,990
MorphoSys AG (a)	576	63,486
MTU Aero Engines AG	941	250,109
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,650	685,856
Nemetschek SE	981	50,073
New Work SE	51	13,900
Nordex SE (a)	1,130	12,319
Norma Group SE	577	20,016
OSRAM Licht AG	1,753	77,114
PATRIZIA Immobilien AG	805	14,963
Pfeiffer Vacuum Technology AG	89	12,090
Porsche Automobil Holding SE Preference Shares	2,771	180,350
ProSiebenSat.1 Media SE	3,902	53,770
Puma SE	1,522	117,809
Rational AG	60	43,041
Rheinmetall AG	788	99,696
RIB Software SE	615	14,268
Rocket Internet SE (a)(b)	1,404	36,276
RWE AG	10,470	327,479
Salzgitter AG	691	11,601
SAP SE	19,840	2,333,397
Sartorius AG Preference Shares	618	112,785
Schaeffler AG Preference Shares	3,004	23,069
Scout24 AG (b)	1,826	104,114
Siemens AG	14,586	1,562,338
Siemens Healthineers AG (b)	2,714	106,798
Siltronic AG	376	28,571
Sixt SE	229	21,957
Sixt SE Preference Shares	300	19,722
Software AG	887	24,378
Stabilus SA	447	21,881
Stroeer SE & Co. KGaA	463	35,258
Suedzucker AG	1,214	18,675
Symrise AG	2,309	224,440
TAG Immobilien AG	2,651	60,519
Takkt AG	591	7,835
Talanx AG	959	41,444
See accompanying notes to financial statements.
73

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Telefonica Deutschland Holding AG	16,568	$ 46,204
Thyssenkrupp AG	8,907	123,371
TLG Immobilien AG	1,169	31,797
TRATON SE (a)	1,040	27,722
TUI AG	7,979	92,996
Uniper SE	2,988	98,019
United Internet AG	2,226	79,429
Volkswagen AG	576	99,029
Volkswagen AG Preference Shares	3,370	573,360
Vonovia SE	9,333	473,639
Wacker Chemie AG	316	20,774
Wacker Neuson SE	533	9,297
Washtec AG	236	12,157
Wirecard AG	2,125	339,972
Zalando SE (a)(b)	2,671	121,951
zooplus AG (a)	116	13,810
		23,758,888
GREECE — 0.0% (d)
Energean Oil & Gas PLC (a)	1,911	22,066
INDIA — 0.0% (d)
Rhi Magnesita NV	488	24,415
IRELAND — 0.8%
AIB Group PLC	14,185	42,125
Bank of Ireland Group PLC	16,799	66,664
C&C Group PLC	5,804	26,259
Cairn Homes PLC	13,556	16,464
COSMO Pharmaceuticals NV (a)	120	9,471
CRH PLC	14,671	505,261
Dalata Hotel Group PLC	3,341	17,765
Flutter Entertainment PLC	1,451	135,662
Glanbia PLC	3,669	45,599
Green REIT PLC	11,274	23,427
Greencore Group PLC	8,070	22,475
Hibernia REIT PLC	12,510	20,049
Kerry Group PLC Class A	2,774	324,498
Kingspan Group PLC	2,815	137,487
Smurfit Kappa Group PLC	4,003	119,139
UDG Healthcare PLC	4,646	42,968
		1,555,313
See accompanying notes to financial statements.
74

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
ITALY — 3.7%
A2A SpA	28,346	$ 52,040
ACEA SpA	796	15,898
Amplifon SpA	2,256	55,339
Anima Holding SpA (b)	5,049	19,243
Arnoldo Mondadori Editore SpA (a)	2,209	3,892
Ascopiave SpA	1,190	5,027
Assicurazioni Generali SpA	23,577	457,011
ASTM SpA	608	19,448
Atlantia SpA	8,450	204,418
Autogrill SpA	2,297	22,250
Avio SpA	304	3,944
Azimut Holding SpA	1,961	36,814
Banca Farmafactoring SpA (b)	2,072	10,809
Banca Generali SpA	1,054	32,519
Banca IFIS SpA	485	8,095
Banca Mediolanum SpA	3,956	29,715
Banca Monte dei Paschi di Siena SpA (a)(c)	6,551	10,913
Banca Popolare di Sondrio SCPA	8,204	15,026
Banco BPM SpA (a)	27,418	56,016
BPER Banca	6,604	25,530
Brembo SpA (c)	2,809	27,378
Brunello Cucinelli SpA	603	18,788
Buzzi Unicem SpA	737	10,670
Buzzi Unicem SpA	1,229	28,191
Cairo Communication SpA	1,208	3,095
Carel Industries SpA (b)	728	10,778
Cementir Holding SpA	828	5,552
Cerved Group SpA	3,534	30,822
CIR-Compagnie Industriali Riunite SpA	3,588	3,638
Credito Emiliano SpA	1,349	7,272
Credito Valtellinese SpA (a)	120,047	8,180
Danieli & C Officine Meccaniche SpA	660	7,080
Datalogic SpA	226	3,245
Davide Campari-Milano SpA	8,631	78,005
De' Longhi SpA	1,164	21,954
DiaSorin SpA	471	54,789
doValue SpA (b)	722	8,013
Enav SpA (b)	4,580	25,864
Enel SpA	142,118	1,061,474
Eni SpA	46,629	713,417
ERG SpA	1,019	20,552
See accompanying notes to financial statements.
75

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Falck Renewables SpA	2,109	$ 8,930
Ferrari NV	2,414	372,523
Fila SpA	458	6,841
Fincantieri SpA	8,821	9,367
FinecoBank Banca Fineco SpA	11,019	116,669
Gima TT SpA (b)	635	5,061
Gruppo MutuiOnline SpA	448	8,059
Guala Closures SpA (a)	1,028	7,307
Hera SpA	14,105	57,911
Illimity Bank SpA (a)	1,076	10,493
IMA Industria Macchine Automatiche SpA	307	21,487
Immobiliare Grande Distribuzione SIIQ SpA REIT	979	5,998
Infrastrutture Wireless Italiane SpA (b)	4,336	45,002
Interpump Group SpA	1,547	48,910
Intesa Sanpaolo SpA	299,652	710,694
Iren SpA	11,832	34,518
Italgas SpA	8,852	57,150
Italmobiliare SpA	390	8,929
Juventus Football Club SpA (a)	4,782	6,986
Leonardo SpA	7,302	85,895
Maire Tecnimont SpA (c)	2,913	7,330
MARR SpA	597	13,082
Mediaset SpA (a)	5,776	17,014
Mediobanca Banca di Credito Finanziario SpA	11,433	124,892
Moncler SpA	3,484	124,203
OVS SpA (a)(b)	3,173	5,891
Piaggio & C SpA	3,235	9,572
Pirelli & C SpA (b)	6,902	40,843
Poste Italiane SpA (b)	8,447	96,049
Prysmian SpA	4,852	104,206
RAI Way SpA (b)	1,724	10,018
Recordati SpA	1,823	78,225
Reply SpA	372	21,839
Saipem SpA (a)	10,411	47,125
Salini Impregilo SpA (a)	2,254	4,920
Salvatore Ferragamo SpA	887	16,396
Saras SpA	10,322	17,667
Snam SpA	37,817	191,051
Societa Cattolica di Assicurazioni SC	3,154	26,837
Societa Iniziative Autostradali e Servizi SpA	1,210	21,119
SOL SpA	657	7,635
Tamburi Investment Partners SpA	2,231	15,104
See accompanying notes to financial statements.
76

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Technogym SpA (b)	2,009	$ 22,340
Telecom Italia SpA (a)(e)	182,040	103,894
Telecom Italia SpA (e)	109,077	59,648
Terna Rete Elettrica Nazionale SpA	25,515	163,950
Tod's SpA	226	11,112
UniCredit SpA	41,125	485,109
Unione di Banche Italiane SpA	16,886	47,422
Unipol Gruppo Finanziario SpA	7,834	41,729
UnipolSai Assicurazioni SpA	10,605	28,210
		6,825,866
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	2,551	69,159
KAZAKHSTAN — 0.0% (d)
KAZ Minerals PLC	4,685	25,016
LIECHTENSTEIN — 0.0% (d)
Liechtensteinische Landesbank AG	204	12,889
LUXEMBOURG — 0.3%
APERAM SA	923	22,480
ArcelorMittal	11,580	162,932
B&S Group Sarl (b)	452	5,913
Eurofins Scientific SE	206	95,761
Kernel Holding SA	891	9,779
RTL Group SA	696	33,477
SES SA	6,939	126,523
Tenaris SA	8,449	89,661
		546,526
MALTA — 0.0% (d)
Catena Media PLC (a)	905	4,263
Kindred Group PLC	4,164	24,352
		28,615
MEXICO — 0.0% (d)
Fresnillo PLC	3,335	28,094
NETHERLANDS — 6.6%
Aalberts NV	1,735	68,775
ABN AMRO Bank NV (b)	8,522	150,277
Adyen NV (a)(b)	417	274,768
Aegon NV	32,871	136,786
Akzo Nobel NV	3,868	344,900
Altice Europe NV (a)	10,381	54,323
See accompanying notes to financial statements.
77

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
AMG Advanced Metallurgical Group NV	568	$ 13,685
Arcadis NV	1,343	25,095
Argenx SE (a)(c)	690	78,308
ASM International NV	879	80,956
ASML Holding NV	7,763	1,923,267
ASR Nederland NV	2,551	94,196
Basic-Fit NV (a)(b)	620	19,433
BE Semiconductor Industries NV	1,375	43,067
Boskalis Westminster	1,463	30,528
Corbion NV	1,072	31,134
Euronext NV (b)	964	78,874
EXOR NV	2,050	137,402
Flow Traders (b)	654	17,126
GrandVision NV (b)	1,072	32,116
Heineken Holding NV	1,813	180,556
Heineken NV	4,383	473,821
IMCD NV	952	70,419
ING Groep NV	71,499	748,614
Intertrust NV (b)	1,634	31,958
Koninklijke Ahold Delhaize NV	20,329	508,744
Koninklijke BAM Groep NV	4,775	11,931
Koninklijke DSM NV	3,349	403,079
Koninklijke KPN NV	63,824	199,071
Koninklijke Philips NV	16,599	769,090
Koninklijke Vopak NV	1,199	61,645
NN Group NV	6,153	218,278
OCI NV (a)	1,513	35,728
Randstad NV (c)	2,149	105,639
Royal Dutch Shell PLC Class B	68,298	2,016,560
Royal Dutch Shell PLC Class A	78,430	2,300,068
SBM Offshore NV	2,963	49,261
Signify NV (b)	1,975	54,324
Takeaway.com NV (a)(b)	716	57,139
TKH Group NV	730	36,418
TomTom NV	1,339	15,036
Wereldhave NV REIT	619	13,767
Wolters Kluwer NV	5,168	377,375
		12,373,537
NORWAY — 1.4%
ABG Sundal Collier Holding ASA	7,811	2,919
AF Gruppen ASA	996	19,841
Akastor ASA (a)	2,539	3,029
See accompanying notes to financial statements.
78

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Aker ASA Class A	444	$ 23,651
Aker BP ASA	1,955	52,372
Aker Solutions ASA (a)	2,613	7,069
American Shipping Co. ASA	888	3,235
Arcus ASA (b)	591	2,394
Arendals Fossekompani A/S	9	2,437
Atea ASA	1,486	19,135
Austevoll Seafood ASA	1,631	15,483
Axactor SE (a)	2,104	3,983
B2Holding ASA (c)	5,228	3,588
Bonheur ASA	388	8,541
Borregaard ASA	1,714	18,298
Bouvet ASA	166	5,518
BW Offshore, Ltd. (a)	1,676	11,584
Crayon Group Holding ASA (a)(b)	587	2,442
Data Respons ASA	1,334	4,522
DNB ASA	16,372	288,755
DNO ASA	11,679	16,864
Elkem ASA (b)	4,397	10,714
Entra ASA (b)	2,562	40,209
Equinor ASA	20,342	387,432
Europris ASA (b)	3,021	8,365
Evry A/S (b)	2,714	10,021
Fjord1 ASA (b)	737	3,001
Fjordkraft Holding ASA (b)	1,322	7,653
Frontline, Ltd. (a)	1,497	13,634
Gjensidige Forsikring ASA	3,416	67,805
Grieg Seafood ASA	895	10,954
Hexagon Composites ASA (a)	1,992	6,490
Hoegh LNG Holdings, Ltd.	781	3,120
IDEX ASA (a)	9,778	1,586
Kitron ASA	3,024	3,082
Komplett Bank ASA (a)	2,462	2,791
Kongsberg Gruppen ASA	1,629	23,397
Kvaerner ASA	2,098	2,690
Leroy Seafood Group ASA	5,100	31,018
Magseis Fairfield ASA (a)	2,745	3,142
Medistim ASA	208	3,892
Mowi ASA	7,936	183,334
MPC Container Ships A/S (a)	972	2,471
Multiconsult ASA (b)	382	2,413
NEL ASA (a)	22,029	20,184
See accompanying notes to financial statements.
79

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Nordic Nanovector ASA (a)(c)	894	$ 2,877
Nordic Semiconductor ASA (a)	2,937	16,486
Norsk Hydro ASA	24,613	86,685
Norway Royal Salmon ASA	427	9,202
Norwegian Air Shuttle ASA (a)	2,047	8,111
Norwegian Energy Co. ASA (a)	412	9,976
Norwegian Finans Holding ASA (a)	2,789	23,559
Norwegian Property ASA	2,959	4,136
NRC Group ASA (a)	705	4,283
Ocean Yield ASA	1,106	6,232
Odfjell Drilling, Ltd. (a)	1,715	5,391
Olav Thon Eiendomsselskap ASA	541	8,598
Orkla ASA	14,608	133,058
Otello Corp. ASA (a)	2,190	3,803
Pareto Bank ASA	746	3,079
Petroleum Geo-Services ASA (a)	6,127	8,348
Protector Forsikring ASA (a)	1,256	6,221
Salmar ASA	975	42,816
Sandnes Sparebank	353	2,389
Sbanken ASA (b)	1,450	10,485
Scatec Solar ASA (b)	1,506	19,376
Schibsted ASA Class A	1,444	42,767
Schibsted ASA Class B	1,831	51,388
Self Storage Group ASA (a)	1,149	2,782
Selvaag Bolig ASA	789	4,472
SpareBank 1 B.V.	697	2,869
SpareBank 1 Nord Norge	1,817	13,579
Sparebank 1 Oestlandet	794	7,297
SpareBank 1 SMN	2,349	25,465
SpareBank 1 SR-Bank ASA	3,317	36,197
Sparebanken More	149	5,067
Sparebanken Vest	807	4,921
Stolt-Nielsen, Ltd.	432	4,973
Storebrand ASA	8,465	53,514
Telenor ASA	11,733	235,733
TGS Nopec Geophysical Co. ASA	2,148	54,587
Tomra Systems ASA	1,973	52,767
Veidekke ASA	1,981	22,261
Wallenius Wilhelmsen ASA	1,865	4,335
Wilh Wilhelmsen Holding ASA Class A	249	3,892
Wilh Wilhelmsen Holding ASA Class B	173	2,723
XXL ASA (a)(b)	1,944	4,848
See accompanying notes to financial statements.
80

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Yara International ASA	3,144	$ 135,574
		2,552,180
POLAND — 0.7%
11 bit studios SA (a)	36	3,542
AB SA (a)	237	1,162
Ac SA	153	1,527
Agora SA	648	1,568
Alior Bank SA (a)	1,609	15,580
Altus Towarzystwo Funduszy Inwestycyjnych SA (a)	471	196
Alumetal SA	188	1,604
Ambra SA	177	742
Amica SA	92	2,588
Apator SA	461	2,576
Asseco Business Solutions SA	324	2,214
Asseco Poland SA	1,356	17,266
Asseco South Eastern Europe SA	460	2,283
Atal SA	118	1,030
Atrium European Real Estate, Ltd.	2,727	10,881
Auto Partner SA	1,188	1,289
Bank Handlowy w Warszawie SA	591	7,592
Bank Millennium SA (a)	10,954	15,615
Bank Ochrony Srodowiska SA (a)	612	1,041
Bank Polska Kasa Opieki SA	2,894	73,917
Benefit Systems SA (a)	26	4,540
Bioton SA (a)	685	724
BNP PARIBAS BANK POLSKA SA (a)	300	5,088
Boryszew SA (a)	1,378	1,516
Budimex SA	207	6,475
CCC SA	545	18,800
CD Projekt SA	1,219	74,007
Celon Pharma SA	271	2,825
Ciech SA (a)	466	3,923
ComArch SA	87	3,787
Comp SA (a)	78	1,296
Cyfrowy Polsat SA	4,937	32,534
Dino Polska SA (a)(b)	869	34,030
Dom Development SA	146	3,015
Echo Investment SA	3,278	3,843
Elemental Holding SA (a)	1,854	666
Enea SA (a)	3,874	8,305
Energa SA (a)	3,633	5,795
Eurocash SA	1,421	7,443
See accompanying notes to financial statements.
81

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Fabryki Mebli Forte SA (a)	255	$ 1,463
Famur SA	5,481	4,949
Ferro SA	314	1,073
Firma Oponiarska Debica SA	32	642
Getin Holding SA (a)	1,546	420
Getin Noble Bank SA (a)	7,035	535
Globe Trade Centre SA	3,384	8,019
Grupa Kety SA	173	12,816
Grupa Lotos SA	1,566	34,592
ING Bank Slaski SA	589	29,295
Inter Cars SA	166	8,530
Jastrzebska Spolka Weglowa SA	952	5,172
KGHM Polska Miedz SA (a)	2,469	49,267
KRUK SA	308	11,631
LC Corp. SA	8,099	4,727
LiveChat Software SA	246	2,218
LPP SA	24	51,482
Lubelski Wegiel Bogdanka SA	209	1,877
Mabion SA (a)	150	2,993
Mangata Holding SA	41	685
mBank SA (a)	235	20,375
MCI Capital SA (a)	271	615
Medicalgorithmics SA (a)	58	434
Mennica Polska SA	416	2,428
MLP Group SA	109	1,338
Netia SA (a)	1,719	1,917
Neuca SA	24	2,149
NEWAG SA	390	1,761
Orange Polska SA (a)	11,715	16,144
Orbis SA (a)	118	3,046
PCC Rokita SA	57	690
PGE Polska Grupa Energetyczna SA (a)	14,417	28,739
PKP Cargo SA	543	3,352
PLAY Communications SA (b)	1,873	12,848
PlayWay SA	22	1,034
Polenergia SA (a)	266	1,725
Polimex-Mostostal SA (a)	1,212	676
Polnord SA (a)	393	292
Polski Bank Komorek Macierzystych SA (a)	75	1,160
Polski Koncern Naftowy ORLEN SA	5,610	138,111
Polskie Gornictwo Naftowe i Gazownictwo SA	29,403	34,499
Powszechna Kasa Oszczednosci Bank Polski SA	15,963	156,558
See accompanying notes to financial statements.
82

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Powszechny Zaklad Ubezpieczen SA	10,283	$ 95,875
Poznanska Korporacja Budowlana Pekabex SA	177	331
Sanok Rubber Co. SA	433	2,106
Santander Bank Polska SA	601	47,011
Selvita SA (a)	163	2,553
Sniezka SA	90	1,470
Stalexport Autostrady SA	1,736	1,407
Stalprodukt SA	38	2,256
Tauron Polska Energia SA (a)	18,885	7,287
TEN Square Games SA	54	1,808
Vigo System SA (a)	8	591
Vistula Group SA (a)	3,255	3,438
Warsaw Stock Exchange	494	4,947
Wawel SA	13	2,140
Wielton SA	429	826
Wirtualna Polska Holding SA	320	5,348
Zaklady Tluszczowe Kruszwica SA	44	491
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	113	888
Zespol Elektrowni Patnow Adamow Konin SA (a)	446	797
		1,226,672
PORTUGAL — 0.3%
Altri SGPS SA	1,520	10,100
Banco Comercial Portugues SA Class R	145,665	30,268
Corticeira Amorim SGPS SA	688	7,478
CTT-Correios de Portugal SA	2,360	5,465
EDP - Energias de Portugal SA	46,013	178,682
Galp Energia SGPS SA	8,880	133,839
Jeronimo Martins SGPS SA	4,425	74,678
Mota-Engil SGPS SA	1,518	2,997
Navigator Co. SA	3,979	14,237
NOS SGPS SA	4,461	24,365
REN - Redes Energeticas Nacionais SGPS SA	6,359	17,747
Semapa-Sociedade de Investimento e Gestao	410	5,230
Sonae SGPS SA	17,122	15,960
		521,046
RUSSIA — 0.1%
Evraz PLC	10,539	60,728
Polymetal International PLC	4,611	64,776
		125,504
See accompanying notes to financial statements.
83

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
SINGAPORE — 0.0% (d)
BW LPG, Ltd. (b)	1,360	$ 7,971
SOUTH AFRICA — 0.4%
Anglo American PLC	22,666	522,650
Investec PLC	11,726	60,502
Old Mutual, Ltd.	77,764	99,614
Steinhoff International Holdings NV (a)	72,146	4,790
		687,556
SPAIN — 4.5%
Acciona SA	388	41,073
Acerinox SA	2,725	23,315
ACS Actividades de Construccion y Servicios SA	4,975	198,835
Aedas Homes SAU (a)(b)	370	8,491
Aena SME SA (b)	1,330	243,594
Almirall SA	1,064	18,618
Amadeus IT Group SA	7,936	568,598
AmRest Holdings SE (a)	1,309	14,627
Applus Services SA	2,588	33,575
Banco Bilbao Vizcaya Argentaria SA	122,574	638,819
Banco de Sabadell SA	101,823	98,819
Banco Santander SA	296,817	1,209,094
Bankia SA	21,229	40,097
Bankinter SA	11,684	73,803
Befesa SA (b)	616	22,027
Bolsas y Mercados Espanoles SHMSF SA	1,331	33,636
CaixaBank SA	64,943	170,630
Cellnex Telecom SA (b)	3,518	145,359
Cia de Distribucion Integral Logista Holdings SA	1,201	23,411
CIE Automotive SA	993	24,899
Construcciones y Auxiliar de Ferrocarriles SA	350	15,892
Corp. Financiera Alba SA	297	14,473
Ebro Foods SA	1,119	22,374
EDP Renovaveis SA	2,753	29,683
Elecnor SA	744	7,949
Enagas SA	4,104	95,121
Ence Energia y Celulosa SA (c)	2,583	9,828
Endesa SA	5,728	150,746
Euskaltel SA (b)	1,556	13,825
Faes Farma SA	5,033	25,707
Ferrovial SA	9,028	260,920
Fomento de Construcciones y Contratas SA	2,032	23,305
See accompanying notes to financial statements.
84

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Gestamp Automocion SA (b)	3,146	$ 14,679
Global Dominion Access SA (a)(b)	2,203	8,862
Grifols SA	5,337	157,329
Grifols SA Class B, Preference Shares	4,731	95,624
Grupo Catalana Occidente SA	824	26,186
Iberdrola SA	106,385	1,105,994
Indra Sistemas SA (a)	2,235	19,347
Industria de Diseno Textil SA	20,432	632,609
Inmobiliaria Colonial Socimi SA REIT	4,896	59,087
Lar Espana Real Estate Socimi SA REIT	1,390	11,684
Liberbank SA	34,572	10,583
Mapfre SA	17,989	48,460
Masmovil Ibercom SA (a)	1,949	39,606
Mediaset Espana Comunicacion SA	2,866	18,478
Melia Hotels International SA	2,204	17,108
Merlin Properties Socimi SA REIT	6,608	92,284
Naturgy Energy Group SA	5,939	157,594
Parques Reunidos Servicios Centrales SAU (b)	1,461	21,917
Prosegur Cash SA (b)	7,464	10,725
Prosegur Cia de Seguridad SA	4,627	18,039
Red Electrica Corp. SA	7,833	159,134
Repsol SA	27,167	424,714
Sacyr SA	6,609	16,932
Siemens Gamesa Renewable Energy SA	4,059	55,093
Tecnicas Reunidas SA (a)	635	15,604
Telefonica SA	85,626	653,540
Unicaja Banco SA (b)	14,663	11,670
Vidrala SA	383	32,109
Viscofan SA	640	30,002
Zardoya Otis SA	3,261	22,149
		8,288,285
SWEDEN — 4.8%
AAK AB	3,166	61,455
AcadeMedia AB (a)(b)	1,503	6,971
Adapteo Oyj (a)	809	9,263
AddLife AB Class B	497	13,041
AddNode Group AB	557	8,979
AddTech AB Class B	1,176	30,620
AF POYRY AB Class B	1,855	37,356
Ahlstrom-Munksjo Oyj (c)	1,447	22,148
Alfa Laval AB	5,382	106,357
Alimak Group AB (b)	641	8,475
See accompanying notes to financial statements.
85

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Ambea AB (b)	853	$ 6,160
Arjo AB Class B	3,696	14,044
Assa Abloy AB Class B	18,290	407,575
Atlas Copco AB Class A	11,909	367,245
Atlas Copco AB Class B	7,061	191,604
Atrium Ljungberg AB Class B	879	19,445
Attendo AB (b)	2,090	9,136
Avanza Bank Holding AB	2,183	17,807
Axfood AB	1,896	40,322
Beijer Alma AB	792	9,843
Beijer Ref AB	1,284	29,226
Bergman & Beving AB	440	3,750
Betsson AB	2,210	10,710
Bilia AB Class A	1,637	13,012
BillerudKorsnas AB	3,202	34,683
BioArctic AB (b)	648	4,070
BioGaia AB Class B	300	13,212
Biotage AB	1,180	12,277
Boliden AB	4,949	113,883
Bonava AB Class B	1,541	17,475
Boozt AB (a)(b)	846	5,842
Bravida Holding AB (b)	3,667	32,205
Bufab AB	491	5,134
Bure Equity AB	857	12,551
Castellum AB	4,646	99,610
Catena AB	407	13,370
Cellavision AB	338	13,115
Clas Ohlson AB Class B	753	7,233
Cloetta AB Class B	3,707	10,655
CLX Communications AB (a)(b)	600	9,263
Collector AB (a)	939	4,957
Coor Service Management Holding AB (b)	1,734	15,026
Corem Property Group AB	2,703	5,911
Dios Fastigheter AB	1,559	13,620
Dometic Group AB (b)	5,353	42,042
Duni AB	595	6,790
Dustin Group AB (b)	1,189	9,523
Electrolux AB Class B	4,168	98,942
Elekta AB Class B	6,670	87,987
Eltel AB (a)(b)	1,791	3,862
Epiroc AB Class A	11,380	123,497
Epiroc AB Class B	7,057	72,995
See accompanying notes to financial statements.
86

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Essity AB Class A	378	$ 11,168
Essity AB Class B	11,807	345,006
Evolution Gaming Group AB (b)	2,254	44,382
Fabege AB	5,078	83,771
Fagerhult AB	1,613	8,744
Fastighets AB Balder Class B (a)	1,774	67,264
FastPartner AB	923	8,374
Fingerprint Cards AB Class B (a)	5,573	11,314
Getinge AB Class B	3,941	55,214
Granges AB	1,367	13,973
Haldex AB	664	3,390
Hansa Biopharma AB (a)	620	8,172
Heba Fastighets AB Class B	667	5,542
Hembla AB (a)	651	14,269
Hemfosa Fastigheter AB	3,067	31,100
Hemfosa Fastigheter AB Preference Shares	199	3,937
Hennes & Mauritz AB Class B	14,001	271,756
Hexagon AB Class B	5,068	244,633
Hexpol AB	4,705	36,153
HIQ International AB	1,010	5,003
HMS Networks AB	511	6,600
Hoist Finance AB (a)(b)	1,535	8,727
Holmen AB Class B	1,851	43,865
Hufvudstaden AB Class A	2,135	38,695
Husqvarna AB Class A	456	3,478
Husqvarna AB Class B	7,504	57,149
IAR Systems Group AB	245	5,843
ICA Gruppen AB	1,674	77,433
Immunovia AB (a)	293	4,708
Industrivarden AB Class A	3,060	68,905
Industrivarden AB Class C	3,022	66,236
Indutrade AB	1,603	44,998
Infant Bacterial Therapeutics AB (a)	196	4,007
Instalco Intressenter AB	811	8,331
Intrum AB	1,211	30,472
Investment AB Latour Class B	2,487	32,782
Investment AB Oresund	633	7,636
Investor AB Class A	2,860	137,704
Investor AB Class B	8,404	411,219
INVISIO Communications AB	660	4,981
Inwido AB	1,049	5,655
JM AB	1,002	25,641
See accompanying notes to financial statements.
87

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Karnov Group AB (a)	1,369	$ 6,683
Karo Pharma AB (a)(c)	1,012	3,864
Kinnevik AB Class B	4,378	115,281
Klovern AB Preference Shares	298	10,957
Klovern AB Class B	8,979	16,776
KNOW IT AB	348	6,505
Kungsleden AB	3,379	30,724
L E Lundbergforetagen AB Class B	1,333	50,217
Lagercrantz Group AB Class B	1,199	15,292
LeoVegas AB (b)	1,591	5,846
Lifco AB Class B	820	38,714
Lindab International AB	1,424	14,541
Loomis AB Class B	1,362	47,930
Lundin Petroleum AB	3,446	103,498
Medicover AB Class B (a)	917	7,592
Mekonomen AB (a)	749	6,304
Midsona AB Class B	633	3,309
MIPS AB	435	7,388
Modern Times Group MTG AB Class B (a)	1,214	10,073
Momentum Group AB Class B	492	4,974
Munters Group AB (a)(b)	1,640	7,072
Mycronic AB	1,278	15,845
NCC AB Class B	1,571	26,204
NetEnt AB	3,736	11,532
New Wave Group AB Class B	792	4,519
Nibe Industrier AB Class B	6,221	78,995
Nobia AB	2,015	11,702
Nobina AB (b)	1,599	10,010
Nolato AB Class B	344	18,386
Nordic Entertainment Group AB Class B	1,101	26,069
Nordic Waterproofing Holding A/S (b)	436	3,809
Nyfosa AB (a)	3,035	20,682
OEM International AB Class B	261	5,654
Oncopeptides AB (a)(b)	581	6,908
Pandox AB	1,512	30,172
Peab AB	3,758	33,425
Platzer Fastigheter Holding AB Class B	1,124	10,997
Probi AB (a)	92	2,845
Ratos AB Class B	3,821	9,731
RaySearch Laboratories AB (a)	467	7,633
Recipharm AB Class B	834	11,197
Resurs Holding AB (b)	2,572	15,264
See accompanying notes to financial statements.
88

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
SAAB AB Class B	1,500	$ 43,114
Sagax AB Class B	2,642	30,364
Sagax AB Class D	1,850	7,094
Sandvik AB	19,909	310,517
SAS AB (a)	4,461	5,690
Scandi Standard AB	1,087	7,617
Scandic Hotels Group AB (b)	1,235	9,910
Sectra AB Class B	518	17,122
Securitas AB Class B	5,803	89,003
Skandinaviska Enskilda Banken AB Class A	29,011	266,973
Skanska AB Class B	6,837	138,657
SKF AB Class A	251	4,156
SKF AB Class B	6,819	112,839
SkiStar AB	752	9,622
SSAB AB Class A	4,314	12,018
SSAB AB Class B	11,261	28,026
Svenska Cellulosa AB SCA Class B	10,771	96,162
Svenska Handelsbanken AB Class A	27,394	256,829
Svenska Handelsbanken AB Class B	638	6,035
Sweco AB Class B	1,244	35,376
Swedbank AB Class A	16,816	242,351
Swedish Match AB	3,075	127,320
Swedish Orphan Biovitrum AB (a)	3,437	52,732
Tele2 AB Class B	9,029	134,533
Telefonaktiebolaget LM Ericsson Class A	1,084	8,688
Telefonaktiebolaget LM Ericsson Class B	56,613	452,920
Telia Co. AB	46,923	210,320
Tethys Oil AB	650	5,176
Thule Group AB (b)	1,868	35,414
Tobii AB (a)	1,761	6,527
Trelleborg AB Class B	4,389	61,647
Troax Group AB	697	7,054
VBG Group AB Class B	316	4,644
Vitec Software Group AB Class B	493	6,970
Vitrolife AB	1,104	18,078
Volvo AB Class A	3,802	53,441
Volvo AB Class B	30,454	428,214
Wallenstam AB Class B	3,724	42,269
Wihlborgs Fastigheter AB	2,496	40,618
Xvivo Perfusion AB (a)	378	6,651
		9,010,314
See accompanying notes to financial statements.
89

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
SWITZERLAND — 14.1%
ABB, Ltd.	33,241	$ 653,719
Adecco Group AG	2,956	163,697
Allreal Holding AG	258	49,626
ALSO Holding AG	113	16,160
Aryzta AG (a)	17,971	13,697
Baloise Holding AG	883	158,332
Banque Cantonale Vaudoise	50	38,309
Barry Callebaut AG	42	86,683
BB Biotech AG	1,002	61,799
Belimo Holding AG	9	49,551
Bell Food Group AG	38	10,327
Berner Kantonalbank AG	63	13,552
BKW AG	358	26,604
Bossard Holding AG Class A	107	14,744
Bucher Industries AG	120	37,523
Burckhardt Compression Holding AG	54	13,539
Cembra Money Bank AG	543	56,633
Chocoladefabriken Lindt & Spruengli AG	20	147,821
Chocoladefabriken Lindt & Spruengli AG	2	165,672
Cie Financiere Richemont SA	9,583	703,673
Clariant AG	4,465	87,003
Coca-Cola HBC AG	3,694	120,950
Conzzeta AG	27	23,530
Credit Suisse Group AG (a)	42,247	518,369
Daetwyler Holding AG	135	21,987
DKSH Holding AG	647	32,326
dormakaba Holding AG	55	35,494
Dufry AG	465	38,929
Emmi AG	38	31,020
EMS-Chemie Holding AG	153	95,361
Fenix Outdoor International AG	96	8,973
Flughafen Zurich AG	342	63,382
Forbo Holding AG	20	29,725
Galenica AG (b)	905	52,005
GAM Holding AG (a)	2,456	9,852
Geberit AG	686	327,882
Georg Fischer AG	74	64,156
Givaudan SA	147	410,418
Glencore PLC	205,669	620,309
HBM Healthcare Investments AG Class A	106	20,538
Helvetia Holding AG	593	81,889
See accompanying notes to financial statements.
90

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Huber + Suhner AG	346	$ 22,277
Idorsia, Ltd. (a)	1,482	36,472
Inficon Holding AG	31	20,114
Interroll Holding AG	13	24,119
IWG PLC	12,288	61,918
Julius Baer Group, Ltd.	4,050	179,603
Jungfraubahn Holding AG	83	12,902
Kardex AG	107	14,787
Komax Holding AG (c)	64	13,478
Kongsberg Automotive ASA (a)	6,435	3,824
Kuehne + Nagel International AG	1,014	149,484
LafargeHolcim, Ltd.	9,339	460,043
Landis+Gyr Group AG	399	35,793
Logitech International SA	3,132	127,146
Lonza Group AG	1,372	464,236
Luzerner Kantonalbank AG	59	24,644
Mediclinic International PLC	6,340	25,876
Mobimo Holding AG	119	33,654
Nestle SA	54,218	5,887,504
Novartis AG	43,699	3,792,520
OC Oerlikon Corp. AG	3,606	36,199
Pargesa Holding SA	686	52,801
Partners Group Holding AG	338	259,580
PSP Swiss Property AG	654	83,099
Roche Holding AG Bearer Shares	481	139,310
Roche Holding AG	12,789	3,725,182
Schindler Holding AG (e)	737	164,969
Schindler Holding AG (e)	351	78,356
Schweiter Technologies AG	19	18,121
SFS Group AG	305	24,347
SGS SA	98	243,145
Siegfried Holding AG	78	30,702
SIG Combibloc Group AG	2,747	36,639
Sika AG	2,309	338,077
Sonova Holding AG	995	231,500
St Galler Kantonalbank AG	53	23,280
STADLER RAIL AG (a)	786	35,329
STMicroelectronics NV	11,952	231,219
Straumann Holding AG	205	167,717
Sulzer AG	317	31,202
Sunrise Communications Group AG (b)	574	44,698
Swatch Group AG	558	148,237
See accompanying notes to financial statements.
91

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Swatch Group AG	1,132	$ 56,932
Swiss Life Holding AG	608	290,906
Swiss Prime Site AG	1,374	134,555
Swiss Re AG	5,424	566,252
Swisscom AG	460	227,105
Tecan Group AG	186	44,469
Temenos AG	1,174	196,618
u-blox Holding AG	128	9,242
UBS Group AG (a)	66,755	758,496
Valiant Holding AG	286	28,452
Valora Holding AG	61	16,548
VAT Group AG (b)	487	61,464
Vifor Pharma AG	786	125,686
Vontobel Holding AG	507	27,482
VZ Holding AG	57	17,035
Wizz Air Holdings PLC (a)(b)	659	29,357
Zuger Kantonalbank AG	3	18,292
Zurich Insurance Group AG	2,737	1,048,522
		26,367,275
UNITED ARAB EMIRATES — 0.0% (d)
Borr Drilling, Ltd. (a)(c)	1,522	7,890
NMC Health PLC	1,561	52,130
RAK Petroleum PLC (a)	2,744	3,609
Shelf Drilling, Ltd. (a)(b)	2,497	6,128
		69,757
UNITED KINGDOM — 24.0%
3i Group PLC	17,607	253,097
4imprint Group PLC	508	18,780
A.G. Barr PLC	1,743	12,436
Admiral Group PLC	4,225	110,273
Aggreko PLC	4,635	47,453
AJ Bell PLC	4,416	22,502
Amedeo Air Four Plus, Ltd.	11,622	11,959
Ascential PLC (b)	7,288	34,038
Ashmore Group PLC	8,022	50,021
Ashtead Group PLC	8,363	233,322
Associated British Foods PLC	6,517	184,952
Assura PLC REIT	43,539	38,255
Aston Martin Lagonda Global Holdings PLC (a)(b)	1,534	9,947
AstraZeneca PLC	23,914	2,139,759
Auto Trader Group PLC (b)	16,843	105,854
See accompanying notes to financial statements.
92

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Avast PLC (b)	9,041	$ 43,228
AVEVA Group PLC	1,162	52,981
Aviva PLC	72,439	356,441
B&M European Value Retail SA	15,394	71,972
Babcock International Group PLC	4,575	31,459
BAE Systems PLC	59,093	415,076
Balfour Beatty PLC	12,481	34,144
Bank of Georgia Group PLC	713	11,738
Barclays PLC	298,870	553,919
Barratt Developments PLC	18,420	147,089
BBA Aviation PLC	16,012	61,602
BCA Marketplace PLC	11,454	33,283
Beazley PLC	9,584	73,460
Bellway PLC	2,229	91,908
Berkeley Group Holdings PLC	2,275	117,157
Big Yellow Group PLC REIT	3,022	38,692
Bodycote PLC	3,465	30,594
Bovis Homes Group PLC	2,440	33,496
BP PLC	371,421	2,360,827
Brewin Dolphin Holdings PLC	5,485	21,413
British American Tobacco PLC	41,880	1,552,132
British Land Co. PLC REIT	16,166	116,500
Britvic PLC	4,803	58,211
BT Group PLC	162,226	357,001
Bunzl PLC	6,094	159,580
Burberry Group PLC	7,446	199,480
Cairn Energy PLC (a)	10,667	25,225
Capita PLC (a)	30,243	53,983
Capital & Counties Properties PLC	11,900	34,491
Centrica PLC	105,490	95,859
Charter Court Financial Services Group PLC (b)	2,960	11,034
Chemring Group PLC	5,100	12,368
Cineworld Group PLC	17,875	50,222
Clarkson PLC	512	15,458
Close Brothers Group PLC	2,752	47,783
CNH Industrial NV	18,051	183,804
Coats Group PLC	26,124	23,935
Cobham PLC (a)	44,641	86,285
Compass Group PLC	29,171	752,379
Computacenter PLC	1,758	28,011
Concentric AB	710	8,665
ConvaTec Group PLC (b)	25,426	54,894
See accompanying notes to financial statements.
93

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Countryside Properties PLC (b)	8,143	$ 33,716
Cranswick PLC	939	34,112
Crest Nicholson Holdings PLC	4,649	21,713
Croda International PLC	2,387	142,957
CYBG PLC	22,538	31,912
Daily Mail & General Trust PLC	2,748	28,852
DCC PLC	1,834	160,372
Dechra Pharmaceuticals PLC	1,858	63,376
Derwent London PLC REIT	1,919	79,693
Diageo PLC	43,270	1,777,209
Dialog Semiconductor PLC (a)	1,181	55,917
Diploma PLC	2,049	41,990
Direct Line Insurance Group PLC	24,881	92,044
Dixons Carphone PLC	18,934	27,754
Domino's Pizza Group PLC	8,364	26,272
Drax Group PLC	7,421	25,258
DS Smith PLC	23,548	104,582
Dunelm Group PLC	1,792	18,505
easyJet PLC	3,594	50,932
EI Group PLC (a)	7,924	27,458
Electrocomponents PLC	8,062	63,960
Elementis PLC	10,503	19,142
Empiric Student Property PLC REIT	10,910	12,544
Equiniti Group PLC (b)	6,597	17,608
Essentra PLC	4,780	25,070
Euromoney Institutional Investor PLC	1,977	36,057
Experian PLC	16,783	537,517
FDM Group Holdings PLC	1,675	15,254
Ferrexpo PLC	5,294	10,513
Fiat Chrysler Automobiles NV	20,231	261,847
Firstgroup PLC (a)	21,991	37,262
Forterra PLC (b)	3,627	12,716
Future PLC	1,493	22,556
G4S PLC	28,077	65,462
Galliford Try PLC	2,009	16,575
Games Workshop Group PLC	588	34,201
Genel Energy PLC	3,142	7,148
Genus PLC	1,177	40,496
GlaxoSmithKline PLC	90,973	1,955,801
Go-Ahead Group PLC	781	19,383
Grafton Group PLC	3,914	36,656
Grainger PLC	11,104	33,661
See accompanying notes to financial statements.
94

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Great Portland Estates PLC REIT	4,282	$ 39,575
Greene King PLC	5,610	58,555
Greggs PLC	1,830	47,132
GVC Holdings PLC	10,530	96,464
Halfords Group PLC	3,603	7,557
Halma PLC	6,870	166,863
Hammerson PLC REIT	13,867	48,462
Hansteen Holdings PLC REIT	7,732	8,804
Hargreaves Lansdown PLC	5,022	128,661
Hastings Group Holdings PLC (b)	8,410	21,349
Hays PLC	26,494	49,234
Hill & Smith Holdings PLC	1,433	22,074
Hilton Food Group PLC	1,403	17,185
Hiscox, Ltd.	5,353	109,502
HomeServe PLC	5,322	77,781
Howden Joinery Group PLC	10,959	75,681
HSBC Holdings PLC	374,896	2,885,553
Hunting PLC	2,822	15,941
Ibstock PLC (b)	7,405	21,554
IG Group Holdings PLC	6,685	49,642
IMI PLC	5,182	61,316
Imperial Brands PLC	16,259	366,297
Inchcape PLC	7,397	57,563
Informa PLC	22,652	237,828
Inmarsat PLC	8,389	60,455
IntegraFin Holdings PLC	5,090	24,839
InterContinental Hotels Group PLC	3,397	212,446
Intermediate Capital Group PLC	5,322	95,423
International Consolidated Airlines Group SA	18,024	105,502
Intertek Group PLC	2,921	197,183
Intu Properties PLC REIT (c)	12,101	6,612
IP Group PLC (a)	18,171	14,264
ITE Group PLC	13,420	14,106
ITV PLC	72,842	113,012
J D Wetherspoon PLC	1,293	24,697
J Sainsbury PLC	31,310	84,806
James Fisher & Sons PLC	683	17,296
JD Sports Fashion PLC	7,490	69,354
John Laing Group PLC (b)	8,921	40,346
John Wood Group PLC	12,333	57,737
Johnson Matthey PLC	3,600	135,617
Jupiter Fund Management PLC	8,282	36,272
See accompanying notes to financial statements.
95

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Just Eat PLC (a)	10,685	$ 87,983
Just Group PLC (a)	18,730	12,210
Kingfisher PLC	38,184	97,308
Lancashire Holdings, Ltd.	3,654	33,298
Land Securities Group PLC REIT	12,611	133,089
Legal & General Group PLC	107,931	330,380
Linde PLC	10,066	1,953,363
Lloyds Banking Group PLC	1,291,322	861,209
London Stock Exchange Group PLC	5,797	522,057
LondonMetric Property PLC REIT	15,199	40,718
Man Group PLC	27,900	60,081
Marks & Spencer Group PLC	35,287	80,207
Marshalls PLC	3,620	29,531
Marston's PLC	11,950	18,187
McCarthy & Stone PLC (b)	6,900	12,338
Meggitt PLC	14,059	110,013
Melrose Industries PLC	87,913	218,404
Merlin Entertainments PLC (b)	13,050	72,753
Metro Bank PLC (a)(c)	2,836	6,990
Micro Focus International PLC	6,145	86,084
Millennium & Copthorne Hotels PLC	2,046	17,372
Mitchells & Butlers PLC (a)	3,827	18,062
Mitie Group PLC	6,762	12,199
Mondi PLC	8,041	154,381
Moneysupermarket.com Group PLC	9,707	45,264
Morgan Advanced Materials PLC	5,164	16,571
National Express Group PLC	8,007	42,724
National Grid PLC	63,911	694,562
Next PLC	2,411	183,791
Northern Drilling, Ltd. (a)	1,176	3,145
Ocado Group PLC (a)	10,780	175,683
On the Beach Group PLC (b)	2,168	10,190
OneSavings Bank PLC	4,437	20,198
Oxford Instruments PLC	982	15,465
Pagegroup PLC	5,945	32,176
Paragon Banking Group PLC	4,731	28,124
Pearson PLC	14,147	128,658
Pennon Group PLC	7,611	77,565
Persimmon PLC	5,764	154,135
Petrofac, Ltd.	5,081	25,064
Pets at Home Group PLC	9,048	23,214
Phoenix Group Holdings PLC	13,055	111,214
See accompanying notes to financial statements.
96

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Playtech PLC	5,597	$ 29,410
Polypipe Group PLC	3,619	18,089
Premier Oil PLC (a)	15,017	14,423
Primary Health Properties PLC REIT	20,562	33,599
Provident Financial PLC	4,585	23,007
Prudential PLC	47,645	866,015
PZ Cussons PLC	5,847	14,591
QinetiQ Group PLC	10,346	36,820
Quilter PLC (b)	31,166	52,366
Rathbone Brothers PLC	1,015	27,767
Reckitt Benckiser Group PLC	13,474	1,053,358
Redrow PLC	4,299	32,740
RELX PLC	36,891	878,529
Renishaw PLC	618	27,904
Rentokil Initial PLC	33,465	192,916
Restaurant Group PLC	8,894	15,585
Rightmove PLC	16,280	110,460
Rio Tinto PLC	19,809	1,027,443
Rolls-Royce Holdings PLC	34,744	339,266
Rotork PLC	15,781	60,577
Royal Bank of Scotland Group PLC	82,968	212,253
Royal Mail PLC	18,096	47,208
RSA Insurance Group PLC	18,666	122,877
Sabre Insurance Group PLC (b)	4,524	16,446
Safestore Holdings PLC REIT	3,807	31,362
Saga PLC	20,303	12,635
Sage Group PLC	20,281	172,797
Sanne Group PLC	2,640	17,665
Savills PLC	2,588	28,065
Schroders PLC	2,130	80,713
Schroders PLC	917	27,403
Scottish Salmon Co. PLC	3,288	10,205
SDL PLC	1,642	10,846
Seadrill, Ltd. (a)	1,318	2,769
Segro PLC REIT	19,784	197,672
Senior PLC	7,590	17,547
Serco Group PLC (a)	22,138	40,703
Severn Trent PLC	4,369	116,562
Shaftesbury PLC REIT	2,705	30,284
SIG PLC	10,704	16,580
Sirius Minerals PLC (a)(c)	126,783	6,224
Smith & Nephew PLC	16,351	394,725
See accompanying notes to financial statements.
97

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
Smiths Group PLC	7,165	$ 138,622
Softcat PLC	2,202	27,190
Sophos Group PLC (b)	6,318	31,182
Spectris PLC	2,193	66,047
Spirax-Sarco Engineering PLC	1,332	128,770
Spirent Communications PLC	11,070	27,092
Sports Direct International PLC (a)	1,951	6,713
SSE PLC	18,539	284,542
SSP Group PLC	8,050	61,504
St James's Place PLC	9,627	116,190
St Modwen Properties PLC	3,509	18,767
Stagecoach Group PLC	7,632	12,574
Standard Chartered PLC	49,735	419,335
Standard Life Aberdeen PLC	43,525	153,291
Subsea 7 SA	4,153	42,956
Synthomer PLC	6,142	24,553
TalkTalk Telecom Group PLC	12,458	16,120
Tate & Lyle PLC	8,475	76,866
Taylor Wimpey PLC	59,350	118,116
TBC Bank Group PLC	676	10,296
TechnipFMC PLC	7,637	183,252
Telecom Plus PLC	1,205	18,265
Tesco PLC	180,390	535,730
TP ICAP PLC	10,194	42,711
Travis Perkins PLC	4,563	72,593
Tritax Big Box REIT PLC	30,889	56,944
Tullow Oil PLC	25,399	66,949
UK Commercial Property REIT, Ltd.	13,311	13,779
Ultra Electronics Holdings PLC	1,282	31,944
Unilever NV	26,569	1,597,448
Unilever PLC	21,349	1,286,479
UNITE Group PLC REIT	5,254	70,702
United Utilities Group PLC	12,339	125,566
Vesuvius PLC	3,976	22,313
Victrex PLC	1,564	41,591
Vodafone Group PLC	489,960	978,120
Weir Group PLC	4,698	82,527
WH Smith PLC	1,953	47,821
Whitbread PLC	2,419	128,001
William Hill PLC	16,299	37,690
Wm Morrison Supermarkets PLC	43,427	107,191
Workspace Group PLC REIT	2,319	27,505
See accompanying notes to financial statements.
98

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Security Description	Shares	Value
WPP PLC	22,835	$ 286,461
		44,753,694
UNITED STATES — 0.3%
Carnival PLC	2,914	121,014
Ferguson PLC	4,201	307,714
QIAGEN NV (a)	4,177	136,795
REC Silicon ASA (a)	3,901	1,927
		567,450
TOTAL COMMON STOCKS (Cost $184,239,968)		185,224,993

RIGHTS — 0.0% (d)
SWEDEN — 0.0% (d)
Karo Pharma AB (expiring 10/19/19) (a) (f) (Cost: $0)	3,036	175
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (g) (h)	113,605	113,617
State Street Navigator Securities Lending Portfolio III (i) (j)	554,184	554,184
TOTAL SHORT-TERM INVESTMENTS (Cost $667,800)		667,801
TOTAL INVESTMENTS — 99.7% (Cost $184,907,768)		185,892,969
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		607,070
NET ASSETS — 100.0%		$ 186,500,039

See accompanying notes to financial statements.
99

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2019.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $175, representing less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$185,224,993	$ —	$—	$185,224,993
Rights	—	175	—	175
Short-Term Investments	667,801	—	—	667,801
TOTAL INVESTMENTS	$185,892,794	$175	$—	$185,892,969
See accompanying notes to financial statements.
100

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 997,575	$ 883,959	$—	$ 1	113,605	$113,617	$ 137
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	6,348,167	6,348,167	—	—	—	—	1,897
State Street Navigator Securities Lending Government Money Market Portfolio	86,582	86,582	43,700,409	43,786,991	—	—	—	—	23,686
State Street Navigator Securities Lending Portfolio III	—	—	55,956,521	55,402,337	—	—	554,184	554,184	20,772
Total		$86,582	$107,002,672	$106,421,454	$—	$ 1		$667,801	$46,492
See accompanying notes to financial statements.
101

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2019

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,633,494,914	$4,779,225,780
Investments in affiliated issuers, at value	52,172,023	110,868,309
Total Investments	2,685,666,937	4,890,094,089
Foreign currency, at value	27,837,306	7,265,563
Cash at broker	41,075	—
Cash	4,840,869	11
Receivable from broker — accumulated variation margin on open futures contracts	6,473	—
Receivable for investments sold	1,447,838	234,741
Receivable for fund shares sold	68,769,286	35,245,037
Dividends receivable — unaffiliated issuers	4,435,043	15,229,764
Dividends receivable — affiliated issuers	11,270	4,791
Interest receivable — unaffiliated issuers	275	—
Securities lending income receivable — unaffiliated issuers	44,444	40,789
Securities lending income receivable — affiliated issuers	40,421	153,667
Receivable for foreign taxes recoverable	35,118	4,619,244
Other Receivable	—	23,277
TOTAL ASSETS	2,793,176,355	4,952,910,973
LIABILITIES
Payable upon return of securities loaned	40,363,989	108,197,946
Payable for investments purchased	79,422,471	35,443,528
Deferred foreign taxes payable	173,679	191,172
Advisory fee payable	230,469	154,948
Trustees’ fees and expenses payable	2,143	3,619
Accrued expenses and other liabilities	4,597,733	—
TOTAL LIABILITIES	124,790,484	143,991,213
NET ASSETS	$2,668,385,871	$4,808,919,760
NET ASSETS CONSIST OF:
Paid-in Capital	$2,867,999,968	$4,900,248,819
Total distributable earnings (loss)**	(199,614,097)	(91,329,059)
NET ASSETS	$2,668,385,871	$4,808,919,760
NET ASSET VALUE PER SHARE
Net asset value per share	$ 34.39	$ 29.29
Shares outstanding (unlimited amount authorized, $0.01 par value)	77,600,000	164,200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,763,687,027	$4,886,927,240
Investments in affiliated issuers	52,172,023	110,868,295
Total cost of investments	$2,815,859,050	$4,997,795,535
Foreign currency, at cost	$ 27,849,811	$ 7,293,412
* Includes investments in securities on loan, at value	$ 90,745,149	$ 198,911,763
** Includes deferred foreign taxes	$ 173,679	$ 191,172
See accompanying notes to financial statements.
102

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2019

	SPDR Portfolio MSCI Global Stock Market ETF	SPDR Portfolio Europe ETF
ASSETS
Investments in unaffiliated issuers, at value*	$166,640,465	$185,225,168
Investments in affiliated issuers, at value	4,854,890	667,801
Total Investments	171,495,355	185,892,969
Foreign currency, at value	278,046	766,433
Cash	53	—
Receivable for investments sold	546	129,064
Dividends receivable — unaffiliated issuers	313,944	206,991
Dividends receivable — affiliated issuers	1,739	120
Securities lending income receivable — unaffiliated issuers	1,964	22
Securities lending income receivable — affiliated issuers	4,958	52
Receivable for foreign taxes recoverable	67,795	843,577
Other Receivable	9,514	213,332
TOTAL ASSETS	172,173,914	188,052,560
LIABILITIES
Due to custodian	—	213,332
Payable upon return of securities loaned	4,245,094	554,184
Payable for investments purchased	13,106	746,247
Deferred foreign taxes payable	171	—
Advisory fee payable	28,605	38,288
Trustees’ fees and expenses payable	184	470
TOTAL LIABILITIES	4,287,160	1,552,521
NET ASSETS	$167,886,754	$186,500,039
NET ASSETS CONSIST OF:
Paid-in Capital	$153,846,363	$258,484,241
Total distributable earnings (loss)**	14,040,391	(71,984,202)
NET ASSETS	$167,886,754	$186,500,039
NET ASSET VALUE PER SHARE
Net asset value per share	$ 39.97	$ 33.30
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,200,000	5,600,370
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$152,672,411	$184,239,968
Investments in affiliated issuers	4,880,404	667,800
Total cost of investments	$157,552,815	$184,907,768
Foreign currency, at cost	$ 280,121	$ 773,193
* Includes investments in securities on loan, at value	$ 8,758,957	$ 763,064
** Includes deferred foreign taxes	$ 171	$ —
See accompanying notes to financial statements.
103

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2019

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 260	$ —
Dividend income — unaffiliated issuers	95,920,250	144,832,564
Dividend income — affiliated issuers	244,628	116,665
Dividend income — non-cash transactions	—	8,279,851
Unaffiliated securities lending income	539,193	688,688
Affiliated securities lending income	500,180	1,810,432
Foreign taxes withheld	(8,325,982)	(13,996,866)
TOTAL INVESTMENT INCOME (LOSS)	88,878,529	141,731,334
EXPENSES
Advisory fee	2,612,514	1,676,463
Trustees’ fees and expenses	35,631	63,886
Miscellaneous expenses	3,688	5,372
TOTAL EXPENSES	2,651,833	1,745,721
NET INVESTMENT INCOME (LOSS)	$ 86,226,696	$ 139,985,613
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(70,660,132)	(8,065,062)
Investments — affiliated issuers	(927)	(16)
In-kind redemptions — unaffiliated issuers	35,606,761	48,150,239
Foreign currency transactions	(819,231)	(315,008)
Futures contracts	(669,794)	—
Net realized gain (loss)	(36,543,323)	39,770,153
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(1,574,630)	(135,884,226)
Investment — affiliated issuers	—	14
Foreign currency translations	(35,507)	(78,345)
Futures contracts	1,451	—
Net change in unrealized appreciation/depreciation	(1,608,686)	(135,962,557)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(38,152,009)	(96,192,404)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 48,074,687	$ 43,793,209
* Includes foreign capital gain taxes	$ (70,834)	$ —
** Includes foreign deferred taxes	$ (173,679)	$ (167,087)
See accompanying notes to financial statements.
104

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2019

	SPDR Portfolio MSCI Global Stock Market ETF	SPDR Portfolio Europe ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 4,643,013	$ 7,126,859
Dividend income — affiliated issuers	10,965	2,034
Unaffiliated securities lending income	18,020	1,928
Affiliated securities lending income	71,168	44,458
Foreign taxes withheld	(234,559)	(374,533)
TOTAL INVESTMENT INCOME (LOSS)	4,508,607	6,800,746
EXPENSES
Advisory fee	386,867	516,097
Trustees’ fees and expenses	2,399	3,387
Miscellaneous expenses	76	245
TOTAL EXPENSES	389,342	519,729
NET INVESTMENT INCOME (LOSS)	$ 4,119,265	$ 6,281,017
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(676,785)	(37,076,089)
Investments — affiliated issuers	(1,967)	—
In-kind redemptions — unaffiliated issuers	9,349,286	14,290,362
Foreign currency transactions	(1,969)	(41,382)
Net realized gain (loss)	8,668,565	(22,827,109)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(3,659,846)	19,968,113
Investment — affiliated issuers	(37,638)	1
Foreign currency translations	(2,376)	(23,750)
Net change in unrealized appreciation/depreciation	(3,699,860)	19,944,364
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,968,705	(2,882,745)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 9,087,970	$ 3,398,272
* Includes foreign capital gain taxes	$ (926)	$ —
** Includes foreign deferred taxes	$ 6,543	$ —
See accompanying notes to financial statements.
105

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Emerging Markets ETF
	Year Ended 9/30/19	Year Ended 9/30/18(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 86,226,696	$ 38,266,809
Net realized gain (loss)	(36,543,323)	13,735,975
Net change in unrealized appreciation/depreciation	(1,608,686)	(173,584,195)
Net increase (decrease) in net assets resulting from operations	48,074,687	(121,581,411)
Distributions to shareholders	(55,264,488)	(22,002,213)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,463,685,734	1,237,280,090
Cost of shares redeemed	(275,842,568)	(170,565,852)
Other Capital	1,484,273	681,628
Net increase (decrease) in net assets from beneficial interest transactions	1,189,327,439	1,067,395,866
Net increase (decrease) in net assets during the period	1,182,137,638	923,812,242
Net assets at beginning of period	1,486,248,233	562,435,991
NET ASSETS AT END OF PERIOD	$2,668,385,871	$1,486,248,233
SHARES OF BENEFICIAL INTEREST:
Shares sold	42,900,000	31,800,000
Shares redeemed	(8,000,000)	(4,700,000)
Net increase (decrease)	34,900,000	27,100,000
(a)After the close of trading on October 13, 2017, the SPDR Portfolio Emerging Markets ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
See accompanying notes to financial statements.
106

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Developed World ex-US ETF
	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 139,985,613	$ 72,567,417
Net realized gain (loss)	39,770,153	(1,415,659)
Net change in unrealized appreciation/depreciation	(135,962,557)	(48,135,004)
Net increase (decrease) in net assets resulting from operations	43,793,209	23,016,754
Distributions to shareholders	(126,731,994)	(60,014,456)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,733,126,972	2,395,365,048
Cost of shares redeemed	(213,058,429)	—
Other Capital	46,933	—
Net increase (decrease) in net assets from beneficial interest transactions	1,520,115,476	2,395,365,048
Net increase (decrease) in net assets during the period	1,437,176,691	2,358,367,346
Net assets at beginning of period	3,371,743,069	1,013,375,723
NET ASSETS AT END OF PERIOD	$4,808,919,760	$3,371,743,069
SHARES OF BENEFICIAL INTEREST:
Shares sold	62,000,000	76,400,000
Shares redeemed	(7,400,000)	—
Net increase (decrease)	54,600,000	76,400,000
See accompanying notes to financial statements.
107

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio MSCI Global Stock Market ETF
	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,119,265	$ 2,130,696
Net realized gain (loss)	8,668,565	(929,871)
Net change in unrealized appreciation/depreciation	(3,699,860)	8,391,297
Net increase (decrease) in net assets resulting from operations	9,087,970	9,592,122
Distributions to shareholders	(3,350,875)	(2,168,172)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	87,585,221	7,697,588
Cost of shares redeemed	(30,881,907)	—
Other Capital	3,473	—
Net increase (decrease) in net assets from beneficial interest transactions	56,706,787	7,697,588
Net increase (decrease) in net assets during the period	62,443,882	15,121,538
Net assets at beginning of period	105,442,872	90,321,334
NET ASSETS AT END OF PERIOD	$167,886,754	$105,442,872
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,400,000	200,000
Shares redeemed	(800,000)	—
Net increase (decrease)	1,600,000	200,000
(a)After the close of trading on September 20, 2019, the SPDR Portfolio MSCI Global Stock Market ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
See accompanying notes to financial statements.
108

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Europe ETF
	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,281,017	$ 8,269,688
Net realized gain (loss)	(22,827,109)	9,072,554
Net change in unrealized appreciation/depreciation	19,944,364	(21,040,583)
Net increase (decrease) in net assets resulting from operations	3,398,272	(3,698,341)
Net equalization credits and charges	222,108	(420,736)
Distributions to shareholders	(6,535,765)	(7,892,615)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	87,588,623	—
Cost of shares redeemed	(86,681,762)	(117,342,970)
Net income equalization	(222,108)	420,736
Net increase (decrease) in net assets from beneficial interest transactions	684,753	(116,922,234)
Net increase (decrease) in net assets during the period	(2,230,632)	(128,933,926)
Net assets at beginning of period	188,730,671	317,664,597
NET ASSETS AT END OF PERIOD	$186,500,039	$ 188,730,671
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,600,000	—
Shares redeemed	(2,600,000)	(3,350,000)
Net increase (decrease)	—	(3,350,000)
See accompanying notes to financial statements.
109

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Emerging Markets ETF
	Year Ended 9/30/19	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)	Year Ended 9/30/15(a)
Net asset value, beginning of period	$ 34.81	$ 36.06	$ 30.10	$ 26.21	$ 33.18
Income (loss) from investment operations:
Net investment income (loss) (b)	1.26(c)	1.04	0.70	0.56	0.64
Net realized and unrealized gain (loss) (d)	(0.88)	(1.71)	5.64	3.91	(6.94)
Total from investment operations	0.38	(0.67)	6.34	4.47	(6.30)
Net equalization credits and charges (b)	—	—	—	—	0.00(e)
Other capital	0.02	0.02	0.01	—	—
Distributions to shareholders from:
Net investment income	(0.82)	(0.60)	(0.39)	(0.58)	(0.67)
Net asset value, end of period	$ 34.39	$ 34.81	$ 36.06	$ 30.10	$ 26.21
Total return (f)	1.18%(c)	(1.88)%	21.36%	17.38%	(19.34)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,668,386	$1,486,248	$562,436	$234,783	$188,707
Ratios to average net assets:
Total expenses	0.11%	0.12%	0.59%	0.59%	0.59%
Net investment income (loss)	3.63%(c)	2.78%	2.16%	2.05%	2.02%
Portfolio turnover rate (g)	17%	10%	0%(h)	12%	18%
(a)	After the close of trading on October 13, 2017, the SPDR Portfolio Emerging Markets ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.26 per share and 0.75% of average net assets. If the special dividends were not received during the year ended September 30, 2019, the total return would have been 0.42%.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Amount is less than 0.005%.
See accompanying notes to financial statements.
110

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Developed World ex-US ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 30.76	$ 30.52	$ 26.45	$ 25.17	$ 28.46
Income (loss) from investment operations:
Net investment income (loss) (a)	0.96	0.97	0.70	0.69	0.71
Net realized and unrealized gain (loss) (b)	(1.57)	0.03	4.16	1.32	(3.25)
Total from investment operations	(0.61)	1.00	4.86	2.01	(2.54)
Other capital	0.00(c)	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(0.86)	(0.76)	(0.79)	(0.69)	(0.75)
Net realized gains	—	—	—	(0.04)	—
Total distributions	(0.86)	(0.76)	(0.79)	(0.73)	(0.75)
Net asset value, end of period	$ 29.29	$ 30.76	$ 30.52	$ 26.45	$ 25.17
Total return (d)	(1.92)%	3.28%	18.75%	8.12%	(9.14)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,808,920	$3,371,743	$1,013,376	$634,833	$714,914
Ratios to average net assets:
Total expenses	0.04%	0.05%	0.34%	0.34%	0.34%
Net investment income (loss)	3.34%	3.09%	2.49%	2.70%	2.53%
Portfolio turnover rate (e)	4%	3%	5%	3%	8%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
111

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio MSCI Global Stock Market ETF
	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)	Year Ended 9/30/15(a)
Net asset value, beginning of period	$ 40.56	$ 37.64	$ 32.44	$ 29.32	$ 31.91
Income (loss) from investment operations:
Net investment income (loss) (b)	1.01	0.86	0.78	0.77	0.87
Net realized and unrealized gain (loss) (c)	(0.79)	2.94	5.17	3.06	(2.58)
Total from investment operations	0.22	3.80	5.95	3.83	(1.71)
Other capital	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.81)	(0.88)	(0.75)	(0.71)	(0.88)
Net realized gains	—	—	—	—	(0.00)(d)
Total distributions	(0.81)	(0.88)	(0.75)	(0.71)	(0.88)
Net asset value, end of period	$ 39.97	$ 40.56	$ 37.64	$ 32.44	$ 29.32
Total return (e)	0.73%	10.17%	18.58%	13.20%	(5.61)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$167,887	$105,443	$90,321	$64,883	$35,186
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.62%	2.16%	2.25%	2.48%	2.70%
Portfolio turnover rate (f)	5%	4%	2%	2%	3%
(a)	After the close of trading on September 20, 2019, the SPDR Portfolio MSCI Global Stock Market ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.
112

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Europe ETF
	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$ 33.70	$ 35.49	$ 30.28	$ 31.54	$ 36.86
Income (loss) from investment operations:
Net investment income (loss) (a)	1.13	1.14	0.95	1.10	1.23
Net realized and unrealized gain (loss) (b)	(0.40)	(1.68)	5.14	(1.21)	(5.37)
Total from investment operations	0.73	(0.54)	6.09	(0.11)	(4.14)
Net equalization credits and charges (a)	0.04	(0.06)	0.12	(0.04)	0.04
Other capital	—	—	0.01	—	—
Distributions to shareholders from:
Net investment income	(1.17)	(1.19)	(1.01)	(1.11)	(1.22)
Net asset value, end of period	$ 33.30	$ 33.70	$ 35.49	$ 30.28	$ 31.54
Total return (c)	2.34%	(1.68)%	20.83%	(0.42)%	(11.36)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$186,500	$188,731	$317,665	$186,220	$247,626
Ratios to average net assets:
Total expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	3.47%	3.25%	2.92%	3.57%	3.50%
Portfolio turnover rate (d)	67%	5%	8%	8%	9%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
113

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2019, the Trust consists of thirty (30) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio MSCI Global Stock Market ETF (formerly, SPDR MSCI ACWI IMI ETF)
SPDR Portfolio Europe ETF (formerly, SPDR STOXX Europe 50 ETF)
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
114

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Debt obligations (including short- term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
115

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
116

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
117

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

Equalization
The Fund in the Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Fund utilized equalization during the period ended September 30, 2019:
SPDR Portfolio Europe ETF
Distributions
The SPDR Portfolio Europe ETF declares and distributes from net investment income, if any, to its shareholders quarterly. The SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Developed World ex-US ETF, and the SPDR Portfolio MSCI Global Stock Market ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are
118

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2019, the SPDR Portfolio Emerging Markets ETF entered into futures contracts for return enhancement, hedging and exposing cash reserves to markets.
The following tables summarize the value of each Fund's derivative instruments as of September 30, 2019, if any, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$6,473	$—	$6,473
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$(669,794)	$—	$(669,794)

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September 30, 2019

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$1,451	$—	$1,451
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Emerging Markets ETF	0.11%
SPDR Portfolio Developed World ex-US ETF	0.04
SPDR Portfolio MSCI Global Stock Market ETF	0.09(1)
SPDR Portfolio Europe ETF	0.09(2)
(1)	Effective September 23, 2019, the Advisory fee of the Fund was reduced from 0.25% to 0.09% of the Fund's average daily net assets.
(2)	Effective September 23, 2019, the Advisory fee of the Fund was reduced from 0.29% to 0.09% of the Fund's average daily net assets.
The Adviser pays all expenses of each Fund other than its Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2020.
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September 30, 2019

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio III, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2019 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended September 30, 2019, were as follows:
	Purchases	Sales
SPDR Portfolio Emerging Markets ETF	$1,069,240,789	$386,829,923
SPDR Portfolio Developed World ex-US ETF	291,231,563	155,566,444
SPDR Portfolio MSCI Global Stock Market ETF	12,209,657	7,527,676
SPDR Portfolio Europe ETF	121,107,877	119,346,829
For the period ended September 30, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Emerging Markets ETF	$ 679,854,405	$178,985,429	$35,606,761
SPDR Portfolio Developed World ex-US ETF	1,594,394,471	199,382,985	48,150,239
SPDR Portfolio MSCI Global Stock Market ETF	82,625,896	30,118,275	9,349,286
SPDR Portfolio Europe ETF	87,500,160	89,081,071	14,290,362
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for in-kind transactions, passive foreign investment companies, wash sale loss deferrals and expired capital loss carryover.
The tax character of distributions paid during the period ended September 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Emerging Markets ETF	$ 55,264,488	$—	$ 55,264,488
SPDR Portfolio Developed World ex-US ETF	126,731,994	—	126,731,994
SPDR Portfolio MSCI Global Stock Market ETF	3,350,875	—	3,350,875
SPDR Portfolio Europe ETF	6,535,765	—	6,535,765
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

The tax character of distributions paid during the period ended September 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Emerging Markets ETF	$ 22,002,213	$ —	$ 22,002,213
SPDR Portfolio Developed World ex-US ETF	60,014,456	—	60,014,456
SPDR Portfolio MSCI Global Stock Market ETF	2,168,172	—	2,168,172
SPDR Portfolio Europe ETF	7,892,615	—	7,892,615
At September 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Portfolio Emerging Markets ETF	$55,020,666	$(105,902,960)	$—	$(148,738,919)	$(199,621,213)
SPDR Portfolio Developed World ex-US ETF	47,143,561	(13,363,583)	—	(125,109,013)	(91,329,035)
SPDR Portfolio MSCI Global Stock Market ETF	1,835,637	(1,471,483)	—	13,676,237	14,040,391
SPDR Portfolio Europe ETF	75,675	(72,817,426)	—	757,549	(71,984,202)
As of September 30, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Portfolio Emerging Markets ETF	$14,129,084	$91,773,876
SPDR Portfolio Developed World ex-US ETF	—	13,363,583
SPDR Portfolio MSCI Global Stock Market ETF	520,769	950,714
SPDR Portfolio Europe ETF	3,317,555	69,499,871
As of September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Emerging Markets ETF	$2,834,190,351	$186,307,617	$334,831,032	$(148,523,415)
SPDR Portfolio Developed World ex-US ETF	5,014,857,228	379,376,386	504,139,526	(124,763,140)
SPDR Portfolio MSCI Global Stock Market ETF	157,815,338	23,976,305	10,296,288	13,680,017
SPDR Portfolio Europe ETF	185,102,367	4,904,384	4,113,782	790,602
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR Portfolio Emerging Markets ETF	$ 90,745,149	$ 40,363,989	$ 57,670,434	$ 98,034,423
SPDR Portfolio Developed World ex-US ETF	198,911,763	108,197,946	101,775,863	209,973,809
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR Portfolio MSCI Global Stock Market ETF	$ 8,758,957	$ 4,245,094	$ 5,030,448	$ 9,275,542
SPDR Portfolio Europe ETF	763,064	554,184	251,608	805,792
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2019:
		Remaining Contractual Maturity of the Agreements As of September 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Emerging Markets ETF	Common Stocks	$ 40,363,989	$—	$—	$—	$ 40,363,989	$ 40,363,989
SPDR Portfolio Developed World ex-US ETF	Common Stocks	108,197,946	—	—	—	108,197,946	108,197,946
SPDR Portfolio MSCI Global Stock Market ETF	Common Stocks	4,245,094	—	—	—	4,245,094	4,245,094
SPDR Portfolio Europe ETF	Common Stocks	554,184	—	—	—	554,184	554,184
10.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The following Fund participates in the line of credit as of September 30, 2019:
SPDR Portfolio Emerging Markets ETF
The Fund had no outstanding loans as of September 30, 2019.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
12.    Stock Splits
The Board authorized a 2-for-1 stock split for the SPDR Portfolio Emerging Markets ETF, effective after the close of trading on October 13, 2017 for the shareholders of record on October 11, 2017. The impact of the stock split was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV per share by the corresponding factor noted above, resulting in no effect to the net assets of the aforementioned Fund. The financial statements and financial highlights of the aforementioned Fund has been adjusted to reflect the stock split.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2019

The Board authorized a 2-for-1 stock split for the SPDR Portfolio MSCI Global Stock Market ETF, effective after the close of trading on September 20, 2019 for the shareholders of record on September 18, 2019. The impact of the stock split was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV per share by the corresponding factor noted above, resulting in no effect to the net assets of the aforementioned Fund. The financial statements and financial highlights of the aforementioned Fund has been adjusted to reflect the stock split.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
128

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees of SPDR Index Shares Funds and Shareholders of each of the four funds listed below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments as indicated with an * below, of each of the funds listed below (four of the funds constituting SPDR Index Shares Funds, hereafter collectively referred to as the "Funds") as of September 30, 2019, the related statements of operations for the year ended September 30, 2019, the statements of changes in net assets for each of the two years in the period ended September 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2019, and the financial highlights for each of the five years in the period ended September 30, 2019 in conformity with accounting principles generally accepted in the United States of America.
SPDR Portfolio Emerging Markets ETF *
SPDR Portfolio Developed World ex-US ETF *
SPDR Portfolio MSCI Global Stock Market ETF (formerly, SPDR MSCI ACWI IMI ETF)
SPDR Portfolio Europe ETF (formerly, SPDR STOXX Europe 50 ETF)
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 26, 2019
We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.
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OTHER INFORMATION
September 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2019 to September 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF	SPDR Portfolio MSCI Global Stock Market ETF	SPDR Portfolio Europe ETF
Annualized Expense Ratio	0.11%	0.04%	0.25%	0.28%
Actual:
Ending Account Value	$ 975.20	$1,024.10	$1,033.30	$1,028.70
Expenses Paid During Period(a)	0.54	0.20	1.27	1.42
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.50	1,024.90	1,023.80	1,023.70
Expenses Paid During Period(a)	0.56	0.20	1.27	1.42
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 365.
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OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended September 30, 2019, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Portfolio Emerging Markets ETF	$7,325,591
SPDR Portfolio Developed World ex-US ETF	9,840,380
SPDR Portfolio Europe ETF	181,157
The amount of foreign source income earned on the following Funds during the year ended September 30, 2019 were as follows:
Amount
SPDR Portfolio Emerging Markets ETF	$ 95,521,975
SPDR Portfolio Developed World ex-US ETF	153,228,888
SPDR Portfolio Europe ETF	7,131,192
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OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
Approval of Advisory Agreement
At an in-person meeting held prior to September 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent
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OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
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OTHER INFORMATION  (continued)
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The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
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OTHER INFORMATION  (continued)
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TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	125	None.
BONNY EUGENIA BOATMAN c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	125	None.
DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	125	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	125	Putnam Acquisition
Financing Inc.
(Director); Putnam
Acquisition
Financing LLC
(Director); Putnam
GP Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director);
University of Notre
					Dame (Trustee).
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	125	Guggenheim / Rydex Funds (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	188	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

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OTHER INFORMATION  (continued)
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Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (witrh respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
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Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016);
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
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OTHER INFORMATION  (continued)
September 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 - April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit spdrs.com today.
ssga.com | spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., or Solactive AG. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2019 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2020 SPDRISPTAR

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending September 30, 2019 and September 30, 2018, the aggregate audit fees billed for professional services rendered by the principal accountant were $587,056 and $595,625, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant’s registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; (4) issuance of a Report on Internal Control for inclusion in the registrant’s Form N-CSR and (5) Rule 17f-2 securities counts.

(b) Audit-Related Fees.

For the fiscal years ending September 30, 2019 and September 30, 2018, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending September 30, 2019 and September 30, 2018, the aggregate tax fees billed for professional services rendered by the principal accountant were $293,530 and $299,585, respectively. Services included the review of the registrant’s federal, state and local income, franchise and other tax returns.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending September 30, 2019 and September 30, 2018.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.

The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.

Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.

Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees for services rendered by the principal accountant to the registrant and its adviser and any entity controlling, controlled by, or under common control with the adviser that provided ongoing services to the registrant for the twelve months ended December 31, 2018 and December 31, 2017 were approximately $12,786,401 and $12,773,210, respectively. Such information is not readily available on a fiscal year basis.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a)

The Schedules of Investments for the SPDR MSCI ACWI ex-US ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR MSCI ACWI Low Carbon Target ETF, SPDR MSCI Emerging Markets StrategicFactors ETF, SPDR MSCI World StrategicFactors ETF, SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Developed World ex-US ETF, SPDR S&P China ETF and SPDR S&P International Small Cap ETF are listed below. Summary Schedules of Investments for these funds as well as the Schedules of Investments for the remaining series of the registrant are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of SPDR Index Shares Funds and Shareholders of each of the fifteen funds listed below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments as indicated with an * below, of each of the funds listed below (fifteen of the funds constituting SPDR Index Shares Funds, hereafter collectively referred to as the “Funds”) as of September 30, 2019, the related statements of operations and of changes in net assets for each of the periods indicated below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations and the changes in each of their net assets for each of the periods indicated below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

SPDR EURO STOXX Small Cap ETF (1)

SPDR MSCI ACWI Low Carbon Target ETF (1)*

SPDR Solactive Canada ETF (1)

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF (1)

SPDR MSCI EAFE StrategicFactors ETF (1)

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF (1)

SPDR MSCI Emerging Markets StrategicFactors ETF (1)*

SPDR Solactive Germany ETF (1)

SPDR Solactive Japan ETF (1)

SPDR Solactive United Kingdom ETF (1)

SPDR MSCI World StrategicFactors ETF (1)*

SPDR S&P Emerging Asia Pacific ETF (1)

SPDR S&P Global Dividend ETF (1)

SPDR S&P Global Infrastructure ETF (1)

SPDR Solactive Hong Kong ETF (2)

(1)	Statement of operations for the year ended September 30, 2019 and statements of changes in net assets for the years ended September 30, 2019 and 2018
(2)

Statement of operations for the year ended September 30, 2019 and statements of changes in net assets for the year ended September 30, 2019 and for the period September 18, 2018 (inception date) through September 30, 2018

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Boston, Massachusetts

November 26, 2019

We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of SPDR Index Shares Funds and Shareholders of each of the five funds listed below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments as indicated with an * below, of each of the funds listed below (five of the funds constituting SPDR Index Shares Funds, hereafter collectively referred to as the “Funds”) as of September 30, 2019, the related statements of operations for the year ended September 30, 2019, the statements of changes in net assets for each of the two years in the period ended September 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2019, and the financial highlights for each of the five years in the period ended September 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

SPDR EURO STOXX 50 ETF

SPDR MSCI ACWI ex-US ETF *

SPDR S&P Emerging Markets Dividend ETF

SPDR S&P Emerging Markets Small Cap ETF *

SPDR S&P International Dividend ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Boston, Massachusetts

November 26, 2019

We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of SPDR Index Shares Funds and Shareholders of each of the six funds listed below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments as indicated with an * below, of each of the funds listed below (six of the funds constituting SPDR Index Shares Funds, hereafter collectively referred to as the “Funds”) as of September 30, 2019, the related statements of operations for the year ended September 30, 2019, the statements of changes in net assets for each of the two years in the period ended September 30, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2019, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

SPDR Dow Jones Global Real Estate ETF

SPDR Dow Jones International Real Estate ETF

SPDR S&P China ETF *

SPDR S&P Global Natural Resources ETF

SPDR S&P International Small Cap ETF *

SPDR S&P North American Natural Resources ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Boston, Massachusetts

November 26, 2019

We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of SPDR Index Shares Funds and Shareholders of each of the four funds listed below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments as indicated with an * below, of each of the funds listed below (four of the funds constituting SPDR Index Shares Funds, hereafter collectively referred to as the “Funds”) as of September 30, 2019, the related statements of operations for the year ended September 30, 2019, the statements of changes in net assets for each of the two years in the period ended September 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2019, and the financial highlights for each of the five years in the period ended September 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

SPDR Portfolio Emerging Markets ETF *

SPDR Portfolio Developed World ex-US ETF *

SPDR Portfolio MSCI Global Stock Market ETF (formerly, SPDR MSCI ACWI IMI ETF)

SPDR Portfolio Europe ETF (formerly, SPDR STOXX Europe 50 ETF)

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Boston, Massachusetts

November 26, 2019

We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.0% (a)
Grupo Financiero Galicia SA ADR	14,193	$ 184,509
AUSTRALIA — 4.8%
Alumina, Ltd.	618,230	988,207
AMP, Ltd.	302,464	372,294
Australia & New Zealand Banking Group, Ltd.	271,691	5,226,060
BHP Group PLC	164,516	3,512,146
BHP Group, Ltd.	269,116	6,664,872
Boral, Ltd.	305,637	995,641
Brambles, Ltd.	206,816	1,590,152
Coca-Cola Amatil, Ltd.	170,632	1,225,631
Coles Group, Ltd.	107,303	1,114,506
Commonwealth Bank of Australia	155,844	8,495,957
CSL, Ltd.	46,548	7,336,532
Fortescue Metals Group, Ltd. (b)	194,282	1,153,094
Insurance Australia Group, Ltd.	314,698	1,676,759
LendLease Group	109,681	1,298,989
Macquarie Group, Ltd.	42,441	3,752,077
Medibank Pvt, Ltd.	249,703	572,601
National Australia Bank, Ltd.	244,566	4,898,941
Newcrest Mining, Ltd.	67,315	1,577,671
Origin Energy, Ltd. (b)	254,218	1,366,515
QBE Insurance Group, Ltd.	100,133	848,236
Santos, Ltd.	206,758	1,077,932
Scentre Group REIT	241,113	639,091
Sonic Healthcare, Ltd.	102,223	1,933,887
South32, Ltd. (c)	184,715	325,503
South32, Ltd. (c)	330,272	583,610
Suncorp Group, Ltd. (d)	207,783	1,912,903
Sydney Airport	84,984	460,259
Telstra Corp., Ltd.	364,553	863,013
Transurban Group Stapled Security	215,461	2,134,716
Vicinity Centres REIT	528,226	915,593
Wesfarmers, Ltd.	107,303	2,880,345
Westpac Banking Corp.	318,359	6,364,217
Woodside Petroleum, Ltd.	81,162	1,772,471
Woolworths Group, Ltd.	135,032	3,395,176
		79,925,597
AUSTRIA — 0.2%
Erste Group Bank AG	53,907	1,783,064
OMV AG	26,731	1,434,959
Raiffeisen Bank International AG	32,186	747,048
		3,965,071
BELGIUM — 0.8%
Ageas	42,311	2,346,964
Anheuser-Busch InBev SA	72,422	6,902,198
KBC Group NV	34,631	2,250,936
Solvay SA	13,432	1,391,139
Security Description	Shares	Value
UCB SA	17,915	$ 1,300,760
		14,191,997
BRAZIL — 1.8%
Ambev SA ADR	533,444	2,464,511
B3 SA - Brasil Bolsa Balcao	182,144	1,907,846
Banco Bradesco SA Preference Shares ADR	499,957	4,069,650
Banco do Brasil SA	75,503	824,562
BB Seguridade Participacoes SA	65,535	551,133
Braskem SA Class A, Preference Shares (d)	40,481	316,042
BRF SA (d)	50,545	463,538
Centrais Eletricas Brasileiras SA	11,100	106,992
Cia Energetica de Minas Gerais ADR (b)	215,033	728,962
Cia Siderurgica Nacional SA ADR (b)	164,791	520,740
Cielo SA	97,424	187,111
Embraer SA	70,327	302,386
Gerdau SA ADR (b)	123,303	388,404
Itau Unibanco Holding SA Preference Shares ADR	512,607	4,311,025
JBS SA	68,102	536,099
Kroton Educacional SA	133,034	357,065
Lojas Renner SA	138,121	1,673,541
Magazine Luiza SA	91,528	813,895
Natura Cosmeticos SA	67,326	547,284
Petroleo Brasileiro SA Preference Shares ADR	309,609	4,068,262
Porto Seguro SA	12,778	180,654
Raia Drogasil SA	36,428	837,895
Sul America SA	69,010	790,432
Suzano SA	48,703	393,445
TIM Participacoes SA ADR (b)	27,425	393,823
Vale SA ADR	285,836	3,287,114
		31,022,411
CANADA — 7.1%
Agnico Eagle Mines, Ltd.	15,869	850,981
Alimentation Couche-Tard, Inc. Class B	53,926	1,653,622
Aurora Cannabis, Inc. (b)(d)	68,621	301,642
Bank of Montreal	64,214	4,732,630
Bank of Nova Scotia	100,669	5,721,558
Barrick Gold Corp. (c)	108,705	1,881,812
Barrick Gold Corp. (c)(e)	42,047	727,883
Bausch Health Cos., Inc. (d)	33,173	724,093
BlackBerry, Ltd. (b)(d)	53,848	282,255
Bombardier, Inc. Class B (b)(d)	239,271	323,486
Brookfield Asset Management, Inc. Class A	100,200	5,324,071
CAE, Inc.	60,665	1,542,284
Cameco Corp.	44,708	424,794
Canadian Imperial Bank of Commerce (b)	39,754	3,282,107
Canadian National Railway Co.	74,764	6,717,466

1

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Canadian Natural Resources, Ltd.	114,578	$ 3,050,509
Canadian Pacific Railway, Ltd.	14,677	3,263,748
Canadian Tire Corp., Ltd. Class A (b)	13,055	1,465,927
Canopy Growth Corp. (b)(d)	14,193	325,346
Cenovus Energy, Inc.	100,039	939,188
CGI, Inc. (d)	13,933	1,102,433
Constellation Software, Inc.	1,634	1,632,951
Dollarama, Inc.	21,845	782,559
Enbridge, Inc.	122,388	4,298,370
Encana Corp. (b)	135,346	620,506
Fairfax Financial Holdings, Ltd.	1,447	638,254
First Quantum Minerals, Ltd. (b)	71,728	602,970
Franco-Nevada Corp. (b)	15,077	1,374,694
George Weston, Ltd.	6,091	512,766
Gildan Activewear, Inc.	57,701	2,049,170
H&R Real Estate Investment Trust	4,412	77,077
Husky Energy, Inc.	45,422	319,738
IGM Financial, Inc.	23,000	653,520
Imperial Oil, Ltd. (b)	50,733	1,321,970
Kinross Gold Corp. (d)	136,794	630,244
Loblaw Cos., Ltd.	45,197	2,575,956
Magna International, Inc.	19,584	1,044,579
Manulife Financial Corp.	158,953	2,917,340
National Bank of Canada (b)	48,613	2,420,369
Nutrien, Ltd.	76,115	3,794,252
Onex Corp.	7,921	491,353
Open Text Corp.	23,000	938,761
Pembina Pipeline Corp.	3,372	125,075
PrairieSky Royalty, Ltd. (b)	21,609	301,612
Restaurant Brands International, Inc.	14,133	1,005,535
Rogers Communications, Inc. Class B (b)	53,847	2,624,431
Royal Bank of Canada	127,140	10,320,042
Shaw Communications, Inc. Class B	58,153	1,143,295
Shopify, Inc. Class A (d)	8,228	2,562,239
SmartCentres Real Estate Investment Trust	34,786	853,886
SNC-Lavalin Group, Inc. (b)	30,154	424,980
Sun Life Financial, Inc.	64,161	2,870,769
Suncor Energy, Inc.	135,395	4,273,533
TC Energy Corp.	68,649	3,556,889
Teck Resources, Ltd. Class B	48,415	785,464
TELUS Corp.	37,776	1,345,271
Thomson Reuters Corp.	31,204	2,086,944
Toronto-Dominion Bank	160,569	9,368,546
West Fraser Timber Co., Ltd.	7,928	317,360
Wheaton Precious Metals Corp.	36,210	950,102
		119,251,207
CHILE — 0.3%
Embotelladora Andina SA Class B, Preference Shares	56,311	188,681
Security Description	Shares	Value
Enel Americas SA ADR	302,889	$ 2,759,319
Enel Chile SA ADR	268,571	1,130,684
Sociedad Quimica y Minera de Chile SA ADR (b)	13,218	367,328
		4,446,012
CHINA — 7.8%
3SBio, Inc. (d)(f)	279,000	462,663
51job, Inc. ADR (d)	3,034	224,516
58.com, Inc. ADR (d)	10,242	505,033
AAC Technologies Holdings, Inc. (b)	102,000	539,965
Agile Group Holdings, Ltd.	130,000	157,869
Agricultural Bank of China, Ltd. Class H	2,594,000	1,015,841
Air China, Ltd. Class H	136,000	119,703
Alcon, Inc. (d)	40,635	2,371,716
Alibaba Group Holding, Ltd. ADR (d)	115,489	19,313,226
Alibaba Health Information Technology, Ltd. (d)	380,000	332,041
Anhui Conch Cement Co., Ltd. Class H	33,500	198,922
ANTA Sports Products, Ltd.	67,000	554,245
Autohome, Inc. ADR (b)(d)	6,488	539,347
AviChina Industry & Technology Co., Ltd. Class H	708,000	347,705
Baidu, Inc. ADR (d)	23,232	2,387,320
Bank of Chengdu Co., Ltd. Class A	75,800	86,402
Bank of China, Ltd. Class H	7,160,436	2,813,244
Bank of Communications Co., Ltd. Class H	1,424,710	930,494
Beijing Enterprises Water Group, Ltd.	488,000	249,621
Beijing Tongrentang Co., Ltd. Class A	15,600	58,763
BOC Hong Kong Holdings, Ltd.	205,500	697,286
Brilliance China Automotive Holdings, Ltd. (b)	390,000	418,884
BYD Co., Ltd. Class H (b)	34,000	169,796
CGN Power Co., Ltd. Class H (f)	216,400	54,656
China CITIC Bank Corp., Ltd. Class H	691,000	368,444
China Common Rich Renewable Energy Investment, Ltd. (b)(d)(g)	448,000	—
China Communications Construction Co., Ltd. Class H	444,000	347,185
China Conch Venture Holdings, Ltd.	42,500	157,219
China Construction Bank Corp. Class H	5,931,720	4,524,796
China Everbright Bank Co., Ltd. Class H	36,000	15,338

2

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
China Everbright International, Ltd.	167,628	$ 129,152
China Evergrande Group (b)	274,000	583,693
China Galaxy Securities Co., Ltd. Class H	233,500	124,205
China Huishan Dairy Holdings Co., Ltd. (b)(d)(g)	1,418,000	—
China Jinmao Holdings Group, Ltd.	426,000	243,991
China Life Insurance Co., Ltd. Class H	719,000	1,665,566
China Mengniu Dairy Co., Ltd.	506,000	1,894,418
China Merchants Bank Co., Ltd. Class H	560,514	2,666,935
China Merchants Port Holdings Co., Ltd.	519,366	781,759
China Minsheng Banking Corp., Ltd. Class H	444,200	302,011
China Oilfield Services, Ltd. Class H	100,000	119,524
China Overseas Land & Investment, Ltd.	466,000	1,465,278
China Pacific Insurance Group Co., Ltd. Class H	233,200	856,719
China Petroleum & Chemical Corp. Class H	2,893,800	1,720,171
China Railway Construction Corp., Ltd. Class H	142,000	155,234
China Railway Group, Ltd. Class H	286,000	173,656
China Resources Beer Holdings Co., Ltd.	445,670	2,362,118
China Shenhua Energy Co., Ltd. Class H	230,500	462,799
China South Publishing & Media Group Co., Ltd. Class A	66,100	111,999
China Southern Airlines Co., Ltd. Class H (b)	156,000	94,523
China Taiping Insurance Holdings Co., Ltd.	175,800	392,441
China Telecom Corp., Ltd. Class H	2,270,000	1,033,740
China Unicom Hong Kong, Ltd.	924,000	980,647
China Vanke Co., Ltd. Class H	88,900	309,586
China Yangtze Power Co., Ltd. Class A	138,000	352,285
CIFI Holdings Group Co., Ltd.	439,325	256,666
CITIC Securities Co., Ltd. Class H	131,500	246,246
CITIC, Ltd.	466,000	588,489
CNOOC, Ltd.	1,870,217	2,853,254
COSCO SHIPPING Ports, Ltd.	604,944	483,066
Country Garden Holdings Co., Ltd. (b)	480,000	608,006
CRRC Corp., Ltd. Class H	411,000	286,778
CSPC Pharmaceutical Group, Ltd.	504,000	1,011,935
Security Description	Shares	Value
Ctrip.com International, Ltd. ADR (d)	35,967	$ 1,053,473
ENN Energy Holdings, Ltd.	53,600	554,502
Fosun International, Ltd.	108,500	134,251
Future Land Development Holdings, Ltd. (b)	274,000	239,069
GDS Holdings, Ltd. ADR (d)	8,150	326,652
Geely Automobile Holdings, Ltd. (b)	794,000	1,347,067
Genscript Biotech Corp. (b)(d)	152,000	291,226
GF Securities Co., Ltd. Class H (d)	178,800	187,253
Giant Network Group Co., Ltd. Class A	247,480	654,984
GOME Retail Holdings, Ltd. (b)(d)	1,874,000	169,725
Great Wall Motor Co., Ltd. Class H (b)	322,500	215,976
Guangzhou Automobile Group Co., Ltd. Class H	179,600	171,824
Haitong Securities Co., Ltd. Class H	183,200	192,094
Hengan International Group Co., Ltd.	113,500	744,177
Huadian Power International Corp., Ltd. Class A	87,800	44,016
Huaneng Power International, Inc. Class H	988,000	475,133
Huaneng Renewables Corp., Ltd. Class H	1,040,000	354,211
Huatai Securities Co., Ltd. Class H (b)(f)	186,200	278,846
Huaxi Securities Co., Ltd. Class A	18,400	25,302
Huazhu Group, Ltd. ADR (b)	12,682	418,760
Hubei Energy Group Co., Ltd. Class A	329,700	187,907
Industrial & Commercial Bank of China, Ltd. Class H	6,293,045	4,214,415
JD.com, Inc. ADR (d)	63,704	1,797,090
Jiangsu Expressway Co., Ltd. Class H	14,000	17,787
Jinke Properties Group Co., Ltd. Class A	848,600	779,535
Jointown Pharmaceutical Group Co., Ltd. Class A	150,000	299,740
Kingdee International Software Group Co., Ltd. (b)	291,000	306,613
Kingsoft Corp., Ltd. (b)(d)	188,000	399,051
Kweichow Moutai Co., Ltd. Class A	1,045	168,284
Lenovo Group, Ltd.	584,000	389,611
Logan Property Holdings Co., Ltd.	44,000	62,637
Luye Pharma Group, Ltd. (b)(f)	249,500	177,910
Momo, Inc. ADR	18,013	558,043
NetEase, Inc. ADR	6,085	1,619,705

3

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
New China Life Insurance Co., Ltd. Class H	88,100	$ 348,381
New Hope Liuhe Co., Ltd. Class A	16,100	38,710
New Oriental Education & Technology Group, Inc. ADR (d)	12,132	1,343,740
Noah Holdings, Ltd. ADR (b)(d)	5,305	154,906
Perfect World Co., Ltd. Class A	19,200	74,475
PetroChina Co., Ltd. Class H	1,814,000	932,523
PICC Property & Casualty Co., Ltd. Class H	777,415	907,384
Ping An Insurance Group Co. of China, Ltd. Class H	464,000	5,329,898
Prosus NV (d)	38,124	2,799,253
Semiconductor Manufacturing International Corp. (b)(d)	201,400	251,769
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	268,000	275,883
Shanghai Electric Group Co., Ltd. Class H	398,000	128,446
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	540,389	606,317
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	42,100	76,258
Shenergy Co., Ltd. Class A	255,400	198,492
Shenzhen Energy Group Co., Ltd. Class A	261,600	211,736
Shenzhen Kangtai Biological Products Co., Ltd. Class A	12,451	129,441
Shenzhou International Group Holdings, Ltd.	27,500	359,211
Sichuan Chuantou Energy Co., Ltd. Class A	131,800	184,194
Sihuan Pharmaceutical Holdings Group, Ltd.	694,000	105,347
SINA Corp. (d)	8,918	349,496
Sinopec Shanghai Petrochemical Co., Ltd. Class H	390,000	113,427
Sinopharm Group Co., Ltd. Class H	82,000	256,793
Sunac China Holdings, Ltd.	196,300	788,766
Sunny Optical Technology Group Co., Ltd.	67,800	996,321
TAL Education Group ADR (d)	32,370	1,108,349
Tencent Holdings, Ltd.	489,200	20,605,383
Tingyi Cayman Islands Holding Corp.	462,000	650,621
TravelSky Technology, Ltd. Class H	56,000	116,295
Tsingtao Brewery Co., Ltd. Class H	60,000	362,018
Vipshop Holdings, Ltd. ADR (d)	58,711	523,702
Walvax Biotechnology Co., Ltd. Class A	130,598	493,592
Security Description	Shares	Value
Want Want China Holdings, Ltd. (b)	231,000	$ 184,755
Weibo Corp. ADR (b)(d)	7,799	349,005
Wens Foodstuffs Group Co., Ltd. Class A	16,300	84,864
Wuxi Biologics Cayman, Inc. (d)(f)	58,000	591,882
Yanzhou Coal Mining Co., Ltd. Class H	460,000	467,077
Yum China Holdings, Inc.	29,906	1,358,630
Yunda Holding Co., Ltd. Class A	8,900	42,872
YY, Inc. ADR (d)	5,959	335,075
Zhejiang China Commodities City Group Co., Ltd. Class A	2,753,536	1,457,509
Zhongjin Gold Corp., Ltd. Class A	18,300	22,243
Zhuzhou CRRC Times Electric Co., Ltd. Class H	95,500	395,308
Zijin Mining Group Co., Ltd. Class H	1,814,000	627,081
ZTE Corp. Class H (d)	80,600	213,853
		131,087,280
COLOMBIA — 0.1%
Bancolombia SA ADR	29,734	1,470,346
Cementos Argos SA	141,169	301,944
		1,772,290
DENMARK — 1.1%
AP Moller - Maersk A/S Class B	1,025	1,159,319
Danske Bank A/S	78,225	1,089,442
DSV A/S	29,723	2,828,840
Genmab A/S (d)	6,220	1,262,882
Novo Nordisk A/S Class B	177,716	9,138,093
Novozymes A/S Class B	16,972	713,718
Pandora A/S	10,260	411,835
Vestas Wind Systems A/S	23,459	1,821,626
		18,425,755
EGYPT — 0.1%
Commercial International Bank Egypt SAE	276,129	1,316,626
FINLAND — 0.8%
Elisa Oyj	12,254	631,895
Fortum Oyj	13,549	320,386
Kone Oyj Class B	36,406	2,073,396
Metso Oyj	30,404	1,135,928
Neste Oyj (b)	32,921	1,089,994
Nokia Oyj (c)	244,367	1,238,801
Nokia Oyj (c)	129,479	654,691
Nordea Bank Abp	252,768	1,794,698
Nordea Bank Abp	3,878	27,489
Sampo Oyj Class A	38,464	1,529,732
Stora Enso Oyj Class R	81,043	976,743
UPM-Kymmene Oyj	70,206	2,075,726
Wartsila OYJ Abp (b)	38,221	428,144
		13,977,623

4

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
FRANCE — 7.3%
Accor SA	28,905	$ 1,205,343
Air Liquide SA	42,649	6,072,369
Airbus SE	52,740	6,853,659
Alstom SA	24,611	1,020,379
AXA SA	148,654	3,797,126
BNP Paribas SA	90,526	4,408,546
Bouygues SA	27,868	1,116,527
Capgemini SE	18,116	2,134,982
Carrefour SA	80,337	1,406,589
Cie de Saint-Gobain	41,698	1,636,530
Cie Generale des Etablissements Michelin SCA	16,051	1,791,877
Credit Agricole SA	92,818	1,127,258
Danone SA	57,730	5,086,588
Dassault Systemes SE	10,621	1,513,956
Edenred	14,046	674,229
Electricite de France SA	7,790	87,220
Engie SA	108,273	1,768,227
EssilorLuxottica SA	24,502	3,532,672
Hermes International	1,174	811,453
ICADE REIT	772	69,056
Kering SA	7,678	3,913,653
Klepierre SA REIT	4,084	138,736
Legrand SA	23,198	1,656,019
L'Oreal SA	23,842	6,677,485
LVMH Moet Hennessy Louis Vuitton SE	24,602	9,780,313
Orange SA	200,908	3,152,935
Pernod Ricard SA	21,400	3,812,167
Peugeot SA	40,336	1,006,132
Publicis Groupe SA	31,207	1,535,067
Renault SA	16,594	952,660
Safran SA	26,160	4,119,660
Sanofi	106,398	9,866,542
Schneider Electric SE	56,238	4,935,508
Societe Generale SA	72,430	1,985,134
Sodexo SA	14,585	1,637,758
TOTAL SA (b)	197,212	10,295,299
Unibail-Rodamco-Westfield	58,743	421,945
Unibail-Rodamco-Westfield, REIT	8,135	1,186,199
Valeo SA	21,664	702,638
Veolia Environnement SA	49,537	1,256,162
Vinci SA	48,206	5,193,404
Vivendi SA	108,160	2,969,125
		123,309,127
GERMANY — 5.5%
adidas AG	17,774	5,535,101
Allianz SE	37,417	8,723,371
BASF SE	83,799	5,857,853
Bayer AG	83,318	5,876,004
Bayerische Motoren Werke AG	30,388	2,139,802
Commerzbank AG	106,876	620,099
Continental AG	9,737	1,249,418
Covestro AG (f)	14,413	713,373
Security Description	Shares	Value
Daimler AG	81,510	$ 4,053,893
Deutsche Bank AG	152,894	1,145,293
Deutsche Boerse AG	26,793	4,188,675
Deutsche Lufthansa AG	36,519	580,474
Deutsche Post AG	110,912	3,705,478
Deutsche Telekom AG	312,070	5,237,326
E.ON SE	199,397	1,938,835
Fresenius Medical Care AG & Co. KGaA	23,365	1,571,654
Fresenius SE & Co. KGaA	34,982	1,635,903
Henkel AG & Co. KGaA Preference Shares	8,806	871,707
Infineon Technologies AG	54,522	981,471
Merck KGaA	23,536	2,651,852
METRO AG	21,131	333,576
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,360	4,493,001
Puma SE	7,038	544,771
RWE AG	51,427	1,608,525
SAP SE	94,806	11,150,206
Siemens AG	72,003	7,712,395
Thyssenkrupp AG	42,104	583,182
TUI AG	33,601	391,623
United Internet AG	6,940	247,635
Volkswagen AG	6,553	1,126,621
Volkswagen AG Preference Shares	12,364	2,103,569
Vonovia SE	29,406	1,492,319
Wirecard AG	10,057	1,608,988
		92,673,993
GREECE — 0.1%
Alpha Bank AE (d)	161,322	301,271
Hellenic Telecommunications Organization SA	3,069	42,291
JUMBO SA	34,192	648,977
OPAP SA	51,985	534,720
		1,527,259
HONG KONG — 3.0%
AIA Group, Ltd.	1,115,000	10,532,152
Alibaba Pictures Group, Ltd. (d)	920,000	149,042
ASM Pacific Technology, Ltd.	9,200	112,310
Bank of East Asia, Ltd.	443,269	1,091,294
China Everbright, Ltd.	44,000	51,468
China First Capital Group, Ltd. (d)	266,000	77,702
China Gas Holdings, Ltd.	84,000	324,668
China Mobile, Ltd.	566,500	4,686,267
China Resources Land, Ltd.	132,000	553,129
China Traditional Chinese Medicine Holdings Co., Ltd.	490,000	225,017
CK Asset Holdings, Ltd.	262,032	1,774,868
CK Hutchison Holdings, Ltd.	327,532	2,891,192
CLP Holdings, Ltd.	134,000	1,407,620
Fullshare Holdings, Ltd. (d)	2,042,500	66,438

5

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Galaxy Entertainment Group, Ltd.	212,000	$ 1,318,341
Haier Electronics Group Co., Ltd.	103,000	268,688
Hang Lung Properties, Ltd.	466,000	1,058,091
Hang Seng Bank, Ltd.	69,600	1,500,421
Henderson Land Development Co., Ltd.	303,317	1,412,234
Hong Kong & China Gas Co., Ltd.	823,554	1,605,213
Hong Kong Exchanges & Clearing, Ltd.	124,390	3,649,476
Jardine Matheson Holdings, Ltd.	3,200	171,200
Jardine Strategic Holdings, Ltd.	1,000	29,880
Link REIT	367,286	4,050,294
Melco Resorts & Entertainment, Ltd. ADR	12,944	251,243
New World Development Co., Ltd.	1,024,406	1,330,262
Sands China, Ltd.	279,200	1,264,331
Shangri-La Asia, Ltd.	464,333	473,845
Sino Biopharmaceutical, Ltd.	1,112,000	1,412,802
SJM Holdings, Ltd.	149,000	141,599
SSY Group, Ltd.	322,000	254,662
Sun Art Retail Group, Ltd.	260,000	264,000
Sun Hung Kai Properties, Ltd.	220,185	3,168,210
Swire Pacific, Ltd. Class A	127,006	1,181,862
Techtronic Industries Co., Ltd.	210,500	1,464,752
WH Group, Ltd. (f)	454,601	407,085
Wharf Holdings, Ltd.	6,000	13,088
Wharf Real Estate Investment Co., Ltd.	6,000	32,758
Wheelock & Co., Ltd.	6,000	34,174
		50,701,678
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	97,547	917,526
OTP Bank Nyrt	28,647	1,192,495
		2,110,021
INDIA — 2.3%
Adani Ports & Special Economic Zone, Ltd.	61,801	360,984
Ambuja Cements, Ltd.	159,357	458,606
Aurobindo Pharma, Ltd.	35,788	297,439
Axis Bank, Ltd.	120,257	1,162,374
Bajaj Auto, Ltd.	7,324	304,023
Bajaj Finance, Ltd.	22,015	1,256,883
Bajaj Finserv, Ltd.	2,440	293,101
Bharat Forge, Ltd.	11,878	74,811
Bharat Petroleum Corp., Ltd.	56,936	377,678
Bharti Airtel, Ltd.	102,479	530,768
Bharti Infratel, Ltd.	85,427	310,156
Bosch, Ltd.	179	35,522
Dabur India, Ltd.	75,250	474,900
Dr Reddy's Laboratories, Ltd. ADR (b)	22,971	870,371
Eicher Motors, Ltd.	1,253	314,099
Security Description	Shares	Value
Glenmark Pharmaceuticals, Ltd.	48,846	$ 224,039
Godrej Consumer Products, Ltd.	48,741	472,700
HCL Technologies, Ltd.	49,904	760,931
Hindalco Industries, Ltd.	69,142	186,688
Hindustan Petroleum Corp., Ltd.	69,992	297,967
Hindustan Unilever, Ltd.	92,374	2,583,374
Housing Development Finance Corp., Ltd.	118,922	3,317,606
ICICI Bank, Ltd. ADR	130,780	1,592,900
Indiabulls Housing Finance, Ltd.	36,086	130,303
Indian Oil Corp., Ltd.	66,380	138,064
Infosys, Ltd. ADR	400,996	4,559,324
ITC, Ltd.	233,169	854,946
LIC Housing Finance, Ltd.	41,994	223,188
Lupin, Ltd.	28,452	287,335
Mahindra & Mahindra Financial Services, Ltd.	139,195	644,232
Mahindra & Mahindra, Ltd., GDR	81,353	630,486
Marico, Ltd.	118,582	659,683
Maruti Suzuki India, Ltd.	5,388	510,588
Motherson Sumi Systems, Ltd.	34,124	50,534
Nestle India, Ltd.	5,142	1,007,786
Piramal Enterprises, Ltd.	7,423	170,987
REC, Ltd.	21,156	36,763
Reliance Industries, Ltd. GDR (f)	145,449	5,425,248
Shree Cement, Ltd.	2,490	663,642
Shriram Transport Finance Co., Ltd.	33,980	513,520
State Bank of India (d)	35,308	134,917
Sun Pharmaceutical Industries, Ltd.	69,671	382,868
Tata Consultancy Services, Ltd.	63,010	1,866,504
Tata Motors, Ltd. ADR (b)(d)	46,589	390,882
Tata Power Co., Ltd.	410,527	362,048
Tech Mahindra, Ltd.	49,113	495,158
United Spirits, Ltd. (d)	64,254	604,743
UPL, Ltd.	53,370	454,824
Vedanta, Ltd.	80,381	174,840
Vodafone Idea, Ltd. (d)	239,101	20,749
Yes Bank, Ltd.	179,067	104,607
Zee Entertainment Enterprises, Ltd.	107,532	402,854
		38,459,543
INDONESIA — 0.6%
Adaro Energy Tbk PT	463,000	42,076
Astra International Tbk PT	2,505,100	1,164,752
Bank Central Asia Tbk PT	815,200	1,742,960
Bank Mandiri Persero Tbk PT	1,896,900	932,080
Bank Rakyat Indonesia Persero Tbk PT	8,283,400	2,404,199
Bumi Serpong Damai Tbk PT (d)	472,500	46,268
Charoen Pokphand Indonesia Tbk PT	1,733,400	653,307

6

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Gudang Garam Tbk PT	114,500	$ 422,468
Indah Kiat Pulp & Paper Corp. Tbk PT	191,800	87,489
Surya Citra Media Tbk PT	43,300	3,539
Telekomunikasi Indonesia Persero Tbk PT	6,111,700	1,855,684
United Tractors Tbk PT	62,000	89,866
		9,444,688
IRELAND — 0.5%
Bank of Ireland Group PLC	107,563	426,845
CRH PLC	84,983	2,926,765
Flutter Entertainment PLC	7,717	721,505
James Hardie Industries PLC	110,848	1,858,569
Kerry Group PLC Class A	20,226	2,366,006
Smurfit Kappa Group PLC	21,129	628,851
		8,928,541
ISRAEL — 0.4%
Bank Hapoalim BM (d)	252,735	1,992,329
Bank Leumi Le-Israel BM	259,756	1,848,887
Check Point Software Technologies, Ltd. (d)	7,372	807,234
Nice, Ltd. (d)	12,328	1,812,420
Teva Pharmaceutical Industries, Ltd. ADR (b)(d)	87,795	604,030
		7,064,900
ITALY — 1.3%
Assicurazioni Generali SpA	108,915	2,111,181
Atlantia SpA	75,723	1,831,856
Enel SpA	621,757	4,643,878
Eni SpA	214,282	3,278,486
Ferrari NV	15,450	2,384,210
Intesa Sanpaolo SpA	1,121,677	2,660,315
Leonardo SpA	61,322	721,346
Mediobanca Banca di Credito Finanziario SpA	74,505	813,878
Snam SpA	210,504	1,063,463
Telecom Italia SpA (d)	1,534,169	875,580
UniCredit SpA	143,792	1,696,165
		22,080,358
JAPAN — 16.5%
Acom Co., Ltd. (b)	50,200	196,945
Aeon Co., Ltd.	69,400	1,271,771
AGC, Inc.	41,400	1,283,275
Aisin Seiki Co., Ltd. (b)	39,800	1,250,252
Ajinomoto Co., Inc.	28,100	530,409
Alps Alpine Co., Ltd.	6,100	113,844
Asahi Group Holdings, Ltd.	68,400	3,385,982
Asahi Kasei Corp. (b)	199,400	1,963,096
Astellas Pharma, Inc.	280,000	3,985,936
Bridgestone Corp.	69,800	2,702,227
Canon, Inc.	92,800	2,475,096
Central Japan Railway Co.	13,400	2,755,013
Chiba Bank, Ltd. (b)	224,000	1,152,385
Chubu Electric Power Co., Inc.	93,000	1,346,704
Security Description	Shares	Value
Concordia Financial Group, Ltd. (b)	233,000	$ 892,547
Credit Saison Co., Ltd.	69,300	929,130
Dai-ichi Life Holdings, Inc.	67,000	1,009,882
Daiichi Sankyo Co., Ltd.	61,700	3,884,402
Daikin Industries, Ltd.	20,500	2,689,706
Daiwa Securities Group, Inc. (b)	231,000	1,028,947
Denso Corp.	46,600	2,047,684
Dentsu, Inc.	2,200	77,455
East Japan Railway Co.	44,600	4,254,693
Eisai Co., Ltd.	23,300	1,183,810
Electric Power Development Co., Ltd.	23,300	531,432
FANUC Corp.	19,200	3,613,491
Fast Retailing Co., Ltd.	4,100	2,435,910
FUJIFILM Holdings Corp.	69,500	3,048,161
Fujitsu, Ltd.	23,300	1,865,940
Hitachi, Ltd.	93,000	3,461,846
Honda Motor Co., Ltd.	162,900	4,218,142
Hoya Corp.	46,600	3,802,594
Idemitsu Kosan Co., Ltd.	12,500	353,343
Inpex Corp.	92,400	847,353
ITOCHU Corp.	187,900	3,878,833
Japan Real Estate Investment Corp. REIT	272	1,824,659
Japan Retail Fund Investment Corp. REIT	879	1,859,259
Japan Tobacco, Inc.	93,100	2,038,164
JFE Holdings, Inc.	49,200	591,811
JSR Corp.	46,600	745,514
JXTG Holdings, Inc. (b)	376,108	1,713,584
Kajima Corp.	102,500	1,343,905
Kamigumi Co., Ltd.	98,300	2,226,587
Kansai Electric Power Co., Inc. (b)	115,900	1,296,000
Kao Corp.	44,500	3,287,421
KDDI Corp.	139,800	3,654,268
Keikyu Corp.	91,211	1,768,097
Keyence Corp.	7,200	4,456,905
Kintetsu Group Holdings Co., Ltd.	37,700	1,963,923
Kobe Steel, Ltd.	46,600	248,361
Komatsu, Ltd. (b)	104,300	2,388,550
Konica Minolta, Inc.	116,500	810,622
Kose Corp. (b)	2,200	371,501
Kubota Corp.	141,200	2,135,474
Kyocera Corp.	45,600	2,829,035
LIXIL Group Corp. (b)	46,300	813,972
Makita Corp.	35,700	1,123,109
Marubeni Corp.	232,000	1,540,656
Marui Group Co., Ltd. (b)	74,800	1,579,399
Mazda Motor Corp. (b)	18,800	166,908
Mebuki Financial Group, Inc.	275,600	678,322
MEIJI Holdings Co., Ltd.	3,200	233,319
Mitsubishi Chemical Holdings Corp.	233,000	1,660,266
Mitsubishi Corp.	162,900	3,995,817

7

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Mitsubishi Electric Corp.	232,000	$ 3,075,087
Mitsubishi Estate Co., Ltd.	189,818	3,660,243
Mitsubishi Heavy Industries, Ltd. (b)	38,700	1,515,414
Mitsubishi UFJ Financial Group, Inc.	970,600	4,925,071
Mitsui & Co., Ltd.	229,100	3,747,849
Mitsui Chemicals, Inc.	37,800	845,013
Mitsui Fudosan Co., Ltd.	29,200	723,820
Mizuho Financial Group, Inc.	1,344,300	2,059,830
MS&AD Insurance Group Holdings, Inc.	69,800	2,260,467
Murata Manufacturing Co., Ltd.	63,300	3,036,877
NEC Corp.	17,600	742,595
Nexon Co., Ltd. (d)	24,800	300,836
Nidec Corp. (b)	28,200	3,788,702
Nintendo Co., Ltd.	9,300	3,443,775
Nippon Steel Corp.	75,400	1,050,333
Nippon Telegraph & Telephone Corp.	68,000	3,244,118
Nippon Yusen KK (b)	18,900	315,656
Nissan Motor Co., Ltd. (b)	232,700	1,451,428
Nitori Holdings Co., Ltd.	4,100	599,778
Nitto Denko Corp.	23,200	1,117,121
Nomura Holdings, Inc. (b)	256,600	1,087,181
NTT Data Corp.	116,500	1,502,669
NTT DOCOMO, Inc.	142,300	3,624,815
Obayashi Corp.	167,500	1,667,638
Ono Pharmaceutical Co., Ltd.	28,300	512,451
Oriental Land Co., Ltd. (b)	5,800	882,276
ORIX Corp.	185,900	2,771,084
Osaka Gas Co., Ltd. (b)	90,200	1,725,130
Otsuka Holdings Co., Ltd.	16,000	598,103
Panasonic Corp.	234,200	1,897,437
Rakuten, Inc.	64,400	634,615
Recruit Holdings Co., Ltd.	76,600	2,329,009
Resona Holdings, Inc. (b)	69,800	299,028
Rohm Co., Ltd.	20,800	1,587,786
Ryohin Keikaku Co., Ltd.	19,700	367,843
SBI Holdings, Inc.	23,500	502,508
Secom Co., Ltd.	23,300	2,125,296
Seven & i Holdings Co., Ltd.	93,100	3,559,465
Sharp Corp. (b)	43,200	477,668
Shin-Etsu Chemical Co., Ltd.	39,400	4,214,333
Shionogi & Co., Ltd.	21,500	1,193,417
Shiseido Co., Ltd.	26,400	2,107,847
Shizuoka Bank, Ltd. (b)	181,600	1,352,653
Showa Denko KK	15,700	410,386
SMC Corp.	4,200	1,791,534
SoftBank Group Corp.	140,800	5,523,868
Sompo Holdings, Inc.	63,500	2,653,986
Sony Corp.	116,100	6,818,290
Subaru Corp.	27,000	759,473
Sumitomo Chemical Co., Ltd. (b)	233,000	1,045,616
Sumitomo Corp.	116,400	1,818,026
Security Description	Shares	Value
Sumitomo Electric Industries, Ltd. (b)	93,100	$ 1,181,033
Sumitomo Mitsui Financial Group, Inc.	74,100	2,533,421
Sumitomo Mitsui Trust Holdings, Inc. (b)	23,200	836,338
Suzuki Motor Corp. (b)	14,600	619,664
Sysmex Corp.	11,600	776,231
T&D Holdings, Inc.	46,300	490,525
Takeda Pharmaceutical Co., Ltd.	133,599	4,561,465
TDK Corp. (b)	23,300	2,084,765
Teijin, Ltd. (b)	76,300	1,465,638
Terumo Corp.	105,100	3,384,205
Tohoku Electric Power Co., Inc.	46,700	455,441
Tokio Marine Holdings, Inc.	69,800	3,732,354
Tokyo Electric Power Co. Holdings, Inc. (d)	162,800	796,865
Tokyo Electron, Ltd.	20,900	3,976,947
Tokyo Gas Co., Ltd.	73,100	1,842,803
Tokyu Corp.	122,500	2,298,681
Toppan Printing Co., Ltd.	116,500	2,061,050
Toray Industries, Inc.	233,000	1,729,256
Toshiba Corp.	37,400	1,141,985
Toyota Motor Corp.	200,900	13,413,781
Toyota Tsusho Corp.	69,800	2,250,780
West Japan Railway Co.	23,900	2,019,254
Yahoo! Japan Corp.	302,600	851,172
Yakult Honsha Co., Ltd.	3,400	190,016
Yamada Denki Co., Ltd.	140,100	677,976
Yamaha Corp.	30,700	1,377,701
Yamaha Motor Co., Ltd.	69,900	1,266,382
ZOZO, Inc. (b)	28,300	652,543
		278,227,360
LUXEMBOURG — 0.1%
ArcelorMittal	45,650	642,301
SES SA	30,193	550,527
		1,192,828
MACAU — 0.0% (a)
MGM China Holdings, Ltd. (b)	75,200	117,221
Wynn Macau, Ltd.	78,000	152,231
		269,452
MALAYSIA — 0.4%
AirAsia Group Bhd	663,600	278,943
Alliance Bank Malaysia Bhd	825,000	561,560
AMMB Holdings Bhd	266,300	263,311
British American Tobacco Malaysia Bhd	48,500	219,391
CIMB Group Holdings Bhd	555,093	666,854
Dialog Group Bhd	1,128,200	916,140
Gamuda Bhd	174,866	154,527
Genting Bhd	235,300	322,575
Genting Malaysia Bhd	590,300	427,182
Genting Plantations Bhd	263,100	622,718
Hong Leong Financial Group Bhd	45,439	176,460

8

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Malaysia Airports Holdings Bhd	195,500	$ 403,887
Petronas Chemicals Group Bhd	21,700	39,078
PPB Group Bhd	170,440	738,424
RHB Capital Bhd	144,410	194,524
Tenaga Nasional Bhd	200,100	651,866
Westports Holdings Bhd	197,300	194,614
		6,832,054
MEXICO — 0.7%
America Movil SAB de CV Series L	3,356,297	2,488,664
Cemex SAB de CV Series CPO	1,982,704	772,234
Fomento Economico Mexicano SAB de CV	315,736	2,895,260
Fresnillo PLC	25,543	215,174
Grupo Financiero Banorte SAB de CV Series O	349,074	1,875,318
Grupo Mexico SAB de CV Class B	273,974	640,253
Grupo Televisa SAB Series CPO	381,780	746,969
Industrias Penoles SAB de CV	19,722	262,378
Kimberly-Clark de Mexico SAB de CV Class A	384,554	771,874
Wal-Mart de Mexico SAB de CV	364,734	1,080,310
		11,748,434
NETHERLANDS — 3.4%
Akzo Nobel NV	24,915	2,221,607
ASML Holding NV	36,625	9,073,768
Heineken NV	29,729	3,213,830
ING Groep NV	287,648	3,011,755
Koninklijke Ahold Delhaize NV	145,757	3,647,647
Koninklijke DSM NV	27,717	3,335,964
Koninklijke KPN NV	560,520	1,748,296
Koninklijke Philips NV	117,565	5,447,197
NXP Semiconductors NV	23,880	2,605,786
Royal Dutch Shell PLC Class A	347,868	10,219,674
Royal Dutch Shell PLC Class B	323,538	9,552,750
Wolters Kluwer NV	43,115	3,148,326
		57,226,600
NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (d)	67,784	563,602
Meridian Energy, Ltd.	271,917	886,629
Spark New Zealand, Ltd.	198,750	549,602
		1,999,833
NORWAY — 0.5%
DNB ASA	126,118	2,224,359
Equinor ASA	106,819	2,034,463
Norsk Hydro ASA	177,790	626,162
Telenor ASA	90,797	1,824,244
Yara International ASA	23,228	1,001,627
		7,710,855
Security Description	Shares	Value
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	22,852	$ 346,893
Credicorp, Ltd.	8,784	1,830,937
		2,177,830
PHILIPPINES — 0.3%
Alliance Global Group, Inc.	721,700	151,776
Ayala Land, Inc.	631,600	602,597
BDO Unibank, Inc.	48,027	132,507
DMCI Holdings, Inc.	1,710,650	274,272
Globe Telecom, Inc.	3,400	120,046
GT Capital Holdings, Inc.	10,558	171,519
JG Summit Holdings, Inc.	301,700	422,019
Jollibee Foods Corp.	129,700	555,535
Megaworld Corp.	2,069,600	174,497
Metro Pacific Investments Corp.	4,489,500	431,366
PLDT, Inc. ADR	19,187	422,114
SM Prime Holdings, Inc.	670,700	481,382
Universal Robina Corp.	76,370	229,862
		4,169,492
POLAND — 0.2%
Alior Bank SA (d)	44,352	429,454
Bank Millennium SA (d)	155,113	221,112
CCC SA	9,254	319,227
CD Projekt SA	8,084	490,789
LPP SA	48	102,964
Orange Polska SA (d)	112,141	154,541
Polski Koncern Naftowy ORLEN SA	21,609	531,985
Powszechna Kasa Oszczednosci Bank Polski SA	58,568	574,410
Santander Bank Polska SA	4,416	345,424
		3,169,906
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	197,824	768,208
Jeronimo Martins SGPS SA	25,063	422,971
		1,191,179
QATAR — 0.2%
Commercial Bank PQSC	342,990	406,011
Qatar Electricity & Water Co. QSC	127,250	539,965
Qatar National Bank QPSC	296,100	1,568,737
		2,514,713
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	31,295	273,972
RUSSIA — 1.0%
Gazprom PJSC ADR	548,189	3,784,697
LUKOIL PJSC ADR	51,886	4,292,529
Magnit PJSC GDR	9,872	128,978
MMC Norilsk Nickel PJSC ADR	46,283	1,184,382
Mobile TeleSystems PJSC ADR	109,482	886,804
Sberbank of Russia PJSC ADR	141,266	2,002,445

9

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Surgutneftegas PJSC ADR	152,642	$ 867,007
Tatneft PJSC ADR	44,027	2,795,714
		15,942,556
SAUDI ARABIA — 0.3%
Bank AlBilad	25,729	181,760
Bupa Arabia for Cooperative Insurance Co.	4,950	140,403
Co. for Cooperative Insurance (d)	4,884	88,275
Dar Al Arkan Real Estate Development Co. (d)	21,626	68,835
Emaar Economic City (d)	35,584	94,101
Etihad Etisalat Co. (d)	38,006	244,579
Jarir Marketing Co.	29,238	1,231,500
National Commercial Bank	22,651	278,065
Riyad Bank	88,261	574,101
Saudi Airlines Catering Co.	55,564	1,297,560
Saudi Cement Co.	2,086	39,594
Saudi Electricity Co.	77,222	438,481
Saudi Telecom Co.	23,285	675,359
Savola Group (d)	22,691	186,612
		5,539,225
SINGAPORE — 1.0%
CapitaLand, Ltd.	465,000	1,186,962
DBS Group Holdings, Ltd.	252,758	4,569,347
Singapore Exchange, Ltd.	465,000	2,848,037
Singapore Press Holdings, Ltd. (b)	698,300	1,050,303
Singapore Telecommunications, Ltd.	1,136,300	2,547,205
United Overseas Bank, Ltd.	236,929	4,396,268
Venture Corp., Ltd.	5,700	63,104
		16,661,226
SOUTH AFRICA — 1.4%
Anglo American Platinum, Ltd.	8,662	521,594
Anglo American PLC	121,907	2,811,028
AngloGold Ashanti, Ltd.	48,777	913,903
Aspen Pharmacare Holdings, Ltd.	40,578	230,020
Bid Corp., Ltd.	27,145	576,557
Bidvest Group, Ltd.	33,069	416,151
Capitec Bank Holdings, Ltd.	6,023	511,410
Discovery, Ltd.	89,168	670,708
Exxaro Resources, Ltd.	24,503	211,053
FirstRand, Ltd. (b)	378,223	1,551,307
Foschini Group, Ltd.	36,178	390,019
Gold Fields, Ltd.	89,443	449,029
Mr. Price Group, Ltd.	36,629	382,294
MTN Group, Ltd.	147,118	934,375
MultiChoice Group, Ltd. (d)	38,656	300,758
Naspers, Ltd. Class N	38,124	5,770,584
Nedbank Group, Ltd.	18,335	274,278
Old Mutual, Ltd. (b)	678,400	869,014
PSG Group, Ltd.	19,041	265,174
Security Description	Shares	Value
Rand Merchant Investment Holdings, Ltd.	42,707	$ 84,330
Remgro, Ltd.	45,373	488,338
Sanlam, Ltd.	266,205	1,309,386
Sasol, Ltd.	51,030	851,684
Standard Bank Group, Ltd.	153,177	1,764,781
Truworths International, Ltd.	74,191	259,332
Woolworths Holdings, Ltd. (b)	72,692	264,064
		23,071,171
SOUTH KOREA — 3.4%
Amorepacific Corp.	714	83,867
Amorepacific Corp. Preference Shares	2,687	164,659
AMOREPACIFIC Group	622	34,008
BGF retail Co., Ltd.	981	161,566
Celltrion Healthcare Co., Ltd. (d)	1,771	74,621
Celltrion Pharm, Inc. (d)	459	13,450
Celltrion, Inc. (b)(d)	8,933	1,224,773
CJ CheilJedang Corp.	3,006	589,313
CJ Corp.	990	67,868
CJ Corp. Preference Shares (d)	144	7,223
E-MART, Inc.	3,496	330,266
Hana Financial Group, Inc.	36,159	1,065,589
Hanmi Pharm Co., Ltd.	558	128,753
Hanmi Science Co., Ltd.	2,350	77,800
HDC Hyundai Development Co-Engineering & Construction	8,239	226,269
Helixmith Co., Ltd. (d)	1,361	75,437
HLB, Inc. (b)(d)	3,728	188,247
Hotel Shilla Co., Ltd.	4,335	312,400
Hyundai Department Store Co., Ltd.	5,897	385,032
Hyundai Engineering & Construction Co., Ltd.	3,592	139,037
Hyundai Heavy Industries Holdings Co., Ltd.	1,044	305,044
Hyundai Mobis Co., Ltd.	6,605	1,391,515
Hyundai Motor Co.	17,310	1,939,172
Hyundai Steel Co.	8,342	271,290
KB Financial Group, Inc.	44,736	1,596,980
Kia Motors Corp.	35,986	1,371,869
Korea Aerospace Industries, Ltd.	5,694	186,127
Korea Electric Power Corp. ADR (b)(d)	56,410	611,484
Korea Shipbuilding & Offshore Engineering Co., Ltd. (d)	6,026	624,691
Korea Zinc Co., Ltd.	3,130	1,172,294
KT&G Corp.	17,405	1,535,115
LG Chem, Ltd.	1,902	476,235
LG Chem, Ltd. Preference Shares	719	100,683
LG Electronics, Inc.	17,368	978,643
LG Household & Health Care, Ltd.	1,529	1,670,696

10

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Lotte Chemical Corp.	3,292	$ 649,511
NAVER Corp.	18,000	2,362,580
NCSoft Corp.	3,007	1,309,741
Pearl Abyss Corp. (d)	990	163,876
POSCO ADR	33,664	1,587,594
Samsung Biologics Co., Ltd. (d)(f)	713	183,294
Samsung C&T Corp.	5,702	427,596
Samsung Electro-Mechanics Co., Ltd.	3,515	302,675
Samsung Electronics Co., Ltd. GDR	17,156	17,464,808
Samsung Electronics Co., Ltd. Preference Shares	34,250	1,131,025
Samsung Fire & Marine Insurance Co., Ltd.	5,962	1,111,504
Samsung Heavy Industries Co., Ltd. (d)	41,174	271,246
Samsung SDI Co., Ltd.	3,161	589,310
Samsung SDS Co., Ltd.	2,251	358,496
Samsung Securities Co., Ltd.	33,898	1,001,793
Shinhan Financial Group Co., Ltd.	50,389	1,760,866
SillaJen, Inc. (b)(d)	4,835	32,903
SK Holdings Co., Ltd.	5,499	937,839
SK Hynix, Inc.	47,995	3,298,239
SK Innovation Co., Ltd.	7,886	1,094,408
SK Telecom Co., Ltd. ADR	22,839	507,026
Woongjin Coway Co., Ltd.	4,006	283,332
		56,411,678
SPAIN — 2.0%
ACS Actividades de Construccion y Servicios SA	45,919	1,835,232
Aena SME SA (f)	1,166	213,557
Amadeus IT Group SA	28,583	2,047,913
Banco Bilbao Vizcaya Argentaria SA	536,282	2,794,941
Banco de Sabadell SA	409,806	397,715
Banco Santander SA	1,342,159	5,467,327
CaixaBank SA	100,090	262,975
Ferrovial SA	96,481	2,788,417
Iberdrola SA	644,173	6,696,917
Industria de Diseno Textil SA	110,254	3,413,649
Mapfre SA	267,211	719,835
Naturgy Energy Group SA	39,078	1,036,953
Repsol SA	133,330	2,084,410
Telefonica SA	418,499	3,194,189
		32,954,030
SWEDEN — 1.5%
Assa Abloy AB Class B	122,313	2,725,628
Atlas Copco AB Class B	101,397	2,751,455
Epiroc AB Class B	101,397	1,048,812
Essity AB Class B	6,446	188,355
Hennes & Mauritz AB Class B	86,351	1,676,055
Husqvarna AB Class B	143,249	1,090,960
Sandvik AB	126,232	1,968,814
Security Description	Shares	Value
Securitas AB Class B	76,122	$ 1,167,517
Skandinaviska Enskilda Banken AB Class A	136,230	1,253,652
Skanska AB Class B	75,897	1,539,222
SKF AB Class B	62,140	1,028,278
Svenska Handelsbanken AB Class A	167,290	1,568,405
Swedbank AB Class A	82,979	1,195,885
Tele2 AB Class B (b)	83,909	1,250,252
Telefonaktiebolaget LM Ericsson Class B	319,183	2,553,555
Telia Co. AB	184,147	825,390
Volvo AB Class B	130,991	1,841,866
		25,674,101
SWITZERLAND — 6.6%
ABB, Ltd.	222,414	4,374,004
Adecco Group AG	18,839	1,043,263
Cie Financiere Richemont SA	47,696	3,502,283
Coca-Cola HBC AG	15,062	493,163
Credit Suisse Group AG (d)	157,333	1,930,471
Geberit AG	5,121	2,447,644
Givaudan SA	1,364	3,808,229
Glencore PLC	969,866	2,925,167
Julius Baer Group, Ltd.	16,965	752,337
Kuehne + Nagel International AG	10,927	1,610,860
LafargeHolcim, Ltd.	32,399	1,595,987
Lonza Group AG	6,057	2,049,473
Nestle SA	270,427	29,365,527
Novartis AG	202,551	17,578,863
Roche Holding AG	60,421	17,599,438
SGS SA	931	2,309,877
Sika AG	10,874	1,592,142
Sonova Holding AG	2,767	643,779
STMicroelectronics NV	50,731	980,592
Swatch Group AG	5,331	1,416,218
Swiss Re AG	31,827	3,322,660
Temenos AG	5,308	888,970
UBS Group AG (d)	310,023	3,522,600
Zurich Insurance Group AG	14,841	5,685,466
		111,439,013
TAIWAN — 2.9%
Acer, Inc.	484,000	277,690
Advantech Co., Ltd.	33,599	295,654
Airtac International Group	17,000	202,469
ASE Technology Holding Co., Ltd.	215,000	490,645
Asustek Computer, Inc.	11,000	73,216
AU Optronics Corp. ADR (b)	311,401	766,046
Catcher Technology Co., Ltd.	43,000	325,710
Cathay Financial Holding Co., Ltd.	279,000	367,809
Chicony Electronics Co., Ltd.	217,443	640,600
China Airlines, Ltd.	1,234,000	361,157

11

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
China Development Financial Holding Corp.	548,000	$ 163,210
China Life Insurance Co., Ltd. (d)	282,768	224,213
Chunghwa Telecom Co., Ltd. ADR (b)	83,400	2,976,546
Compal Electronics, Inc.	287,000	165,588
CTBC Financial Holding Co., Ltd.	723,558	480,436
Delta Electronics, Inc.	183,785	784,912
E.Sun Financial Holding Co., Ltd.	1,143,062	967,151
Eclat Textile Co., Ltd.	18,650	250,073
Eva Airways Corp.	738,751	325,032
Feng TAY Enterprise Co., Ltd.	45,139	323,726
Formosa Plastics Corp.	436,000	1,328,047
Foxconn Technology Co., Ltd.	24,240	50,551
Fubon Financial Holding Co., Ltd.	460,000	660,542
Giant Manufacturing Co., Ltd.	88,000	598,495
Globalwafers Co., Ltd.	28,000	283,389
Highwealth Construction Corp.	481,400	774,287
Hiwin Technologies Corp.	24,585	214,355
Hon Hai Precision Industry Co., Ltd. GDR	815,809	3,846,539
Hotai Motor Co., Ltd.	7,000	106,384
Innolux Corp.	397,000	84,456
Largan Precision Co., Ltd.	7,000	1,004,045
MediaTek, Inc.	157,000	1,867,331
Mega Financial Holding Co., Ltd.	25,948	24,046
Micro-Star International Co., Ltd.	79,000	229,938
Pegatron Corp.	48,000	83,547
Phison Electronics Corp.	40,000	356,492
Pou Chen Corp.	195,000	249,843
Powertech Technology, Inc.	212,000	595,865
President Chain Store Corp.	35,000	327,161
Ruentex Development Co., Ltd.	70,913	94,857
Standard Foods Corp.	280,822	562,106
TaiMed Biologics, Inc. (d)	51,000	244,935
Taishin Financial Holding Co., Ltd.	1,067,151	476,399
Taiwan Business Bank	2,725,651	1,120,149
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	423,244	19,672,381
Uni-President Enterprises Corp.	470,000	1,133,169
United Microelectronics Corp. ADR	706,530	1,476,648
Walsin Technology Corp.	37,000	208,110
Win Semiconductors Corp.	42,000	377,025
Yageo Corp.	21,169	168,195
Zhen Ding Technology Holding, Ltd.	166,000	593,918
		49,275,088
Security Description	Shares	Value
THAILAND — 0.5%
Bangkok Bank PCL	236,276	$ 1,359,639
Bumrungrad Hospital PCL	91,900	384,607
Central Pattana PCL	278,600	619,415
CP ALL PCL NVDR	419,800	1,115,212
Energy Absolute PCL	47,300	74,232
Indorama Ventures PCL	169,700	180,325
IRPC PCL	5,931,700	713,705
Kasikornbank PCL	109,700	563,116
Minor International PCL	285,100	349,559
PTT PCL	1,344,020	2,032,399
Siam Commercial Bank PCL NVDR	136,000	524,702
Thai Union Group PCL Class F	328,300	179,258
TMB Bank PCL	2,366,400	121,473
		8,217,642
TURKEY — 0.1%
Akbank T.A.S. (d)	664,822	956,053
Turkiye Garanti Bankasi A/S (d)	449,193	812,231
Turkiye Is Bankasi A/S Class C (d)	624,269	693,202
		2,461,486
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	154,073	329,694
DP World PLC	12,073	168,901
Emaar Malls PJSC	766,116	392,115
Emaar Properties PJSC	173,589	217,864
Emirates Telecommunications Group Co. PJSC	17,137	76,980
First Abu Dhabi Bank PJSC	129,968	532,164
		1,717,718
UNITED KINGDOM — 9.9%
3i Group PLC	191,151	2,747,752
Associated British Foods PLC	14,035	398,311
AstraZeneca PLC	104,396	9,341,069
Auto Trader Group PLC (f)	76,217	479,003
Aviva PLC	339,854	1,672,276
BAE Systems PLC	291,238	2,045,687
Barclays PLC	1,413,292	2,619,365
Barratt Developments PLC	52,409	418,502
Berkeley Group Holdings PLC	4,614	237,611
BP PLC	1,800,757	11,445,974
British American Tobacco PLC	192,259	7,125,389
British Land Co. PLC REIT	253,540	1,827,133
BT Group PLC	661,402	1,455,508
Burberry Group PLC	62,167	1,665,466
Centrica PLC	764,808	694,979
CNH Industrial NV	78,475	799,069
Compass Group PLC	185,806	4,792,314
Diageo PLC	207,403	8,518,569
Experian PLC	89,183	2,856,305
Fiat Chrysler Automobiles NV	116,552	1,508,515
G4S PLC	137,713	321,079

12

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
GlaxoSmithKline PLC	402,267	$ 8,648,217
HSBC Holdings PLC	1,702,331	13,102,745
Imperial Brands PLC	106,929	2,408,993
InterContinental Hotels Group PLC	14,967	936,024
ITV PLC	62,504	96,973
J Sainsbury PLC	234,435	634,989
John Wood Group PLC	77,949	364,919
Land Securities Group PLC REIT	118,091	1,246,263
Legal & General Group PLC	106,310	325,418
Lloyds Banking Group PLC	4,745,210	3,164,678
Marks & Spencer Group PLC	235,815	536,002
Micro Focus International PLC	23,461	328,660
National Grid PLC	445,307	4,839,440
Next PLC	19,909	1,517,664
Pearson PLC	105,653	960,848
Persimmon PLC	17,138	458,286
Prudential PLC	161,010	2,926,585
Reckitt Benckiser Group PLC	54,847	4,287,778
RELX PLC (c)	153,828	3,663,289
RELX PLC (c)	82,729	1,968,873
Rio Tinto PLC	104,902	5,441,003
Rio Tinto, Ltd.	32,735	2,045,979
Rolls-Royce Holdings PLC	172,259	1,682,065
Royal Bank of Scotland Group PLC	258,421	661,107
RSA Insurance Group PLC	109,267	719,299
Sage Group PLC	212,415	1,809,801
Segro PLC REIT	111,010	1,109,155
Severn Trent PLC	69,482	1,853,730
Smith & Nephew PLC	146,461	3,535,678
Smiths Group PLC	35,095	678,987
SSE PLC	172,103	2,641,487
Standard Chartered PLC	239,803	2,021,873
Standard Life Aberdeen PLC	266,680	939,224
Taylor Wimpey PLC	207,704	413,365
Tesco PLC	856,553	2,543,827
Unilever NV	138,986	8,356,467
Unilever PLC	110,962	6,686,509
United Utilities Group PLC	102,958	1,047,735
Vodafone Group PLC	2,420,108	4,831,323
Whitbread PLC	15,059	796,846
WPP PLC	125,369	1,572,730
		166,774,710
UNITED STATES — 0.1%
Ferguson PLC	22,040	1,614,383
TOTAL COMMON STOCKS (Cost $1,683,900,034)		1,672,325,021

Security Description	Shares	Value
RIGHTS — 0.0% (a)
THAILAND — 0.0% (a)
TMB Bank PCL (expiring 11/26/19) (d) (e) (Cost: $0)	1,638,176	$ 9,106
WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
Minor International PCL (expiring 9/30/21) (d) (Cost: $0)	14,555	1,894
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (h) (i)	230,076	230,099
State Street Navigator Securities Lending Portfolio III (j) (k)	50,583,890	50,583,890
TOTAL SHORT-TERM INVESTMENTS (Cost $50,813,989)		50,813,989
TOTAL INVESTMENTS — 102.4% (Cost $1,734,714,023)		1,723,150,010
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(40,037,445)
NET ASSETS — 100.0%		$ 1,683,112,565
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Non-income producing security.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $736,989, representing less than 0.05% of net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.

13

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,666,942,165	$5,382,856	$ 0(a)	$1,672,325,021
Rights	—	9,106	—	9,106
Warrants	1,894	—	—	1,894
Short-Term Investments	50,813,989	—	—	50,813,989
TOTAL INVESTMENTS	$1,717,758,048	$5,391,962	$ 0	$1,723,150,010
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2019.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 4,909,288	$ 4,679,188	$ (1)	$—	230,076	$ 230,099	$ 773
State Street Institutional U.S. Government Money Market Fund, Class G Shares	48,847	48,847	110,151,867	110,200,714	—	—	—	—	45,441
State Street Navigator Securities Lending Government Money Market Portfolio	24,362,815	24,362,815	182,071,653	206,434,468	—	—	—	—	183,714
State Street Navigator Securities Lending Portfolio III	—	—	242,215,007	191,631,117	—	—	50,583,890	50,583,890	232,049
Total		$24,411,662	$539,347,815	$512,945,487	$ (1)	$—		$50,813,989	$461,977
14

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BRAZIL — 5.0%
AES Tiete Energia SA	52,661	$ 154,238
Aliansce Sonae Shopping Centers SA	0	5
Alliar Medicos A Frente SA	22,328	103,187
Alupar Investimento SA	70,047	425,287
Anima Holding SA	88,863	440,966
Arezzo Industria e Comercio SA	51,208	608,782
Banco ABC Brasil SA Preference Shares	99,260	426,551
BK Brasil Operacao e Assessoria a Restaurantes SA	91,329	452,106
BR Properties SA (a)	106,003	300,037
BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,200	52,134
Camil Alimentos SA	47,938	77,338
Cia de Locacao das Americas	50,769	617,945
Cia de Saneamento do Parana Preference Shares	171,934	679,002
Cia de Saneamento do Parana	23,845	482,006
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	57,691	250,686
Cia Hering	133,640	1,113,934
Construtora Tenda SA	56,931	336,770
CVC Brasil Operadora e Agencia de Viagens SA	116,266	1,558,903
Direcional Engenharia SA	195,466	579,537
Dommo Energia SA (a)	99,520	133,317
EcoRodovias Infraestrutura e Logistica SA	154,836	524,124
Enauta Participacoes SA	114,159	303,938
Even Construtora e Incorporadora SA (a)	81,276	204,878
Ez Tec Empreendimentos e Participacoes SA	107,767	936,560
Fleury SA	117,603	745,924
Gafisa SA (a)(b)	98,408	140,333
Gafisa SA (a)(b)	67,982	94,333
Grendene SA	159,827	334,971
Iguatemi Empresa de Shopping Centers SA	48,438	552,710
Instituto Hermes Pardini SA	58,655	336,547
International Meal Co. Alimentacao SA Class A	33,055	69,040
Iochpe Maxion SA	117,922	542,984
Light SA	122,474	564,532
Linx SA	103,952	807,079
LOG Commercial Properties e Participacoes SA	20,459	119,108
Mahle-Metal Leve SA	41,530	236,594
Marcopolo SA Preference Shares	545,798	425,852
Marfrig Global Foods SA (a)	232,291	614,550
Metalurgica Gerdau SA Preference Shares	532,509	799,006
Minerva SA (a)	46,174	108,523
Movida Participacoes SA	155,481	574,833
Security Description	Shares	Value
MRV Engenharia e Participacoes SA	278,045	$ 1,177,489
Nexa Resources SA (c)	27,253	256,451
Oi SA (a)	3,680,480	839,405
Omega Geracao SA (a)	57,180	449,572
Paranapanema SA (a)	12,561	94,085
Qualicorp Consultoria e Corretora de Seguros SA	168,139	1,255,371
Randon SA Implementos e Participacoes Preference Shares	234,925	540,868
Santos Brasil Participacoes SA	181,717	277,893
Sao Martinho SA	113,035	514,240
Ser Educacional SA (d)	63,226	339,703
SLC Agricola SA	87,459	375,628
Smiles Fidelidade SA	44,570	406,602
Tegma Gestao Logistica SA	52,881	397,363
Tupy SA	39,673	170,963
Unipar Carbocloro SA Preference Shares	33,855	258,216
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	84,652	280,859
Vulcabras Azaleia SA (a)	157,093	298,693
Wiz Solucoes e Corretagem de Seguros SA	103,899	278,118
		26,040,669
CAYMAN ISLANDS — 0.0% (e)
Aurora Mobile, Ltd. ADR (a)	13,600	54,264
Wanka Online, Inc. (a)	206,000	52,292
		106,556
CHILE — 1.3%
Besalco SA	134,756	106,818
CAP SA	67,930	592,354
Engie Energia Chile SA	174,851	309,745
Inversiones Aguas Metropolitanas SA	569,467	797,655
Inversiones La Construccion SA	51,374	793,674
Ripley Corp. SA	1,097,454	784,429
Salfacorp SA	484,117	479,320
SMU SA	2,338,795	556,399
Sociedad Matriz SAAM SA	6,827,567	595,369
SONDA SA	245,576	300,139
Vina Concha y Toro SA	667,125	1,327,462
		6,643,364
CHINA — 18.6%
21Vianet Group, Inc. ADR (a)	71,424	544,251
360 Finance, Inc. ADR (a)	29,700	264,330
361 Degrees International, Ltd. (c)	1,064,000	233,446
500.com, Ltd. Class A, ADR (a)(c)	21,307	227,133
51 Credit Card, Inc. (a)	437,500	173,562
5I5J Holding Group Co., Ltd. Class A	170,790	104,035
Advanced Technology & Materials Co., Ltd. Class A (a)	46,600	43,851
Aerospace CH UAV Co., Ltd.	30,400	46,146

15

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	27,400	$ 43,587
AK Medical Holdings, Ltd. (d)	250,000	236,944
Alpha Group Class A (a)	121,800	104,382
Anhui Construction Engineering Class A	104,100	61,079
Anhui Expressway Co., Ltd. Class H	300,000	167,615
Anhui Guangxin Agrochemical Co., Ltd. Class A	24,200	50,459
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	71,792	55,896
Anhui Jianghuai Automobile Group Corp., Ltd. Class A (a)	109,400	80,887
Anhui Jiangnan Chemical Industry Co., Ltd. Class A (a)	63,800	46,010
Anhui Jinhe Industrial Co., Ltd. Class A	18,400	51,274
Anhui Sun-Create Electronics Co., Ltd. Class A	6,394	44,562
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	38,140	60,458
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A (a)	52,500	45,507
Anhui Xinhua Media Co., Ltd. Class A	59,200	45,097
Anhui Zhongding Sealing Parts Co., Ltd. Class A	49,300	59,785
Anton Oilfield Services Group	1,568,000	156,012
Apeloa Pharmaceutical Co., Ltd. Class A	42,900	71,067
ArtGo Holdings, Ltd. (a)(c)	1,360,000	454,525
Ascletis Pharma, Inc. (a)(d)	241,000	105,446
Asia Cement China Holdings Corp.	199,500	240,233
Avic Heavy Machinery Co., Ltd. Class A	39,700	57,427
Baosheng Science and Technology Innovation Co., Ltd. Class A	207,000	106,671
Befar Group Co., Ltd. Class A	59,040	43,735
Beijing Aosaikang Pharmaceutical Co., Ltd. Class A	28,300	52,112
Beijing BDStar Navigation Co., Ltd. Class A	20,400	63,104
Beijing Capital Land, Ltd. Class H (c)	1,324,400	437,558
Beijing Changjiu Logistics Corp. Class A	32,680	46,632
Beijing Enterprises Clean Energy Group, Ltd. (a)	13,803,885	179,605
Beijing GeoEnviron Engineering & Technology, Inc. Class A	48,400	64,455
Beijing Hualian Department Store Co., Ltd. Class A	201,400	63,738
Security Description	Shares	Value
Beijing Jingneng Clean Energy Co., Ltd. Class H	640,000	$ 106,131
Beijing Jingxi Culture & Tourism Co., Ltd. Class A	51,900	69,116
Beijing Jingyuntong Technology Co., Ltd. Class A	106,800	45,315
Beijing Konruns Pharmaceutical Co., Ltd. Class A	8,900	47,434
Beijing North Star Co., Ltd. Class A	301,900	139,510
Beijing Shouhang Resources Saving Co., Ltd. Class A (a)	179,300	79,592
Beijing SPC Environment Protection Tech Co., Ltd. Class A	84,500	77,741
Beijing Teamsun Technology Co., Ltd. Class A (a)	44,700	69,167
Beijing UniStrong Science & Technology Co., Ltd. Class A (a)	46,900	66,989
Beijing WKW Automotive Parts Co., Ltd. Class A	103,076	41,281
Beijing Zhong Ke San Huan High-Tech Co., Ltd. Class A	34,000	45,088
Berry Genomics Co., Ltd. Class A (a)	33,400	144,569
BEST, Inc. ADR (a)(c)	138,890	733,339
Bestsun Energy Co., Ltd. Class A	84,000	82,574
Bestway Global Holding, Inc. (d)	50,000	20,346
Bethel Automotive Safety Systems Co., Ltd. Class A	27,700	61,558
Better Life Commercial Chain Share Co., Ltd. Class A	71,200	74,279
Biem.L.Fdlkk Garment Co., Ltd. Class A	16,900	61,767
Bitauto Holdings, Ltd. ADR (a)(c)	26,152	391,495
Blue Sail Medical Co., Ltd. Class A	49,100	88,420
Boshiwa International Holding, Ltd. (a)(c)(f)	1,843,000	—
Bright Dairy & Food Co., Ltd. Class A	37,300	54,583
Bright Real Estate Group Co., Ltd. Class A	118,300	58,312
Bright Scholar Education Holdings, Ltd. ADR (c)	20,992	202,993
C&D International Investment Group, Ltd.	31,000	32,149
Camel Group Co., Ltd. Class A	61,800	78,665
Cangzhou Dahua Co., Ltd. Class A	26,900	43,055
Cangzhou Mingzhu Plastic Co., Ltd. Class A	252,300	120,476
CAR, Inc. (a)	241,000	185,990
CCOOP Group Co., Ltd. Class A (a)	319,100	111,711
CCS Supply Chain Management Co., Ltd. Class A	46,815	49,560

16

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
CECEP Wind-Power Corp. Class A	197,600	$ 67,239
Center International Group Co., Ltd. Class A	30,300	47,267
Central China Real Estate, Ltd.	460,000	195,398
CGN Meiya Power Holdings Co., Ltd. (a)(d)	2,026,000	219,672
CGN Nuclear Technology Development Co., Ltd. Class A (a)	45,900	45,571
Chacha Food Co., Ltd. Class A	19,200	68,533
Changjiang Publishing & Media Co., Ltd. Class A	71,900	62,021
Changyou.com, Ltd. ADR (c)	18,015	171,142
Changyuan Group, Ltd. Class A (a)	87,700	77,983
Chaowei Power Holdings, Ltd.	825,000	303,084
Cheetah Mobile, Inc. ADR (c)	43,467	155,612
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	82,200	140,430
Chengdu Hongqi Chain Co., Ltd. Class A	57,599	60,090
Chengtun Mining Group Co., Ltd. Class A	119,800	85,893
Chenzhou City Jingui Silver Industry Co., Ltd. Class A (a)	52,800	40,518
China Aerospace International Holdings, Ltd.	2,552,000	143,235
China Aircraft Leasing Group Holdings, Ltd.	579,500	591,372
China Animal Healthcare, Ltd. (a)(f)	1,059,700	—
China Baoan Group Co., Ltd. Class A	96,100	59,346
China Bester Group Telecom Co., Ltd. Class A	11,500	42,675
China BlueChemical, Ltd. Class H	2,108,000	508,217
China Building Material Test & Certification Group Co., Ltd. Class A	17,800	57,703
China Calxon Group Co., Ltd. Class A (a)	99,800	90,001
China CAMC Engineering Co., Ltd. Class A	78,200	108,958
China CYTS Tours Holding Co., Ltd. Class A	62,900	106,489
China Datang Corp. Renewable Power Co., Ltd. Class H	1,509,000	146,292
China Dili Group (a)(c)	1,707,600	585,943
China Dongxiang Group Co., Ltd.	4,784,000	512,611
China Electronics Huada Technology Co., Ltd.	360,000	30,768
China Electronics Optics Valley Union Holding Co., Ltd.	1,648,000	105,110
China Everbright Greentech, Ltd. (d)	312,000	181,483
China Express Airlines Co., Ltd. Class A	32,400	45,325
Security Description	Shares	Value
China Fangda Group Co., Ltd. Class B	501,050	$ 200,691
China Foods, Ltd. (c)	830,000	367,388
China Forestry Holdings Co., Ltd. (a)(c)(f)	1,642,000	—
China Harmony New Energy Auto Holding, Ltd. (c)	789,500	261,844
China High Speed Railway Technology Co., Ltd. Class A	190,700	91,595
China Hongxing Sports, Ltd. (a)(c)(f)	4,053,000	—
China Huiyuan Juice Group, Ltd. (a)(f)	1,494,400	192,533
China Index Holdings, Ltd. ADR (a)(c)	39,405	153,679
China Lilang, Ltd.	680,000	541,266
China Logistics Property Holdings Co., Ltd. (a)(d)	1,367,000	538,821
China Maple Leaf Educational Systems, Ltd. (c)	1,462,000	460,640
China Meidong Auto Holdings, Ltd. (c)	396,000	353,598
China Metal Resources Utilization, Ltd. (a)(c)(d)	388,000	164,814
China Minmetals Rare Earth Co., Ltd. Class A (a)	43,800	79,796
China Modern Dairy Holdings, Ltd. (a)	2,668,000	387,979
China New Higher Education Group, Ltd. (c)(d)	356,000	139,868
China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd. Class A (g)	73,700	45,506
China Oriental Group Co., Ltd.	398,000	137,585
China Overseas Grand Oceans Group, Ltd.	1,249,000	567,191
China Overseas Property Holdings, Ltd.	1,871,232	923,753
China Railway Tielong Container Logistics Co., Ltd. Class A	56,800	46,848
China Rare Earth Holdings, Ltd. (a)(c)	2,000,400	119,931
China Reform Health Management and Services Group Co., Ltd. Class A (a)	54,100	132,879
China Renaissance Holdings, Ltd. (a)(d)	43,300	83,624
China Resources Double Crane Pharmaceutical Co., Ltd. Class A	50,600	86,445
China Resources Medical Holdings Co., Ltd.	681,500	411,192
China SCE Group Holdings, Ltd.	2,567,800	1,182,458
China Science Publishing & Media, Ltd. Class A	29,000	45,523
China Shineway Pharmaceutical Group, Ltd.	383,000	334,174

17

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
China Silver Group, Ltd. (a)	1,086,000	$ 138,531
China South City Holdings, Ltd.	1,094,000	129,783
China Suntien Green Energy Corp., Ltd. Class H	1,768,000	484,884
China Tian Lun Gas Holdings, Ltd. (c)	209,500	199,628
China Tianying, Inc. Class A (a)	137,000	108,968
China Travel International Investment Hong Kong, Ltd.	3,794,000	590,438
China Union Holdings, Ltd. Class A	82,200	47,654
China West Construction Group Co., Ltd. Class A	86,100	132,866
China Wuyi Co., Ltd. Class A	161,900	75,269
China Xinhua Education Group, Ltd. (d)	571,000	183,550
China Yongda Automobiles Services Holdings, Ltd.	888,000	732,883
China Yuhua Education Corp., Ltd. (d)	666,000	335,574
China Yurun Food Group, Ltd. (a)	474,000	55,627
China ZhengTong Auto Services Holdings, Ltd. (c)	649,500	187,243
China Zhonghua Geotechnical Engineering Group Co., Ltd. Class A	156,800	84,754
Chinasoft International, Ltd. (c)	2,060,000	909,202
Chlitina Holding, Ltd.	77,678	530,798
Chong Sing Holdings FinTech Group (a)(c)(g)	9,212,000	14,101
Chongqing Department Store Co., Ltd. Class A	20,700	83,105
Chongqing Dima Industry Co., Ltd. Class A	98,000	43,914
Chongqing Pharscin Pharmaceutical Co., Ltd. Class A	20,800	46,894
Chongqing Sokon Industry Group Co., Ltd. Class A	78,400	140,525
Chongqing Three Gorges Water Conservancy & Electric Power Co., Ltd. Class A	45,600	45,656
CIMC Enric Holdings, Ltd.	336,000	193,301
Cinda Real Estate Co., Ltd. Class A	92,500	49,740
Cisen Pharmaceutical Co., Ltd. Class A	26,900	56,691
CITIC Guoan Information Industry Co., Ltd. Class A (a)	220,300	111,365
CITIC Resources Holdings, Ltd.	3,661,000	226,495
CITIC Telecom International Holdings, Ltd.	2,087,000	758,725
CMST Development Co., Ltd. Class A	126,300	87,546
CNHTC Jinan Truck Co., Ltd. Class A	34,500	70,776
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	84,200	47,045
Security Description	Shares	Value
COFCO Biotechnology Co., Ltd. Class A	108,400	$ 105,042
COFCO Meat Holdings, Ltd. (a)	303,000	91,216
Colour Life Services Group Co., Ltd. (c)	568,000	283,297
Consun Pharmaceutical Group, Ltd.	560,600	309,641
Cosmo Lady China Holdings Co., Ltd. (d)	363,000	60,659
CPMC Holdings, Ltd. (c)	579,000	232,652
CPT Technology Group Co., Ltd. Class A (a)	110,500	42,707
CQ Pharmaceutical Holding Co., Ltd. Class A (a)	68,800	60,118
Crystal International Group, Ltd. (d)	400,500	163,482
CSG Holding Co., Ltd. Class A	268,250	158,519
CSG Holding Co., Ltd. Class B	568,050	179,703
CSSC Science & Technology Co., Ltd. Class A	34,500	72,998
CStone Pharmaceuticals (c)	277,000	445,213
CT Environmental Group, Ltd. (a)(c)(f)	3,217,900	69,781
CTS International Logistics Corp., Ltd. Class A	52,100	50,632
CWT International, Ltd. (a)(g)	3,934,000	66,241
D&O Home Collection Co., Ltd. Class A	26,900	74,923
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	113,940	161,149
Dah Chong Hong Holdings, Ltd.	1,324,000	418,848
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	105,300	48,218
Dalian My Gym Education Technology Co., Ltd.	44,770	76,485
Daqo New Energy Corp. ADR (a)(c)	9,081	418,543
Dare Power Dekor Home Co., Ltd. Class A	37,000	55,698
Datong Coal Industry Co., Ltd. Class A (a)	163,800	96,337
Dazhong Transportation Group Co., Ltd. Class B	252,900	119,622
Dazzle Fashion Co., Ltd. Class A	15,400	48,133
Deppon Logistics Co., Ltd. Class A	49,200	91,080
Digital China Group Co., Ltd. Class A	33,400	74,085
Digital China Information Service Co., Ltd. Class A	39,400	69,297
Do-Fluoride Chemicals Co., Ltd. Class A	28,200	51,731
Dongguan Development Holdings Co., Ltd. Class A	41,300	47,076
Dongjiang Environmental Co., Ltd. Class A	41,500	56,312
Dongjiang Environmental Co., Ltd. Class H	164,800	149,887

18

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Dongyue Group, Ltd.	579,000	$ 271,058
Dr Peng Telecom & Media Group Co., Ltd. Class A (a)	75,400	70,319
Dynagreen Environmental Protection Group Co., Ltd. Class A	50,900	80,828
Easysight Supply Chain Management Co., Ltd. Class A (a)	63,000	99,160
EGLS Co., Ltd. Class A (a)	112,200	44,621
E-House China Enterprise Holdings, Ltd. (c)	266,400	313,316
Elion Clean Energy Co., Ltd. Class A	129,300	77,495
Eternal Asia Supply Chain Management, Ltd. Class A	140,100	81,417
Everbright Jiabao Co., Ltd. Class A	98,750	58,493
Fangda Special Steel Technology Co., Ltd. Class A	74,000	86,008
Fanhua, Inc. ADR (c)	42,066	1,120,218
FAWER Automotive Parts Co., Ltd. Class A	74,500	48,928
FIH Mobile, Ltd. (a)(c)	2,051,000	251,162
FingerTango, Inc. (a)	338,000	33,630
First Tractor Co., Ltd. Class A (a)	41,700	38,248
First Tractor Co., Ltd. Class H (a)	124,500	25,887
Fortune Ng Fung Food Hebei Co., Ltd. Class A	55,200	70,187
Foshan Electrical and Lighting Co., Ltd. Class A	267,998	188,768
Foxsemicon Integrated Technology, Inc.	74,050	275,678
Fu Shou Yuan International Group, Ltd.	1,537,000	1,358,702
Fufeng Group, Ltd. (c)	1,257,600	575,909
Fujian Aonong Biological Technology Group, Inc., Ltd. Class A	21,000	53,079
Fujian Dongbai Group Co., Ltd. Class A (a)	78,400	55,881
Fujian Funeng Co., Ltd. Class A	67,500	81,005
Fujian Longking Co., Ltd. Class A	56,400	78,425
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	27,580	44,762
Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd. Class A	293,900	101,243
Gansu Qilianshan Cement Group Co., Ltd. Class A	46,600	61,731
GCI Science & Technology Co., Ltd. Class A	25,177	44,035
Gem-Year Industrial Co., Ltd. Class A (a)	54,200	46,070
Genertec Universal Medical Group Co., Ltd. (d)	1,008,400	676,606
Security Description	Shares	Value
Genimous Technology Co., Ltd. Class A	100,860	$ 84,318
Getein Biotech, Inc. Class A	32,440	106,116
Global Top E-Commerce Co., Ltd. Class A	105,700	112,343
Golden Eagle Retail Group, Ltd. (c)	186,000	202,148
Goldenmax International Technology, Ltd. Class A (a)	13,000	16,202
Goodbaby International Holdings, Ltd. (a)	999,000	150,371
Grand Baoxin Auto Group, Ltd. (a)	973,101	183,712
Grandblue Environment Co., Ltd. Class A	19,200	47,642
Greatview Aseptic Packaging Co., Ltd.	1,081,048	530,912
Gree Real Estate Co., Ltd. Class A (a)	110,900	83,394
Green Seal Holding, Ltd. (a)	25,000	32,071
Greentown China Holdings, Ltd. (c)	709,000	574,298
GreenTree Hospitality Group, Ltd. ADR (c)	16,404	164,040
Grinm Advanced Materials Co., Ltd. Class A	30,100	45,901
Guangdong Baolihua New Energy Stock Co., Ltd. Class A	65,500	56,684
Guangdong Dongfang Precision Science & Technology Co., Ltd. Class A (a)	107,000	70,123
Guangdong Ellington Electronics Technology Co., Ltd. Class A	33,600	51,991
Guangdong Golden Dragon Development, Inc. Class A (a)	53,800	96,131
Guangdong Great River Smarter Logistics Co., Ltd. Class A	24,520	48,551
Guangdong Highsun Group Co., Ltd. Class A	126,200	50,719
Guangdong Hongda Blasting Co., Ltd. Class A	31,100	60,012
Guangdong Hotata Technology Group Co., Ltd. Class A	22,500	47,324
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	120,600	87,311
Guangdong Shenglu Telecommunication Tech Co., Ltd. Class A	33,700	44,124
Guangdong Shirongzhaoye Co., Ltd. Class A	71,100	82,239
Guangdong Tapai Group Co., Ltd. Class A	99,900	134,577
Guangdong Vanward New Electric Co., Ltd. Class A	42,957	56,665
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	41,500	73,572

19

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	33,500	$ 47,943
Guangxi Liugong Machinery Co., Ltd. Class A	101,520	88,993
Guangxi Wuzhou Zhongheng Group Co., Ltd. Class A	118,600	47,665
Guangzhou Holike Creative Home Co., Ltd. Class A	42,700	87,299
Guangzhou Restaurant Group Co., Ltd. Class A	24,800	116,686
Guangzhou Tinci Materials Technology Co., Ltd. Class A	27,300	61,090
Guangzhou Yuetai Group Co., Ltd. Class A (a)	146,700	48,686
Guangzhou Zhujiang Brewery Co., Ltd. Class A	56,100	52,241
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	72,000	104,554
Guizhou Broadcasting & TV Information Network Co., Ltd. Class A	39,700	51,034
Guizhou Gas Group Corp., Ltd. Class A	48,100	93,422
Guizhou Panjiang Refined Coal Co., Ltd. Class A	173,687	124,771
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A (a)	99,200	77,096
Guocheng Mining Co., Ltd. Class A (a)	51,100	73,346
Guomai Technologies, Inc. Class A	39,700	48,977
Guorui Properties, Ltd.	1,205,000	232,103
Guotai Junan International Holdings, Ltd. (c)	1,740,000	295,201
Guoxuan High-Tech Co., Ltd. Class A	75,000	131,385
Haichang Ocean Park Holdings, Ltd. (a)(d)	840,000	123,224
Hailiang Education Group, Inc. ADR (a)(c)	2,755	178,579
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	13,700	48,230
Hainan Ruize New Building Material Co., Ltd. Class A	88,800	76,972
Hainan Strait Shipping Co., Ltd. Class A	77,150	86,320
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	63,900	98,160
Hangcha Group Co., Ltd. Class A	51,922	88,049
Hangjin Technology Co., Ltd. Class A	37,600	46,860
Hangxiao Steel Structure Co., Ltd. Class A	247,100	98,270
Hangzhou Binjiang Real Estate Group Co., Ltd. Class A	151,800	81,201
Security Description	Shares	Value
Hangzhou Hangyang Co., Ltd. Class A	51,800	$ 91,469
Hangzhou Jiebai Group Co., Ltd. Class A	73,600	50,707
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (a)	170,797	78,209
Hangzhou Zhongheng Electric Co., Ltd. Class A	39,800	68,886
Harbin Boshi Automation Co., Ltd. Class A	42,993	59,181
Harbin Electric Co., Ltd. Class H (a)	770,000	202,337
Harbin Gloria Pharmaceuticals Co., Ltd. Class A	118,500	52,105
Harbin Pharmaceutical Group Co., Ltd. Class A (a)	126,600	67,721
Hebei Chengde Lolo Co. Class A	44,900	47,345
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	56,300	98,627
Henan Huanghe Whirlwind Co., Ltd. Class A (a)	103,400	44,162
Henan Lingrui Pharmaceutical Co. Class A	39,500	45,467
Henan Pinggao Electric Co., Ltd. Class A	96,500	94,322
Henan Senyuan Electric Co., Ltd. Class A	89,008	93,106
Henan Shenhuo Coal & Power Co., Ltd. Class A	86,600	54,328
Henan Yuguang Gold & Lead Co., Ltd. Class A	67,600	44,396
Henan Zhongyuan Expressway Co., Ltd. Class A	77,600	44,444
Hengdian Entertainment Co., Ltd. Class A	22,320	46,977
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	49,500	47,274
Hengxing Gold Holding Co., Ltd. (c)	228,000	138,439
Hisense Electric Co., Ltd. Class A	73,300	83,347
Hisense Home Appliances Group Co., Ltd. Class A	58,000	88,122
Hisense Home Appliances Group Co., Ltd. Class H	216,000	207,475
Hna-Caissa Travel Group Co., Ltd. Class A (a)	90,400	92,663
Hollysys Automation Technologies, Ltd.	52,433	796,457
Hongda Xingye Co., Ltd. Class A	115,300	67,974
Honghua Group, Ltd. (a)(c)	2,809,000	193,492
Hope Education Group Co., Ltd. (d)	1,196,000	173,921
Huadian Fuxin Energy Corp., Ltd. Class H	1,056,000	184,545
Huafu Fashion Co., Ltd. Class A	88,700	90,176
Huami Corp. ADR (a)	8,600	86,000

20

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Huangshan Tourism Development Co., Ltd. Class B	464,161	$ 450,236
Huangshi Dongbei Electrical Appliance Co., Ltd. Class B	63,600	70,723
Huawen Media Group Class A (a)	120,200	48,644
Hubei Fuxing Science And Technology Co., Ltd. Class A	52,600	46,257
Hubei Xingfa Chemicals Group Co., Ltd. Class A	35,200	51,165
Huifu Payment, Ltd. (a)(c)(d)	120,000	45,463
Hunan Baili Engineering Sci & Tech Co., Ltd. Class A	33,000	48,429
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	284,200	70,441
Hunan Gold Corp., Ltd. Class A	36,800	43,957
Hunan New Wellful Co., Ltd. Class A (a)	32,400	40,380
HY Energy Group Co., Ltd. Class A	73,900	87,134
HyUnion Holding Co., Ltd. Class A	70,600	93,524
iDreamSky Technology Holdings, Ltd. (a)(d)	123,600	66,535
INESA Intelligent Tech, Inc. Class B	83,100	51,522
Inke, Ltd. (a)(c)	574,000	79,077
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	216,000	160,488
Inner Mongolia Xingye Mining Co., Ltd. Class A (a)	100,000	75,057
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (a)	143,000	46,257
Inspur Software Co., Ltd. Class A	14,600	42,934
IReader Technology Co., Ltd. Class A	22,400	44,887
Jack Sewing Machine Co., Ltd. Class A	30,800	87,597
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	49,100	64,081
Jiangling Motors Corp., Ltd. Class A	24,700	56,171
Jiangnan Group, Ltd. (a)	504,000	17,680
Jiangsu Dingsheng New Energy Materials Co., Ltd. Class A	23,500	46,795
Jiangsu Etern Co., Ltd. Class A	78,300	43,858
Jiangsu Flowers King Horticulture Co., Ltd. Class A	60,500	59,897
Jiangsu Guotai International Group Co., Ltd. Class A	61,500	46,160
Jiangsu Hengshun Vinegar Industry Co., Ltd. Class A	28,700	54,296
Jiangsu Hongtu High Technology Co., Ltd. Class A (a)	153,800	68,918
Jiangsu Huaxicun Co., Ltd. Class A	47,000	44,886
Security Description	Shares	Value
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd. Class A	221,200	$ 134,123
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	26,100	61,401
Jiangsu Linyang Energy Co., Ltd. Class A	134,700	89,785
Jiangsu Nhwa Pharmaceutical Co., Ltd. Class A	56,000	85,162
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd. Class A	75,200	49,493
Jiangsu Yoke Technology Co., Ltd. Class A	22,700	65,546
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd. Class A	143,000	107,132
Jiangsu Zhongli Group Co., Ltd. Class A (a)	73,000	66,752
Jiangxi Special Electric Motor Co., Ltd. Class A (a)	204,300	114,148
Jiangxi Wannianqing Cement Co., Ltd. Class A	54,300	70,487
Jianpu Technology, Inc. ADR (a)(c)	34,100	85,250
Jiayou International Logistics Co., Ltd. Class A	10,600	44,293
Jilin Zixin Pharmaceutical Industrial Co., Ltd. Class A (a)	69,300	62,495
Jinchuan Group International Resources Co., Ltd. (c)	2,479,000	199,221
Jingrui Holdings, Ltd.	504,000	162,012
Jingwei Textile Machinery Co., Ltd. Class A	28,000	47,914
JinkoSolar Holding Co., Ltd. ADR (a)(c)	26,419	421,383
Jinneng Science&Technology Co., Ltd. Class A	50,300	75,719
Jinxi Axle Co., Ltd. Class A	7,900	4,790
Jinyuan EP Co., Ltd. Class A	86,400	116,995
JiuGui Liquor Co., Ltd. Class A	14,600	80,859
Jiuzhitang Co., Ltd. Class A	63,000	72,429
Jizhong Energy Resources Co., Ltd. Class A	257,400	126,155
JNBY Design, Ltd.	122,000	175,233
Joinn Laboratories China Co., Ltd. Class A	5,900	56,016
Jointo Energy Investment Co., Ltd. Hebei Class A	60,400	45,588
Joy City Property, Ltd.	1,722,000	182,318
Jumei International Holding, Ltd. ADR (a)(c)	53,040	112,445
Kama Co., Ltd. Class B (a)	296,800	147,213
Kandi Technologies Group, Inc. (a)(c)	40,264	187,630
Kangda International Environmental Co., Ltd. (a)(d)	868,200	91,921

21

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Kasen International Holdings, Ltd. (a)(c)	394,000	$ 304,569
Keda Clean Energy Co., Ltd. Class A (a)	148,700	84,332
Keda Group Co., Ltd. Class A	111,500	60,269
KingClean Electric Co., Ltd. Class A	23,100	70,873
Kingnet Network Co., Ltd. Class A (a)	125,500	50,613
Konka Group Co., Ltd. Class A	77,900	45,816
Konka Group Co., Ltd. Class B	704,600	222,901
Koolearn Technology Holding, Ltd. (a)(c)(d)	79,500	127,372
KPC Pharmaceuticals, Inc. Class A	34,900	51,999
KTK Group Co., Ltd. Class A	5,700	8,972
Kunwu Jiuding Investment Holdings Co., Ltd. Class A	17,200	50,676
L&K Engineering Suzhou Co., Ltd. Class A	5,600	12,453
Lanzhou Minbai Shareholding Group Co., Ltd. Class A	57,400	47,102
Launch Tech Co., Ltd. Class H	217,700	120,522
Leo Group Co., Ltd. Class A (a)	397,700	93,004
LexinFintech Holdings, Ltd. ADR (a)(c)	38,880	389,966
Leyou Technologies Holdings, Ltd. (a)(c)	1,564,200	504,812
Liaoning Wellhope Agri-Tech JSC, Ltd. Class A	40,700	68,335
Lier Chemical Co., Ltd. Class A	33,400	54,114
Lifetech Scientific Corp. (a)	2,628,000	462,617
LingNan Eco&Culture-Tourism Co., Ltd. Class A	134,700	89,785
Lingyuan Iron & Steel Co., Ltd. Class A	154,000	59,088
Lionco Pharmaceutical Group Co., Ltd. Class A	43,296	50,140
Liuzhou Iron & Steel Co., Ltd. Class A	63,200	45,312
Loncin Motor Co., Ltd. Class A	192,600	94,935
Long Yuan Construction Group Co., Ltd. Class A	91,000	99,140
Lonking Holdings, Ltd.	2,084,000	536,990
Luolai Lifestyle Technology Co., Ltd. Class A	59,400	75,194
Luoniushan Co., Ltd. Class A	61,400	78,500
Luoyang Glass Co., Ltd. Class A (a)	43,600	61,726
Luthai Textile Co., Ltd. Class B	125,200	124,411
LVGEM China Real Estate Investment Co., Ltd. (c)	414,000	147,868
Macrolink Culturaltainment Development Co., Ltd. Class A	128,300	81,746
Maoyan Entertainment (a)(d)	216,200	343,078
Maoye Commericial Co., Ltd. Class A	80,323	53,765
Security Description	Shares	Value
Markor International Home Furnishings Co., Ltd. Class A	132,100	$ 72,883
Mayinglong Pharmaceutical Group Co., Ltd. Class A	20,100	47,202
Meitu, Inc. (a)(c)(d)	798,000	183,228
Microport Scientific Corp. (c)	257,355	233,082
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	10,400	46,821
MLS Co., Ltd. Class A	44,600	71,261
MMG, Ltd. (a)	1,184,000	279,409
Montnets Rongxin Technology Group Co., Ltd. Class A (a)	35,700	84,136
MYS Group Co., Ltd. Class A	85,600	57,057
Nanfang Communication Holdings, Ltd. (c)	64,000	36,003
Nanjing Huadong Electronics Information & Technology Co., Ltd. Class A (a)	155,900	47,155
Nanjing Iron & Steel Co., Ltd. Class A	202,700	87,141
Nanjing Panda Electronics Co., Ltd. Class A	27,800	42,744
Nanjing Redsun Co., Ltd. Class A	29,100	42,787
National Agricultural Holdings, Ltd. (a)(c)(f)	396,000	15,028
NBTM New Materials Group Co., Ltd. Class A	48,100	45,667
Ningbo Construction Co., Ltd. Class A	90,500	45,242
Ningbo Huaxiang Electronic Co., Ltd. Class A	23,700	49,549
Ningbo Jifeng Auto Parts Co., Ltd. Class A	39,700	46,865
Ningbo Peacebird Fashion Co., Ltd. Class A	24,900	47,909
Ningbo Sanxing Medical Electric Co., Ltd. Class A	141,500	140,485
Ningbo Shanshan Co., Ltd. Class A	59,600	89,385
Ningbo Tuopu Group Co., Ltd. Class A	46,240	76,536
Ningbo Xusheng Auto Technology Co., Ltd. Class A	12,700	51,432
Ningxia Jiaze New Energy Co., Ltd. Class A	115,400	66,901
Niu Technologies ADR (a)(c)	12,300	103,812
Noah Holdings, Ltd. ADR (a)(c)	13,600	397,120
Norinco International Cooperation, Ltd. Class A	49,100	58,511
Northeast Pharmaceutical Group Co., Ltd. Class A (a)	55,279	59,837
On-Bright Electronics, Inc.	34,000	179,729
OneSmart International Education Group, Ltd. ADR (a)	38,600	285,254
ORG Technology Co., Ltd. Class A (a)	97,800	64,504
Ozner Water International Holding, Ltd. (a)(c)(d)	1,381,000	223,725

22

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Pengxin International Mining Co., Ltd. Class A (a)	134,100	$ 86,193
Pingdingshan Tianan Coal Mining Co., Ltd. Class A (a)	154,500	81,997
Poly Culture Group Corp., Ltd. Class H	175,300	139,312
Poly Property Group Co., Ltd.	2,228,000	775,881
Poten Environment Group Co., Ltd. Class A	31,700	50,649
PPDAI Group, Inc. ADR	66,968	194,207
Puxin, Ltd. ADR (a)(c)	20,900	166,573
Q Technology Group Co., Ltd. (a)	295,000	317,977
Qeeka Home Cayman, Inc. (a)(d)	142,000	44,197
Qianhe Condiment and Food Co., Ltd. Class A	17,000	51,372
Qingdao East Steel Tower Stock Co., Ltd. Class A	54,100	48,106
Qingdao Gon Technology Co., Ltd. Class A	16,300	53,982
Qingdao Hanhe Cable Co., Ltd. Class A	223,900	87,162
Qutoutiao, Inc. ADR (a)(c)	79,700	294,890
Real Gold Mining, Ltd. (a)(c)(f)	251,500	—
Realcan Pharmaceutical Group Co., Ltd. Class A	60,300	67,721
Red Avenue New Materials Group Co., Ltd. Class A	19,300	51,890
Redco Properties Group, Ltd. (c)(d)	264,000	112,478
Redsun Properties Group, Ltd.	388,000	122,249
Renhe Pharmacy Co., Ltd. Class A	47,500	44,366
RISE Education Cayman, Ltd. ADR (a)	6,900	57,753
Rongan Property Co., Ltd. Class A (a)	124,400	45,989
Runjian Co., Ltd. Class A	17,000	65,465
Sailun Group Co., Ltd. Class A	82,080	46,780
Sany Heavy Equipment International Holdings Co., Ltd.	301,000	129,394
Saurer Intelligent Technology Co., Ltd. Class A	128,800	133,648
Secoo Holding, Ltd. ADR (a)(c)	8,600	57,534
SGIS Songshan Co., Ltd. Class A (a)	130,800	67,770
Shaanxi Aerospace Power Hi-Tech Co., Ltd. Class A	33,700	44,643
Shaanxi Heimao Coking Co., Ltd. Class A	153,600	73,346
Shandong Airlines Co., Ltd. Class B	246,100	248,944
Shandong Chenming Paper Holdings, Ltd. Class A	152,000	100,891
Shandong Chenming Paper Holdings, Ltd. Class B	234,600	95,164
Shandong Hi-Speed Road & Bridge Co., Ltd. Class A	77,900	51,706
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	186,900	105,997
Security Description	Shares	Value
Shandong New Beiyang Information Technology Co., Ltd. Class A	29,600	$ 51,812
Shandong Xinchao Energy Corp., Ltd. Class A (a)	476,500	134,118
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	49,810	46,733
Shang Gong Group Co., Ltd. Class B (a)	359,100	188,527
Shanghai AtHub Co., Ltd. Class A	8,800	42,514
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	24,500	73,282
Shanghai Belling Co., Ltd. Class A	20,600	43,559
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	479,000	294,585
Shanghai Daimay Automotive Interior Co., Ltd. Class A	13,600	48,392
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	82,400	56,309
Shanghai Diesel Engine Co., Ltd. Class B	424,760	215,778
Shanghai East China Computer Co., Ltd. Class A	20,377	71,536
Shanghai Environment Group Co., Ltd. Class A	47,000	72,989
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A	21,300	52,197
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	170,000	149,195
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	510,000	352,604
Shanghai Haixin Group Co. Class B	706,708	290,457
Shanghai Haohai Biological Technology Co., Ltd. Class H (d)	7,800	37,660
Shanghai Highly Group Co., Ltd. Class B	295,400	225,390
Shanghai Industrial Development Co., Ltd. Class A	91,070	76,134
Shanghai Jin Jiang Capital Co., Ltd. Class H	1,132,000	170,391
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	126,600	120,017
Shanghai Jinjiang International Travel Co., Ltd. Class B	139,300	236,113
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	41,600	80,099
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	184,939	196,775
Shanghai La Chapelle Fashion Co., Ltd. Class A	63,700	44,779

23

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	112,400	$ 65,642
Shanghai Maling Aquarius Co., Ltd. Class A	38,000	45,230
Shanghai Moons' Electric Co., Ltd. Class A	55,500	101,267
Shanghai Phoenix Enterprise Group Co., Ltd. Class B (a)	91,800	45,900
Shanghai Pudong Road & Bridge Construction Co., Ltd. Class A	53,300	45,977
Shanghai Rongtai Health Technology Corp., Ltd. Class A	23,700	85,359
Shanghai Runda Medical Technology Co., Ltd. Class A	32,900	46,900
Shanghai Shibei Hi-Tech Co., Ltd. Class B	507,400	198,393
Shanghai Shyndec Pharmaceutical Co., Ltd. Class A	74,900	87,474
Shanghai Sinotec Co., Ltd.	13,700	44,930
Shanghai Tianyong Engineering Co., Ltd. Class A	15,700	52,303
Shanghai Tongji Science & Technology Industrial Co., Ltd. Class A	41,000	45,127
Shanghai Wanye Enterprises Co., Ltd. Class A	46,100	86,633
Shanghai Weaver Network Co., Ltd. Class A	8,100	72,014
Shanghai Xin Nanyang Only Education & Technology Co., Ltd. Class A (a)	53,600	140,057
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	92,400	44,769
Shanxi Blue Flame Holding Co., Ltd. Class A (a)	62,800	92,689
Shanxi Lanhua Sci-Tech Venture Co., Ltd. Class A	85,700	78,125
Shede Spirits Co., Ltd. Class A	20,200	84,888
Sheng Ye Capital, Ltd. (c)	202,000	189,132
Shengda Mining Co., Ltd. Class A (a)	27,900	53,915
Shenzhen Agricultural Products Group Co., Ltd. Class A	104,300	76,094
Shenzhen Bauing Construction Holding Group Co., Ltd. Class A	96,100	68,766
Shenzhen Centralcon Investment Holding Co., Ltd. Class A	71,700	92,773
Shenzhen Cereals Holdings Co., Ltd. Class A	93,965	80,396
Shenzhen Clou Electronics Co., Ltd. Class A (a)	106,900	71,105
Shenzhen Danbond Technology Co., Ltd. Class A	24,800	43,584
Shenzhen Das Intellitech Co., Ltd. Class A (a)	86,093	42,316
Security Description	Shares	Value
Shenzhen Desay Battery Technology Co. Class A	11,200	$ 63,911
Shenzhen Ellassay Fashion Co., Ltd. Class A	32,585	71,456
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	48,900	52,247
Shenzhen Fenda Technology Co., Ltd. Class A (a)	138,400	82,949
Shenzhen Fuanna Bedding and Furnishing Co., Ltd. Class A	77,900	71,560
Shenzhen Gongjin Electronics Co., Ltd. Class A	24,048	46,741
Shenzhen Grandland Group Co., Ltd. Class A	112,600	73,162
Shenzhen H&T Intelligent Control Co., Ltd. Class A	25,600	45,384
Shenzhen Heungkong Holding Co., Ltd. Class A	215,600	70,043
Shenzhen Hifuture Information Technology Co., Ltd. Class A (a)	92,200	109,873
Shenzhen Megmeet Electrical Co., Ltd. Class A	30,600	84,457
Shenzhen MTC Co., Ltd. Class A (a)	221,100	86,382
Shenzhen Neptunus Bioengineering Co., Ltd. Class A	104,495	48,581
Shenzhen New Nanshan Holding Group Co., Ltd. Class A (a)	156,300	68,725
Shenzhen Noposion Agrochemicals Co., Ltd. Class A (a)	52,200	43,931
Shenzhen SDG Information Co., Ltd. Class A	32,000	54,086
Shenzhen SEG Co., Ltd. Class B	150,300	53,874
Shenzhen Selen Science & Technology Co., Ltd. Class A	82,362	62,165
Shenzhen Sinovatio Technology Co., Ltd. Class A	4,600	61,130
Shenzhen Sunrise New Energy Co., Ltd. Class A (a)	124,400	43,724
Shenzhen Tagen Group Co., Ltd. Class A	78,000	56,251
Shenzhen Tellus Holding Co., Ltd. Class A (a)	15,700	44,608
Shenzhen World Union Group, Inc. Class A	161,500	85,712
Shenzhen Yan Tian Port Holding Co., Ltd. Class A	100,700	82,774
Shenzhen Zhenye Group Co., Ltd. Class A	82,500	58,110
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	107,300	80,687
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	59,302	89,602

24

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Shougang Concord International Enterprises Co., Ltd. (c)	12,906,000	$ 526,816
Shougang Fushan Resources Group, Ltd.	3,310,000	684,006
Shui On Land, Ltd.	1,129,500	224,765
Shunfa Hengye Corp. Class A	206,600	81,295
Sichuan Expressway Co., Ltd. Class H	1,736,000	515,968
Sichuan Haite High-tech Co., Ltd. Class A (a)	33,300	55,537
Sichuan Road & Bridge Co., Ltd. Class A	142,000	64,227
Sichuan Shuangma Cement Co., Ltd. Class A (a)	59,850	113,143
Sichuan Yahua Industrial Group Co., Ltd. Class A	55,100	47,452
Sieyuan Electric Co., Ltd. Class A	61,300	95,111
Sihuan Pharmaceutical Holdings Group, Ltd.	1,480,000	224,660
Silergy Corp.	74,000	1,834,228
Silver Grant International Industries, Ltd. (a)	770,000	126,706
Sinochem International Corp. Class A	65,800	45,610
Sinofert Holdings, Ltd. (c)	1,648,000	168,176
Sinoma Energy Conservation, Ltd. Class A	66,900	47,778
Sinoma International Engineering Co. Class A	83,200	68,273
Sinomach Automobile Co., Ltd. Class A	60,700	54,315
Sinopec Kantons Holdings, Ltd.	1,166,000	478,930
Sino-Platinum Metals Co., Ltd. Class A	20,800	44,069
Sinosoft Technology Group, Ltd.	770,200	175,863
Sinosteel Engineering & Technology Co., Ltd. Class A	62,840	45,406
Sinovac Biotech, Ltd. (a)(c)(g)	67,578	437,230
Skshu Paint Co., Ltd. Class A	5,700	51,140
Skyfame Realty Holdings, Ltd.	1,752,000	243,600
Skyworth Digital Co., Ltd. Class A	50,900	61,155
Smartac Group China Holdings, Ltd. (a)	2,768,000	81,916
Sogou, Inc. ADR (a)	20,000	98,800
Sohu.com, Ltd. ADR (a)(c)	34,492	350,439
Sou Yu Te Group Co., Ltd. Class A (a)	214,800	69,482
Springland International Holdings, Ltd.	1,427,000	282,145
Square Technology Group Co., Ltd. Class A	23,200	47,562
Suncity Group Holdings, Ltd. (a)(c)	860,000	195,270
Sunflower Pharmaceutical Group Co., Ltd. Class A	36,500	73,806
Suning Universal Co., Ltd. Class A	127,000	65,623
Security Description	Shares	Value
Sunsea AIoT Technology Co., Ltd. Class A	16,800	$ 46,204
Sunshine 100 China Holdings, Ltd. (a)(c)(d)	487,000	90,077
Sunstone Development Co., Ltd. Class A	31,200	45,481
Sunward Intelligent Equipment Co., Ltd. Class A	197,725	158,929
Suzhou Anjie Technology Co., Ltd. Class A	47,500	94,784
Suzhou Chunxing Precision Mechanical Co., Ltd. Class A (a)	51,300	62,857
Suzhou Keda Technology Co., Ltd. Class A	27,196	44,634
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,300	62,357
Suzhou Victory Precision Manufacture Co., Ltd. Class A (a)	158,200	59,149
Taihai Manoir Nuclear Equipment Co., Ltd. Class A	50,300	57,828
Taiji Computer Corp., Ltd. Class A	19,300	79,836
Tangrenshen Group Co., Ltd. Class A	30,300	41,115
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	91,400	66,043
Tatwah Smartech Co., Ltd. Class A (a)	68,200	49,088
TCL Electronics Holdings, Ltd.	96,000	48,126
Teamax Smart City Technology Corp., Ltd. Class A (a)	68,600	41,883
Tecon Biology Co., Ltd. Class A	40,000	49,964
Tian Di Science & Technology Co., Ltd. Class A	231,200	106,192
Tian Ge Interactive Holdings, Ltd. (a)(c)(d)	783,000	199,760
Tiangong International Co., Ltd.	1,824,000	663,112
TianGuang ZhongMao Co., Ltd. Class A (a)	197,000	41,931
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	105,000	103,071
Tianjin Development Holdings, Ltd.	868,000	234,732
Tianjin Guangyu Development Co., Ltd. Class A	102,300	91,252
Tianjin Port Development Holdings, Ltd.	4,302,000	389,624
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	403,000	322,400
Tianli Education International Holdings, Ltd.	739,000	284,688
Tianneng Power International, Ltd. (c)	788,000	554,859
Tibet Huayu Mining Co., Ltd. Class A	34,700	43,635

25

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Tibet Summit Resources Co., Ltd. Class A	50,000	$ 83,109
Tibet Tianlu Co., Ltd. Class A	55,900	54,951
Titan Wind Energy Suzhou Co., Ltd. Class A	95,900	93,735
Tong Ren Tang Technologies Co., Ltd. Class H	803,000	730,335
Tongding Interconnection Information Co., Ltd. Class A	54,300	58,397
TongFu Microelectronics Co., Ltd. Class A	42,700	65,474
Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd. Class A (a)	59,700	59,356
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	338,600	124,701
Tongyu Communication, Inc. Class A	12,595	46,650
Tsaker Chemical Group, Ltd. (d)	57,000	13,815
Tunghsu Azure Renewable Energy Co., Ltd. Class A	90,800	64,465
Tuniu Corp. ADR (a)(c)	101,381	302,115
UE Furniture Co., Ltd. Class A	32,298	51,786
Uxin, Ltd. ADR (a)(c)	68,536	167,913
Valiant Co., Ltd. Class A	39,700	69,547
Vatti Corp., Ltd. Class A	54,100	74,621
Virscend Education Co., Ltd. (c)(d)	1,085,000	311,408
Viva Biotech Holdings (d)	270,000	154,642
Wangfujing Group Co., Ltd. Class A	35,661	71,859
Wangneng Environment Co., Ltd. Class A	25,800	58,745
Weimob, Inc. (a)(c)(d)	1,160,000	520,856
West China Cement, Ltd.	2,784,000	454,565
Western Region Gold Co., Ltd. Class A	25,500	53,170
WG Tech JiangXi Co., Ltd. Class A	9,800	45,424
Wisdom Education International Holdings Co., Ltd.	372,000	149,950
Wise Talent Information Technology Co., Ltd. (a)	93,200	219,465
Wolong Electric Group Co., Ltd. Class A	89,300	103,916
Wuhan DDMC Culture Co., Ltd. Class A	34,700	54,422
Wuhan Department Store Group Co., Ltd. Class A	34,110	48,290
Wuxi Shangji Automation Co., Ltd. Class A	16,160	62,457
X Financial ADR	15,041	34,143
Xiabuxiabu Catering Management China Holdings Co., Ltd. (c)(d)	199,500	264,663
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	73,900	118,800
Security Description	Shares	Value
Xiamen Goldenhome Co., Ltd. Class A	5,900	$ 53,025
Xiamen International Airport Co., Ltd. Class A	16,000	47,342
Xiamen International Port Co., Ltd. Class H	2,118,000	270,174
Xiamen Kingdomway Group Co. Class A	33,000	75,924
Xi'an Haitiantian Holdings Co., Ltd. (a)	246,000	124,265
Xian International Medical Investment Co., Ltd. Class A	79,500	55,663
Xilinmen Furniture Co., Ltd. Class A (a)	32,600	56,789
Xinfengming Group Co., Ltd. Class A	36,800	58,849
Xingda International Holdings, Ltd.	697,326	189,467
Xinhua Winshare Publishing and Media Co., Ltd. Class A	38,100	74,320
Xinhua Winshare Publishing and Media Co., Ltd. Class H	139,000	98,584
Xinhuanet Co., Ltd. Class A	30,100	84,089
Xinjiang Tianshan Cement Co., Ltd. Class A	59,400	90,998
Xinjiang Tianye Co., Ltd. Class A	69,500	45,352
Xinjiang Yilite Industry Co., Ltd. Class A	26,200	60,279
Xishui Strong Year Co., Ltd. Inner Mongolia Class A	69,500	84,963
Xiwang Foodstuffs Co., Ltd. Class A	64,600	45,592
Xtep International Holdings, Ltd.	612,000	331,005
Xuji Electric Co., Ltd. Class A	75,600	89,561
Yadea Group Holdings, Ltd. (c)(d)	644,000	139,654
Yang Quan Coal Industry Group Co., Ltd. Class A	139,000	100,437
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	100,600	171,019
Yantai Eddie Precision Machinery Co., Ltd. Class A	24,600	88,531
Yantai Tayho Advanced Materials Co., Ltd. Class A	34,100	49,136
YGSOFT, Inc. Class A	33,028	45,417
Yifan Pharmaceutical Co., Ltd. Class A	66,400	124,688
Yihua Healthcare Co., Ltd. Class A (a)	60,900	47,501
Yihua Lifestyle Technology Co., Ltd. Class A	129,000	58,528
Yijiahe Technology Co., Ltd. Class A	5,600	50,219
Yintech Investment Holdings, Ltd. ADR (a)	4,500	22,365
Yirendai, Ltd. ADR (a)(c)	10,548	74,047
Yixin Group, Ltd. (a)(d)	1,090,500	254,562
Yotrio Group Co., Ltd. Class A	184,180	93,364
Youngy Co., Ltd. Class A (a)	19,700	43,945

26

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Youzu Interactive Co., Ltd. Class A (a)	48,300	$ 107,541
Yunnan Aluminium Co., Ltd. Class A (a)	121,900	76,815
YunNan Metropolitan Real Estate Development Co., Ltd. Class A	113,000	46,363
Zall Smart Commerce Group, Ltd. (a)	2,561,000	307,082
ZBOM Home Collection Co., Ltd. Class A	21,400	58,825
Zhefu Holding Group Co., Ltd. Class A	144,800	92,462
Zhejiang Communications Technology Co., Ltd.	96,700	70,279
Zhejiang Dayuan Pumps Industrial Co., Ltd. Class A	22,300	49,807
Zhejiang Grandwall Electric Science&Technology Co., Ltd. Class A	34,100	89,820
Zhejiang Hangmin Co., Ltd. Class A	86,296	73,351
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	61,500	59,251
Zhejiang Huafeng Spandex Co., Ltd. Class A	67,800	47,946
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	10,300	48,448
Zhejiang Jingu Co., Ltd. Class A	54,800	53,716
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	33,300	47,983
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	44,300	47,456
Zhejiang Medicine Co., Ltd. Class A	39,400	63,173
Zhejiang Meida Industrial Co., Ltd. Class A	41,700	75,152
Zhejiang NetSun Co., Ltd. Class A	15,100	50,071
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	27,900	45,672
Zhejiang Runtu Co., Ltd. Class A	51,600	84,251
Zhejiang Satellite Petrochemical Co., Ltd. Class A	53,400	92,948
Zhejiang Tony Electronic Co., Ltd. Class A	20,500	75,527
Zhejiang Wanliyang Co., Ltd. Class A	107,300	107,582
Zhejiang Wanma Co., Ltd. Class A	96,700	75,153
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	44,500	46,985
Zhejiang Xinan Chemical Industrial Group Co., Ltd. Class A	35,200	47,813
Zhejiang Yankon Group Co., Ltd. Class A	101,700	61,950
Zhejiang Yasha Decoration Co., Ltd. Class A	175,200	131,746
Zhejiang Yatai Pharmaceutical Co., Ltd. Class A	34,500	41,354
Security Description	Shares	Value
Zhejiang Yongtai Technology Co., Ltd. Class A	45,833	$ 54,040
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	65,300	56,602
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	240,600	119,388
ZhongMan Petroleum and Natural Gas Group Corp., Ltd.	26,400	57,301
Zhongshan Broad Ocean Motor Co., Ltd. Class A (a)	167,400	92,125
Zhou Hei Ya International Holdings Co., Ltd. (d)	336,000	153,012
Zhuzhou Kibing Group Co., Ltd. Class A	178,600	90,035
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	118,600	114,428
ZJBC Information Technology Co., Ltd. Class A	35,700	48,642
Zotye Automobile Co., Ltd. Class A (a)	261,500	127,432
		97,124,515
COLOMBIA — 0.1%
Avianca Holdings SA Preference Shares	193,036	84,352
Celsia SA ESP	252,721	316,041
Cemex Latam Holdings SA (a)	145,571	181,417
		581,810
CZECH REPUBLIC — 0.3%
Moneta Money Bank A/S (d)	420,836	1,296,449
Philip Morris CR A/S	673	388,225
		1,684,674
EGYPT — 0.7%
Egypt Kuwait Holding Co. SAE	630,742	889,346
Egyptian Financial Group-Hermes Holding Co.	539,364	644,269
ElSewedy Electric Co.	127,291	104,783
Emaar Misr for Development SAE (a)	203,020	37,942
Ezz Steel Co SAE (a)	409,175	237,462
Heliopolis Housing	100,941	155,077
Ibnsina Pharma SAE (a)	205,262	125,937
Medinet Nasr Housing (a)	629,486	175,693
Orascom Investment Holding (a)	2,967,960	105,280
Palm Hills Developments SAE (a)	914,861	119,797
Pioneers Holding for Financial Investments SAE (a)	155,371	52,248
Qalaa Holdings SAE (a)	498,270	75,049
Six of October Development & Investment	460,156	439,045
Talaat Moustafa Group	433,817	274,699
Telecom Egypt Co.	159,925	117,882
		3,554,509

27

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
GREECE — 1.1%
Aegean Airlines SA	47,335	$ 417,997
Diana Shipping, Inc. (a)	13,046	44,095
Ellaktor SA (a)	99,974	199,455
FF Group (a)(f)	24,815	12,986
Fourlis Holdings SA	33,516	201,331
GEK Terna Holding Real Estate Construction SA (a)	46,423	337,065
Hellenic Exchanges - Athens Stock Exchange SA	82,862	416,450
Holding Co. ADMIE IPTO SA	142,556	323,262
Mytilineos Holdings SA	101,226	1,056,664
Piraeus Bank SA (a)	251,181	843,419
Public Power Corp. SA (a)	133,132	455,741
Star Bulk Carriers Corp. (a)	75,785	763,155
StealthGas, Inc. (a)	75,726	229,450
Tsakos Energy Navigation, Ltd.	114,595	338,055
		5,639,125
HONG KONG — 2.3%
Agritrade Resources, Ltd. (c)	1,685,000	197,745
AGTech Holdings, Ltd. (a)	2,376,000	112,141
Ajisen China Holdings, Ltd.	699,000	196,163
Anxin-China Holdings, Ltd. (a)(f)	2,248,000	—
Beijing Enterprises Medical & Health Group, Ltd. (a)	2,471,600	81,973
Camsing International Holding, Ltd. (g)	276,000	40,840
Central Wealth Group Holdings, Ltd. (a)	5,096,000	49,404
China Animation Characters Co., Ltd. (c)	1,122,000	279,090
China Everbright, Ltd.	300,000	350,920
China First Capital Group, Ltd. (a)	2,224,000	649,662
China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A (c)	584,000	307,666
China High Precision Automation Group, Ltd. (a)(f)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd. (c)	563,000	345,438
China Lumena New Materials Corp. (a)(c)(f)	4,181,298	—
China Metal Recycling Holdings, Ltd. (a)(c)(f)	693,675	—
China Minsheng Financial Holding Corp., Ltd. (a)(c)	7,960,000	95,446
China Oil & Gas Group, Ltd.	5,108,000	182,443
China Star Entertainment, Ltd.	390,000	50,744
China Water Affairs Group, Ltd. (c)	516,000	400,852
Comba Telecom Systems Holdings, Ltd. (c)	1,152,575	267,582
Concord New Energy Group, Ltd.	8,860,000	435,123
Dawnrays Pharmaceutical Holdings, Ltd.	1,485,000	282,247
Digital China Holdings, Ltd. (c)	1,005,000	540,998
Essex Bio-technology, Ltd.	250,000	162,959
Security Description	Shares	Value
Fosun Tourism Group (d)	69,400	$ 91,537
Fullshare Holdings, Ltd. (a)	5,555,000	180,693
GCL-Poly Energy Holdings, Ltd. (a)(c)	8,599,000	345,522
Hi Sun Technology China, Ltd. (a)	1,881,000	321,522
Huabao International Holdings, Ltd.	1,481,000	542,193
Huayi Tencent Entertainment Co., Ltd. (a)(c)	2,940,000	38,253
IMAX China Holding, Inc. (d)	77,200	182,182
Jiayuan International Group, Ltd.	510,000	212,733
Ju Teng International Holdings, Ltd.	1,055,500	247,738
Lifestyle China Group, Ltd. (a)(c)	411,500	116,006
Meilleure Health International Industry Group, Ltd. (a)	936,000	59,698
NetDragon Websoft Holdings, Ltd.	277,000	644,498
NewOcean Energy Holdings, Ltd. (a)(c)	1,752,000	330,760
Pou Sheng International Holdings, Ltd.	2,355,000	699,945
Sansheng Holdings Group Co., Ltd. (a)	20,000	26,788
Shenwan Hongyuan HK, Ltd. (c)	25,000	3,731
Skyworth Group, Ltd. (c)	1,944,000	500,916
Tech Pro Technology Development, Ltd. (a)(c)(f)	6,035,100	26,175
Tibet Water Resources, Ltd. (a)	2,090,000	375,909
United Laboratories International Holdings, Ltd.	1,014,500	533,171
VCredit Holdings, Ltd. (a)(d)	59,800	58,203
Wasion Holdings, Ltd.	831,000	314,829
Yuexiu Transport Infrastructure, Ltd.	1,234,549	1,066,140
		11,948,578
HUNGARY — 0.2%
Magyar Telekom Telecommunications PLC	602,971	863,487
INDIA — 9.1%
Aarti Industries, Ltd.	12,468	140,868
Aarti Industries, Ltd. (g)	12,468	140,868
Aavas Financiers, Ltd. (a)	7,252	163,329
Adani Green Energy, Ltd. (a)	224,141	184,231
Aegis Logistics, Ltd.	84,949	217,261
Ajanta Pharma, Ltd.	8,649	123,336
Alembic Pharmaceuticals, Ltd.	28,574	205,388
Amara Raja Batteries, Ltd.	5,455	55,236
Andhra Bank (a)	92,942	22,492
APL Apollo Tubes, Ltd.	8,615	165,611
Apollo Tyres, Ltd.	81,514	208,936
Arti Surfactants, Ltd. (a)(g)	1,139	8,780
Arvind Fashions, Ltd. (a)	37,917	232,819
Arvind, Ltd.	196,778	133,140
Astral Poly Technik, Ltd.	4,020	65,115
AstraZeneca Pharma India, Ltd.	1,735	56,657

28

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Avanti Feeds, Ltd.	13,812	$ 71,605
Azure Power Global, Ltd. (a)(c)	7,666	91,992
Bajaj Corp., Ltd. (a)	63,509	220,139
Bajaj Electricals, Ltd.	23,793	131,255
Balkrishna Industries, Ltd.	40,049	438,670
Balrampur Chini Mills, Ltd.	252,510	550,315
BASF India, Ltd.	6,515	92,105
Birla Corp., Ltd.	20,163	160,365
Birlasoft, Ltd.	259,962	254,024
Blue Dart Express, Ltd.	7,098	248,810
Blue Star, Ltd.	4,186	47,327
Brigade Enterprises, Ltd.	17,344	52,703
Can Fin Homes, Ltd.	20,879	115,857
Carborundum Universal, Ltd.	8,492	36,008
CARE Ratings, Ltd.	22,439	164,171
Castrol India, Ltd.	28,732	55,158
CCL Products India, Ltd.	18,099	61,114
Ceat, Ltd.	35,911	484,987
Central Bank of India (a)	183,737	46,797
Century Plyboards India, Ltd.	17,873	40,150
Century Textiles & Industries, Ltd.	15,808	202,215
Cera Sanitaryware, Ltd.	5,417	203,391
CESC, Ltd.	47,608	501,179
CG Power and Industrial Solutions, Ltd. (a)	584,604	116,725
Chalet Hotels, Ltd. (a)	11,228	50,041
Chambal Fertilizers and Chemicals, Ltd.	22,456	48,734
Chennai Super Kings Cricket, Ltd. (a)(f)	418,560	—
Coffee Day Enterprises, Ltd. (a)(d)	7,365	4,994
Coromandel International, Ltd.	39,941	234,116
CreditAccess Grameen, Ltd. (a)	11,212	103,958
CRISIL, Ltd.	9,667	186,878
Cyient, Ltd.	50,649	332,580
DB Corp., Ltd.	60,162	122,245
DCB Bank, Ltd.	114,729	316,170
DCM Shriram, Ltd.	19,872	113,410
Delta Corp., Ltd.	61,532	146,648
Dewan Housing Finance Corp., Ltd. (a)	118,722	64,915
Dilip Buildcon, Ltd. (d)	34,041	199,965
Dish TV India, Ltd.	314,577	80,565
Dishman Carbogen Amcis, Ltd.	9,424	22,108
Dr Lal PathLabs, Ltd. (d)	33,061	649,732
eClerx Services, Ltd.	19,118	117,240
Edelweiss Financial Services, Ltd.	307,573	411,869
EIH, Ltd.	66,588	171,805
Emami, Ltd.	33,264	149,543
Engineers India, Ltd.	112,793	186,771
Equitas Holdings, Ltd. (a)	29,931	43,839
Eris Lifesciences, Ltd. (a)(d)	18,107	115,282
Escorts, Ltd.	98,137	803,651
Essel Propack, Ltd.	12,427	20,727
Finolex Cables, Ltd.	25,985	142,375
Security Description	Shares	Value
Fortis Healthcare, Ltd. (a)	249,325	$ 475,474
Future Consumer, Ltd. (a)	311,273	118,151
Future Lifestyle Fashions, Ltd.	19,445	115,473
Gateway Distriparks, Ltd.	170,673	260,818
GE T&D India, Ltd.	94,581	253,706
Glenmark Pharmaceuticals, Ltd.	63,543	291,449
GMR Infrastructure, Ltd. (a)	2,651,912	636,140
Godfrey Phillips India, Ltd.	25,102	340,354
Granules India, Ltd.	34,607	51,128
Graphite India, Ltd.	29,033	119,194
Great Eastern Shipping Co. Ltd	46,765	184,899
Gujarat Alkalies & Chemicals, Ltd.	4,302	27,669
Gujarat Fluorochemicals, Ltd. (a)(b)	3,553	3,966
Gujarat Fluorochemicals, Ltd. (a)(b)(g)	3,553	39,108
Gujarat Gas, Ltd.	51,433	128,675
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	9,652	27,566
Gujarat Pipavav Port, Ltd.	405,591	492,761
Gujarat State Petronet, Ltd.	50,953	155,982
HEG, Ltd.	9,880	132,888
Hexaware Technologies, Ltd.	150,816	809,423
Himachal Futuristic Communications, Ltd.	374,060	95,008
Himadri Speciality Chemical, Ltd.	37,337	42,675
Hindustan Construction Co., Ltd. (a)	206,923	24,964
Hindustan Copper, Ltd.	251,045	124,692
HSIL, Ltd.	3,677	2,119
ICICI Securities, Ltd. (d)	44,974	176,770
IDFC, Ltd.	945,530	458,964
IFB Industries, Ltd. (a)	11,215	105,956
IFCI, Ltd. (a)	298,615	29,706
IIFL Holdings, Ltd.	51,339	90,299
India Cements, Ltd.	342,603	382,154
Indiabulls Real Estate, Ltd. (a)	273,338	177,034
Indiabulls Ventures, Ltd.	134,059	234,281
Indian Bank (a)	35,392	62,575
Infibeam Avenues, Ltd. (a)	89,237	50,808
Inox Leisure, Ltd. (a)	57,357	267,689
Ipca Laboratories, Ltd.	68,955	878,615
IRB Infrastructure Developers, Ltd. (a)	227,126	238,443
Jain Irrigation Systems, Ltd.	322,196	88,200
Jammu & Kashmir Bank, Ltd. (a)	466,228	220,059
Jindal Saw, Ltd.	138,351	167,402
Jindal Steel & Power, Ltd. (a)	229,192	334,884
JK Cement, Ltd.	7,755	114,937
JM Financial, Ltd.	174,964	195,656
Johnson Controls-Hitachi Air Conditioning India, Ltd.	7,794	203,492
JSW Energy, Ltd.	721,976	662,697
Jubilant Life Sciences, Ltd.	85,049	606,226
Just Dial, Ltd. (a)	43,217	420,926
Jyothy Laboratories, Ltd.	113,549	270,539

29

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Kajaria Ceramics, Ltd.	83,701	$ 648,584
Kalpataru Power Transmission, Ltd.	43,673	302,364
Karnataka Bank, Ltd.	120,666	128,807
Karur Vysya Bank, Ltd.	539,486	454,845
KEC International, Ltd.	25,840	99,668
KEI Industries, Ltd.	22,893	175,536
KPIT Technologies, Ltd.	264,869	356,180
KPR Mill, Ltd.	7,659	59,424
KRBL, Ltd.	47,781	146,878
Laurus Labs, Ltd. (d)	8,403	44,387
Lemon Tree Hotels, Ltd. (a)(d)	186,520	150,150
Linde India, Ltd.	3,501	25,279
LUX Industries, Ltd.	2,941	49,932
Magma Fincorp, Ltd.	111,528	81,362
Mahanagar Gas, Ltd.	3,532	45,438
Maharashtra Scooters, Ltd.	742	47,147
Mahindra CIE Automotive, Ltd. (a)	122,130	287,451
Mahindra Holidays & Resorts India, Ltd. (a)	57,015	191,153
Mahindra Lifespace Developers, Ltd.	29,502	174,218
MakeMyTrip, Ltd. (a)(c)	42,538	965,187
Manappuram Finance, Ltd.	589,836	1,175,198
Max Financial Services, Ltd. (a)	93,367	562,293
Minda Industries, Ltd.	54,394	261,498
Mindtree, Ltd.	49,079	490,175
Monsanto India, Ltd.	7,369	232,153
Motilal Oswal Financial Services, Ltd.	22,962	209,843
Multi Commodity Exchange of India, Ltd.	16,549	224,386
Natco Pharma, Ltd.	90,956	746,899
NBCC India, Ltd.	243,969	120,145
NCC, Ltd.	639,835	497,016
NIIT Technologies, Ltd.	12,492	245,878
Omaxe, Ltd.	60,251	162,851
Oriental Bank of Commerce (a)	40,391	34,396
PC Jeweller, Ltd.	108,608	49,424
Persistent Systems, Ltd.	58,227	468,281
Pfizer, Ltd.	4,877	230,610
Phoenix Mills, Ltd.	46,060	453,296
PNC Infratech, Ltd.	91,962	247,784
Prestige Estates Projects, Ltd.	130,553	532,021
Prism Johnson, Ltd.	126,961	148,336
Procter & Gamble Health, Ltd.	2,008	132,969
PTC India, Ltd.	454,619	361,161
PVR, Ltd.	43,684	1,136,161
Quess Corp., Ltd. (a)(d)	34,489	228,511
Radico Khaitan, Ltd.	27,868	123,869
Rain Industries, Ltd.	50,836	68,720
Raymond, Ltd.	2,659	20,946
Redington India, Ltd.	339,622	562,851
Relaxo Footwears, Ltd.	20,576	147,013
Reliance Capital, Ltd. (a)	54,185	18,809
Reliance Infrastructure, Ltd. (a)	99,892	41,299
Security Description	Shares	Value
Repco Home Finance, Ltd.	37,398	$ 164,856
RITES, Ltd.	7,213	27,017
Sadbhav Engineering, Ltd.	95,727	191,336
Satin Creditcare Network, Ltd. (a)	41,226	181,934
Schaeffler India, Ltd.	4,299	265,324
Sequent Scientific, Ltd.	33,973	36,265
Shilpa Medicare, Ltd.	4,095	16,064
Shoppers Stop, Ltd.	5,077	30,640
Shriram City Union Finance, Ltd.	11,155	211,086
Sintex Industries, Ltd. (a)	209,243	5,462
Sintex Plastics Technology, Ltd. (a)	62,606	3,224
SKF India, Ltd.	26,346	799,799
Sobha, Ltd.	16,432	113,405
Solar Industries India, Ltd.	12,478	195,809
Somany Home Innovation, Ltd. (a)(g)	3,677	8,789
South Indian Bank, Ltd.	865,011	132,433
SpiceJet, Ltd. (a)	162,615	287,054
Sterlite Technologies, Ltd.	46,792	103,925
Strides Pharma Science, Ltd.	71,891	312,138
Sun Pharma Advanced Research Co., Ltd. (a)	134,493	238,455
Sundram Fasteners, Ltd.	23,891	159,962
Sunteck Realty, Ltd.	7,698	44,063
Suven Life Sciences, Ltd.	7,588	29,809
Suzlon Energy, Ltd. (a)	2,589,520	82,214
Swan Energy, Ltd.	14,434	22,373
Symphony, Ltd.	28,702	523,323
Syndicate Bank (a)	97,940	36,968
Syngene International, Ltd. (d)	56,341	246,491
Tata Elxsi, Ltd.	20,274	193,746
Tata Investment Corp., Ltd.	4,699	54,391
TeamLease Services, Ltd. (a)	6,704	286,152
Thermax, Ltd.	58,040	923,725
Thomas Cook India, Ltd.	59,216	112,969
TI Financial Holdings, Ltd. (a)	26,706	184,594
Time Technoplast, Ltd.	112,302	94,762
Timken India, Ltd.	18,878	205,206
Torrent Power, Ltd.	193,973	786,908
Trident, Ltd.	202,515	169,027
TTK Prestige, Ltd.	1,016	89,212
Tube Investments of India, Ltd.	12,367	67,028
TV18 Broadcast, Ltd. (a)	92,501	31,195
Union Bank of India (a)	382,079	284,664
VA Tech Wabag, Ltd. (a)	36,726	140,543
Vakrangee, Ltd.	406,034	173,027
Vardhman Textiles, Ltd.	15,471	206,276
V-Guard Industries, Ltd.	69,759	221,329
Vinati Organics, Ltd.	10,219	309,957
VIP Industries, Ltd.	24,978	168,949
V-Mart Retail, Ltd.	5,819	172,705
VRL Logistics, Ltd.	7,622	29,759
WABCO India, Ltd.	6,741	597,945
Welspun Corp., Ltd.	185,539	349,642
Welspun India, Ltd.	347,495	258,162

30

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Westlife Development, Ltd. (a)	16,422	$ 68,324
Wockhardt, Ltd. (a)	1,983	7,174
		47,770,255
INDONESIA — 3.1%
Adhi Karya Persero Tbk PT	4,312,491	405,578
AKR Corporindo Tbk PT	2,186,000	585,192
Alam Sutera Realty Tbk PT (a)	20,908,100	427,147
Alfa Energi Investama Tbk PT (a)	274,200	46,553
Aneka Tambang Tbk	6,121,500	420,462
Astra Agro Lestari Tbk PT	301,300	228,708
Bank CIMB Niaga Tbk PT	3,465,700	245,370
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,967,000	549,362
Bank Pembangunan Daerah Jawa Timur Tbk PT	6,422,500	287,305
Bank Tabungan Negara Persero Tbk PT	809,400	111,759
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (a)	1,914,300	445,029
Bukit Asam Tbk PT	1,285,900	204,729
Bumi Resources Tbk PT (a)	16,356,700	103,706
Bumi Serpong Damai Tbk PT (a)	7,955,300	778,997
Bumitama Agri, Ltd.	619,900	259,991
Ciputra Development Tbk PT	10,851,399	806,497
Delta Dunia Makmur Tbk PT (a)	6,508,600	149,475
Erajaya Swasembada Tbk PT	1,212,800	155,925
Global Mediacom Tbk PT (a)	4,031,200	96,556
Hanson International Tbk PT (a)	25,957,500	168,235
Indika Energy Tbk PT	1,125,500	104,264
Indo Tambangraya Megah Tbk PT	55,800	48,744
Indosat Tbk PT (a)	350,800	70,432
Inti Agri Resources Tbk PT (a)	15,172,400	53,443
Japfa Comfeed Indonesia Tbk PT	4,520,500	503,162
Kresna Graha Investama Tbk PT (a)	8,764,200	339,578
Link Net Tbk PT	2,018,700	583,069
Lippo Karawaci Tbk PT (a)	41,868,680	696,091
Matahari Department Store Tbk PT	2,042,900	493,635
Medco Energi Internasional Tbk PT (a)	7,064,866	343,414
Media Nusantara Citra Tbk PT	7,779,500	676,836
Mitra Adiperkasa Tbk PT	11,269,300	817,709
Pelayaran Tamarin Samudra Tbk PT (a)	4,342,100	140,097
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,954,900	448,542
Pool Advista Indonesia Tbk PT (a)	1,202,200	147,364
PP Persero Tbk PT	3,366,298	404,335
Ramayana Lestari Sentosa Tbk PT	2,227,500	189,090
Rimo International Lestari Tbk PT (a)	5,893,000	48,572
Royal Prima Tbk PT (a)	443,500	11,185
Sawit Sumbermas Sarana Tbk PT	2,963,500	195,201
Siloam International Hospitals Tbk PT (a)	388,143	194,140
Security Description	Shares	Value
Sitara Propertindo Tbk PT (a)	4,428,100	$ 232,401
Summarecon Agung Tbk PT	9,373,400	762,683
Surya Citra Media Tbk PT	1,093,200	89,335
Timah Persero Tbk PT	1,268,229	86,216
Tower Bersama Infrastructure Tbk PT	1,556,700	671,700
Trada Alam Minera Tbk PT (a)	6,874,200	49,396
Tunas Baru Lampung Tbk PT	977,700	64,055
Waskita Karya Persero Tbk PT	3,908,900	454,363
Wijaya Karya Persero Tbk PT	4,319,636	585,791
		15,981,419
KUWAIT — 0.6%
ALAFCO Aviation Lease & Finance Co. KSCP	94,289	83,028
Alimtiaz Investment Group KSC	397,250	160,545
Boubyan Petrochemicals Co. KSCP	253,951	637,485
Heavy Engineering & Ship Building Co. KSCP Class B	105,126	140,237
Humansoft Holding Co. KSC	39,253	403,041
Integrated Holding Co. KCSC	79,125	106,332
Kuwait International Bank KSCP	367,942	327,624
Kuwait Projects Co. Holding KSCP	353,925	255,835
National Industries Group Holding SAK	364,472	269,447
National Real Estate Co. KPSC (a)	233,784	60,222
Warba Bank KSCP (a)	601,620	492,208
		2,936,004
LUXEMBOURG — 0.0% (e)
Biotoscana Investments SA (a)	81,679	150,989
MALAYSIA — 4.8%
Aeon Co. M Bhd	1,001,800	349,326
AirAsia Group Bhd	368,300	154,814
Alliance Bank Malaysia Bhd	705,600	480,287
Astro Malaysia Holdings Bhd	1,462,500	509,971
Axis Real Estate Investment Trust	186,700	82,492
Berjaya Corp. Bhd (a)	1,993,767	116,664
Berjaya Sports Toto Bhd	1,255,258	791,469
BerMaz Motor Sdn Bhd	932,660	507,873
British American Tobacco Malaysia Bhd	67,000	303,076
Bumi Armada Bhd (a)	3,354,400	260,373
Bursa Malaysia Bhd	767,709	1,118,468
Cahya Mata Sarawak Bhd	626,000	403,678
Carlsberg Brewery Malaysia Bhd Class B	127,000	796,518
Datasonic Group Bhd	1,216,000	265,737
Dayang Enterprise Holdings Bhd (a)	152,300	61,109
DRB-Hicom Bhd	1,102,600	624,113
Eastern & Oriental Bhd	1,420,429	223,903
Eco World Development Group Bhd (a)	639,900	99,340

31

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Econpile Holdings Bhd (a)	946,800	$ 156,029
Ekovest Bhd	1,215,800	223,589
FGV Holdings Bhd (a)	1,906,100	405,166
Focus Dynamics Group Bhd (a)	597,100	51,339
Frontken Corp. Bhd	123,200	50,610
George Kent Malaysia Bhd	557,100	135,716
Globetronics Technology Bhd	337,100	165,853
Heineken Malaysia Bhd	143,900	824,839
Hengyuan Refining Co. Bhd (a)	70,300	73,708
Hibiscus Petroleum Bhd (a)	427,800	97,576
IGB Real Estate Investment Trust	1,200,100	584,716
IJM Corp. Bhd	2,062,800	1,078,942
Inari Amertron Bhd	1,938,079	842,442
IOI Properties Group Bhd	367,700	100,114
KNM Group Bhd (a)	1,222,300	109,473
Kossan Rubber Industries	329,000	336,308
KPJ Healthcare Bhd	3,781,372	799,263
Magnum Bhd	1,421,000	960,456
Mah Sing Group Bhd	774,300	138,697
Malaysia Building Society Bhd	2,025,607	403,960
Malaysian Pacific Industries Bhd	78,600	171,580
Malaysian Resources Corp. Bhd	2,673,000	469,227
My EG Services Bhd	2,087,150	697,877
Padini Holdings Bhd	599,100	546,587
Pavilion Real Estate Investment Trust	1,169,500	505,564
Pentamaster Corp. Bhd (a)	110,700	117,389
Petron Malaysia Refining & Marketing Bhd	10,800	13,722
Pos Malaysia Bhd	735,400	286,291
PureCircle, Ltd. (a)	65,357	157,857
Sapura Energy Bhd	5,702,700	381,360
Scientex Bhd	216,000	461,199
Serba Dinamik Holdings Bhd	215,700	218,946
Sime Darby Property Bhd	841,200	168,762
SKP Resources Bhd	222,900	59,625
SP Setia Bhd Group	160,200	52,035
Sunway Real Estate Investment Trust	2,228,900	1,022,089
Supermax Corp. Bhd	570,000	217,817
TIME dotCom Bhd	264,700	577,194
Uchi Technologies Bhd	37,200	24,966
UEM Sunrise Bhd (a)	1,228,800	195,164
UMW Holdings Bhd	394,000	459,212
UOA Development Bhd	1,783,700	852,018
Velesto Energy Bhd (a)	2,197,515	173,198
ViTrox Corp. Bhd	130,600	234,562
VS Industry Bhd	1,622,900	523,266
WCT Holdings Bhd (a)	1,546,188	332,355
Yinson Holdings Bhd	759,100	1,209,266
YNH Property Bhd	97,100	56,122
		24,873,257
MEXICO — 2.4%
Alsea SAB de CV (a)	236,800	550,262
Banco del Bajio SA (d)	213,100	352,181
Security Description	Shares	Value
Bolsa Mexicana de Valores SAB de CV	600,608	$ 1,128,878
Concentradora Fibra Danhos SA de CV	227,500	316,523
Concentradora Fibra Hotelera Mexicana SA de CV REIT (d)	539,077	251,737
Concentradora Hipotecaria SAPI de CV REIT	606,530	589,204
Consorcio ARA SAB de CV	1,016,672	209,575
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)(c)	708,621	705,965
Corp. Inmobiliaria Vesta SAB de CV	468,636	719,426
Credito Real SAB de CV SOFOM ER (c)	306,827	349,501
Genomma Lab Internacional SAB de CV Class B (a)(c)	718,538	688,550
Gentera SAB de CV	543,517	448,159
Grupo Aeromexico SAB de CV (a)(c)	192,805	140,327
Grupo Cementos de Chihuahua SAB de CV	26,900	143,601
Grupo GICSA SA de CV (a)	74,143	17,462
Hoteles City Express SAB de CV (a)(c)	389,691	336,124
Industrias CH SAB de CV Class B (a)	78,676	318,625
Macquarie Mexico Real Estate Management SA de CV REIT (d)	764,560	960,734
Megacable Holdings SAB de CV	275,960	1,110,745
PLA Administradora Industrial S de RL de CV REIT	864,439	1,336,676
Prologis Property Mexico SA de CV REIT	432,593	899,190
Qualitas Controladora SAB de CV	205,655	738,396
		12,311,841
MONACO — 0.2%
Costamare, Inc.	50,572	306,972
GasLog, Ltd.	61,028	784,210
		1,091,182
PAKISTAN — 0.7%
Bank Alfalah, Ltd.	194,150	50,846
Engro Corp., Ltd.	291,370	497,449
Engro Fertilizers, Ltd.	573,500	250,311
Fauji Fertilizer Co., Ltd.	329,500	196,087
Habib Bank, Ltd.	405,000	306,150
Hascol Petroleum, Ltd. (a)	2,000	260
Hub Power Co. Ltd	537,113	243,088
International Industries, Ltd.	9,890	4,386
Lucky Cement, Ltd.	170,200	372,497
Mari Petroleum Co., Ltd.	4,048	23,284
MCB Bank, Ltd.	290,500	315,113
Millat Tractors, Ltd.	12,690	56,817
National Bank of Pakistan (a)	163,000	30,186

32

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Pakistan Oilfields, Ltd.	84,280	$ 204,817
Pakistan Petroleum, Ltd.	169,700	147,669
Pakistan State Oil Co., Ltd.	518,357	522,220
Searle Co., Ltd.	19,895	17,591
SUI Northern Gas Pipeline	871,400	343,376
United Bank, Ltd.	297,600	263,152
		3,845,299
PERU — 0.2%
Ferreycorp SAA	1,672,816	1,043,008
PHILIPPINES — 1.1%
Cebu Air, Inc.	420,908	730,884
CEMEX Holdings Philippines, Inc. (a)(d)	1,838,105	92,561
Cosco Capital, Inc.	5,377,800	677,543
D&L Industries, Inc.	5,577,600	957,759
DoubleDragon Properties Corp. (a)	522,100	205,496
First Gen Corp.	1,740,900	826,281
First Philippine Holdings Corp.	413,740	641,006
Integrated Micro-Electronics, Inc.	855,600	132,062
MacroAsia Corp.	202,110	73,310
Manila Water Co., Inc.	1,212,100	472,399
Megawide Construction Corp.	644,100	232,388
Melco Resorts And Entertainment Philippines Corp. (a)(g)	664,300	92,922
Nickel Asia Corp.	6,542,680	499,884
PXP Energy Corp. (a)	618,200	141,460
Semirara Mining & Power Corp.	123,900	54,503
SM Prime Holdings, Inc.	1	1
		5,830,459
POLAND — 1.3%
11 bit studios SA (a)	1,893	186,271
Alior Bank SA (a)	28,876	279,602
Asseco Poland SA	90,175	1,148,232
Benefit Systems SA (a)	248	43,301
Budimex SA	8,674	271,309
CCC SA	14,422	497,503
Ciech SA (a)	49,096	413,302
Enea SA (a)	153,096	328,214
Energa SA (a)	219,361	349,903
EPP NV	190,090	233,185
Eurocash SA	100,469	526,259
Grupa Azoty SA (a)	49,263	415,568
Jastrzebska Spolka Weglowa SA	7,879	42,803
KRUK SA	17,486	660,335
LC Corp. SA	323,820	189,002
Lubelski Wegiel Bogdanka SA	12,260	110,088
Orange Polska SA (a)	265,692	366,150
PKP Cargo SA	20,308	125,369
PlayWay SA	4,579	215,179
Tauron Polska Energia SA (a)	705,969	272,410
		6,673,985
QATAR — 0.5%
Aamal Co.	297,838	57,261
Security Description	Shares	Value
Al Meera Consumer Goods Co. QSC	142,028	$ 603,843
Gulf International Services QSC (a)	519,733	251,230
Gulf Warehousing Co.	198,289	272,845
Medicare Group	199,789	419,222
Qatar Aluminium Manufacturing Co.	1,088,036	297,634
Qatar First Bank (a)	3,172,561	273,602
United Development Co. QSC	661,394	241,597
Vodafone Qatar QSC	260,620	89,474
		2,506,708
RUSSIA — 1.0%
Aeroflot PJSC	455,831	728,543
Etalon Group PLC GDR	132,526	251,799
Globaltrans Investment PLC GDR	124,642	1,071,921
LSR Group PJSC GDR	241,470	523,990
M. Video PJSC (a)	64,486	419,421
Mechel PJSC ADR (a)(c)	53,959	100,903
QIWI PLC ADR	43,808	961,586
Sistema PJSC FC GDR	168,666	651,725
TCS Group Holding PLC GDR	22,593	395,378
TMK PJSC GDR	93,473	315,939
		5,421,205
SAUDI ARABIA — 2.5%
Abdul Mohsen Al-Hokair Tourism and Development Co. (a)	47,514	188,222
Abdullah Al Othaim Markets Co.	31,263	688,399
Al Babtain Power & Telecommunication Co.	13,154	88,191
Al Hammadi Co. for Development and Investment (a)	23,702	140,271
Al Jouf Agricultural Development Co.	8,595	48,941
Al Jouf Cement Co. (a)	58,206	133,598
Al Khaleej Training and Education Co. (a)	45,286	158,873
Al Rajhi Co. for Co-operative Insurance (a)	11,301	203,052
Al Rajhi REIT	89,382	209,444
Alandalus Property Co.	16,957	66,993
Aldrees Petroleum and Transport Services Co.	20,470	260,841
Al-Etihad Cooperative Insuarnce Co.	29,568	108,618
Alujain Corp. (a)(g)	20,250	102,999
Arabian Cement Co.	27,941	253,251
Arriyadh Development Co.	35,114	140,973
Aseer Trading Tourism & Manufacturing Co. (a)	44,380	107,661
Astra Industrial Group (a)	12,765	52,473
AXA Cooperative Insurance Co. (a)	7,368	48,436
Basic Chemical Industries, Ltd. (a)	9,148	51,603

33

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Batic Investments and Logistic Co. (a)	10,578	$ 91,788
Bawan Co. (a)	22,722	89,647
Buruj Cooperative Insurance Co. (a)	13,249	68,873
City Cement Co.	55,344	222,781
Dallah Healthcare Co.	10,666	138,187
Derayah REIT	69,176	176,665
Dur Hospitality Co.	44,132	241,178
Eastern Province Cement Co.	26,840	242,198
Fawaz Abdulaziz Al Hokair & Co. (a)	50,058	344,289
Fitaihi Holding Group	17,112	51,183
Hail Cement Co. (a)	33,347	85,252
Herfy Food Services Co.	16,652	231,722
Jadwa REIT Saudi Fund	30,812	82,139
Jazan Energy and Development Co. (a)	23,245	74,608
Leejam Sports Co. JSC	12,137	264,017
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	25,054	102,188
Methanol Chemicals Co. (a)	38,576	82,783
Middle East Healthcare Co. (a)	16,725	115,923
Musharaka Real Estate Income Fund REIT	52,121	114,768
Najran Cement Co. (a)	52,513	140,830
National Agriculture Development Co (a)	27,064	190,470
National Co. for Learning & Education	19,916	139,633
National Gas & Industrialization Co.	15,247	121,327
National Medical Care Co.	12,439	179,728
Northern Region Cement Co. (a)	50,116	140,547
Qassim Cement Co.	29,929	424,457
Riyad REIT Fund	69,345	148,258
Saudi Advanced Industries Co.	28,075	100,888
Saudi Airlines Catering Co.	29,493	688,736
Saudi Arabia Refineries Co.	4,557	52,176
Saudi Arabian Amiantit Co. (a)	9,479	45,687
Saudi Automotive Services Co.	27,785	154,065
Saudi Ceramic Co. (a)	14,723	99,692
Saudi Chemical Co.	16,654	115,431
Saudi Co. For Hardware CJSC	11,884	201,171
Saudi Ground Services Co.	56,582	496,254
Saudi Industrial Services Co.	20,606	83,496
Saudi Pharmaceutical Industries & Medical Appliances Corp.	20,070	140,713
Saudi Public Transport Co. (a)	24,289	106,967
Saudi Re for Cooperative Reinsurance Co. (a)	20,496	50,049
Saudi Real Estate Co. (a)	55,558	180,098
Saudi Research & Marketing Group (a)	23,556	501,111
Saudi Vitrified Clay Pipe Co., Ltd. (a)	8,066	104,179
Saudia Dairy & Foodstuff Co.	9,201	328,677
Security Description	Shares	Value
Seera Group Holding	97,474	$ 483,316
Tabuk Cement Co. (a)	37,026	148,451
Umm Al-Qura Cement Co.	31,472	144,809
United Electronics Co.	17,333	337,308
United International Transportation Co.	19,606	183,976
Walaa Cooperative Insurance Co.	25,636	102,648
Yamama Cement Co. (a)	62,800	388,398
Yanbu Cement Co.	50,441	465,926
Zamil Industrial Investment Co. (a)	12,197	58,332
		13,120,832
SINGAPORE — 0.1%
Asian Pay Television Trust	1,723,500	208,131
Aslan Pharmaceuticals, Ltd. (a)	86,000	29,106
SIIC Environment Holdings, Ltd.	1,310,160	232,113
Silverlake Axis, Ltd.	1,062,000	353,258
		822,608
SOUTH AFRICA — 6.3%
Adcock Ingram Holdings, Ltd.	173,666	649,995
Advtech, Ltd.	538,355	443,821
AECI, Ltd.	105,262	666,179
African Oxygen, Ltd.	100,287	134,267
Alexander Forbes Group Holdings, Ltd.	974,804	360,027
Ascendis Health, Ltd. (a)	112,336	31,487
Aspen Pharmacare Holdings, Ltd.	258,127	1,463,216
Astral Foods, Ltd.	23,466	227,502
Attacq, Ltd.	568,729	461,360
AVI, Ltd.	146,175	793,129
Barloworld, Ltd.	142,545	1,086,773
Blue Label Telecoms, Ltd. (a)	497,100	94,748
Brait SE (a)(c)	223,597	221,496
Cashbuild, Ltd.	14,562	237,218
City Lodge Hotels, Ltd.	24,426	136,931
Coronation Fund Managers, Ltd.	234,080	643,614
Curro Holdings, Ltd. (c)	222,446	274,637
DataTec, Ltd.	284,483	626,472
Dis-Chem Pharmacies, Ltd. (c)(d)	414,956	615,763
Distell Group Holdings, Ltd.	61,749	553,817
DRDGOLD, Ltd.	122,483	55,092
Emira Property Fund, Ltd. REIT	748,965	608,557
EOH Holdings, Ltd. (a)	60,108	47,571
Equites Property Fund, Ltd. REIT	230,983	312,294
Famous Brands, Ltd.	81,229	436,507
Gemgrow Properties, Ltd. Class B	1,136,995	306,698
Grindrod, Ltd.	589,956	175,090
Harmony Gold Mining Co., Ltd. (a)	330,070	942,591
Hosken Consolidated Investments, Ltd.	112,870	705,396
Hudaco Industries, Ltd.	21,289	147,257
Hyprop Investments, Ltd. REIT	143,740	586,241
Imperial Logistics, Ltd.	63,869	219,756
Investec, Ltd.	124,059	653,330

34

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
JSE, Ltd.	124,089	$ 1,072,178
KAP Industrial Holdings, Ltd. (c)	1,539,069	480,118
Lewis Group, Ltd.	64,788	135,879
Libstar Holdings, Ltd.	410,902	215,986
Long4Life, Ltd. (a)	639,578	174,210
Massmart Holdings, Ltd.	63,940	184,830
Metair Investments, Ltd.	182,708	277,150
Momentum Metropolitan Holdings (c)	341,249	419,739
Montauk Holdings, Ltd.	1	2
Motus Holdings, Ltd.	86,390	392,109
Mpact, Ltd.	238,561	253,311
Murray & Roberts Holdings, Ltd.	160,778	139,862
Nampak, Ltd. (a)	614,114	384,365
Net 1 UEPS Technologies, Inc. (a)(c)	74,350	265,430
Netcare, Ltd.	619,650	717,221
Northam Platinum, Ltd. (a)	315,504	1,729,576
Omnia Holdings, Ltd. (c)	165,934	272,608
Pick n Pay Stores, Ltd.	130,886	513,962
Pioneer Foods Group, Ltd.	85,244	595,991
PPC, Ltd. (a)	1,165,681	308,286
Raubex Group, Ltd.	152,422	191,602
Resilient REIT, Ltd.	263,287	1,125,210
Reunert, Ltd.	222,497	1,012,517
Royal Bafokeng Platinum, Ltd. (a)	133,275	342,801
SA Corporate Real Estate, Ltd. REIT (c)	3,216,814	674,656
Sappi, Ltd.	330,144	817,603
Steinhoff International Holdings NV (a)(c)	3,630,592	234,657
Sun International, Ltd. (a)	131,179	397,019
Super Group, Ltd. (a)	471,570	863,055
Tongaat Hulett, Ltd. (a)(f)	102,915	67,247
Transaction Capital, Ltd.	199,067	290,805
Trencor, Ltd. (a)	120,112	239,392
Truworths International, Ltd.	245,098	856,732
Tsogo Sun Gaming, Ltd.	248,552	216,218
Tsogo Sun Hotels, Ltd. (a)	248,552	66,390
Vukile Property Fund, Ltd. REIT	785,540	984,353
Wilson Bayly Holmes-Ovcon, Ltd.	82,663	779,063
Zeder Investments, Ltd.	667,542	206,922
		32,817,887
TAIWAN — 29.1%
AcBel Polytech, Inc.	874,000	600,048
Acer, Inc.	1,000,000	573,740
A-DATA Technology Co., Ltd.	265,652	430,701
Adlink Technology, Inc.	195,625	308,339
Advanced Ceramic X Corp.	67,642	560,331
Advanced Lithium Electrochemistry Cayman Co., Ltd. (a)	101,717	48,195
Advanced Wireless Semiconductor Co.	34,000	91,947
AGV Products Corp. (a)	1,948,414	440,245
Airtac International Group	110,000	1,310,094
Security Description	Shares	Value
Alchip Technologies, Ltd.	60,000	$ 308,466
Alpha Networks, Inc.	502,513	380,636
Altek Corp.	233,516	185,160
AmTRAN Technology Co., Ltd. (a)	1,012,717	377,021
Apex International Co., Ltd.	39,000	52,860
Arcadyan Technology Corp.	228,172	674,414
Ardentec Corp.	114,000	102,519
Asia Optical Co., Inc.	228,540	576,792
Asia Pacific Telecom Co., Ltd. (a)	1,465,000	284,741
Asia Polymer Corp.	987,489	475,848
ASMedia Technology, Inc.	20,000	312,656
ASPEED Technology, Inc.	17,000	432,336
Aten International Co., Ltd.	233,000	645,126
AURAS Technology Co., Ltd.	24,000	147,754
Aurora Corp.	12,000	36,552
Bank of Kaohsiung Co., Ltd.	101,326	31,354
Basso Industry Corp.	120,800	190,791
BES Engineering Corp.	2,812,356	703,440
Brighton-Best International Taiwan, Inc.	200,000	215,958
Brogent Technologies, Inc.	6,300	40,918
Capital Securities Corp.	2,411,771	684,868
Career Technology MFG. Co., Ltd. (c)	367,141	432,529
Casetek Holdings, Ltd.	147,820	251,572
Cathay Real Estate Development Co., Ltd.	927,332	612,751
Center Laboratories, Inc.	307,468	590,665
Century Iron & Steel Industrial Co., Ltd.	92,000	219,143
Chang Wah Electromaterials, Inc.	85,419	439,147
Chang Wah Technology Co., Ltd.	50,000	55,924
Charoen Pokphand Enterprise	339,675	684,288
Chaun-Choung Technology Corp.	34,000	258,634
Cheng Loong Corp.	1,332,128	766,442
Cheng Mei Materials Technology Corp. (a)	93,000	26,499
Cheng Uei Precision Industry Co., Ltd.	367,915	412,688
Chia Hsin Cement Corp.	118,000	69,413
Chicony Electronics Co., Ltd.	512,656	1,510,315
Chilisin Electronics Corp.	141,455	382,083
China Airlines, Ltd.	816,000	238,820
China Bills Finance Corp.	1,050,394	502,775
China Chemical & Pharmaceutical Co., Ltd.	724,000	437,557
China General Plastics Corp.	90,400	57,839
China Man-Made Fiber Corp.	1,961,527	515,285
China Motor Corp.	705,000	560,146
China Petrochemical Development Corp.	2,262,103	728,405
China Steel Chemical Corp.	193,000	780,722
Chin-Poon Industrial Co., Ltd.	334,000	340,734
Chipbond Technology Corp.	677,000	1,254,734
ChipMOS Techinologies, Inc.	308,875	314,107

35

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Chong Hong Construction Co., Ltd.	284,275	$ 728,452
Chunghwa Precision Test Tech Co., Ltd.	11,000	279,038
Cleanaway Co., Ltd.	29,000	142,549
Clevo Co.	572,265	580,114
CMC Magnetics Corp. (a)(g)	1,355,788	362,715
Compeq Manufacturing Co., Ltd.	927,000	1,038,316
Concraft Holding Co., Ltd.	30,358	159,988
Coretronic Corp.	491,652	591,101
CSBC Corp. Taiwan (a)	227,082	189,574
CTCI Corp.	724,000	973,128
Cub Elecparts, Inc.	57,797	462,942
CyberTAN Technology, Inc.	578,210	341,061
Darfon Electronics Corp.	140,000	177,795
Darwin Precisions Corp.	432,576	244,700
D-Link Corp.	1,072,054	419,844
Dynapack International Technology Corp.	193,000	327,219
E Ink Holdings, Inc.	774,000	702,287
Egis Technology, Inc.	49,000	418,540
Elan Microelectronics Corp.	341,029	942,036
Elite Advanced Laser Corp.	102,600	182,219
Elite Material Co., Ltd.	278,782	1,127,726
Elite Semiconductor Memory Technology, Inc.	334,674	355,445
eMemory Technology, Inc.	66,000	697,771
Ennoconn Corp.	40,371	285,627
Episil-Precision, Inc.	40,000	62,402
Epistar Corp.	895,572	700,015
Eternal Materials Co., Ltd.	1,203,805	983,624
Evergreen Marine Corp. Taiwan, Ltd.	1,393,340	583,842
Everlight Chemical Industrial Corp.	601,304	315,920
Everlight Electronics Co., Ltd.	686,503	616,258
Excelliance Mos Corp.	8,000	29,783
Excelsior Medical Co., Ltd.	188,403	315,781
Far Eastern Department Stores, Ltd.	931,490	717,582
Far Eastern International Bank	3,839,584	1,485,117
Faraday Technology Corp.	303,385	565,220
Farglory Land Development Co., Ltd.	250,464	295,072
Feng Hsin Steel Co., Ltd.	501,270	830,482
Firich Enterprises Co., Ltd.	222,575	270,466
FLEXium Interconnect, Inc.	302,099	919,214
FocalTech Systems Co., Ltd.	145,000	98,616
Formosa Taffeta Co., Ltd.	1,041,000	1,134,129
Formosan Rubber Group, Inc.	375,610	217,924
Fulgent Sun International Holding Co., Ltd.	31,000	88,630
Gamania Digital Entertainment Co., Ltd.	38,000	73,123
Gemtek Technology Corp. (a)	485,234	410,559
General Interface Solution Holding, Ltd.	20,000	67,366
Security Description	Shares	Value
Genius Electronic Optical Co., Ltd.	68,000	$ 923,851
Getac Technology Corp.	261,000	393,294
Gigabyte Technology Co., Ltd.	512,000	819,378
Gigastorage Corp. (a)	431,114	115,753
Ginko International Co., Ltd.	39,000	221,245
Global PMX Co., Ltd.	13,000	62,854
Global Unichip Corp.	93,669	754,799
Gloria Material Technology Corp.	488,909	317,540
Gold Circuit Electronics, Ltd. (a)	113,000	50,264
Goldsun Building Materials Co., Ltd.	1,977,041	577,987
Gourmet Master Co., Ltd. (c)	90,644	417,802
Grand Pacific Petrochemical (a)	931,000	543,155
Grape King Bio, Ltd.	119,000	709,600
Great Wall Enterprise Co., Ltd.	1,055,615	1,282,750
Hannstar Board Corp.	219,911	288,848
HannStar Display Corp.	2,453,599	506,149
HannsTouch Solution, Inc. (a)	739,498	328,936
Highwealth Construction Corp.	815,730	1,312,025
Himax Technologies, Inc. ADR (a)(c)	112,759	255,963
HLJ Technology Co., Ltd. (a)	43,419	125,956
Ho Tung Chemical Corp.	1,399,351	318,439
Holtek Semiconductor, Inc.	74,000	155,039
Holy Stone Enterprise Co., Ltd.	112,000	329,237
Hota Industrial Manufacturing Co., Ltd.	186,680	688,967
Hsin Kuang Steel Co., Ltd.	154,000	141,469
HTC Corp. (c)	602,000	688,843
Hu Lane Associate, Inc.	13,000	30,798
Huaku Development Co., Ltd.	337,260	869,661
Huang Hsiang Construction Corp.	330,484	326,495
Hung Sheng Construction, Ltd. (a)	113,000	72,481
Ibase Technology, Inc.	383,817	555,477
Ichia Technologies, Inc.	388,000	210,730
International CSRC Investment Holdings Co.	899,767	944,009
International Games System Co., Ltd.	14,000	175,539
Iron Force Industrial Co., Ltd.	77,000	310,239
ITE Technology, Inc.	491,887	619,922
ITEQ Corp.	116,000	564,586
Jess-Link Products Co., Ltd.	217,230	209,006
Jih Sun Financial Holdings Co., Ltd.	2,105,949	670,656
KEE TAI Properties Co., Ltd.	1,080,076	410,801
Kenda Rubber Industrial Co., Ltd.	737,247	748,546
Kerry TJ Logistics Co., Ltd.	251,000	294,490
King Slide Works Co., Ltd.	70,000	796,467
King Yuan Electronics Co., Ltd.	1,231,656	1,383,526
King's Town Bank Co., Ltd.	1,239,000	1,232,031
Kinpo Electronics	1,680,371	579,541
Kinsus Interconnect Technology Corp.	287,030	387,647
Kuoyang Construction Co., Ltd.	1,082,138	477,858
Lien Hwa Industrial Corp.	956,780	1,039,291

36

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Lingsen Precision Industries, Ltd.	896,694	$ 265,905
Lite-On Semiconductor Corp.	26,000	34,486
Long Chen Paper Co., Ltd.	677,000	297,863
Longwell Co.	236,000	465,542
Lotes Co., Ltd.	89,418	781,069
Lotus Pharmaceutical Co., Ltd. (a)	34,000	108,604
Lumax International Corp., Ltd.	198,322	522,901
Lung Yen Life Service Corp.	212,000	419,565
Machvision, Inc.	23,000	239,085
Macroblock, Inc.	9,000	33,071
Macronix International	817,000	829,522
Makalot Industrial Co., Ltd.	181,973	964,868
Medigen Biotechnology Corp. (a)	100,000	203,388
Mercuries & Associates Holding, Ltd.	559,096	340,599
Merida Industry Co., Ltd.	224,000	1,274,348
Merry Electronics Co., Ltd.	149,464	732,277
Microbio Co., Ltd. (a)	581,723	260,631
Mirle Automation Corp.	324,331	404,571
Mitac Holdings Corp.	1,058,879	892,510
Motech Industries, Inc. (a)	478,728	144,739
Nan Kang Rubber Tire Co., Ltd.	891,204	1,296,970
Nan Liu Enterprise Co., Ltd.	7,000	31,814
Nan Ya Printed Circuit Board Corp.	83,000	135,370
Nantex Industry Co., Ltd.	773,504	780,373
Nichidenbo Corp.	92,000	145,601
OBI Pharma, Inc. (a)	118,797	534,164
OptoTech Corp.	283,900	229,686
Orient Semiconductor Electronics, Ltd. (a)	387,704	217,443
Oriental Union Chemical Corp.	771,500	548,327
Pan Jit International, Inc.	234,000	219,862
Pan-International Industrial Corp.	551,539	416,883
Panion & BF Biotech, Inc.	51,000	139,728
Parade Technologies, Ltd.	73,000	1,270,609
PChome Online, Inc. (a)	95,670	399,338
PharmaEngine, Inc.	116,197	292,510
PharmaEssentia Corp. (a)	113,000	407,936
Pharmally International Holding Co., Ltd.	30,000	204,999
Phihong Technology Co., Ltd. (a)	89,000	24,413
Phison Electronics Corp.	104,000	926,880
Phytohealth Corp. (a)	508,511	318,798
Pixart Imaging, Inc.	118,060	424,300
Polaris Group/Tw (a)	61,749	26,949
Posiflex Technology, Inc.	13,000	45,464
Powertech Technology, Inc.	300,000	843,205
Poya International Co., Ltd.	46,300	657,389
President Securities Corp.	1,468,943	613,154
Primax Electronics, Ltd.	445,000	847,701
Prince Housing & Development Corp.	1,650,996	585,375
Promate Electronic Co., Ltd.	395,000	432,884
Prosperity Dielectrics Co., Ltd.	78,000	150,094
Qisda Corp.	1,565,641	1,067,328
Security Description	Shares	Value
Radiant Opto-Electronics Corp.	453,331	$ 1,731,526
Radium Life Tech Co., Ltd.	1,038,406	393,279
Rexon Industrial Corp., Ltd.	124,000	355,719
Ritek Corp. (a)	1,256,644	354,823
Roo Hsing Co., Ltd. (a)	79,000	29,665
Ruentex Development Co., Ltd.	519,800	695,312
Ruentex Industries, Ltd.	342,000	737,475
Samebest Co., Ltd.	6,300	28,429
Sampo Corp.	759,221	446,608
Sanyang Motor Co., Ltd.	892,945	604,421
ScinoPharm Taiwan, Ltd.	458,500	351,732
SDI Corp.	68,000	135,673
Sercomm Corp.	255,000	649,326
Shin Zu Shing Co., Ltd.	84,000	312,721
Shinkong Insurance Co., Ltd.	437,841	527,817
Shinkong Synthetic Fibers Corp.	2,453,796	901,651
ShunSin Technology Holding, Ltd.	5,000	18,937
Shuttle, Inc. (a)	73,000	27,530
Sigurd Microelectronics Corp.	814,694	869,196
Silicon Integrated Systems Corp. (a)	1,044,299	273,660
Silicon Motion Technology Corp. ADR	6,800	240,380
Simplo Technology Co., Ltd.	183,277	1,535,948
Sinbon Electronics Co., Ltd.	364,444	1,415,510
Sinmag Equipment Corp.	83,271	280,482
Sino-American Silicon Products, Inc.	458,058	1,213,633
Sinon Corp.	924,662	552,869
Sinphar Pharmaceutical Co., Ltd.	471,879	294,311
Sinyi Realty, Inc.	719,828	730,861
Sirtec International Co., Ltd.	38,000	38,705
Sitronix Technology Corp.	82,000	440,072
Soft-World International Corp.	115,848	307,315
Sporton International, Inc.	12,000	78,132
St Shine Optical Co., Ltd.	37,000	528,324
Standard Foods Corp.	258,000	516,424
Sunny Friend Environmental Technology Co., Ltd.	24,000	210,028
Sunonwealth Electric Machine Industry Co., Ltd.	44,000	53,467
Superalloy Industrial Co., Ltd.	134,972	230,881
Swancor Holding Co., Ltd.	26,000	68,217
Symtek Automation Asia Co., Ltd.	23,000	46,112
Systex Corp.	323,000	760,012
TA Chen Stainless Pipe (c)	634,493	710,685
TA-I Technology Co., Ltd.	72,000	83,083
Taichung Commercial Bank Co., Ltd.	3,240,657	1,237,789
TaiDoc Technology Corp.	7,000	30,685
Taiflex Scientific Co., Ltd.	352,699	483,726
TaiMed Biologics, Inc. (a)	123,000	590,727
Taimide Tech, Inc.	32,550	50,045
Tainan Spinning Co., Ltd.	1,775,105	643,683
Taisun Enterprise Co., Ltd.	810,549	519,909
Taiwan Cogeneration Corp.	779,469	736,142
Taiwan Fertilizer Co., Ltd.	639,000	937,146

37

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Taiwan Glass Industry Corp.	1,052,000	$ 395,036
Taiwan Hon Chuan Enterprise Co., Ltd.	444,218	791,802
Taiwan Land Development Corp. (a)	991,781	273,963
Taiwan Paiho, Ltd.	201,000	501,455
Taiwan PCB Techvest Co., Ltd.	38,000	43,972
Taiwan Secom Co., Ltd.	345,961	981,307
Taiwan Semiconductor Co., Ltd.	149,000	219,481
Taiwan Shin Kong Security Co., Ltd.	47,000	56,810
Taiwan Surface Mounting Technology Corp.	341,308	808,591
Taiwan Union Technology Corp.	224,000	1,025,254
Taiyen Biotech Co., Ltd.	420,979	441,679
Tatung Co., Ltd. (a)	715,000	391,787
TBI Motion Technology Co., Ltd.	69,000	135,667
TCI Co., Ltd.	73,545	740,796
Teco Electric and Machinery Co., Ltd.	1,712,000	1,379,555
Test Rite International Co., Ltd.	556,896	385,929
Thye Ming Industrial Co., Ltd.	324,218	325,007
Ton Yi Industrial Corp.	809,000	309,003
Tong Hsing Electronic Industries, Ltd.	153,327	622,708
Tong Yang Industry Co., Ltd.	452,872	684,610
Topco Scientific Co., Ltd.	329,299	1,013,652
Topkey Corp.	50,000	223,211
Toung Loong Textile Manufacturing	26,000	35,072
TPK Holding Co., Ltd. (a)	253,000	455,856
Transcend Information, Inc.	226,484	470,131
Tripod Technology Corp.	467,353	1,679,636
TSEC Corp. (a)	101,318	24,297
TSRC Corp.	753,028	582,529
TTY Biopharm Co., Ltd.	242,436	618,896
Tung Ho Steel Enterprise Corp.	750,258	521,138
TXC Corp.	511,120	641,690
U-Ming Marine Transport Corp.	485,000	524,481
Unimicron Technology Corp.	1,145,000	1,610,961
Unitech Printed Circuit Board Corp.	185,240	211,067
United Integrated Services Co., Ltd.	35,000	185,579
United Renewable Energy Co., Ltd. (a)	2,343,832	617,981
Unity Opto Technology Co., Ltd. (a)	799,307	171,586
Universal Cement Corp.	49,000	29,377
Unizyx Holding Corp. (a)(c)	586,694	397,124
UPC Technology Corp.	1,111,632	379,806
USI Corp.	1,684,590	700,453
Visual Photonics Epitaxy Co., Ltd.	207,371	735,251
Voltronic Power Technology Corp.	44,100	909,733
Wafer Works Corp. (c)	473,418	513,482
Walsin Lihwa Corp.	900,000	420,635
Wan Hai Lines, Ltd.	1,164,320	684,905
Security Description	Shares	Value
Waterland Financial Holdings Co., Ltd.	2,490,951	$ 859,101
Wei Chuan Foods Corp.	678,899	552,538
Wistron NeWeb Corp.	304,249	800,229
WT Microelectronics Co., Ltd.	460,090	574,658
WUS Printed Circuit Co., Ltd.	401,750	569,775
XinTec, Inc. (a)	90,000	138,665
Xxentria Technology Materials Corp.	90,000	199,004
Yang Ming Marine Transport Corp. (a)	699,970	175,982
Yeong Guan Energy Technology Group Co., Ltd. (a)	104,000	181,689
YFY, Inc.	1,948,941	731,846
Yieh Phui Enterprise Co., Ltd.	1,431,846	420,907
Young Optics, Inc.	69,000	179,703
Yulon Finance Corp.	261,800	940,892
Yulon Motor Co., Ltd.	432,000	273,616
Zenitron Corp.	469,348	322,989
Zinwell Corp.	584,674	436,275
		152,111,023
THAILAND — 4.2%
AEON Thana Sinsap Thailand PCL NVDR	28,900	196,541
Ananda Development PCL NVDR	1,245,000	127,003
Bangkok Airways PCL NVDR (c)	505,900	143,905
Bangkok Chain Hospital PCL NVDR	755,200	390,131
Bangkok Land PCL NVDR	16,908,200	812,655
Bangkok Life Assurance PCL NVDR	211,200	140,179
Beauty Community PCL	2,464,475	193,387
BEC World PCL NVDR (a)	1,199,100	290,121
Central Plaza Hotel PCL NVDR	913,602	985,740
Chularat Hospital PCL NVDR	8,625,500	693,763
CK Power PCL NVDR	906,700	170,460
Com7 PCL Class F	136,300	108,737
Do Day Dream PCL NVDR	108,900	97,025
Dynasty Ceramic PCL NVDR	4,431,220	292,662
Erawan Group PCL NVDR (c)	829,300	158,620
Esso Thailand PCL NVDR	1,626,067	427,982
Frasers Property Thailand Industrial Freehold & Leasehold REIT	258,100	151,054
GFPT PCL	339,900	198,928
Grand Canal Land PCL NVDR (a)	384,300	31,915
Group Lease PCL NVDR (a)	315,600	56,237
Gunkul Engineering PCL NVDR	8,665,204	878,278
Hana Microelectronics PCL NVDR	385,200	355,792
Ichitan Group PCL NVDR (c)	484,563	99,812
IMPACT Growth Real Estate Investment Trust	343,200	300,167
Inter Far East Energy Corp. NVDR (a)(g)	283,900	3,249
International Engineering PCL (f)	63,855,934	—

38

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Jasmine International PCL NVDR (c)	3,221,025	$ 674,009
JMT Network Services PCL NVDR	511,600	297,743
KCE Electronics PCL NVDR	808,453	438,788
Kiatnakin Bank PCL NVDR	142,000	306,425
LPN Development PCL NVDR	1,011,200	186,800
Major Cineplex Group PCL NVDR	1,198,000	936,152
MBK PCL NVDR	289,400	211,952
MC Group PCL NVDR	259,000	64,358
Mega Lifesciences PCL	186,000	190,044
Origin Property PCL NVDR	819,350	208,956
Plan B Media Pcl NVDR	464,200	130,525
Precious Shipping PCL (a)(c)	687,000	193,173
Pruksa Holding PCL NVDR	1,507,131	822,923
PTG Energy PCL NVDR	888,900	546,389
Ratchthani Leasing PCL NVDR	769,025	179,779
Siamgas & Petrochemicals PCL NVDR	487,200	144,161
Singha Estate PCL NVDR	1,871,000	187,192
Sino-Thai Engineering & Construction PCL NVDR (c)	1,440,900	942,227
SPCG PCL NVDR	173,400	116,791
Sri Trang Agro-Industry PCL NVDR	1,133,580	381,752
Star Petroleum Refining PCL	621,000	188,828
Supalai PCL NVDR	1,200,200	706,346
Super Energy Corp. PCL NVDR (a)(c)	3,271,900	66,326
SVI PCL	559,800	83,828
Taokaenoi Food & Marketing PCL NVDR	392,000	137,139
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	2,084,300	1,737,769
Thai Airways International PCL NVDR (a)	995,700	296,252
Thai Vegetable Oil PCL NVDR	524,100	445,532
Thaicom PCL NVDR (a)	214,906	33,306
Thanachart Capital PCL NVDR	322,300	600,657
Thonburi Healthcare Group PCL NVDR	112,800	87,039
Thoresen Thai Agencies PCL	3,559,706	628,491
Tipco Asphalt PCL NVDR	1,075,800	742,174
TPI Polene PCL	1,119,600	56,007
TPI Polene Power PCL NVDR	5,003,100	781,913
TTW PCL NVDR	463,200	207,482
Vibhavadi Medical Center PCL NVDR (c)	2,818,200	177,836
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	224,300	142,273
Workpoint Entertainment PCL NVDR	182,800	121,329
		21,705,009
Security Description	Shares	Value
TURKEY — 2.0%
Aksa Akrilik Kimya Sanayii A/S	112,533	$ 194,314
Aygaz A/S	141,307	294,051
Bera Holding A/S (a)	226,375	93,012
Coca-Cola Icecek A/S	47,850	285,414
Dogan Sirketler Grubu Holding A/S	258,956	70,168
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	1,230,616	302,941
Enerjisa Enerji AS (d)	263,041	289,757
Is Gayrimenkul Yatirim Ortakligi A/S REIT (a)	1,386,642	238,208
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (c)	1,076,664	425,212
Koza Altin Isletmeleri A/S (a)	63,572	736,316
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	207,652	339,436
Mavi Giyim Sanayi Ve Ticaret AS Class B (a)(d)	40,154	328,116
Migros Ticaret A/S (a)	139,453	512,715
MLP Saglik Hizmetleri AS (a)(d)	136,091	354,297
Pegasus Hava Tasimaciligi A/S (a)	47,599	511,690
Petkim Petrokimya Holding A/S (a)(c)	755,340	482,915
Sasa Polyester Sanayi A/S	144,429	163,191
Soda Sanayii A/S	243,127	254,473
Sok Marketler Ticaret AS (a)(c)	199,761	389,156
TAV Havalimanlari Holding A/S	130,515	545,498
Tekfen Holding A/S	236,677	802,267
Tofas Turk Otomobil Fabrikasi A/S	80,365	288,639
Trakya Cam Sanayii A/S	267,107	140,495
Turk Traktor ve Ziraat Makineleri A/S (a)	26,830	205,460
Turkiye Halk Bankasi A/S (a)	381,687	443,437
Turkiye Sinai Kalkinma Bankasi A/S (a)	1,160,014	195,168
Turkiye Vakiflar Bankasi TAO Class D (a)	667,638	612,479
Ulker Biskuvi Sanayi A/S (a)	121,175	421,693
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S (a)	36,152	40,784
Yazicilar Holding A/S Class A	106,826	293,244
		10,254,546
UNITED ARAB EMIRATES — 0.5%
Air Arabia PJSC (a)	1,918,590	652,910
Al Waha Capital PJSC	1,150,246	322,544
Arabtec Holding PJSC	808,316	385,106
DAMAC Properties Dubai Co. PJSC (a)	326,711	77,383
Dana Gas PJSC	1,693,794	440,839
Dubai Investments PJSC	258,450	90,767
DXB Entertainments PJSC (a)	3,048,233	174,273
Eshraq Properties Co. PJSC (a)	1,829,597	197,248
Orascom Construction PLC	7,657	49,196

39

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
RAK Properties PJSC (a)	2,885,540	$ 355,866
		2,746,132
UNITED STATES — 0.2%
Bizlink Holding, Inc. (c)	88,764	613,705
Ideanomics, Inc. (a)(c)	41,476	62,421
Titan Cement International SA (a)	21,546	448,648
		1,124,774
TOTAL COMMON STOCKS (Cost $615,566,778)		519,325,709

RIGHTS — 0.0% (e)
CHINA — 0.0% (e)
Jiangnan Group, Ltd. (expiring 10/15/19) (a) (g)	252,000	—
THAILAND — 0.0% (e)
REC Ltd. (expiring 11/15/19) (a) (f)	18,710	—
TOTAL RIGHTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (h) (i)	3,090,741	3,091,050
State Street Navigator Securities Lending Portfolio III (j) (k)	9,464,642	9,464,642
TOTAL SHORT-TERM INVESTMENTS (Cost $12,555,692)		12,555,692
TOTAL INVESTMENTS — 101.9% (Cost $628,122,470)		531,881,401
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(9,829,660)
NET ASSETS — 100.0%		$ 522,051,741

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at September 30, 2019.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $383,750, representing 0.1% of the Fund's net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $1,363,348 representing 0.2% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$515,332,522	$3,609,437	$383,750	$519,325,709
Rights	—	—	0(a)	0
Short-Term Investments	12,555,692	—	—	12,555,692
TOTAL INVESTMENTS	$527,888,214	$3,609,437	$383,750	$531,881,401
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2019.
40

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 16,696,212	$ 13,604,960	$(202)	$—	3,090,741	$ 3,091,050	$ 2,230
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	42,426,368	42,426,368	—	—	—	—	21,612
State Street Navigator Securities Lending Government Money Market Portfolio	12,167,528	12,167,528	34,001,737	46,169,265	—	—	—	—	317,081
State Street Navigator Securities Lending Portfolio III	—	—	37,018,816	27,554,174	—	—	9,464,642	9,464,642	229,067
Total		$12,167,528	$130,143,133	$129,754,767	$(202)	$—		$12,555,692	$569,990
41

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.0% (a)
Banco Macro SA ADR	113	$ 2,940
MercadoLibre, Inc. (b)	65	35,830
		38,770
AUSTRALIA — 2.1%
AMP, Ltd.	13,634	16,782
APA Group	1,104	8,533
Aristocrat Leisure, Ltd.	1,400	28,893
ASX, Ltd.	389	21,270
Australia & New Zealand Banking Group, Ltd.	6,090	117,143
Bank of Queensland, Ltd. (c)	4,061	27,170
Bendigo & Adelaide Bank, Ltd. (c)	2,200	17,049
Brambles, Ltd.	4,164	32,016
Challenger, Ltd.	1,469	7,302
Cochlear, Ltd.	92	12,916
Commonwealth Bank of Australia	3,584	195,385
Computershare, Ltd.	1,566	17,057
Crown Resorts, Ltd.	1,827	14,848
CSL, Ltd.	834	131,449
Dexus REIT	1,900	15,288
Flight Centre Travel Group, Ltd. (c)	207	6,645
Fortescue Metals Group, Ltd. (c)	6,568	38,982
Goodman Group REIT	4,256	40,703
GPT Group REIT	2,098	8,716
Insurance Australia Group, Ltd.	5,435	28,959
LendLease Group	1,240	14,686
Macquarie Group, Ltd.	816	72,140
Medibank Pvt, Ltd.	6,143	14,087
Mirvac Group REIT	11,563	23,864
National Australia Bank, Ltd.	6,281	125,816
Newcrest Mining, Ltd.	1,346	31,546
QBE Insurance Group, Ltd.	3,562	30,174
Ramsay Health Care, Ltd. (c)	234	10,238
REA Group, Ltd. (c)	125	9,124
Scentre Group REIT	13,397	35,510
SEEK, Ltd.	1,115	16,146
Sonic Healthcare, Ltd.	1,433	27,110
Stockland REIT	11,121	34,128
Suncorp Group, Ltd. (b)	4,118	37,911
Sydney Airport	6,852	37,109
Tabcorp Holdings, Ltd.	8,699	28,455
Telstra Corp., Ltd.	8,671	20,527
Transurban Group Stapled Security	7,707	76,358
Treasury Wine Estates, Ltd.	1,889	23,659
Wesfarmers, Ltd.	546	14,656
Westpac Banking Corp. (c)	6,609	132,118
Woolworths Group, Ltd.	3,228	81,163
WorleyParsons, Ltd. (c)	4,032	35,379
		1,719,010
AUSTRIA — 0.0% (a)
Erste Group Bank AG	456	15,083
Raiffeisen Bank International AG	540	12,533
Security Description	Shares	Value
Verbund AG	232	$ 12,697
		40,313
BELGIUM — 0.2%
Anheuser-Busch InBev SA	1,274	121,419
Umicore SA (c)	588	22,199
		143,618
BERMUDA — 0.1%
Marvell Technology Group, Ltd.	1,814	45,296
BRAZIL — 0.8%
Ambev SA	11,473	53,021
B2W Cia Digital (b)(d)	1,014	11,770
B2W Cia Digital (b)(d)	142	1,633
B3 SA - Brasil Bolsa Balcao	5,367	56,216
Banco Bradesco SA Preference Shares	8,454	68,843
Banco Bradesco SA	1,920	14,404
Banco BTG Pactual SA	563	7,914
Banco do Brasil SA	2,644	28,875
Banco Santander Brasil SA	1,123	12,221
BB Seguridade Participacoes SA	1,328	11,168
BR Malls Participacoes SA	2,078	7,189
CCR SA	5,850	24,226
Cielo SA	817	1,569
Embraer SA	1,379	5,929
Itau Unibanco Holding SA Preference Shares	10,311	86,713
Itausa - Investimentos Itau SA Preference Shares	9,020	28,541
Kroton Educacional SA	3,031	8,135
Localiza Rent a Car SA	1,711	18,673
Lojas Americanas SA Preference Shares	1,600	7,667
Lojas Renner SA	1,460	17,690
Magazine Luiza SA	1,803	16,033
Natura Cosmeticos SA	902	7,332
Raia Drogasil SA	563	12,950
Suzano SA	2,251	18,185
Telefonica Brasil SA Preference Shares	1,515	19,982
TIM Participacoes SA	3,042	8,698
Ultrapar Participacoes SA	8,069	35,818
Vale SA (b)	9,926	113,787
		705,182
CANADA — 3.4%
Agnico Eagle Mines, Ltd.	888	47,619
Alimentation Couche-Tard, Inc. Class B	1,940	59,489
Aurora Cannabis, Inc. (b)(c)	1,430	6,286
Bank of Montreal	1,324	97,580
Bank of Nova Scotia	2,742	155,843
Barrick Gold Corp. (e)	3,783	65,488
Bausch Health Cos., Inc. (b)	375	8,185
BCE, Inc.	1,149	55,610
BlackBerry, Ltd. (b)	1,823	9,556

42

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Bombardier, Inc. Class B (b)(c)	6,517	$ 8,811
Brookfield Asset Management, Inc. Class A	1,604	85,228
Cameco Corp.	1,326	12,599
Canadian Imperial Bank of Commerce (c)	917	75,708
Canadian National Railway Co.	1,384	124,351
Canadian Pacific Railway, Ltd.	228	50,701
Canadian Tire Corp., Ltd. Class A (c)	143	16,057
Canopy Growth Corp. (b)(c)	375	8,596
CCL Industries, Inc. Class B	803	32,411
CGI, Inc. (b)	324	25,636
Constellation Software, Inc.	34	33,978
Cronos Group, Inc. (b)(c)	338	3,056
Dollarama, Inc.	646	23,142
Enbridge, Inc. (c)(d)	970	34,067
Enbridge, Inc. (d)	2,376	83,350
Fairfax Financial Holdings, Ltd.	65	28,671
First Quantum Minerals, Ltd.	5,793	48,698
Franco-Nevada Corp.	817	74,493
George Weston, Ltd.	499	42,008
Great-West Lifeco, Inc.	1,074	25,804
Hydro One, Ltd. (c)(f)	5,246	97,035
Intact Financial Corp.	205	20,646
Kirkland Lake Gold, Ltd.	563	25,237
Loblaw Cos., Ltd.	377	21,487
Lundin Mining Corp.	9,716	45,718
Manulife Financial Corp.	2,559	46,967
Metro, Inc.	646	28,460
National Bank of Canada	425	21,160
Nutrien, Ltd. (c)	900	44,864
Pembina Pipeline Corp.	3,746	138,947
Power Corp. of Canada	510	11,756
Power Financial Corp. (c)	1,378	31,973
PrairieSky Royalty, Ltd. (c)	7,376	102,952
Restaurant Brands International, Inc.	632	44,966
RioCan Real Estate Investment Trust	852	16,976
Rogers Communications, Inc. Class B (c)	788	38,406
Royal Bank of Canada	2,964	240,590
Shaw Communications, Inc. Class B	643	12,641
Shopify, Inc. Class A (b)(c)	201	62,592
SNC-Lavalin Group, Inc. (c)	845	11,909
Stars Group, Inc. (b)(c)	477	7,144
Sun Life Financial, Inc.	676	30,246
TELUS Corp.	696	24,786
Thomson Reuters Corp.	550	36,784
Toronto-Dominion Bank	3,455	201,585
Wheaton Precious Metals Corp.	3,256	85,433
WSP Global, Inc.	375	21,931
		2,816,212
CHILE — 0.2%
Aguas Andinas SA Class A	53,911	29,524
Security Description	Shares	Value
Antofagasta PLC	8,106	$ 89,801
Cencosud SA	420	692
SACI Falabella	2,711	15,171
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	585	16,123
		151,311
CHINA — 3.5%
51job, Inc. ADR (b)	101	7,474
AAC Technologies Holdings, Inc. (c)	3,000	15,881
Agricultural Bank of China, Ltd. Class A	21,162	10,253
Agricultural Bank of China, Ltd. Class H	89,000	34,853
Alcon, Inc. (b)	754	44,008
Alibaba Group Holding, Ltd. ADR (b)	2,387	399,178
Alibaba Health Information Technology, Ltd. (b)(c)	6,000	5,243
ANTA Sports Products, Ltd.	1,000	8,272
Baidu, Inc. ADR (b)	479	49,222
Bank of Beijing Co., Ltd. Class A	10,996	8,253
Bank of China, Ltd. Class H	188,000	73,863
Bank of Communications Co., Ltd. Class A	15,928	12,156
Bank of Communications Co., Ltd. Class H	24,000	15,675
BYD Co., Ltd. Class H (c)	3,500	17,479
CGN Power Co., Ltd. Class H (f)	153,200	38,694
China Cinda Asset Management Co., Ltd. Class H	60,000	11,787
China CITIC Bank Corp., Ltd. Class H	36,000	19,195
China Common Rich Renewable Energy Investment, Ltd. (b)(c)(g)	24,000	—
China Conch Venture Holdings, Ltd.	4,500	16,647
China Construction Bank Corp. Class H	192,000	146,460
China Everbright Bank Co., Ltd. Class A	26,509	14,626
China Evergrande Group (c)	9,700	20,664
China Life Insurance Co., Ltd. Class H	18,000	41,697
China Mengniu Dairy Co., Ltd.	10,000	37,439
China Merchants Bank Co., Ltd. Class A	1,600	7,786
China Merchants Bank Co., Ltd. Class H	5,500	26,169
China Minsheng Banking Corp., Ltd. Class A	4,145	3,494
China Minsheng Banking Corp., Ltd. Class H	22,500	15,298
China Molybdenum Co., Ltd. Class H (c)	27,000	8,955
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	4,200	6,393

43

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
China Oilfield Services, Ltd. Class H	22,000	$ 26,295
China Overseas Land & Investment, Ltd.	4,000	12,577
China Pacific Insurance Group Co., Ltd. Class H	5,000	18,369
China Resources Beer Holdings Co., Ltd.	2,000	10,600
China Resources Gas Group, Ltd.	18,000	88,974
China Telecom Corp., Ltd. Class H	52,000	23,680
China Tower Corp., Ltd. Class H (f)	94,000	21,343
China Unicom Hong Kong, Ltd.	18,000	19,104
China Vanke Co., Ltd. Class H	3,496	12,175
China Yangtze Power Co., Ltd. Class A	10,896	27,815
Chongqing Rural Commercial Bank Co., Ltd. Class H	28,000	14,894
CITIC Securities Co., Ltd. Class H	4,500	8,427
Country Garden Holdings Co., Ltd.	19,000	24,067
CSPC Pharmaceutical Group, Ltd.	4,000	8,031
Ctrip.com International, Ltd. ADR (b)	877	25,687
Dongfeng Motor Group Co., Ltd. Class H	20,000	19,007
ENN Energy Holdings, Ltd.	2,500	25,863
Foshan Haitian Flavouring & Food Co., Ltd. Class A	600	9,235
Fosun International, Ltd.	13,500	16,704
Ganfeng Lithium Co., Ltd. Class A	1,900	6,002
Geely Automobile Holdings, Ltd. (c)	11,000	18,662
Guangzhou Automobile Group Co., Ltd. Class H	3,200	3,061
Huaneng Renewables Corp., Ltd. Class H	92,000	31,334
Huazhu Group, Ltd. ADR (c)	272	8,981
Industrial & Commercial Bank of China, Ltd. Class H	150,000	100,454
Industrial Bank Co., Ltd. Class A	6,232	15,298
JD.com, Inc. ADR (b)	989	27,900
Jiangsu Expressway Co., Ltd. Class H	12,000	15,246
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	617	8,986
Jinduicheng Molybdenum Co., Ltd. Class A	19,900	21,039
Kweichow Moutai Co., Ltd. Class A	102	16,426
Lenovo Group, Ltd.	12,000	8,006
Luzhou Laojiao Co., Ltd. Class A	600	7,160
Meituan Dianping Class B (b)	1,600	16,348
Muyuan Foodstuff Co., Ltd. Class A	700	6,911
NetEase, Inc. ADR	143	38,064
New Oriental Education & Technology Group, Inc. ADR (b)	313	34,668
Offshore Oil Engineering Co., Ltd. Class A	38,400	28,983
People's Insurance Co. Group of China, Ltd. Class H	51,000	20,428
Security Description	Shares	Value
PICC Property & Casualty Co., Ltd. Class H	30,000	$ 35,015
Pinduoduo, Inc. ADR (b)(c)	338	10,890
Ping An Insurance Group Co. of China, Ltd. Class H	9,000	103,382
Postal Savings Bank of China Co., Ltd. Class H (f)	28,000	17,073
Prosus NV (b)	817	59,988
Sany Heavy Industry Co., Ltd. Class A	3,300	6,599
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	5,000	13,426
Shanghai International Airport Co., Ltd. Class A	700	7,820
Shanghai International Port Group Co., Ltd. Class A	7,500	5,976
Shanghai Pudong Development Bank Co., Ltd. Class A	6,334	10,502
Shenzhou International Group Holdings, Ltd.	2,900	37,880
Sunac China Holdings, Ltd.	1,000	4,018
Sunny Optical Technology Group Co., Ltd.	1,900	27,921
TAL Education Group ADR (b)	754	25,817
Tencent Holdings, Ltd.	10,484	441,592
Towngas China Co., Ltd.	25,937	19,454
Vipshop Holdings, Ltd. ADR (b)	741	6,610
Want Want China Holdings, Ltd.	15,000	11,997
Wens Foodstuffs Group Co., Ltd. Class A	1,100	5,727
Wuliangye Yibin Co., Ltd. Class A	1,134	20,612
Yangzijiang Shipbuilding Holdings, Ltd.	11,400	7,914
Yum China Holdings, Inc.	746	33,891
Zhejiang Expressway Co., Ltd. Class H	20,000	17,297
Zhejiang Longsheng Group Co., Ltd. Class A	2,300	4,528
ZTE Corp. Class H (b)	3,600	9,552
		2,909,399
COLOMBIA — 0.2%
Bancolombia SA	1,175	13,343
Bancolombia SA Preference Shares	696	8,604
Ecopetrol SA	49,307	41,816
Grupo Aval Acciones y Valores SA Preference Shares	57,157	21,361
Grupo de Inversiones Suramericana SA Preference Shares	2,447	20,668
Grupo de Inversiones Suramericana SA	1,743	16,536
Interconexion Electrica SA ESP	9,383	49,202
		171,530
DENMARK — 0.5%
Carlsberg A/S Class B	100	14,784
Chr. Hansen Holding A/S	355	30,137
Coloplast A/S Class B	181	21,804

44

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Danske Bank A/S	1,790	$ 24,929
Genmab A/S (b)	107	21,725
ISS A/S	443	10,964
Novo Nordisk A/S Class B	3,369	173,233
Novozymes A/S Class B	1,091	45,879
Orsted A/S (f)	197	18,312
Pandora A/S	205	8,229
Vestas Wind Systems A/S	445	34,555
		404,551
FINLAND — 0.4%
Elisa Oyj	251	12,943
Kone Oyj Class B	1,015	57,806
Neste Oyj (c)	1,832	60,657
Nokia Oyj (d)	1,316	6,671
Nokia Oyj (d)	7,755	39,212
Nokian Renkaat Oyj	260	7,336
Nordea Bank Abp (d)	4,873	34,599
Nordea Bank Abp (d)	134	950
Orion Oyj Class B	217	8,096
Sampo Oyj Class A	1,515	60,252
Wartsila OYJ Abp (c)	1,159	12,983
		301,505
FRANCE — 3.4%
Aeroports de Paris	135	24,019
Airbus SE	1,275	165,689
Alstom SA	622	25,788
Amundi SA (f)	226	15,769
Atos SE	287	20,237
AXA SA	3,700	94,510
BNP Paribas SA	1,862	90,678
Bollore SA	6,238	25,856
Bureau Veritas SA	796	19,178
Capgemini SE	362	42,662
Carrefour SA	678	11,871
CNP Assurances	382	7,384
Covivio REIT	149	15,773
Credit Agricole SA	1,483	18,011
Danone SA	1,195	105,291
Dassault Aviation SA	10	14,151
Dassault Systemes SE	235	33,498
Edenred	668	32,065
Eiffage SA	192	19,910
EssilorLuxottica SA	629	90,688
Eurazeo SE	286	21,280
Eutelsat Communications SA	525	9,773
Gecina SA REIT	153	24,053
Getlink SE	1,594	23,947
Hermes International	63	43,545
ICADE REIT	268	23,973
Iliad SA	97	9,118
Ingenico Group SA	100	9,757
Kering SA	152	77,478
Klepierre SA REIT	840	28,535
Legrand SA	741	52,897
L'Oreal SA	648	181,487
Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	560	$ 222,623
Natixis SA	533	2,211
Orange SA	3,784	59,384
Pernod Ricard SA	517	92,098
Peugeot SA	1,927	48,067
Publicis Groupe SA	241	11,855
Remy Cointreau SA	82	10,888
Renault SA	517	29,681
Safran SA	782	123,149
Sanofi	2,141	198,540
Schneider Electric SE	1,545	135,591
SCOR SE	161	6,650
Societe BIC SA (c)	114	7,656
Societe Generale SA	1,439	39,439
Sodexo SA	295	33,126
Teleperformance	119	25,804
Thales SA	294	33,815
Ubisoft Entertainment SA (b)	159	11,499
Unibail-Rodamco-Westfield	2,759	19,818
Unibail-Rodamco-Westfield REIT	349	50,889
Valeo SA	103	3,341
Vinci SA	1,547	166,664
Vivendi SA	2,514	69,012
Worldline SA (b)(f)	112	7,070
		2,787,741
GERMANY — 2.4%
1&1 Drillisch AG	146	4,552
adidas AG	337	104,947
Allianz SE	899	209,592
BASF SE	462	32,296
Bayer AG	1,485	104,730
Bayerische Motoren Werke AG	1,231	86,682
Beiersdorf AG	190	22,412
Brenntag AG	81	3,921
Continental AG	170	21,814
Daimler AG	2,610	129,808
Delivery Hero SE (b)(f)	304	13,509
Deutsche Bank AG	3,517	26,345
Deutsche Boerse AG	296	46,275
Deutsche Post AG	934	31,204
Deutsche Telekom AG	5,442	91,331
Deutsche Wohnen SE	441	16,101
Fraport AG Frankfurt Airport Services Worldwide	251	21,295
Fresenius Medical Care AG & Co. KGaA	484	32,556
Fresenius SE & Co. KGaA	827	38,674
Fuchs Petrolub SE Preference Shares	335	12,585
GEA Group AG	409	11,045
Henkel AG & Co. KGaA Preference Shares	570	56,424
HUGO BOSS AG	154	8,252
Infineon Technologies AG	2,367	42,609
KION Group AG	116	6,102

45

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Merck KGaA	143	$ 16,112
MTU Aero Engines AG	123	32,692
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	299	77,385
Puma SE	90	6,966
SAP SE	1,962	230,752
Sartorius AG Preference Shares	52	9,490
Siemens AG	1,604	171,808
Siemens Healthineers AG (f)	288	11,333
Symrise AG	576	55,989
Telefonica Deutschland Holding AG	1,402	3,910
United Internet AG	256	9,135
Volkswagen AG Preference Shares	391	66,523
Vonovia SE	739	37,503
Wirecard AG	250	39,997
Zalando SE (b)(f)	290	13,241
		1,957,897
HONG KONG — 1.4%
AIA Group, Ltd.	23,800	224,812
Bank of East Asia, Ltd.	1,605	3,951
China Everbright, Ltd.	14,000	16,376
China Gas Holdings, Ltd.	5,400	20,872
China Mobile, Ltd.	12,000	99,268
China Resources Land, Ltd.	2,000	8,381
CK Asset Holdings, Ltd.	9,459	64,070
CK Hutchison Holdings, Ltd.	4,000	35,309
Dairy Farm International Holdings, Ltd.	900	5,670
Galaxy Entertainment Group, Ltd.	2,000	12,437
Hang Lung Properties, Ltd.	8,000	18,165
Hang Seng Bank, Ltd.	1,800	38,804
Henderson Land Development Co., Ltd.	2,632	12,255
Hong Kong & China Gas Co., Ltd.	20,504	39,965
Hong Kong Exchanges & Clearing, Ltd.	2,006	58,854
Hongkong Land Holdings, Ltd.	3,600	20,232
Hysan Development Co., Ltd.	7,000	28,217
Jardine Matheson Holdings, Ltd.	400	21,400
Jardine Strategic Holdings, Ltd.	600	17,928
Kerry Properties, Ltd.	3,000	9,242
Link REIT	7,500	82,707
Melco Resorts & Entertainment, Ltd. ADR	745	14,460
MTR Corp., Ltd.	3,932	22,069
Power Assets Holdings, Ltd.	13,000	87,309
Sands China, Ltd.	6,400	28,982
Shenzhen International Holdings, Ltd.	8,016	15,399
Sino Biopharmaceutical, Ltd.	20,500	26,045
Sino Land Co., Ltd.	15,324	23,027
Sun Hung Kai Properties, Ltd.	3,500	50,361
Swire Properties, Ltd.	3,600	11,297
Techtronic Industries Co., Ltd.	3,000	20,875
Security Description	Shares	Value
Wharf Real Estate Investment Co., Ltd.	2,000	$ 10,919
Wheelock & Co., Ltd.	2,000	11,391
		1,161,049
HUNGARY — 0.0% (a)
OTP Bank Nyrt	478	19,898
INDIA — 1.0%
Adani Ports & Special Economic Zone, Ltd.	2,344	13,692
Asian Paints, Ltd.	2,078	51,669
Avenue Supermarts, Ltd. (b)(f)	321	8,428
Axis Bank, Ltd.	3,591	34,710
Bajaj Auto, Ltd.	305	12,661
Bharti Airtel, Ltd.	5,228	27,077
Bharti Infratel, Ltd.	1,747	6,343
Dabur India, Ltd.	1,262	7,964
Eicher Motors, Ltd.	46	11,531
Godrej Consumer Products, Ltd.	612	5,935
HCL Technologies, Ltd.	1,164	17,749
Hindustan Unilever, Ltd.	1,636	45,753
Housing Development Finance Corp., Ltd.	2,608	72,756
ICICI Bank, Ltd. ADR	2,385	29,049
Infosys, Ltd. ADR	6,800	77,316
ITC, Ltd.	10,093	37,007
Larsen & Toubro, Ltd. GDR	1,797	37,378
Mahindra & Mahindra, Ltd. GDR	1,869	14,485
Maruti Suzuki India, Ltd.	312	29,566
Nestle India, Ltd.	106	20,775
Petronet LNG, Ltd.	3,257	11,945
Power Grid Corp. of India, Ltd.	2,831	7,951
Reliance Industries, Ltd.	5,266	98,995
State Bank of India GDR (b)	486	18,662
Sun Pharmaceutical Industries, Ltd.	1,734	9,529
Tata Consultancy Services, Ltd.	2,089	61,881
Tata Motors, Ltd. (b)	7,578	12,559
Tech Mahindra, Ltd.	1,555	15,678
Titan Co., Ltd.	297	5,335
United Spirits, Ltd. (b)	1,328	12,499
Wipro, Ltd. ADR (c)	3,231	11,793
Yes Bank, Ltd.	3,942	2,303
		830,974
INDONESIA — 0.2%
Astra International Tbk PT	51,000	23,713
Bank Central Asia Tbk PT	20,100	42,975
Bank Mandiri Persero Tbk PT	13,400	6,584
Bank Rakyat Indonesia Persero Tbk PT	90,000	26,122
Gudang Garam Tbk PT	2,000	7,379
Hanjaya Mandala Sampoerna Tbk PT	40,900	6,598
Jasa Marga Persero Tbk PT	19,850	7,971
Telekomunikasi Indonesia Persero Tbk PT	108,600	32,974

46

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Unilever Indonesia Tbk PT	6,000	$ 19,655
		173,971
IRELAND — 0.4%
Accenture PLC Class A	1,280	246,208
AerCap Holdings NV (b)	466	25,514
AIB Group PLC	2,455	7,291
Alkermes PLC (b)	153	2,985
Flutter Entertainment PLC	150	14,024
James Hardie Industries PLC	1,256	21,059
Kerry Group PLC Class A	278	32,520
		349,601
ISRAEL — 0.1%
Bank Hapoalim BM (b)	2,979	23,484
Bank Leumi Le-Israel BM	1,973	14,043
Check Point Software Technologies, Ltd. (b)	231	25,295
Nice, Ltd. (b)	123	18,083
Teva Pharmaceutical Industries, Ltd. ADR (b)(c)	630	4,334
Teva Pharmaceutical Industries, Ltd. (b)	1,360	9,359
		94,598
ITALY — 0.6%
Assicurazioni Generali SpA	3,452	66,913
Atlantia SpA	2,195	53,100
Davide Campari-Milano SpA	1,003	9,065
Ferrari NV	388	59,875
Intesa Sanpaolo SpA	27,282	64,706
Leonardo SpA	917	10,787
Mediobanca Banca di Credito Finanziario SpA	1,139	12,442
Moncler SpA	341	12,157
Poste Italiane SpA (f)	3,464	39,388
Snam SpA	6,030	30,463
Telecom Italia SpA	43,343	23,702
Terna Rete Elettrica Nazionale SpA	10,100	64,899
UniCredit SpA	3,015	35,565
		483,062
JAPAN — 7.4%
Amada Holdings Co., Ltd.	800	8,616
Asahi Group Holdings, Ltd.	200	9,901
Asahi Intecc Co., Ltd.	1,100	28,875
Astellas Pharma, Inc.	4,500	64,060
Bandai Namco Holdings, Inc. (c)	200	12,454
Bank of Kyoto, Ltd.	300	11,728
Canon, Inc.	2,600	69,345
Casio Computer Co., Ltd. (c)	800	12,399
Central Japan Railway Co.	200	41,120
Chiba Bank, Ltd.	1,100	5,659
Chugai Pharmaceutical Co., Ltd.	200	15,545
Concordia Financial Group, Ltd. (c)	3,500	13,407
CyberAgent, Inc. (c)	600	23,040
Daifuku Co., Ltd. (c)	700	36,077
Dai-ichi Life Holdings, Inc.	1,700	25,624
Security Description	Shares	Value
Daiichi Sankyo Co., Ltd.	1,800	$ 113,321
Daikin Industries, Ltd.	700	91,844
Daito Trust Construction Co., Ltd.	100	12,778
Daiwa House Industry Co., Ltd.	700	22,708
Daiwa Securities Group, Inc. (c)	4,300	19,154
Denso Corp. (c)	1,000	43,942
Dentsu, Inc.	900	31,686
East Japan Railway Co.	400	38,159
Eisai Co., Ltd. (c)	300	15,242
FANUC Corp. (c)	200	37,640
Fast Retailing Co., Ltd.	100	59,412
FUJIFILM Holdings Corp.	600	26,315
Fujitsu, Ltd.	600	48,050
Fukuoka Financial Group, Inc.	700	13,219
Hisamitsu Pharmaceutical Co., Inc.	200	8,744
Hitachi, Ltd.	700	26,057
Honda Motor Co., Ltd.	3,300	85,450
Hoshizaki Corp.	200	15,711
Hoya Corp.	600	48,960
Iida Group Holdings Co., Ltd.	1,100	17,893
Isuzu Motors, Ltd. (c)	1,500	16,523
ITOCHU Corp.	4,300	88,765
Japan Airport Terminal Co., Ltd. (c)	800	34,643
Japan Post Bank Co., Ltd. (c)	1,900	18,407
Japan Post Holdings Co., Ltd.	3,632	33,438
Japan Tobacco, Inc.	1,800	39,406
JGC Corp.	600	7,845
Kajima Corp. (c)	2,600	34,089
Kamigumi Co., Ltd.	1,000	22,651
Kansai Paint Co., Ltd.	2,900	67,378
Kao Corp.	800	59,100
KDDI Corp.	3,400	88,873
Keikyu Corp.	800	15,508
Keio Corp.	200	12,454
Keyence Corp.	200	123,803
Kikkoman Corp.	400	19,098
Kirin Holdings Co., Ltd.	900	19,053
Koito Manufacturing Co., Ltd.	900	43,969
Komatsu, Ltd. (c)	1,100	25,191
Konami Holdings Corp. (c)	800	38,640
Kose Corp.	100	16,886
Kubota Corp.	2,000	30,247
Kyocera Corp.	100	6,204
Lawson, Inc.	200	10,234
M3, Inc. (c)	600	14,445
Makita Corp.	200	6,292
Marubeni Corp.	20,800	138,128
Mebuki Financial Group, Inc. (c)	2,700	6,645
Medipal Holdings Corp.	200	4,452
Mercari, Inc. (b)	200	4,969
MISUMI Group, Inc.	100	2,353
Mitsubishi Corp.	4,200	103,023
Mitsubishi Electric Corp. (c)	3,800	50,368
Mitsubishi Estate Co., Ltd.	2,900	55,920
Mitsubishi Heavy Industries, Ltd.	300	11,747
Mitsubishi Motors Corp. (c)	1,900	8,245

47

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	23,700	$ 120,260
Mitsubishi UFJ Lease & Finance Co., Ltd. (c)	2,700	15,589
Mitsui & Co., Ltd.	18,600	304,278
Mitsui Fudosan Co., Ltd. (c)	2,500	61,971
Mizuho Financial Group, Inc. (c)	53,700	82,283
MonotaRO Co., Ltd. (c)	900	23,534
MS&AD Insurance Group Holdings, Inc.	1,000	32,385
Murata Manufacturing Co., Ltd.	800	38,381
NEC Corp.	600	25,316
Nexon Co., Ltd. (b)	800	9,704
NGK Spark Plug Co., Ltd.	900	17,138
Nidec Corp. (c)	500	67,176
Nikon Corp. (c)	200	2,495
Nintendo Co., Ltd.	200	74,060
Nippon Paint Holdings Co., Ltd.	800	41,527
Nippon Telegraph & Telephone Corp.	1,100	52,478
Nissan Motor Co., Ltd. (c)	2,800	17,465
Nitori Holdings Co., Ltd. (c)	100	14,629
Nitto Denko Corp.	200	9,630
Nomura Holdings, Inc. (c)	8,000	33,895
Nomura Research Institute, Ltd.	2,000	39,806
NTT Data Corp. (c)	2,500	32,246
NTT DOCOMO, Inc. (c)	2,700	68,777
Obayashi Corp.	2,800	27,877
Obic Co., Ltd.	200	22,799
Olympus Corp.	1,600	21,555
Omron Corp. (c)	800	43,747
Ono Pharmaceutical Co., Ltd.	600	10,865
Oriental Land Co., Ltd. (c)	400	60,847
ORIX Corp.	3,600	53,663
Pan Pacific International Holdings Corp.	2,800	46,764
Panasonic Corp.	2,000	16,204
Park24 Co., Ltd. (c)	900	20,885
PeptiDream, Inc. (b)	100	4,747
Rakuten, Inc.	3,800	37,446
Recruit Holdings Co., Ltd.	1,700	51,688
Renesas Electronics Corp. (b)	1,900	12,341
Resona Holdings, Inc. (c)	6,300	26,990
Ricoh Co., Ltd. (c)	1,800	16,205
Rohm Co., Ltd.	600	45,801
Ryohin Keikaku Co., Ltd.	1,000	18,672
Sankyo Co., Ltd. (c)	900	30,937
SBI Holdings, Inc. (c)	900	19,245
Secom Co., Ltd.	500	45,607
Sekisui House, Ltd.	1,800	35,392
Seven & i Holdings Co., Ltd.	1,000	38,233
Seven Bank, Ltd. (c)	3,400	9,312
Shimadzu Corp.	1,000	25,242
Shimano, Inc.	100	15,064
Shimizu Corp. (c)	2,700	24,433
Shin-Etsu Chemical Co., Ltd.	600	64,178
Security Description	Shares	Value
Shinsei Bank, Ltd.	1,000	$ 14,564
Shionogi & Co., Ltd.	200	11,102
Shiseido Co., Ltd.	700	55,890
Shizuoka Bank, Ltd. (c)	2,500	18,621
SMC Corp.	100	42,656
Softbank Corp. (c)	3,100	41,993
SoftBank Group Corp. (c)	2,900	113,773
Sohgo Security Services Co., Ltd. (c)	600	31,423
Sompo Holdings, Inc. (c)	700	29,257
Sony Corp.	2,100	123,328
Subaru Corp.	700	19,690
Sumitomo Corp.	3,400	53,104
Sumitomo Dainippon Pharma Co., Ltd. (c)	900	14,781
Sumitomo Mitsui Financial Group, Inc. (c)	3,500	119,662
Sumitomo Mitsui Trust Holdings, Inc.	100	3,605
Suzuki Motor Corp.	100	4,244
Sysmex Corp. (c)	800	53,533
Taisei Corp.	600	23,234
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,263
Takeda Pharmaceutical Co., Ltd.	3,020	103,112
Terumo Corp.	500	16,100
Toho Gas Co., Ltd.	700	26,750
Tokio Marine Holdings, Inc. (c)	800	42,778
Tokyo Century Corp. (c)	700	32,353
Tokyo Electron, Ltd.	200	38,057
Tokyu Corp.	1,000	18,765
Toshiba Corp.	1,000	30,534
TOTO, Ltd.	1,000	37,428
Toyota Industries Corp. (c)	200	11,473
Toyota Motor Corp. (c)	4,600	307,135
Toyota Tsusho Corp.	1,900	61,268
Trend Micro, Inc.	700	33,292
Yahoo! Japan Corp.	6,100	17,158
Yakult Honsha Co., Ltd. (c)	200	11,177
Yamaha Corp.	600	26,926
Yaskawa Electric Corp.	800	29,350
Yokogawa Electric Corp. (c)	1,100	20,122
ZOZO, Inc. (c)	1,000	23,058
		6,133,448
LUXEMBOURG — 0.0% (a)
Eurofins Scientific SE (c)	15	6,973
Reinet Investments SCA	1,002	18,140
SES SA	822	14,988
		40,101
MACAU — 0.0% (a)
Wynn Macau, Ltd.	800	1,561
MALAYSIA — 0.3%
AMMB Holdings Bhd	7,000	6,922
CIMB Group Holdings Bhd	15,296	18,376
Dialog Group Bhd	29,000	23,549

48

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Gamuda Bhd	14,500	$ 12,814
Genting Bhd	23,500	32,216
Genting Malaysia Bhd	17,700	12,809
Hong Leong Bank Bhd	1,500	5,861
IHH Healthcare Bhd	12,300	16,686
Malayan Banking Bhd	12,629	25,668
Maxis Bhd	4,300	5,751
Petronas Dagangan Bhd	2,900	16,346
PPB Group Bhd	3,800	16,463
Public Bank Bhd	6,100	29,254
RHB Capital Bhd	7,100	9,564
		232,279
MEXICO — 0.3%
America Movil SAB de CV Series L	55,985	41,512
Coca-Cola Femsa SAB de CV	2,805	17,061
Fibra Uno Administracion SA de CV REIT	16,996	24,826
Fomento Economico Mexicano SAB de CV	3,306	30,316
Fresnillo PLC	1,693	14,262
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,539	14,802
Grupo Aeroportuario del Sureste SAB de CV Class B	981	14,987
Grupo Financiero Banorte SAB de CV Series O	5,883	31,605
Grupo Financiero Inbursa SAB de CV Series O	8,189	10,411
Grupo Televisa SAB Series CPO	3,558	6,961
Megacable Holdings SAB de CV	1,548	6,231
Promotora y Operadora de Infraestructura SAB de CV	729	6,533
Wal-Mart de Mexico SAB de CV	10,692	31,669
		251,176
NETHERLANDS — 1.0%
Aegon NV	1,911	7,952
Akzo Nobel NV	172	15,337
ASML Holding NV	783	193,987
Heineken NV	344	37,188
ING Groep NV	5,417	56,718
Koninklijke Ahold Delhaize NV	1,621	40,566
Koninklijke DSM NV	511	61,503
Koninklijke KPN NV	3,515	10,964
Koninklijke Philips NV	2,209	102,351
NN Group NV	786	27,883
NXP Semiconductors NV	603	65,799
Randstad NV	415	20,400
Royal Dutch Shell PLC Class B	5,669	167,382
Wolters Kluwer NV	763	55,715
		863,745
NEW ZEALAND — 0.1%
Meridian Energy, Ltd.	22,908	74,695
NORWAY — 0.3%
DNB ASA	3,344	58,979
Security Description	Shares	Value
Gjensidige Forsikring ASA	1,882	$ 37,356
Mowi ASA	2,545	58,794
Orkla ASA	4,276	38,948
Schibsted ASA Class B	595	16,699
Telenor ASA	2,378	47,777
		258,553
PERU — 0.1%
Credicorp, Ltd.	52	10,839
Southern Copper Corp.	2,695	91,980
		102,819
PHILIPPINES — 0.1%
Altus San Nicolas Corp. (b)(e)	371	37
Ayala Land, Inc.	15,480	14,769
International Container Terminal Services, Inc.	3,420	7,945
Robinsons Land Corp.	19,300	9,123
SM Investments Corp.	980	18,360
SM Prime Holdings, Inc.	17,000	12,201
		62,435
POLAND — 0.1%
Bank Polska Kasa Opieki SA	685	17,496
CD Projekt SA	206	12,507
LPP SA	1	2,145
Powszechna Kasa Oszczednosci Bank Polski SA	1,636	16,045
Powszechny Zaklad Ubezpieczen SA	2,305	21,491
Santander Bank Polska SA	90	7,040
		76,724
PORTUGAL — 0.0% (a)
Galp Energia SGPS SA	2,383	35,917
QATAR — 0.2%
Barwa Real Estate Co.	38,588	35,504
Commercial Bank PQSC	12,224	14,470
Industries Qatar QSC	7,110	21,304
Qatar National Bank QPSC	12,348	65,420
		136,698
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	1,844	16,143
RUSSIA — 0.3%
Magnit PJSC GDR	1,364	17,821
Mobile TeleSystems PJSC ADR	3,584	29,031
Moscow Exchange MICEX-RTS PJSC (b)	17,113	24,938
Polymetal International PLC	2,476	34,783
Sberbank of Russia PJSC ADR	8,639	122,458
VTB Bank PJSC GDR	6,499	8,416
X5 Retail Group NV GDR	594	20,778
		258,225
SAUDI ARABIA — 0.1%
Al Rajhi Bank	820	13,837

49

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Dar Al Arkan Real Estate Development Co. (b)	2,083	$ 6,630
Etihad Etisalat Co. (b)	1,031	6,635
National Commercial Bank	582	7,145
Riyad Bank	1,860	12,099
Samba Financial Group	704	5,367
Saudi Arabian Fertilizer Co.	889	19,030
Saudi Arabian Mining Co. (b)	945	11,437
Saudi Telecom Co.	1,044	30,280
		112,460
SINGAPORE — 0.4%
CapitaLand Commercial Trust REIT	6,400	9,580
CapitaLand Mall Trust REIT	6,500	12,362
City Developments, Ltd.	2,932	20,820
DBS Group Holdings, Ltd.	3,349	60,543
Genting Singapore, Ltd.	26,700	16,991
Jardine Cycle & Carriage, Ltd.	800	17,355
Oversea-Chinese Banking Corp., Ltd.	6,395	50,220
SATS, Ltd.	2,700	9,450
Singapore Press Holdings, Ltd. (c)	9,100	13,687
Singapore Technologies Engineering, Ltd.	5,300	14,717
Singapore Telecommunications, Ltd.	20,529	46,019
United Overseas Bank, Ltd.	1,854	34,401
UOL Group, Ltd.	992	5,380
		311,525
SOUTH AFRICA — 0.6%
Absa Group, Ltd.	2,234	22,523
Aspen Pharmacare Holdings, Ltd.	468	2,653
Bid Corp., Ltd. (c)	352	7,477
Discovery, Ltd. (c)	512	3,851
FirstRand, Ltd. (c)	8,756	35,913
Growthpoint Properties, Ltd. REIT (c)	15,460	23,553
Investec PLC	2,989	15,422
Kumba Iron Ore, Ltd. (c)	1,041	25,710
Liberty Holdings, Ltd.	1,164	8,629
Momentum Metropolitan Holdings	1,211	1,490
Mr. Price Group, Ltd.	817	8,527
MTN Group, Ltd. (c)	3,290	20,895
MultiChoice Group, Ltd. (b)	612	4,762
Naspers, Ltd. Class N	817	123,664
Nedbank Group, Ltd.	1,279	19,133
Old Mutual, Ltd. (c)	12,603	16,144
Redefine Properties, Ltd. REIT	25,006	12,913
RMB Holdings, Ltd. (c)	5,246	25,984
Sanlam, Ltd.	5,718	28,125
SPAR Group, Ltd.	852	10,733
Standard Bank Group, Ltd.	3,369	38,815
Truworths International, Ltd.	1,124	3,929
Vodacom Group, Ltd.	1,284	10,131
		470,976
Security Description	Shares	Value
SOUTH KOREA — 1.4%
Amorepacific Corp.	87	$ 10,219
AMOREPACIFIC Group	63	3,445
BNK Financial Group, Inc.	1,717	10,321
Celltrion, Inc. (b)	163	22,348
CJ ENM Co., Ltd.	27	3,824
Daelim Industrial Co., Ltd.	290	25,214
Daewoo Engineering & Construction Co., Ltd. (b)	2,754	11,121
Fila Korea, Ltd.	80	3,872
GS Engineering & Construction Corp.	439	12,111
Hana Financial Group, Inc.	622	18,330
Hanwha Life Insurance Co., Ltd.	1,811	3,603
Hotel Shilla Co., Ltd.	162	11,674
Hyundai Engineering & Construction Co., Ltd.	343	13,277
Hyundai Heavy Industries Holdings Co., Ltd.	45	13,148
Hyundai Mobis Co., Ltd.	162	34,130
Hyundai Motor Co.	183	20,501
Hyundai Motor Co. Preference Shares (d)	216	15,331
Hyundai Motor Co. Preference Shares (d)	55	3,513
Industrial Bank of Korea	1,173	12,945
Kakao Corp.	116	13,141
Kangwon Land, Inc.	481	11,883
KB Financial Group, Inc.	732	26,131
Kia Motors Corp.	326	12,428
Korea Gas Corp.	260	8,608
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	347	35,972
KT&G Corp.	296	26,107
LG Electronics, Inc.	222	12,509
LG Household & Health Care, Ltd.	7	7,649
NAVER Corp.	283	37,145
NCSoft Corp.	28	12,196
Netmarble Corp. (b)(f)	62	4,898
S-1 Corp.	92	7,545
Samsung Biologics Co., Ltd. (b)(f)	95	24,422
Samsung C&T Corp.	186	13,948
Samsung Electronics Co., Ltd. Preference Shares	1,728	57,063
Samsung Electronics Co., Ltd.	8,759	359,176
Samsung Engineering Co., Ltd. (b)	610	8,567
Samsung Fire & Marine Insurance Co., Ltd.	44	8,203
Samsung Life Insurance Co., Ltd.	142	8,441
Samsung SDI Co., Ltd.	92	17,152
Samsung SDS Co., Ltd.	105	16,722
Shinhan Financial Group Co., Ltd.	767	26,803
SK Holdings Co., Ltd.	151	25,753
SK Hynix, Inc.	1,109	76,211
SK Telecom Co., Ltd.	42	8,480
Woongjin Coway Co., Ltd.	190	13,438

50

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Woori Financial Group, Inc.	667	$ 6,942
		1,136,460
SPAIN — 1.0%
Aena SME SA (f)	422	77,291
Amadeus IT Group SA	895	64,125
Banco Bilbao Vizcaya Argentaria SA	13,830	72,078
Banco de Sabadell SA	7,096	6,887
Banco Santander SA	29,679	120,898
Banco Santander SA (b)	1,882	7,654
CaixaBank SA	2,742	7,204
Enagas SA	1,376	31,892
Ferrovial SA	2,625	75,866
Grifols SA	687	20,252
Industria de Diseno Textil SA	2,876	89,046
Mapfre SA	9,383	25,277
Red Electrica Corp. SA	5,185	105,338
Siemens Gamesa Renewable Energy SA (c)	1,402	19,029
Telefonica SA	12,401	94,650
		817,487
SWEDEN — 0.8%
Alfa Laval AB	711	14,051
Assa Abloy AB Class B	2,790	62,172
Atlas Copco AB Class A	228	7,031
Atlas Copco AB Class B	1,598	43,362
Autoliv, Inc. (c)	32	2,524
Boliden AB	3,378	77,732
Epiroc AB Class A	228	2,474
Hennes & Mauritz AB Class B (c)	2,125	41,246
Hexagon AB Class B	454	21,915
ICA Gruppen AB	384	17,762
Industrivarden AB Class C	1,883	41,271
Investor AB Class B	1,667	81,569
Kinnevik AB Class B	1,465	38,576
Sandvik AB	1,316	20,525
Securitas AB Class B	400	6,135
Skandinaviska Enskilda Banken AB Class A	1,220	11,227
Skanska AB Class B	966	19,591
Svenska Handelsbanken AB Class A	2,168	20,326
Swedbank AB Class A	922	13,288
Swedish Match AB	189	7,826
Tele2 AB Class B (c)	513	7,644
Telefonaktiebolaget LM Ericsson Class B	6,164	49,314
Telia Co. AB	4,385	19,655
Volvo AB Class B	3,480	48,932
		676,148
SWITZERLAND — 2.7%
ABB, Ltd.	2,932	57,661
Adecco Group AG	490	27,135
Chocoladefabriken Lindt & Spruengli AG	7	51,737
Cie Financiere Richemont SA	996	73,136
Security Description	Shares	Value
Coca-Cola HBC AG	237	$ 7,760
Credit Suisse Group AG (b)	2,295	28,160
EMS-Chemie Holding AG	28	17,452
Geberit AG	97	46,362
Givaudan SA	27	75,383
Kuehne + Nagel International AG	106	15,627
Lonza Group AG	80	27,069
Nestle SA	5,399	586,275
Novartis AG	3,772	327,362
Roche Holding AG	1,256	365,848
Schindler Holding AG	55	12,311
SGS SA	15	37,216
Sika AG	516	75,551
Sonova Holding AG	47	10,935
STMicroelectronics NV	463	8,949
Swatch Group AG	64	17,002
Swiss Life Holding AG	16	7,655
Swiss Re AG	481	50,215
Swisscom AG	52	25,673
TE Connectivity, Ltd.	740	68,953
Temenos AG	83	13,901
UBS Group AG (b)	6,335	71,981
Vifor Pharma AG	114	18,229
Zurich Insurance Group AG	297	113,778
		2,239,316
TAIWAN — 1.2%
Acer, Inc.	2,000	1,147
Asustek Computer, Inc.	2,000	13,312
Catcher Technology Co., Ltd.	1,000	7,575
Cathay Financial Holding Co., Ltd.	28,000	36,913
Chailease Holding Co., Ltd.	2,307	9,295
Chang Hwa Commercial Bank, Ltd.	8,140	5,680
China Development Financial Holding Corp.	44,000	13,105
China Life Insurance Co., Ltd. (b)	7,382	5,853
Chunghwa Telecom Co., Ltd.	11,000	39,356
CTBC Financial Holding Co., Ltd.	45,359	30,118
Delta Electronics, Inc.	2,000	8,542
Fubon Financial Holding Co., Ltd.	24,000	34,463
Hiwin Technologies Corp.	175	1,526
Hon Hai Precision Industry Co., Ltd.	24,656	58,174
Hotai Motor Co., Ltd.	1,000	15,198
Hua Nan Financial Holdings Co., Ltd.	20,035	13,529
MediaTek, Inc.	6,000	71,363
Mega Financial Holding Co., Ltd.	31,922	29,582
Novatek Microelectronics Corp.	2,000	11,475
President Chain Store Corp.	1,000	9,347
Ruentex Development Co., Ltd.	11,000	14,714
Ruentex Industries, Ltd.	6,400	13,801
Shin Kong Financial Holding Co., Ltd.	62,568	18,937
SinoPac Financial Holdings Co., Ltd.	65,160	25,413

51

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Synnex Technology International Corp.	16,000	$ 18,721
Taishin Financial Holding Co., Ltd.	70,957	31,677
Taiwan Business Bank	27,300	11,219
Taiwan Cooperative Financial Holding Co., Ltd.	25,863	17,089
Taiwan Mobile Co., Ltd.	1,000	3,610
Taiwan Semiconductor Manufacturing Co., Ltd.	46,000	403,294
Tatung Co., Ltd. (b)	2,000	1,096
Uni-President Enterprises Corp.	11,000	26,521
Yageo Corp.	198	1,573
Yuanta Financial Holding Co., Ltd.	36,573	21,809
		1,025,027
THAILAND — 0.3%
Airports of Thailand PCL	17,400	42,526
Bangkok Bank PCL NVDR	2,600	14,749
Bangkok Dusit Medical Services PCL NVDR	14,600	11,552
Bangkok Expressway & Metro PCL NVDR	45,100	15,925
BTS Group Holdings PCL NVDR	22,600	9,902
CP ALL PCL	9,064	24,079
Energy Absolute PCL NVDR	8,900	13,968
Kasikornbank PCL	2,600	13,346
Kasikornbank PCL NVDR	2,700	13,816
Krung Thai Bank PCL	34,000	19,120
Minor International PCL NVDR	8,800	10,790
Siam Commercial Bank PCL NVDR	2,500	9,645
Siam Commercial Bank PCL	3,600	13,889
		213,307
TURKEY — 0.1%
Akbank T.A.S. (b)	21,014	30,219
TAV Havalimanlari Holding A/S	1,521	6,357
Turkiye Garanti Bankasi A/S (b)	9,259	16,742
Turkiye Is Bankasi A/S Class C (b)	16,081	17,857
		71,175
UNITED ARAB EMIRATES — 0.1%
Emirates Telecommunications Group Co. PJSC	7,710	34,634
NMC Health PLC (c)	250	8,349
		42,983
UNITED KINGDOM — 5.0%
3i Group PLC	3,599	51,735
Ashtead Group PLC	898	25,054
AstraZeneca PLC	2,306	206,335
Auto Trader Group PLC (f)	1,464	9,201
Aviva PLC	11,911	58,609
BAE Systems PLC	4,913	34,509
Barclays PLC	31,570	58,511
Barratt Developments PLC	3,489	27,861
Berkeley Group Holdings PLC	341	17,561
Security Description	Shares	Value
British American Tobacco PLC ADR (c)	4,308	$ 158,965
British Land Co. PLC REIT	6,547	47,181
BT Group PLC	13,487	29,680
Bunzl PLC	1,140	29,852
Burberry Group PLC	996	26,683
Capri Holdings, Ltd. (b)	393	13,032
CNH Industrial NV	1,821	18,542
Coca-Cola European Partners PLC	205	11,367
Compass Group PLC	4,122	106,315
Croda International PLC	344	20,602
DCC PLC	292	25,534
Diageo PLC	4,245	174,353
Direct Line Insurance Group PLC	2,403	8,890
Experian PLC	3,428	109,790
Fiat Chrysler Automobiles NV	1,604	20,760
GlaxoSmithKline PLC	9,608	206,559
GVC Holdings PLC	1,585	14,520
Hargreaves Lansdown PLC	297	7,609
HSBC Holdings PLC	38,974	299,981
Imperial Brands PLC	2,117	47,694
Informa PLC	2,961	31,088
Intertek Group PLC	384	25,922
ITV PLC	6,975	10,821
John Wood Group PLC	5,731	26,830
Johnson Matthey PLC	873	32,887
Kingfisher PLC	5,346	13,624
Land Securities Group PLC REIT	3,713	39,185
Legal & General Group PLC	19,433	59,485
Liberty Global PLC Class A (b)	453	11,212
Linde PLC	800	154,976
Lloyds Banking Group PLC	147,605	98,441
London Stock Exchange Group PLC	460	41,426
Marks & Spencer Group PLC	2,853	6,485
Meggitt PLC	3,081	24,109
Melrose Industries PLC	9,806	24,361
Merlin Entertainments PLC (f)	2,763	15,403
National Grid PLC	6,122	66,532
Next PLC	319	24,317
Pearson PLC	2,422	22,027
Pentair PLC	17	643
Persimmon PLC	781	20,885
Prudential PLC	4,974	90,409
Reckitt Benckiser Group PLC	1,302	101,787
RELX PLC	2,891	68,847
RELX PLC	2,340	55,690
Rio Tinto PLC	2,404	124,689
Rolls-Royce Holdings PLC	4,110	40,133
Royal Bank of Scotland Group PLC	479	1,225
RSA Insurance Group PLC	3,243	21,348
Sage Group PLC	2,177	18,548
Schroders PLC	206	7,806
Segro PLC REIT	2,805	28,026
Severn Trent PLC	2,563	68,379
Smith & Nephew PLC	1,900	45,867
Smiths Group PLC	745	14,414

52

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
St James's Place PLC	933	$ 11,260
Standard Chartered PLC	6,692	56,423
Standard Life Aberdeen PLC	10,214	35,973
Taylor Wimpey PLC	10,313	20,525
TechnipFMC PLC	2,823	67,739
Tesco PLC	17,228	51,164
Unilever NV	2,799	168,289
Unilever PLC	2,026	122,086
United Utilities Group PLC	8,495	86,448
Vodafone Group PLC	53,934	107,670
Weir Group PLC	728	12,788
Whitbread PLC	469	24,817
WPP PLC	2,943	36,919
		4,107,213
UNITED STATES — 54.6%
3M Co.	1,082	177,881
Abbott Laboratories	3,320	277,784
AbbVie, Inc.	2,668	202,021
ABIOMED, Inc. (b)	52	9,250
Activision Blizzard, Inc.	1,248	66,044
Acuity Brands, Inc.	101	13,614
Adobe, Inc. (b)	854	235,917
Advance Auto Parts, Inc.	117	19,352
Advanced Micro Devices, Inc. (b)(c)	1,851	53,660
Affiliated Managers Group, Inc.	52	4,334
Aflac, Inc.	1,962	102,652
Agilent Technologies, Inc.	710	54,407
AGNC Investment Corp. REIT	1,378	22,172
Akamai Technologies, Inc. (b)	339	30,978
Albemarle Corp. (c)	340	23,637
Alexandria Real Estate Equities, Inc. REIT	143	22,028
Alexion Pharmaceuticals, Inc. (b)	355	34,769
Align Technology, Inc. (b)	143	25,872
Alleghany Corp. (b)	10	7,978
Allegion PLC	205	21,248
Allergan PLC	662	111,408
Alliance Data Systems Corp.	90	11,532
Allstate Corp.	726	78,902
Ally Financial, Inc.	1,115	36,973
Alphabet, Inc. Class A (b)	563	687,502
Alphabet, Inc. Class C (b)	521	635,099
Altria Group, Inc.	3,533	144,500
Amazon.com, Inc. (b)	727	1,262,007
AMERCO	52	20,282
American Express Co.	1,522	180,022
American International Group, Inc.	2,158	120,201
American Tower Corp. REIT	834	184,422
American Water Works Co., Inc.	2,117	262,995
Ameriprise Financial, Inc.	252	37,069
AmerisourceBergen Corp.	272	22,394
AMETEK, Inc.	252	23,139
Amgen, Inc.	1,184	229,116
Amphenol Corp. Class A	299	28,854
Analog Devices, Inc.	879	98,211
Security Description	Shares	Value
Annaly Capital Management, Inc. REIT	3,156	$ 27,773
ANSYS, Inc. (b)	65	14,388
Anthem, Inc.	479	115,008
AO Smith Corp.	479	22,853
Aon PLC	459	88,849
Apple, Inc.	8,279	1,854,248
Applied Materials, Inc.	1,778	88,722
Aptiv PLC	504	44,060
Arch Capital Group, Ltd. (b)	579	24,306
Arista Networks, Inc. (b)	42	10,035
Assurant, Inc.	101	12,708
AT&T, Inc.	13,360	505,542
Athene Holding, Ltd. Class A (b)	272	11,440
Atmos Energy Corp.	1,959	223,111
Autodesk, Inc. (b)	413	61,000
Automatic Data Processing, Inc.	898	144,955
AutoZone, Inc. (b)	63	68,331
AvalonBay Communities, Inc. REIT	312	67,183
Avery Dennison Corp.	457	51,901
AXA Equitable Holdings, Inc.	699	15,490
Axalta Coating Systems, Ltd. (b)	1,344	40,522
Baker Hughes a GE Co.	5,546	128,667
Ball Corp.	804	58,539
Bank of America Corp.	16,026	467,478
Bank of New York Mellon Corp.	1,532	69,262
Baxter International, Inc.	808	70,676
BB&T Corp.	1,457	77,760
Becton Dickinson and Co.	516	130,527
Berkshire Hathaway, Inc. Class B (b)	2,243	466,589
Best Buy Co., Inc.	478	32,977
Biogen, Inc. (b)	337	78,460
BioMarin Pharmaceutical, Inc. (b)	153	10,312
BlackRock, Inc.	256	114,084
Boeing Co.	1,033	393,026
Booking Holdings, Inc. (b)	99	194,298
BorgWarner, Inc.	253	9,280
Boston Properties, Inc. REIT	206	26,710
Boston Scientific Corp. (b)	2,632	107,096
Brighthouse Financial, Inc. (b)	373	15,095
Bristol-Myers Squibb Co.	2,927	148,428
Broadcom, Inc.	688	189,936
Broadridge Financial Solutions, Inc.	205	25,508
Brown-Forman Corp. Class B	622	39,049
Burlington Stores, Inc. (b)	52	10,391
C.H. Robinson Worldwide, Inc. (c)	274	23,230
Cadence Design Systems, Inc. (b)	376	24,846
Capital One Financial Corp.	1,058	96,257
Cardinal Health, Inc.	621	29,305
CarMax, Inc. (b)(c)	270	23,760
Caterpillar, Inc.	1,046	132,120
Cboe Global Markets, Inc.	101	11,606
CBRE Group, Inc. Class A (b)	736	39,015
CBS Corp. Class B	323	13,040
CDW Corp.	153	18,856

53

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Celgene Corp. (b)	1,078	$ 107,045
Centene Corp. (b)	611	26,432
CenturyLink, Inc.	1,844	23,013
Cerner Corp.	728	49,628
Charles Schwab Corp.	1,540	64,418
Charter Communications, Inc. Class A (b)	250	103,030
Cheniere Energy, Inc. (b)	2,063	130,093
Chevron Corp.	656	77,802
Chipotle Mexican Grill, Inc. (b)	54	45,385
Chubb, Ltd.	902	145,619
Church & Dwight Co., Inc.	443	33,331
Cigna Corp.	776	117,789
Cincinnati Financial Corp.	134	15,634
Cintas Corp.	214	57,373
Cisco Systems, Inc.	8,297	409,955
CIT Group, Inc.	424	19,211
Citigroup, Inc.	4,492	310,307
Citizens Financial Group, Inc.	1,007	35,618
Citrix Systems, Inc.	237	22,875
Clorox Co.	198	30,070
CME Group, Inc.	585	123,634
Coca-Cola Co.	8,100	440,964
Cognex Corp.	205	10,072
Cognizant Technology Solutions Corp. Class A	1,130	68,099
Colgate-Palmolive Co.	1,645	120,924
Comcast Corp. Class A	8,377	377,635
Comerica, Inc.	162	10,690
Conagra Brands, Inc.	699	21,445
Concho Resources, Inc.	953	64,709
Consolidated Edison, Inc.	2,619	247,417
Constellation Brands, Inc. Class A	340	70,475
Cooper Cos., Inc.	38	11,286
Copart, Inc. (b)	579	46,511
Corning, Inc.	1,466	41,810
CoStar Group, Inc. (b)	82	48,642
Costco Wholesale Corp.	996	286,958
Coty, Inc. Class A (c)	804	8,450
Crown Castle International Corp. REIT	880	122,329
CSX Corp.	1,616	111,940
Cummins, Inc.	261	42,457
CVS Health Corp.	2,332	147,079
D.R. Horton, Inc.	421	22,191
Danaher Corp.	1,304	188,337
Darden Restaurants, Inc.	205	24,235
DaVita, Inc. (b)	136	7,762
Deere & Co.	545	91,931
Dell Technologies, Inc. Class C (b)	517	26,812
DENTSPLY SIRONA, Inc.	620	33,052
DexCom, Inc. (b)	153	22,834
Digital Realty Trust, Inc. REIT	237	30,765
Discover Financial Services	595	48,249
Discovery, Inc. Class A (b)(c)	726	19,333
DISH Network Corp. Class A (b)	425	14,480
Security Description	Shares	Value
Dollar General Corp.	495	$ 78,675
Dollar Tree, Inc. (b)	326	37,216
Domino's Pizza, Inc.	91	22,258
Dover Corp.	324	32,257
Duke Realty Corp. REIT	272	9,240
DXC Technology Co.	601	17,730
Eaton Corp. PLC	765	63,610
eBay, Inc.	2,245	87,510
Ecolab, Inc.	908	179,820
Edison International	1,376	103,778
Edwards Lifesciences Corp. (b)	358	78,728
Electronic Arts, Inc. (b)	504	49,301
Eli Lilly & Co.	1,670	186,756
Emerson Electric Co.	1,247	83,374
EOG Resources, Inc.	575	42,677
Equifax, Inc.	323	45,436
Equinix, Inc. REIT	155	89,404
Equity Residential REIT	810	69,871
Essex Property Trust, Inc. REIT	105	34,298
Estee Lauder Cos., Inc. Class A	507	100,868
Everest Re Group, Ltd.	64	17,030
Eversource Energy	3,680	314,530
Exact Sciences Corp. (b)(c)	213	19,249
Exelon Corp.	699	33,769
Expedia Group, Inc.	242	32,527
Expeditors International of Washington, Inc.	647	48,066
Extra Space Storage, Inc. REIT	119	13,902
F5 Networks, Inc. (b)	101	14,182
Facebook, Inc. Class A (b)	4,279	762,004
Fastenal Co.	1,190	38,877
Ferguson PLC	572	41,898
Fidelity National Financial, Inc.	803	35,661
Fidelity National Information Services, Inc.	848	112,580
Fidelity National Information Services, Inc. (e)	318	42,218
Fifth Third Bancorp	1,249	34,198
Fiserv, Inc. (b)	1,153	119,439
FleetCor Technologies, Inc. (b)	171	49,039
FLIR Systems, Inc.	207	10,886
Flowserve Corp.	373	17,423
Fluor Corp.	555	10,617
FMC Corp.	879	77,071
Ford Motor Co.	5,945	54,456
Fortinet, Inc. (b)	171	13,126
Fortive Corp.	588	40,313
Fox Corp. Class A	756	23,840
Franklin Resources, Inc. (c)	575	16,595
Freeport-McMoRan, Inc.	1,998	19,121
Garmin, Ltd.	294	24,899
Gartner, Inc. (b)	101	14,442
General Dynamics Corp.	552	100,867
General Electric Co.	17,061	152,525
General Mills, Inc.	1,069	58,923
General Motors Co.	1,891	70,875

54

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Genuine Parts Co.	207	$ 20,615
Gilead Sciences, Inc.	2,423	153,570
Global Payments, Inc.	321	51,039
GoDaddy, Inc. Class A (b)	101	6,664
Goldman Sachs Group, Inc.	662	137,186
GrubHub, Inc. (b)(c)	205	11,523
H&R Block, Inc. (c)	375	8,858
Halliburton Co.	4,068	76,682
Harley-Davidson, Inc. (c)	457	16,438
Hartford Financial Services Group, Inc.	780	47,276
Hasbro, Inc.	276	32,758
HCA Healthcare, Inc.	424	51,058
HCP, Inc. REIT	425	15,143
HD Supply Holdings, Inc. (b)	404	15,827
Helmerich & Payne, Inc.	1,130	45,279
Henry Schein, Inc. (b)	153	9,716
Hershey Co.	192	29,758
Hewlett Packard Enterprise Co.	3,224	48,908
Hilton Worldwide Holdings, Inc.	153	14,246
HollyFrontier Corp.	1,494	80,138
Hologic, Inc. (b)	376	18,984
Home Depot, Inc.	2,091	485,154
Honeywell International, Inc.	1,626	275,119
Host Hotels & Resorts, Inc. REIT	1,826	31,572
HP, Inc.	3,476	65,766
Humana, Inc.	267	68,264
Huntington Bancshares, Inc.	450	6,422
Huntington Ingalls Industries, Inc.	43	9,107
IAC/InterActiveCorp (b)	101	22,015
IDEXX Laboratories, Inc. (b)	143	38,886
IHS Markit, Ltd. (b)	1,118	74,772
Illinois Tool Works, Inc.	591	92,486
Illumina, Inc. (b)	242	73,621
Incyte Corp. (b)	168	12,471
Ingersoll-Rand PLC	468	57,662
Intel Corp.	8,152	420,073
Intercontinental Exchange, Inc.	821	75,754
International Business Machines Corp.	1,880	273,390
International Flavors & Fragrances, Inc. (c)(d)	287	35,212
International Flavors & Fragrances, Inc. (d)	70	8,426
Interpublic Group of Cos., Inc.	541	11,664
Intuit, Inc.	460	122,332
Intuitive Surgical, Inc. (b)	217	117,165
Invesco, Ltd.	594	10,062
Invitation Homes, Inc. REIT	323	9,564
IPG Photonics Corp. (b)	52	7,051
IQVIA Holdings, Inc. (b)	223	33,312
J.M. Smucker Co.	170	18,703
Jack Henry & Associates, Inc.	153	22,333
Jacobs Engineering Group, Inc.	693	63,409
Johnson & Johnson	4,967	642,630
Johnson Controls International PLC	1,522	66,801
Security Description	Shares	Value
Jones Lang LaSalle, Inc.	143	$ 19,886
JPMorgan Chase & Co.	5,766	678,601
Juniper Networks, Inc.	421	10,420
Kellogg Co.	237	15,251
KeyCorp	1,038	18,518
Keysight Technologies, Inc. (b)	205	19,936
Kimberly-Clark Corp.	323	45,882
Kimco Realty Corp. REIT	949	19,815
Kinder Morgan, Inc.	6,038	124,443
KKR & Co., Inc. Class A (c)	1,100	29,535
KLA Corp.	244	38,906
Kohl's Corp.	153	7,598
Kraft Heinz Co.	1,307	36,511
Kroger Co.	354	9,126
L Brands, Inc.	260	5,093
L3Harris Technologies, Inc.	408	85,125
Laboratory Corp. of America Holdings (b)	146	24,528
Lam Research Corp.	263	60,782
Lamb Weston Holdings, Inc.	205	14,908
Las Vegas Sands Corp.	1,051	60,706
Lear Corp.	52	6,131
Leidos Holdings, Inc.	276	23,703
Lennar Corp. Class A	413	23,066
Lennox International, Inc.	101	24,540
Liberty Media Corp.-Liberty Formula One Class C (b)	577	23,997
Liberty Media Corp.-Liberty SiriusXM Class A (b)	528	21,949
Lincoln National Corp.	359	21,655
Live Nation Entertainment, Inc. (b)	153	10,150
LKQ Corp. (b)	667	20,977
Lockheed Martin Corp.	394	153,684
Loews Corp.	1,003	51,634
Lowe's Cos., Inc.	1,475	162,191
Lululemon Athletica, Inc. (b)	207	39,854
M&T Bank Corp.	226	35,701
Macerich Co. REIT (c)	317	10,014
Macy's, Inc. (c)	150	2,331
ManpowerGroup, Inc.	313	26,367
Marathon Petroleum Corp.	2,868	174,231
Markel Corp. (b)	25	29,548
Marriott International, Inc. Class A	136	16,914
Marsh & McLennan Cos., Inc.	1,124	112,456
Masco Corp.	898	37,429
Mastercard, Inc. Class A	1,702	462,212
Maxim Integrated Products, Inc.	400	23,164
McCormick & Co., Inc.	279	43,608
McDonald's Corp.	1,491	320,133
McKesson Corp.	418	57,124
Medtronic PLC	2,621	284,693
Merck & Co., Inc.	4,919	414,081
MetLife, Inc.	1,851	87,293
Mettler-Toledo International, Inc. (b)	52	36,629
MGM Resorts International	1,042	28,884

55

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Microchip Technology, Inc. (c)	376	$ 34,934
Micron Technology, Inc. (b)	1,936	82,958
Microsoft Corp.	13,163	1,830,052
Mid-America Apartment Communities, Inc. REIT	52	6,761
Middleby Corp. (b)	101	11,807
Molson Coors Brewing Co. Class B	386	22,195
Mondelez International, Inc. Class A	3,000	165,960
Monster Beverage Corp. (b)	801	46,506
Moody's Corp.	267	54,690
Morgan Stanley	2,096	89,436
Motorola Solutions, Inc.	206	35,104
MSCI, Inc.	205	44,639
Mylan NV (b)	898	17,762
Nasdaq, Inc.	27	2,682
National Oilwell Varco, Inc.	3,110	65,932
Nektar Therapeutics (b)(c)	323	5,883
NetApp, Inc.	541	28,408
Netflix, Inc. (b)	774	207,138
Newell Brands, Inc. (c)	687	12,861
Newmont Goldcorp Corp.	300	11,376
News Corp. Class A	1,157	16,105
Nielsen Holdings PLC	1,148	24,395
NIKE, Inc. Class B	2,600	244,192
Nordstrom, Inc. (c)	101	3,401
Norfolk Southern Corp.	477	85,698
Northern Trust Corp.	179	16,704
Northrop Grumman Corp.	313	117,309
NVIDIA Corp.	1,083	188,518
Okta, Inc. (b)	100	9,846
Old Dominion Freight Line, Inc.	205	34,844
Omnicom Group, Inc. (c)	36	2,819
ONEOK, Inc.	4,721	347,890
Oracle Corp.	5,397	296,997
O'Reilly Automotive, Inc. (b)	136	54,197
PACCAR, Inc.	626	43,826
Palo Alto Networks, Inc. (b)	125	25,479
Parker-Hannifin Corp.	187	33,774
Paychex, Inc.	913	75,569
PayPal Holdings, Inc. (b)	1,978	204,901
People's United Financial, Inc.	526	8,224
PepsiCo, Inc.	2,558	350,702
Perrigo Co. PLC	210	11,737
Pfizer, Inc.	10,739	385,852
Philip Morris International, Inc.	2,868	217,767
Phillips 66	2,080	212,992
Pioneer Natural Resources Co.	442	55,590
PNC Financial Services Group, Inc.	944	132,311
Polaris, Inc.	38	3,344
PPG Industries, Inc.	740	87,697
Principal Financial Group, Inc.	680	38,855
Procter & Gamble Co.	4,663	579,984
Progressive Corp.	949	73,310
Prologis, Inc. REIT	1,310	111,638
Prudential Financial, Inc.	940	84,553
Security Description	Shares	Value
PTC, Inc. (b)	101	$ 6,886
Public Storage REIT	297	72,845
PulteGroup, Inc.	421	15,388
PVH Corp.	127	11,205
Qorvo, Inc. (b)	160	11,862
QUALCOMM, Inc.	2,328	177,580
Quest Diagnostics, Inc.	269	28,791
Qurate Retail, Inc. Class A (b)	1,103	11,377
Ralph Lauren Corp.	153	14,607
Raytheon Co.	514	100,842
Realty Income Corp. REIT	278	21,317
Regeneron Pharmaceuticals, Inc. (b)	83	23,024
Regions Financial Corp.	1,594	25,217
ResMed, Inc.	276	37,290
Robert Half International, Inc.	348	19,370
Rockwell Automation, Inc.	160	26,368
Rollins, Inc. (c)	477	16,251
Roper Technologies, Inc.	196	69,894
Ross Stores, Inc.	603	66,240
Royal Caribbean Cruises, Ltd.	52	5,633
S&P Global, Inc.	493	120,775
salesforce.com, Inc. (b)	1,368	203,066
SBA Communications Corp. REIT	142	34,243
Schlumberger, Ltd.	5,796	198,049
Seagate Technology PLC	504	27,110
Sealed Air Corp.	861	35,740
SEI Investments Co.	205	12,147
Sempra Energy	1,275	188,203
Sensata Technologies Holding PLC (b)	391	19,573
ServiceNow, Inc. (b)	223	56,609
Sherwin-Williams Co.	385	211,700
Signature Bank	52	6,199
Simon Property Group, Inc. REIT	642	99,927
Sirius XM Holdings, Inc. (c)	3,151	19,710
Skyworks Solutions, Inc.	188	14,899
SL Green Realty Corp. REIT	201	16,432
Snap, Inc. Class A (b)(c)	1,263	19,955
Snap-on, Inc. (c)	179	28,021
Spirit AeroSystems Holdings, Inc. Class A	272	22,369
Splunk, Inc. (b)	244	28,758
Square, Inc. Class A (b)(c)	527	32,648
SS&C Technologies Holdings, Inc.	272	14,027
Stanley Black & Decker, Inc.	297	42,890
Starbucks Corp.	2,659	235,109
State Street Corp. (h)	611	36,165
Stryker Corp.	647	139,946
SunTrust Banks, Inc.	916	63,021
SVB Financial Group (b)	101	21,104
Symantec Corp.	1,416	33,460
Synchrony Financial	1,215	41,419
Synopsys, Inc. (b)	187	25,666
Sysco Corp.	1,211	96,153
T Rowe Price Group, Inc.	433	49,470

56

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Take-Two Interactive Software, Inc. (b)	153	$ 19,177
Tapestry, Inc.	523	13,624
Target Corp.	785	83,924
TD Ameritrade Holding Corp.	163	7,612
Teleflex, Inc.	65	22,084
Tesla, Inc. (b)	234	56,364
Texas Instruments, Inc.	1,946	251,501
Textron, Inc.	385	18,850
Thermo Fisher Scientific, Inc.	817	237,968
Tiffany & Co. (c)	287	26,585
TJX Cos., Inc.	2,303	128,369
T-Mobile US, Inc. (b)	397	31,272
Tractor Supply Co.	224	20,259
TransDigm Group, Inc.	63	32,802
TransUnion	375	30,416
Travelers Cos., Inc.	608	90,404
Trimble, Inc. (b)	577	22,393
TripAdvisor, Inc. (b)	105	4,061
Twilio, Inc. Class A (b)(c)	100	10,996
Twitter, Inc. (b)	1,270	52,324
UDR, Inc. REIT	272	13,187
Ulta Salon Cosmetics & Fragrance, Inc. (b)	92	23,060
Under Armour, Inc. Class A (b)(c)	753	15,015
Union Pacific Corp.	1,430	231,631
United Parcel Service, Inc. Class B	1,032	123,654
United Rentals, Inc. (b)	190	23,682
United Technologies Corp.	1,752	239,183
UnitedHealth Group, Inc.	1,814	394,218
Unum Group	375	11,145
US Bancorp	2,768	153,181
Vail Resorts, Inc.	101	22,984
Valero Energy Corp.	2,360	201,166
Varian Medical Systems, Inc. (b)	123	14,648
Veeva Systems, Inc. Class A (b)	249	38,020
Ventas, Inc. REIT	430	31,403
VEREIT, Inc.	1,082	10,582
VeriSign, Inc. (b)	101	19,052
Verisk Analytics, Inc.	432	68,316
Verizon Communications, Inc.	7,464	450,527
Vertex Pharmaceuticals, Inc. (b)	407	68,954
VF Corp.	657	58,466
Viacom, Inc. Class B	323	7,762
Visa, Inc. Class A	3,345	575,373
VMware, Inc. Class A	161	24,160
Voya Financial, Inc.	552	30,051
Vulcan Materials Co.	323	48,851
W.W. Grainger, Inc.	119	35,361
Wabtec Corp. (c)	303	21,774
Walmart, Inc.	2,636	312,840
Walgreens Boots Alliance, Inc.	1,778	98,341
Walt Disney Co.	3,389	441,654
Waters Corp. (b)	188	41,967
Wayfair, Inc. Class A (b)(c)	153	17,154
WellCare Health Plans, Inc. (b)	52	13,477
Security Description	Shares	Value
Wells Fargo & Co.	7,716	$ 389,196
Welltower, Inc. REIT	714	64,724
Western Digital Corp.	591	35,247
Western Union Co. (c)	1,221	28,291
Weyerhaeuser Co. REIT	2,099	58,142
Whirlpool Corp.	56	8,868
Willis Towers Watson PLC	215	41,489
Workday, Inc. Class A (b)	187	31,783
WP Carey, Inc. REIT	101	9,040
Wynn Resorts, Ltd.	204	22,179
Xerox Holdings Corp.	825	24,676
Xilinx, Inc.	610	58,499
XPO Logistics, Inc. (b)(c)	153	10,950
Xylem, Inc.	809	64,413
Yum! Brands, Inc.	472	53,539
Zayo Group Holdings, Inc. (b)	425	14,408
Zillow Group, Inc. Class C (b)(c)	304	9,065
Zimmer Biomet Holdings, Inc.	364	49,966
Zoetis, Inc.	794	98,924
		45,259,578
TOTAL COMMON STOCKS (Cost $75,288,752)		82,333,662

WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
Minor International PCL (expiring 12/31/21) NVDR (b) (Cost: $0)	390	51
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (i) (j)	115,387	115,398
State Street Navigator Securities Lending Portfolio III (h) (k)	1,636,978	1,636,978
TOTAL SHORT-TERM INVESTMENTS (Cost $1,752,375)		1,752,376
TOTAL INVESTMENTS — 101.5% (Cost $77,041,127)		84,086,089
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(1,247,623)
NET ASSETS — 100.0%		$ 82,838,466

57

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2019.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $107,743 representing 0.2% of net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2019.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$82,126,305	$207,357	$ 0(a)	$82,333,662
Warrants	51	—	—	51
Short-Term Investments	1,752,376	—	—	1,752,376
TOTAL INVESTMENTS	$83,878,732	$207,357	$ 0	$84,086,089
(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2019.
58

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Corp.	1,224	$ 102,547	$ 12,804	$ 53,765	$(7,879)	$(17,542)	611	$ 36,165	$ 1,338
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	410,050	294,652	—	—	115,387	115,398	356
State Street Institutional U.S. Government Money Market Fund, Class G Shares	258,097	258,097	7,997,959	8,256,056	—	—	—	—	3,696
State Street Navigator Securities Lending Government Money Market Portfolio	1,758,501	1,758,501	4,904,381	6,662,882	—	—	—	—	4,627
State Street Navigator Securities Lending Portfolio III	—	—	6,060,298	4,423,320	—	—	1,636,978	1,636,978	4,456
Total		$2,119,145	$19,385,492	$19,690,675	$(7,879)	$(17,542)		$1,788,541	$14,473
59

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 0.0% (a)
INDIA — 0.0% (a)
Britannia Industries, Ltd. 8.00%, 8/28/2022	INR	452,640	$ 6,514
TOTAL CORPORATE BONDS & NOTES (Cost $6,463)			6,514
	Shares
COMMON STOCKS — 99.2%
ARGENTINA — 0.1%
Banco BBVA Argentina SA ADR	2,056	8,903
Banco Macro SA ADR	5,872	152,789
Grupo Financiero Galicia SA ADR	10,668	138,684
Telecom Argentina SA ADR	1,272	12,720
YPF SA ADR (b)	3,328	30,784
		343,880
BRAZIL — 5.1%
Ambev SA ADR	484,842	2,239,970
Ambev SA	11,540	53,331
Atacadao SA	8,140	41,136
B3 SA - Brasil Bolsa Balcao	11,361	119,000
Banco Bradesco SA Preference Shares	55,869	454,957
Banco Bradesco SA	19,980	149,896
Banco BTG Pactual SA	1,664	23,390
Banco do Brasil SA	18,679	203,992
Banco Santander Brasil SA	6,570	71,498
BB Seguridade Participacoes SA	150,314	1,264,104
BR Malls Participacoes SA	6,498	22,480
Braskem SA Class A, Preference Shares (c)	4,325	33,766
BRF SA (c)	5,786	53,062
BRF SA ADR (c)	3,053	27,966
CCR SA	13,329	55,199
Centrais Eletricas Brasileiras SA	4,974	47,944
Centrais Eletricas Brasileiras SA ADR (b)	5,530	55,577
Centrais Eletricas Brasileiras SA Class B, Preference Shares	526	5,306
Cia Brasileira de Distribuicao ADR	2,771	53,286
Cia Brasileira de Distribuicao Preference Shares	48	920
Cia de Saneamento Basico do Estado de Sao Paulo	310	3,691
Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,531	89,468
Cia Energetica de Minas Gerais ADR (b)	10,683	36,215
Security Description	Shares	Value
Cia Energetica de Minas Gerais Preference Shares	5,555	$ 19,111
Cia Siderurgica Nacional SA ADR (b)	7,894	24,945
Cia Siderurgica Nacional SA	1,344	4,269
Cielo SA	165,203	317,286
Cosan SA	2,563	32,734
Embraer SA	460	1,978
Embraer SA ADR	3,540	61,065
Energisa SA	1,956	23,456
Engie Brasil Energia SA	22,139	235,932
Equatorial Energia SA	24,542	590,896
Gerdau SA Preference Shares	20,872	65,942
Hypera SA	37,840	304,599
IRB Brasil Resseguros S/A	59,925	541,791
Itau Unibanco Holding SA Preference Shares ADR (d)	75,301	633,281
Itau Unibanco Holding SA Preference Shares (d)	1,816	15,272
Itausa - Investimentos Itau SA Preference Shares	496,656	1,571,500
JBS SA	21,025	165,509
Klabin SA	10,606	39,186
Kroton Educacional SA	32,169	86,342
Localiza Rent a Car SA	3,391	37,008
Lojas Americanas SA Preference Shares	5,436	26,049
Lojas Renner SA	93,207	1,129,341
M Dias Branco SA	1,130	9,495
Magazine Luiza SA	22,332	198,583
Multiplan Empreendimentos Imobiliarios SA	662	4,585
Natura Cosmeticos SA	1,276	10,372
Notre Dame Intermedica Participacoes SA	1,468	19,119
Petrobras Distribuidora SA	8,428	55,702
Petroleo Brasileiro SA Preference Shares ADR (d)	38,293	503,170
Petroleo Brasileiro SA ADR	24,722	357,727
Petroleo Brasileiro SA Preference Shares (d)	557	3,684
Porto Seguro SA	2,392	33,818
Raia Drogasil SA	4,348	100,010
Rumo SA (c)	29,674	174,536
Sul America SA	12,966	148,511
Suzano Papel e Celulose SA ADR (b) (c)	3,876	31,279
Suzano SA	2,885	23,306
Telefonica Brasil SA ADR	16,329	215,053
Telefonica Brasil SA Preference Shares	176	2,321
TIM Participacoes SA ADR (b)	2,945	42,290
TIM Participacoes SA	766	2,190
Ultrapar Participacoes SA	324	1,438
Ultrapar Participacoes SA ADR (b)	20,358	91,000

60

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Vale SA ADR	53,358	$ 613,617
Vale SA (c)	457	5,239
WEG SA	5,285	30,743
		13,711,434
CHILE — 1.3%
Aguas Andinas SA Class A	586,663	321,285
Banco de Chile	1,324,033	185,640
Banco de Chile ADR (b)	38,054	1,069,317
Banco de Credito e Inversiones SA	2,335	147,250
Banco Santander Chile ADR	1,857	51,996
Banco Santander Chile	55,144	3,890
Cencosud SA	47,819	78,800
Cia Cervecerias Unidas SA	1,261	14,104
Cia Cervecerias Unidas SA ADR	9,290	206,145
Colbun SA	570,342	103,001
Embotelladora Andina SA Class B, Preference Shares	1,332	4,463
Empresa Nacional de Telecomunicaciones SA (c)	2,529	22,203
Empresas CMPC SA	16,211	37,756
Empresas COPEC SA	6,904	65,181
Enel Americas SA ADR	23,482	213,921
Enel Americas SA	61,246	11,228
Enel Chile SA ADR	1,996	8,403
Enel Chile SA	431,200	37,323
Itau CorpBanca	2,145,003	16,263
Itau CorpBanca ADR	827	9,233
Latam Airlines Group SA ADR (b)	4,032	44,755
Latam Airlines Group SA	2,211	24,472
SACI Falabella	103,389	578,560
Sociedad Quimica y Minera de Chile SA ADR (b)	10,580	294,018
		3,549,207
CHINA — 22.1%
3SBio, Inc. (c) (e)	7,390	12,255
51job, Inc. ADR (c)	962	71,188
58.com, Inc. ADR (c)	310	15,286
AAC Technologies Holdings, Inc. (b)	77,000	407,620
Agile Group Holdings, Ltd.	44,000	53,433
Agricultural Bank of China, Ltd. Class A	275,600	133,532
Agricultural Bank of China, Ltd. Class H	2,803,000	1,097,687
Aier Eye Hospital Group Co., Ltd. Class A	9,100	45,199
Air China, Ltd. Class H	52,000	45,769
Alibaba Group Holding, Ltd. ADR (c)	10,837	1,812,272
Aluminum Corp. of China, Ltd. Class H (c)	156,000	49,152
Security Description	Shares	Value
Angang Steel Co., Ltd. Class H (b)	31,200	$ 11,383
Anhui Conch Cement Co., Ltd. Class A	14,000	81,045
Anhui Conch Cement Co., Ltd. Class H	148,000	878,817
ANTA Sports Products, Ltd.	172,000	1,422,838
Autohome, Inc. ADR (b) (c)	7,199	598,453
AviChina Industry & Technology Co., Ltd. Class H	58,000	28,484
BAIC Motor Corp., Ltd. Class H (e)	74,500	45,996
Baidu, Inc. ADR (c)	5,922	608,545
Bank of Beijing Co., Ltd. Class A	203,000	152,367
Bank of China, Ltd. Class A	235,600	118,110
Bank of China, Ltd. Class H	5,688,071	2,234,770
Bank of Communications Co., Ltd. Class A	340,000	259,480
Bank of Communications Co., Ltd. Class H	608,000	397,092
Bank of Hangzhou Co., Ltd. Class A	38,900	46,029
Bank of Jiangsu Co., Ltd. Class A	124,700	117,170
Bank of Nanjing Co., Ltd. Class A	45,200	54,370
Bank of Ningbo Co., Ltd. Class A	28,400	100,258
Bank of Shanghai Co., Ltd. Class A	83,270	109,026
BBMG Corp. Class H (b)	80,000	22,961
Beijing Capital International Airport Co., Ltd. Class H	184,000	157,022
Beijing Enterprises Holdings, Ltd.	17,000	78,176
Beijing Enterprises Water Group, Ltd.	96,000	49,106
BOE Technology Group Co., Ltd. Class A	113,400	59,549
Brilliance China Automotive Holdings, Ltd.	346,000	371,625
BYD Co., Ltd. Class H (b)	9,000	44,946
BYD Electronic International Co., Ltd. (b)	11,000	16,473
CGN Power Co., Ltd. Class H (e)	1,389,100	350,845
Chaozhou Three-Circle Group Co., Ltd. Class A	7,500	21,005
China Agri-Industries Holdings, Ltd.	153,000	49,768
China Aoyuan Group, Ltd.	20,000	22,655
China Cinda Asset Management Co., Ltd. Class H	332,548	65,327
China CITIC Bank Corp., Ltd. Class H	862,000	459,622

61

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
China Coal Energy Co., Ltd. Class H	75,000	$ 30,519
China Common Rich Renewable Energy Investment, Ltd. (c) (f)	598,000	—
China Communications Construction Co., Ltd. Class H	240,000	187,667
China Communications Services Corp., Ltd. Class H	50,000	28,319
China Conch Venture Holdings, Ltd.	181,500	671,416
China Construction Bank Corp. Class H	4,041,394	3,082,830
China Eastern Airlines Corp., Ltd. Class H (c)	42,000	20,412
China Everbright Bank Co., Ltd. Class A	48,300	26,648
China Everbright Bank Co., Ltd. Class H	423,274	180,337
China Everbright International, Ltd.	57,888	44,601
China Evergrande Group (b)	23,625	50,328
China Galaxy Securities Co., Ltd. Class H	106,334	56,562
China Hongqiao Group, Ltd.	82,000	52,405
China Huarong Asset Management Co., Ltd. Class H (e)	493,200	74,237
China Huishan Dairy Holdings Co., Ltd. (c) (f)	1,072,393	—
China International Capital Corp., Ltd. Class H (b) (e)	12,800	24,818
China International Travel Service Corp., Ltd. Class A	9,300	121,192
China Jinmao Holdings Group, Ltd.	94,000	53,838
China Life Insurance Co., Ltd. Class H	153,000	354,425
China Longyuan Power Group Corp., Ltd. Class H	96,000	53,882
China Medical System Holdings, Ltd.	148,733	176,824
China Mengniu Dairy Co., Ltd.	73,000	273,305
China Merchants Bank Co., Ltd. Class A	11,200	54,501
China Merchants Bank Co., Ltd. Class H	76,000	361,609
China Merchants Port Holdings Co., Ltd.	59,812	90,030
China Minsheng Banking Corp., Ltd. Class A	304,100	256,355
China Minsheng Banking Corp., Ltd. Class H	369,960	251,535
China Molybdenum Co., Ltd. Class H (b)	60,000	19,899
Security Description	Shares	Value
China National Building Material Co., Ltd. Class H	162,000	$ 145,481
China Oilfield Services, Ltd. Class H	28,000	33,467
China Oriental Group Co., Ltd.	50,000	17,285
China Overseas Land & Investment, Ltd.	86,000	270,416
China Pacific Insurance Group Co., Ltd. Class A	13,800	67,384
China Pacific Insurance Group Co., Ltd. Class H	48,200	177,075
China Petroleum & Chemical Corp. Class A	28,600	20,105
China Petroleum & Chemical Corp. Class H	1,962,395	1,166,513
China Power International Development, Ltd.	182,000	37,842
China Railway Construction Corp., Ltd. Class A	15,700	20,798
China Railway Construction Corp., Ltd. Class H	106,500	116,425
China Railway Group, Ltd. Class H	186,000	112,937
China Railway Signal & Communication Corp., Ltd. Class H (e)	505,000	312,428
China Reinsurance Group Corp. Class H	2,045,000	331,295
China Resources Beer Holdings Co., Ltd.	90,092	477,501
China Resources Gas Group, Ltd.	140,000	692,017
China Resources Pharmaceutical Group, Ltd. (e)	211,500	198,296
China Resources Power Holdings Co., Ltd.	138,267	167,732
China Shenhua Energy Co., Ltd. Class A	46,000	120,971
China Shenhua Energy Co., Ltd. Class H	89,500	179,699
China Shipbuilding Industry Group Power Co., Ltd. Class A (c)	14,900	47,697
China Southern Airlines Co., Ltd. Class H	58,000	35,143
China State Construction Engineering Corp., Ltd. Class A	49,400	37,563
China Taiping Insurance Holdings Co., Ltd.	43,610	97,351
China Telecom Corp., Ltd. Class H	2,198,000	1,000,952
China Tower Corp., Ltd. Class H (e)	724,000	164,390
China Unicom Hong Kong, Ltd.	224,000	237,732

62

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
China United Network Communications, Ltd. Class A	26,300	$ 22,134
China Vanke Co., Ltd. Class A	5,600	20,310
China Vanke Co., Ltd. Class H	19,692	68,576
China Yangtze Power Co., Ltd. Class A	148,400	378,834
China Zhongwang Holdings, Ltd.	55,200	22,462
Chongqing Rural Commercial Bank Co., Ltd. Class H	146,000	77,662
CIFI Holdings Group Co., Ltd.	69,288	40,480
CITIC Securities Co., Ltd. Class H	34,000	63,668
CITIC, Ltd.	485,000	612,483
CNOOC, Ltd.	328,000	500,406
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	186,000	82,330
COSCO SHIPPING Holdings Co., Ltd. Class H (c)	36,500	12,990
COSCO SHIPPING Ports, Ltd.	346,592	276,764
Country Garden Holdings Co., Ltd.	196,266	248,606
Country Garden Services Holdings Co., Ltd.	122,000	351,711
CRRC Corp., Ltd. Class H	266,000	185,604
CSPC Pharmaceutical Group, Ltd.	508,000	1,019,966
Ctrip.com International, Ltd. ADR (c)	3,601	105,473
Dali Foods Group Co., Ltd. (e)	314,000	192,660
Daqin Railway Co., Ltd. Class A	154,200	163,891
Datang International Power Generation Co., Ltd. Class H	98,000	20,252
Dongfeng Motor Group Co., Ltd. Class H	368,000	349,721
ENN Energy Holdings, Ltd.	20,000	206,904
Far East Horizon, Ltd.	39,000	36,217
Focus Media Information Technology Co., Ltd. Class A	75,000	55,138
Foshan Haitian Flavouring & Food Co., Ltd. Class A	8,300	127,745
Fosun International, Ltd.	73,500	90,944
Foxconn Industrial Internet Co., Ltd. Class A	14,000	28,231
Future Land Development Holdings, Ltd. (b)	28,000	24,430
Fuyao Glass Industry Group Co., Ltd. Class A	25,600	77,002
Security Description	Shares	Value
Fuyao Glass Industry Group Co., Ltd. Class H (e)	68,800	$ 190,882
GD Power Development Co., Ltd. Class A	207,900	69,579
Geely Automobile Holdings, Ltd.	721,000	1,223,219
GF Securities Co., Ltd. Class H (c)	34,400	36,026
GOME Retail Holdings, Ltd. (b) (c)	1,741,000	157,679
Great Wall Motor Co., Ltd. Class H (b)	127,000	85,051
Gree Electric Appliances, Inc. of Zhuhai Class A	16,300	130,789
Greentown Service Group Co., Ltd.	126,000	123,759
Guangzhou Automobile Group Co., Ltd. Class H	85,200	81,511
Guangzhou R&F Properties Co., Ltd. Class H	39,200	59,305
Guotai Junan Securities Co., Ltd. Class H (e)	10,600	16,496
Haitian International Holdings, Ltd.	66,000	135,209
Haitong Securities Co., Ltd. Class H	74,000	77,593
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	58,107	262,821
Henan Shuanghui Investment & Development Co., Ltd. Class A	37,000	127,976
Hengan International Group Co., Ltd.	51,874	340,118
HLA Corp., Ltd. Class A	13,200	15,009
Hua Hong Semiconductor, Ltd. (b) (e)	8,000	15,920
Huadian Power International Corp., Ltd. Class H	208,000	79,067
Huadong Medicine Co., Ltd. Class A	5,760	21,133
Huaneng Power International, Inc. Class H	718,000	345,289
Huaneng Renewables Corp., Ltd. Class H	130,000	44,276
Huatai Securities Co., Ltd. Class H (e)	27,043	40,499
Huaxia Bank Co., Ltd. Class A	142,700	147,472
Huayu Automotive Systems Co., Ltd. Class A	10,800	35,540
Huazhu Group, Ltd. ADR (b)	364	12,019
Industrial & Commercial Bank of China, Ltd. Class A	52,300	40,500
Industrial & Commercial Bank of China, Ltd. Class H	3,208,448	2,148,679

63

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Industrial Bank Co., Ltd. Class A	132,000	$ 324,030
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	20,100	80,274
Inner Mongolia Yitai Coal Co., Ltd. Class B	229,400	210,360
JD.com, Inc. ADR (c)	5,926	167,172
Jiangsu Expressway Co., Ltd. Class H	428,000	543,776
Jiangsu Hengrui Medicine Co., Ltd. Class A	24,060	271,826
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	5,400	78,642
Jiangxi Copper Co., Ltd. Class H	66,000	76,445
Kaisa Group Holdings, Ltd.	63,000	27,645
Kingsoft Corp., Ltd. (b) (c)	16,000	33,962
Kunlun Energy Co., Ltd.	178,000	153,264
Kweichow Moutai Co., Ltd. Class A	5,400	869,602
KWG Group Holdings, Ltd.	27,500	24,099
Legend Holdings Corp. Class H (e)	18,600	40,192
Lenovo Group, Ltd.	788,915	526,319
Li Ning Co., Ltd.	12,500	35,876
Logan Property Holdings Co., Ltd.	16,000	22,777
Longfor Group Holdings, Ltd. (e)	29,500	110,257
Luye Pharma Group, Ltd. (b) (e)	22,500	16,044
Luzhou Laojiao Co., Ltd. Class A	3,800	45,348
Maanshan Iron & Steel Co., Ltd. Class H (b)	80,000	30,104
Meituan Dianping Class B (c)	3,100	31,675
Metallurgical Corp. of China, Ltd. Class H	139,000	31,206
Midea Group Co., Ltd. Class A	9,800	70,125
MMG, Ltd. (c)	40,000	9,440
Momo, Inc. ADR	820	25,404
NetEase, Inc. ADR	1,563	416,039
New China Life Insurance Co., Ltd. Class H	15,800	62,479
New Oriental Education & Technology Group, Inc. ADR (c)	3,915	433,625
Nexteer Automotive Group, Ltd.	98,000	80,881
NIO, Inc. ADR (b) (c)	8,320	12,979
Noah Holdings, Ltd. ADR (b) (c)	2,876	83,979
Oppein Home Group, Inc. Class A	1,200	18,730
People's Insurance Co. Group of China, Ltd. Class H	370,000	148,200
Security Description	Shares	Value
PetroChina Co., Ltd. Class A	71,700	$ 62,150
PetroChina Co., Ltd. Class H	1,652,000	849,244
PICC Property & Casualty Co., Ltd. Class H	208,270	243,089
Pinduoduo, Inc. ADR (b) (c)	784	25,260
Ping An Bank Co., Ltd. Class A	14,300	31,218
Ping An Insurance Group Co. of China, Ltd. Class A	3,000	36,565
Ping An Insurance Group Co. of China, Ltd. Class H	78,500	901,718
Poly Developments and Holdings Group Co., Ltd. Class A	8,800	17,622
Postal Savings Bank of China Co., Ltd. Class H (e)	278,000	169,508
SAIC Motor Corp., Ltd. Class A	31,900	106,226
Sanan Optoelectronics Co., Ltd. Class A	13,800	27,209
SDIC Power Holdings Co., Ltd. Class A	70,000	88,319
Semiconductor Manufacturing International Corp. (b) (c)	71,700	89,632
Shandong Gold Mining Co., Ltd. Class A	26,480	125,666
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	232,000	238,824
Shanghai Electric Group Co., Ltd. Class H	104,000	33,564
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	6,000	16,111
Shanghai Industrial Urban Development Group, Ltd.	30,000	3,789
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	379,152	425,409
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	93,400	169,181
Shanghai Pudong Development Bank Co., Ltd. Class A	189,424	314,062
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	2,700	29,230
Shenzhen Inovance Technology Co., Ltd. Class A	6,700	22,827
Shenzhen Investment, Ltd.	90,000	33,179
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	1,800	46,495
Shenzhou International Group Holdings, Ltd.	127,300	1,662,821
Shui On Land, Ltd.	82,500	16,417
Sichuan Chuantou Energy Co., Ltd. Class A	44,399	62,049

64

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Sihuan Pharmaceutical Holdings Group, Ltd.	70,000	$ 10,626
SINA Corp. (c)	1,137	44,559
Sino-Ocean Group Holding, Ltd.	91,000	30,877
Sinopec Engineering Group Co., Ltd. Class H	32,000	20,083
Sinopec Shanghai Petrochemical Co., Ltd. Class A	62,216	36,330
Sinopec Shanghai Petrochemical Co., Ltd. Class H	430,000	125,061
Sinopharm Group Co., Ltd. Class H	76,000	238,003
Sinotrans, Ltd. Class H	71,000	22,280
Sinotruk Hong Kong, Ltd.	16,500	24,457
SOHO China, Ltd.	22,000	6,286
Songcheng Performance Development Co., Ltd. Class A	13,200	51,645
Sunac China Holdings, Ltd.	30,697	123,346
Suning.com Co., Ltd. Class A	59,500	86,319
Sunny Optical Technology Group Co., Ltd.	73,193	1,075,571
TAL Education Group ADR (c)	4,406	150,861
Tencent Holdings, Ltd.	122,278	5,150,419
Tencent Music Entertainment Group ADR (b) (c)	1,664	21,249
Tingyi Cayman Islands Holding Corp.	18,000	25,349
Tong Ren Tang Technologies Co., Ltd. Class H	14,000	12,733
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	7,300	17,889
Towngas China Co., Ltd.	31,814	23,862
TravelSky Technology, Ltd. Class H	113,000	234,666
Tsingtao Brewery Co., Ltd. Class H	4,000	24,135
Uni-President China Holdings, Ltd.	28,000	30,217
Vipshop Holdings, Ltd. ADR (c)	9,741	86,890
Want Want China Holdings, Ltd.	627,000	501,478
Weibo Corp. ADR (b) (c)	5,758	257,671
Weichai Power Co., Ltd. Class H	57,000	82,162
Wens Foodstuffs Group Co., Ltd. Class A	26,800	139,532
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	10,600	26,763
Security Description	Shares	Value
Wuliangye Yibin Co., Ltd. Class A	11,500	$ 209,027
Xiaomi Corp. Class B (c) (e)	49,800	55,902
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	25,000	29,594
Xinyi Solar Holdings, Ltd.	26,434	15,848
Yanzhou Coal Mining Co., Ltd. Class H	76,000	77,169
Yihai International Holding, Ltd.	51,000	303,161
Yum China Holdings, Inc.	18,539	842,227
Yunnan Baiyao Group Co., Ltd. Class A	7,300	77,741
Yuzhou Properties Co., Ltd.	40,669	16,186
YY, Inc. ADR (c)	418	23,504
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,900	27,106
Zhaojin Mining Industry Co., Ltd. Class H	358,500	414,776
Zhejiang Dahua Technology Co., Ltd. Class A	10,500	25,393
Zhejiang Expressway Co., Ltd. Class H	48,000	41,513
Zhongsheng Group Holdings, Ltd.	9,500	29,993
Zhuzhou CRRC Times Electric Co., Ltd. Class H	14,700	60,848
Zijin Mining Group Co., Ltd. Class A	138,100	63,237
Zijin Mining Group Co., Ltd. Class H	110,000	38,026
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	63,047	50,323
ZTE Corp. Class H (c)	44,080	116,956
ZTO Express Cayman, Inc. ADR	4,208	89,757
		59,438,471
COLOMBIA — 0.2%
Bancolombia SA ADR	1,368	67,648
Bancolombia SA	3,526	40,040
Bancolombia SA Preference Shares	2,077	25,675
Cementos Argos SA	9,032	19,318
Ecopetrol SA ADR (b)	1,604	27,316
Ecopetrol SA	31,928	27,077
Grupo Argos SA	15,674	76,873
Grupo Aval Acciones y Valores SA Preference Shares	92,866	34,707
Grupo de Inversiones Suramericana SA Preference Shares	8,687	73,373
Grupo de Inversiones Suramericana SA	4,212	39,959

65

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Interconexion Electrica SA ESP	6,808	$ 35,699
		467,685
CZECH REPUBLIC — 0.2%
CEZ A/S	4,997	110,259
Komercni banka A/S	7,314	247,094
Moneta Money Bank A/S (e)	59,034	181,863
		539,216
EGYPT — 0.5%
Commercial International Bank Egypt SAE GDR	275,033	1,266,527
Eastern Co SAE	121,929	127,504
ElSewedy Electric Co.	90,234	74,279
		1,468,310
GREECE — 0.3%
Alpha Bank AE (c)	98,575	184,090
Eurobank Ergasias SA (c)	120,269	116,432
FF Group (c) (f)	491	257
Hellenic Telecommunications Organization SA	11,567	159,395
JUMBO SA	4,912	93,231
Motor Oil Hellas Corinth Refineries SA	8,137	190,016
National Bank of Greece SA (c)	19,428	59,157
OPAP SA	11,729	120,645
		923,223
HONG KONG — 2.1%
Alibaba Pictures Group, Ltd. (c)	30,000	4,860
China Ding Yi Feng Holdings, Ltd. (f)	64,000	816
China Everbright, Ltd.	30,000	35,092
China First Capital Group, Ltd. (c)	188,000	54,918
China Gas Holdings, Ltd.	48,400	187,070
China Mobile, Ltd.	275,497	2,278,999
China Resources Cement Holdings, Ltd.	50,000	50,131
China Resources Land, Ltd.	50,444	211,379
China State Construction International Holdings, Ltd.	50,000	47,006
China Traditional Chinese Medicine Holdings Co., Ltd.	36,000	16,532
Guangdong Investment, Ltd.	700,000	1,369,748
Haier Electronics Group Co., Ltd.	135,000	352,163
Hutchison China MediTech, Ltd. ADR (c)	6,180	110,251
Kingboard Holdings, Ltd.	23,500	62,202
Kingboard Laminates Holdings, Ltd.	20,500	18,488
Security Description	Shares	Value
Lee & Man Paper Manufacturing, Ltd.	254,000	$ 137,378
Nine Dragons Paper Holdings, Ltd.	59,000	49,672
Shanghai Industrial Holdings, Ltd. (c)	30,000	55,872
Shenzhen International Holdings, Ltd.	58,930	113,208
Shimao Property Holdings, Ltd.	34,000	99,319
Sino Biopharmaceutical, Ltd.	36,000	45,738
SSY Group, Ltd.	156,000	123,377
Sun Art Retail Group, Ltd.	139,832	141,983
Yuexiu Property Co., Ltd.	158,000	34,263
		5,600,465
HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	39,037	367,182
OTP Bank Nyrt	7,613	316,908
Richter Gedeon Nyrt	24,057	389,139
		1,073,229
INDIA — 12.5%
Adani Ports & Special Economic Zone, Ltd.	4,254	24,848
Ambuja Cements, Ltd.	3,075	8,849
Ashok Leyland, Ltd.	15,153	14,689
Asian Paints, Ltd.	62,554	1,555,403
Aurobindo Pharma, Ltd.	25,746	213,978
Avenue Supermarts, Ltd. (c) (e)	12,068	316,835
Axis Bank, Ltd.	13,763	133,030
Bajaj Auto, Ltd.	9,370	388,953
Bajaj Finance, Ltd.	5,221	298,078
Bajaj Finserv, Ltd.	2,434	292,380
Bharat Forge, Ltd.	742	4,673
Bharat Petroleum Corp., Ltd.	16,784	111,335
Bharti Airtel, Ltd.	21,623	111,992
Bharti Infratel, Ltd.	48,723	176,896
Bosch, Ltd.	615	122,045
Britannia Industries, Ltd. (d)	14,768	613,517
Cipla, Ltd.	10,365	62,232
Coal India, Ltd.	176,663	498,190
Container Corp. Of India, Ltd.	457	3,900
Dabur India, Ltd.	166,387	1,050,061
Divi's Laboratories, Ltd.	8,276	194,496
Dr Reddy's Laboratories, Ltd. ADR	1,498	56,759
Dr Reddy's Laboratories, Ltd.	504	19,218
Eicher Motors, Ltd.	1,706	427,655
GAIL India, Ltd. GDR	4,650	51,615
Glenmark Pharmaceuticals, Ltd.	1,940	8,898
Godrej Consumer Products, Ltd.	41,520	402,669
Grasim Industries, Ltd.	4,331	44,619

66

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Havells India, Ltd.	23,132	$ 234,457
HCL Technologies, Ltd.	96,414	1,470,110
Hero MotoCorp, Ltd.	6,459	246,512
Hindalco Industries, Ltd.	31,679	85,535
Hindustan Petroleum Corp., Ltd.	25,697	109,396
Hindustan Unilever, Ltd.	105,951	2,963,075
Housing Development Finance Corp., Ltd.	19,649	548,155
ICICI Bank, Ltd. ADR	12,326	150,131
ICICI Bank, Ltd.	1,411	8,635
ICICI Lombard General Insurance Co., Ltd. (e)	12,927	220,686
Indiabulls Housing Finance, Ltd.	4,131	14,917
Indian Oil Corp., Ltd.	58,311	121,281
Infosys, Ltd. ADR	296,752	3,374,070
Infosys, Ltd.	187,458	2,131,058
InterGlobe Aviation, Ltd. (e)	3,481	92,818
ITC, Ltd.	389,890	1,429,584
JSW Steel, Ltd.	10,695	34,702
Larsen & Toubro, Ltd. GDR	3,401	70,741
Larsen & Toubro, Ltd.	309	6,428
LIC Housing Finance, Ltd.	6,441	34,232
Lupin, Ltd.	6,794	68,612
Mahindra & Mahindra Financial Services, Ltd.	1,130	5,230
Mahindra & Mahindra, Ltd. GDR	10,350	80,212
Mahindra & Mahindra, Ltd.	364	2,810
Marico, Ltd.	119,344	663,922
Maruti Suzuki India, Ltd.	11,002	1,042,592
Motherson Sumi Systems, Ltd.	6,067	8,985
Nestle India, Ltd.	3,560	697,728
NTPC, Ltd.	37,807	62,684
Oil & Natural Gas Corp., Ltd.	70,494	131,103
Page Industries, Ltd.	681	216,381
Petronet LNG, Ltd.	120,265	441,053
Pidilite Industries, Ltd.	17,315	352,744
Piramal Enterprises, Ltd.	791	18,221
Power Grid Corp. of India, Ltd.	72,922	204,817
REC, Ltd.	24,212	42,074
Reliance Industries, Ltd. GDR (e)	14,044	523,841
Reliance Industries, Ltd.	10,939	205,640
Shree Cement, Ltd.	37	9,861
Shriram Transport Finance Co., Ltd.	1,245	18,815
State Bank of India GDR (c)	2,479	95,194
Sun Pharmaceutical Industries, Ltd.	23,154	127,240
Tata Consultancy Services, Ltd.	140,102	4,150,150
Tata Motors, Ltd. ADR (b) (c)	15,401	129,214
Tata Motors, Ltd. (c)	17,686	29,311
Security Description	Shares	Value
Tata Power Co., Ltd.	21,484	$ 18,947
Tata Steel, Ltd.	356	1,811
Tata Steel, Ltd. GDR	8,841	43,940
Tech Mahindra, Ltd.	84,759	854,541
Titan Co., Ltd.	43,971	789,872
UltraTech Cement, Ltd.	708	43,370
United Spirits, Ltd. (c)	27,363	257,534
UPL, Ltd.	54,342	463,107
Vedanta, Ltd.	43,613	94,865
Vodafone Idea, Ltd. (c)	267,291	23,196
Wipro, Ltd. ADR (b)	76,172	278,028
Wipro, Ltd.	170,148	575,733
Yes Bank, Ltd.	40,147	23,453
Zee Entertainment Enterprises, Ltd.	48,421	181,402
		33,532,569
INDONESIA — 3.7%
Adaro Energy Tbk PT	501,100	45,539
AKR Corporindo Tbk PT	400	107
Astra International Tbk PT	289,800	134,743
Bank Central Asia Tbk PT	1,665,825	3,561,662
Bank Danamon Indonesia Tbk PT	400	134
Bank Mandiri Persero Tbk PT	266,900	131,147
Bank Negara Indonesia Persero Tbk PT	165,400	85,642
Bank Rakyat Indonesia Persero Tbk PT	424,900	123,324
Bank Tabungan Negara Persero Tbk PT	156,800	21,650
Bukit Asam Tbk PT	355,500	56,600
Bumi Serpong Damai Tbk PT (c)	115,000	11,261
Charoen Pokphand Indonesia Tbk PT	790,400	297,896
Gudang Garam Tbk PT	80,900	298,495
Hanjaya Mandala Sampoerna Tbk PT	2,703,100	436,076
Indah Kiat Pulp & Paper Corp. Tbk PT	103,900	47,394
Indocement Tunggal Prakarsa Tbk PT	22,500	29,680
Indofood CBP Sukses Makmur Tbk PT	484,700	410,604
Indofood Sukses Makmur Tbk PT	453,000	245,727
Jasa Marga Persero Tbk PT	29,100	11,685
Kalbe Farma Tbk PT	2,042,600	241,025
Pabrik Kertas Tjiwi Kimia Tbk PT	32,300	24,006
Pakuwon Jati Tbk PT	1,660,778	77,803
Perusahaan Gas Negara Tbk PT	291,300	43,095
Semen Indonesia Persero Tbk PT	52,500	42,718
Surya Citra Media Tbk PT	765,100	62,523

67

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Telekomunikasi Indonesia Persero Tbk PT	7,043,175	$ 2,138,505
Unilever Indonesia Tbk PT	358,100	1,173,064
United Tractors Tbk PT	182,100	263,946
		10,016,051
LUXEMBOURG — 0.1%
Reinet Investments SCA	7,640	138,314
MALAYSIA — 3.1%
AirAsia Group Bhd	42,300	17,781
Alliance Bank Malaysia Bhd	43,900	29,882
AMMB Holdings Bhd	76,300	75,443
Axiata Group Bhd	33,970	34,887
British American Tobacco Malaysia Bhd	18,700	84,590
CIMB Group Holdings Bhd	128,160	153,963
Dialog Group Bhd	10,900	8,851
DiGi.Com Bhd	94,100	106,753
Fraser & Neave Holdings Bhd	25,600	213,384
Gamuda Bhd	31,400	27,748
Genting Bhd	55,900	76,634
Genting Malaysia Bhd	53,500	38,716
Genting Plantations Bhd	800	1,893
HAP Seng Consolidated Bhd	143,700	338,400
Hartalega Holdings Bhd	149,200	187,079
Hong Leong Bank Bhd	173,720	678,782
Hong Leong Financial Group Bhd	8,700	33,786
IHH Healthcare Bhd	305,000	413,757
IJM Corp. Bhd	80,400	42,053
IOI Corp. Bhd	56,100	59,356
Kuala Lumpur Kepong Bhd	53,500	294,908
Malayan Banking Bhd	553,230	1,124,430
Malaysia Airports Holdings Bhd	14,400	29,749
Maxis Bhd	403,900	540,205
MISC Bhd	24,500	45,641
Nestle Malaysia Bhd	9,900	344,502
Petronas Chemicals Group Bhd	379,000	682,508
Petronas Dagangan Bhd	26,000	146,549
Petronas Gas Bhd	6,200	24,255
PPB Group Bhd	70,360	304,832
Public Bank Bhd	262,311	1,257,990
RHB Capital Bhd	35,838	48,275
Sime Darby Bhd	65,227	35,052
Sime Darby Plantation Bhd	27,527	31,097
Sime Darby Property Bhd	97,627	19,586
SP Setia Bhd Group	42,174	13,699
Telekom Malaysia Bhd	65,685	56,476
Tenaga Nasional Bhd	172,400	561,628
Top Glove Corp. Bhd	7,200	7,652
Westports Holdings Bhd	176,838	174,431
YTL Corp. Bhd	171,438	37,670
		8,404,873
Security Description	Shares	Value
MEXICO — 2.0%
Alfa SAB de CV Class A	104,425	$ 91,657
Alsea SAB de CV (c)	8,808	20,468
America Movil SAB de CV Series L	514,521	381,513
Arca Continental SAB de CV	53,612	289,647
Cemex SAB de CV Series CPO	494,961	192,780
Coca-Cola Femsa SAB de CV	19,060	115,930
El Puerto de Liverpool SAB de CV Series C1	462	2,530
Fibra Uno Administracion SA de CV REIT	78,757	115,040
Fomento Economico Mexicano SAB de CV	17,682	162,142
Gruma SAB de CV Class B	17,447	178,446
Grupo Aeroportuario del Pacifico SAB de CV Class B	36,575	351,782
Grupo Aeroportuario del Sureste SAB de CV Class B	19,113	292,000
Grupo Bimbo SAB de CV Class A	27,203	49,587
Grupo Carso SAB de CV Series A1	5,081	14,908
Grupo Financiero Banorte SAB de CV Series O	44,877	241,091
Grupo Financiero Inbursa SAB de CV Series O	52,715	67,015
Grupo Mexico SAB de CV Class B	58,018	135,583
Grupo Televisa SAB Series CPO	49,273	96,405
Industrias Penoles SAB de CV	3,227	42,931
Infraestructura Energetica Nova SAB de CV	44,314	176,053
Kimberly-Clark de Mexico SAB de CV Class A	11,271	22,623
Megacable Holdings SAB de CV	3,916	15,762
Orbia Advance Corp. SAB de CV	12,481	24,344
Promotora y Operadora de Infraestructura SAB de CV	1,178	10,557
Wal-Mart de Mexico SAB de CV	755,395	2,237,414
		5,328,208
PAKISTAN — 0.0% (a)
Habib Bank, Ltd.	52,234	39,485
MCB Bank, Ltd.	69,797	75,711
Oil & Gas Development Co., Ltd.	5,662	4,456
		119,652

68

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
PERU — 0.6%
Cia de Minas Buenaventura SAA ADR	8,258	$ 125,356
Credicorp, Ltd.	5,447	1,135,373
Southern Copper Corp.	7,854	268,057
		1,528,786
PHILIPPINES — 1.4%
Aboitiz Equity Ventures, Inc.	148,890	152,395
Aboitiz Power Corp.	498,800	369,072
Alliance Global Group, Inc.	101,900	21,430
Altus San Nicolas Corp. (c) (g)	382	38
Ayala Corp.	3,110	53,073
Ayala Land, Inc.	35,100	33,488
Bank of the Philippine Islands	289,919	520,210
BDO Unibank, Inc.	263,282	726,400
DMCI Holdings, Inc.	73,430	11,773
Globe Telecom, Inc.	820	28,952
GT Capital Holdings, Inc.	2,467	40,078
International Container Terminal Services, Inc.	88,320	205,166
JG Summit Holdings, Inc.	44,800	62,666
Jollibee Foods Corp.	99,620	426,696
Manila Electric Co.	58,150	415,117
Megaworld Corp.	195,000	16,441
Metro Pacific Investments Corp.	388,200	37,300
Metropolitan Bank & Trust Co.	132,098	174,330
PLDT, Inc.	2,001	43,703
Robinsons Land Corp.	19,463	9,200
Security Bank Corp.	33,890	128,812
SM Investments Corp.	3,955	74,094
SM Prime Holdings, Inc.	73,000	52,394
Universal Robina Corp.	61,190	184,172
		3,787,000
POLAND — 0.6%
Alior Bank SA (c)	1,993	19,298
Bank Millennium SA (c)	20,422	29,111
Bank Polska Kasa Opieki SA	9,839	251,303
CCC SA	201	6,934
CD Projekt SA	91	5,525
Cyfrowy Polsat SA	19,118	125,986
Dino Polska SA (c) (e)	4,645	181,900
Grupa Lotos SA	2,040	45,062
Jastrzebska Spolka Weglowa SA	1,037	5,634
KGHM Polska Miedz SA (c)	2,939	58,646
LPP SA	11	23,596
mBank SA (c)	401	34,767
Orange Polska SA (c)	22,274	30,696
PGE Polska Grupa Energetyczna SA (c)	48,498	96,678
Polski Koncern Naftowy ORLEN SA	9,930	244,464
Security Description	Shares	Value
Polskie Gornictwo Naftowe i Gazownictwo SA	36,481	$ 42,804
Powszechna Kasa Oszczednosci Bank Polski SA	19,228	188,580
Powszechny Zaklad Ubezpieczen SA	9,520	88,761
Santander Bank Polska SA	638	49,905
		1,529,650
QATAR — 1.3%
Barwa Real Estate Co.	374,750	344,799
Commercial Bank PQSC	203,058	240,368
Industries Qatar QSC	19,822	59,395
Masraf Al Rayan QSC	571,116	555,273
Mesaieed Petrochemical Holding Co.	34,934	28,592
Ooredoo QSC	32,908	65,346
Qatar Electricity & Water Co. QSC	101,654	431,352
Qatar Fuel QSC	5,500	35,544
Qatar Insurance Co. SAQ	34,964	32,170
Qatar Islamic Bank SAQ	161,820	693,324
Qatar National Bank QPSC	173,912	921,385
		3,407,548
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	4,477	39,194
RUSSIA — 3.3%
Alrosa PJSC	290,244	332,998
Gazprom PJSC ADR	246,166	1,699,530
Inter RAO UES PJSC	1,693,594	116,496
LUKOIL PJSC ADR	12,805	1,059,486
Magnit PJSC GDR	11,010	143,846
Magnitogorsk Iron & Steel Works PJSC	46,556	28,006
MMC Norilsk Nickel PJSC ADR	6,980	178,688
Mobile TeleSystems PJSC ADR	10,364	83,948
Moscow Exchange MICEX-RTS PJSC (c)	18,352	26,744
Novatek PJSC GDR	637	129,184
Novolipetsk Steel PJSC GDR	13,121	284,988
Novolipetsk Steel PJSC	26,916	58,783
PhosAgro PJSC GDR	2,369	30,252
Polymetal International PLC	2,493	35,022
Polyus PJSC (c)	359	41,476
Rosneft Oil Co. PJSC GDR	45,778	293,712
Rosneft Oil Co. PJSC	19,941	129,267
Sberbank of Russia PJSC ADR (d)	70,059	993,086
Sberbank of Russia PJSC ADR (d)	6,842	96,763
Severstal PJSC GDR	25,155	360,974
Surgutneftegas PJSC ADR (d)	25,850	146,828
Surgutneftegas PJSC ADR (d)	40,230	215,834

69

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Tatneft PJSC ADR (d)	31,916	$ 2,026,666
Tatneft PJSC ADR (b) (d)	1,551	99,031
Transneft PJSC Preference Shares	36	83,505
VTB Bank PJSC GDR	33,614	43,530
VTB Bank PJSC	62,636,863	40,902
X5 Retail Group NV GDR	1,332	46,593
		8,826,138
SAUDI ARABIA — 2.2%
Advanced Petrochemical Co.	5,594	72,326
Al Rajhi Bank	82,815	1,397,470
Alinma Bank	89,506	536,387
Almarai Co. JSC	1,178	15,623
Bank AlBilad	24,975	176,433
Bank Al-Jazira	29,797	107,394
Banque Saudi Fransi	4,559	39,195
Bupa Arabia for Cooperative Insurance Co.	3,169	89,886
Dar Al Arkan Real Estate Development Co. (c)	5,864	18,665
Etihad Etisalat Co. (c)	23,938	154,048
Jarir Marketing Co.	13,369	563,100
National Commercial Bank	7,102	87,185
National Industrialization Co. (c)	4,337	15,423
Rabigh Refining & Petrochemical Co. (c)	3,149	16,672
Riyad Bank	7,563	49,194
Sahara International Petrochemical Co.	3,384	16,256
Samba Financial Group	8,382	63,906
Saudi Airlines Catering Co.	9,266	216,384
Saudi Arabian Fertilizer Co.	16,224	347,299
Saudi Arabian Mining Co. (c)	1,654	20,018
Saudi Basic Industries Corp.	26,735	655,689
Saudi British Bank	1,958	15,894
Saudi Electricity Co.	20,873	118,521
Saudi Kayan Petrochemical Co. (c)	6,421	17,459
Saudi Telecom Co.	31,049	900,547
Savola Group (c)	1,857	15,272
Yanbu National Petrochemical Co.	10,876	155,115
		5,881,361
SINGAPORE — 0.1%
BOC Aviation, Ltd. (e)	16,100	148,587
SOUTH AFRICA — 3.1%
Absa Group, Ltd.	19,121	192,780
Anglo American Platinum, Ltd.	419	25,231
AngloGold Ashanti, Ltd.	17,828	334,032
Aspen Pharmacare Holdings, Ltd.	9,480	53,738
Bid Corp., Ltd. (b)	4,356	92,521
Bidvest Group, Ltd. (b)	9,828	123,679
Security Description	Shares	Value
Capitec Bank Holdings, Ltd.	5,068	$ 430,321
Clicks Group, Ltd.	35,326	500,889
Discovery, Ltd.	4,437	33,374
Exxaro Resources, Ltd.	4,955	42,679
FirstRand, Ltd. (b)	32,267	132,345
Fortress REIT, Ltd. Class A, (b)	277,273	376,707
Foschini Group, Ltd.	2,417	26,056
Gold Fields, Ltd.	32,135	161,327
Growthpoint Properties, Ltd. REIT (b)	35,424	53,968
Investec, Ltd.	9,125	48,055
Kumba Iron Ore, Ltd. (b)	7,118	175,794
Liberty Holdings, Ltd.	3,862	28,629
Life Healthcare Group Holdings, Ltd.	14,354	21,471
Momentum Metropolitan Holdings	26,851	33,027
Mr. Price Group, Ltd.	33,032	344,753
MTN Group, Ltd.	21,233	134,855
MultiChoice Group, Ltd. (c)	1,672	13,009
Naspers, Ltd. Class N	1,270	192,232
Nedbank Group, Ltd.	8,693	130,041
Netcare, Ltd.	132,916	153,845
Old Mutual, Ltd.	102,793	131,046
Pick n Pay Stores, Ltd.	48,183	189,205
PSG Group, Ltd.	769	10,709
Rand Merchant Investment Holdings, Ltd.	8,400	16,587
Redefine Properties, Ltd. REIT	99,729	51,501
Remgro, Ltd.	10,057	108,241
RMB Holdings, Ltd. (b)	80,881	400,604
Sanlam, Ltd.	178,296	876,987
Sappi, Ltd.	19,137	47,393
Sasol, Ltd. (b)	10,635	177,497
Shoprite Holdings, Ltd.	47,953	387,862
SPAR Group, Ltd.	27,948	352,076
Standard Bank Group, Ltd.	21,201	244,261
Telkom SA SOC, Ltd.	6,439	29,977
Tiger Brands, Ltd.	17,784	246,964
Truworths International, Ltd.	52,790	184,526
Vodacom Group, Ltd.	86,668	683,855
Woolworths Holdings, Ltd. (b)	104,673	380,240
		8,374,889
SOUTH KOREA — 13.5%
Amorepacific Corp.	361	42,403
Amorepacific Corp. Preference Shares	106	6,496
AMOREPACIFIC Group	372	20,339
BGF retail Co., Ltd.	1,159	190,882
BNK Financial Group, Inc.	18,988	114,136
Celltrion, Inc. (c)	721	98,854
Cheil Worldwide, Inc.	5,133	106,423
CJ CheilJedang Corp.	564	110,570

70

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
CJ Corp.	1,167	$ 80,002
CJ Corp. Preference Shares (c)	128	6,421
CJ ENM Co., Ltd.	155	21,951
CJ Logistics Corp. (c)	1,249	150,884
Daelim Industrial Co., Ltd.	1,190	103,465
Daewoo Engineering & Construction Co., Ltd. (c)	4,648	18,768
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (c)	1,302	33,308
DB Insurance Co., Ltd.	10,088	435,180
Doosan Bobcat, Inc.	716	21,190
E-MART, Inc.	1,536	145,105
Fila Korea, Ltd.	980	47,437
GS Engineering & Construction Corp.	1,838	50,708
GS Holdings Corp.	2,498	105,045
GS Retail Co., Ltd.	2,156	74,351
Hana Financial Group, Inc.	15,642	460,963
Hankook Tire & Technology Co., Ltd.	2,180	58,776
Hanmi Pharm Co., Ltd.	7	1,615
Hanmi Science Co., Ltd.	698	23,108
Hanon Systems	2,849	28,582
Hanwha Chemical Corp.	6,278	94,211
Hanwha Corp.	5,770	121,801
Hanwha Life Insurance Co., Ltd.	39,394	78,383
HDC Hyundai Development Co-Engineering & Construction	1,036	28,452
Hotel Shilla Co., Ltd.	314	22,628
Hyundai Department Store Co., Ltd.	730	47,664
Hyundai Engineering & Construction Co., Ltd.	2,410	93,285
Hyundai Glovis Co., Ltd.	1,204	157,024
Hyundai Heavy Industries Holdings Co., Ltd.	462	134,991
Hyundai Marine & Fire Insurance Co., Ltd.	9,193	202,897
Hyundai Mobis Co., Ltd.	2,309	486,451
Hyundai Motor Co.	6,102	683,583
Hyundai Motor Co. Preference Shares (d)	2,383	169,140
Hyundai Motor Co. Preference Shares (d)	1,008	64,383
Hyundai Motor Co. GDR	1,212	38,542
Hyundai Steel Co.	4,812	156,491
Industrial Bank of Korea	13,568	149,728
Kakao Corp.	354	40,101
Kangwon Land, Inc.	18,226	450,260
KB Financial Group, Inc.	3,907	139,471
KB Financial Group, Inc. ADR	14,320	511,510
KCC Corp.	213	38,820
Security Description	Shares	Value
Kia Motors Corp.	15,022	$ 572,673
Korea Aerospace Industries, Ltd.	734	23,993
Korea Electric Power Corp. ADR (b) (c)	34,747	376,657
Korea Electric Power Corp. (c)	8,057	174,457
Korea Gas Corp.	3,272	108,323
Korea Investment Holdings Co., Ltd.	853	53,698
Korea Shipbuilding & Offshore Engineering Co., Ltd. (c)	891	92,366
Korea Zinc Co., Ltd.	132	49,439
Korean Air Lines Co., Ltd.	2,128	40,740
KT&G Corp.	10,553	930,771
Kumho Petrochemical Co., Ltd.	743	44,475
LG Chem, Ltd.	805	201,561
LG Chem, Ltd. Preference Shares	209	29,267
LG Corp.	2,720	159,177
LG Display Co., Ltd. ADR (b) (c)	16,179	96,265
LG Display Co., Ltd. (c)	7,080	83,754
LG Electronics, Inc.	4,396	247,703
LG Household & Health Care, Ltd.	966	1,055,521
LG Household & Health Care, Ltd. Preference Shares	228	146,961
LG Innotek Co., Ltd.	477	45,461
LG Uplus Corp.	3,437	39,222
Lotte Chemical Corp.	920	181,516
Lotte Corp.	2,849	86,341
Lotte Shopping Co., Ltd.	1,061	114,425
Medy-Tox, Inc. (c)	607	182,737
Meritz Securities Co., Ltd.	6,982	29,477
Mirae Asset Daewoo Co., Ltd.	14,171	88,854
NAVER Corp.	3,021	396,520
NCSoft Corp.	2,241	976,099
Netmarble Corp. (c) (e)	218	17,223
NH Investment & Securities Co., Ltd.	2,874	30,514
OCI Co., Ltd.	635	36,895
Orange Life Insurance, Ltd. (e)	998	22,569
Orion Corp/Republic of Korea	174	14,314
Ottogi Corp.	4	1,950
Pan Ocean Co., Ltd. (c)	5,010	19,141
Pearl Abyss Corp. (c)	887	146,826
POSCO ADR	13,402	632,038
POSCO	395	74,961
Posco International Corp.	3,089	49,325
S-1 Corp.	5,091	417,529

71

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Samsung Biologics Co., Ltd. (c) (e)	240	$ 61,698
Samsung C&T Corp.	1,747	131,009
Samsung Card Co., Ltd.	391	11,490
Samsung Electro-Mechanics Co., Ltd.	893	76,896
Samsung Electronics Co., Ltd. GDR (d)	3,253	3,311,554
Samsung Electronics Co., Ltd. Preference Shares	29,135	962,114
Samsung Electronics Co., Ltd.	170,022	6,972,018
Samsung Electronics Co., Ltd. GDR (d)	748	620,092
Samsung Engineering Co., Ltd. (c)	1,855	26,054
Samsung Fire & Marine Insurance Co., Ltd.	2,808	523,500
Samsung Heavy Industries Co., Ltd. (c)	7,099	46,767
Samsung Life Insurance Co., Ltd.	7,305	434,214
Samsung SDI Co., Ltd.	694	129,383
Samsung SDS Co., Ltd.	390	62,112
Samsung Securities Co., Ltd.	1,510	44,625
Shinhan Financial Group Co., Ltd.	3,546	123,917
Shinhan Financial Group Co., Ltd. ADR (b)	14,104	493,499
Shinsegae, Inc.	192	42,135
SK Holdings Co., Ltd.	2,245	382,878
SK Hynix, Inc.	79,577	5,468,569
SK Innovation Co., Ltd.	2,061	286,023
SK Telecom Co., Ltd. ADR	27,855	618,381
SK Telecom Co., Ltd.	539	108,823
S-Oil Corp.	1,003	83,349
Woongjin Coway Co., Ltd.	7,780	550,255
Woori Financial Group, Inc.	20,704	215,495
Yuhan Corp.	225	42,982
		36,388,348
TAIWAN — 13.1%
Acer, Inc.	70,258	40,310
Advantech Co., Ltd.	96,951	853,120
ASE Technology Holding Co., Ltd.	76,124	173,720
Asia Cement Corp.	43,200	60,293
Asustek Computer, Inc.	73,000	485,890
AU Optronics Corp.	896,000	227,000
Catcher Technology Co., Ltd.	74,000	560,525
Cathay Financial Holding Co., Ltd.	252,100	332,347
Chailease Holding Co., Ltd.	14,673	59,119
Chang Hwa Commercial Bank, Ltd.	145,823	101,760
Cheng Shin Rubber Industry Co., Ltd.	38,000	56,098
Chicony Electronics Co., Ltd.	184,822	544,496
Security Description	Shares	Value
China Airlines, Ltd.	132,000	$ 38,633
China Development Financial Holding Corp.	730,000	217,415
China Life Insurance Co., Ltd. (c)	75,884	60,170
China Steel Corp.	210,440	156,010
Chunghwa Telecom Co., Ltd.	412,540	1,475,993
Compal Electronics, Inc.	411,000	237,132
CTBC Financial Holding Co., Ltd.	403,900	268,186
Delta Electronics, Inc.	25,623	109,431
E.Sun Financial Holding Co., Ltd.	824,254	697,406
Eclat Textile Co., Ltd.	22,379	300,075
Eva Airways Corp.	232,444	102,270
Evergreen Marine Corp. Taiwan, Ltd.	43,265	18,129
Far Eastern New Century Corp.	73,560	67,930
Far EasTone Telecommunications Co., Ltd.	547,449	1,279,313
Feng TAY Enterprise Co., Ltd.	47,814	342,910
First Financial Holding Co., Ltd.	2,119,627	1,489,399
Formosa Chemicals & Fibre Corp.	55,000	153,701
Formosa Petrochemical Corp.	98,000	310,194
Formosa Plastics Corp.	109,000	332,012
Formosa Taffeta Co., Ltd.	15,000	16,342
Foxconn Technology Co., Ltd.	26,892	56,082
Fubon Financial Holding Co., Ltd.	197,000	282,885
Giant Manufacturing Co., Ltd.	4,000	27,204
Globalwafers Co., Ltd.	35,000	354,236
Highwealth Construction Corp.	15,500	24,930
Hiwin Technologies Corp.	1,116	9,730
Hon Hai Precision Industry Co., Ltd.	541,730	1,278,172
Hotai Motor Co., Ltd.	5,000	75,988
Hua Nan Financial Holdings Co., Ltd.	1,424,432	961,880
Innolux Corp.	787,751	167,582
Inventec Corp.	92,000	63,460
Largan Precision Co., Ltd.	12,000	1,721,220
Lite-On Technology Corp.	102,952	163,598
MediaTek, Inc.	18,877	224,520
Mega Financial Holding Co., Ltd.	485,657	450,052
Micro-Star International Co., Ltd.	78,000	227,027
Nan Ya Plastics Corp.	78,000	175,236
Nanya Technology Corp.	156,000	404,777
Nien Made Enterprise Co., Ltd.	20,000	175,345

72

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Novatek Microelectronics Corp.	64,000	$ 367,194
Pegatron Corp.	137,000	238,457
Phison Electronics Corp.	17,000	151,509
Pou Chen Corp.	63,000	80,718
Powertech Technology, Inc.	74,000	207,990
President Chain Store Corp.	131,000	1,224,516
Quanta Computer, Inc.	145,000	264,533
Realtek Semiconductor Corp.	3,000	22,240
Ruentex Development Co., Ltd.	75,265	100,678
Ruentex Industries, Ltd.	47,800	103,074
Shanghai Commercial & Savings Bank, Ltd.	54,000	90,683
Shin Kong Financial Holding Co., Ltd.	403,495	122,123
SinoPac Financial Holdings Co., Ltd.	300,152	117,064
Standard Foods Corp.	78,168	156,465
Synnex Technology International Corp.	342,900	401,208
Taishin Financial Holding Co., Ltd.	267,363	119,357
Taiwan Business Bank	880,711	361,942
Taiwan Cement Corp.	77,689	99,288
Taiwan Cooperative Financial Holding Co., Ltd.	2,322,104	1,534,372
Taiwan High Speed Rail Corp.	195,000	221,873
Taiwan Mobile Co., Ltd.	517,542	1,868,353
Taiwan Semiconductor Manufacturing Co., Ltd.	879,495	7,710,765
Tatung Co., Ltd. (c)	18,000	9,863
Uni-President Enterprises Corp.	70,164	169,165
United Microelectronics Corp.	462,000	199,546
Vanguard International Semiconductor Corp.	94,000	189,972
Walsin Technology Corp.	5,000	28,123
Win Semiconductors Corp.	3,000	26,930
Winbond Electronics Corp.	82,000	47,179
Wistron Corp.	217,535	175,644
WPG Holdings, Ltd.	218,280	268,765
Yageo Corp.	30,198	239,933
Yuanta Financial Holding Co., Ltd.	176,466	105,227
Zhen Ding Technology Holding, Ltd.	15,000	53,667
		35,089,669
THAILAND — 4.2%
Advanced Info Service PCL	172,400	1,240,085
Airports of Thailand PCL	90,700	221,672
Airports of Thailand PCL NVDR	343,270	838,955
Bangkok Bank PCL	9,000	51,790
Bangkok Bank PCL NVDR	3,500	19,855
Security Description	Shares	Value
Bangkok Dusit Medical Services PCL Class F	895,592	$ 708,626
Bangkok Expressway & Metro PCL	1,649,733	582,544
Banpu PCL	138,370	53,385
Berli Jucker PCL NVDR	16,900	29,147
BTS Group Holdings PCL (b)	2,022,598	886,147
Bumrungrad Hospital PCL	120,200	503,044
Central Pattana PCL NVDR	59,000	131,175
Central Pattana PCL	169,300	376,407
Charoen Pokphand Foods PCL	98,186	84,270
CP ALL PCL	387,500	1,029,406
Electricity Generating PCL	47,700	559,892
Energy Absolute PCL	900	1,412
Energy Absolute PCL NVDR	2,700	4,237
Home Product Center PCL	1,192,259	666,589
Indorama Ventures PCL	1,400	1,488
Indorama Ventures PCL NVDR	35,200	37,404
Intouch Holdings PCL Class F	361,900	775,035
IRPC PCL	857,200	103,139
Kasikornbank PCL	20,800	106,771
Kasikornbank PCL NVDR	56,500	289,104
Krung Thai Bank PCL	791,400	445,057
Land & Houses PCL	83,600	26,240
Minor International PCL	13,700	16,797
Minor International PCL NVDR	81,419	99,827
PTT Exploration & Production PCL	19,928	78,839
PTT Global Chemical PCL	94,703	166,431
PTT PCL	250,960	379,497
Ratch Group PCL	11,200	26,183
Robinson PCL NVDR	74,700	155,701
Robinson PCL	15,100	31,474
Siam Cement PCL	10,924	145,725
Siam Cement PCL NVDR	12,600	168,082
Siam Commercial Bank PCL	21,200	81,792
Thai Oil PCL	37,788	86,177
Thai Union Group PCL NVDR	198,200	108,221
Thai Union Group PCL Class F	47,500	25,936
TMB Bank PCL	43,000	2,207
TMB Bank PCL NVDR	263,000	13,500
Total Access Communication PCL	12,800	24,064
True Corp. PCL	171,100	29,370
		11,412,699
TURKEY — 0.7%
Akbank T.A.S. (c)	113,508	163,231
Anadolu Efes Biracilik Ve Malt Sanayii A/S	5,042	19,537
Arcelik A/S (c)	4,815	16,236

73

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,960	$ 6,984
BIM Birlesik Magazalar A/S	56,458	491,139
Eregli Demir ve Celik Fabrikalari TAS	27,065	32,834
Ford Otomotiv Sanayi A/S	7,872	82,812
Haci Omer Sabanci Holding A/S	38,573	65,376
KOC Holding A/S	27,660	92,633
TAV Havalimanlari Holding A/S	3,078	12,865
Tupras Turkiye Petrol Rafinerileri A/S	14,379	365,427
Turk Hava Yollari AO (c)	16,041	35,170
Turkcell Iletisim Hizmetleri A/S	25,762	59,358
Turkiye Garanti Bankasi A/S (c)	104,868	189,622
Turkiye Is Bankasi A/S Class C (c)	112,870	125,333
Turkiye Sise ve Cam Fabrikalari A/S	35,308	29,202
		1,787,759
UNITED ARAB EMIRATES — 1.3%
Abu Dhabi Commercial Bank PJSC	60,636	129,752
Aldar Properties PJSC	115,243	65,573
DP World PLC	10,339	144,643
Dubai Islamic Bank PJSC	123,776	176,912
Emaar Development PJSC	165,437	185,563
Emaar Malls PJSC	50,000	25,591
Emaar Properties PJSC	117,463	147,422
Emirates Telecommunications Group Co. PJSC	333,925	1,500,010
First Abu Dhabi Bank PJSC	293,875	1,203,294
		3,578,760
UNITED STATES — 0.1%
Titan Cement International SA (c)	11,069	230,488
TOTAL COMMON STOCKS (Cost $254,820,585)		266,665,663

RIGHTS — 0.0% (a)
CHINA — 0.0% (a)
Legend Holdings Corp. (expiring 5/19/23) (c) (f)	1,461	—
THAILAND — 0.0% (a)
TMB Bank PCL (expiring 11/26/19) (c) (g)	30,321	169
Security Description	Shares	Value
TMB Bank PCL (expiring 11/26/19) (g)	185,943	$ 1,033
		1,202
TOTAL RIGHTS (Cost $0)		1,202
WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
Minor International PCL (expiring 12/31/21) NVDR (c)	4,110	535
Minor International PCL (expiring 9/30/21) (c)	875	114
TOTAL WARRANTS (Cost $0)		649
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (h) (i)	437,290	437,334
State Street Navigator Securities Lending Portfolio III (j) (k)	1,941,419	1,941,419
TOTAL SHORT-TERM INVESTMENTS (Cost $2,378,758)		2,378,753
TOTAL INVESTMENTS — 100.1% (Cost $257,205,806)		269,052,781
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(186,272)
NET ASSETS — 100.0%		$ 268,866,509

74

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $1,073, representing less than 0.05% of the Fund's net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $1,240, representing less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
INR	Indian Rupee
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 6,514	$ —	$ 6,514
Common Stocks	257,305,622	9,358,968	1,073 (a)	266,665,663
Rights	—	1,202	—	1,202
Warrants	649	—	—	649
Short-Term Investments	2,378,753	—	—	2,378,753
TOTAL INVESTMENTS	$259,685,024	$9,366,684	$1,073	$269,052,781
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2019.
75

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 2,626,121	$ 2,188,705	$(77)	$ (5)	437,290	$ 437,334	$ 1,987
State Street Institutional U.S. Government Money Market Fund, Class G Shares	325,185	325,185	14,441,865	14,767,050	—	—	—	—	9,094
State Street Navigator Securities Lending Government Money Market Portfolio	2,508,511	2,508,511	13,445,008	15,953,519	—	—	—	—	23,360
State Street Navigator Securities Lending Portfolio III	—	—	16,258,321	14,316,902	—	—	1,941,419	1,941,419	13,282
Total		$2,833,696	$46,771,315	$47,226,176	$(77)	$ (5)		$2,378,753	$47,723
76

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 1.6%
AGL Energy, Ltd.	86	$ 1,111
AMP, Ltd.	846	1,041
Aristocrat Leisure, Ltd.	380	7,843
Aurizon Holdings, Ltd.	876	3,486
Australia & New Zealand Banking Group, Ltd.	1,060	20,389
Bank of Queensland, Ltd. (a)	554	3,707
Bendigo & Adelaide Bank, Ltd. (a)	232	1,798
BHP Group PLC	465	9,927
BHP Group, Ltd.	504	12,482
Brambles, Ltd.	1,575	12,110
Caltex Australia, Ltd.	81	1,438
Cochlear, Ltd.	53	7,441
Commonwealth Bank of Australia	510	27,803
CSL, Ltd.	395	62,257
Dexus REIT	504	4,055
Flight Centre Travel Group, Ltd. (a)	84	2,697
Fortescue Metals Group, Ltd. (a)	983	5,834
Goodman Group REIT	536	5,126
GPT Group REIT	986	4,096
Incitec Pivot, Ltd.	468	1,070
Insurance Australia Group, Ltd.	136	725
LendLease Group	51	604
Macquarie Group, Ltd.	45	3,978
Medibank Pvt, Ltd.	2,462	5,646
Mirvac Group REIT	2,149	4,435
National Australia Bank, Ltd.	1,349	27,022
Newcrest Mining, Ltd.	820	19,218
Oil Search, Ltd.	373	1,842
Origin Energy, Ltd. (a)	523	2,811
QBE Insurance Group, Ltd.	410	3,473
REA Group, Ltd. (a)	56	4,087
Santos, Ltd.	5	26
Scentre Group REIT	1,754	4,649
Sonic Healthcare, Ltd.	596	11,275
South32, Ltd.	715	1,263
Stockland REIT	1,178	3,615
Suncorp Group, Ltd. (b)	304	2,798
Telstra Corp., Ltd.	4,472	10,587
Transurban Group Stapled Security	639	6,331
Vicinity Centres REIT	1,854	3,214
Wesfarmers, Ltd.	867	23,273
Westpac Banking Corp.	1,431	28,607
Woodside Petroleum, Ltd.	128	2,795
Woolworths Group, Ltd.	840	21,121
		389,106
AUSTRIA — 0.1%
Erste Group Bank AG	369	12,205
OMV AG	66	3,543
Raiffeisen Bank International AG	5	116
Voestalpine AG	15	345
		16,209
Security Description	Shares	Value
BELGIUM — 0.3%
Ageas	96	$ 5,325
Anheuser-Busch InBev SA	110	10,483
Colruyt SA	373	20,446
Groupe Bruxelles Lambert SA	36	3,458
KBC Group NV	71	4,615
Proximus SADP	590	17,528
Solvay SA	30	3,107
UCB SA	229	16,627
		81,589
CANADA — 3.5%
Agnico Eagle Mines, Ltd.	944	50,622
Alimentation Couche-Tard, Inc. Class B	266	8,157
Bank of Montreal	357	26,311
Bank of Nova Scotia	349	19,836
Barrick Gold Corp.	3,284	56,850
Barrick Gold Corp. (c)	647	11,200
Bausch Health Cos., Inc. (b)	151	3,296
BCE, Inc.	589	28,507
Bombardier, Inc. Class B (a)(b)	726	982
Brookfield Asset Management, Inc. Class A	182	9,670
Canadian Imperial Bank of Commerce (a)	227	18,741
Canadian National Railway Co.	557	50,046
Canadian Natural Resources, Ltd.	230	6,124
Canadian Pacific Railway, Ltd.	45	10,007
Cenovus Energy, Inc.	373	3,502
CGI, Inc. (b)	75	5,934
CI Financial Corp.	373	5,446
Constellation Software, Inc.	21	20,987
Enbridge, Inc. (a)	391	13,732
Encana Corp.	301	1,380
Fairfax Financial Holdings, Ltd.	45	19,849
First Capital Realty, Inc.	449	7,484
Fortis, Inc.	152	6,430
Franco-Nevada Corp.	672	61,272
George Weston, Ltd.	78	6,566
Gildan Activewear, Inc.	196	6,961
Great-West Lifeco, Inc.	140	3,364
Husky Energy, Inc.	301	2,119
iA Financial Corp., Inc.	75	3,415
Imperial Oil, Ltd.	80	2,085
Intact Financial Corp.	548	55,189
Inter Pipeline, Ltd. (a)	449	7,885
Kinross Gold Corp. (b)	4,000	18,429
Kirkland Lake Gold, Ltd.	300	13,448
Loblaw Cos., Ltd.	21	1,197
Magna International, Inc.	342	18,242
Manulife Financial Corp.	373	6,846
Metro, Inc.	130	5,727
National Bank of Canada	75	3,734
Nutrien, Ltd. (a)	151	7,527
Open Text Corp.	226	9,224
Pembina Pipeline Corp.	30	1,113

77

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Power Corp. of Canada	359	$ 8,275
Power Financial Corp. (a)	125	2,900
PrairieSky Royalty, Ltd. (a)	71	991
Restaurant Brands International, Inc.	8	569
RioCan Real Estate Investment Trust	550	10,958
Rogers Communications, Inc. Class B (a)	524	25,539
Royal Bank of Canada	386	31,332
Saputo, Inc.	211	6,489
Shaw Communications, Inc. Class B	605	11,894
SmartCentres Real Estate Investment Trust	11	270
SNC-Lavalin Group, Inc. (a)	75	1,057
Sun Life Financial, Inc.	120	5,369
Suncor Energy, Inc.	218	6,881
TC Energy Corp.	152	7,876
Teck Resources, Ltd. Class B	151	2,450
TELUS Corp.	739	26,317
Thomson Reuters Corp.	286	19,128
Toronto-Dominion Bank	866	50,528
Waste Connections, Inc.	75	6,900
Wheaton Precious Metals Corp.	379	9,944
		855,103
CHINA — 0.1%
Alcon, Inc. (b)	184	10,739
BOC Hong Kong Holdings, Ltd.	2,500	8,483
		19,222
DENMARK — 1.0%
AP Moller - Maersk A/S Class A	5	5,337
Carlsberg A/S Class B	5	739
Chr. Hansen Holding A/S	187	15,875
Coloplast A/S Class B	274	33,007
Danske Bank A/S	503	7,005
Demant A/S (a)(b)	125	3,202
DSV A/S	104	9,898
H Lundbeck A/S	33	1,095
ISS A/S	62	1,534
Novo Nordisk A/S Class B	2,156	110,861
Novozymes A/S Class B	200	8,411
Orsted A/S (d)	50	4,648
Pandora A/S	313	12,564
Tryg A/S	495	14,188
Vestas Wind Systems A/S	119	9,241
		237,605
FINLAND — 0.5%
Elisa Oyj	506	26,093
Fortum Oyj	5	118
Kone Oyj Class B	373	21,243
Neste Oyj (a)	235	7,781
Nokia Oyj (e)	479	2,428
Nokia Oyj (e)	4,139	20,928
Nokian Renkaat Oyj	99	2,793
Security Description	Shares	Value
Nordea Bank Abp	1,381	$ 9,805
Orion Oyj Class B	131	4,887
Sampo Oyj Class A	525	20,880
Stora Enso Oyj Class R	193	2,326
UPM-Kymmene Oyj	157	4,642
Wartsila OYJ Abp (a)	405	4,537
		128,461
FRANCE — 2.8%
Aeroports de Paris	3	534
Air Liquide SA	63	8,970
Airbus SE	86	11,176
Arkema SA	9	839
Atos SE	27	1,904
AXA SA	973	24,854
BNP Paribas SA	849	41,346
Bouygues SA	101	4,047
Bureau Veritas SA	5	120
Capgemini SE	26	3,064
Carrefour SA	479	8,387
Casino Guichard Perrachon SA (a)	90	4,297
Cie de Saint-Gobain	142	5,573
Cie Generale des Etablissements Michelin SCA	65	7,256
CNP Assurances	15	290
Credit Agricole SA	1,136	13,797
Danone SA	102	8,987
Dassault Systemes SE	69	9,836
Eiffage SA	35	3,629
Electricite de France SA	319	3,572
Engie SA	949	15,498
EssilorLuxottica SA	33	4,758
Eurazeo SE	118	8,780
Faurecia SE	45	2,135
Gecina SA REIT	21	3,301
Getlink SE	652	9,795
Hermes International	108	74,648
Iliad SA	5	470
Ipsen SA	26	2,469
Kering SA	54	27,525
Klepierre SA REIT	98	3,329
Legrand SA	11	785
L'Oreal SA	185	51,813
LVMH Moet Hennessy Louis Vuitton SE	202	80,303
Natixis SA	589	2,443
Orange SA	2,206	34,620
Pernod Ricard SA	15	2,672
Peugeot SA	303	7,558
Publicis Groupe SA	70	3,443
Renault SA	169	9,702
Safran SA	57	8,976
Sanofi	229	21,236
Schneider Electric SE	96	8,425
SCOR SE	110	4,544
Societe BIC SA (a)	69	4,634
Societe Generale SA	959	26,284

78

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Sodexo SA	36	$ 4,042
Suez	206	3,240
Thales SA	81	9,316
TOTAL SA	727	37,952
Unibail-Rodamco-Westfield	780	5,603
Unibail-Rodamco-Westfield REIT	20	2,916
Valeo SA	185	6,000
Veolia Environnement SA	227	5,756
Vinci SA	107	11,528
Vivendi SA	212	5,820
Worldline SA (b)(d)	10	631
		675,428
GERMANY — 2.3%
adidas AG	158	49,204
Allianz SE	143	33,339
BASF SE	215	15,029
Bayer AG	247	17,420
Bayerische Motoren Werke AG	167	11,759
Bayerische Motoren Werke AG Preference Shares	41	2,277
Beiersdorf AG	81	9,555
Brenntag AG	66	3,195
Commerzbank AG	1,072	6,220
Continental AG	101	12,960
Covestro AG (d)	218	10,790
Daimler AG	623	30,985
Deutsche Bank AG	1,590	11,910
Deutsche Boerse AG	21	3,283
Deutsche Lufthansa AG	152	2,416
Deutsche Post AG	784	26,193
Deutsche Telekom AG	5,151	86,447
E.ON SE	566	5,503
Fresenius Medical Care AG & Co. KGaA	36	2,422
Fresenius SE & Co. KGaA	80	3,741
Fuchs Petrolub SE Preference Shares	81	3,043
Hannover Rueck SE	29	4,904
HeidelbergCement AG	45	3,254
Henkel AG & Co. KGaA Preference Shares	120	11,879
Henkel AG & Co. KGaA	101	9,249
HUGO BOSS AG	57	3,054
Infineon Technologies AG	864	15,553
Knorr-Bremse AG	55	5,171
Lanxess AG	8	488
Merck KGaA	8	901
METRO AG	38	600
MTU Aero Engines AG	39	10,366
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	127	32,869
Porsche Automobil Holding SE Preference Shares	107	6,964
RWE AG	247	7,726
SAP SE	125	14,701
Security Description	Shares	Value
Siemens AG	161	$ 17,245
Siemens Healthineers AG (d)	172	6,768
Telefonica Deutschland Holding AG	3,722	10,380
Thyssenkrupp AG	140	1,939
TUI AG	877	10,222
Uniper SE	285	9,349
Volkswagen AG	14	2,407
Volkswagen AG Preference Shares	146	24,840
Vonovia SE	84	4,263
		562,783
HONG KONG — 1.7%
AIA Group, Ltd.	1,200	11,335
ASM Pacific Technology, Ltd.	200	2,441
Bank of East Asia, Ltd.	363	894
CK Asset Holdings, Ltd.	1,270	8,602
CK Hutchison Holdings, Ltd.	1,000	8,827
CK Infrastructure Holdings, Ltd.	1,500	10,093
CLP Holdings, Ltd.	3,000	31,514
Dairy Farm International Holdings, Ltd.	1,000	6,300
Galaxy Entertainment Group, Ltd.	1,000	6,219
Hang Seng Bank, Ltd.	2,900	62,518
Henderson Land Development Co., Ltd.	2,310	10,755
HK Electric Investments & HK Electric Investments, Ltd. Class SS	16,331	15,561
HKT Trust & HKT, Ltd.	14,540	23,073
Hong Kong & China Gas Co., Ltd.	10,463	20,394
Hong Kong Exchanges & Clearing, Ltd.	856	25,114
Hongkong Land Holdings, Ltd.	800	4,496
Jardine Matheson Holdings, Ltd.	500	26,750
Jardine Strategic Holdings, Ltd.	300	8,964
Link REIT	2,500	27,569
MTR Corp., Ltd.	5,665	31,796
New World Development Co., Ltd.	1,322	1,717
NWS Holdings, Ltd.	5,000	7,743
PCCW, Ltd.	12,000	6,735
Power Assets Holdings, Ltd.	3,000	20,148
Sands China, Ltd.	2,000	9,057
Techtronic Industries Co., Ltd.	500	3,479
WH Group, Ltd. (d)	2,500	2,239
Wharf Real Estate Investment Co., Ltd.	1,000	5,460
Wheelock & Co., Ltd.	2,000	11,391
Yue Yuen Industrial Holdings, Ltd.	500	1,368
		412,552
IRELAND — 0.9%
Accenture PLC Class A	851	163,690
AerCap Holdings NV (b)	74	4,052
AIB Group PLC	1,181	3,507
Bank of Ireland Group PLC	342	1,357
CRH PLC	167	5,751
Flutter Entertainment PLC	12	1,122

79

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Kerry Group PLC Class A	333	$ 38,954
Smurfit Kappa Group PLC	92	2,738
		221,171
ISRAEL — 0.3%
Azrieli Group, Ltd.	134	10,525
Bank Hapoalim BM (b)	986	7,773
Bank Leumi Le-Israel BM	1,824	12,983
Check Point Software Technologies, Ltd. (a)(b)	185	20,257
Elbit Systems, Ltd.	32	5,303
Israel Chemicals, Ltd.	5	25
Mizrahi Tefahot Bank, Ltd.	563	13,995
Nice, Ltd. (b)	57	8,380
Teva Pharmaceutical Industries, Ltd. (b)	343	2,360
		81,601
ITALY — 0.7%
Assicurazioni Generali SpA	1,561	30,258
Atlantia SpA	142	3,435
Enel SpA	2,843	21,234
Eni SpA	1,065	16,294
Ferrari NV	96	14,814
Intesa Sanpaolo SpA	10,857	25,750
Leonardo SpA	389	4,576
Mediobanca Banca di Credito Finanziario SpA	390	4,260
Moncler SpA	223	7,950
Poste Italiane SpA (d)	461	5,242
Recordati SpA	104	4,463
Snam SpA	4,459	22,527
Telecom Italia SpA (b)(e)	6,484	3,701
Telecom Italia SpA (e)	5,042	2,757
UniCredit SpA	995	11,737
		178,998
JAPAN — 10.0%
ABC-Mart, Inc.	200	12,713
Aeon Co., Ltd.	500	9,163
AGC, Inc.	200	6,199
Aisin Seiki Co., Ltd. (a)	200	6,283
Ajinomoto Co., Inc.	300	5,663
ANA Holdings, Inc.	300	10,087
Aozora Bank, Ltd.	200	5,000
Asahi Group Holdings, Ltd.	200	9,901
Asahi Kasei Corp.	300	2,953
Astellas Pharma, Inc.	2,900	41,283
Bandai Namco Holdings, Inc.	100	6,227
Bank of Kyoto, Ltd.	100	3,909
Benesse Holdings, Inc. (a)	200	5,193
Bridgestone Corp.	200	7,743
Calbee, Inc.	200	6,218
Canon, Inc.	1,500	40,007
Central Japan Railway Co.	100	20,560
Chiba Bank, Ltd.	300	1,543
Chubu Electric Power Co., Inc. (a)	500	7,240
Security Description	Shares	Value
Chugoku Electric Power Co., Inc. (a)	200	$ 2,570
Concordia Financial Group, Ltd.	900	3,448
Daifuku Co., Ltd.	200	10,308
Dai-ichi Life Holdings, Inc.	500	7,536
Daiichi Sankyo Co., Ltd.	100	6,296
Daikin Industries, Ltd.	100	13,121
Daito Trust Construction Co., Ltd.	100	12,778
Daiwa House REIT Investment Corp.	8	22,503
Daiwa Securities Group, Inc.	600	2,673
Dentsu, Inc.	200	7,041
East Japan Railway Co.	200	19,079
FamilyMart Co., Ltd. (a)	300	7,309
FANUC Corp.	100	18,820
FUJIFILM Holdings Corp.	500	21,929
Fujitsu, Ltd.	200	16,017
Hamamatsu Photonics KK	500	18,552
Hankyu Hanshin Holdings, Inc.	200	7,708
Hitachi, Ltd.	300	11,167
Honda Motor Co., Ltd.	900	23,305
Hoya Corp.	300	24,480
Idemitsu Kosan Co., Ltd. (a)	200	5,653
IHI Corp.	100	2,173
Inpex Corp.	300	2,751
Isetan Mitsukoshi Holdings, Ltd. (a)	200	1,595
Isuzu Motors, Ltd.	200	2,203
ITOCHU Corp. (a)	500	10,322
Japan Airlines Co., Ltd.	500	14,860
Japan Exchange Group, Inc.	500	7,860
Japan Post Bank Co., Ltd. (a)	2,000	19,375
Japan Post Holdings Co., Ltd.	5,400	49,715
Japan Prime Realty Investment Corp. REIT	5	23,734
Japan Real Estate Investment Corp. REIT (a)	5	33,542
Japan Retail Fund Investment Corp. REIT	11	23,267
Japan Tobacco, Inc.	900	19,703
JFE Holdings, Inc.	200	2,406
JXTG Holdings, Inc. (a)	2,300	10,479
Kajima Corp.	300	3,933
Kansai Electric Power Co., Inc. (a)	500	5,591
Kao Corp.	300	22,162
Kawasaki Heavy Industries, Ltd.	100	2,213
KDDI Corp.	2,100	54,892
Keikyu Corp.	300	5,815
Kintetsu Group Holdings Co., Ltd.	800	41,675
Kirin Holdings Co., Ltd.	200	4,234
Kobe Steel, Ltd.	500	2,665
Koito Manufacturing Co., Ltd.	200	9,771
Komatsu, Ltd. (a)	200	4,580
Konica Minolta, Inc.	500	3,479
Kuraray Co., Ltd.	200	2,456
Kyocera Corp.	200	12,408
Kyushu Electric Power Co., Inc. (a)	500	4,719

80

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Kyushu Railway Co.	557	$ 17,755
Lawson, Inc.	200	10,234
M3, Inc. (a)	300	7,223
Marubeni Corp.	1,100	7,305
Mazda Motor Corp.	500	4,439
McDonald's Holdings Co. Japan, Ltd.	200	9,678
Mebuki Financial Group, Inc.	900	2,215
MEIJI Holdings Co., Ltd. (a)	200	14,582
MISUMI Group, Inc.	200	4,706
Mitsubishi Chemical Holdings Corp.	600	4,275
Mitsubishi Corp.	300	7,359
Mitsubishi Electric Corp.	600	7,953
Mitsubishi Estate Co., Ltd.	200	3,857
Mitsubishi Heavy Industries, Ltd.	200	7,832
Mitsubishi Motors Corp. (a)	500	2,170
Mitsubishi Tanabe Pharma Corp.	900	9,868
Mitsubishi UFJ Financial Group, Inc.	10,500	53,280
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	500	2,887
Mitsui & Co., Ltd.	600	9,815
Mitsui Chemicals, Inc.	300	6,706
Mitsui Fudosan Co., Ltd.	200	4,958
Mitsui OSK Lines, Ltd.	100	2,526
Mizuho Financial Group, Inc. (a)	33,800	51,791
MS&AD Insurance Group Holdings, Inc.	200	6,477
Murata Manufacturing Co., Ltd.	200	9,595
Nabtesco Corp. (a)	200	6,190
Nagoya Railroad Co., Ltd.	600	17,932
NEC Corp.	1,200	50,632
NH Foods, Ltd.	200	8,041
Nippon Building Fund, Inc. REIT	5	38,399
Nippon Express Co., Ltd.	100	5,098
Nippon Prologis REIT, Inc.	6	16,439
Nippon Steel Corp.	500	6,965
Nippon Telegraph & Telephone Corp.	1,500	71,561
Nippon Yusen KK	200	3,340
Nissan Chemical Corp.	200	8,318
Nissan Motor Co., Ltd. (a)	4,500	28,068
Nissin Foods Holdings Co., Ltd.	200	14,434
Nitori Holdings Co., Ltd. (a)	200	29,257
Nitto Denko Corp.	200	9,630
Nomura Holdings, Inc. (a)	1,200	5,084
Nomura Real Estate Master Fund, Inc. REIT	15	27,092
NSK, Ltd.	300	2,526
NTT Data Corp. (a)	1,200	15,478
NTT DOCOMO, Inc. (a)	3,868	98,530
Obayashi Corp.	500	4,978
Obic Co., Ltd.	100	11,399
Oji Holdings Corp.	600	2,798
Olympus Corp.	500	6,736
Omron Corp. (a)	200	10,937
Security Description	Shares	Value
Ono Pharmaceutical Co., Ltd.	500	$ 9,054
Oracle Corp. Japan	100	8,670
Oriental Land Co., Ltd. (a)	300	45,635
ORIX Corp.	600	8,944
Otsuka Corp.	100	3,983
Otsuka Holdings Co., Ltd.	500	18,691
Pan Pacific International Holdings Corp.	400	6,681
Panasonic Corp.	900	7,292
Park24 Co., Ltd. (a)	500	11,603
Pigeon Corp. (a)	200	8,244
Rakuten, Inc.	500	4,927
Recruit Holdings Co., Ltd.	798	24,263
Resona Holdings, Inc. (a)	1,200	5,141
Ricoh Co., Ltd.	500	4,501
SBI Holdings, Inc. (a)	200	4,277
Secom Co., Ltd.	300	27,364
Seiko Epson Corp. (a)	200	2,813
Sekisui Chemical Co., Ltd.	200	3,096
Seven & i Holdings Co., Ltd.	200	7,647
Shimamura Co., Ltd.	200	15,841
Shimano, Inc.	100	15,064
Shimizu Corp.	500	4,525
Shin-Etsu Chemical Co., Ltd.	200	21,393
Shinsei Bank, Ltd.	300	4,369
Shionogi & Co., Ltd.	300	16,652
Shizuoka Bank, Ltd.	500	3,724
SoftBank Group Corp. (a)	600	23,539
Sony Corp.	300	17,618
Subaru Corp.	300	8,439
Sumitomo Chemical Co., Ltd.	600	2,693
Sumitomo Corp.	300	4,686
Sumitomo Electric Industries, Ltd. (a)	500	6,343
Sumitomo Metal Mining Co., Ltd.	300	9,291
Sumitomo Mitsui Financial Group, Inc. (a)	800	27,351
Sumitomo Mitsui Trust Holdings, Inc.	200	7,210
Sundrug Co., Ltd.	200	6,292
Suntory Beverage & Food, Ltd.	500	21,374
Suzuken Co., Ltd.	100	5,367
Suzuki Motor Corp. (a)	200	8,489
Taiheiyo Cement Corp.	100	2,675
Taisei Corp.	200	7,745
Taisho Pharmaceutical Holdings Co., Ltd. (a)	200	14,527
Takeda Pharmaceutical Co., Ltd.	368	12,565
TDK Corp.	100	8,947
Tobu Railway Co., Ltd.	300	9,715
Toho Co., Ltd.	100	4,381
Tohoku Electric Power Co., Inc.	500	4,876
Tokio Marine Holdings, Inc. (a)	200	10,694
Tokyo Electric Power Co. Holdings, Inc. (a)(b)	2,100	10,279
Tokyo Electron, Ltd.	100	19,028
Tokyo Gas Co., Ltd.	300	7,563

81

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Tokyu Corp.	200	$ 3,753
Toppan Printing Co., Ltd.	500	8,846
Toray Industries, Inc.	300	2,227
Toyo Suisan Kaisha, Ltd.	500	20,032
Toyota Industries Corp. (a)	200	11,474
Toyota Motor Corp. (a)	1,100	73,445
Trend Micro, Inc.	200	9,512
Tsuruha Holdings, Inc.	100	10,891
Unicharm Corp.	200	6,329
United Urban Investment Corp. REIT	11	21,069
USS Co., Ltd. (a)	500	9,702
Yahoo! Japan Corp.	2,200	6,188
Yamada Denki Co., Ltd.	2,400	11,614
Yamato Holdings Co., Ltd.	200	3,009
Yamazaki Baking Co., Ltd.	300	5,352
ZOZO, Inc. (a)	200	4,612
		2,408,240
LUXEMBOURG — 0.1%
ArcelorMittal	808	11,369
Millicom International Cellular SA SDR	130	6,315
RTL Group SA	125	6,012
SES SA	65	1,185
		24,881
MEXICO — 0.0% (f)
Fresnillo PLC	15	126
NETHERLANDS — 1.1%
ABN AMRO Bank NV (d)	176	3,104
Aegon NV	1,315	5,472
Akzo Nobel NV	12	1,070
ASML Holding NV	298	73,829
EXOR NV	56	3,753
Heineken Holding NV	33	3,286
Heineken NV	38	4,108
ING Groep NV	1,973	20,658
Koninklijke Ahold Delhaize NV	1,059	26,502
Koninklijke DSM NV	30	3,611
Koninklijke KPN NV	1,257	3,921
Koninklijke Philips NV	142	6,579
NN Group NV	159	5,641
NXP Semiconductors NV	151	16,477
Randstad NV	130	6,390
Royal Dutch Shell PLC Class A	1,249	36,693
Royal Dutch Shell PLC Class B	1,065	31,445
Wolters Kluwer NV	214	15,627
		268,166
NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,168	6,701
Fisher & Paykel Healthcare Corp., Ltd.	510	5,533
Ryman Healthcare, Ltd.	1,303	10,859
Spark New Zealand, Ltd.	3,629	10,035
		33,128
Security Description	Shares	Value
NORWAY — 0.1%
DNB ASA	753	$ 13,281
Equinor ASA	191	3,638
Norsk Hydro ASA	899	3,166
Telenor ASA	510	10,246
Yara International ASA	15	647
		30,978
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	848	3,293
Galp Energia SGPS SA	226	3,406
Jeronimo Martins SGPS SA	270	4,557
		11,256
SINGAPORE — 0.7%
CapitaLand Commercial Trust REIT	10,200	15,268
CapitaLand Mall Trust REIT	8,600	16,356
DBS Group Holdings, Ltd.	500	9,039
Keppel Corp., Ltd.	800	3,430
Oversea-Chinese Banking Corp., Ltd.	1,588	12,471
SATS, Ltd.	2,708	9,478
Singapore Airlines, Ltd.	2,300	15,201
Singapore Exchange, Ltd.	1,100	6,737
Singapore Press Holdings, Ltd. (a)	5,600	8,423
Singapore Technologies Engineering, Ltd.	1,500	4,165
Singapore Telecommunications, Ltd.	20,242	45,376
United Overseas Bank, Ltd.	300	5,567
Venture Corp., Ltd.	200	2,214
Wilmar International, Ltd.	1,700	4,585
		158,310
SOUTH AFRICA — 0.0% (f)
Anglo American PLC	279	6,433
Investec PLC	206	1,063
		7,496
SPAIN — 0.9%
ACS Actividades de Construccion y Servicios SA	106	4,236
Aena SME SA (d)	18	3,297
Amadeus IT Group SA	413	29,591
Banco Bilbao Vizcaya Argentaria SA	4,569	23,812
Banco de Sabadell SA	3,738	3,628
Banco Santander SA	9,515	38,760
Bankia SA	992	1,874
Bankinter SA	958	6,051
CaixaBank SA	3,325	8,736
Enagas SA	143	3,314
Ferrovial SA	197	5,693
Iberdrola SA	1,052	10,937
Industria de Diseno Textil SA	953	29,506
Mapfre SA	703	1,894
Naturgy Energy Group SA	158	4,193
Red Electrica Corp. SA	196	3,982
Repsol SA	953	14,899

82

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Telefonica SA	1,733	$ 13,227
		207,630
SWEDEN — 0.6%
Assa Abloy AB Class B	120	2,674
Atlas Copco AB Class A	562	17,331
Atlas Copco AB Class B	521	14,138
Autoliv, Inc. (a)	75	5,916
Boliden AB	276	6,351
Electrolux AB Class B	307	7,288
Epiroc AB Class A	562	6,099
Epiroc AB Class B	330	3,413
Essity AB Class B	136	3,974
Hennes & Mauritz AB Class B (a)	858	16,654
Industrivarden AB Class C	176	3,857
Investor AB Class B	229	11,205
Sandvik AB	48	749
Skandinaviska Enskilda Banken AB Class A	432	3,975
Skanska AB Class B	114	2,312
SKF AB Class B	191	3,161
Svenska Handelsbanken AB Class A	393	3,684
Swedbank AB Class A	734	10,578
Telefonaktiebolaget LM Ericsson Class B	1,484	11,872
Telia Co. AB	649	2,909
Volvo AB Class B	404	5,681
		143,821
SWITZERLAND — 4.6%
ABB, Ltd.	248	4,877
Adecco Group AG	191	10,577
Baloise Holding AG	8	1,435
Chocoladefabriken Lindt & Spruengli AG	5	36,955
Cie Financiere Richemont SA	65	4,773
Credit Suisse Group AG (b)	601	7,374
EMS-Chemie Holding AG	41	25,554
Geberit AG	27	12,905
Givaudan SA	12	33,503
Glencore PLC	5,355	16,151
Julius Baer Group, Ltd.	39	1,730
Kuehne + Nagel International AG	256	37,740
LafargeHolcim, Ltd.	79	3,892
Lonza Group AG	14	4,737
Nestle SA	1,223	132,805
Novartis AG	923	80,105
Partners Group Holding AG	72	55,295
Roche Holding AG	917	267,104
Schindler Holding AG (e)	30	6,715
Schindler Holding AG (e)	90	20,091
SGS SA	5	12,405
Sika AG	103	15,081
Sonova Holding AG	77	17,915
STMicroelectronics NV	78	1,508
Straumann Holding AG	8	6,545
Swatch Group AG	6	1,594
Security Description	Shares	Value
Swiss Life Holding AG	15	$ 7,177
Swiss Prime Site AG	227	22,230
Swiss Re AG	1,122	117,134
Swisscom AG	101	49,864
TE Connectivity, Ltd.	106	9,877
Temenos AG	50	8,374
UBS Group AG (b)	1,577	17,918
Zurich Insurance Group AG	147	56,315
		1,108,255
UNITED KINGDOM — 5.0%
3i Group PLC	1,000	14,375
Admiral Group PLC	535	13,964
Amcor PLC	188	1,807
Ashtead Group PLC	396	11,048
Associated British Foods PLC	80	2,270
AstraZeneca PLC	1,159	103,704
Auto Trader Group PLC (d)	65	409
Aviva PLC	1,259	6,195
BAE Systems PLC	2,986	20,974
Barclays PLC	10,877	20,159
Barratt Developments PLC	196	1,565
Berkeley Group Holdings PLC	157	8,085
BP PLC	5,259	33,427
British American Tobacco PLC ADR	480	17,712
British American Tobacco PLC	148	5,485
British Land Co. PLC REIT	313	2,256
BT Group PLC	5,578	12,275
Bunzl PLC	324	8,484
Burberry Group PLC	384	10,287
Capri Holdings, Ltd. (b)	179	5,936
Centrica PLC	3,424	3,111
CNH Industrial NV	349	3,554
Coca-Cola European Partners PLC	69	3,826
Compass Group PLC	2,647	68,272
Croda International PLC	138	8,265
DCC PLC	41	3,585
Diageo PLC	1,995	81,940
Direct Line Insurance Group PLC	5,691	21,053
easyJet PLC	57	808
Experian PLC	675	21,619
Fiat Chrysler Automobiles NV	854	11,053
G4S PLC	520	1,212
GlaxoSmithKline PLC	2,321	49,899
Hargreaves Lansdown PLC	274	7,020
HSBC Holdings PLC	6,819	52,485
Imperial Brands PLC	991	22,326
Informa PLC	301	3,160
Intertek Group PLC	157	10,598
ITV PLC	3,997	6,201
J Sainsbury PLC	640	1,734
Johnson Matthey PLC	191	7,195
Kingfisher PLC	2,025	5,161
Land Securities Group PLC REIT	221	2,332
Legal & General Group PLC	4,888	14,962
Linde PLC	36	6,974

83

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Lloyds Banking Group PLC	21,195	$ 14,135
London Stock Exchange Group PLC	47	4,233
Marks & Spencer Group PLC	4,440	10,092
Melrose Industries PLC	8	20
Merlin Entertainments PLC (d)	197	1,098
Mondi PLC	309	5,933
National Grid PLC	859	9,335
Next PLC	126	9,605
Pearson PLC	197	1,792
Pentair PLC	51	1,928
Persimmon PLC	301	8,049
Prudential PLC	459	8,343
Reckitt Benckiser Group PLC	99	7,740
RELX PLC (e)	873	20,790
RELX PLC (e)	789	18,777
Rio Tinto PLC	971	50,363
Rio Tinto, Ltd.	298	18,625
Rolls-Royce Holdings PLC	753	7,353
Royal Bank of Scotland Group PLC	2,132	5,454
RSA Insurance Group PLC	87	573
Sage Group PLC	1,060	9,031
Schroders PLC	111	4,206
Smith & Nephew PLC	779	18,806
Smiths Group PLC	294	5,688
SSE PLC	435	6,677
Standard Chartered PLC	1,530	12,900
Standard Life Aberdeen PLC	1,578	5,558
Taylor Wimpey PLC	3,233	6,434
TechnipFMC PLC	151	3,645
Tesco PLC	2,915	8,657
Unilever NV	1,357	81,589
Unilever PLC	992	59,777
United Utilities Group PLC	358	3,643
Vodafone Group PLC	15,446	30,835
Weir Group PLC	5	88
Whitbread PLC	152	8,043
Wm Morrison Supermarkets PLC	1,283	3,167
WPP PLC	629	7,891
		1,199,635
UNITED STATES — 60.3%
3M Co.	509	83,680
Abbott Laboratories	457	38,237
AbbVie, Inc.	120	9,086
Activision Blizzard, Inc.	35	1,852
Acuity Brands, Inc.	75	10,109
Adobe, Inc. (b)	363	100,279
AES Corp.	276	4,510
Aflac, Inc.	506	26,474
Agilent Technologies, Inc.	27	2,069
AGNC Investment Corp. REIT	2,420	38,938
Air Products & Chemicals, Inc.	38	8,431
Align Technology, Inc. (b)	95	17,187
Alleghany Corp. (b)	41	32,708
Allergan PLC	105	17,670
Alliant Energy Corp.	75	4,045
Security Description	Shares	Value
Allstate Corp.	628	$ 68,251
Ally Financial, Inc.	217	7,196
Alphabet, Inc. Class A (b)	190	232,017
Alphabet, Inc. Class C (b)	205	249,895
Altria Group, Inc.	2,112	86,381
Amazon.com, Inc. (b)	15	26,039
Ameren Corp.	289	23,134
American Airlines Group, Inc.	75	2,023
American Electric Power Co., Inc.	434	40,661
American Express Co.	151	17,860
American Financial Group, Inc.	75	8,089
American International Group, Inc.	280	15,596
American Tower Corp. REIT	69	15,258
American Water Works Co., Inc.	110	13,665
Ameriprise Financial, Inc.	111	16,328
AmerisourceBergen Corp.	140	11,526
Amgen, Inc.	495	95,787
Amphenol Corp. Class A	494	47,671
Annaly Capital Management, Inc. REIT	4,673	41,122
Anthem, Inc.	111	26,651
AO Smith Corp.	151	7,204
Aon PLC	370	71,621
Apache Corp.	75	1,920
Apple, Inc.	2,733	612,110
Applied Materials, Inc.	979	48,852
Aptiv PLC	248	21,680
Aramark	226	9,849
Arch Capital Group, Ltd. (b)	1,559	65,447
Archer-Daniels-Midland Co.	190	7,803
Arconic, Inc.	105	2,730
Arista Networks, Inc. (b)	75	17,919
Arrow Electronics, Inc. (b)	71	5,295
Arthur J Gallagher & Co.	151	13,525
AT&T, Inc.	3,753	142,014
Athene Holding, Ltd. Class A (b)	218	9,169
Automatic Data Processing, Inc.	581	93,785
AutoZone, Inc. (b)	41	44,469
AvalonBay Communities, Inc. REIT	285	61,369
Avery Dennison Corp.	75	8,518
Baker Hughes a GE Co.	101	2,343
Ball Corp.	30	2,184
Bank of America Corp.	3,015	87,948
Bank of New York Mellon Corp.	208	9,404
Baxter International, Inc.	672	58,780
BB&T Corp.	217	11,581
Becton Dickinson and Co.	55	13,913
Berkshire Hathaway, Inc. Class B (b)	414	86,120
Best Buy Co., Inc.	291	20,076
Biogen, Inc. (b)	191	44,469
BlackRock, Inc.	21	9,358
Boeing Co.	77	29,296
Booking Holdings, Inc. (b)	42	82,430
BorgWarner, Inc.	212	7,776
Boston Scientific Corp. (b)	238	9,684

84

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Brighthouse Financial, Inc. (b)	30	$ 1,214
Bristol-Myers Squibb Co.	1,327	67,292
Broadcom, Inc.	35	9,662
Broadridge Financial Solutions, Inc.	324	40,315
Brown-Forman Corp. Class B	233	14,628
Bunge, Ltd.	86	4,869
Burlington Stores, Inc. (b)	75	14,986
C.H. Robinson Worldwide, Inc. (a)	464	39,338
Cadence Design Systems, Inc. (b)	226	14,934
Camden Property Trust REIT	66	7,327
Campbell Soup Co. (a)	342	16,047
Capital One Financial Corp.	146	13,283
Cardinal Health, Inc.	248	11,703
CarMax, Inc. (a)(b)	15	1,320
Carnival Corp.	95	4,152
Carnival PLC	53	2,201
Caterpillar, Inc.	86	10,863
CBRE Group, Inc. Class A (b)	75	3,976
CBS Corp. Class B	107	4,320
CDK Global, Inc.	6	289
CDW Corp.	75	9,243
Celanese Corp.	140	17,121
Celgene Corp. (b)	124	12,313
Centene Corp. (b)	151	6,532
CenterPoint Energy, Inc.	26	785
CenturyLink, Inc.	419	5,229
Cerner Corp.	123	8,385
CF Industries Holdings, Inc.	54	2,657
Charles Schwab Corp.	71	2,970
Charter Communications, Inc. Class A (b)	41	16,897
Chevron Corp.	489	57,995
Chubb, Ltd.	389	62,800
Church & Dwight Co., Inc.	618	46,498
Cigna Corp.	105	15,938
Cincinnati Financial Corp.	298	34,768
Cisco Systems, Inc.	4,223	208,658
CIT Group, Inc.	20	906
Citigroup, Inc.	1,128	77,922
Citizens Financial Group, Inc.	179	6,331
Citrix Systems, Inc.	65	6,274
Clorox Co.	273	41,461
CME Group, Inc.	90	19,021
CMS Energy Corp.	75	4,796
Coca-Cola Co.	1,866	101,585
Cognex Corp.	151	7,419
Cognizant Technology Solutions Corp. Class A	533	32,121
Colgate-Palmolive Co.	310	22,788
Comcast Corp. Class A	1,515	68,296
Comerica, Inc.	33	2,178
Conagra Brands, Inc.	249	7,639
ConocoPhillips	116	6,610
Consolidated Edison, Inc.	1,110	104,862
Copart, Inc. (b)	151	12,130
Corning, Inc.	197	5,618
Security Description	Shares	Value
Corteva, Inc.	133	$ 3,724
Costco Wholesale Corp.	399	114,956
Crown Castle International Corp. REIT	372	51,712
CSX Corp.	120	8,312
Cummins, Inc.	161	26,190
CVS Health Corp.	703	44,338
D.R. Horton, Inc.	75	3,953
Danaher Corp.	230	33,219
Darden Restaurants, Inc.	157	18,561
DaVita, Inc. (b)	56	3,196
Deere & Co.	39	6,579
Dell Technologies, Inc. Class C (b)	53	2,749
Delta Air Lines, Inc.	26	1,498
Devon Energy Corp.	95	2,286
Discover Financial Services	50	4,055
Discovery, Inc. Class C (b)	81	1,994
DISH Network Corp. Class A (b)	66	2,249
Dollar General Corp.	465	73,907
Dollar Tree, Inc. (b)	81	9,247
Dominion Energy, Inc.	752	60,942
Dover Corp.	45	4,480
Dow, Inc.	133	6,337
DTE Energy Co.	136	18,083
Duke Energy Corp.	773	74,100
Duke Realty Corp. REIT	226	7,677
DuPont de Nemours, Inc.	133	9,484
DXC Technology Co.	33	974
E*TRADE Financial Corp.	75	3,277
Eastman Chemical Co.	15	1,107
Eaton Corp. PLC	90	7,484
Eaton Vance Corp.	120	5,392
eBay, Inc.	313	12,201
Ecolab, Inc.	75	14,853
Edison International	166	12,520
Edwards Lifesciences Corp. (b)	126	27,709
Eli Lilly & Co.	1,041	116,415
Emerson Electric Co.	474	31,692
Entergy Corp.	66	7,746
EOG Resources, Inc.	5	371
Equity Residential REIT	438	37,782
Erie Indemnity Co. Class A (a)	100	18,565
Essex Property Trust, Inc. REIT	75	24,499
Estee Lauder Cos., Inc. Class A	226	44,963
Everest Re Group, Ltd.	142	37,785
Evergy, Inc.	387	25,759
Eversource Energy	199	17,009
Exelon Corp.	285	13,768
Expeditors International of Washington, Inc.	525	39,002
Extra Space Storage, Inc. REIT	75	8,761
Exxon Mobil Corp.	1,623	114,600
F5 Networks, Inc. (b)	236	33,139
Facebook, Inc. Class A (b)	1,775	316,092
Fastenal Co.	551	18,001

85

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Federal Realty Investment Trust REIT	21	$ 2,859
FedEx Corp.	65	9,462
Ferguson PLC	190	13,917
Fidelity National Financial, Inc.	492	21,850
Fidelity National Information Services, Inc.	343	45,537
Fifth Third Bancorp	319	8,734
First Republic Bank	75	7,253
FirstEnergy Corp.	167	8,054
Fiserv, Inc. (b)	901	93,335
FleetCor Technologies, Inc. (b)	11	3,155
Flex, Ltd. (b)	539	5,641
Fluor Corp.	86	1,645
Ford Motor Co.	3,108	28,469
Fortive Corp.	101	6,925
Fox Corp. Class A	111	3,500
Fox Corp. Class B	29	915
Franklin Resources, Inc. (a)	232	6,696
Freeport-McMoRan, Inc.	449	4,297
Gap, Inc. (a)	294	5,104
Garmin, Ltd.	75	6,352
General Dynamics Corp.	239	43,672
General Electric Co.	2,629	23,503
General Mills, Inc.	267	14,717
General Motors Co.	863	32,345
Genuine Parts Co.	99	9,859
Gilead Sciences, Inc.	458	29,028
Goldman Sachs Group, Inc.	114	23,624
Halliburton Co.	108	2,036
Harley-Davidson, Inc. (a)	75	2,698
Hartford Financial Services Group, Inc.	75	4,546
Hasbro, Inc.	95	11,276
HCA Healthcare, Inc.	80	9,634
HCP, Inc. REIT	548	19,525
Henry Schein, Inc. (b)	179	11,366
Hershey Co.	346	53,627
Hess Corp.	45	2,722
Hewlett Packard Enterprise Co.	634	9,618
Hilton Worldwide Holdings, Inc.	75	6,983
HollyFrontier Corp.	48	2,575
Home Depot, Inc.	268	62,181
Honeywell International, Inc.	610	103,212
Hormel Foods Corp.	754	32,972
Host Hotels & Resorts, Inc. REIT	182	3,147
HP, Inc.	518	9,801
Humana, Inc.	93	23,777
Huntington Bancshares, Inc.	301	4,295
Huntington Ingalls Industries, Inc.	20	4,236
IDEX Corp.	75	12,291
Illinois Tool Works, Inc.	288	45,069
Illumina, Inc. (b)	95	28,901
Intel Corp.	4,191	215,962
Intercontinental Exchange, Inc.	111	10,242
Security Description	Shares	Value
International Business Machines Corp.	983	$ 142,948
International Flavors & Fragrances, Inc. (a)	71	8,711
International Paper Co.	45	1,882
Interpublic Group of Cos., Inc.	373	8,042
Intuit, Inc.	244	64,889
Intuitive Surgical, Inc. (b)	68	36,715
Invesco, Ltd.	110	1,863
IPG Photonics Corp. (b)	75	10,170
J.M. Smucker Co.	182	20,024
Jack Henry & Associates, Inc.	318	46,418
JB Hunt Transport Services, Inc.	29	3,209
Jefferies Financial Group, Inc.	151	2,778
Johnson & Johnson	2,712	350,879
Johnson Controls International PLC	187	8,207
JPMorgan Chase & Co.	932	109,687
Juniper Networks, Inc.	5	124
Kellogg Co.	586	37,709
KeyCorp	309	5,513
Kimberly-Clark Corp.	211	29,973
Kimco Realty Corp. REIT	226	4,719
Kinder Morgan, Inc.	473	9,749
KLA Corp.	140	22,323
Kohl's Corp.	81	4,022
Kraft Heinz Co.	264	7,375
Kroger Co.	419	10,802
L Brands, Inc.	151	2,958
L3Harris Technologies, Inc.	205	42,771
Laboratory Corp. of America Holdings (b)	70	11,760
Lam Research Corp.	151	34,898
Lamb Weston Holdings, Inc.	175	12,726
Las Vegas Sands Corp.	331	19,119
Lear Corp.	95	11,200
Leggett & Platt, Inc. (a)	151	6,182
Lennar Corp. Class A	75	4,189
Liberty Broadband Corp. Class C (b)	111	11,618
Liberty Media Corp.-Liberty SiriusXM Class C (b)	23	965
Liberty Property Trust REIT	301	15,450
Lincoln National Corp.	81	4,886
LKQ Corp. (b)	151	4,749
Lockheed Martin Corp.	63	24,574
Loews Corp.	101	5,199
Lowe's Cos., Inc.	158	17,374
Lululemon Athletica, Inc. (b)	110	21,178
LyondellBasell Industries NV Class A	353	31,583
M&T Bank Corp.	65	10,268
Macy's, Inc. (a)	151	2,347
ManpowerGroup, Inc.	50	4,212
Marathon Oil Corp.	75	920
Marathon Petroleum Corp.	264	16,038
Markel Corp. (b)	43	50,822
Marriott International, Inc. Class A	87	10,820

86

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Marsh & McLennan Cos., Inc.	803	$ 80,340
Mastercard, Inc. Class A	923	250,659
Maxim Integrated Products, Inc.	280	16,215
McCormick & Co., Inc.	213	33,292
McDonald's Corp.	500	107,355
McKesson Corp.	146	19,952
Medtronic PLC	553	60,067
Merck & Co., Inc.	1,060	89,231
MetLife, Inc.	334	15,751
Mettler-Toledo International, Inc. (b)	35	24,654
MGM Resorts International	152	4,213
Micron Technology, Inc. (b)	482	20,654
Microsoft Corp.	3,573	496,754
Middleby Corp. (b)	75	8,767
Molson Coors Brewing Co. Class B	60	3,450
Mondelez International, Inc. Class A	333	18,422
Monster Beverage Corp. (b)	334	19,392
Moody's Corp.	111	22,736
Morgan Stanley	318	13,569
Mosaic Co.	90	1,845
Motorola Solutions, Inc.	462	78,729
Mylan NV (b)	81	1,602
National Oilwell Varco, Inc.	95	2,014
National Retail Properties, Inc. REIT	373	21,037
NetApp, Inc.	258	13,548
Newell Brands, Inc.	99	1,853
Newmont Goldcorp Corp.	2,022	76,674
NextEra Energy, Inc.	395	92,031
Nielsen Holdings PLC	151	3,209
NIKE, Inc. Class B	1,358	127,543
NiSource, Inc.	151	4,518
Noble Energy, Inc.	56	1,258
Nordstrom, Inc. (a)	221	7,441
Norfolk Southern Corp.	56	10,061
Northrop Grumman Corp.	134	50,222
Norwegian Cruise Line Holdings, Ltd. (b)	75	3,883
Nucor Corp.	80	4,073
NVIDIA Corp.	466	81,117
NVR, Inc. (b)	3	11,152
Occidental Petroleum Corp.	287	12,763
Old Dominion Freight Line, Inc.	75	12,748
Omnicom Group, Inc. (a)	244	19,105
ONEOK, Inc.	60	4,421
Oracle Corp.	2,016	110,940
O'Reilly Automotive, Inc. (b)	59	23,512
PACCAR, Inc.	66	4,621
Palo Alto Networks, Inc. (b)	75	15,287
Paychex, Inc.	1,032	85,419
PayPal Holdings, Inc. (b)	45	4,662
People's United Financial, Inc.	113	1,767
PepsiCo, Inc.	1,779	243,901
Pfizer, Inc.	5,191	186,513
Security Description	Shares	Value
Philip Morris International, Inc.	310	$ 23,538
Phillips 66	223	22,835
Pinnacle West Capital Corp.	75	7,280
Pioneer Natural Resources Co.	20	2,515
Plains GP Holdings L.P. Class A (b)	140	2,972
PNC Financial Services Group, Inc.	126	17,660
Polaris, Inc.	75	6,601
PPG Industries, Inc.	196	23,228
PPL Corp.	166	5,227
Principal Financial Group, Inc.	307	17,542
Procter & Gamble Co.	2,424	301,497
Progressive Corp.	788	60,873
Prologis, Inc. REIT	101	8,607
Prudential Financial, Inc.	206	18,530
Public Service Enterprise Group, Inc.	136	8,443
Public Storage REIT	363	89,033
PulteGroup, Inc.	126	4,605
QUALCOMM, Inc.	93	7,094
Quest Diagnostics, Inc.	27	2,890
Qurate Retail, Inc. Class A (b)	151	1,558
Raymond James Financial, Inc.	75	6,185
Raytheon Co.	275	53,952
Realty Income Corp. REIT	298	22,851
Regeneron Pharmaceuticals, Inc. (b)	95	26,353
Regions Financial Corp.	282	4,461
RenaissanceRe Holdings, Ltd.	151	29,211
Republic Services, Inc.	881	76,251
ResMed, Inc.	126	17,024
Robert Half International, Inc.	142	7,904
Rockwell Automation, Inc.	140	23,072
Rollins, Inc. (a)	111	3,782
Ross Stores, Inc.	730	80,190
Royal Caribbean Cruises, Ltd.	27	2,925
Schlumberger, Ltd.	264	9,021
Seagate Technology PLC	15	807
SEI Investments Co.	146	8,651
Sempra Energy	81	11,956
Simon Property Group, Inc. REIT	101	15,721
Sirius XM Holdings, Inc. (a)	901	5,636
Skyworks Solutions, Inc.	152	12,046
Snap-on, Inc.	75	11,740
Southern Co.	1,474	91,049
Southwest Airlines Co.	96	5,185
Spectrum Brands Holdings, Inc.	4	199
Spirit AeroSystems Holdings, Inc. Class A	75	6,168
Starbucks Corp.	462	40,850
State Street Corp. (g)	60	3,551
Stryker Corp.	85	18,385
SunTrust Banks, Inc.	125	8,600
Synchrony Financial	271	9,238
Synopsys, Inc. (b)	161	22,097
Sysco Corp.	291	23,105
T Rowe Price Group, Inc.	250	28,562
Tapestry, Inc.	434	11,306

87

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Targa Resources Corp.	75	$ 3,013
Target Corp.	241	25,765
TD Ameritrade Holding Corp.	5	234
Texas Instruments, Inc.	935	120,839
Textron, Inc.	30	1,469
Thermo Fisher Scientific, Inc.	50	14,563
TJX Cos., Inc.	2,638	147,042
T-Mobile US, Inc. (b)	151	11,894
Tractor Supply Co.	146	13,204
Travelers Cos., Inc.	313	46,540
Tyson Foods, Inc. Class A	181	15,591
UDR, Inc. REIT	520	25,210
UGI Corp.	75	3,770
Ulta Salon Cosmetics & Fragrance, Inc. (b)	56	14,036
Union Pacific Corp.	554	89,737
United Parcel Service, Inc. Class B	60	7,189
United Technologies Corp.	107	14,608
UnitedHealth Group, Inc.	203	44,116
Universal Health Services, Inc. Class B	45	6,694
Unum Group	111	3,299
US Bancorp	553	30,603
Valero Energy Corp.	152	12,956
Varian Medical Systems, Inc. (b)	128	15,244
Ventas, Inc. REIT	339	24,757
VeriSign, Inc. (b)	95	17,920
Verizon Communications, Inc.	2,230	134,603
VF Corp.	370	32,926
Viacom, Inc. Class B	226	5,431
Visa, Inc. Class A	1,824	313,746
Voya Financial, Inc.	42	2,286
W.W. Grainger, Inc.	60	17,829
WABCO Holdings, Inc. (b)	75	10,031
Wabtec Corp. (a)	33	2,371
Walmart, Inc.	1,016	120,579
Walgreens Boots Alliance, Inc.	241	13,330
Walt Disney Co.	1,418	184,794
Waste Management, Inc.	926	106,490
Waters Corp. (b)	80	17,858
WEC Energy Group, Inc.	571	54,302
Wells Fargo & Co.	1,619	81,662
Welltower, Inc. REIT	191	17,314
Western Digital Corp.	131	7,813
Western Union Co. (a)	101	2,340
Westrock Co.	81	2,952
Weyerhaeuser Co. REIT	126	3,490
Whirlpool Corp.	26	4,117
Williams Cos., Inc.	81	1,949
Willis Towers Watson PLC	45	8,684
WP Carey, Inc. REIT	376	33,652
WR Berkley Corp.	551	39,799
Xcel Energy, Inc.	1,036	67,226
Xerox Holdings Corp.	113	3,380
Security Description	Shares	Value
Xilinx, Inc.	212	$ 20,331
Yum! Brands, Inc.	256	29,038
Zimmer Biomet Holdings, Inc.	36	4,942
Zions Bancorp NA (a)	75	3,339
Zoetis, Inc.	105	13,083
		14,573,986
TOTAL COMMON STOCKS (Cost $22,823,410)		24,035,736

SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (h) (i)	30,335	30,339
State Street Navigator Securities Lending Portfolio III (g) (j)	307,622	307,622
TOTAL SHORT-TERM INVESTMENTS (Cost $337,960)		337,961
TOTAL INVESTMENTS — 100.8% (Cost $23,161,370)		24,373,697
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(198,226)
NET ASSETS — 100.0%		$ 24,175,471
(a)	All or a portion of the shares of the security are on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $11,200, representing less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2019.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

88

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,024,536	$11,200	$—	$24,035,736
Short-Term Investments	337,961	—	—	337,961
TOTAL INVESTMENTS	$24,362,497	$11,200	$—	$24,373,697
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Corp.	80	$ 6,702	$ 1,179	$ 2,806	$(867)	$(657)	60	$ 3,551	$ 116
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	112,173	81,840	6	—	30,335	30,339	79
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,931	18,931	1,248,614	1,267,545	—	—	—	—	892
State Street Navigator Securities Lending Government Money Market Portfolio	298,707	298,707	1,306,349	1,605,056	—	—	—	—	1,480
State Street Navigator Securities Lending Portfolio III	—	—	1,429,297	1,121,675	—	—	307,622	307,622	894
Total		$324,340	$4,097,612	$4,078,922	$(861)	$(657)		$341,512	$3,461
89

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 0.0% (a)
INDIA — 0.0% (a)
Britannia Industries, Ltd. 8.00%, 8/28/2022	INR	2,759,490	$ 39,713
TOTAL CORPORATE BONDS & NOTES (Cost $39,373)			39,713
	Shares
COMMON STOCKS — 98.7%
BERMUDA — 0.0% (a)
New Provenance Everlasting Holdings, Ltd. Class H	5,088,030	146,233
BRAZIL — 7.9%
Ambev SA ADR	2,341,645	10,818,400
Anima Holding SA	13,362	66,306
Azul SA Preference Shares (b)	40,170	479,390
B2W Cia Digital (b) (c)	45,399	526,970
B2W Cia Digital (b) (c)	6,009	69,086
B3 SA - Brasil Bolsa Balcao	1,138,597	11,926,102
Banco Bradesco SA Preference Shares ADR	2,646,618	21,543,471
Banco Bradesco SA	55,828	418,837
Banco do Brasil SA	536,540	5,859,510
Banco Inter SA Preference Shares (d)	36,837	166,967
Banco Pan SA Preference Shares	227,586	464,963
Banco Santander Brasil SA	11,110	120,905
BB Seguridade Participacoes SA	355,864	2,992,730
BR Malls Participacoes SA	660,696	2,285,646
Bradespar SA Preference Shares	296,429	2,245,955
Brasil Brokers Participacoes SA (b)	3,585	4,820
Braskem SA Preference Shares ADR (b)	105,891	1,657,194
BRF SA ADR (b)	325,923	2,985,455
CCR SA	319,821	1,324,462
Centrais Eletricas Brasileiras SA ADR	299,530	2,869,497
Cia Brasileira de Distribuicao ADR	144,893	2,786,292
Cia de Saneamento Basico do Estado de Sao Paulo	307,179	3,657,771
Cia Energetica de Minas Gerais ADR (e)	818,446	2,774,532
Cia Energetica de Sao Paulo Class B, Preference Shares	29,997	205,242
Cia Hering	26,186	218,269
Security Description	Shares	Value
Cia Siderurgica Nacional SA ADR (e)	543,131	$ 1,716,294
Cielo SA	661,476	1,270,420
Construtora Tenda SA	1,520	8,991
Cosan Logistica SA (b)	26,145	131,372
Cosan SA	117,196	1,496,814
Cyrela Brazil Realty SA Empreendimentos e Participacoes	330,127	1,906,072
Duratex SA	252,168	765,815
Embraer SA	504,167	2,167,770
Engie Brasil Energia SA	49,585	528,419
Eternit SA (b)	6,550	4,544
Gafisa SA (b) (c)	6,048	8,625
Gafisa SA (b) (c)	4,366	6,058
Gerdau SA ADR (e)	698,723	2,200,977
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	16,982	131,684
Hypera SA	30,899	248,726
Itau Unibanco Holding SA Preference Shares ADR	2,704,485	22,744,719
Itausa - Investimentos Itau SA Preference Shares	3,155,829	9,985,554
Itausa - Investimentos Itau SA	202,694	645,736
JBS SA	278,808	2,194,775
Kepler Weber SA	7,813	40,459
Klabin SA	95,854	354,154
Kroton Educacional SA	703,520	1,888,259
Linx SA	20,707	160,768
Localiza Rent a Car SA	61,524	671,456
LOG Commercial Properties e Participacoes SA	3,101	18,053
Log-in Logistica Intermodal SA (b)	4,812	23,220
Lojas Americanas SA Preference Shares	579,774	2,778,194
Lojas Renner SA	688,342	8,340,284
Magazine Luiza SA	139,535	1,240,788
Marcopolo SA Preference Shares	240,674	187,783
Metalurgica Gerdau SA Preference Shares	931,491	1,397,661
Mills Estruturas e Servicos de Engenharia SA (b)	29,585	48,653
MMX Mineracao e Metalicos SA (b)	6,878	2,378
MRV Engenharia e Participacoes SA	58,587	248,109
Natura Cosmeticos SA	315,074	2,561,196
Notre Dame Intermedica Participacoes SA	24,185	314,984
Oi SA ADR (b) (e)	419,397	461,337
Pagseguro Digital, Ltd. Class A (b) (e)	59,150	2,739,236

90

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
PDG Realty SA Empreendimentos e Participacoes (b)	53,904	$ 70,010
Petrobras Distribuidora SA	23,764	157,061
Petroleo Brasileiro SA Preference Shares ADR	1,124,740	14,779,084
Petroleo Brasileiro SA ADR (e)	556,319	8,049,936
Profarma Distribuidora de Produtos Farmaceuticos SA (b)	11,118	10,890
Qualicorp Consultoria e Corretora de Seguros SA	51,491	384,446
Raia Drogasil SA	44,468	1,022,826
Restoque Comercio e Confeccoes de Roupas SA	7,501	37,997
Rodobens Negocios Imobiliarios SA (b)	37,726	89,936
Rossi Residencial SA (b)	66,649	64,163
Rumo SA (b)	72,747	427,882
Suzano Papel e Celulose SA ADR (b) (e)	110,059	888,176
Suzano SA	121,391	980,652
T4F Entretenimento SA	88,813	124,305
Telefonica Brasil SA ADR	71,705	944,355
Telefonica Brasil SA Preference Shares	423,291	5,583,043
TIM Participacoes SA ADR (e)	145,256	2,085,876
TOTVS SA	39,804	551,756
Ultrapar Participacoes SA	344,653	1,529,897
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR	503,101	935,768
Vale SA ADR	1,367,932	15,731,218
WEG SA	887,163	5,160,599
YDUQS Part (b)	151,718	1,314,156
		211,033,141
CHILE — 1.0%
AntarChile SA	120,902	1,253,540
Empresas COPEC SA	261,266	2,466,618
Empresas Iansa SA (b)	2,642,811	47,107
Enel Americas SA ADR	603,219	5,495,325
Enel Chile SA ADR	592,845	2,495,878
Enel Generacion Chile SA ADR	2,756	46,218
Enjoy SA (b)	2,038,511	97,978
Latam Airlines Group SA ADR (e)	283,300	3,144,630
Multiexport Foods SA	1,599,747	731,546
Parque Arauco SA	1,787,268	5,105,043
SACI Falabella	1,054,730	5,902,218
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	14,284	393,680
		27,179,781
Security Description	Shares	Value
CHINA — 33.0%
21Vianet Group, Inc. ADR (b)	21,472	$ 163,617
360 Security Technology, Inc. Class A	51,500	169,330
3SBio, Inc. (b) (d)	383,500	635,954
500.com, Ltd. Class A, ADR (b) (e)	4,648	49,548
51job, Inc. ADR (b)	1,673	123,802
58.com, Inc. ADR (b)	28,938	1,426,933
AAC Technologies Holdings, Inc. (e)	411,132	2,176,439
Addsino Co., Ltd. Class A (b)	151,300	222,039
Advanced Technology & Materials Co., Ltd. Class A (b)	102,000	95,984
Agile Group Holdings, Ltd.	1,473,626	1,789,540
Agricultural Bank of China, Ltd. Class A	1,099,800	532,867
Agricultural Bank of China, Ltd. Class H	13,963,000	5,468,073
Air China, Ltd. Class H	1,565,744	1,378,120
Aisino Corp. Class A	50,400	147,857
Alibaba Group Holding, Ltd. ADR (b)	639,011	106,861,810
Alpha Group Class A (b)	233,600	200,195
Aluminum Corp. of China, Ltd. Class H (b)	4,498,000	1,417,208
An Hui Wenergy Co., Ltd. Class A	163,200	99,640
Angang Steel Co., Ltd. Class H (e)	1,819,231	663,699
Anhui Conch Cement Co., Ltd. Class H	908,271	5,393,272
Anhui Construction Engineering Class A	241,600	141,755
Anhui Expressway Co., Ltd. Class H	8,000	4,470
Anhui Guangxin Agrochemical Co., Ltd. Class A	122,300	255,006
Anhui Gujing Distillery Co., Ltd. Class A	7,700	123,999
Anhui Gujing Distillery Co., Ltd. Class B	55,100	462,974
Anhui Jiangnan Chemical Industry Co., Ltd. Class A (b)	198,300	143,007
Anhui Jinhe Industrial Co., Ltd. Class A	47,900	133,480
Anhui Kouzi Distillery Co., Ltd. Class A	16,300	127,319
Anhui Sun-Create Electronics Co., Ltd. Class A	35,053	244,299

91

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	321,617	$ 509,817
ANTA Sports Products, Ltd.	639,000	5,286,010
Anton Oilfield Services Group	130,000	12,935
Anxin Trust Co., Ltd. Class A (b)	165,300	109,024
Aoshikang Technology Co., Ltd. Class A	13,700	99,049
Apeloa Pharmaceutical Co., Ltd. Class A	120,000	198,790
Asymchem Laboratories Tianjin Co., Ltd. Class A	18,400	303,652
Autobio Diagnostics Co., Ltd. Class A	23,100	286,308
Autohome, Inc. ADR (b) (e)	21,370	1,776,488
Avary Holding Shenzhen Co., Ltd. Class A	43,400	243,826
Avic Capital Co., Ltd. Class A	157,000	102,670
AVIC International Holding HK, Ltd.	2,098,527	46,043
AVIC International Holdings, Ltd. Class H (b)	886,481	788,169
AVIC Jonhon Optronic Technology Co., Ltd. Class A	20,500	118,214
AviChina Industry & Technology Co., Ltd. Class H	1,479,000	726,350
BAIC Motor Corp., Ltd. Class H (d)	6,500	4,013
Baidu, Inc. ADR (b)	131,371	13,499,684
BAIOO Family Interactive, Ltd. (d)	1,338,000	174,090
Bank of China, Ltd. Class H	40,438,900	15,887,927
Bank of Communications Co., Ltd. Class H	11,552,864	7,545,305
Bank of Ningbo Co., Ltd. Class A	131,300	463,518
Baosheng Science and Technology Innovation Co., Ltd. Class A	583,000	300,431
Baozun, Inc. ADR (b) (e)	8,017	342,326
BBMG Corp. Class H (e)	697,000	200,047
Befar Group Co., Ltd. Class A	139,900	103,634
BeiGene, Ltd. ADR (b)	20,885	2,557,577
Beijing BDStar Navigation Co., Ltd. Class A	58,900	182,196
Beijing Capital International Airport Co., Ltd. Class H	2,049,490	1,748,997
Beijing Capital Land, Ltd. Class H (e)	28,000	9,251
Security Description	Shares	Value
Beijing Changjiu Logistics Corp. Class A	131,005	$ 186,935
Beijing Dabeinong Technology Group Co., Ltd. Class A	211,600	135,413
Beijing Enterprises Clean Energy Group, Ltd. (b)	14,174,856	184,432
Beijing Enterprises Holdings, Ltd.	379,000	1,742,857
Beijing Enterprises Water Group, Ltd.	2,970,000	1,519,211
Beijing GeoEnviron Engineering & Technology, Inc. Class A	324,900	432,672
Beijing Jingcheng Machinery Electric Co., Ltd. Class A (b)	134,200	105,801
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	22,553
Beijing Jingxi Culture & Tourism Co., Ltd. Class A	81,586	108,649
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	82,000	241,366
Beijing Shiji Information Technology Co., Ltd. Class A	52,300	288,920
Beijing Shouhang Resources Saving Co., Ltd. Class A (b)	235,300	104,450
Beijing Shunxin Agriculture Co., Ltd. Class A	26,900	196,480
Beijing SL Pharmaceutical Co., Ltd. Class A	128,650	224,829
Beijing Teamsun Technology Co., Ltd. Class A (b)	108,700	168,198
Beijing Tiantan Biological Products Corp., Ltd. Class A	205,686	817,709
Beijing UniStrong Science & Technology Co., Ltd. Class A (b)	135,200	193,110
Berry Genomics Co., Ltd. Class A (b)	96,900	419,422
BEST, Inc. ADR (b) (e)	25,533	134,814
Bestsun Energy Co., Ltd. Class A	153,400	150,796
Biem.L.Fdlkk Garment Co., Ltd. Class A	56,490	206,462
Bilibili, Inc. ADR (b) (e)	15,465	218,366
Bitauto Holdings, Ltd. ADR (b) (e)	10,768	161,197
Blue Sail Medical Co., Ltd. Class A	60,400	108,769
BOE Technology Group Co., Ltd. Class A	563,200	295,749
BOE Technology Group Co., Ltd. Class B	457,100	169,093

92

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Boer Power Holdings, Ltd. (b)	7,000	$ 362
Boyaa Interactive International, Ltd. (e)	64,000	9,633
Brilliance China Automotive Holdings, Ltd. (e)	1,534,000	1,647,611
BYD Co., Ltd. Class H (e)	380,500	1,900,219
BYD Electronic International Co., Ltd. (e)	379,000	567,577
C&S Paper Co., Ltd. Class A	7,400	12,901
C.banner International Holdings, Ltd. (b) (e)	12,000	421
Cabbeen Fashion, Ltd.	681,000	145,940
Caitong Securities Co., Ltd. Class A	87,500	122,038
CAR, Inc. (b) (e)	698,000	538,676
CECEP Wind-Power Corp. Class A	320,200	108,957
Center International Group Co., Ltd. Class A	73,900	115,281
Central China Securities Co., Ltd. Class A	274,500	191,041
CGN Meiya Power Holdings Co., Ltd. (b) (d)	24,000	2,602
CGN Mining Co., Ltd.	325,000	11,608
CGN Nuclear Technology Development Co., Ltd. Class A (b)	132,400	131,451
CGN Power Co., Ltd. Class H (d)	5,385,000	1,360,091
Chacha Food Co., Ltd. Class A	30,900	110,295
Changchun High & New Technology Industry Group, Inc. Class A	5,200	287,161
Changjiang Publishing & Media Co., Ltd. Class A	128,800	111,103
Changjiang Securities Co., Ltd. Class A	222,900	218,493
Changyou.com, Ltd. ADR (e)	3,796	36,062
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	27,200	293,855
Chanjet Information Technology Co., Ltd. Class H	2,600	2,919
Chaowei Power Holdings, Ltd.	75,000	27,553
Cheetah Mobile, Inc. ADR	6,120	21,910
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	65,300	111,558
Chengdu Hongqi Chain Co., Ltd. Class A	564,586	589,000
Security Description	Shares	Value
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	23,400	$ 109,149
China Aerospace International Holdings, Ltd.	1,258,000	70,607
China Agri-Industries Holdings, Ltd.	767,000	249,490
China Aircraft Leasing Group Holdings, Ltd.	6,500	6,633
China Aoyuan Group, Ltd. (b)	13,000	14,726
China Aoyuan Group, Ltd.	729,000	825,767
China Baoan Group Co., Ltd. Class A	177,200	109,429
China Bester Group Telecom Co., Ltd. Class A	58,300	216,343
China Biologic Products Holdings, Inc. (b) (e)	9,103	1,042,020
China Building Material Test & Certification Group Co., Ltd. Class A	232,500	753,707
China Calxon Group Co., Ltd. Class A (b)	128,000	115,432
China Chengtong Development Group, Ltd. (b) (e)	2,540,000	76,141
China Child Care Corp., Ltd. (b)	415,000	6,194
China Cinda Asset Management Co., Ltd. Class H	6,517,000	1,280,223
China CITIC Bank Corp., Ltd. Class H	6,180,000	3,295,201
China Coal Energy Co., Ltd. Class H	3,879,000	1,578,438
China Common Rich Renewable Energy Investment, Ltd. (b) (f)	856,000	—
China Communications Construction Co., Ltd. Class H	3,028,241	2,367,926
China Communications Services Corp., Ltd. Class H	152,000	86,088
China Conch Venture Holdings, Ltd.	782,200	2,893,563
China Construction Bank Corp. Class H	48,232,280	36,792,233
China Datang Corp. Renewable Power Co., Ltd. Class H	745,000	72,225
China Dili Group (b) (e)	921,100	316,065
China Distance Education Holdings, Ltd. ADR (b)	135	737
China Dongxiang Group Co., Ltd.	636,000	68,148
China Eastern Airlines Corp., Ltd. Class H (b)	144,000	69,985

93

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
China Education Group Holdings, Ltd.	121,000	$ 177,810
China Electronics Huada Technology Co., Ltd.	134,000	11,452
China Energine International Holdings, Ltd. (b) (e)	1,048,000	20,053
China Enterprise Co., Ltd. Class A	212,792	134,984
China Everbright Bank Co., Ltd. Class A	206,100	113,711
China Everbright International, Ltd.	1,848,111	1,423,909
China Evergrande Group (e)	1,632,828	3,478,356
China Fangda Group Co., Ltd. Class B	1,139,006	456,218
China Film Co., Ltd. Class A	92,000	199,042
China Financial Services Holdings, Ltd.	1,290,000	78,986
China Foods, Ltd.	16,000	7,082
China Fortune Land Development Co., Ltd. Class A	27,400	103,481
China Galaxy Securities Co., Ltd. Class A	106,000	161,645
China Galaxy Securities Co., Ltd. Class H	1,553,400	826,298
China Great Wall Securities Co., Ltd. Class A	69,600	144,245
China Greatwall Technology Group Co., Ltd. Class A	107,400	194,009
China Hanking Holdings, Ltd.	601,000	108,863
China Harmony New Energy Auto Holding, Ltd. (e)	7,000	2,322
China High Speed Railway Technology Co., Ltd. Class A	422,100	202,739
China Hongqiao Group, Ltd.	24,500	15,657
China Huarong Energy Co., Ltd. (b)	128,400	1,851
China Huishan Dairy Holdings Co., Ltd. (b) (e) (f)	310,600	—
China Huiyuan Juice Group, Ltd. (b) (e) (f)	188,500	24,286
China Index Holdings, Ltd. ADR (b) (e)	19,663	76,686
China International Marine Containers Group Co., Ltd. Class H	89,740	77,956
China International Travel Service Corp., Ltd. Class A	74,400	969,538
China Kings Resources Group Co., Ltd. Class A	7,400	20,860
Security Description	Shares	Value
China Lesso Group Holdings, Ltd.	696,000	$ 658,765
China Life Insurance Co., Ltd. Class H	4,022,260	9,317,581
China Longyuan Power Group Corp., Ltd. Class H	1,480,000	830,676
China Machinery Engineering Corp. Class H	14,000	5,929
China Medical System Holdings, Ltd.	782,000	929,694
China Mengniu Dairy Co., Ltd.	1,610,345	6,028,985
China Merchants Bank Co., Ltd. Class A	177,500	863,738
China Merchants Bank Co., Ltd. Class H	2,480,241	11,801,029
China Merchants China Direct Investments, Ltd.	4,000	4,863
China Merchants Port Holdings Co., Ltd.	1,423,281	2,142,347
China Merchants Securities Co., Ltd. Class A	170,186	392,029
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	110,257	293,197
China Minsheng Banking Corp., Ltd. Class H	4,145,379	2,818,439
China Modern Dairy Holdings, Ltd. (b)	6,000	873
China Molybdenum Co., Ltd. Class A	217,800	111,017
China Molybdenum Co., Ltd. Class H (e)	222,000	73,628
China National Accord Medicines Corp., Ltd. Class B	145,195	532,484
China National Building Material Co., Ltd. Class H	1,737,400	1,560,234
China National Medicines Corp., Ltd. Class A	92,295	352,187
China National Software & Service Co., Ltd. Class A	30,200	303,556
China Oilfield Services, Ltd. Class H	948,422	1,133,596
China Overseas Grand Oceans Group, Ltd.	109,500	49,726
China Overseas Land & Investment, Ltd.	2,364,304	7,434,254
China Overseas Property Holdings, Ltd.	62,066	30,640
China Pacific Insurance Group Co., Ltd. Class A	67,200	328,133
China Pacific Insurance Group Co., Ltd. Class H	1,384,600	5,086,675
China Petroleum & Chemical Corp. Class H	13,254,338	7,878,819

94

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
China Power International Development, Ltd. (e)	3,879,000	$ 806,537
China Railway Construction Corp., Ltd. Class H	1,518,490	1,660,007
China Railway Group, Ltd. Class H	3,114,487	1,891,083
China Rare Earth Holdings, Ltd. (b)	1,069,200	64,102
China Reform Health Management and Services Group Co., Ltd. Class A (b)	56,900	139,756
China Resources Beer Holdings Co., Ltd.	885,867	4,695,228
China Resources Gas Group, Ltd.	44,000	217,491
China Resources Power Holdings Co., Ltd.	1,556,432	1,888,112
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	24,600	100,347
China Sanjiang Fine Chemicals Co., Ltd.	73,000	12,199
China Science Publishing & Media, Ltd. Class A	72,300	113,494
China Shenhua Energy Co., Ltd. Class H	2,210,624	4,438,506
China Shipbuilding Industry Co., Ltd. Class A	596,700	460,401
China Shipbuilding Industry Group Power Co., Ltd. Class A (b)	74,200	237,525
China Singyes Solar Technologies Holdings, Ltd. (b) (g)	9,600	980
China South City Holdings, Ltd.	1,404,000	166,559
China Southern Airlines Co., Ltd. Class H (e)	1,394,000	844,644
China State Construction Engineering Corp., Ltd. Class A	307,300	233,664
China Taiping Insurance Holdings Co., Ltd.	619,835	1,383,666
China Telecom Corp., Ltd. Class H	9,635,615	4,387,982
China Tianying, Inc. Class A (b)	317,700	252,694
China Tower Corp., Ltd. Class H (d)	13,028,000	2,958,114
China TransInfo Technology Co., Ltd. Class A	169,300	418,200
China Travel International Investment Hong Kong, Ltd.	4,508,000	701,554
China Unicom Hong Kong, Ltd.	3,107,668	3,298,186
Security Description	Shares	Value
China Vanke Co., Ltd. Class A	257,700	$ 934,637
China Vanke Co., Ltd. Class H	613,000	2,134,717
China World Trade Center Co., Ltd. Class A	51,300	116,160
China Yangtze Power Co., Ltd. Class A	709,300	1,810,696
China Yurun Food Group, Ltd. (b)	12,000	1,408
China ZhengTong Auto Services Holdings, Ltd.	38,000	10,955
China Zhenhua Group Science & Technology Co., Ltd. Class A	161,000	358,018
ChinaCache International Holdings, Ltd. ADR (b)	11,680	467
Chinasoft International, Ltd. (e)	142,000	62,673
Chinese Universe Publishing and Media Group Co., Ltd. Class A	119,700	218,910
Chlitina Holding, Ltd.	2,000	13,667
Chong Sing Holdings FinTech Group (b) (g)	2,281,618	3,493
Chongqing Brewery Co., Ltd. Class A	27,511	158,065
Chongqing Changan Automobile Co., Ltd. Class B	609,500	269,787
Chongqing Department Store Co., Ltd. Class A	24,800	99,565
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	3,700	10,554
Chongqing Gas Group Corp., Ltd. Class A	102,900	101,874
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	9,154
Chongqing Three Gorges Water Conservancy & Electric Power Co., Ltd. Class A	99,400	99,522
Chow Tai Seng Jewellery Co., Ltd. Class A	58,162	169,000
CIFI Holdings Group Co., Ltd.	27,295	15,947
CIMC Enric Holdings, Ltd.	10,000	5,753
CITIC Resources Holdings, Ltd.	1,270,000	78,571
CITIC Securities Co., Ltd. Class A	290,200	913,529
CITIC Securities Co., Ltd. Class H	807,500	1,512,118
CITIC Telecom International Holdings, Ltd.	699,000	254,120
CITIC, Ltd.	3,619,000	4,570,260

95

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
CMST Development Co., Ltd. Class A	151,100	$ 104,737
CNHTC Jinan Truck Co., Ltd. Class A	62,000	127,191
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	551,700	308,251
CNOOC, Ltd.	7,309,734	11,151,927
COFCO Biotechnology Co., Ltd. Class A	106,400	103,104
Cogobuy Group (b) (d)	64,000	11,511
Colour Life Services Group Co., Ltd.	69,000	34,415
Comtec Solar Systems Group, Ltd. (b)	211,500	3,939
COSCO SHIPPING Development Co., Ltd. Class H	4,649,117	533,740
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	1,460,000	646,248
COSCO SHIPPING Holdings Co., Ltd. Class H (b) (e)	2,330,425	829,386
COSCO SHIPPING Ports, Ltd.	1,613,692	1,288,582
Cosmo Lady China Holdings Co., Ltd. (d)	71,000	11,864
Country Garden Holdings Co., Ltd. (e)	3,156,466	3,998,228
Country Garden Services Holdings Co., Ltd.	220,000	634,232
CQ Pharmaceutical Holding Co., Ltd. Class A (b)	335,900	293,510
CRRC Corp., Ltd. Class H	2,320,000	1,618,797
CSC Financial Co., Ltd. Class A	98,700	308,489
CSG Holding Co., Ltd. Class B	429,045	135,729
CSPC Pharmaceutical Group, Ltd.	1,822,000	3,658,224
CSSC Offshore and Marine Engineering Group Co., Ltd. Class A (b)	72,200	171,977
CSSC Science & Technology Co., Ltd. Class A	94,800	200,586
Ctrip.com International, Ltd. ADR (b)	189,744	5,557,602
CTS International Logistics Corp., Ltd. Class A	135,500	131,682
D&O Home Collection Co., Ltd. Class A	45,500	126,729
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	173,866	245,904
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	231,000	105,776
Security Description	Shares	Value
Daqin Railway Co., Ltd. Class A	99,000	$ 105,222
Daqo New Energy Corp. ADR (b) (e)	6,972	321,339
DaShenLin Pharmaceutical Group Co., Ltd. Class A	25,496	204,112
Datang International Power Generation Co., Ltd. Class H	4,654,000	961,742
Dazhong Transportation Group Co., Ltd. Class B	1,508,150	713,355
Deppon Logistics Co., Ltd. Class A	62,800	116,257
DHC Software Co., Ltd. Class A	103,900	98,063
Digital China Group Co., Ltd. Class A	106,900	237,116
Digital China Information Service Co., Ltd. Class A	67,000	117,840
Do-Fluoride Chemicals Co., Ltd. Class A	59,300	108,781
Dongfang Electric Corp., Ltd. Class A	78,900	101,757
Dongfang Electric Corp., Ltd. Class H	137,400	76,417
Dongfeng Motor Group Co., Ltd. Class H	2,086,000	1,982,384
Dongjiang Environmental Co., Ltd. Class A	175,800	238,546
Double Medical Technology, Inc. Class A	62,200	412,245
Eastern Communications Co., Ltd. Class B	214,500	120,763
Easysight Supply Chain Management Co., Ltd. Class A (b)	96,200	151,415
E-Commodities Holdings, Ltd.	6,500	282
EGLS Co., Ltd. Class A (b)	527,000	209,584
Everbright Securities Co., Ltd. Class A	67,900	107,728
Fang Holdings, Ltd. ADR (b) (e)	20,053	44,518
Fanhua, Inc. ADR (e)	22,378	595,926
Fantasia Holdings Group Co., Ltd.	1,020,000	157,436
Far East Horizon, Ltd.	1,472,000	1,366,962
FAW CAR Co., Ltd. Class A	132,900	154,466
FAWER Automotive Parts Co., Ltd. Class A	199,000	130,694
Fiberhome Telecommunication Technologies Co., Ltd. Class A	30,400	116,471
First Capital Securities Co., Ltd. Class A	125,300	111,593

96

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
First Tractor Co., Ltd. Class A (b)	94,700	$ 86,860
Flat Glass Group Co., Ltd. Class A	3,700	5,249
Focus Media Information Technology Co., Ltd. Class A	147,500	108,438
Foshan Haitian Flavouring & Food Co., Ltd. Class A	70,600	1,086,603
Founder Securities Co., Ltd. Class A	169,000	163,055
Foxconn Industrial Internet Co., Ltd. Class A	58,900	118,770
Fufeng Group, Ltd. (e)	71,000	32,514
Fujian Aonong Biological Technology Group, Inc., Ltd. Class A	56,000	141,545
Fujian Dongbai Group Co., Ltd. Class A (b)	295,800	210,836
Fujian Longking Co., Ltd. Class A	76,000	105,680
Fujian Star-net Communication Co., Ltd. Class A	98,800	426,124
Fujian Sunner Development Co., Ltd. Class A	57,100	197,178
Future Land Development Holdings, Ltd. (e)	90,000	78,526
Fuyao Glass Industry Group Co., Ltd. Class A	33,100	99,561
G-bits Network Technology Xiamen Co., Ltd. Class A	14,600	552,172
GCI Science & Technology Co., Ltd. Class A	163,581	286,104
GDS Holdings, Ltd. ADR (b)	16,971	680,198
Geely Automobile Holdings, Ltd. (e)	1,957,000	3,320,165
Gemdale Corp. Class A	67,500	109,173
Genertec Universal Medical Group Co., Ltd. (d)	391,100	262,416
Genimous Technology Co., Ltd. Class A	272,700	227,976
Genscript Biotech Corp. (b) (e)	320,000	613,108
Getein Biotech, Inc. Class A	78,816	257,820
GF Securities Co., Ltd. Class H (b)	928,200	972,080
Giant Network Group Co., Ltd. Class A	152,100	402,550
Global Bio-Chem Technology Group Co., Ltd. (b)	888,000	16,198
Global Top E-Commerce Co., Ltd. Class A	187,600	199,390
Glodon Co., Ltd. Class A	84,900	421,932
Security Description	Shares	Value
GoerTek, Inc. Class A	149,100	$ 367,050
Goldpac Group, Ltd.	64,000	15,185
GOME Retail Holdings, Ltd. (b) (e)	6,134,000	555,545
Goodbaby International Holdings, Ltd. (b)	67,000	10,085
Grand Baoxin Auto Group, Ltd. (b)	3,158	596
Grandjoy Holdings Group Co., Ltd. Class A	118,800	112,625
Great Wall Motor Co., Ltd. Class H (e)	1,926,750	1,290,333
Greattown Holdings, Ltd. Class A	153,800	158,728
Greatview Aseptic Packaging Co., Ltd.	10,000	4,911
Gree Electric Appliances, Inc. of Zhuhai Class A	200,487	1,608,680
Gree Real Estate Co., Ltd. Class A (b)	165,000	124,076
Greentown China Holdings, Ltd. (e)	382,000	309,424
Gridsum Holding, Inc. ADR (b) (e)	25,600	43,520
Grinm Advanced Materials Co., Ltd. Class A	70,600	107,662
Guangdong Electric Power Development Co., Ltd. Class B	1,161,740	354,180
Guangdong Ellington Electronics Technology Co., Ltd. Class A	63,600	98,412
Guangdong Golden Dragon Development, Inc. Class A (b)	83,400	149,020
Guangdong Haid Group Co., Ltd. Class A	52,700	230,985
Guangdong Highsun Group Co., Ltd. Class A	297,200	119,443
Guangdong Hongda Blasting Co., Ltd. Class A	56,200	108,446
Guangdong Hotata Technology Group Co., Ltd. Class A	56,800	119,467
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (b)	351,600	254,547
Guangdong LY Intelligent Manufacturing Co., Ltd. Class A (b)	289,700	379,711
Guangdong Provincial Expressway Development Co., Ltd. Class B	153,000	115,930
Guangdong Shenglu Telecommunication Tech Co., Ltd. Class A	205,300	268,800

97

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Guangdong Vanward New Electric Co., Ltd. Class A	219,900	$ 290,071
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	197,500	350,130
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	77,400	110,770
Guangshen Railway Co., Ltd. Class H	3,102,000	981,320
Guangxi Guidong Electric Power Co., Ltd. Class A	406,634	242,003
Guangxi Guiguan Electric Power Co., Ltd. Class A	162,100	103,509
Guangxi Liuzhou Pharmaceutical Co., Ltd. Class A	106,300	532,304
Guangzhou Automobile Group Co., Ltd. Class H	1,950,090	1,865,663
Guangzhou Baiyun International Airport Co., Ltd. Class A	64,100	201,513
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	76,100	369,780
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	19,785
Guangzhou Haige Communications Group, Inc. Co. Class A	176,900	242,763
Guangzhou Holike Creative Home Co., Ltd. Class A	127,176	260,008
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	3,700	29,004
Guangzhou R&F Properties Co., Ltd. Class H	1,261,318	1,908,211
Guangzhou Restaurant Group Co., Ltd. Class A	70,900	333,591
Guangzhou Tinci Materials Technology Co., Ltd. Class A	55,700	124,641
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. Class A	181,900	226,191
Guangzhou Zhujiang Brewery Co., Ltd. Class A	151,000	140,614
Guizhou Broadcasting & TV Information Network Co., Ltd. Class A	124,500	160,045
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A (b)	162,700	126,447
Guocheng Mining Co., Ltd. Class A (b)	79,300	113,822
Security Description	Shares	Value
Guodian Technology & Environment Group Corp., Ltd. Class H (b)	73,000	$ 2,468
Guomai Technologies, Inc. Class A	150,300	185,423
Guosen Securities Co., Ltd. Class A	242,800	417,519
Guosheng Financial Holding, Inc. Class A (b)	86,800	137,957
Guotai Junan International Holdings, Ltd. (e)	815,000	138,269
Guotai Junan Securities Co., Ltd. Class A	176,200	433,517
Guoyuan Securities Co., Ltd. Class A	85,100	101,769
Haichang Ocean Park Holdings, Ltd. (b) (d)	688,000	100,926
Haier Smart Home Co., Ltd. Class A	89,500	191,753
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	34,400	121,102
Haisco Pharmaceutical Group Co., Ltd. Class A	84,600	214,900
Haitian International Holdings, Ltd.	5,000	10,243
Haitong Securities Co., Ltd. Class A	151,100	302,572
Haitong Securities Co., Ltd. Class H	1,520,400	1,594,215
Hang Zhou Great Star Industrial Co., Ltd. Class A (b)	179,000	274,972
Hangjin Technology Co., Ltd. Class A	78,300	97,584
Hangzhou First Applied Material Co., Ltd. Class A	42,500	270,193
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	286,700	1,296,758
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (b)	666,883	305,370
Hangzhou Robam Appliances Co., Ltd. Class A	34,200	125,954
Hangzhou Silan Microelectronics Co., Ltd. Class A	48,100	102,044
Hangzhou Steam Turbine Co., Ltd. Class B	395,820	354,448
Harbin Boshi Automation Co., Ltd. Class A	333,420	458,959
Harbin Electric Co., Ltd. Class H (b) (e)	1,444,000	379,447

98

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Harbin Gloria Pharmaceuticals Co., Ltd. Class A	223,900	$ 98,449
Harbin Pharmaceutical Group Co., Ltd. Class A (b)	217,500	116,346
Health & Happiness H&H International Holdings, Ltd. (e)	5,000	21,079
Hefei Meiya Optoelectronic Technology, Inc. Class A	63,100	292,562
Henan Lingrui Pharmaceutical Co. Class A	177,900	204,775
Hengan International Group Co., Ltd.	389,500	2,553,805
Hengli Petrochemical Co., Ltd. Class A	199,600	417,301
Hisense Home Appliances Group Co., Ltd. Class A	208,000	316,025
HLA Corp., Ltd. Class A	89,590	101,870
Hna-Caissa Travel Group Co., Ltd. Class A (b)	164,100	168,209
Holitech Technology Co., Ltd. Class A	146,700	119,148
Hongda Xingye Co., Ltd. Class A	210,100	123,862
Hongfa Technology Co., Ltd. Class A	29,900	105,888
Honghua Group, Ltd. (b)	14,000	964
Honworld Group, Ltd. (d)	35,000	16,385
Hopson Development Holdings, Ltd.	26,000	26,002
Hua Hong Semiconductor, Ltd. (d) (e)	103,000	204,965
Huaan Securities Co., Ltd. Class A	233,100	201,072
Huada Automotive Technology Corp., Ltd. Class A	60,604	115,926
Huadian Fuxin Energy Corp., Ltd. Class H	128,000	22,369
Huadian Power International Corp., Ltd. Class H	1,683,308	639,878
Huadong Medicine Co., Ltd. Class A	34,200	125,475
Huafu Fashion Co., Ltd. Class A	105,900	107,662
Huagong Tech Co., Ltd. Class A	42,700	113,489
Hualan Biological Engineering, Inc. Class A	122,683	589,260
Huaneng Lancang River Hydropower, Inc. Class A	25,900	15,378
Huaneng Power International, Inc. Class H	3,102,000	1,491,765
Security Description	Shares	Value
Huaneng Renewables Corp., Ltd. Class H	1,506,000	$ 512,924
Huangshan Tourism Development Co., Ltd. Class B	541,632	525,383
Huangshi Dongbei Electrical Appliance Co., Ltd. Class B	196,300	218,286
Huatai Securities Co., Ltd. Class A	236,000	630,880
Huatai Securities Co., Ltd. Class H (d) (e)	449,200	672,706
Huawen Media Group Class A (b)	242,200	98,017
Huaxi Securities Co., Ltd. Class A	178,600	245,596
Huaxin Cement Co., Ltd. Class B	201,800	396,537
Huayu Automotive Systems Co., Ltd. Class A	70,561	232,200
Huazhu Group, Ltd. ADR (e)	32,894	1,086,160
Hubei Biocause Pharmaceutical Co., Ltd. Class A	249,000	245,820
Hubei Kaile Science & Technology Co., Ltd. Class A	109,700	230,423
Huizhou Desay Sv Automotive Co., Ltd. Class A	63,400	209,078
Hunan Baili Engineering Sci & Tech Co., Ltd. Class A	65,600	96,271
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (b)	431,300	106,901
Hunan Gold Corp., Ltd. Class A	82,200	98,186
Hunan New Wellful Co., Ltd. Class A (b)	146,100	182,083
Hundsun Technologies, Inc. Class A	54,000	559,040
HUYA, Inc. ADR (b) (e)	4,451	105,222
Hytera Communications Corp., Ltd. Class A	258,400	371,252
Iflytek Co., Ltd. Class A (b)	102,000	455,066
Industrial & Commercial Bank of China, Ltd. Class H	42,204,590	28,264,165
Industrial Bank Co., Ltd. Class A	485,600	1,192,036
Industrial Securities Co., Ltd. Class A	248,300	216,270
INESA Intelligent Tech, Inc. Class B	1,508,600	935,332
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	517,600	215,993

99

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	95,400	$ 381,001
Inner Mongolia Yitai Coal Co., Ltd. Class B	307,936	282,377
Innovent Biologics, Inc. (b) (d) (e)	126,000	401,013
Inspur Electronic Information Industry Co., Ltd. Class A	29,300	105,446
Inspur Software Co., Ltd. Class A	56,700	166,737
iQIYI, Inc. ADR (b) (e)	44,287	714,349
IReader Technology Co., Ltd. Class A	70,300	140,872
Jack Sewing Machine Co., Ltd. Class A	35,040	99,656
Jason Furniture Hangzhou Co., Ltd. Class A	62,500	297,832
JC Finance & Tax Interconnect Holdings, Ltd. Class A (b)	76,800	100,232
JD.com, Inc. ADR (b)	417,651	11,781,935
Jiajiayue Group Co., Ltd. Class A	93,900	350,028
Jiangling Motors Corp., Ltd. Class A	50,000	113,706
Jiangnan Group, Ltd. (b)	134,000	4,701
Jiangsu Changjiang Electronics Technology Co., Ltd. Class A (b)	46,500	112,063
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	104,800	108,451
Jiangsu Eastern Shenghong Co., Ltd. Class A	241,000	173,464
Jiangsu Etern Co., Ltd. Class A	290,600	162,774
Jiangsu Expressway Co., Ltd. Class H	1,684,000	2,139,531
Jiangsu Flowers King Horticulture Co., Ltd. Class A	99,700	98,706
Jiangsu Hengli Hydraulic Co., Ltd. Class A	41,886	225,818
Jiangsu Hengrui Medicine Co., Ltd. Class A	144,420	1,631,631
Jiangsu Huaxicun Co., Ltd. Class A	141,100	134,754
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	111,400	262,074
Jiangsu King's Luck Brewery JSC, Ltd. Class A	33,100	149,806
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	28,900	420,882
Security Description	Shares	Value
Jiangsu Yangnong Chemical Co., Ltd. Class A	14,500	$ 101,117
Jiangsu Yoke Technology Co., Ltd. Class A	66,700	192,594
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	184,178	557,084
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	101,900	110,730
Jiangxi Copper Co., Ltd. Class H	777,000	899,962
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	63,400	111,242
Jiangxi Zhengbang Technology Co., Ltd. Class A	138,200	292,416
Jiayou International Logistics Co., Ltd. Class A	150,828	630,245
Jilin Zixin Pharmaceutical Industrial Co., Ltd. Class A (b)	98,300	88,648
Jinke Properties Group Co., Ltd. Class A	395,130	362,972
JinkoSolar Holding Co., Ltd. ADR (b) (e)	8,444	134,682
Jinyu Bio-Technology Co., Ltd. Class A	164,000	433,356
Jinyuan EP Co., Ltd. Class A	103,800	140,557
JiuGui Liquor Co., Ltd. Class A	22,500	124,611
Joinn Laboratories China Co., Ltd. Class A	34,500	327,550
Jointown Pharmaceutical Group Co., Ltd. Class A	164,400	328,515
Joy City Property, Ltd.	1,554,000	164,530
Joyoung Co., Ltd. Class A	129,656	397,254
Juewei Food Co., Ltd. Class A	19,000	107,915
Jumei International Holding, Ltd. ADR (b)	4,648	9,854
Kama Co., Ltd. Class B (b)	416,700	206,683
KingClean Electric Co., Ltd. Class A	32,600	100,020
Kingdee International Software Group Co., Ltd. (e)	1,409,000	1,484,596
Kingnet Network Co., Ltd. Class A (b)	252,800	101,953
Kingsoft Corp., Ltd. (b) (e)	138,000	292,920
Konka Group Co., Ltd. Class B	8,367,763	2,647,148
KPC Pharmaceuticals, Inc. Class A	78,900	117,557

100

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Kuang-Chi Technologies Co., Ltd. Class A (b)	81,700	$ 102,508
Kunlun Energy Co., Ltd.	3,160,622	2,721,407
Kunwu Jiuding Investment Holdings Co., Ltd. Class A	54,600	160,867
Kweichow Moutai Co., Ltd. Class A	47,400	7,633,171
KWG Group Holdings, Ltd.	786,668	689,391
Lao Feng Xiang Co., Ltd. Class A	27,600	189,419
Lao Feng Xiang Co., Ltd. Class B	83,830	283,178
Laobaixing Pharmacy Chain JSC Class A	19,000	201,489
Lenovo Group, Ltd.	4,023,220	2,684,063
Leo Group Co., Ltd. Class A (b)	824,500	192,813
LexinFintech Holdings, Ltd. ADR (b) (e)	13,028	130,671
Leyou Technologies Holdings, Ltd. (b)	425,000	137,160
Li Ning Co., Ltd.	1,157,833	3,323,117
Lianhua Supermarket Holdings Co., Ltd. Class H (b)	13,000	2,703
Liaoning Wellhope Agri-Tech JSC, Ltd. Class A	120,800	202,822
Lifetech Scientific Corp. (b)	1,392,000	245,039
Link Motion, Inc. ADR (b) (f)	16,509	—
Lionco Pharmaceutical Group Co., Ltd. Class A	92,800	107,469
Livzon Pharmaceutical Group, Inc. Class H	120,027	307,746
Lomon Billions Group Co., Ltd. Class A	82,200	146,070
LONGi Green Energy Technology Co., Ltd. Class A	167,900	616,705
Luenmei Quantum Co., Ltd. Class A	174,808	274,163
Luthai Textile Co., Ltd. Class B	108,000	107,319
Luxshare Precision Industry Co., Ltd. Class A	256,169	959,934
Luye Pharma Group, Ltd. (d) (e)	383,500	273,460
Luzhou Laojiao Co., Ltd. Class A	58,314	695,894
Maanshan Iron & Steel Co., Ltd. Class H (e)	3,006,000	1,131,171
Maoye Commericial Co., Ltd. Class A	324,822	217,421
Security Description	Shares	Value
Markor International Home Furnishings Co., Ltd. Class A	314,400	$ 173,463
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	156,560	266,590
Meitu, Inc. (b) (d) (e)	195,000	44,774
Meituan Dianping Class B (b)	1,644,900	16,806,961
Metallurgical Corp. of China, Ltd. Class H	777,000	174,442
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	23,525	105,911
Ming Yang Smart Energy Group, Ltd. Class A	3,700	6,414
Minth Group, Ltd. (e)	68,000	230,298
MOBI Development Co., Ltd.	744,000	84,466
Momo, Inc. ADR	56,839	1,760,872
Montnets Rongxin Technology Group Co., Ltd. Class A (b)	148,900	350,920
Muyuan Foodstuff Co., Ltd. Class A	92,100	909,238
MYS Group Co., Ltd. Class A	162,200	108,115
NanJi E-Commerce Co., Ltd. Class A (b)	272,400	393,273
Nanjing Huadong Electronics Information & Technology Co., Ltd. Class A (b)	377,300	114,122
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	3,700	19,248
Nanjing Panda Electronics Co., Ltd. Class A	111,800	171,899
Nanjing Well Pharmaceutical Co., Ltd. Class A	22,445	104,066
Nanjing Xinjiekou Department Store Co., Ltd. Class A (b)	65,700	99,177
Nanyang Topsec Technologies Group, Inc. Class A (b)	128,400	290,560
NARI Technology Co., Ltd. Class A	107,400	307,558
National Agricultural Holdings, Ltd. (b) (e) (f)	72,000	2,732
NAURA Technology Group Co., Ltd. Class A	23,800	218,563
NavInfo Co., Ltd. Class A	94,700	215,890
NetEase, Inc. ADR	34,281	9,124,917
New China Life Insurance Co., Ltd. Class H	386,000	1,526,392

101

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
New Hope Liuhe Co., Ltd. Class A	225,200	$ 541,461
New Oriental Education & Technology Group, Inc. ADR (b)	65,793	7,287,233
Newater Technology, Inc. (b) (e)	12,926	79,753
Newland Digital Technology Co., Ltd. Class A	199,099	456,680
Ninestar Corp. Class A	26,600	110,703
Ningbo Construction Co., Ltd. Class A	213,600	106,782
Ningbo Jifeng Auto Parts Co., Ltd. Class A	149,400	176,363
Ningbo Xusheng Auto Technology Co., Ltd. Class A	27,200	110,153
Ningbo Yunsheng Co., Ltd. Class A	105,200	94,576
Ningxia Jiaze New Energy Co., Ltd. Class A	196,100	113,686
NIO, Inc. ADR (b) (e)	70,432	109,874
Noah Holdings, Ltd. ADR (b) (e)	6,972	203,582
Northeast Securities Co., Ltd. Class A	88,400	100,640
Offcn Education Technology Co., Ltd. Class A	7,400	16,860
OFILM Group Co., Ltd. Class A (b)	75,600	125,979
On-Bright Electronics, Inc.	19,000	100,437
Oppein Home Group, Inc. Class A	13,300	207,587
Orient Securities Co., Ltd. Class A	160,100	228,676
Ourgame International Holdings, Ltd. (b)	65,000	5,970
Ozner Water International Holding, Ltd. (b) (d) (e)	694,000	112,430
Pacific Online, Ltd. (e)	64,000	14,777
Pacific Securities Co., Ltd. Class A (b)	430,600	206,219
Parkson Retail Group, Ltd.	990,634	75,820
PCI-Suntek Technology Co., Ltd. Class A	11,100	15,823
People's Insurance Co. Group of China, Ltd. Class A	227,700	274,214
People's Insurance Co. Group of China, Ltd. Class H	3,032,000	1,214,440
Perfect World Co., Ltd. Class A	125,700	487,578
PetroChina Co., Ltd. Class H	11,710,627	6,020,081
PICC Property & Casualty Co., Ltd. Class H	4,373,307	5,104,442
Security Description	Shares	Value
Pinduoduo, Inc. ADR (b) (e)	140,673	$ 4,532,484
Ping An Bank Co., Ltd. Class A	400,900	875,207
Ping An Healthcare and Technology Co., Ltd. (b) (d) (e)	159,500	932,862
Ping An Insurance Group Co. of China, Ltd. Class A	165,200	2,013,528
Ping An Insurance Group Co. of China, Ltd. Class H	2,703,664	31,056,579
Poly Culture Group Corp., Ltd. Class H	7,200	5,722
Poly Developments and Holdings Group Co., Ltd. Class A	264,600	529,852
Poly Property Group Co., Ltd.	701,000	244,117
Poten Environment Group Co., Ltd. Class A	63,900	102,098
PW Medtech Group, Ltd. (b)	68,000	10,409
Qianhe Condiment and Food Co., Ltd. Class A	60,300	182,221
Qingdao Gon Technology Co., Ltd. Class A	67,000	221,888
Qingdao Hanhe Cable Co., Ltd. Class A	398,700	155,210
Raisecom Technology Co., Ltd. Class A	156,500	294,539
Realcan Pharmaceutical Group Co., Ltd. Class A	87,700	98,492
Regal International Airport Group Co., Ltd.	65,000	40,462
ReneSola, Ltd. ADR (b) (e)	19,861	29,593
Rongan Property Co., Ltd. Class A (b)	293,200	108,392
Rongsheng Petro Chemical Co., Ltd. Class A	155,600	238,590
SAIC Motor Corp., Ltd. Class A	160,200	533,462
Sailun Group Co., Ltd. Class A	477,200	271,972
Sanan Optoelectronics Co., Ltd. Class A	60,100	118,497
Sany Heavy Industry Co., Ltd. Class A	286,300	572,504
SDIC Capital Co., Ltd. Class A	250,985	437,920
SDIC Power Holdings Co., Ltd. Class A	148,300	187,109
Sealand Securities Co., Ltd. Class A	386,300	267,227
Seazen Holdings Co., Ltd. Class A	31,600	125,582

102

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Semiconductor Manufacturing International Corp. (b) (e)	1,521,900	$ 1,902,521
SF Holding Co., Ltd. Class A	76,600	422,838
Shaan Xi Provincial Natural Gas Co., Ltd. Class A	102,300	102,426
Shaanxi International Trust Co., Ltd. Class A	331,000	190,502
Shandong Airlines Co., Ltd. Class B	5,800	5,867
Shandong Chenming Paper Holdings, Ltd. Class B	219,200	88,917
Shandong Gold Mining Co., Ltd. Class A	157,100	745,550
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	127,300	339,944
Shandong Humon Smelting Co., Ltd. Class A (b)	58,200	107,171
Shandong Linglong Tyre Co., Ltd. Class A	55,200	157,533
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	272,000	280,001
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	184,492	173,094
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	48,500	151,452
Shanghai 2345 Network Holding Group Co., Ltd. Class A	404,200	187,350
Shanghai AtHub Co., Ltd. Class A	60,000	289,867
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	101,800	304,493
Shanghai Baosight Software Co., Ltd. Class A	58,600	293,443
Shanghai Baosight Software Co., Ltd. Class B	412,520	799,464
Shanghai Belling Co., Ltd. Class A	56,200	118,834
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	1,109,700	682,465
Shanghai Daimay Automotive Interior Co., Ltd. Class A	67,100	238,757
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	247,300	168,995
Shanghai Diesel Engine Co., Ltd. Class B	162,180	82,387
Security Description	Shares	Value
Shanghai East China Computer Co., Ltd. Class A	57,200	$ 200,807
Shanghai Electric Group Co., Ltd. Class H	3,120,077	1,006,939
Shanghai Environment Group Co., Ltd. Class A	67,900	105,446
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A	55,400	135,761
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	102,000	360,939
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (e)	33,500	89,953
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (b)	16,000	14,042
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	5,531
Shanghai Greencourt Investment Group Co., Ltd. Class B (b)	743,848	259,603
Shanghai Huayi Group Co., Ltd. Class B	165,200	113,988
Shanghai Industrial Development Co., Ltd. Class A	198,900	166,279
Shanghai Industrial Urban Development Group, Ltd.	26,000	3,283
Shanghai International Airport Co., Ltd. Class A	63,900	713,877
Shanghai International Port Group Co., Ltd. Class A	556,500	443,411
Shanghai Jin Jiang Capital Co., Ltd. Class H	28,000	4,215
Shanghai Jinjiang International Hotels Co., Ltd. Class B	176,700	337,144
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	551,682	522,995
Shanghai Jinjiang International Travel Co., Ltd. Class B	224,900	381,205
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	554,066	589,526
Shanghai Lingang Holdings Corp., Ltd. Class A	3,700	13,575
Shanghai Lingang Holdings Corp., Ltd. Class B	129,200	189,924

103

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Shanghai Lingyun Industries Development Co., Ltd. Class B (b)	428,100	$ 250,010
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	57,200	109,415
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	368,568	413,533
Shanghai M&G Stationery, Inc. Class A	66,781	416,703
Shanghai Maling Aquarius Co., Ltd. Class A	84,300	100,340
Shanghai Moons' Electric Co., Ltd. Class A	159,116	290,327
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	136,900	348,902
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	155,200	281,124
Shanghai Phoenix Enterprise Group Co., Ltd. Class B (b)	590,800	295,400
Shanghai Prime Machinery Co., Ltd. Class H	136,000	13,185
Shanghai Pudong Development Bank Co., Ltd. Class A	585,500	970,750
Shanghai RAAS Blood Products Co., Ltd. Class A (b)	217,400	237,456
Shanghai Runda Medical Technology Co., Ltd. Class A	103,700	147,828
Shanghai Shenda Co., Ltd. Class A	148,300	137,476
Shanghai Shibei Hi-Tech Co., Ltd. Class B	291,600	114,016
Shanghai Tianyong Engineering Co., Ltd. Class A	32,121	107,007
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	46,600	116,285
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	81,600	113,506
Shanghai Wanye Enterprises Co., Ltd. Class A	67,300	126,473
Shanghai Weaver Network Co., Ltd. Class A	46,100	409,860
Shanghai Xin Nanyang Only Education & Technology Co., Ltd. Class A (b)	248,400	649,071
Security Description	Shares	Value
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	212,488	$ 242,505
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	59,700	129,579
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	307,700	149,084
Shanxi Meijin Energy Co., Ltd. Class A	148,100	189,760
Shanxi Securities Co., Ltd. Class A	92,400	101,571
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	31,200	337,768
Shengda Mining Co., Ltd. Class A (b)	64,700	125,029
Shengjing Bank Co., Ltd. Class H (d)	362,800	261,477
Shengyi Technology Co., Ltd. Class A	151,300	528,402
Shennan Circuits Co., Ltd. Class A	16,900	357,349
Shenwan Hongyuan Group Co., Ltd. Class A	319,800	214,060
Shenzhen Agricultural Products Group Co., Ltd. Class A	291,000	212,305
Shenzhen Clou Electronics Co., Ltd. Class A (b)	160,100	106,491
Shenzhen Das Intellitech Co., Ltd. Class A (b)	567,037	278,707
Shenzhen Desay Battery Technology Co. Class A	32,600	186,026
Shenzhen Expressway Co., Ltd. Class H	1,522,482	1,984,816
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	204,200	218,177
Shenzhen Fenda Technology Co., Ltd. Class A (b)	368,700	220,976
Shenzhen Gongjin Electronics Co., Ltd. Class A	165,000	320,702
Shenzhen Goodix Technology Co., Ltd. Class A	19,400	552,563
Shenzhen H&T Intelligent Control Co., Ltd. Class A	148,600	263,440
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	97,200	253,168
Shenzhen Heungkong Holding Co., Ltd. Class A	387,300	125,824
Shenzhen Investment, Ltd. (e)	1,427,099	526,101
Shenzhen Jinjia Group Co., Ltd. Class A	131,900	177,499

104

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Shenzhen Kaifa Technology Co., Ltd. Class A	104,500	$ 162,870
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A (b)	81,600	238,817
Shenzhen Kinwong Electronic Co., Ltd. Class A	15,300	98,833
Shenzhen Megmeet Electrical Co., Ltd. Class A	67,600	186,579
Shenzhen MTC Co., Ltd. Class A (b)	1,142,900	446,520
Shenzhen Nanshan Power Co., Ltd. Class B (b)	390,721	250,699
Shenzhen Neptunus Bioengineering Co., Ltd. Class A	634,162	294,827
Shenzhen New Nanshan Holding Group Co., Ltd. Class A (b)	246,800	108,518
Shenzhen Noposion Agrochemicals Co., Ltd. Class A (b)	125,100	105,284
Shenzhen SDG Information Co., Ltd. Class A	121,700	205,696
Shenzhen SEG Co., Ltd. Class B	307,685	110,288
Shenzhen Sunlord Electronics Co., Ltd. Class A	54,900	166,902
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	35,400	91,261
Shenzhen Tagen Group Co., Ltd. Class A	150,200	108,319
Shenzhen Tellus Holding Co., Ltd. Class A (b)	33,000	93,762
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	34,400	108,048
Shenzhou International Group Holdings, Ltd.	180,200	2,353,813
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (b)	169,400	127,384
Shinva Medical Instrument Co., Ltd. Class A	120,600	261,594
Shougang Concord International Enterprises Co., Ltd.	2,498,000	101,967
Sichuan Hebang Biotechnology Co., Ltd. Class A (b)	503,600	109,307
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	26,500	95,963
Sichuan Swellfun Co., Ltd. Class A	16,500	104,713
Security Description	Shares	Value
Sieyuan Electric Co., Ltd. Class A	70,600	$ 109,540
Silergy Corp.	27,000	669,245
Silver Grant International Industries, Ltd. (b)	142,000	23,367
SINA Corp. (b)	46,337	1,815,947
Sinofert Holdings, Ltd.	130,000	13,266
Sinoma Energy Conservation, Ltd. Class A	279,500	199,609
Sinoma Science & Technology Co., Ltd. Class A	262,000	382,294
SinoMedia Holding, Ltd. (e)	65,000	9,950
Sino-Ocean Group Holding, Ltd.	3,089,980	1,048,466
Sinopec Oilfield Service Corp. Class H (b) (e)	148,000	15,481
Sinopec Shanghai Petrochemical Co., Ltd. Class H	3,100,600	901,774
Sinopharm Group Co., Ltd. Class H	592,000	1,853,917
Sino-Platinum Metals Co., Ltd. Class A	51,100	108,265
Sinosoft Technology Group, Ltd.	697,600	159,286
Sinotrans, Ltd. Class H	3,803,300	1,193,474
Sinotruk Hong Kong, Ltd.	110,500	163,789
Sinovac Biotech, Ltd. (b) (g)	63,289	409,480
SITC International Holdings Co., Ltd.	69,000	71,118
Skshu Paint Co., Ltd. Class A	52,800	473,715
Skyworth Digital Co., Ltd. Class A	210,500	252,911
SOHO China, Ltd.	346,000	98,865
SooChow Securities Co., Ltd. Class A	91,600	118,650
Sou Yu Te Group Co., Ltd. Class A (b)	336,500	108,849
Southwest Securities Co., Ltd. Class A	342,500	216,305
SPT Energy Group, Inc. (b)	20,000	1,505
Square Technology Group Co., Ltd. Class A	55,700	114,189
STO Express Co., Ltd. Class A	86,279	277,762
Suli Co., Ltd. Class A	157,380	482,419
Sunac China Holdings, Ltd.	883,000	3,548,039
Suning Universal Co., Ltd. Class A	214,600	110,888
Suning.com Co., Ltd. Class A	175,900	255,185
Sunny Optical Technology Group Co., Ltd.	289,900	4,260,081

105

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Sunsea AIoT Technology Co., Ltd. Class A	71,200	$ 195,817
Sunward Intelligent Equipment Co., Ltd. Class A	136,400	109,636
Suofeiya Home Collection Co., Ltd. Class A	46,000	110,278
Suzhou Anjie Technology Co., Ltd. Class A	74,400	148,462
Suzhou Chunxing Precision Mechanical Co., Ltd. Class A (b)	108,700	133,188
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	96,100	265,105
Suzhou Keda Technology Co., Ltd. Class A	167,567	275,008
Synertone Communication Corp. (b)	54,400	541
Taiji Computer Corp., Ltd. Class A	49,600	205,173
TAL Education Group ADR (b)	153,553	5,257,655
Tangrenshen Group Co., Ltd. Class A	147,400	200,009
Tangshan Jidong Cement Co., Ltd. Class A	90,600	194,491
TCL Corp. Class A	539,800	269,099
TCL Electronics Holdings, Ltd.	52,000	26,068
Teamax Smart City Technology Corp., Ltd. Class A (b)	171,300	104,586
Tech-Bank Food Co., Ltd. Class A (b)	145,300	234,394
Tecon Biology Co., Ltd. Class A	164,800	205,850
Tencent Holdings, Ltd.	2,564,756	108,028,986
Tian Ge Interactive Holdings, Ltd. (b) (d)	70,000	17,859
Tianfeng Securities Co., Ltd. Class A	249,700	300,359
Tiangong International Co., Ltd.	138,000	50,170
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	3,700	11,450
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	101,000	99,144
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	138,500	234,867
Tianma Microelectronics Co., Ltd. Class A	56,300	108,955
Tianneng Power International, Ltd. (e)	130,000	91,538
Tingyi Cayman Islands Holding Corp.	1,442,000	2,030,727
Security Description	Shares	Value
Titan Wind Energy Suzhou Co., Ltd. Class A	320,900	$ 313,656
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	9,095
Tongding Interconnection Information Co., Ltd. Class A	140,842	151,468
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	46,300	113,461
Tongwei Co., Ltd. Class A	184,200	328,615
Tongyu Communication, Inc. Class A	70,763	262,096
Topchoice Medical Investment Corp. Class A (b)	29,500	423,423
Transfar Zhilian Co., Ltd. Class A	101,100	110,144
TravelSky Technology, Ltd. Class H	1,016,427	2,110,803
Trigiant Group, Ltd.	22,000	4,013
Tsingtao Brewery Co., Ltd. Class A	122,300	830,610
UE Furniture Co., Ltd. Class A	256,487	411,244
Unigroup Guoxin Microelectronics Co., Ltd. Class A	22,800	163,117
Uni-President China Holdings, Ltd.	72,000	77,700
Unisplendour Corp., Ltd. Class A	65,040	286,711
Universal Health International Group Holding, Ltd. (b)	69,000	854
Universal Scientific Industrial Shanghai Co., Ltd. Class A	90,300	194,858
Uxin, Ltd. ADR (b) (e)	25,890	63,430
V1 Group, Ltd. (b)	1,790,200	45,900
Valiant Co., Ltd. Class A	159,900	280,114
Vatti Corp., Ltd. Class A	80,100	110,484
Venustech Group, Inc. Class A	118,900	532,463
Vipshop Holdings, Ltd. ADR (b)	162,161	1,446,476
Visionox Technology, Inc. Class A (b)	59,700	141,868
Visual China Group Co., Ltd. Class A	88,400	253,272
Wangneng Environment Co., Ltd. Class A	71,110	161,912
Wanhua Chemical Group Co., Ltd. Class A	78,700	486,558
Want Want China Holdings, Ltd. (e)	4,579,000	3,662,312
Wasu Media Holding Co., Ltd. Class A	124,500	163,183

106

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Weibo Corp. ADR (b) (e)	17,812	$ 797,087
Weichai Power Co., Ltd. Class A	851,063	1,337,160
West China Cement, Ltd.	1,412,000	230,548
Westone Information Industry, Inc. Class A	27,100	105,839
Wisdom Sports Group (e)	75,000	2,105
Wolong Electric Group Co., Ltd. Class A	86,700	100,890
Wuhan DDMC Culture Co., Ltd. Class A	67,400	105,708
Wuhan Guide Infrared Co., Ltd. Class A	99,600	331,386
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	200,730	506,800
Wuliangye Yibin Co., Ltd. Class A	141,500	2,571,935
WUS Printed Circuit Kunshan Co., Ltd. Class A	94,500	324,210
WuXi AppTec Co., Ltd. Class A	78,000	946,984
Wuxi Biologics Cayman, Inc. (b) (d)	156,500	1,597,061
Xiamen Goldenhome Co., Ltd. Class A	23,000	206,708
Xiamen International Port Co., Ltd. Class H	26,000	3,317
Xiamen Kingdomway Group Co. Class A	57,400	132,062
Xiangpiaopiao Food Co., Ltd. Class A	3,700	15,108
Xiaomi Corp. Class B (b) (d) (e)	5,504,600	6,179,106
Xilinmen Furniture Co., Ltd. Class A (b)	68,200	118,805
Xinchen China Power Holdings, Ltd. (b) (e)	490,000	19,376
Xinhua Winshare Publishing and Media Co., Ltd. Class A	104,500	203,843
Xinhuanet Co., Ltd. Class A	42,700	119,289
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	313,100	548,929
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	16,260	19,248
Xinjiang Tianshan Cement Co., Ltd. Class A	77,700	119,033
Xinjiang Tianye Co., Ltd. Class A	156,600	102,190
Xinyangfeng Agricultural Technology Co., Ltd. Class A	187,200	270,005
Xinyi Solar Holdings, Ltd.	1,594,369	955,881
Security Description	Shares	Value
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (d) (e)	6,500	$ 10,480
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	366,112	622,388
Yantai Eddie Precision Machinery Co., Ltd. Class A	102,154	367,635
Yantai Tayho Advanced Materials Co., Ltd. Class A	136,400	196,543
Yanzhou Coal Mining Co., Ltd. Class H (e)	1,238,000	1,257,045
Yestar Healthcare Holdings Co., Ltd. (b)	22,500	4,276
YGSOFT, Inc. Class A	239,106	328,799
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (d)	37,000	180,530
Yifeng Pharmacy Chain Co., Ltd. Class A	29,700	327,810
Yihai International Holding, Ltd.	55,000	326,938
Yijiahe Technology Co., Ltd. Class A	10,980	98,465
Yingli Green Energy Holding Co., Ltd. ADR (b)	11,828	2,030
Yixintang Pharmaceutical Group Co., Ltd. Class A	33,900	106,383
Yonghui Superstores Co., Ltd. Class A	295,000	367,242
Yonyou Network Technology Co., Ltd. Class A	140,100	606,017
Yotrio Group Co., Ltd. Class A	446,830	226,506
Youzu Interactive Co., Ltd. Class A (b)	107,200	238,683
YTO Express Group Co., Ltd. Class A	155,000	249,825
Yum China Holdings, Inc.	148,979	6,768,116
Yunda Holding Co., Ltd. Class A	122,622	590,685
Yunnan Baiyao Group Co., Ltd. Class A	19,400	206,600
Yunnan Energy New Material Co., Ltd.	3,700	17,279
YY, Inc. ADR (b)	15,486	870,778
Zai Lab, Ltd. ADR (b)	6,865	222,083
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	8,300	118,412
Zhaojin Mining Industry Co., Ltd. Class H	36,500	42,230
Zhefu Holding Group Co., Ltd. Class A	672,200	429,232
Zhejiang Century Huatong Group Co., Ltd. Class A	81,200	101,995

107

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Zhejiang Chint Electrics Co., Ltd. Class A	32,900	$ 100,572
Zhejiang Communications Technology Co., Ltd.	148,600	107,998
Zhejiang Conba Pharmaceutical Co., Ltd. Class A	120,700	106,989
Zhejiang Crystal-Optech Co., Ltd. Class A	148,300	304,649
Zhejiang Dahua Technology Co., Ltd. Class A	65,900	159,370
Zhejiang Dayuan Pumps Industrial Co., Ltd. Class A	56,852	126,980
Zhejiang Dingli Machinery Co., Ltd. Class A	25,000	210,749
Zhejiang Expressway Co., Ltd. Class H	2,543,862	2,200,090
Zhejiang Grandwall Electric Science&Technology Co., Ltd. Class A	53,000	139,603
Zhejiang Hangmin Co., Ltd. Class A	308,175	261,948
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	120,100	115,707
Zhejiang Huafeng Spandex Co., Ltd. Class A	626,800	443,250
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	67,200	99,560
Zhejiang Jingu Co., Ltd. Class A	169,900	166,541
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	71,000	102,306
Zhejiang Juhua Co., Ltd. Class A	142,500	141,079
Zhejiang Longsheng Group Co., Ltd. Class A	104,800	206,336
Zhejiang Meida Industrial Co., Ltd. Class A	61,500	110,836
Zhejiang NHU Co., Ltd. Class A	70,700	211,767
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	83,900	137,343
Zhejiang Satellite Petrochemical Co., Ltd. Class A	67,300	117,143
Zhejiang Semir Garment Co., Ltd. Class A	84,100	145,560
Zhejiang Supor Co., Ltd. Class A	24,277	243,851
Zhejiang Tony Electronic Co., Ltd. Class A	29,200	107,580
Zhejiang Weiming Environment Protection Co., Ltd. Class A	102,600	298,553
Security Description	Shares	Value
Zhejiang Weixing New Building Materials Co., Ltd. Class A	54,000	$ 120,232
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	95,200	100,516
Zhejiang Yankon Group Co., Ltd. Class A	320,400	195,169
Zhejiang Yasha Decoration Co., Ltd. Class A	979,525	736,578
Zhejiang Yongtai Technology Co., Ltd. Class A	147,439	173,841
Zheshang Securities Co., Ltd. Class A	82,500	99,931
Zhongjin Gold Corp., Ltd. Class A	82,000	99,670
Zhuzhou CRRC Times Electric Co., Ltd. Class H	383,700	1,588,268
Zijin Mining Group Co., Ltd. Class H	4,567,000	1,578,765
ZJBC Information Technology Co., Ltd. Class A	126,500	172,358
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	685,200	546,916
ZTE Corp. Class H (b)	634,345	1,683,085
ZTO Express Cayman, Inc. ADR	96,919	2,067,282
		880,768,358
COLOMBIA — 0.5%
Almacenes Exito SA (g)	78,447	397,371
Avianca Holdings SA Preference Shares	1,210,987	529,172
Banco Davivienda SA Preference Shares	137,813	1,683,809
Banco de Bogota SA	26,839	620,349
Bancolombia SA ADR	46,320	2,290,524
Bancolombia SA	128,063	1,454,234
Bolsa de Valores de Colombia	113,787	376,187
Celsia SA ESP	68,502	85,665
Cementos Argos SA	92,995	198,905
Cementos Argos SA Preference Shares	106,918	190,571
Cemex Latam Holdings SA (b)	20,696	25,792
Constructora Conconcreto SA (b)	124,539	17,543
Corp. Financiera Colombiana SA (b)	46,287	373,122
Ecopetrol SA	1,232,830	1,045,536
Empresa de Telecomunicaciones de Bogota (b)	2,243,194	147,678

108

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Grupo Argos SA Preference Shares	102,659	$ 400,194
Grupo Argos SA	33,751	165,531
Grupo Aval Acciones y Valores SA	1,679,932	620,595
Grupo de Inversiones Suramericana SA Preference Shares	50,524	426,740
Grupo de Inversiones Suramericana SA	50,290	477,100
Grupo Nutresa SA	46,848	341,280
Interconexion Electrica SA ESP	186,813	979,593
		12,847,491
CZECH REPUBLIC — 0.3%
CEZ A/S	168,122	3,709,610
Komercni banka A/S	88,774	2,999,115
		6,708,725
EGYPT — 0.4%
Commercial International Bank Egypt SAE	1,562,839	7,451,858
Egypt Kuwait Holding Co. SAE	627,536	884,826
Egyptian Financial Group-Hermes Holding Co.	871,077	1,040,500
Orascom Investment Holding (b)	102,728	3,644
Qalaa Holdings SAE (b)	512,469	77,187
		9,458,015
GREECE — 0.3%
Alpha Bank AE (b)	366,192	683,868
Diana Shipping, Inc. (b)	14,499	49,007
DryShips, Inc. (b) (e)	23,200	121,336
Ellaktor SA (b)	369	736
Eurobank Ergasias SA (b)	1,500,778	1,452,899
FF Group (b) (f)	5,627	2,945
Fourlis Holdings SA	176	1,057
Frigoglass SAIC (b)	99	24
GEK Terna Holding Real Estate Construction SA (b)	715	5,192
Hellenic Exchanges - Athens Stock Exchange SA	103,353	519,434
Hellenic Telecommunications Organization SA	86,372	1,190,217
Holding Co. ADMIE IPTO SA	5,373	12,184
Intralot SA-Integrated Lottery Systems & Services (b)	390,213	161,656
JUMBO SA	35,456	672,968
Marfin Investment Group Holdings SA (b)	1,204,050	171,433
Security Description	Shares	Value
Mytilineos Holdings SA	181	$ 1,889
National Bank of Greece SA (b)	150,715	458,916
OPAP SA	112,933	1,161,633
Piraeus Bank SA (b)	148,640	499,106
Public Power Corp. SA (b)	24,620	84,280
Safe Bulkers, Inc. (b) (e)	64,788	113,379
Sarantis SA	12,916	114,056
Star Bulk Carriers Corp. (b)	9,243	93,077
Terna Energy SA	215	1,739
		7,573,031
HONG KONG — 2.4%
AGTech Holdings, Ltd. (b)	56,000	2,643
Alibaba Pictures Group, Ltd. (b)	7,622,400	1,234,846
AMVIG Holdings, Ltd.	130,000	31,010
Asian Citrus Holdings, Ltd. (b) (e) (f)	51,000	—
Bosideng International Holdings, Ltd.	1,398,000	595,622
Camsing International Holding, Ltd. (g)	106,000	15,685
Carnival Group International Holdings, Ltd. (b) (e)	680,000	2,949
Central Wealth Group Holdings, Ltd. (b) (e)	168,000	1,629
Chia Tai Enterprises International, Ltd. (b)	2,300	510
China All Access Holdings, Ltd.	28,000	721
China Animation Characters Co., Ltd. (e)	65,000	16,168
China Everbright, Ltd.	24,000	28,074
China Fiber Optic Network System Group, Ltd. (b) (f)	88,800	—
China Financial International Investments, Ltd. (b)	640,000	10,450
China Financial Leasing Group, Ltd. (b)	80,000	1,143
China First Capital Group, Ltd. (b)	682,000	199,222
China Gas Holdings, Ltd.	1,302,400	5,033,895
China High Speed Transmission Equipment Group Co., Ltd. (e)	650,000	398,819
China Jicheng Holdings, Ltd. (b) (d)	117,414	524
China Mobile, Ltd.	2,630,158	21,757,500
China National Culture Group, Ltd. (b)	670,000	1,197
China NT Pharma Group Co., Ltd. (b)	1,445,600	92,201
China Ocean Industry Group, Ltd. (b) (e)	2,435,000	3,106

109

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
China Oil & Gas Group, Ltd.	132,000	$ 4,715
China Public Procurement, Ltd. (b)	6,720	227
China Resources Cement Holdings, Ltd.	332,000	332,872
China Resources Land, Ltd.	1,576,222	6,604,956
China State Construction International Holdings, Ltd.	159,250	149,715
China Vanguard You Champion Holdings, Ltd. (b)	70,000	2,277
Citychamp Watch & Jewellery Group, Ltd. (b) (e)	1,396,000	309,850
Comba Telecom Systems Holdings, Ltd.	146,117	33,923
Concord New Energy Group, Ltd.	120,000	5,893
CP Pokphand Co., Ltd.	2,978,000	254,517
Digital China Holdings, Ltd. (e)	707,000	380,583
Essex Bio-technology, Ltd.	693,000	451,722
Eternity Investment, Ltd. (b)	40,574	813
Feiyu Technology International Co., Ltd. (b) (d)	19,500	435
First Shanghai Investments, Ltd. (b)	40,000	1,888
Fullshare Holdings, Ltd. (b) (e)	3,792,000	123,346
GCL-Poly Energy Holdings, Ltd. (b) (e)	4,620,000	185,639
Golden Meditech Holdings, Ltd. (b)	44,000	4,883
Ground International Development, Ltd. (b) (e)	2,345,000	36,793
Guangdong Investment, Ltd.	2,206,229	4,317,110
Haier Electronics Group Co., Ltd.	72,000	187,820
Hengdeli Holdings, Ltd.	9,565,600	457,573
Hi Sun Technology China, Ltd. (b)	225,000	38,460
Huabao International Holdings, Ltd.	675,000	247,117
Huayi Tencent Entertainment Co., Ltd. (b)	110,000	1,431
Imperial Pacific International Holdings, Ltd. (b) (e)	14,990,000	305,942
Ju Teng International Holdings, Ltd.	134,500	31,569
Kingboard Holdings, Ltd.	643,340	1,702,848
Security Description	Shares	Value
Kingboard Laminates Holdings, Ltd.	386,000	$ 348,116
Lee & Man Paper Manufacturing, Ltd.	76,000	41,105
Life Healthcare Group, Ltd. (b)	88,000	438
Millennium Pacific Group Holdings, Ltd. (b)	23,750	848
Munsun Capital Group, Ltd. (b)	51,111	828
Neo Telemedia, Ltd. (b)	5,768,000	100,801
NetDragon Websoft Holdings, Ltd.	34,500	80,271
NewOcean Energy Holdings, Ltd. (b) (e)	22,000	4,153
Nine Dragons Paper Holdings, Ltd.	1,473,000	1,240,120
Pou Sheng International Holdings, Ltd.	765,000	227,371
Real Nutriceutical Group, Ltd. (b) (f)	199,000	2,538
Shenwan Hongyuan HK, Ltd. (e)	10,000	1,492
Shenzhen International Holdings, Ltd.	440,093	845,447
Shimao Property Holdings, Ltd.	799,220	2,334,635
SIM Technology Group, Ltd.	2,720,000	79,802
Sino Biopharmaceutical, Ltd.	3,442,000	4,373,080
Skyworth Group, Ltd.	1,395,225	359,512
Solargiga Energy Holdings, Ltd. (b)	4,359,000	53,936
Solartech International Holdings, Ltd. (b) (e)	1,000,000	7,781
SSY Group, Ltd.	199,740	157,970
Sun Art Retail Group, Ltd.	739,500	750,876
Suncorp Technologies, Ltd. (b)	4,850,000	10,517
Tech Pro Technology Development, Ltd. (b) (e) (f)	484,000	2,099
Tibet Water Resources, Ltd. (b)	67,000	12,051
United Laboratories International Holdings, Ltd.	12,000	6,307
Vision Values Holdings, Ltd. (b)	90,000	2,331
Wanda Hotel Development Co., Ltd. (b)	556,000	32,625
Wasion Holdings, Ltd.	24,000	9,093
WH Group, Ltd. (d)	3,855,500	3,452,510
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (b)	12,250	1,891
Xinyi Glass Holdings, Ltd.	1,516,000	1,668,888

110

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Yip's Chemical Holdings, Ltd.	10,000	$ 2,896
Yuexiu Property Co., Ltd.	6,050,000	1,311,963
Yuexiu Transport Infrastructure, Ltd.	1,258	1,086
		63,128,208
HUNGARY — 0.5%
MOL Hungarian Oil & Gas PLC	334,424	3,145,590
OTP Bank Nyrt	182,789	7,608,996
Richter Gedeon Nyrt	165,577	2,678,324
		13,432,910
INDIA — 11.9%
Adani Enterprises, Ltd.	97,508	200,674
Adani Gas, Ltd.	2,430	4,430
Adani Green Energy, Ltd. (b)	158,663	130,412
Adani Ports & Special Economic Zone, Ltd.	454,298	2,653,589
Adani Power, Ltd. (b)	383,047	347,543
Adani Transmission, Ltd. (b)	60,019	193,602
Aditya Birla Capital, Ltd. GDR (b)	285	342
Aditya Birla Fashion and Retail, Ltd. (b)	54,945	163,861
AIA Engineering, Ltd.	6,406	161,265
Alok Industries, Ltd. (b)	2,075,728	48,328
Amtek Auto, Ltd. (b) (f)	25,821	—
Anant Raj, Ltd.	611,183	291,927
Apollo Hospitals Enterprise, Ltd.	58,051	1,143,101
Ashok Leyland, Ltd.	349,276	338,587
Asian Paints, Ltd.	47,198	1,173,576
AstraZeneca Pharma India, Ltd.	42,319	1,381,944
Aurobindo Pharma, Ltd.	189,441	1,574,469
Avenue Supermarts, Ltd. (b) (d)	21,999	577,565
Axis Bank, Ltd.	737,209	7,125,677
Bajaj Finance, Ltd.	64,516	3,683,355
Bajaj Hindusthan Sugar, Ltd. (b)	952,311	87,345
Balkrishna Industries, Ltd.	12,111	132,656
Balrampur Chini Mills, Ltd.	470,970	1,026,422
Bandhan Bank, Ltd. (d)	14,382	99,825
BF Investment, Ltd. (b)	105,224	419,819
Bharat Electronics, Ltd.	109,104	166,730
Bharat Forge, Ltd.	25,830	162,684
Bharat Heavy Electricals, Ltd.	1,133,138	773,879
Bharat Petroleum Corp., Ltd.	216,119	1,433,600
Bharti Airtel, Ltd.	1,156,809	5,991,448
Bharti Infratel, Ltd.	223,925	812,994
Biocon, Ltd.	212,919	669,833
Security Description	Shares	Value
Birlasoft, Ltd.	117,907	$ 115,214
Bombay Dyeing & Manufacturing Co., Ltd.	37,481	41,120
Bosch, Ltd.	794	157,567
Britannia Industries, Ltd.	97,341	4,043,902
Caplin Point Laboratories, Ltd.	41,005	245,444
CG Power and Industrial Solutions, Ltd. (b)	316,147	63,123
Cipla, Ltd.	515,675	3,096,140
Coal India, Ltd.	378,513	1,067,407
CORE Education & Technologies, Ltd. (b) (f)	9,253	—
Crompton Greaves Consumer Electricals, Ltd.	38,494	135,956
Dabur India, Ltd.	51,691	326,220
DCB Bank, Ltd.	1,079,642	2,975,274
Delta Corp., Ltd.	94,535	225,303
Dewan Housing Finance Corp., Ltd. (b)	382,116	208,935
Dilip Buildcon, Ltd. (d)	11,043	64,869
Dish TV India, Ltd.	181,526	46,490
Dishman Carbogen Amcis, Ltd.	32,497	76,234
Divi's Laboratories, Ltd.	12,583	295,715
Dr Reddy's Laboratories, Ltd. ADR (e)	95,547	3,620,276
Edelweiss Financial Services, Ltd.	168,586	225,753
Educomp Solutions, Ltd. (b)	22,435	412
Eicher Motors, Ltd.	4,724	1,184,200
Equitas Holdings, Ltd. (b)	51,474	75,393
Era Infra Engineering, Ltd. (b) (f)	2,941	—
FDC, Ltd. (b)	98,723	243,294
Federal Bank, Ltd.	216,609	276,306
Fortis Healthcare, Ltd. (b)	269,502	513,952
Future Retail, Ltd. (b)	44,061	236,753
GAIL India, Ltd.	1,639,450	3,111,468
Gammon India, Ltd. (b) (f)	139,302	1,622
Gateway Distriparks, Ltd.	167,075	255,320
Gitanjali Gems, Ltd. (b) (f)	3,573	—
Glenmark Pharmaceuticals, Ltd.	44,867	205,789
Godrej Consumer Products, Ltd.	100,374	973,447
Godrej Industries, Ltd.	277,431	1,598,769
Granules India, Ltd.	562,527	831,065
Graphite India, Ltd.	45,849	188,232
Grasim Industries, Ltd. GDR	209	2,153
Grasim Industries, Ltd.	52,770	543,644
GRUH Finance, Ltd.	456,209	1,733,907
GTL Infrastructure, Ltd. (b)	2,071,721	16,078
GTL, Ltd. (b)	312,143	9,470

111

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Gujarat NRE Coke, Ltd. (b) (f)	25,505	$ —
Gujarat Pipavav Port, Ltd.	17,005	20,660
GVK Power & Infrastructure, Ltd. (b)	1,191,192	68,914
HCL Technologies, Ltd.	291,453	4,444,045
HDFC Bank, Ltd.	1,733,264	30,020,191
HEG, Ltd.	12,570	169,069
Hemisphere Properties India, Ltd. (b) (g)	123,253	264,128
Hero MotoCorp, Ltd.	105,366	4,021,356
Himadri Speciality Chemical, Ltd.	176,844	202,125
Himatsingka Seide, Ltd.	34,138	68,980
Hindalco Industries, Ltd.	525,634	1,419,243
Hindustan Construction Co., Ltd. (b)	969,957	117,021
Hindustan Petroleum Corp., Ltd.	157,665	671,206
Hindustan Unilever, Ltd.	458,379	12,819,241
Housing Development & Infrastructure, Ltd. (b)	93,913	5,301
Housing Development Finance Corp., Ltd.	899,554	25,095,151
ICICI Bank, Ltd. ADR	997,007	12,143,545
IDFC First Bank, Ltd. (b)	138,025	78,294
IDFC, Ltd.	18	9
IFB Industries, Ltd. (b)	7,261	68,600
IIFL Holdings, Ltd.	48,205	84,787
IIFL Securities, Ltd. (b)	48,586	21,150
IIFL Wealth Management, Ltd. (b)	6,940	120,945
India Cements, Ltd.	152,293	169,874
Indiabulls Housing Finance, Ltd.	120,222	434,109
Indiabulls Integrated Services, Ltd. (b)	24,857	45,387
Indiabulls Real Estate, Ltd. (b)	200,432	129,815
Indiabulls Ventures, Ltd.	85,289	149,051
Indian Hotels Co., Ltd.	709,164	1,599,073
Indian Oil Corp., Ltd.	472,074	981,867
IndusInd Bank, Ltd.	161,188	3,146,824
Infibeam Avenues, Ltd. (b)	277,290	157,878
Info Edge India, Ltd.	29,599	844,152
Infosys, Ltd. ADR	1,848,323	21,015,432
InterGlobe Aviation, Ltd. (d)	16,794	447,796
IRB Infrastructure Developers, Ltd. (b)	35,322	37,082
ITC, Ltd.	1,401,915	5,140,310
ITC, Ltd. GDR	60,049	220,176
IVRCL, Ltd. (b) (g)	5,304,684	29,941
Jain Irrigation Systems, Ltd.	202,946	55,555
Jaiprakash Associates, Ltd. (b)	433,367	13,759
Security Description	Shares	Value
Jet Airways India, Ltd. (b)	145,324	$ 57,622
Jindal Steel & Power, Ltd. (b)	49,704	72,625
JSW Steel, Ltd.	82,041	266,201
Jubilant Foodworks, Ltd.	37,946	727,877
Jubilant Life Sciences, Ltd.	32,964	234,966
Just Dial, Ltd. (b)	54,548	531,288
KEI Industries, Ltd.	83,481	640,106
Kotak Mahindra Bank, Ltd.	323,238	7,500,462
KPIT Technologies, Ltd.	101,055	135,893
L&T Finance Holdings, Ltd.	52,834	63,183
Lanco Infratech, Ltd. (b) (f)	15,749,074	—
Larsen & Toubro, Ltd. GDR	422,815	8,794,552
LIC Housing Finance, Ltd.	163,061	866,629
Lupin, Ltd.	99,205	1,001,866
LUX Industries, Ltd.	26,383	447,927
Magma Fincorp, Ltd.	74,704	54,498
Mahanagar Telephone Nigam, Ltd. (b)	442,880	36,246
Mahindra & Mahindra Financial Services, Ltd.	147,047	680,573
Mahindra & Mahindra, Ltd. GDR	700,354	5,427,743
MakeMyTrip, Ltd. (b) (e)	18,022	408,919
Manpasand Beverages, Ltd.	59,045	6,207
Marico, Ltd.	77,701	432,258
Marksans Pharma, Ltd.	1,409,918	275,542
Maruti Suzuki India, Ltd.	81,521	7,725,243
Max India, Ltd. (b)	125,851	111,789
Mindtree, Ltd.	29,970	299,324
Monnet Ispat & Energy, Ltd. (b)	4,550	742
Motherson Sumi Systems, Ltd.	196,631	291,192
Mphasis, Ltd.	7,570	102,224
MRF, Ltd.	1,540	1,375,344
NCC, Ltd.	182,991	142,145
NIIT Technologies, Ltd.	671	13,207
NIIT, Ltd.	74,456	95,974
NTPC, Ltd.	1,243,739	2,062,111
Oil & Natural Gas Corp., Ltd.	2,054,555	3,821,009
OnMobile Global, Ltd.	13,542	6,841
Opto Circuits India, Ltd. (b)	2,136,574	128,130
Orient Electric, Ltd.	53,721	125,531
Page Industries, Ltd.	2,305	732,391
Paisalo Digital, Ltd.	15,085	87,176
PC Jeweller, Ltd.	136,474	62,105
Pfizer, Ltd.	9,326	440,982
Phillips Carbon Black, Ltd.	45,428	76,121
Piramal Enterprises, Ltd.	33,392	769,179
Power Grid Corp. of India, Ltd.	257,258	722,563
Prism Johnson, Ltd.	77,291	90,303
Procter & Gamble Health, Ltd.	3,389	224,418

112

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
PS IT Infrastructure & Services, Ltd. (b)	567,607	$ 243,882
PTC India, Ltd.	474,534	376,982
Punj Lloyd, Ltd. (b)	676,869	10,984
Radico Khaitan, Ltd.	62,873	279,460
Rain Industries, Ltd.	95,707	129,376
Rajesh Exports, Ltd.	77,322	727,572
RattanIndia Infrastructure, Ltd. (b)	178,049	4,648
Raymond, Ltd.	29,188	229,921
Redington India, Ltd.	74,810	123,982
REI Agro, Ltd. (b) (f)	1,873,023	—
Reliance Capital, Ltd. (b)	65,361	22,688
Reliance Communications, Ltd. (b)	735,361	7,782
Reliance Home Finance, Ltd. (b)	12,884	700
Reliance Industries, Ltd. GDR (d)	710,527	26,502,657
Reliance Infrastructure, Ltd. (b)	186,390	77,061
Repco Home Finance, Ltd.	31,299	137,971
Rolta India, Ltd. (b)	812,767	58,490
Ruchi Soya Industries, Ltd. (b)	1,186,726	58,609
Schneider Electric Infrastructure, Ltd. (b)	64,684	71,786
Sequent Scientific, Ltd.	522,245	557,479
Shankara Building Products, Ltd.	25,573	118,341
Sharda Cropchem, Ltd.	16,834	71,641
Shilpa Medicare, Ltd.	53,362	209,325
Shriram Transport Finance Co., Ltd.	67,881	1,025,847
Siemens, Ltd.	175,009	3,743,853
Sintex Industries, Ltd. (b)	345,504	9,019
Sintex Plastics Technology, Ltd. (b)	91,543	4,715
Solara Active Pharma Sciences, Ltd.	40,829	215,440
Srei Infrastructure Finance, Ltd.	210,168	27,432
State Bank of India GDR (b)	83,315	3,199,296
Sterlite Technologies, Ltd.	76,709	170,371
Strides Pharma Science, Ltd.	77,864	338,072
Sun Pharma Advanced Research Co., Ltd. (b)	15,617	27,689
Sun Pharmaceutical Industries, Ltd.	616,292	3,386,750
Sun TV Network, Ltd.	58,210	388,265
Suven Life Sciences, Ltd.	190,647	748,935
Suzlon Energy, Ltd. (b)	3,250,007	103,184
Swan Energy, Ltd.	120,007	186,017
Symphony, Ltd.	8,990	163,915
TAKE Solutions, Ltd.	109,540	160,132
Security Description	Shares	Value
Tata Communications, Ltd.	127,059	$ 672,508
Tata Consultancy Services, Ltd.	468,194	13,869,004
Tata Elxsi, Ltd.	22,035	210,575
Tata Motors, Ltd. ADR (b) (e)	208,504	1,749,349
Tata Power Co., Ltd.	1,859,638	1,640,036
Tata Steel, Ltd.	277,610	1,412,165
TeamLease Services, Ltd. (b)	4,363	186,229
Tech Mahindra, Ltd.	235,996	2,379,314
Tejas Networks, Ltd. (d)	105,487	124,065
Thyrocare Technologies, Ltd. (d)	39,675	288,764
Titan Co., Ltd.	79,032	1,419,689
Ujjivan Financial Services, Ltd.	42,461	188,552
UltraTech Cement, Ltd.	13,425	822,383
Unichem Laboratories, Ltd.	114,446	292,216
Unitech, Ltd. (b)	724,861	5,626
United Breweries, Ltd.	40,958	778,573
United Spirits, Ltd. (b)	181,359	1,706,907
UPL, Ltd.	141,210	1,203,404
Vakrangee, Ltd.	259,423	110,550
Vedanta, Ltd.	466,735	1,015,217
Venky's India, Ltd.	6,963	157,100
Videocon Industries, Ltd. (b)	931,948	19,068
VIP Industries, Ltd.	38,758	262,156
V-Mart Retail, Ltd.	9,944	295,133
Vodafone Idea, Ltd. (b)	700,605	60,799
VST Industries, Ltd.	10,948	583,095
Welspun India, Ltd.	113,105	84,028
Wipro, Ltd. ADR	891,267	3,253,125
Wockhardt, Ltd. (b)	52,638	190,442
Yes Bank, Ltd.	555,416	324,462
Zee Entertainment Enterprises, Ltd.	320,245	1,199,753
Zensar Technologies, Ltd.	35,637	110,277
		317,249,800
INDONESIA — 2.4%
Alam Sutera Realty Tbk PT (b)	5,085,200	103,889
Astra International Tbk PT	12,555,303	5,837,619
Bank Central Asia Tbk PT	7,095,240	15,170,168
Bank Danamon Indonesia Tbk PT	1,799,518	602,163
Bank Mandiri Persero Tbk PT	12,188,163	5,988,900
Bank Negara Indonesia Persero Tbk PT	1,374,600	711,751
Bank Rakyat Indonesia Persero Tbk PT	31,218,463	9,060,942
Barito Pacific Tbk PT	22,854,820	1,593,961
Bekasi Fajar Industrial Estate Tbk PT	3,223,600	58,136

113

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Bumi Resources Tbk PT (b)	1,867,500	$ 11,840
Bumi Serpong Damai Tbk PT (b)	2,682,200	262,646
Charoen Pokphand Indonesia Tbk PT	2,952,300	1,112,702
Ciputra Development Tbk PT	4,187,452	311,220
Citra Marga Nusaphala Persada Tbk PT (b)	1,169,741	167,282
Garuda Indonesia Persero Tbk PT (b)	8,997,400	323,260
Global Mediacom Tbk PT (b)	453,500	10,862
Indah Kiat Pulp & Paper Corp. Tbk PT	482,000	219,863
Indocement Tunggal Prakarsa Tbk PT	376,800	497,047
Indofood Sukses Makmur Tbk PT	5,365,751	2,910,622
Indosat Tbk PT (b)	1,774,400	356,255
Japfa Comfeed Indonesia Tbk PT	766,500	85,317
Kalbe Farma Tbk PT	25,251,761	2,979,690
Kawasan Industri Jababeka Tbk PT (b)	3,561,531	79,786
Lippo Cikarang Tbk PT (b)	147,100	12,643
Lippo Karawaci Tbk PT (b)	27,834,630	462,767
Matahari Department Store Tbk PT	258,400	62,438
Matahari Putra Prima Tbk PT (b)	462,700	5,704
Mayora Indah Tbk PT	4,128,907	648,641
Medco Energi Internasional Tbk PT (b)	10,138,807	492,834
Media Nusantara Citra Tbk PT	602,700	52,436
Modernland Realty Tbk PT (b)	5,430,100	91,044
Pabrik Kertas Tjiwi Kimia Tbk PT	231,638	172,158
Pakuwon Jati Tbk PT	3,836,100	179,712
Perusahaan Gas Negara Tbk PT	9,487,200	1,403,531
Semen Indonesia Persero Tbk PT	605,500	492,675
Sigmagold Inti Perkasa Tbk PT (b) (f)	1,312,600	—
Summarecon Agung Tbk PT	2,957,400	240,634
Telekomunikasi Indonesia Persero Tbk PT	25,772,600	7,825,284
Tiga Pilar Sejahtera Food Tbk (b) (f)	2,383,200	14,103
Unilever Indonesia Tbk PT	452,700	1,482,955
United Tractors Tbk PT	1,065,922	1,545,005
		63,640,485
Security Description	Shares	Value
KUWAIT — 0.5%
A'ayan Leasing & Investment Co. KSCP (b)	687,934	$ 127,031
Agility Public Warehousing Co. KSC	251,600	594,383
Burgan Bank SAK	97,864	101,932
Humansoft Holding Co. KSC	82,195	843,960
Kuwait Finance House KSCP	1,138,347	2,524,673
Kuwait Real Estate Co. KSC (b)	1,708,761	450,280
Mabanee Co. SAK	56,395	141,567
Mobile Telecommunications Co. KSC	123,409	218,150
National Bank of Kuwait SAKP	2,079,208	6,469,558
National Industries Group Holding SAK	466,381	344,786
National Investments Co. KSCP	572,419	235,099
Warba Bank KSCP (b)	346,159	283,205
		12,334,624
MACAU — 0.0% (a)
Newtree Group Holdings, Ltd. (b)	35,000	2,366
MALAYSIA — 2.3%
Aeon Co. M Bhd	4,190,490	1,461,217
AEON Credit Service M Bhd	83,450	290,590
AirAsia Group Bhd	804,500	338,171
Alliance Bank Malaysia Bhd	3,316,000	2,257,129
Axiata Group Bhd	1,031,745	1,059,590
Bahvest Resources Bhd (b)	1,233,600	150,259
Berjaya Sports Toto Bhd	1,610,914	1,015,718
Bintulu Port Holdings Bhd	94	84
British American Tobacco Malaysia Bhd	7,200	32,569
Bursa Malaysia Bhd	1,030,739	1,501,674
Capitaland Malaysia Mall Trust REIT	1,070,500	276,126
Carlsberg Brewery Malaysia Bhd Class B	960,077	6,021,405
CIMB Group Holdings Bhd	1,043,637	1,253,760
Dagang NeXchange Bhd	1,483,200	93,873
Datasonic Group Bhd	797,200	174,215
Dialog Group Bhd	4,144,506	3,365,493
DiGi.Com Bhd	4,310,900	4,890,560
FGV Holdings Bhd (b)	263,200	55,947
Genting Bhd	2,610,900	3,579,309
Genting Malaysia Bhd	466,900	337,881
George Kent Malaysia Bhd	366,900	89,381
Globetronics Technology Bhd	481,800	237,045
Guan Chong Bhd	676,700	643,245

114

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Hap Seng Plantations Holdings Bhd	43,300	$ 14,788
Hartalega Holdings Bhd	307,000	384,942
IHH Healthcare Bhd	657,100	891,409
Inari Amertron Bhd	868,400	377,475
IOI Corp. Bhd	4,127,760	4,367,322
IOI Properties Group Bhd	3,143,762	855,956
Iskandar Waterfront City Bhd (b)	192,400	39,978
Karex Bhd	1,307,800	132,748
KLCCP Stapled Group	458,500	883,710
KNM Group Bhd (b)	3,093,821	277,092
KPJ Healthcare Bhd	1,190,180	251,567
Lingkaran Trans Kota Holdings Bhd	290,300	312,695
Magnum Bhd	2,487,360	1,681,211
Malayan Banking Bhd	2,052,540	4,171,750
Malaysian Pacific Industries Bhd	44,100	96,268
Malaysian Resources Corp. Bhd	6,107,500	1,072,131
MPHB Capital Bhd (b)	1,164,530	300,380
Muda Holdings Bhd	220,300	82,080
My EG Services Bhd	1,013,800	338,983
Naim Holdings Bhd (b)	87	18
OSK Holdings Bhd	5,155,842	1,188,294
Padini Holdings Bhd	124,300	113,405
Pavilion Real Estate Investment Trust	1,020,700	441,239
Petronas Chemicals Group Bhd	161,400	290,651
Pos Malaysia Bhd	786,800	306,301
Press Metal Aluminium Holdings Bhd	97,800	111,184
Public Bank Bhd	711,200	3,410,770
Sapura Energy Bhd	280,400	18,751
Sime Darby Bhd	784,824	421,747
Sime Darby Plantation Bhd	373,924	422,417
Sime Darby Property Bhd	361,924	72,610
SP Setia Bhd Group	241,563	78,463
Sunway Real Estate Investment Trust	1,090,300	499,970
Supermax Corp. Bhd	792,600	302,880
TA Enterprise Bhd	4,047,000	618,600
TA Global Bhd	3,016,356	169,296
Telekom Malaysia Bhd	546,227	469,648
Tenaga Nasional Bhd	752,100	2,450,118
Top Glove Corp. Bhd	430,200	457,222
UEM Edgenta Bhd	508,400	427,411
UEM Sunrise Bhd (b)	3,426,788	544,259
UMW Holdings Bhd	231,000	269,233
Unisem M Bhd	54,900	25,306
United Plantations Bhd	67,900	405,422
Velesto Energy Bhd (b)	39,963	3,150
ViTrox Corp. Bhd	82,300	147,814
VS Industry Bhd	1,377,150	444,030
Security Description	Shares	Value
WCT Holdings Bhd (b)	6,455,741	$ 1,387,668
		61,155,603
MEXICO — 2.5%
Alfa SAB de CV Class A	2,427,199	2,130,438
America Movil SAB de CV Series L	11,488,073	8,518,304
Axtel SAB de CV (b) (e)	1,340,578	193,509
Cemex SAB de CV Series CPO (e)	7,869,686	3,065,128
Coca-Cola Femsa SAB de CV	479,743	2,917,967
Consorcio ARA SAB de CV (e)	1,303,965	268,797
Desarrolladora Homex SAB de CV (b)	27,255	109
El Puerto de Liverpool SAB de CV Series C1	271,684	1,487,905
Fibra Uno Administracion SA de CV REIT	1,116,883	1,631,428
Fomento Economico Mexicano SAB de CV	1,094,978	10,040,811
Grupo Aeroportuario del Sureste SAB de CV Class B	187,424	2,863,380
Grupo Bimbo SAB de CV Class A (e)	1,391,981	2,537,348
Grupo Elektra SAB DE CV (e)	40,486	2,870,233
Grupo Financiero Banorte SAB de CV Series O	1,219,316	6,550,489
Grupo Financiero Inbursa SAB de CV Series O	1,006,429	1,279,445
Grupo Mexico SAB de CV Class B	1,596,255	3,730,308
Grupo Televisa SAB Series CPO	1,326,511	2,595,377
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (b) (e)	1,154,504	1,286,421
Industrias CH SAB de CV Class B (b) (e)	216,899	878,406
Industrias Penoles SAB de CV (e)	84,386	1,122,653
Kimberly-Clark de Mexico SAB de CV Class A	1,416,902	2,843,994
Sare Holding SAB de CV Class B (b) (g)	1,493,393	681
Telesites SAB de CV (b) (e)	931,274	615,063
TV Azteca SAB de CV Series CPO (e)	3,064,460	149,777
Urbi Desarrollos Urbanos SAB de CV (b)	469,241	35,649
Wal-Mart de Mexico SAB de CV	2,837,250	8,403,686
		68,017,306

115

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
MONACO — 0.0% (a)
GasLog, Ltd.	13,174	$ 169,286
NETHERLANDS — 0.0% (a)
VEON, Ltd. ADR	299,376	718,502
PERU — 0.6%
Cia de Minas Buenaventura SAA ADR (c)	187,374	2,844,337
Cia de Minas Buenaventura SAA ADR (c)	5,932	90,226
Credicorp, Ltd.	49,370	10,290,683
Southern Copper Corp. (c)	80,178	2,736,475
Southern Copper Corp. (c)	4,688	160,329
Volcan Cia Minera SAA Class B	3,674,140	515,711
		16,637,761
PHILIPPINES — 1.2%
Alliance Global Group, Inc.	1,619,400	340,565
Ayala Land, Inc.	6,972,010	6,651,860
Bank of the Philippine Islands	2,230,124	4,001,573
BDO Unibank, Inc.	2,117,178	5,841,336
Bloomberry Resorts Corp.	620,200	129,951
Cebu Air, Inc.	1,132,280	1,966,143
Cebu Holdings, Inc.	4,457,464	545,250
D&L Industries, Inc.	1,701,000	292,088
DoubleDragon Properties Corp. (b)	1,149,750	452,535
East West Banking Corp. (b)	938,000	216,086
Filinvest Land, Inc.	47,960,000	1,452,773
First Philippine Holdings Corp.	316,160	489,825
Global Ferronickel Holdings, Inc. (b)	1,540,449	49,040
GMA Holdings, Inc.	2,812,200	278,887
GT Capital Holdings, Inc.	8,487	137,875
JG Summit Holdings, Inc.	378,840	529,923
Megawide Construction Corp.	3,626,888	1,308,563
Megaworld Corp.	5,333,300	449,672
Nickel Asia Corp.	786,000	60,053
PLDT, Inc.	80,825	1,765,269
Puregold Price Club, Inc.	240,850	181,462
San Miguel Corp.	108,260	358,221
SM Investments Corp.	130,275	2,440,614
SM Prime Holdings, Inc.	2,409,190	1,729,150
Top Frontier Investment Holdings, Inc. (b)	15,111	65,599
Universal Robina Corp.	180,390	542,945
Vista Land & Lifescapes, Inc.	844,078	125,724
		32,402,982
POLAND — 0.9%
11 bit studios SA (b)	1,119	110,109
Security Description	Shares	Value
Asseco Poland SA	67,350	$ 857,593
Bank Polska Kasa Opieki SA	123,006	3,141,767
Bioton SA (b)	797	843
CCC SA	1,872	64,577
CD Projekt SA	17,760	1,078,229
Eurocash SA	6,200	32,476
Getin Holding SA (b)	60,228	16,375
Getin Noble Bank SA (b)	232,941	17,721
Globe Trade Centre SA	213,628	506,209
Grupa Lotos SA	76,938	1,699,520
KGHM Polska Miedz SA (b)	131,732	2,628,627
LPP SA	73	156,592
mBank SA (b)	20,020	1,735,767
Orange Polska SA (b)	806,761	1,111,795
Orbis SA (b)	2,797	72,207
PGE Polska Grupa Energetyczna SA (b)	459,028	915,045
Polimex-Mostostal SA (b)	11,852	6,607
Polski Koncern Naftowy ORLEN SA	159,172	3,918,605
Powszechna Kasa Oszczednosci Bank Polski SA	364,894	3,578,722
Powszechny Zaklad Ubezpieczen SA	234,635	2,187,660
Santander Bank Polska SA	18,452	1,443,335
		25,280,381
QATAR — 0.7%
Aamal Co.	284,185	54,636
Al Meera Consumer Goods Co. QSC	63,307	269,155
Commercial Bank PQSC	233,767	276,720
Industries Qatar QSC	410,405	1,229,750
Mannai Corp. QSC	219,679	199,105
Masraf Al Rayan QSC	2,482,560	2,413,695
Mazaya Qatar Real Estate Development QSC	1,366,148	276,531
Medicare Group	183,192	384,396
Mesaieed Petrochemical Holding Co.	1,539,929	1,260,365
National Leasing	2,354,800	447,548
Ooredoo QSC	635,608	1,262,138
Qatar Electricity & Water Co. QSC	61,294	260,091
Qatar Insurance Co. SAQ	695,862	640,247
Qatar Islamic Bank SAQ	196,899	843,621
Qatar National Bank QPSC	1,695,011	8,980,160
Qatar Navigation QSC	59,028	106,837
Qatari Investors Group QSC	647,008	328,746
Vodafone Qatar QSC	1,236,039	424,347
		19,658,088
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	107,548	941,528

116

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
RUSSIA — 4.4%
Evraz PLC	152,073	$ 876,280
Gazprom PJSC ADR	2,787,528	19,245,093
LSR Group PJSC, GDR	91,844	199,301
LUKOIL PJSC ADR	217,471	17,993,551
Magnit PJSC GDR	107,846	1,409,008
Mail.Ru Group, Ltd. GDR (b) (e)	26,983	565,564
Mechel PJSC ADR (b)	115,640	216,247
MMC Norilsk Nickel PJSC ADR	418,487	10,713,267
Mobile TeleSystems PJSC ADR	421,104	3,410,942
Novatek PJSC GDR	52,366	10,619,825
Novolipetsk Steel PJSC, GDR	24,688	536,223
Novorossiysk Commercial Sea Port PJSC, GDR	39,203	395,950
Polymetal International PLC	83,840	1,177,802
Rosneft Oil Co. PJSC GDR	864,836	5,548,788
Rostelecom PJSC ADR (e)	69,589	510,435
Sberbank of Russia PJSC ADR (c)	622,295	8,821,032
Sberbank of Russia PJSC ADR (c)	599,871	8,483,676
Severstal PJSC GDR (e)	352,774	5,062,307
Sistema PJSC FC GDR	101,776	393,262
Surgutneftegas PJSC ADR	865,092	4,641,219
Tatneft PJSC ADR	148,410	9,424,035
Tatneft PJSC ADR	1,402	89,518
TMK PJSC GDR	1,907	6,446
TMK PJSC GDR (e)	32,917	111,259
VTB Bank PJSC GDR (e)	1,538,464	1,992,311
X5 Retail Group NV GDR	28,378	992,662
Yandex NV Class A (b)	77,873	2,726,334
		116,162,337
SAUDI ARABIA — 2.8%
Abdul Mohsen Al-Hokair Tourism and Development Co. (b)	127,921	506,746
Abdullah Al Othaim Markets Co.	27,441	604,240
Advanced Petrochemical Co.	19,706	254,783
Al Hammadi Co. for Development and Investment (b)	78,604	465,187
Al Jouf Agricultural Development Co.	22,497	128,102
Al Khaleej Training and Education Co. (b)	258,624	907,308
Al Rajhi Bank	391,296	6,602,964
Al Rajhi Co. for Co-operative Insurance (b)	6,022	108,201
Al Rajhi REIT	155,280	363,860
Security Description	Shares	Value
Aldrees Petroleum and Transport Services Co.	14,399	$ 183,481
Al-Etihad Cooperative Insuarnce Co.	122,183	448,838
Almarai Co. JSC	45,704	606,146
Alujain Corp. (b) (g)	40,825	207,651
Arabian Cement Co.	20,288	183,886
AXA Cooperative Insurance Co. (b)	58,501	384,580
Bank AlBilad	81,161	573,354
Banque Saudi Fransi	148,060	1,272,909
Basic Chemical Industries, Ltd. (b)	106,972	603,414
Batic Investments and Logistic Co. (b)	85,463	741,582
Bawan Co. (b)	133,275	525,824
Bupa Arabia for Cooperative Insurance Co.	11,480	325,622
Buruj Cooperative Insurance Co. (b)	67,190	349,276
City Cement Co.	51,135	205,838
Co. for Cooperative Insurance (b)	14,271	257,937
Dallah Healthcare Co.	37,049	480,001
Dar Al Arkan Real Estate Development Co. (b)	109,790	349,460
Derayah REIT	152,044	388,297
Dur Hospitality Co.	74,488	407,071
Eastern Province Cement Co.	56,442	509,320
Etihad Etisalat Co. (b)	125,642	808,541
Fawaz Abdulaziz Al Hokair & Co. (b)	20,292	139,564
Fitaihi Holding Group	374,878	1,121,276
Hail Cement Co. (b)	50,207	128,355
Herfy Food Services Co.	21,875	304,403
Jadwa REIT Saudi Fund	72,362	192,904
Jarir Marketing Co.	20,886	879,715
Jazan Energy and Development Co. (b)	60,660	194,697
Leejam Sports Co. JSC	29,696	645,978
Malath Cooperative Insurance Co. (b)	106,030	255,804
Mediterranean & Gulf Insurance & Reinsurance Co. (b)	50,845	207,381
Methanol Chemicals Co. (b)	203,534	436,780
Middle East Healthcare Co. (b)	25,129	174,172
Mobile Telecommunications Co. Saudi Arabia (b)	170,735	545,267
Mouwasat Medical Services Co.	30,773	720,268
Musharaka Real Estate Income Fund REIT	123,763	272,521
Najran Cement Co. (b)	46,211	123,929
Nama Chemicals Co. (b)	60,913	298,459

117

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
National Co. for Glass Manufacturing	177,885	$ 856,420
National Co. for Learning & Education	137,058	960,926
National Commercial Bank	506,505	6,217,892
National Gas & Industrialization Co.	14,580	116,020
National Medical Care Co.	39,417	569,525
National Petrochemical Co.	14,217	90,202
Qassim Cement Co.	34,552	490,021
Red Sea International Co. (b)	99,954	365,048
Riyad Bank	547,613	3,561,995
Riyad REIT Fund	68,684	146,845
Sahara International Petrochemical Co.	70,802	340,118
Samba Financial Group	294,715	2,246,974
Saudi Advanced Industries Co.	239,834	861,847
Saudi Airlines Catering Co.	4,854	113,353
Saudi Arabian Amiantit Co. (b)	59,797	288,209
Saudi Arabian Fertilizer Co.	55,226	1,182,194
Saudi Arabian Mining Co. (b)	114,592	1,386,883
Saudi Automotive Services Co.	181,751	1,007,790
Saudi Basic Industries Corp.	255,911	6,276,341
Saudi Cement Co.	29,114	552,601
Saudi Ceramic Co. (b)	90,685	614,043
Saudi Chemical Co.	91,009	630,794
Saudi Co. For Hardware CJSC	23,094	390,933
Saudi Electricity Co.	191,169	1,085,493
Saudi Industrial Investment Group	25,123	154,574
Saudi Industrial Services Co.	89,986	364,627
Saudi Kayan Petrochemical Co. (b)	30,502	82,939
Saudi Pharmaceutical Industries & Medical Appliances Corp.	74,491	522,263
Saudi Printing & Packaging Co. (b)	53,547	184,999
Saudi Public Transport Co. (b)	159,993	704,597
Saudi Re for Cooperative Reinsurance Co. (b)	352,058	859,685
Saudi Research & Marketing Group (b)	14,964	318,332
Saudi Telecom Co.	238,963	6,930,895
Saudi Vitrified Clay Pipe Co., Ltd. (b)	19,378	250,284
Saudia Dairy & Foodstuff Co.	6,421	229,370
Savola Group (b)	53,719	441,787
Security Description	Shares	Value
Southern Province Cement Co.	37,848	$ 576,115
Tabuk Cement Co. (b)	86,524	346,908
Takween Advanced Industries Co. (b)	216,418	456,929
Umm Al-Qura Cement Co.	474,102	2,181,435
United Electronics Co.	21,827	424,763
United International Transportation Co.	41,753	391,796
Walaa Cooperative Insurance Co.	39,234	157,095
Yamama Cement Co. (b)	40,607	251,142
Yanbu Cement Co.	51,022	471,292
Yanbu National Petrochemical Co.	50,966	726,882
		73,777,068
SINGAPORE — 0.0% (a)
Aslan Pharmaceuticals, Ltd. (b)	142,000	48,059
Grindrod Shipping Holdings, Ltd. (b)	11,371	62,995
		111,054
SOUTH AFRICA — 4.9%
Absa Group, Ltd.	273,095	2,753,374
Adcock Ingram Holdings, Ltd.	80,644	301,833
Adcorp Holdings, Ltd.	307,757	417,108
African Phoenix Investments, Ltd. (b)	1,803,457	92,775
African Rainbow Minerals, Ltd.	84,166	781,238
Alexander Forbes Group Holdings, Ltd.	354,745	131,019
Allied Electronics Corp., Ltd.	88,802	148,760
Anglo American Platinum, Ltd.	23,109	1,391,539
AngloGold Ashanti, Ltd.	202,817	3,800,052
ArcelorMittal South Africa, Ltd. (b)	124,074	17,512
Ascendis Health, Ltd. (b)	159,352	44,666
Aspen Pharmacare Holdings, Ltd.	184,113	1,043,661
Astral Foods, Ltd.	11,460	111,104
Aveng, Ltd. (b) (e)	500,609	660
Barloworld, Ltd.	194,390	1,482,043
Bid Corp., Ltd.	77,966	1,655,990
Bidvest Group, Ltd.	208,096	2,618,750
Blue Label Telecoms, Ltd. (b)	795,412	151,607
Clicks Group, Ltd.	36,662	519,833
Coronation Fund Managers, Ltd.	410,574	1,128,892
Curro Holdings, Ltd. (e)	96,089	118,634
Discovery, Ltd.	235,073	1,768,183
EOH Holdings, Ltd. (b)	74,339	58,834

118

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
FirstRand, Ltd. (e)	1,868,537	$ 7,663,929
Foschini Group, Ltd.	186,731	2,013,062
Gold Fields, Ltd.	451,958	2,268,956
Grindrod, Ltd.	764,563	226,911
Group Five, Ltd. (b) (f)	219,472	—
Growthpoint Properties, Ltd. REIT (e)	624,290	951,103
Harmony Gold Mining Co., Ltd. (b)	183,040	522,713
Impala Platinum Holdings, Ltd. (b)	324,935	2,041,867
Imperial Logistics, Ltd.	150,007	516,133
Investec, Ltd.	165,808	873,192
Invicta Holdings, Ltd. (e)	234,931	306,011
Kumba Iron Ore, Ltd. (e)	32,332	798,507
Lewis Group, Ltd.	196,284	411,662
Life Healthcare Group Holdings, Ltd.	97,014	145,113
Massmart Holdings, Ltd.	129,874	375,425
Mediclinic International PLC	99,539	404,721
Momentum Metropolitan Holdings (e)	726,836	894,014
Motus Holdings, Ltd.	98,593	447,497
Mr. Price Group, Ltd.	133,272	1,390,951
MTN Group, Ltd.	823,113	5,227,751
MultiChoice Group, Ltd. (b)	220,652	1,716,756
Murray & Roberts Holdings, Ltd.	406,124	353,291
Naspers, Ltd. Class N	195,874	29,648,186
Nedbank Group, Ltd.	221,643	3,315,618
Net 1 UEPS Technologies, Inc. (b)	24,420	87,179
Netcare, Ltd.	1,538,740	1,781,031
Northam Platinum, Ltd. (b)	228,605	1,253,200
Old Mutual, Ltd. (e)	758,223	971,265
PPC, Ltd. (b)	783,036	207,088
PSG Group, Ltd.	185,847	2,588,191
Rand Merchant Investment Holdings, Ltd.	923,889	1,824,319
Remgro, Ltd.	385,902	4,153,362
RMB Holdings, Ltd.	680,310	3,369,582
Sanlam, Ltd.	1,048,606	5,157,793
Sappi, Ltd.	230,831	571,654
Sasol, Ltd.	257,889	4,304,131
Shoprite Holdings, Ltd.	269,732	2,181,694
Sibanye Gold, Ltd. (b)	714,402	988,502
Standard Bank Group, Ltd.	643,269	7,411,223
Steinhoff International Holdings NV (b) (e)	1,663,111	107,492
Sun International, Ltd. (b)	135,170	409,098
Telkom SA SOC, Ltd.	218,674	1,018,051
Tiger Brands, Ltd.	139,782	1,941,138
Trans Hex Group, Ltd. (b)	16,945	1,039
Truworths International, Ltd.	323,695	1,131,465
Security Description	Shares	Value
Vodacom Group, Ltd.	286,310	$ 2,259,135
Wilson Bayly Holmes-Ovcon, Ltd.	74,759	704,571
Woolworths Holdings, Ltd. (e)	666,594	2,421,500
		129,895,139
TAIWAN — 12.8%
Accton Technology Corp.	187,000	985,495
Acer, Inc.	2,238,701	1,284,433
Adimmune Corp. (b)	497,505	407,311
Adlink Technology, Inc.	678,665	1,069,694
Advanced Ceramic X Corp.	4,000	33,135
Advanced Wireless Semiconductor Co.	13,000	35,156
Advancetek Enterprise Co., Ltd.	2,103,996	1,071,512
Advantech Co., Ltd.	5,499	48,388
AGV Products Corp. (b)	3,785,415	855,316
Airmate Cayman International Co., Ltd. (b)	11,000	10,601
Airtac International Group	30,000	357,298
Alchip Technologies, Ltd.	34,000	174,797
APCB, Inc.	752,000	656,874
Arcadyan Technology Corp.	35,000	103,451
ASE Technology Holding Co., Ltd.	2,144,058	4,892,885
ASMedia Technology, Inc.	5,000	78,164
ASPEED Technology, Inc.	10,000	254,315
Asustek Computer, Inc.	679,340	4,521,707
AU Optronics Corp. ADR (e)	833,519	2,050,457
Audix Corp.	419,657	507,925
Bank of Kaohsiung Co., Ltd.	1,535,739	475,208
Basso Industry Corp.	1,251,905	1,977,255
Biostar Microtech International Corp.	1,172,952	398,867
C Sun Manufacturing, Ltd.	750,000	643,040
Career Technology MFG. Co., Ltd.	100,940	118,918
Carnival Industrial Corp. (b)	1,022,486	309,140
Catcher Technology Co., Ltd.	467,346	3,539,986
Cathay Financial Holding Co., Ltd.	3,784,541	4,989,209
Cathay No. 1 REIT	771,000	397,870
Center Laboratories, Inc.	819,857	1,574,996
Chailease Holding Co., Ltd.	706,248	2,845,525
Champion Building Materials Co., Ltd. (b)	803,000	168,238
Chang Hwa Commercial Bank, Ltd.	7,020,052	4,898,842
Chang Wah Electromaterials, Inc.	7,431	38,204

119

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Charoen Pokphand Enterprise	957,373	$ 1,928,663
Chen Full International Co., Ltd.	12,000	14,002
Cheng Loong Corp.	683,000	392,965
Cheng Shin Rubber Industry Co., Ltd.	68,850	101,640
Chieftek Precision Co., Ltd.	34,100	94,635
Chilisin Electronics Corp.	66,150	178,677
China Airlines, Ltd.	1,518,000	444,276
China Chemical & Pharmaceutical Co., Ltd.	1,433,000	866,049
China Development Financial Holding Corp.	9,584,945	2,854,676
China Steel Chemical Corp.	684,595	2,769,317
China Steel Corp.	6,030,451	4,470,672
Chipbond Technology Corp.	66,000	122,323
Chong Hong Construction Co., Ltd.	7,717	19,775
Chroma ATE, Inc.	103,000	488,034
Chung Hwa Pulp Corp.	1,505,794	447,499
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	644,000	668,401
Chunghwa Telecom Co., Ltd.	2,187,457	7,826,322
CMC Magnetics Corp. (b) (g)	1,479,933	395,927
Coland Holdings, Ltd.	11,938	11,659
Compal Electronics, Inc.	3,779,774	2,180,791
Concraft Holding Co., Ltd.	13,609	71,720
Coxon Precise Industrial Co., Ltd.	10,000	5,528
CTBC Financial Holding Co., Ltd.	10,560,527	7,012,099
Da-Li Development Co., Ltd.	863,629	746,032
Darfon Electronics Corp.	76,000	96,517
Delta Electronics, Inc.	1,315,167	5,616,839
Dimerco Express Corp.	1,330,445	1,069,948
E Ink Holdings, Inc.	108,000	97,994
E.Sun Financial Holding Co., Ltd.	1,631,204	1,380,171
Eclat Textile Co., Ltd.	19,854	266,217
Egis Technology, Inc.	43,000	367,290
Elan Microelectronics Corp.	1,400	3,867
Elite Advanced Laser Corp.	12,672	22,506
Elite Material Co., Ltd.	13,000	52,587
Elite Semiconductor Memory Technology, Inc.	1,437,750	1,526,982
Episil Holdings, Inc.	144,000	129,034
Episil-Precision, Inc.	66,998	104,521
Epistar Corp.	677,180	529,311
Etron Technology, Inc. (b)	12,445	4,252
Eva Airways Corp.	905,110	398,226
Security Description	Shares	Value
Excelliance Mos Corp.	35,000	$ 130,300
Excelsior Medical Co., Ltd.	72,344	121,255
Far Eastern New Century Corp.	4,453,850	4,112,969
Feng TAY Enterprise Co., Ltd.	110,821	794,781
Flytech Technology Co., Ltd.	8,854	20,634
Formosa Chemicals & Fibre Corp.	2,197,243	6,140,340
Formosa Petrochemical Corp.	59,000	186,749
Formosa Plastics Corp.	3,032,714	9,237,586
Founding Construction & Development Co., Ltd.	1,840,059	937,096
Foxconn Technology Co., Ltd.	819,223	1,708,447
Fubon Financial Holding Co., Ltd.	5,202,903	7,471,170
Fullerton Technology Co., Ltd.	637,000	402,430
Fwusow Industry Co., Ltd.	852,830	493,426
General Interface Solution Holding, Ltd.	38,000	127,996
Genius Electronic Optical Co., Ltd.	21,000	285,307
Giant Manufacturing Co., Ltd.	72,302	491,731
Global Unichip Corp.	23,000	185,337
Globalwafers Co., Ltd.	69,000	698,351
Grape King Bio, Ltd.	73,664	439,261
Great Wall Enterprise Co., Ltd.	734,615	892,681
HannStar Display Corp.	833,500	171,942
Himax Technologies, Inc. ADR (b) (e)	40,268	91,408
Hiwin Technologies Corp.	47,839	417,104
Hocheng Corp.	2,146,000	524,317
Holy Stone Enterprise Co., Ltd.	57,000	167,558
Hon Hai Precision Industry Co., Ltd.	6,266,196	14,784,623
Hong TAI Electric Industrial	1,425,000	491,466
Hota Industrial Manufacturing Co., Ltd.	9,574	35,334
Hotai Motor Co., Ltd.	72,433	1,100,813
HTC Corp.	747,198	854,987
Hua Nan Financial Holdings Co., Ltd.	7,312,751	4,938,102
Hung Sheng Construction, Ltd. (b)	842,800	540,596
Ibase Technology, Inc.	1,437,222	2,080,010
Innolux Corp.	3,013,820	641,145
Iron Force Industrial Co., Ltd.	6,000	24,174
Janfusun Fancyworld Corp. (b)	789,112	44,511

120

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
KEE TAI Properties Co., Ltd.	740,000	$ 281,455
Kenda Rubber Industrial Co., Ltd.	4,766	4,839
Kerry TJ Logistics Co., Ltd.	746,000	875,257
Kindom Construction Corp.	689,000	609,617
Kung Long Batteries Industrial Co., Ltd.	9,000	42,064
Kuoyang Construction Co., Ltd.	740,036	326,790
Kwong Fong Industries Corp.	55,776	25,079
Land Mark Optoelectronics Corp.	14,600	120,708
Largan Precision Co., Ltd.	43,000	6,167,706
Laser Tek Taiwan Co., Ltd.	89,000	72,291
Leatec Fine Ceramics Co., Ltd. (b)	139,000	67,877
Leofoo Development Co., Ltd. (b)	1,442,645	380,372
Li Cheng Enterprise Co., Ltd.	10,599	19,302
Lite-On Technology Corp.	2,198,265	3,493,190
Long Bon International Co., Ltd.	11,275	5,797
Long Chen Paper Co., Ltd.	2,229,165	980,777
Lotus Pharmaceutical Co., Ltd. (b)	27,000	86,245
Machvision, Inc.	15,000	155,925
Macroblock, Inc.	30,000	110,235
Macronix International	397,221	403,309
Makalot Industrial Co., Ltd.	4,345	23,038
MediaTek, Inc.	732,329	8,710,194
Medigen Biotechnology Corp. (b)	114,248	232,366
Mega Financial Holding Co., Ltd.	4,520,333	4,188,934
Merida Industry Co., Ltd.	2,100	11,947
Merry Electronics Co., Ltd.	13,571	66,489
Micro-Star International Co., Ltd.	120,000	349,272
Mosel Vitelic, Inc.	759	472
Namchow Holdings Co., Ltd.	745,000	1,207,868
Nan Ya Plastics Corp.	3,024,486	6,794,845
Nanya Technology Corp.	59,982	155,637
National Petroleum Co., Ltd.	1,705,468	2,251,089
New Era Electronics Co., Ltd.	70,000	47,043
Newmax Technology Co., Ltd. (b)	75,654	259,703
Nexcom International Co., Ltd.	763,638	703,961
Novatek Microelectronics Corp.	433,225	2,485,586
OBI Pharma, Inc. (b)	43,664	196,333
Security Description	Shares	Value
Pacific Hospital Supply Co., Ltd.	68,000	$ 189,154
Pan Jit International, Inc.	99,900	93,864
Parade Technologies, Ltd.	4,000	69,622
PChome Online, Inc. (b)	3,519	14,689
Pegatron Corp.	747,686	1,301,392
Pharmally International Holding Co., Ltd.	18,000	123,000
Phytohealth Corp. (b)	9,000	5,642
Pihsiang Machinery Manufacturing Co., Ltd. (f)	51,000	—
Polaris Group/Tw (b)	143,588	62,666
Pou Chen Corp.	2,831,462	3,627,798
Powertech Technology, Inc.	759,285	2,134,109
President Chain Store Corp.	22,000	205,644
Promate Electronic Co., Ltd.	749,000	820,835
ProMOS Technologies, Inc. (b) (f)	257	—
Prosperity Dielectrics Co., Ltd.	52,000	100,063
Quanta Computer, Inc.	2,943,664	5,370,316
Radiant Opto-Electronics Corp.	51,000	194,798
Realtek Semiconductor Corp.	18,000	133,443
Ritek Corp. (b)	322,000	90,919
Sampo Corp.	2,064,600	1,214,490
Sesoda Corp.	873,752	726,613
Shih Wei Navigation Co., Ltd. (b)	995,221	275,234
Shin Kong Financial Holding Co., Ltd.	3,801,647	1,150,622
Silicon Motion Technology Corp. ADR	10,899	385,280
Sinbon Electronics Co., Ltd.	767,068	2,979,313
Sino-American Silicon Products, Inc.	160,000	423,923
Sinon Corp.	1,500,000	896,872
SinoPac Financial Holdings Co., Ltd.	9,848,165	3,840,926
Sinphar Pharmaceutical Co., Ltd.	812,524	506,772
Solar Applied Materials Technology Co. (b)	1,422,829	1,080,037
Stark Technology, Inc.	604,747	1,023,360
Supreme Electronics Co., Ltd.	2,188,818	2,045,987
Ta Ya Electric Wire & Cable	4,700,720	1,598,498
TA-I Technology Co., Ltd.	80,000	92,314
TaiMed Biologics, Inc. (b)	80,000	384,212
Taimide Tech, Inc.	61,950	95,248
Tainan Enterprises Co., Ltd.	489,589	412,666
Taishin Financial Holding Co., Ltd.	9,537,855	4,257,902

121

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Taisun Enterprise Co., Ltd.	1,580,000	$ 1,013,457
Taiwan Cement Corp.	4,182,357	5,345,145
Taiwan Chinsan Electronic Industrial Co., Ltd.	77,654	86,103
Taiwan Cogeneration Corp.	686,000	647,869
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	45,037
Taiwan FU Hsing Industrial Co., Ltd.	678,000	962,655
Taiwan Land Development Corp. (b)	2,288,750	632,229
Taiwan Mobile Co., Ltd.	4,000	14,440
Taiwan Paiho, Ltd.	586,433	1,463,035
Taiwan Pulp & Paper Corp.	3,675,000	2,493,473
Taiwan Sakura Corp.	774,200	1,107,979
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,729	870,524
Taiwan Semiconductor Manufacturing Co., Ltd.	8,253,500	72,360,618
Taiwan Surface Mounting Technology Corp.	62,000	146,884
Taiwan TEA Corp.	1,437,913	757,784
Taiwan Union Technology Corp.	260,612	1,192,828
Taiyen Biotech Co., Ltd.	739,500	775,862
Tatung Co., Ltd. (b)	1,513,399	829,273
TCI Co., Ltd.	28,724	289,328
Teapo Electronic Corp.	69,000	96,301
TPK Holding Co., Ltd. (b)	8,000	14,414
Transasia Airways Corp. (f)	361,784	—
Tripod Technology Corp.	759,320	2,728,946
TrueLight Corp. (b)	9,100	8,580
Tul Corp.	48,000	93,758
Tung Thih Electronic Co., Ltd.	5,000	10,911
Unimicron Technology Corp.	190,000	267,321
Uni-President Enterprises Corp.	1,500,993	3,618,891
United Microelectronics Corp. ADR	1,649,955	3,448,406
United Renewable Energy Co., Ltd. (b)	75,685	19,955
Unity Opto Technology Co., Ltd. (b)	12,759	2,739
Ve Wong Corp.	538,340	463,301
Via Technologies, Inc. (b)	91,000	101,781
Visual Photonics Epitaxy Co., Ltd.	310,151	1,099,667
Wafer Works Corp.	177,000	191,979
Walsin Lihwa Corp.	179,000	83,660
Walsin Technology Corp.	100,000	562,459
Wei Chuan Foods Corp.	673,000	547,736
Wei Mon Industry Co., Ltd. (f)	240,450	—
Weikeng Industrial Co., Ltd.	820,199	481,156
Security Description	Shares	Value
Win Semiconductors Corp.	156,000	$ 1,400,377
Winbond Electronics Corp.	699,670	402,556
Wistron Corp.	2,232,476	1,802,560
Wiwynn Corp.	21,733	309,276
Yageo Corp.	111,858	888,749
Young Optics, Inc.	43,000	111,989
Yulon Finance Corp.	9,900	35,580
Zeng Hsing Industrial Co., Ltd.	70,350	300,452
Zenitron Corp.	1,503,000	1,034,313
		340,342,264
THAILAND — 3.1%
Advanced Info Service PCL	1,074,142	7,726,377
Airports of Thailand PCL	2,075,200	5,071,806
Bangkok Dusit Medical Services PCL Class F	611,500	483,842
Bangkok Expressway & Metro PCL	14,127,739	4,988,706
Bangkok Land PCL	8,443,900	405,837
Bank of Ayudhya PCL	292,800	318,313
Banpu PCL (e)	2,590,060	999,271
Beauty Community PCL	624,800	49,028
BEC World PCL (b)	310,200	75,053
BTS Group Holdings PCL	386,500	169,335
Bumrungrad Hospital PCL	78,700	329,364
Central Pattana PCL	617,600	1,373,118
Central Plaza Hotel PCL	461,900	498,372
CH Karnchang PCL	77,448	57,988
Charoen Pokphand Foods PCL	231,900	199,031
CP ALL PCL	2,154,700	5,724,027
Electricity Generating PCL	652,727	7,661,566
Energy Absolute PCL	77,700	121,942
IRPC PCL	10,751,758	1,293,656
Jasmine International PCL	3,243,641	678,741
Kasikornbank PCL	692,400	3,554,252
Krung Thai Bank PCL	537,500	302,272
Land & Houses PCL	837,600	262,905
Minor International PCL	83,928	102,903
Pruksa Holding PCL	309,700	169,102
PTT Exploration & Production PCL	991,672	3,923,241
PTT Global Chemical PCL	239,100	420,194
PTT PCL	5,507,991	8,329,069
Quality Houses PCL	2,893,083	249,722
Sansiri PCL	3,006,133	117,945
Siam Cement PCL	463,923	6,188,674
Siam Commercial Bank PCL	1,386,402	5,348,878
Siam Future Development PCL	2,555,775	488,844
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,011,666	843,468
Thai Airways International PCL (b)	766,400	228,028

122

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Thai Beverage PCL	4,714,100	$ 3,016,833
Thai Oil PCL	1,273,095	2,903,331
Thaicom PCL (b)	464,800	72,034
Tisco Financial Group PCL NVDR	34,900	116,961
Tisco Financial Group PCL	1,622,518	5,437,571
TMB Bank PCL (e)	46,150,433	2,369,010
Total Access Communication PCL	78,200	147,017
True Corp. PCL (e)	5,973,610	1,025,387
TTCL PCL (b)	79,500	18,585
U City PCL Class F (b)	1,008,750	67,283
		83,928,882
TURKEY — 0.8%
Akbank T.A.S. (b)	1,490,566	2,143,522
Anadolu Efes Biracilik Ve Malt Sanayii A/S	261,414	1,012,971
Aselsan Elektronik Sanayi Ve Ticaret A/S	72,173	257,172
BIM Birlesik Magazalar A/S	95,310	829,120
Coca-Cola Icecek A/S	5,418	32,317
Dogan Sirketler Grubu Holding A/S	1,774,853	480,922
Eregli Demir ve Celik Fabrikalari TAS	962,384	1,167,507
Haci Omer Sabanci Holding A/S	648,718	1,099,483
KOC Holding A/S	973,789	3,261,197
Migros Ticaret A/S (b)	10,065	37,005
Tupras Turkiye Petrol Rafinerileri A/S	74,265	1,887,369
Turk Hava Yollari AO (b)	319,447	700,390
Turkcell Iletisim Hizmetleri A/S	559,168	1,288,369
Turkiye Garanti Bankasi A/S (b)	1,404,061	2,538,823
Turkiye Halk Bankasi A/S (b)	124,500	144,642
Turkiye Is Bankasi A/S Class C (b)	1,519,231	1,686,988
Turkiye Vakiflar Bankasi TAO Class D (b)	212,316	194,775
Ulker Biskuvi Sanayi A/S (b)	335,710	1,168,282
Yapi ve Kredi Bankasi A/S (b)	1,514,144	646,256
		20,577,110
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	1,338,073	2,863,279
Agthia Group PJSC	55,335	54,233
Air Arabia PJSC (b)	2,536,212	863,092
Ajman Bank PJSC	1,015,169	259,793
Al Waha Capital PJSC	498,779	139,864
Security Description	Shares	Value
Aldar Properties PJSC	2,127,670	$ 1,210,631
Arabtec Holding PJSC	353,908	168,613
Bank of Sharjah (b)	392,648	89,366
DAMAC Properties Dubai Co. PJSC (b)	1,763,373	417,662
Depa, Ltd.	182,724	34,474
Deyaar Development PJSC (b)	1,663,707	148,111
DP World PLC	86,806	1,214,416
Dubai Financial Market PJSC (b)	1,024,974	238,583
Dubai Investments PJSC	869,780	305,464
DXB Entertainments PJSC (b)	2,368,583	135,416
Emaar Malls PJSC	517,951	265,099
Emaar Properties PJSC	1,837,296	2,305,905
Emirates NBD PJSC	62,215	219,344
Eshraq Properties Co. PJSC (b)	1,285,112	138,547
First Abu Dhabi Bank PJSC	916,499	3,752,677
Gulf General Investment Co. (b) (f)	638,957	15,525
Gulf Pharmaceutical Industries PSC (b)	129,523	42,315
Invest bank PSC (b)	70,222	43,015
National Central Cooling Co. PJSC	1,184,587	570,823
Orascom Construction PLC	4,756	29,701
RAK Properties PJSC (b)	1,957,157	241,371
Ras Al Khaimah Ceramics	146,828	62,358
SHUAA Capital PSC	2,635,489	675,886
Union Properties PJSC (b)	734,512	61,390
		16,566,953
UNITED KINGDOM — 0.0% (a)
Tiso Blackstar Group SE (b)	1,565	351
UNITED STATES — 0.0% (a)
Bizlink Holding, Inc.	29,000	200,503
Ideanomics, Inc. (b) (e)	83,525	125,705
IntelliEPI, Inc.	209,000	420,365
Titan Cement International SA (b)	18,781	391,073
		1,137,646
TOTAL COMMON STOCKS (Cost $2,763,367,877)		2,632,983,409

123

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (a)
SOUTH AFRICA — 0.0% (a)
Zambezi Platinum RF, Ltd. Preference Shares 13.75% (b) (Cost: $279,777)	59,528	$ 297,591
RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
Gol Linhas Aereas Inteligentes SA (expiring 10/3/19) (b) (g)	680	7
CHINA — 0.0% (a)
Jiangnan Group, Ltd. (expiring 10/15/19) (b) (g)	67,000	—
THAILAND — 0.0% (a)
TMB Bank PCL (expiring 11/26/19) (b) (g)	29,580,793	164,418
TOTAL RIGHTS (Cost $0)		164,425
WARRANTS — 0.0% (a)
MALAYSIA — 0.0% (a)
Malaysian Resources Corp. Bhd (expiring 10/29/27) (b)	179,301	8,993
THAILAND — 0.0% (a)
Minor International PCL (expiring 9/30/21) (b)	4,311	561
TTCL PCL (expiring 6/28/21) (b)	9,560	222
		783
TOTAL WARRANTS (Cost $0)		9,776
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (h) (i)	11,806,853	11,808,034
State Street Navigator Securities Lending Portfolio III (j) (k)	40,363,989	40,363,989
TOTAL SHORT-TERM INVESTMENTS (Cost $52,172,023)		52,172,023
TOTAL INVESTMENTS — 100.6% (Cost $2,815,859,050)		2,685,666,937
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(17,281,066)
NET ASSETS — 100.0%		$ 2,668,385,871

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	All or a portion of the shares of the security are on loan at September 30, 2019.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $65,850, representing less than 0.05% of the Fund's net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $1,889,762 representing less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
INR	Indian Rupee

124

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

At September 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
MSCI Taiwan Index Futures	22	10/30/2019	$902,093	$895,620	$6,473
During the period ended September 30, 2019, average notional value related to futures contracts was $718,462 or less than 0.5% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 39,713	$ —	$ 39,713
Common Stocks	2,555,070,152	77,847,407	65,850	2,632,983,409
Preferred Stocks	297,591	—	—	297,591
Rights	—	164,425	—	164,425
Warrants	9,776	—	—	9,776
Short-Term Investments	52,172,023	—	—	52,172,023
TOTAL INVESTMENTS	$2,607,549,542	$78,051,545	$65,850	$2,685,666,937
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	6,473	—	—	6,473
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 6,473	$ —	$ —	$ 6,473
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,607,556,015	$78,051,545	$65,850	$2,685,673,410
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$134,368,406	$122,559,445	$(927)	$—	11,806,853	$11,808,034	$ 25,647
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,996,511	6,996,511	285,205,527	292,202,038	—	—	—	—	218,981
State Street Navigator Securities Lending Government Money Market Portfolio	23,721,708	23,721,708	125,295,698	149,017,406	—	—	—	—	247,660
State Street Navigator Securities Lending Portfolio III	—	—	170,252,144	129,888,155	—	—	40,363,989	40,363,989	252,520
Total		$30,718,219	$715,121,775	$693,667,044	$(927)	$—		$52,172,023	$744,808
125

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.0% (a)
Globant SA (b)	10,206	$ 934,666
AUSTRALIA — 6.1%
88 Energy, Ltd. (b)	8,658,923	70,080
Abacus Property Group REIT	74,936	198,119
Afterpay Touch Group, Ltd. (b)	42,905	1,037,980
AGL Energy, Ltd.	170,902	2,208,474
Alumina, Ltd.	1,682,786	2,689,843
AMP, Ltd.	946,147	1,164,585
Ansell, Ltd.	149,073	2,755,863
APA Group	470,438	3,636,107
Aristocrat Leisure, Ltd.	250,299	5,165,712
ASX, Ltd.	52,013	2,843,948
Atlas Arteria, Ltd.	159,009	836,500
Atlassian Corp. PLC Class A (b)	29,385	3,686,054
Aurizon Holdings, Ltd.	559,409	2,226,030
Australia & New Zealand Banking Group, Ltd.	701,060	13,485,106
Bendigo & Adelaide Bank, Ltd.	146,579	1,135,903
BHP Group PLC	478,717	10,219,822
BHP Group, Ltd.	672,444	16,653,612
BlueScope Steel, Ltd.	215,172	1,742,924
Boral, Ltd.	174,148	567,303
Brambles, Ltd.	680,597	5,232,925
BWP Trust REIT	1,037,751	2,764,648
Caltex Australia, Ltd.	68,595	1,217,665
carsales.com, Ltd.	92,221	951,014
Challenger, Ltd.	169,079	840,440
Charter Hall Group REIT	111,611	876,966
CIMIC Group, Ltd.	30,205	640,692
Coca-Cola Amatil, Ltd.	160,591	1,153,508
Cochlear, Ltd.	13,973	1,961,624
Coles Group, Ltd.	300,471	3,120,850
Commonwealth Bank of Australia	428,956	23,384,870
Computershare, Ltd.	123,115	1,341,013
CSL, Ltd.	129,554	20,419,288
CSR, Ltd. (c)	599,956	1,727,814
Dexus REIT	278,774	2,243,068
Domain Holdings Australia, Ltd. (c)	41,027	93,803
Evolution Mining, Ltd.	370,261	1,131,243
Flight Centre Travel Group, Ltd.	14,067	451,604
Fortescue Metals Group, Ltd.	435,556	2,585,094
Goodman Group REIT	402,336	3,847,820
GPT Group REIT	448,148	1,861,881
GWA Group, Ltd. (c)	557,513	1,274,689
Harvey Norman Holdings, Ltd. (c)	148,737	454,430
Iluka Resources, Ltd.	137,553	741,253
Incitec Pivot, Ltd.	425,699	973,312
Infigen Energy (c)	398,907	182,949
Ingenia Communities Group REIT	380,126	1,030,631
Insurance Australia Group, Ltd.	1,055,886	5,625,923
Security Description	Shares	Value
LendLease Group	143,456	$ 1,698,998
Macquarie Group, Ltd.	99,714	8,815,404
Magellan Financial Group, Ltd. (c)	34,483	1,196,343
Medibank Pvt, Ltd.	699,685	1,604,468
Mineral Resources, Ltd. (c)	38,223	344,930
Mirvac Group REIT	963,208	1,987,884
National Australia Bank, Ltd.	708,076	14,183,583
Newcrest Mining, Ltd.	221,303	5,186,707
nib holdings, Ltd.	111,293	547,949
Nine Entertainment Co. Holdings, Ltd. (c)	122,054	160,934
Northern Star Resources, Ltd.	185,379	1,380,318
Oil Search, Ltd.	297,164	1,467,091
Orica, Ltd.	77,566	1,179,166
Origin Energy, Ltd.	572,037	3,074,908
Orora, Ltd.	479,194	934,026
OZ Minerals, Ltd.	121,762	789,196
Perpetual, Ltd. (c)	76,980	1,943,853
Qantas Airways, Ltd.	257,291	1,091,503
QBE Insurance Group, Ltd.	343,320	2,908,295
Ramsay Health Care, Ltd. (c)	32,757	1,433,170
REA Group, Ltd. (c)	13,166	960,973
Santos, Ltd.	637,628	3,324,272
Scentre Group REIT	1,328,230	3,520,590
SEEK, Ltd.	90,039	1,303,804
Sonic Healthcare, Ltd.	155,528	2,942,328
South32, Ltd. (d)	449,874	792,763
South32, Ltd. (d)	803,765	1,420,300
Stockland REIT	632,592	1,941,265
Suncorp Group, Ltd. (b)	317,421	2,922,253
Sydney Airport	282,159	1,528,126
Tabcorp Holdings, Ltd.	783,310	2,562,271
Telstra Corp., Ltd.	1,101,924	2,608,605
TPG Telecom, Ltd.	59,722	279,540
Transurban Group Stapled Security	639,553	6,336,479
Treasury Wine Estates, Ltd.	318,163	3,984,843
Vicinity Centres REIT	830,014	1,438,693
Wesfarmers, Ltd.	300,480	8,065,815
Westpac Banking Corp.	839,947	16,791,122
WiseTech Global, Ltd.	35,193	824,348
Woodside Petroleum, Ltd.	263,640	5,757,551
Woolworths Group, Ltd.	410,229	10,314,588
WorleyParsons, Ltd. (c)	233,337	2,047,437
		294,051,674
AUSTRIA — 0.2%
ams AG (b)	15,516	690,412
ANDRITZ AG	9,016	368,596
Erste Group Bank AG	89,672	2,966,051
OMV AG	88,939	4,774,374
Raiffeisen Bank International AG	33,563	779,009
Voestalpine AG	79,217	1,820,519
		11,398,961

126

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
BELGIUM — 1.1%
Ackermans & van Haaren NV	5,709	$ 867,619
Aedifica SA REIT	25,045	2,899,691
Ageas	117,329	6,508,165
Anheuser-Busch InBev SA	246,511	23,493,798
Bekaert SA	24,655	707,452
Celyad SA (b)(c)	6,413	62,294
Colruyt SA (c)	15,649	857,804
Euronav NV	45,741	416,887
Galapagos NV (b)	10,727	1,634,901
Gimv NV	4,878	294,617
Groupe Bruxelles Lambert SA	20,465	1,965,594
KBC Group NV	85,789	5,576,089
Proximus SADP	36,038	1,070,615
Solvay SA	18,816	1,948,754
UCB SA	59,304	4,305,904
Umicore SA (c)	49,970	1,886,548
		54,496,732
BERMUDA — 0.0% (a)
China Eco Farming, Ltd. (b)	14,000	98
CANADA — 8.8%
AGF Management, Ltd. Class B	168,413	788,646
Agnico Eagle Mines, Ltd.	57,916	3,105,767
Aimia, Inc. (b)	108,272	276,404
Air Canada (b)	66,765	2,178,939
Alamos Gold, Inc. Class A	97,061	564,479
Algonquin Power & Utilities Corp. (c)	67,654	926,921
Alimentation Couche-Tard, Inc. Class B	213,138	6,535,803
AltaGas, Ltd. (c)	36,848	541,309
Aphria, Inc. (b)(c)	23,700	123,154
ARC Resources, Ltd. (c)	94,358	449,697
Atco, Ltd. Class I	18,816	688,973
Athabasca Oil Corp. (b)(c)	86,630	41,876
Aurora Cannabis, Inc. (b)(c)	253,063	1,112,407
B2Gold Corp. (b)	281,029	914,830
Badger Daylighting, Ltd.	16,432	504,999
Bank of Montreal	152,720	11,255,602
Bank of Nova Scotia	302,925	17,216,848
Barrick Gold Corp. (d)	305,788	5,293,551
Barrick Gold Corp. (d)(e)	216,772	3,752,579
Bausch Health Cos., Inc. (b)	85,033	1,856,083
BCE, Inc.	69,283	3,353,213
BlackBerry, Ltd. (b)(c)	163,466	856,838
Bombardier, Inc. Class B (b)(c)	607,375	821,149
Brookfield Asset Management, Inc. Class A	266,690	14,170,424
CAE, Inc.	72,870	1,852,571
Cameco Corp.	168,897	1,604,777
Canadian Imperial Bank of Commerce (c)	112,273	9,269,306
Canadian National Railway Co.	198,168	17,805,185
Canadian Natural Resources, Ltd.	330,226	8,791,893
Canadian Pacific Railway, Ltd.	34,302	7,627,791
Security Description	Shares	Value
Canadian Solar, Inc. (b)(c)	11,464	$ 216,440
Canadian Tire Corp., Ltd. Class A (c)	21,261	2,387,366
Canadian Utilities, Ltd. Class A (c)	29,495	869,924
Canadian Western Bank	112,166	2,817,705
Canopy Growth Corp. (b)(c)	43,434	995,636
CCL Industries, Inc. Class B	30,368	1,225,730
Cenovus Energy, Inc.	194,569	1,826,656
CES Energy Solutions Corp. (c)	79,217	122,655
CGI, Inc. (b)	107,419	8,499,407
CI Financial Corp.	60,994	890,494
Cineplex, Inc. (c)	15,649	286,741
Constellation Software, Inc.	4,949	4,945,823
Crescent Point Energy Corp.	179,899	769,055
CT Real Estate Investment Trust	73,645	836,015
Detour Gold Corp. (b)	48,732	715,889
Dollarama, Inc.	86,152	3,086,246
ECN Capital Corp.	7,457	25,739
Eldorado Gold Corp. (b)	26,215	203,146
Element Fleet Management Corp. (c)	97,390	779,708
Emera, Inc. (c)	36,872	1,619,694
Empire Co., Ltd. Class A	40,762	1,104,330
Enbridge, Inc.	489,380	17,187,440
Encana Corp. (c)	238,572	1,093,755
Enerplus Corp.	39,384	293,595
Exchange Income Corp. (c)	36,019	1,126,818
Fairfax Financial Holdings, Ltd.	9,760	4,305,015
Finning International, Inc. (c)	35,202	616,567
Firm Capital Mortgage Investment Corp. (c)	147,142	1,551,437
First Capital Realty, Inc.	33,931	565,602
First Majestic Silver Corp. (b)(c)	69,436	631,952
First Quantum Minerals, Ltd.	169,193	1,422,295
Fortis, Inc.	103,332	4,371,318
Franco-Nevada Corp. (c)	43,065	3,926,591
George Weston, Ltd.	18,040	1,518,685
Gildan Activewear, Inc.	58,611	2,081,487
Gran Tierra Energy, Inc. (b)(c)	126,333	156,485
Great-West Lifeco, Inc.	76,739	1,843,707
H&R Real Estate Investment Trust	33,931	592,767
Home Capital Group, Inc. (b)	14,584	283,859
Husky Energy, Inc.	151,108	1,063,691
Hydro One, Ltd. (c)(f)	42,135	779,370
iA Financial Corp., Inc.	23,657	1,077,251
IAMGOLD Corp. (b)(c)	213,544	729,017
Imperial Oil, Ltd. (c)	62,559	1,630,125
Innergex Renewable Energy, Inc.	127,829	1,476,213
Intact Financial Corp.	35,563	3,581,549
Inter Pipeline, Ltd. (c)	85,030	1,493,163
International Petroleum Corp. (b)(c)	18,835	67,431
Keyera Corp.	43,443	1,055,560
Kinross Gold Corp. (b)	277,460	1,278,328
Kirkland Lake Gold, Ltd.	45,676	2,047,485

127

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Linamar Corp. (c)	12,370	$ 402,399
Loblaw Cos., Ltd.	48,000	2,735,710
Lundin Mining Corp.	186,645	878,246
Magna International, Inc.	99,239	5,293,246
Manulife Financial Corp.	525,611	9,646,788
Maple Leaf Foods, Inc.	18,809	422,208
Methanex Corp.	21,269	755,178
Metro, Inc.	62,029	2,732,743
National Bank of Canada (c)	94,668	4,713,380
New Gold, Inc. (b)(c)	151,136	151,821
Nutrien, Ltd.	212,384	10,587,118
Onex Corp.	20,505	1,271,960
Open Text Corp.	55,242	2,254,741
Pan American Silver Corp. (c)	44,741	701,190
Parex Resources, Inc. (b)	92,030	1,411,034
Pembina Pipeline Corp.	99,491	3,690,335
Peyto Exploration & Development Corp. (c)	33,559	84,658
Power Corp. of Canada	76,912	1,772,926
Power Financial Corp. (c)	79,514	1,844,917
PrairieSky Royalty, Ltd. (c)	51,984	725,577
Precision Drilling Corp. (b)	78,251	89,835
Premium Brands Holdings Corp.	7,247	509,753
Quebecor, Inc. Class B	41,716	947,747
Restaurant Brands International, Inc.	57,777	4,110,720
RioCan Real Estate Investment Trust	39,359	784,207
Ritchie Bros Auctioneers, Inc. (c)	27,007	1,077,220
Rogers Communications, Inc. Class B (c)	142,645	6,952,328
Royal Bank of Canada	358,208	29,075,992
Russel Metals, Inc.	14,805	236,723
Saputo, Inc.	66,277	2,038,368
Secure Energy Services, Inc.	43,389	183,518
SEMAFO, Inc. (b)	116,575	374,202
Seven Generations Energy, Ltd. Class A (b)	44,076	280,302
Shaw Communications, Inc. Class B	207,827	4,085,904
Sherritt International Corp. (b)(c)	153,287	33,575
Shopify, Inc. Class A (b)	22,808	7,102,521
SmartCentres Real Estate Investment Trust	16,943	415,897
SNC-Lavalin Group, Inc. (c)	50,297	708,869
Stantec, Inc.	19,617	434,419
Stars Group, Inc. (b)(c)	46,339	694,035
Sun Life Financial, Inc.	195,475	8,746,177
Suncor Energy, Inc.	486,747	15,363,412
TC Energy Corp.	226,833	11,752,828
Teck Resources, Ltd. Class B	148,633	2,411,357
TELUS Corp.	118,943	4,235,772
Thomson Reuters Corp.	63,384	4,239,164
TMX Group, Ltd.	12,327	1,064,554
Toromont Industries, Ltd.	19,617	948,254
Security Description	Shares	Value
Toronto-Dominion Bank	497,709	$ 29,039,290
Tourmaline Oil Corp.	31,980	316,660
Turquoise Hill Resources, Ltd. (b)(c)	240,770	112,747
Vermilion Energy, Inc. (c)	27,965	466,154
Waste Connections, Inc. (c)	65,049	5,979,693
West Fraser Timber Co., Ltd.	10,577	423,400
WestJet Airlines, Ltd.	27,822	643,016
Wheaton Precious Metals Corp.	101,188	2,655,039
Whitecap Resources, Inc. (c)	91,237	316,987
Yamana Gold, Inc. (c)	295,628	937,793
		420,219,578
CHILE — 0.0% (a)
Antofagasta PLC	86,946	963,220
CHINA — 0.4%
Alcon, Inc. (b)	130,648	7,625,446
Alibaba Health Information Technology, Ltd. (b)(c)	910,000	795,150
BOC Hong Kong Holdings, Ltd.	827,500	2,807,804
China New Town Development Co., Ltd.	1,443,800	26,153
ENN Energy Holdings, Ltd.	67,600	699,334
Fosun International, Ltd.	443,000	548,141
HC Group, Inc. (b)(c)	370,500	156,907
Prosus NV (b)	107,557	7,897,369
		20,556,304
DENMARK — 1.5%
Ambu A/S Class B (c)	86,456	1,432,822
AP Moller - Maersk A/S Class A	814	868,847
AP Moller - Maersk A/S Class B	1,629	1,842,468
Ascendis Pharma A/S ADR (b)	8,752	842,993
Bavarian Nordic A/S (b)(c)	9,921	267,127
Carlsberg A/S Class B	26,200	3,873,448
Chr. Hansen Holding A/S	24,540	2,083,296
Coloplast A/S Class B	22,069	2,658,508
Danske Bank A/S	253,433	3,529,570
DSV A/S	50,233	4,780,847
FLSmidth & Co. A/S	46,500	2,024,706
Genmab A/S (b)	13,851	2,812,247
GN Store Nord A/S	36,129	1,467,095
H&H International A/S Class B (b)	23,064	345,528
ISS A/S	45,395	1,123,515
Jyske Bank A/S (b)	12,212	394,611
NNIT A/S (f)	2,394	29,538
Novo Nordisk A/S Class B	475,779	24,464,387
Novozymes A/S Class B	55,272	2,324,337
Orsted A/S (f)	51,092	4,749,205
Pandora A/S	31,094	1,248,109
SimCorp A/S	9,871	866,958
Vestas Wind Systems A/S	68,417	5,312,681
Zealand Pharma A/S (b)	24,354	620,181
		69,963,024

128

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
EGYPT — 0.0% (a)
Centamin PLC	576,478	$ 892,965
FINLAND — 1.0%
Caverion Oyj (c)	66,170	406,861
Elisa Oyj	38,527	1,986,701
Fortum Oyj	113,600	2,686,235
Huhtamaki Oyj (c)	23,520	937,966
Kemira Oyj	24,989	367,781
Kesko Oyj Class B	18,881	1,193,052
Kone Oyj Class B	97,077	5,528,733
Konecranes Oyj	17,256	553,463
Metsa Board Oyj (c)	48,635	289,234
Metso Oyj	31,935	1,193,128
Neste Oyj	95,864	3,173,997
Nokia Oyj (d)	1,001,510	5,077,084
Nokia Oyj (d)	537,876	2,719,688
Nokian Renkaat Oyj	27,956	788,761
Nordea Bank Abp (d)	810,234	5,752,804
Nordea Bank Abp (d)	11,270	79,887
Orion Oyj Class B	25,391	947,253
Sampo Oyj Class A	114,108	4,538,131
Sanoma Oyj	19,805	221,096
Stora Enso Oyj Class R	142,113	1,712,769
UPM-Kymmene Oyj	130,363	3,854,341
Valmet Oyj	33,325	647,054
Wartsila OYJ Abp (c)	113,609	1,272,626
YIT Oyj (c)	31,571	181,731
		46,110,376
FRANCE — 8.4%
Accor SA	89,237	3,721,196
Adevinta ASA Class A (b)	17,294	200,616
Adevinta ASA Class B (b)	17,134	198,383
Adocia (b)(c)	7,383	87,090
Aeroports de Paris	8,162	1,452,188
Air Liquide SA	100,613	14,325,289
Airbus SE	149,881	19,477,309
Albioma SA	78,770	2,061,001
Alstom SA	79,432	3,293,275
Arkema SA	10,731	1,000,493
Atos SE	21,693	1,529,663
AXA SA	364,176	9,302,287
BioMerieux	10,538	871,979
BNP Paribas SA	276,917	13,485,644
Bollore SA (c)	135,568	561,921
Bouygues SA	81,669	3,272,056
Bureau Veritas SA	58,322	1,405,176
Capgemini SE	39,405	4,643,903
Carrefour SA	244,807	4,286,230
Casino Guichard Perrachon SA (c)	35,208	1,680,825
CGG SA (b)	41,451	93,001
Christian Dior SE	745	352,657
Cie de Saint-Gobain	165,827	6,508,245
Cie Generale des Etablissements Michelin SCA	38,574	4,306,265
Security Description	Shares	Value
Cie Plastic Omnium SA	18,049	$ 495,074
CNP Assurances	39,052	754,846
Covivio REIT	13,846	1,465,715
Credit Agricole SA	302,068	3,668,563
Danone SA	134,455	11,846,824
Dassault Systemes SE	25,489	3,633,295
Edenred	98,702	4,737,844
Eiffage SA	13,169	1,365,623
Electricite de France SA	105,856	1,185,201
Elis SA	46,206	817,063
Engie SA	410,775	6,708,446
EssilorLuxottica SA	60,339	8,699,613
Eurazeo SE	12,725	946,818
Eutelsat Communications SA	21,361	397,638
Faurecia SE	13,953	662,007
Gecina SA REIT	10,754	1,690,602
Getlink SE	102,562	1,540,784
Groupe Fnac SA (b)(d)	8,524	538,986
Groupe Fnac SA (b)(d)	1,233	78,099
Hermes International	9,009	6,226,901
ICADE REIT	11,157	998,004
Iliad SA	5,704	536,159
Ingenico Group SA	13,455	1,312,843
Ipsen SA	8,973	852,044
Kering SA	18,875	9,621,021
Klepierre SA REIT	47,875	1,626,344
Lagardere SCA	78,271	1,732,220
Legrand SA	68,720	4,905,666
L'Oreal SA	56,610	15,854,895
LVMH Moet Hennessy Louis Vuitton SE	63,610	25,287,607
Nanobiotix (b)(c)	21,169	187,512
Natixis SA	117,868	488,941
Nexans SA	24,557	906,501
Orange SA	525,656	8,249,344
Orpea	11,475	1,402,376
Pernod Ricard SA	52,744	9,395,745
Peugeot SA	151,894	3,788,809
Publicis Groupe SA	88,279	4,342,428
Renault SA	60,584	3,478,123
Rexel SA	74,383	796,165
Rubis SCA	23,664	1,375,059
Safran SA	86,124	13,562,753
Sanofi	302,926	28,091,055
Schneider Electric SE	151,128	13,263,158
SCOR SE	46,148	1,906,266
SEB SA	6,566	997,145
Societe BIC SA (c)	6,612	444,038
Societe Generale SA	230,413	6,315,073
Sodexo SA	25,388	2,850,833
SOITEC (b)	5,117	505,975
Suez	98,103	1,542,781
Technicolor SA (b)(c)	119,466	103,347
Teleperformance	14,668	3,180,620
Television Francaise 1	29,620	260,110
Thales SA	25,438	2,925,779

129

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
TOTAL SA	662,902	$ 34,606,282
Ubisoft Entertainment SA (b)	39,938	2,888,470
Unibail-Rodamco-Westfield	184,065	1,322,119
Unibail-Rodamco-Westfield, REIT	24,550	3,579,740
Valeo SA	96,680	3,135,666
Vallourec SA (b)	125,394	331,919
Veolia Environnement SA	216,020	5,477,846
Vinci SA	118,484	12,764,702
Vivendi SA	302,138	8,294,060
Wendel SA	7,337	1,012,648
Worldline SA (b)(f)	8,434	532,376
		402,609,201
GERMANY — 6.9%
1&1 Drillisch AG	10,712	333,997
Aareal Bank AG	12,372	376,179
adidas AG	49,991	15,567,977
ADO Properties SA (f)	10,681	440,159
AIXTRON SE (b)	27,913	284,832
Allianz SE	91,062	21,230,126
alstria office REIT-AG	38,885	667,257
Aroundtown SA	170,745	1,396,841
AURELIUS Equity Opportunities SE & Co. KGaA	12,827	529,434
Aurubis AG	7,322	326,402
Axel Springer SE (b)	15,380	1,056,338
BASF SE	227,320	15,890,490
Bayer AG	227,949	16,076,110
Bayerische Motoren Werke AG	79,671	5,610,114
Bayerische Motoren Werke AG Preference Shares	10,729	595,950
Bechtle AG	6,592	670,869
Beiersdorf AG	20,914	2,467,008
Bilfinger SE	31,166	910,588
Brenntag AG	39,311	1,902,844
CANCOM SE	13,523	729,767
Carl Zeiss Meditec AG	9,007	1,027,112
CECONOMY AG (b)	41,001	222,021
Commerzbank AG	231,787	1,344,838
CompuGroup Medical SE	10,056	605,160
Continental AG	26,106	3,349,831
Covestro AG (f)	45,625	2,258,213
CTS Eventim AG & Co. KGaA	11,573	652,293
Daimler AG	244,856	12,177,893
Delivery Hero SE (b)(f)	28,413	1,262,576
Deutsche Bank AG	513,002	3,842,777
Deutsche Boerse AG	58,639	9,167,308
Deutsche EuroShop AG	15,639	441,245
Deutsche Lufthansa AG	46,387	737,327
Deutsche Pfandbriefbank AG (f)	52,036	634,805
Deutsche Post AG	300,148	10,027,697
Deutsche Telekom AG	690,740	11,592,369
Deutsche Wohnen SE	89,324	3,261,290
Deutz AG	29,949	173,700
DMG Mori AG	18,040	835,856
Security Description	Shares	Value
Duerr AG	11,606	$ 301,265
DWS Group GmbH & Co. KGaA (f)	8,415	248,800
E.ON SE	511,678	4,975,297
Evonik Industries AG	30,427	751,335
Evotec SE (b)	29,472	656,102
Fielmann AG	6,488	477,796
Fraport AG Frankfurt Airport Services Worldwide	13,100	1,111,396
Freenet AG	32,744	674,326
Fresenius Medical Care AG & Co. KGaA	54,521	3,667,373
Fresenius SE & Co. KGaA	100,439	4,696,942
Fuchs Petrolub SE Preference Shares	17,294	649,706
Fuchs Petrolub SE	13,634	495,707
GEA Group AG	44,628	1,205,146
Gerresheimer AG	10,644	763,549
Grand City Properties SA	27,456	617,807
GRENKE AG	6,490	534,900
Hamborner REIT AG	118,088	1,233,325
Hannover Rueck SE	14,862	2,513,016
HeidelbergCement AG	36,017	2,604,103
Hella GmbH & Co. KGaA	10,742	480,382
Henkel AG & Co. KGaA Preference Shares	50,112	4,960,594
Henkel AG & Co. KGaA	31,473	2,882,196
HOCHTIEF AG	4,099	467,429
HUGO BOSS AG	16,414	879,517
Hypoport AG (b)	1,038	258,577
Infineon Technologies AG	286,416	5,155,883
Jenoptik AG	12,617	312,790
Jungheinrich AG Preference Shares	11,573	249,562
K+S AG	53,506	741,694
KION Group AG	18,991	998,967
Krones AG	4,026	243,378
Lanxess AG	23,016	1,405,154
LEG Immobilien AG	14,774	1,691,194
Leoni AG (b)	8,168	103,072
Merck KGaA	52,739	5,942,217
METRO AG	41,001	647,246
MorphoSys AG (b)	5,690	627,147
MTU Aero Engines AG	13,056	3,470,164
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	37,290	9,651,153
Nemetschek SE	13,025	664,837
New Work SE	696	189,695
Nordex SE (b)	15,380	167,673
Norma Group SE	12,336	427,938
OSRAM Licht AG (c)	19,736	868,178
Pfeiffer Vacuum Technology AG	1,590	215,984
Porsche Automobil Holding SE Preference Shares	44,258	2,880,529
ProSiebenSat.1 Media SE	56,162	773,919
Puma SE	23,308	1,804,137

130

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Rational AG	818	$ 586,794
Rheinmetall AG	10,679	1,351,082
Rocket Internet SE (b)(f)	19,439	502,260
RWE AG	136,422	4,266,985
Salzgitter AG	25,506	428,222
SAP SE	263,430	30,982,203
Sartorius AG Preference Shares	11,538	2,105,679
Schaeffler AG Preference Shares	41,286	317,050
Scout24 AG (f)	18,282	1,042,393
Siemens AG	206,139	22,079,989
Siemens Healthineers AG (f)	34,387	1,353,155
Siltronic AG	4,955	376,515
Sixt SE	2,871	275,280
Sixt SE Preference Shares	4,103	269,727
Software AG	12,396	340,691
Stabilus SA	5,809	284,350
Stroeer SE & Co. KGaA	10,243	780,009
Suedzucker AG	17,196	264,521
Symrise AG	31,096	3,022,600
TAG Immobilien AG	36,115	824,462
Talanx AG	16,041	693,220
Telefonica Deutschland Holding AG	128,676	358,843
Thyssenkrupp AG	131,106	1,815,948
TLG Immobilien AG	21,550	586,170
TUI AG	120,592	1,405,510
Uniper SE	51,135	1,677,438
United Internet AG	31,137	1,111,038
Volkswagen AG	9,806	1,685,892
Volkswagen AG Preference Shares	44,934	7,644,918
Vonovia SE	131,666	6,681,892
Wacker Chemie AG	4,024	264,534
Wirecard AG	33,938	5,429,633
Zalando SE (b)(f)	27,931	1,275,262
		330,100,955
HONG KONG — 2.6%
AIA Group, Ltd.	3,077,600	29,070,628
ASM Pacific Technology, Ltd.	77,100	941,203
Bank of East Asia, Ltd.	342,155	842,359
China Regenerative Medicine International, Ltd. (b)	3,500	64
China Youzan, Ltd. (b)(c)	2,220,000	141,593
CK Asset Holdings, Ltd.	803,348	5,441,460
CK Hutchison Holdings, Ltd.	591,848	5,224,364
CK Infrastructure Holdings, Ltd.	26,000	174,950
CLP Holdings, Ltd.	415,000	4,359,422
Dah Sing Banking Group, Ltd.	658,125	884,843
Dah Sing Financial Holdings, Ltd.	329,285	1,218,112
Dairy Farm International Holdings, Ltd.	80,800	509,040
Esprit Holdings, Ltd. (b)(c)	865,819	164,562
Galaxy Entertainment Group, Ltd.	781,000	4,856,717
GTI Holdings, Ltd. (b)	1,494,000	29,349
Security Description	Shares	Value
Hang Lung Group, Ltd.	797,000	$ 1,984,519
Hang Lung Properties, Ltd.	748,000	1,698,395
Hang Seng Bank, Ltd.	165,800	3,574,279
Henderson Land Development Co., Ltd.	215,869	1,005,079
HK Electric Investments & HK Electric Investments, Ltd. Class SS (c)	426,500	406,403
HKT Trust & HKT, Ltd.	780,900	1,239,176
Hong Kong & China Gas Co., Ltd.	2,695,141	5,253,177
Hong Kong Exchanges & Clearing, Ltd.	330,424	9,694,303
Hongkong Land Holdings, Ltd.	571,700	3,212,954
Hysan Development Co., Ltd.	26,841	108,194
Jardine Matheson Holdings, Ltd.	80,005	4,280,268
Jardine Strategic Holdings, Ltd.	75,400	2,252,952
Kerry Properties, Ltd.	29,000	89,337
Landing International Development, Ltd. (b)	132,000	17,343
Li & Fung, Ltd. (c)	1,692,000	192,091
Link REIT	700,851	7,728,725
Melco International Development, Ltd.	34,000	80,843
Melco Resorts & Entertainment, Ltd. ADR	36,874	715,724
MTR Corp., Ltd.	388,189	2,178,779
New World Development Co., Ltd.	1,586,516	2,060,200
Noble Group, Ltd. (b)(c)(e)	60,740	3,558
NWS Holdings, Ltd.	72,000	111,498
Pacific Basin Shipping, Ltd.	6,452,000	1,316,836
PCCW, Ltd.	850,000	477,077
Power Assets Holdings, Ltd.	102,500	688,398
Sands China, Ltd.	644,400	2,918,106
Shangri-La Asia, Ltd.	60,000	61,229
Sino Land Co., Ltd.	1,763,287	2,649,631
SJM Holdings, Ltd.	57,000	54,169
Summit Ascent Holdings, Ltd. (b)	1,818,000	289,882
Sun Hung Kai Properties, Ltd.	488,009	7,021,891
Swire Pacific, Ltd. Class A	25,500	237,292
Swire Properties, Ltd.	311,800	978,427
Techtronic Industries Co., Ltd.	391,000	2,720,750
Tou Rong Chang Fu Group, Ltd. (b)(g)	3,424,000	25,769
Vitasoy International Holdings, Ltd. (c)	230,000	931,513
VTech Holdings, Ltd.	73,100	637,343
Wharf Holdings, Ltd.	754,000	1,644,692
Wharf Real Estate Investment Co., Ltd.	133,000	726,127
Wheelock & Co., Ltd.	34,000	193,650
Yue Yuen Industrial Holdings, Ltd.	34,000	93,030
		125,412,275

131

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
IRELAND — 0.5%
AerCap Holdings NV (b)	20,529	$ 1,123,963
Amarin Corp. PLC ADR (b)(c)	71,735	1,087,503
Bank of Ireland Group PLC	228,447	906,552
C&C Group PLC	102,413	463,350
CRH PLC	206,329	7,105,850
Flutter Entertainment PLC	21,441	2,004,638
Glanbia PLC	31,116	386,718
Green REIT PLC	167,150	347,324
Greencore Group PLC	107,586	299,627
Irish Bank Resolution Corp., Ltd. (b)(g)	5,635	—
James Hardie Industries PLC	105,798	1,773,896
Kerry Group PLC Class A	38,479	4,501,214
Kingspan Group PLC	36,022	1,759,349
Ryanair Holdings PLC ADR (b)	31,138	2,066,940
Smurfit Kappa Group PLC	48,483	1,442,973
UDG Healthcare PLC	61,780	571,367
		25,841,264
ISRAEL — 0.6%
Bank Hapoalim BM (b)	266,736	2,102,700
Bank Leumi Le-Israel BM	338,128	2,406,723
Bezeq The Israeli Telecommunication Corp., Ltd.	536,235	355,145
Check Point Software Technologies, Ltd. (b)	36,354	3,980,763
CyberArk Software, Ltd. (b)	15,308	1,528,045
Israel Chemicals, Ltd.	110,839	550,400
Israel Discount Bank, Ltd. Class A	288,608	1,269,583
Nice, Ltd. (b)	15,614	2,295,516
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	40,758	2,307,720
Reit 1, Ltd.	381,415	2,403,184
Shufersal, Ltd.	586,364	4,274,833
Strauss Group, Ltd.	89,206	2,794,906
Teva Pharmaceutical Industries, Ltd. ADR (b)(c)	271,082	1,865,044
Wix.com, Ltd. (b)	10,525	1,228,689
		29,363,251
ITALY — 1.8%
A2A SpA	369,294	677,986
Amplifon SpA	20,604	505,406
Assicurazioni Generali SpA	120,007	2,326,186
Atlantia SpA	102,926	2,489,938
Azimut Holding SpA	26,582	499,030
Banca Generali SpA	18,058	557,137
Banca IFIS SpA	48,607	811,297
Banca Mediolanum SpA	62,092	466,403
Banca Monte dei Paschi di Siena SpA (b)(c)	4,122	6,867
Banca Popolare di Sondrio SCPA	180,013	329,700
Banco BPM SpA (b)(c)	253,525	517,960
Security Description	Shares	Value
Biesse SpA	2,513	$ 29,095
BPER Banca	134,105	518,430
Brembo SpA (c)	111,493	1,086,654
Buzzi Unicem SpA	28,465	652,925
Cairo Communication SpA	128,078	328,132
Cerved Group SpA	47,726	416,247
Credito Valtellinese SpA (b)	2,317,057	157,878
Davide Campari-Milano SpA	120,557	1,089,565
DiaSorin SpA	5,869	682,707
Enel SpA	1,392,683	10,401,893
Eni SpA	633,098	9,686,314
Esprinet SpA (c)	100,890	405,864
Falck Renewables SpA	29,515	124,976
Ferrari NV	26,779	4,132,476
FinecoBank Banca Fineco SpA	97,054	1,027,610
Hera SpA	182,274	748,361
IMA Industria Macchine Automatiche SpA (c)	7,565	529,481
Immobiliare Grande Distribuzione SIIQ SpA REIT	132,749	813,343
Interpump Group SpA	49,652	1,569,788
Intesa Sanpaolo SpA	3,650,138	8,657,141
Iren SpA	751,107	2,191,261
Italgas SpA	81,473	526,003
Leonardo SpA	195,405	2,298,599
Mediaset SpA (b)(c)	181,569	534,851
Mediobanca Banca di Credito Finanziario SpA	105,460	1,152,024
Moncler SpA	40,110	1,429,903
Pirelli & C SpA (f)	98,485	582,795
Poste Italiane SpA (f)	112,541	1,279,679
PRADA SpA (c)	84,100	244,595
Prysmian SpA	51,252	1,100,736
Recordati SpA	39,314	1,686,974
Reply SpA	34,374	2,018,003
Saipem SpA (b)	248,137	1,123,195
Salvatore Ferragamo SpA	17,130	316,637
Snam SpA	542,628	2,741,349
Societa Cattolica di Assicurazioni SC	126,216	1,073,973
Telecom Italia SpA (b)(d)	3,630,049	2,071,740
Telecom Italia SpA (d)	1,531,042	837,242
Terna Rete Elettrica Nazionale SpA	355,750	2,285,921
UniCredit SpA	494,597	5,834,248
Unione di Banche Italiane SpA (c)	258,083	724,789
Unipol Gruppo Finanziario SpA	91,399	486,857
UnipolSai Assicurazioni SpA (c)	1,082	2,878
Zignago Vetro SpA	98,942	1,100,239
		85,891,281
JAPAN — 23.5%
3-D Matrix, Ltd. (b)(c)	89,000	506,454
Acom Co., Ltd. (c)	158,600	622,220
Activia Properties, Inc. REIT	169	863,178

132

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
ADEKA Corp.	22,400	$ 277,733
Advance Residence Investment Corp. REIT	175	574,832
Advanced Media, Inc. (b)(c)	6,800	63,108
Advantest Corp.	158,600	7,007,310
Aeon Co., Ltd.	328,220	6,014,709
AEON Financial Service Co., Ltd. (c)	3,500	52,658
Aeon Mall Co., Ltd.	22,100	348,651
AEON REIT Investment Corp.	58	79,909
AGC, Inc.	75,700	2,346,472
Ain Holdings, Inc.	6,000	349,202
Air Water, Inc.	75,700	1,353,249
Aisin Seiki Co., Ltd.	76,400	2,399,982
Ajinomoto Co., Inc.	159,200	3,005,024
Akita Bank, Ltd. (c)	16,555	313,561
Alconix Corp. (c)	7,800	90,720
Alfresa Holdings Corp.	77,500	1,730,349
Alps Alpine Co., Ltd.	76,500	1,427,717
Amada Holdings Co., Ltd.	83,700	901,474
Amano Corp.	23,000	700,162
ANA Holdings, Inc.	10,100	339,610
Aomori Bank, Ltd.	1,010	24,578
Aoyama Trading Co., Ltd.	2,100	36,569
Aozora Bank, Ltd.	14,200	355,016
Asahi Group Holdings, Ltd.	168,836	8,357,831
Asahi Intecc Co., Ltd.	44,000	1,155,013
Asahi Kasei Corp. (c)	325,550	3,205,045
Asics Corp. (c)	76,900	1,312,797
Astellas Pharma, Inc.	739,200	10,522,870
Atom Corp. (c)	249,200	2,245,855
Awa Bank, Ltd.	2,310	52,089
Azbil Corp.	33,200	887,484
Bandai Namco Holdings, Inc. (c)	77,900	4,850,955
Bank of Iwate, Ltd. (c)	78,455	1,888,873
Bank of Kyoto, Ltd. (c)	10,700	418,298
Bank of Okinawa, Ltd.	82,000	2,568,309
BayCurrent Consulting, Inc.	3,100	136,391
Benesse Holdings, Inc.	4,100	106,450
Bic Camera, Inc.	1,100	11,573
Bridgestone Corp.	131,265	5,081,774
Brightpath Biotherapeutics Co., Ltd. (b)(c)	70,700	210,644
Brother Industries, Ltd.	76,700	1,388,158
Calbee, Inc.	15,800	491,214
Can Do Co., Ltd.	5,300	79,592
Canon, Inc.	318,016	8,481,898
Capcom Co., Ltd.	17,600	466,239
Casio Computer Co., Ltd. (c)	168,100	2,605,297
Central Japan Railway Co.	60,300	12,397,557
Chiba Bank, Ltd. (c)	147,750	760,111
Chubu Electric Power Co., Inc.	161,965	2,345,364
Chugai Pharmaceutical Co., Ltd.	84,180	6,542,790
Chugoku Bank, Ltd. (c)	75,700	710,946
Security Description	Shares	Value
Chugoku Electric Power Co., Inc. (c)	76,200	$ 979,337
Citizen Watch Co., Ltd. (c)	78,600	384,000
Coca-Cola Bottlers Japan Holdings, Inc.	75,300	1,688,894
COLOPL, Inc. (b)(c)	2,000	32,996
Colowide Co., Ltd. (c)	2,400	44,347
Comforia Residential REIT, Inc.	127	407,763
COMSYS Holdings Corp. (c)	9,500	268,980
Concordia Financial Group, Ltd. (c)	325,700	1,247,650
COOKPAD, Inc. (b)	76,400	213,489
Cosmo Energy Holdings Co., Ltd.	8,700	179,112
Cosmos Pharmaceutical Corp. (c)	3,000	587,092
Credit Saison Co., Ltd.	162,000	2,171,992
Creek & River Co., Ltd.	9,600	106,326
CyberAgent, Inc. (c)	13,900	533,750
Dai Nippon Printing Co., Ltd.	72,200	1,864,540
Daicel Corp.	79,600	672,448
Daido Steel Co., Ltd. (c)	8,500	333,079
Daifuku Co., Ltd. (c)	10,600	546,306
Dai-ichi Life Holdings, Inc.	323,500	4,876,072
Daiichi Sankyo Co., Ltd.	172,465	10,857,755
Daiichikosho Co., Ltd.	15,000	692,575
Daikin Industries, Ltd.	85,910	11,271,837
Daishi Hokuetsu Financial Group, Inc.	1,517	38,151
Daito Trust Construction Co., Ltd. (c)	14,155	1,808,749
Daiwa House Industry Co., Ltd.	165,600	5,372,136
Daiwa House REIT Investment Corp.	645	1,814,296
Daiwa Securities Group, Inc. (c)	750,150	3,341,404
DeNA Co., Ltd.	76,300	1,346,325
Denka Co., Ltd.	7,000	192,431
Denso Corp.	133,910	5,884,234
Dentsu, Inc.	77,500	2,728,545
DIC Corp.	5,300	147,022
Disco Corp. (c)	7,100	1,344,122
DMG Mori Co., Ltd.	27,200	385,318
Dowa Holdings Co., Ltd.	4,400	150,229
East Japan Railway Co.	88,500	8,442,609
Ebara Corp.	3,800	101,158
Eisai Co., Ltd.	82,151	4,173,871
Electric Power Development Co., Ltd.	69,700	1,589,734
euglena Co., Ltd. (b)(c)	5,000	41,777
Ezaki Glico Co., Ltd. (c)	2,700	112,047
F@N Communications, Inc.	5,200	25,886
FamilyMart Co., Ltd.	70,300	1,712,699
Fancl Corp. (c)	16,900	449,259
FANUC Corp.	62,155	11,697,735
Fast Retailing Co., Ltd. (c)	15,800	9,387,166
Feed One Co., Ltd.	1,233,400	1,848,816
FFRI, Inc. (b)	7,500	219,292

133

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Financial Products Group Co., Ltd. (c)	80,700	$ 806,440
FINDEX, Inc. (c)	62,400	526,568
Fixstars Corp. (c)	7,700	102,524
Focus Systems Corp.	13,300	102,265
Foster Electric Co., Ltd.	83,700	1,417,266
FP Corp.	5,800	361,712
Frontier Real Estate Investment Corp. REIT	20	85,219
Fuji Electric Co., Ltd.	16,600	507,638
Fuji Oil Holdings, Inc. (c)	20,000	579,227
Fuji Seal International, Inc.	17,500	441,892
FUJIFILM Holdings Corp.	164,110	7,197,607
Fujitsu, Ltd.	77,251	6,186,513
Fukuoka Financial Group, Inc. (c)	165,034	3,116,673
Fukuoka REIT Corp.	10	16,997
Fukuyama Transporting Co., Ltd.	9,000	315,614
Furukawa Electric Co., Ltd.	78,955	1,898,719
Gakujo Co., Ltd.	17,400	230,229
Glory, Ltd.	15,000	420,541
GLP J-REIT	834	1,106,598
GMO internet, Inc.	3,500	60,106
GMO Payment Gateway, Inc. (c)	7,400	495,045
Goldwin, Inc. (c)	7,600	651,177
GS Yuasa Corp.	3,400	58,735
Gumi, Inc. (b)	15,300	107,167
GungHo Online Entertainment, Inc. (c)	8,100	183,623
Gunma Bank, Ltd.	87,500	283,368
Gurunavi, Inc. (c)	5,200	35,412
Hachijuni Bank, Ltd. (c)	156,500	637,150
Hakuhodo DY Holdings, Inc.	80,100	1,156,938
Hamamatsu Photonics KK	76,500	2,838,446
Hankyu Hanshin Holdings, Inc.	81,200	3,129,290
Hankyu Hanshin REIT, Inc.	846	1,262,640
Haseko Corp. (c)	80,500	937,025
Heiwa Real Estate REIT, Inc.	2,444	3,145,597
Hikari Tsushin, Inc.	5,000	1,081,656
Hino Motors, Ltd.	77,200	635,744
Hirose Electric Co., Ltd.	2,940	360,172
Hiroshima Bank, Ltd.	15,500	76,586
Hisamitsu Pharmaceutical Co., Inc.	10,100	441,568
Hitachi Chemical Co., Ltd.	4,800	156,558
Hitachi Construction Machinery Co., Ltd. (c)	13,700	330,220
Hitachi High-Technologies Corp.	3,700	213,629
Hitachi Metals, Ltd. (c)	79,200	854,473
Hitachi, Ltd.	289,795	10,787,373
Hokkoku Bank, Ltd.	16,555	429,059
Hokuhoku Financial Group, Inc.	28,600	276,539
Hokuriku Electric Power Co. (b)(c)	78,100	524,641
Honda Motor Co., Ltd.	427,775	11,076,829
Security Description	Shares	Value
Horiba, Ltd.	4,900	$ 282,915
Hoshizaki Corp.	7,200	565,607
House Foods Group, Inc.	12,000	448,577
Hoya Corp.	84,306	6,879,432
Hulic Co., Ltd.	82,700	845,556
Hulic Reit, Inc.	436	801,199
Hyakugo Bank, Ltd.	76,050	242,769
Ibiden Co., Ltd.	82,500	1,660,305
IBJ, Inc. (c)	17,100	182,115
Ichigo Office REIT Investment	3,277	3,411,173
Idemitsu Kosan Co., Ltd.	54,894	1,551,711
IHI Corp. (c)	30,800	669,150
Iida Group Holdings Co., Ltd. (c)	62,100	1,010,149
Industrial & Infrastructure Fund Investment Corp. REIT	160	229,766
Infomart Corp. (c)	160,600	2,502,433
Infoteria Corp. (c)	11,900	73,553
Inpex Corp.	249,600	2,288,953
Intage Holdings, Inc.	157,400	1,360,274
Invincible Investment Corp. REIT	1,413	872,053
Iriso Electronics Co., Ltd. (c)	4,400	210,891
Isetan Mitsukoshi Holdings, Ltd. (c)	85,000	677,955
Isuzu Motors, Ltd.	331,900	3,656,044
Ito En, Ltd.	8,200	386,195
ITOCHU Corp.	395,350	8,161,239
Iwatani Corp. (c)	2,800	94,564
Iyo Bank, Ltd.	81,400	425,547
Izumi Co., Ltd.	6,100	238,751
J Front Retailing Co., Ltd.	76,100	890,034
Jafco Co., Ltd.	2,100	79,278
Japan Airlines Co., Ltd.	14,000	416,081
Japan Airport Terminal Co., Ltd. (c)	4,800	207,856
Japan Excellent, Inc. REIT	763	1,245,369
Japan Exchange Group, Inc.	163,400	2,568,740
Japan Hotel REIT Investment Corp.	835	622,725
Japan Logistics Fund, Inc. REIT	37	91,546
Japan Post Bank Co., Ltd. (c)	84,900	822,487
Japan Post Holdings Co., Ltd.	234,600	2,159,861
Japan Post Insurance Co., Ltd.	14,300	215,674
Japan Prime Realty Investment Corp. REIT	120	569,604
Japan Real Estate Investment Corp. REIT	151	1,012,954
Japan Retail Fund Investment Corp. REIT	805	1,702,734
Japan Tissue Engineering Co., Ltd. (b)(c)	2,200	17,588
Japan Tobacco, Inc.	253,100	5,540,917
JFE Holdings, Inc.	164,110	1,974,027
JGC Corp.	77,400	1,011,947
JSR Corp.	159,500	2,551,705
JTEKT Corp. (c)	78,400	898,798

134

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
JXTG Holdings, Inc. (c)	896,200	$ 4,083,173
Kagome Co., Ltd.	11,700	295,437
Kajima Corp.	77,537	1,016,608
Kakaku.com, Inc.	79,800	1,962,604
Kaken Pharmaceutical Co., Ltd.	2,000	92,713
Kamigumi Co., Ltd.	18,400	416,777
Kaneka Corp.	7,600	236,632
Kansai Electric Power Co., Inc. (c)	324,000	3,622,984
Kansai Paint Co., Ltd. (c)	79,900	1,856,386
Kao Corp.	159,300	11,768,228
Kawasaki Heavy Industries, Ltd. (c)	40,200	889,738
KDDI Corp.	447,600	11,699,931
Keihan Holdings Co., Ltd.	22,700	1,009,239
Keikyu Corp.	81,500	1,579,852
Keio Corp.	14,700	915,392
Keisei Electric Railway Co., Ltd.	77,600	3,191,598
Kenedix Office Investment Corp. REIT	42	331,881
Kenedix, Inc.	81,400	410,483
Kewpie Corp.	5,500	128,397
Keyence Corp.	23,000	14,237,335
Kikkoman Corp. (c)	24,800	1,184,067
Kintetsu Group Holdings Co., Ltd.	24,410	1,271,601
Kirin Holdings Co., Ltd.	240,300	5,087,267
Kiyo Bank, Ltd.	167,400	2,600,644
KNT-CT Holdings Co., Ltd. (b)	15,000	219,570
Kobayashi Pharmaceutical Co., Ltd.	6,600	501,985
Kobe Steel, Ltd.	83,699	446,085
Koito Manufacturing Co., Ltd.	16,700	815,878
Kokuyo Co., Ltd.	44,800	625,107
Komatsu, Ltd.	324,120	7,422,595
Konami Holdings Corp.	12,400	598,917
Konica Minolta, Inc.	252,675	1,758,146
Kose Corp. (c)	3,600	607,911
K's Holdings Corp.	76,100	828,069
Kubota Corp.	343,050	5,188,205
Kuraray Co., Ltd.	83,300	1,022,800
Kurita Water Industries, Ltd.	82,810	2,216,695
Kyocera Corp.	83,100	5,155,545
Kyoritsu Maintenance Co., Ltd. (c)	1,200	51,353
Kyowa Exeo Corp. (c)	12,400	300,606
Kyowa Kirin Co., Ltd.	77,600	1,506,406
Kyudenko Corp.	8,200	273,144
Kyushu Electric Power Co., Inc. (c)	85,800	809,771
Kyushu Financial Group, Inc. (c)	77,400	315,115
Kyushu Railway Co.	18,500	589,706
Lasertec Corp.	15,800	988,277
Lawson, Inc.	1,500	76,752
Leopalace21 Corp. (b)(c)	1,600	3,760
Like Co., Ltd.	6,200	91,731
LINE Corp. (b)(c)	22,000	786,768
Security Description	Shares	Value
Lion Corp.	61,400	$ 1,210,672
LIXIL Group Corp. (c)	77,700	1,365,996
M3, Inc.	153,200	3,688,424
Mabuchi Motor Co., Ltd.	3,500	130,349
Maeda Corp.	35,900	312,911
Makita Corp.	78,900	2,482,165
Mani, Inc. (c)	21,000	552,033
Marubeni Corp.	823,050	5,465,676
Maruha Nichiro Corp.	10,200	257,088
Marui Group Co., Ltd. (c)	78,000	1,646,967
Maruichi Steel Tube, Ltd. (c)	10,200	269,263
Matsumotokiyoshi Holdings Co., Ltd.	5,000	182,975
Matsuya Co., Ltd. (c)	162,000	1,248,633
Mazda Motor Corp. (c)	164,600	1,461,334
McDonald's Holdings Co. Japan, Ltd.	5,600	270,997
MCUBS MidCity Investment Corp. REIT	3,970	4,360,296
Mebuki Financial Group, Inc.	239,300	588,978
Medipal Holdings Corp.	166,399	3,704,427
MEIJI Holdings Co., Ltd.	29,100	2,121,749
Meiko Network Japan Co., Ltd. (c)	161,900	1,316,772
Metaps, Inc. (b)	4,100	38,430
Milbon Co., Ltd.	1,200	59,070
MINEBEA MITSUMI, Inc.	85,000	1,345,686
MISUMI Group, Inc.	79,900	1,880,044
Mitsubishi Chemical Holdings Corp.	405,800	2,891,571
Mitsubishi Corp.	490,538	12,032,535
Mitsubishi Electric Corp.	733,450	9,721,648
Mitsubishi Estate Co., Ltd.	329,025	6,344,558
Mitsubishi Gas Chemical Co., Inc.	77,600	1,035,385
Mitsubishi Heavy Industries, Ltd.	51,410	2,013,112
Mitsubishi Logistics Corp. (c)	4,500	114,379
Mitsubishi Materials Corp.	17,100	461,221
Mitsubishi Motors Corp. (c)	246,000	1,067,536
Mitsubishi Tanabe Pharma Corp.	78,600	861,818
Mitsubishi UFJ Financial Group, Inc.	3,392,924	17,216,558
Mitsubishi UFJ Lease & Finance Co., Ltd. (c)	157,800	911,101
Mitsui & Co., Ltd.	575,726	9,418,307
Mitsui Chemicals, Inc.	27,110	606,040
Mitsui Fudosan Co., Ltd.	249,000	6,172,297
Mitsui Mining & Smelting Co., Ltd.	3,200	75,592
Mitsui OSK Lines, Ltd. (c)	14,255	360,085
Miura Co., Ltd. (c)	16,300	453,972
Mixi, Inc.	2,100	44,167
Mizuho Financial Group, Inc.	6,426,300	9,846,822
Mochida Pharmaceutical Co., Ltd.	12,000	458,570
MonotaRO Co., Ltd. (c)	17,800	465,443

135

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Mori Hills REIT Investment Corp.	52	$ 82,565
Morinaga & Co., Ltd.	2,600	126,301
Morinaga Milk Industry Co., Ltd.	12,000	457,460
Morpho, Inc. (b)(c)	5,800	144,953
MS&AD Insurance Group Holdings, Inc.	164,399	5,324,048
Murata Manufacturing Co., Ltd.	192,400	9,230,571
Musashino Bank, Ltd.	82,055	1,423,577
Nabtesco Corp.	15,000	464,261
Nachi-Fujikoshi Corp.	1,500	67,176
Nagase & Co., Ltd.	49,100	684,197
Nagoya Railroad Co., Ltd.	63,900	1,909,757
Nankai Electric Railway Co., Ltd.	5,400	136,655
Nanto Bank, Ltd.	81,855	1,913,169
NEC Corp.	33,800	1,426,121
NET One Systems Co., Ltd.	18,600	501,335
Nexon Co., Ltd. (b)	148,800	1,805,013
NGK Insulators, Ltd. (c)	81,400	1,159,145
NGK Spark Plug Co., Ltd. (c)	63,000	1,199,667
NH Foods, Ltd.	13,000	522,646
NHK Spring Co., Ltd. (c)	78,200	596,223
Nichirei Corp.	75,100	1,712,204
Nidec Corp.	81,200	10,909,313
Nifco, Inc.	5,000	119,408
Nihon M&A Center, Inc. (c)	32,700	919,806
Nihon Unisys, Ltd.	19,300	621,457
Nikkon Holdings Co., Ltd.	14,700	334,601
Nikon Corp. (c)	163,800	2,043,048
Nintendo Co., Ltd.	29,900	11,071,922
Nippon Accommodations Fund, Inc. REIT	11	68,499
Nippon Building Fund, Inc. REIT	284	2,181,078
Nippon Electric Glass Co., Ltd.	4,000	88,975
Nippon Express Co., Ltd.	11,000	560,814
Nippon Paint Holdings Co., Ltd.	77,600	4,028,092
Nippon Paper Industries Co., Ltd. (c)	4,200	68,358
Nippon Prologis REIT, Inc.	755	2,068,522
NIPPON REIT Investment Corp.	97	405,233
Nippon Shinyaku Co., Ltd.	8,600	723,331
Nippon Steel Corp.	238,900	3,327,911
Nippon Suisan Kaisha, Ltd.	497,100	2,810,346
Nippon Telegraph & Telephone Corp.	164,700	7,857,443
Nippon Television Holdings, Inc.	2,000	25,612
Nippon Yusen KK (c)	16,555	276,491
Nipro Corp. (c)	54,800	615,058
Nishi-Nippon Railroad Co., Ltd. (c)	16,000	351,164
Nissan Chemical Corp.	24,900	1,035,628
Nissan Motor Co., Ltd. (c)	646,541	4,032,693
Security Description	Shares	Value
Nissei ASB Machine Co., Ltd. (c)	4,300	$ 134,879
Nisshin Seifun Group, Inc.	79,100	1,462,335
Nissin Foods Holdings Co., Ltd.	10,400	750,590
Nitori Holdings Co., Ltd.	14,600	2,135,795
Nitto Denko Corp.	77,300	3,722,130
NOF Corp. (c)	11,300	371,700
NOK Corp. (c)	5,700	84,491
Nomura Holdings, Inc. (c)	987,685	4,184,695
Nomura Real Estate Holdings, Inc.	6,000	129,577
Nomura Real Estate Master Fund, Inc. REIT	854	1,542,455
Nomura Research Institute, Ltd.	50,500	1,005,094
NSK, Ltd. (c)	85,700	721,601
NTN Corp. (c)	145,900	418,496
NTT Data Corp.	328,000	4,230,692
NTT DOCOMO, Inc.	278,100	7,084,056
Obayashi Corp.	165,950	1,652,206
Obic Co., Ltd.	8,000	911,959
Odakyu Electric Railway Co., Ltd. (c)	84,099	2,013,863
Ogaki Kyoritsu Bank, Ltd.	16,555	366,255
Oji Holdings Corp.	180,600	842,215
Oki Electric Industry Co., Ltd.	3,600	48,999
Olympus Corp.	331,600	4,467,357
Omron Corp. (c)	77,200	4,221,624
OncoTherapy Science, Inc. (b)(c)	144,900	134,074
Ono Pharmaceutical Co., Ltd.	159,100	2,880,950
Oracle Corp. Japan	1,900	164,728
Oriental Land Co., Ltd. (c)	79,900	12,154,115
ORIX Corp.	328,100	4,890,762
Orix JREIT, Inc.	740	1,615,915
Osaka Gas Co., Ltd. (c)	93,200	1,782,507
Otsuka Corp.	13,200	525,802
Otsuka Holdings Co., Ltd.	159,900	5,977,294
PALTAC Corp.	12,000	586,260
Pan Pacific International Holdings Corp.	113,600	1,897,275
Panasonic Corp.	590,950	4,787,748
Park24 Co., Ltd.	5,100	118,351
Penta-Ocean Construction Co., Ltd.	71,200	393,963
PeptiDream, Inc. (b)(c)	11,300	536,378
Persol Holdings Co., Ltd.	69,100	1,305,595
Pigeon Corp. (c)	78,000	3,215,267
Pilot Corp.	15,200	562,572
Pola Orbis Holdings, Inc.	4,800	107,437
Premier Investment Corp. REIT	285	418,237
Rakuten, Inc.	166,200	1,637,779
Raysum Co., Ltd.	3,300	34,229
Recruit Holdings Co., Ltd.	405,400	12,326,111
Relo Group, Inc.	10,000	245,015
Renesas Electronics Corp. (b)	78,400	509,246
Rengo Co., Ltd.	90,600	652,203
ReproCELL, Inc. (b)(c)	165,400	356,588

136

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Resona Holdings, Inc. (c)	570,900	$ 2,445,771
Ricoh Co., Ltd. (c)	162,400	1,462,088
Ringer Hut Co., Ltd. (c)	900	21,468
Rinnai Corp.	5,100	342,595
Riso Kyoiku Co., Ltd.	262,818	1,067,565
Rock Field Co., Ltd.	161,200	2,153,808
Rohm Co., Ltd.	12,300	938,931
Rohto Pharmaceutical Co., Ltd. (c)	5,901	160,964
Ryohin Keikaku Co., Ltd.	45,600	851,453
San-In Godo Bank, Ltd.	76,150	462,220
Sankyo Co., Ltd.	10,000	343,743
Sankyu, Inc.	7,300	378,931
Sanrio Co., Ltd. (c)	3,900	75,095
Santen Pharmaceutical Co., Ltd.	85,800	1,490,931
Sanwa Holdings Corp.	76,400	853,955
Sapporo Holdings, Ltd.	17,300	431,239
Sawai Pharmaceutical Co., Ltd. (c)	1,600	82,609
SBI Holdings, Inc.	77,000	1,646,514
SCREEN Holdings Co., Ltd. (c)	2,800	165,034
Secom Co., Ltd.	82,248	7,502,205
Sega Sammy Holdings, Inc. (c)	64,300	899,575
Seibu Holdings, Inc.	77,900	1,357,258
Seiko Epson Corp. (c)	86,100	1,210,937
Seino Holdings Co., Ltd.	77,100	964,508
Sekisui Chemical Co., Ltd.	84,900	1,314,251
Sekisui House Reit, Inc.	1,498	1,343,106
Sekisui House, Ltd.	163,800	3,220,680
Seria Co., Ltd. (c)	3,800	92,227
Seven & i Holdings Co., Ltd.	246,028	9,406,317
Seven Bank, Ltd. (c)	167,300	458,208
SG Holdings Co., Ltd.	66,400	1,625,057
Sharp Corp. (c)	14,200	157,011
Shiga Bank, Ltd. (c)	2,310	52,473
Shikoku Bank, Ltd.	1,820	16,503
Shikoku Electric Power Co., Inc. (c)	77,200	727,891
Shimadzu Corp.	82,900	2,092,539
Shimamura Co., Ltd.	1,400	110,886
Shimano, Inc.	14,200	2,139,033
Shimizu Corp. (c)	162,513	1,470,624
Shin-Etsu Chemical Co., Ltd.	91,417	9,778,214
Shinsei Bank, Ltd. (c)	5,200	75,733
Shionogi & Co., Ltd.	81,800	4,540,534
Ship Healthcare Holdings, Inc.	9,600	408,161
Shiseido Co., Ltd.	90,600	7,233,749
Shizuoka Bank, Ltd. (c)	152,200	1,133,666
SHO-BOND Holdings Co., Ltd.	17,600	617,201
Showa Denko KK	54,700	1,429,817
Skylark Holdings Co., Ltd. (c)	70,900	1,289,747
SMC Corp.	13,500	5,758,501
SMS Co., Ltd.	100,800	2,451,098
Softbank Corp. (c)	103,200	1,397,963
SoftBank Group Corp.	439,472	17,241,372
Security Description	Shares	Value
Sohgo Security Services Co., Ltd.	12,200	$ 638,927
Sojitz Corp.	323,800	1,003,683
Sompo Holdings, Inc.	164,800	6,887,824
Sony Corp.	326,220	19,158,162
Sony Financial Holdings, Inc.	74,400	1,612,258
Sotetsu Holdings, Inc.	11,800	308,225
Square Enix Holdings Co., Ltd.	11,100	539,209
Stanley Electric Co., Ltd.	69,273	1,830,615
Starts Proceed Investment Corp. REIT	51	97,163
Subaru Corp.	164,300	4,621,531
Sugi Holdings Co., Ltd.	8,100	438,446
SUMCO Corp.	75,100	1,007,587
Sumitomo Chemical Co., Ltd. (c)	820,550	3,682,320
Sumitomo Corp.	415,775	6,493,900
Sumitomo Dainippon Pharma Co., Ltd. (c)	63,400	1,041,268
Sumitomo Electric Industries, Ltd.	250,220	3,174,200
Sumitomo Forestry Co., Ltd. (c)	74,100	984,572
Sumitomo Heavy Industries, Ltd.	14,800	438,214
Sumitomo Metal Mining Co., Ltd.	36,200	1,121,086
Sumitomo Mitsui Financial Group, Inc.	330,600	11,302,956
Sumitomo Mitsui Trust Holdings, Inc.	160,055	5,769,829
Sumitomo Osaka Cement Co., Ltd. (c)	8,800	376,590
Sumitomo Realty & Development Co., Ltd.	100,300	3,817,108
Sumitomo Rubber Industries, Ltd.	77,700	921,688
Sun Corp. (c)	3,000	39,917
Sun Frontier Fudousan Co., Ltd.	3,100	36,973
Sundrug Co., Ltd.	3,900	122,693
Suntory Beverage & Food, Ltd.	11,100	474,504
Suruga Bank, Ltd. (b)(c)	76,800	321,199
Suzuken Co., Ltd.	11,800	633,264
Suzuki Motor Corp. (c)	95,500	4,053,282
Sysmex Corp.	67,800	4,536,938
T&D Holdings, Inc.	246,400	2,610,483
Tadano, Ltd. (c)	5,200	49,510
Taiheiyo Cement Corp.	17,700	473,474
Taisei Corp.	67,987	2,632,668
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	457,599
Taiyo Nippon Sanso Corp.	76,400	1,543,199
Taiyo Yuden Co., Ltd. (c)	87,300	2,123,634
Takara Holdings, Inc.	59,500	588,531
Takashimaya Co., Ltd.	10,500	122,318
Takeda Pharmaceutical Co., Ltd.	356,015	12,155,405
Takeuchi Manufacturing Co., Ltd.	84,500	1,311,187

137

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
TDK Corp.	16,955	$ 1,517,047
Teijin, Ltd. (c)	164,910	3,167,737
Terumo Corp.	164,800	5,306,537
THK Co., Ltd.	14,200	372,229
TIS, Inc.	9,700	559,158
Tobu Railway Co., Ltd.	68,800	2,228,082
Toda Corp.	64,500	370,618
Toho Bank, Ltd.	12,101	28,440
Toho Co., Ltd.	76,300	3,342,868
Toho Gas Co., Ltd.	29,600	1,131,140
Toho Holdings Co., Ltd.	13,500	312,408
Tohoku Electric Power Co., Inc.	161,800	1,577,952
Tokai Carbon Co., Ltd. (c)	77,000	774,453
Tokio Marine Holdings, Inc.	201,665	10,783,456
Tokuyama Corp.	9,100	208,565
Tokyo Base Co., Ltd. (b)	17,000	123,794
Tokyo Century Corp. (c)	6,500	300,416
Tokyo Dome Corp. (c)	169,200	1,628,203
Tokyo Electric Power Co. Holdings, Inc. (b)	328,575	1,608,292
Tokyo Electron, Ltd.	66,655	12,683,415
Tokyo Gas Co., Ltd.	76,095	1,918,305
Tokyo Tatemono Co., Ltd.	76,200	1,070,290
Tokyu Corp.	99,075	1,859,117
Tokyu Fudosan Holdings Corp.	86,400	550,818
Tokyu REIT, Inc.	379	721,354
Toppan Printing Co., Ltd.	65,800	1,164,095
Toray Industries, Inc.	802,550	5,956,284
Toshiba Corp.	154,851	4,728,275
Tosoh Corp.	73,100	965,874
TOTO, Ltd. (c)	61,300	2,294,319
Toyo Seikan Group Holdings, Ltd.	75,100	1,164,632
Toyo Suisan Kaisha, Ltd.	12,300	492,797
Toyo Tire Corp.	76,200	963,120
Toyoda Gosei Co., Ltd.	16,000	320,222
Toyota Industries Corp.	76,900	4,411,566
Toyota Motor Corp.	579,288	38,678,161
Toyota Tsusho Corp.	76,300	2,460,379
Trend Micro, Inc.	20,000	951,191
Tsumura & Co.	3,500	93,592
Tsuruha Holdings, Inc.	4,200	457,405
Ube Industries, Ltd.	5,200	104,842
Ulvac, Inc.	2,600	104,409
Unicharm Corp.	84,700	2,680,305
United Urban Investment Corp. REIT	805	1,541,846
USS Co., Ltd.	77,710	1,507,822
Wacoal Holdings Corp.	25,300	650,087
Warabeya Nichiyo Holdings Co., Ltd. (c)	82,300	1,500,171
Welcia Holdings Co., Ltd.	6,500	327,180
West Japan Railway Co.	76,200	6,437,957
Yahoo! Japan Corp.	253,200	712,217
Yakult Honsha Co., Ltd.	74,700	4,174,768
Yamada Denki Co., Ltd.	414,580	2,006,249
Security Description	Shares	Value
Yamagata Bank, Ltd. (c)	1,634	$ 22,059
Yamaguchi Financial Group, Inc.	12,000	82,387
Yamaha Corp.	77,900	3,495,859
Yamaha Motor Co., Ltd.	79,000	1,431,247
Yamanashi Chuo Bank, Ltd.	1,510	14,363
Yamato Holdings Co., Ltd.	82,900	1,247,239
Yamazaki Baking Co., Ltd.	77,100	1,375,423
Yaskawa Electric Corp.	77,800	2,854,286
Yokogawa Electric Corp.	77,500	1,417,696
Yokohama Rubber Co., Ltd.	6,300	125,971
Zenrin Co., Ltd.	2,100	35,539
Zensho Holdings Co., Ltd. (c)	20,500	441,962
Zeon Corp.	64,900	790,870
ZOZO, Inc. (c)	78,200	1,803,140
		1,131,310,450
JORDAN — 0.0% (a)
Hikma Pharmaceuticals PLC	35,222	954,889
LUXEMBOURG — 0.1%
APERAM SA	11,456	279,012
ArcelorMittal	131,911	1,856,003
Eurofins Scientific SE (c)	2,448	1,137,980
Millicom International Cellular SA SDR	14,785	718,186
SES SA	85,082	1,551,351
Tenaris SA	94,685	1,004,798
		6,547,330
MACAU — 0.0% (a)
MGM China Holdings, Ltd. (c)	21,600	33,670
Wynn Macau, Ltd.	314,000	612,828
		646,498
MALTA — 0.0% (a)
Catena Media PLC (b)(c)	52,744	248,481
Kindred Group PLC	56,841	332,415
		580,896
MEXICO — 0.0% (a)
Fresnillo PLC	50,239	423,213
NETHERLANDS — 3.8%
Aalberts NV	23,648	937,399
ABN AMRO Bank NV (f)	102,203	1,802,246
Adyen NV (b)(f)	5,196	3,423,732
Aegon NV	678,091	2,821,735
Akzo Nobel NV	83,858	7,477,404
Altice Europe NV (b)	79,217	414,539
Argenx SE (b)	8,479	962,280
ASML Holding NV	108,544	26,891,550
ASR Nederland NV	36,927	1,363,532
Constellium NV (b)	20,498	260,530
Euronext NV (f)	17,134	1,401,895
EXOR NV	24,536	1,644,537
Fugro NV (b)(c)	33,588	226,370
Heineken Holding NV	23,852	2,375,415
Heineken NV	55,142	5,961,083

138

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
IMCD NV	12,927	$ 956,211
ING Groep NV	1,044,355	10,934,689
Koninklijke Ahold Delhaize NV	378,492	9,471,966
Koninklijke DSM NV	60,348	7,263,368
Koninklijke KPN NV	1,158,281	3,612,750
Koninklijke Philips NV	231,418	10,722,405
NN Group NV	86,677	3,074,876
NXP Semiconductors NV	83,753	9,139,127
OCI NV (b)	9,867	232,997
Pharming Group NV (b)(c)	111,792	150,699
PostNL NV (c)	249,024	553,288
Randstad NV (c)	16,318	802,146
Royal Dutch Shell PLC Class A	1,041,194	30,588,220
Royal Dutch Shell PLC Class B	926,143	27,345,203
SBM Offshore NV	105,460	1,753,330
Signify NV (f)	36,941	1,016,090
uniQure NV (b)(c)	13,428	528,526
Wolters Kluwer NV	76,646	5,596,813
		181,706,951
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (b)	412,171	3,427,072
Air New Zealand, Ltd.	317,038	556,636
Auckland International Airport, Ltd.	145,436	834,440
Contact Energy, Ltd.	176,442	944,848
Fisher & Paykel Healthcare Corp., Ltd.	172,446	1,870,689
Fletcher Building, Ltd.	109,084	352,266
Goodman Property Trust REIT	586,844	815,077
Infratil, Ltd.	284,615	878,062
Kiwi Property Group, Ltd.	682,513	714,710
Meridian Energy, Ltd.	309,180	1,008,131
Ryman Healthcare, Ltd.	102,175	851,475
Spark New Zealand, Ltd.	452,320	1,250,796
Vital Healthcare Property Trust REIT	549,316	936,900
Xero, Ltd. (b)	26,245	1,102,591
		15,543,693
NORWAY — 0.7%
Aker BP ASA	26,465	708,961
Aker Solutions ASA (b)	35,202	95,231
DNB ASA	303,749	5,357,258
DNO ASA	201,450	290,891
Equinor ASA	294,655	5,611,966
Gjensidige Forsikring ASA	46,547	923,927
Mowi ASA	86,954	2,008,777
Nordic Nanovector ASA (b)(c)	23,834	76,701
Norsk Hydro ASA	509,488	1,794,377
Orkla ASA	369,062	3,361,627
Schibsted ASA Class A	17,294	512,199
Schibsted ASA Class B	17,134	480,871
Storebrand ASA	282,413	1,785,372
Telenor ASA	210,329	4,225,817
TGS Nopec Geophysical Co. ASA	28,652	728,129
Security Description	Shares	Value
Yara International ASA	63,348	$ 2,731,662
		30,693,766
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	2,115,241	439,530
EDP - Energias de Portugal SA	867,799	3,369,917
Galp Energia SGPS SA	105,735	1,593,639
Jeronimo Martins SGPS SA	60,923	1,028,155
Mota-Engil SGPS SA (c)	136,926	270,340
NOS SGPS SA	324,475	1,772,251
Pharol SGPS SA (b)(c)	375,365	45,669
		8,519,501
SINGAPORE — 1.2%
AIMS AMP Capital Industrial REIT	742,931	773,607
Ascendas Hospitality Trust	1,062,300	837,303
Ascendas Real Estate Investment Trust	497,815	1,123,135
Cache Logistics Trust REIT	984,829	526,989
CapitaLand Commercial Trust REIT	673,400	1,007,982
CapitaLand Mall Trust REIT	574,500	1,092,584
CapitaLand, Ltd.	1,641,000	4,188,828
City Developments, Ltd.	158,400	1,124,802
ComfortDelGro Corp., Ltd.	497,900	864,097
COSCO Shipping International Singapore Co., Ltd. (b)	2,383,800	474,036
DBS Group Holdings, Ltd.	485,692	8,780,317
Genting Singapore, Ltd.	3,339,164	2,124,857
IGG, Inc. (c)	52,000	32,370
Jardine Cycle & Carriage, Ltd.	3,333	72,305
Keppel REIT	242,009	220,501
Keppel Corp., Ltd.	828,175	3,551,289
Lippo Malls Indonesia Retail Trust REIT	4,944,100	822,289
Mapletree Commercial Trust REIT	464,800	769,681
Mapletree Logistics Trust REIT	570,600	668,430
Oversea-Chinese Banking Corp., Ltd.	1,019,176	8,003,653
SATS, Ltd.	163,600	572,582
Sembcorp Industries, Ltd.	242,300	364,440
Singapore Airlines, Ltd.	252,656	1,669,879
Singapore Exchange, Ltd.	240,400	1,472,404
Singapore Press Holdings, Ltd. (c)	408,500	614,419
Singapore Technologies Engineering, Ltd.	171,000	474,828
Singapore Telecommunications, Ltd.	1,968,000	4,411,599
Soilbuild Business Space REIT	1,647,184	637,243
Suntec Real Estate Investment Trust	552,900	759,643
United Overseas Bank, Ltd.	323,508	6,002,759
UOL Group, Ltd.	162,954	883,762
Venture Corp., Ltd.	68,400	757,252

139

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Wilmar International, Ltd.	818,000	$ 2,206,335
		57,886,200
SOUTH AFRICA — 0.2%
Anglo American PLC	393,974	9,084,563
Investec PLC	142,970	737,674
		9,822,237
SOUTH KOREA — 4.2%
Advanced Process Systems Corp.	8,717	210,974
Alteogen, Inc. (b)(c)	6,736	192,875
Amorepacific Corp.	7,522	883,535
AMOREPACIFIC Group	7,086	387,430
Anterogen Co., Ltd. (b)	1,545	49,922
Asiana Airlines, Inc. (b)	179,123	769,713
BGF retail Co., Ltd.	2,205	363,153
BNK Financial Group, Inc.	76,004	456,856
Celltrion Healthcare Co., Ltd. (b)	10,890	458,852
Celltrion, Inc. (b)(c)	26,567	3,642,510
Cheil Worldwide, Inc.	17,713	367,247
CJ CGV Co., Ltd.	28,470	794,966
CJ CheilJedang Corp.	3,046	597,155
CJ ENM Co., Ltd.	3,788	536,460
CMG Pharmaceutical Co., Ltd. (b)	47,050	107,777
CORESTEM, Inc. (b)	13,249	99,687
CUROCOM Co., Ltd. (b)	33,497	28,564
Dae Han Flour Mills Co., Ltd.	10,312	1,418,153
Daelim Industrial Co., Ltd.	6,680	580,797
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	608	15,554
DB Insurance Co., Ltd.	16,041	691,983
Deutsch Motors, Inc. (b)	30,849	201,164
Digitech Systems Co., Ltd. (b)(g)	19,094	—
DIO Corp. (b)	6,271	209,444
Dongkuk Industries Co., Ltd.	161,691	340,644
Dongwon F&B Co., Ltd.	5,581	1,075,468
Dongwon Industries Co., Ltd.	6,350	1,138,716
E-MART, Inc.	3,978	375,801
Fila Korea, Ltd.	12,042	582,897
GS Engineering & Construction Corp.	20,935	577,566
GS Holdings Corp.	16,932	712,017
GS Home Shopping, Inc.	5,552	719,906
GY Commerce Co., Ltd. (b)(g)	32,705	30,760
Hana Financial Group, Inc.	62,161	1,831,857
Hana Tour Service, Inc.	19,183	708,848
Hancom, Inc.	41,719	355,753
Hankook Shell Oil Co., Ltd.	2,362	657,565
Hankook Tire & Technology Co., Ltd.	9,557	257,671
Hanmi Pharm Co., Ltd.	1,700	392,258
Hanmi Science Co., Ltd.	9,344	309,344
Hanon Systems (c)	63,402	636,061
Security Description	Shares	Value
Hanssem Co., Ltd.	11,116	$ 557,589
Hanwha Aerospace Co., Ltd. (b)	15,500	546,190
Hanwha Chemical Corp.	25,845	387,842
Harim Co., Ltd. (b)(c)	220,261	674,879
HDC Hyundai Engineering Plastics Co., Ltd.	272,671	1,066,840
Helixmith Co., Ltd. (b)	1,926	106,754
HLB, Inc. (b)(c)	4,222	213,191
Hotel Shilla Co., Ltd.	22,949	1,653,809
HS Industries Co., Ltd.	36,370	314,701
Huons Co., Ltd.	14,044	497,231
Huons Global Co., Ltd.	9,569	225,995
Hyundai Construction Equipment Co., Ltd.	836	22,086
Hyundai Electric & Energy System Co., Ltd. (b)	728	6,817
Hyundai Elevator Co., Ltd.	14,436	1,077,737
Hyundai Engineering & Construction Co., Ltd.	17,192	665,460
Hyundai Glovis Co., Ltd.	3,015	393,212
Hyundai Heavy Industries Holdings Co., Ltd.	4,015	1,173,133
Hyundai Hy Communications & Network Co., Ltd.	113,392	347,907
Hyundai Marine & Fire Insurance Co., Ltd.	26,396	582,581
Hyundai Mobis Co., Ltd.	16,548	3,486,265
Hyundai Motor Co.	36,781	4,120,431
Hyundai Motor Co. Preference Shares (d)	6,054	429,699
Hyundai Motor Co. Preference Shares (d)	8,160	521,192
Hyundai Steel Co.	20,491	666,388
Industrial Bank of Korea	64,078	707,127
Inscobee, Inc. (b)	17,966	43,482
Jeil Pharmaceutical Co., Ltd.	2,132	54,452
Jenax, Inc. (b)	88,918	382,091
Kakao Corp.	9,515	1,077,860
Kangstem Biotech Co., Ltd. (b)	8,986	97,286
Kangwon Land, Inc.	20,452	505,252
KB Financial Group, Inc. (c)	140,211	5,005,233
KCC Corp.	752	137,053
Kia Motors Corp.	53,145	2,026,010
Kiwi Media Group Co., Ltd. (b)(e)	164,731	20,658
KIWOOM Securities Co., Ltd.	42,138	2,391,983
KMW Co., Ltd. (b)(c)	9,272	565,087
Koh Young Technology, Inc.	34,417	2,557,933
Korea Aerospace Industries, Ltd.	11,577	378,431
Korea Electric Power Corp. ADR (b)(c)	190,493	2,064,944
Korea Investment Holdings Co., Ltd.	13,717	863,512
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	6,345	657,760
Korea Zinc Co., Ltd.	3,249	1,216,864
Korean Air Lines Co., Ltd.	21,193	405,735

140

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
KT&G Corp.	30,259	$ 2,668,833
LG Chem, Ltd.	10,473	2,622,299
LG Chem, Ltd. Preference Shares	4,743	664,175
LG Corp.	31,671	1,853,421
LG Display Co., Ltd. ADR (b)(c)	247,312	1,471,506
LG Display Co., Ltd. (b)	52,440	620,345
LG Electronics, Inc.	30,089	1,695,438
LG Household & Health Care, Ltd.	2,413	2,636,618
LG Innotek Co., Ltd.	6,244	595,089
LG Uplus Corp.	55,464	632,934
Lotte Chemical Corp.	3,235	638,264
Lotte Corp.	18,937	573,896
Lotte Food Co., Ltd.	1,625	597,751
Lotte Shopping Co., Ltd.	3,189	343,921
Medifron DBT Co., Ltd. (b)	32,110	118,653
Medy-Tox, Inc. (b)	3,467	1,043,738
Meritz Securities Co., Ltd.	130,781	552,141
Mirae Asset Daewoo Co., Ltd.	93,615	586,977
Modetour Network, Inc.	100,215	1,273,476
Muhak Co., Ltd.	57,964	450,667
NAVER Corp.	38,901	5,105,929
NCSoft Corp.	3,988	1,737,030
Netmarble Corp. (b)(c)(f)	15,265	1,205,988
Nexon GT Co., Ltd. (b)(c)	42,822	251,673
NH Investment & Securities Co., Ltd.	35,057	372,214
NHN Entertainment Corp. (b)	1,506	78,438
OCI Co., Ltd.	3,062	177,912
Orientbio, Inc. (b)	47,609	16,916
Orion Corp/Republic of Korea	3,907	321,405
Orion Holdings Corp.	766	10,182
Ottogi Corp.	1,651	804,693
Pharmicell Co., Ltd. (b)	10,711	63,667
POSCO ADR	95,895	4,522,408
Prostemics Co., Ltd. (b)(c)	24,520	76,462
S-1 Corp.	8,764	718,763
Sajo Industries Co., Ltd.	36,667	1,304,335
Samsung Biologics Co., Ltd. (b)(f)	3,231	830,609
Samsung C&T Corp.	22,435	1,682,414
Samsung Electro-Mechanics Co., Ltd.	13,536	1,165,580
Samsung Electronics Co., Ltd. GDR (c)	52,192	53,131,456
Samsung Electronics Co., Ltd. Preference Shares (c)	180,238	5,951,930
Samsung Engineering Co., Ltd. (b)	30,763	432,068
Samsung Fire & Marine Insurance Co., Ltd.	6,442	1,200,991
Samsung Heavy Industries Co., Ltd. (b)	90,114	593,653
Samsung Life Insurance Co., Ltd.	19,760	1,174,548
Security Description	Shares	Value
Samsung SDI Co., Ltd.	14,418	$ 2,687,969
Samsung SDS Co., Ltd.	8,837	1,407,389
Samsung Securities Co., Ltd.	23,659	699,198
Shinhan Financial Group Co., Ltd.	113,874	3,979,378
Shinsegae Food Co., Ltd.	14,087	905,648
Shinsegae, Inc.	2,403	527,348
SillaJen, Inc. (b)(c)	17,683	120,336
SK Bioland Co., Ltd.	65,268	722,987
SK Holdings Co., Ltd.	8,082	1,378,362
SK Hynix, Inc.	138,854	9,542,113
SK Innovation Co., Ltd.	29,278	4,063,159
SK Telecom Co., Ltd. ADR	149,178	3,311,752
S-Oil Corp.	9,631	800,336
SundayToz Corp. (b)	5,979	78,977
Wonpung Mulsan Co., Ltd. (b)	48,099	151,195
Woongjin Coway Co., Ltd.	9,268	655,497
Woori Financial Group, Inc.	119,191	1,240,587
Youlchon Chemical Co., Ltd.	53,029	629,530
Yuhan Corp.	2,135	407,848
Yungjin Pharmaceutical Co., Ltd. (b)	21,262	83,189
		202,628,789
SPAIN — 2.3%
Abertis Infraestructuras SA (b)(c)(e)	1,675	11,815
Acciona SA (c)	6,572	695,701
Acerinox SA	36,045	308,397
ACS Actividades de Construccion y Servicios SA	55,723	2,227,066
Aena SME SA (f)	18,769	3,437,609
Almirall SA	14,137	247,365
Amadeus IT Group SA	113,771	8,151,457
Applus Services SA	31,885	413,656
Atresmedia Corp. de Medios de Comunicacion SA	57,869	222,956
Banco Bilbao Vizcaya Argentaria SA	1,724,386	8,986,983
Banco de Sabadell SA	1,216,704	1,180,806
Banco Santander SA	4,044,235	16,474,320
Bankia SA	189,798	358,485
Bankinter SA	208,606	1,317,684
Bolsas y Mercados Espanoles SHMSF SA	15,747	397,940
CaixaBank SA	887,518	2,331,849
Cellnex Telecom SA (f)	48,007	1,983,581
Cia de Distribucion Integral Logista Holdings SA	9,864	192,277
CIE Automotive SA	13,746	344,675
Ebro Foods SA	26,191	523,670
Enagas SA	57,692	1,337,165
Endesa SA	78,440	2,064,339
Faes Farma SA	74,020	378,064
Ferrovial SA	116,964	3,380,400
Gestamp Automocion SA (f)	42,770	199,567
Grifols SA	104,163	3,070,622

141

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Grifols SA ADR	64,264	$ 1,287,851
Iberdrola SA	1,343,502	13,967,243
Indra Sistemas SA (b)	127,090	1,100,115
Industria de Diseno Textil SA	282,322	8,741,162
Inmobiliaria Colonial Socimi SA REIT	74,296	896,642
Let's GOWEX SA (b)(c)(g)	4,019	—
Mapfre SA	244,510	658,682
Masmovil Ibercom SA (b)	17,582	357,290
Mediaset Espana Comunicacion SA	51,087	329,380
Melia Hotels International SA	27,311	211,994
Merlin Properties Socimi SA REIT	80,043	1,117,837
Naturgy Energy Group SA	91,415	2,425,740
Pharma Mar SA (b)(c)	268,365	533,358
Prosegur Cia de Seguridad SA	67,265	262,236
Red Electrica Corp. SA	110,210	2,239,013
Repsol SA	392,473	6,135,713
Sacyr SA (c)	143,255	367,015
Siemens Gamesa Renewable Energy SA (c)	56,822	771,244
Telefonica SA	1,171,661	8,942,690
Viscofan SA	10,658	499,632
Zardoya Otis SA	44,284	300,774
		111,384,060
SWEDEN — 2.4%
Alfa Laval AB	211,789	4,185,311
Arjo AB Class B	18,805	71,455
Assa Abloy AB Class B	251,830	5,611,789
Atlas Copco AB Class A	162,395	5,007,874
Atlas Copco AB Class B	99,495	2,699,843
Bilia AB Class A	76,579	608,682
BillerudKorsnas AB	45,114	488,666
Boliden AB	67,633	1,556,319
Castellum AB	67,679	1,451,029
Dometic Group AB (f)	73,538	577,555
Electrolux AB Class B	122,881	2,917,004
Elekta AB Class B (c)	66,167	872,836
Epiroc AB Class A	162,395	1,762,335
Epiroc AB Class B	99,495	1,029,138
Essity AB Class B	150,797	4,406,358
Fabege AB	69,441	1,145,561
Fastighets AB Balder Class B (b)	23,891	905,861
Getinge AB Class B	25,478	356,951
Hennes & Mauritz AB Class B	259,204	5,031,096
Hexagon AB Class B	65,937	3,182,793
Hexpol AB	79,337	609,624
Holmen AB Class B	24,574	582,349
Husqvarna AB Class B	104,642	796,936
ICA Gruppen AB	19,635	908,245
Industrivarden AB Class A	49,418	1,112,793
Industrivarden AB Class C	41,694	913,845
Indutrade AB	22,109	620,626
Intrum AB (c)	18,084	455,036
Security Description	Shares	Value
Investor AB Class B	99,335	$ 4,860,592
JM AB (c)	20,582	526,683
Karo Pharma AB (b)(c)	328,295	1,253,459
Kinnevik AB Class B	81,823	2,154,562
KNOW IT AB	97,299	1,818,886
L E Lundbergforetagen AB Class B	18,100	681,869
Loomis AB Class B	17,994	633,221
Lundin Petroleum AB	57,781	1,735,402
Modern Times Group MTG AB Class B (b)	3,975	32,982
NetEnt AB	361,070	1,114,555
Nibe Industrier AB Class B	95,846	1,217,066
Nordic Entertainment Group AB Class B	3,930	93,052
SAAB AB Class B (c)	24,986	718,159
Sandvik AB	391,087	6,099,703
Securitas AB Class B	81,394	1,248,375
Skandinaviska Enskilda Banken AB Class A	441,521	4,063,081
Skanska AB Class B	101,634	2,061,179
SKF AB Class B	92,868	1,536,757
Svenska Cellulosa AB SCA Class B	125,384	1,119,410
Svenska Handelsbanken AB Class A	378,176	3,545,538
Swedbank AB Class A	261,689	3,771,437
Swedish Match AB	40,174	1,663,404
Swedish Orphan Biovitrum AB (b)	56,035	859,718
Tele2 AB Class B (c)	217,560	3,241,665
Telefonaktiebolaget LM Ericsson Class B	876,309	7,010,722
Telia Co. AB	365,535	1,638,413
Tethys Oil AB	78,380	624,192
Trelleborg AB Class B	61,741	867,199
Volvo AB Class A	88,915	1,249,783
Volvo AB Class B	402,499	5,659,544
		112,968,518
SWITZERLAND — 7.6%
ABB, Ltd.	509,020	10,010,412
Adecco Group AG	76,012	4,209,379
Aryzta AG (b)(c)	101,671	77,491
Baloise Holding AG	12,379	2,219,691
Barry Callebaut AG	770	1,589,189
Belimo Holding AG	108	594,615
Bucher Industries AG	1,628	509,061
Cembra Money Bank AG	6,874	716,939
Chocoladefabriken Lindt & Spruengli AG (d)	200	1,478,213
Chocoladefabriken Lindt & Spruengli AG (d)	12	994,033
Cie Financiere Richemont SA	132,778	9,749,792
Clariant AG	72,555	1,413,773
Coca-Cola HBC AG	44,278	1,449,759
Comet Holding AG	13,873	1,196,488

142

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Credit Suisse Group AG (b)	497,856	$ 6,108,678
DKSH Holding AG	7,800	389,707
Dufry AG	8,170	683,981
EMS-Chemie Holding AG	1,654	1,030,899
Flughafen Zurich AG	4,852	899,212
Galenica AG (f)	12,214	701,863
Geberit AG	9,810	4,688,809
Georg Fischer AG	857	742,994
Givaudan SA	2,437	6,803,999
Glencore PLC	2,992,826	9,026,522
Helvetia Holding AG	7,979	1,101,849
Idorsia, Ltd. (b)(c)	24,701	607,895
IWG PLC	172,960	871,523
Julius Baer Group, Ltd.	83,675	3,710,684
Kuehne + Nagel International AG	30,387	4,479,656
LafargeHolcim, Ltd. (d)	154,348	7,603,243
LafargeHolcim, Ltd. (d)	2,581	127,015
Leonteq AG (b)	11,520	383,095
Logitech International SA	42,656	1,731,650
Lonza Group AG	17,209	5,822,912
Meyer Burger Technology AG (b)(c)	31,919	13,105
Mobimo Holding AG	1,613	456,166
Nestle SA	717,753	77,940,425
Novartis AG	641,807	55,700,725
OC Oerlikon Corp. AG	47,305	474,876
Pargesa Holding SA	8,293	638,307
Partners Group Holding AG	4,850	3,724,746
PSP Swiss Property AG	9,840	1,250,291
Roche Holding AG Bearer Shares	1	290
Roche Holding AG	180,375	52,539,657
Schindler Holding AG (d)	11,426	2,557,572
Schindler Holding AG (d)	5,778	1,289,859
SGS SA	1,583	3,927,536
Sika AG	43,173	6,321,274
Sonova Holding AG	14,016	3,261,006
STMicroelectronics NV	207,623	4,016,591
Straumann Holding AG	2,484	2,032,239
Sulzer AG	19,239	1,893,705
Sunrise Communications Group AG (f)	8,241	641,743
Swatch Group AG (d)	7,539	2,002,789
Swatch Group AG (d)	14,776	743,134
Swiss Life Holding AG	8,179	3,913,354
Swiss Prime Site AG	17,948	1,757,631
Swiss Re AG	88,868	9,277,600
Swisscom AG	6,531	3,224,401
Temenos AG	24,545	4,110,731
u-blox Holding AG (c)	4,160	300,376
UBS Group AG (b)	859,139	9,761,866
VAT Group AG (f)	6,311	796,509
Vifor Pharma AG	9,112	1,457,061
Zurich Insurance Group AG	39,208	15,020,264
		364,770,850
Security Description	Shares	Value
THAILAND — 0.0% (a)
Sea, Ltd. ADR (b)(c)	34,144	$ 1,056,757
UNITED ARAB EMIRATES — 0.0% (a)
NMC Health PLC (c)	21,757	726,582
UNITED KINGDOM — 12.5%
3i Group PLC	243,903	3,506,051
Admiral Group PLC	62,160	1,622,383
Afren PLC (b)(c)(g)	55,933	—
Aggreko PLC	55,184	564,971
Ashtead Group PLC	111,289	3,104,881
Associated British Foods PLC	90,550	2,569,796
AstraZeneca PLC	343,965	30,777,050
Auto Trader Group PLC (f)	188,944	1,187,462
AVEVA Group PLC	16,111	734,582
Aviva PLC	1,290,078	6,347,922
Avon Rubber PLC	116,397	2,383,906
B&M European Value Retail SA	196,444	918,443
Babcock International Group PLC	131,213	902,251
BAE Systems PLC	792,841	5,569,000
Balfour Beatty PLC	680,559	1,861,809
Barclays PLC	3,566,186	6,609,493
Barratt Developments PLC	408,036	3,258,290
BBA Aviation PLC	297,924	1,146,185
Beazley PLC	133,772	1,025,349
Bellway PLC	25,494	1,051,188
Berkeley Group Holdings PLC	27,004	1,390,647
Big Yellow Group PLC REIT	70,630	904,318
BP PLC	4,994,263	31,744,540
British American Tobacco PLC	564,549	20,922,982
British Land Co. PLC REIT	438,121	3,157,314
Britvic PLC	54,522	660,788
BT Group PLC	2,391,539	5,262,918
Bunzl PLC	84,153	2,203,661
Burberry Group PLC	139,059	3,725,417
Cairn Energy PLC (b)	110,843	262,120
Capita PLC (b)	587,778	1,049,175
Capital & Counties Properties PLC	189,308	548,684
Centrica PLC	1,731,633	1,573,531
Cineworld Group PLC (c)	302,405	849,650
Close Brothers Group PLC	37,883	657,766
CNH Industrial NV	252,180	2,567,814
Cobham PLC (b)	441,522	853,401
Coca-Cola European Partners PLC	58,515	3,244,657
Compass Group PLC	423,832	10,931,488
Croda International PLC	32,826	1,965,941
CYBG PLC	187,135	262,523
Daily Mail & General Trust PLC	30,898	324,404
DCC PLC	21,376	1,869,202
Dechra Pharmaceuticals PLC	32,291	1,101,448
Derwent London PLC REIT	28,636	1,189,210
Diageo PLC	592,429	24,332,566

143

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Dialog Semiconductor PLC (b)	19,697	$ 932,601
Direct Line Insurance Group PLC	362,873	1,342,399
Dixons Carphone PLC	257,351	377,230
Drax Group PLC	97,316	331,226
DS Smith PLC	173,523	770,652
easyJet PLC	63,504	899,943
Electrocomponents PLC	139,338	1,105,444
Experian PLC	280,731	8,991,102
Fiat Chrysler Automobiles NV	270,435	3,500,200
Firstgroup PLC (b)	876,705	1,485,499
G4S PLC	918,758	2,142,094
GlaxoSmithKline PLC	1,318,574	28,347,624
Grafton Group PLC	55,143	516,441
Great Portland Estates PLC REIT	71,431	660,183
Greene King PLC	77,671	810,697
GVC Holdings PLC	138,636	1,270,033
GW Pharmaceuticals PLC ADR (b)(c)	7,294	839,029
Halma PLC	95,965	2,330,858
Hammerson PLC REIT	186,646	652,291
Hansteen Holdings PLC REIT	107,125	121,977
Hargreaves Lansdown PLC	49,798	1,275,800
Hays PLC	350,489	651,316
Hiscox, Ltd.	74,191	1,517,664
HomeServe PLC	101,419	1,482,246
Howden Joinery Group PLC	150,406	1,038,675
HSBC Holdings PLC	5,002,170	38,501,418
IG Group Holdings PLC	91,636	680,474
IMI PLC	58,514	692,369
Imperial Brands PLC	242,227	5,457,108
Inchcape PLC	105,014	817,216
Indivior PLC (b)	203,758	121,829
Informa PLC	301,361	3,164,047
Inmarsat PLC	77,581	559,087
InterContinental Hotels Group PLC	50,058	3,130,587
Intermediate Capital Group PLC	74,817	1,341,466
International Consolidated Airlines Group SA	171,441	1,003,517
International Personal Finance PLC	84,900	115,921
Intertek Group PLC	42,403	2,862,430
Intu Properties PLC REIT (c)	200,636	109,628
ITV PLC	920,466	1,428,071
J Sainsbury PLC	619,559	1,678,134
JD Sports Fashion PLC	104,513	967,738
John Wood Group PLC	262,942	1,230,965
Johnson Matthey PLC	50,126	1,888,316
Just Eat PLC (b)	130,491	1,074,492
Keller Group PLC	25,378	177,320
Kingfisher PLC	984,380	2,508,590
Lancashire Holdings, Ltd.	50,159	457,092
Land Securities Group PLC REIT	310,172	3,273,373
Legal & General Group PLC	1,485,162	4,546,129
Security Description	Shares	Value
Lloyds Banking Group PLC	17,614,499	$ 11,747,471
London Stock Exchange Group PLC	78,274	7,049,079
LondonMetric Property PLC REIT	171,363	459,085
Man Group PLC	692,768	1,491,837
Marks & Spencer Group PLC	758,667	1,724,432
Meggitt PLC	158,962	1,243,894
Melrose Industries PLC	1,168,665	2,903,333
Merlin Entertainments PLC (f)	177,219	987,982
Micro Focus International PLC	90,256	1,264,377
Mondi PLC	183,235	3,517,970
National Grid PLC	950,788	10,332,831
Next PLC	53,677	4,091,800
Nomad Foods, Ltd. (b)	51,462	1,054,971
Ocado Group PLC (b)	100,440	1,636,887
Pearson PLC	299,674	2,725,346
Pennon Group PLC	104,669	1,066,694
Persimmon PLC	31,739	848,729
Petrofac, Ltd.	60,145	296,689
Phoenix Group Holdings PLC	141,113	1,202,126
Provident Financial PLC	27,831	139,654
Prudential PLC	641,197	11,654,665
Quilter PLC (f)	591,540	993,929
Reckitt Benckiser Group PLC	180,119	14,081,178
Redrow PLC	51,712	393,819
RELX PLC (d)	316,311	7,532,690
RELX PLC (d)	257,062	6,117,835
Rentokil Initial PLC	464,605	2,678,307
Rightmove PLC	256,117	1,737,764
Rio Tinto PLC	296,897	15,399,302
Rio Tinto, Ltd.	98,965	6,185,438
Rolls-Royce Holdings PLC	538,906	5,262,278
Rotork PLC	274,949	1,055,423
Royal Bank of Scotland Group PLC	1,126,739	2,882,484
Royal Mail PLC	114,845	299,605
RSA Insurance Group PLC	343,042	2,258,226
Sage Group PLC	281,825	2,401,183
Schroders PLC	28,655	1,085,830
Segro PLC REIT	241,183	2,409,776
Serco Group PLC (b)	454,845	836,274
Severn Trent PLC	60,087	1,603,078
Shaftesbury PLC REIT	70,071	784,476
Smith & Nephew PLC	240,366	5,802,615
Smiths Group PLC	143,323	2,772,885
Spectris PLC	30,948	932,073
Spirax-Sarco Engineering PLC	18,072	1,747,091
Sports Direct International PLC (b)	39,331	135,321
SSE PLC	378,966	5,816,480
SSP Group PLC	111,391	851,056
St James's Place PLC	131,365	1,585,463
Standard Chartered PLC	730,710	6,160,904
Standard Life Aberdeen PLC	932,149	3,282,947
Subsea 7 SA	63,368	655,443

144

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
TalkTalk Telecom Group PLC	109,393	$ 141,545
Tate & Lyle PLC	228,765	2,074,836
Taylor Wimpey PLC	618,905	1,231,722
Telecom Plus PLC	15,619	236,742
Tesco PLC	2,741,593	8,142,098
TP ICAP PLC	146,922	615,577
Travis Perkins PLC	40,170	639,064
Tritax Big Box REIT PLC	546,209	1,006,947
Tullow Oil PLC	455,553	1,200,787
Unilever NV	416,394	25,035,491
Unilever PLC	290,753	17,520,615
UNITE Group PLC REIT	65,690	883,971
United Utilities Group PLC	178,369	1,815,142
Victrex PLC	23,791	632,675
Vodafone Group PLC	7,226,976	14,427,395
Weir Group PLC	29,157	512,184
WH Smith PLC	27,077	663,002
Whitbread PLC	46,973	2,485,574
William Hill PLC	361,497	835,929
Wm Morrison Supermarkets PLC	990,934	2,445,918
Workspace Group PLC REIT	59,330	703,706
WPP PLC	337,233	4,230,524
		600,540,187
UNITED STATES — 0.5%
Argonaut Gold, Inc. (b)	88,433	140,264
Carnival PLC	80,591	3,346,823
Cushman & Wakefield PLC (b)(c)	40,450	749,538
Ferguson PLC	86,526	6,337,847
Flex, Ltd. (b)	346,472	3,625,829
ICON PLC (b)	15,490	2,282,297
International Game Technology PLC (c)	26,323	374,050
Mellanox Technologies, Ltd. (b)	11,650	1,276,723
QIAGEN NV (b)	58,588	1,918,734
REC Silicon ASA (b)(c)	76,283	37,680
Spotify Technology SA (b)	11,344	1,293,216
Stratasys, Ltd. (b)(c)	11,545	245,966
		21,628,967
TOTAL COMMON STOCKS (Cost $4,886,912,912)		4,779,146,159

RIGHTS — 0.0% (a)
AUSTRALIA — 0.0% (a)
Harvey Norman Holdings, Ltd.(expiring 10/11/19) (b) (c)	8,577	10,384
CANADA — 0.0% (a)
Pan American Silver Corp. (CVR) (expiring 02/22/29) (b) (e)	32,808	12,390
Security Description	Shares	Value
SWEDEN — 0.0% (a)
Karo Pharma AB (expiring 10/19/19) (b) (e)	984,885	$ 56,846
TOTAL RIGHTS (Cost $14,326)		79,620
WARRANTS — 0.0% (a)
FRANCE — 0.0% (a)
CGG SA (expiring 02/21/23) (b) (Cost: $2)	13	1
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (h) (i)	2,670,096	2,670,363
State Street Navigator Securities Lending Portfolio III (j) (k)	108,197,946	108,197,946
TOTAL SHORT-TERM INVESTMENTS (Cost $110,868,295)		110,868,309
TOTAL INVESTMENTS — 101.7% (Cost $4,997,795,535)		4,890,094,089
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(81,174,329)
NET ASSETS — 100.0%		$ 4,808,919,760
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2019.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $3,857,846 representing 0.1% of net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $56,529, representing less than 0.05% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.

145

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

ADR	American Depositary Receipt
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,775,301,020	$3,788,610	$56,529	$4,779,146,159
Rights	10,384	69,236	—	79,620
Warrants	1	—	—	1
Short-Term Investments	110,868,309	—	—	110,868,309
TOTAL INVESTMENTS	$4,886,179,714	$3,857,846	$56,529	$4,890,094,089
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 11,024,312	$ 8,353,947	$(16)	$14	2,670,096	$ 2,670,363	$ 7,650
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,540,078	6,540,078	202,086,177	208,626,255	—	—	—	—	109,015
State Street Navigator Securities Lending Government Money Market Portfolio	63,672,719	63,672,719	427,121,177	490,793,896	—	—	—	—	783,313
State Street Navigator Securities Lending Portfolio III	—	—	676,641,112	568,443,166	—	—	108,197,946	108,197,946	1,027,119
Total		$70,212,797	$1,316,872,778	$1,276,217,264	$(16)	$14		$110,868,309	$1,927,097
146

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.3%
AECC Aviation Power Co., Ltd. Class A	122,000	$ 373,626
AVIC Aircraft Co., Ltd. Class A	168,500	366,910
AVIC Electromechanical Systems Co., Ltd. Class A	417,900	380,962
AVIC Shenyang Aircraft Co., Ltd. Class A (a)	82,300	357,265
AviChina Industry & Technology Co., Ltd. Class H	1,984,000	974,360
AVICOPTER PLC Class A	60,200	378,674
China Avionics Systems Co., Ltd. Class A	189,687	377,185
China Spacesat Co., Ltd. Class A	122,100	370,513
		3,579,495
AIR FREIGHT & LOGISTICS — 0.7%
BEST, Inc. ADR (a) (b)	92,202	486,826
SF Holding Co., Ltd. Class A	77,700	428,910
Sinotrans, Ltd. Class A	650,760	387,292
Sinotrans, Ltd. Class H	910,000	285,558
STO Express Co., Ltd. Class A	121,771	392,023
YTO Express Group Co., Ltd. Class A	233,700	376,672
Yunda Holding Co., Ltd. Class A	78,560	378,433
ZTO Express Cayman, Inc. ADR	234,253	4,996,616
		7,732,330
AIRLINES — 0.3%
Air China, Ltd. Class A	340,200	381,112
Air China, Ltd. Class H	1,194,000	1,050,922
China Eastern Airlines Corp., Ltd. Class H (a)	1,358,000	659,997
China Southern Airlines Co., Ltd. Class A	426,000	395,505
China Southern Airlines Co., Ltd. Class H	746,000	452,012
Spring Airlines Co., Ltd. Class A	64,600	384,912
		3,324,460
AUTO COMPONENTS — 0.5%
China First Capital Group, Ltd. (a)	1,974,000	576,633
China Shipbuilding Industry Group Power Co., Ltd. Class A (a)	115,000	368,131
Fuyao Glass Industry Group Co., Ltd. Class A	126,200	379,597
Fuyao Glass Industry Group Co., Ltd. Class H (c)	211,600	587,073
Huayu Automotive Systems Co., Ltd. Class A	123,600	406,738
Minth Group, Ltd.	354,000	1,198,906
Shandong Linglong Tyre Co., Ltd. Class A	140,700	401,538
Tianneng Power International, Ltd.	398,000	280,246
Xinyi Glass Holdings, Ltd.	1,190,000	1,310,011
Security Description	Shares	Value
Zhejiang Century Huatong Group Co., Ltd. Class A	301,160	$ 378,285
		5,887,158
AUTOMOBILES — 1.5%
BAIC Motor Corp., Ltd. Class H (c)	1,061,400	655,302
Brilliance China Automotive Holdings, Ltd. (b)	1,580,000	1,697,018
BYD Co., Ltd. Class A	56,800	387,989
BYD Co., Ltd. Class H (b)	349,500	1,745,405
Chongqing Changan Automobile Co., Ltd. Class A	352,900	366,183
Chongqing Sokon Industry Group Co., Ltd. Class A	215,300	385,907
Dongfeng Motor Group Co., Ltd. Class H	1,417,300	1,346,900
Geely Automobile Holdings, Ltd. (b)	2,697,000	4,575,618
Great Wall Motor Co., Ltd. Class H	1,872,500	1,254,002
Guangzhou Automobile Group Co., Ltd. Class H	1,625,691	1,555,308
NIO, Inc. ADR (a) (b)	305,032	475,850
Qingling Motors Co., Ltd. Class H	2,892,000	689,854
SAIC Motor Corp., Ltd. Class A	392,079	1,305,612
		16,440,948
BANKS — 12.6%
Agricultural Bank of China, Ltd. Class A	4,356,800	2,110,924
Agricultural Bank of China, Ltd. Class H	15,367,000	6,017,896
Bank of Beijing Co., Ltd. Class A	628,000	471,361
Bank of Chengdu Co., Ltd. Class A	345,200	393,481
Bank of China, Ltd. Class A	2,514,400	1,260,510
Bank of China, Ltd. Class H	41,506,700	16,307,452
Bank of Chongqing Co., Ltd. Class H	1,284,500	712,755
Bank of Communications Co., Ltd. Class A	832,300	635,192
Bank of Communications Co., Ltd. Class H	12,626,824	8,246,720
Bank of Guiyang Co., Ltd. Class A	331,100	394,564
Bank of Hangzhou Co., Ltd. Class A	341,400	403,970
Bank of Jiangsu Co., Ltd. Class A	421,000	395,579
Bank of Nanjing Co., Ltd. Class A	345,200	415,234
Bank of Ningbo Co., Ltd. Class A	216,100	762,880
Bank of Shanghai Co., Ltd. Class A	487,700	638,547
Bank of Zhengzhou Co., Ltd. Class A	588,700	385,806
China CITIC Bank Corp., Ltd. Class H	7,196,471	3,837,188
China Construction Bank Corp. Class H	52,455,623	40,013,856
China Everbright Bank Co., Ltd. Class A	1,615,100	891,096

147

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
China Everbright Bank Co., Ltd. Class H	805,000	$ 342,973
China Merchants Bank Co., Ltd. Class A	794,800	3,867,599
China Merchants Bank Co., Ltd. Class H	2,050,735	9,757,432
China Minsheng Banking Corp., Ltd. Class A	778,900	656,609
China Minsheng Banking Corp., Ltd. Class H	4,293,759	2,919,322
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,136,000	1,136,199
Huaxia Bank Co., Ltd. Class A	422,900	437,042
Industrial & Commercial Bank of China, Ltd. Class A	2,361,400	1,828,620
Industrial & Commercial Bank of China, Ltd. Class H	41,469,789	27,772,073
Industrial Bank Co., Ltd. Class A	817,800	2,007,511
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	390,800	404,416
Ping An Bank Co., Ltd. Class A	671,700	1,466,393
Postal Savings Bank of China Co., Ltd. Class H (c)	3,669,000	2,237,138
Shanghai Pudong Development Bank Co., Ltd. Class A	1,139,670	1,889,555
		141,017,893
BEVERAGES — 2.0%
Anhui Gujing Distillery Co., Ltd. Class A	29,100	468,619
Anhui Kouzi Distillery Co., Ltd. Class A	47,700	372,585
Beijing Shunxin Agriculture Co., Ltd. Class A	53,800	392,960
Beijing Yanjing Brewery Co., Ltd. Class A	465,900	379,051
China Resources Beer Holdings Co., Ltd.	735,667	3,899,146
Chongqing Brewery Co., Ltd. Class A	66,939	384,600
Jiangsu King's Luck Brewery JSC, Ltd. Class A	97,500	441,271
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	57,500	837,394
Kweichow Moutai Co., Ltd. Class A	51,631	8,314,520
Luzhou Laojiao Co., Ltd. Class A	57,500	686,180
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	38,300	414,633
Sichuan Swellfun Co., Ltd. Class A	62,700	397,911
Tibet Water Resources, Ltd. (a)	1,685,000	303,065
Tsingtao Brewery Co., Ltd. Class H	245,000	1,478,238
Wuliangye Yibin Co., Ltd. Class A	158,200	2,875,478
Yantai Changyu Pioneer Wine Co., Ltd. Class A	97,400	409,857
		22,055,508
Security Description	Shares	Value
BIOTECHNOLOGY — 0.9%
3SBio, Inc. (a) (c)	625,000	$ 1,036,431
BeiGene, Ltd. ADR (a)	19,640	2,405,114
Beijing SL Pharmaceutical Co., Ltd. Class A	203,975	356,468
Beijing Tiantan Biological Products Corp., Ltd. Class A	103,491	411,431
Berry Genomics Co., Ltd. Class A (a)	86,200	373,109
China Biologic Products Holdings, Inc. (a) (b)	12,099	1,384,973
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	264,400	373,948
Getein Biotech, Inc. Class A	114,860	375,725
Hualan Biological Engineering, Inc. Class A	86,085	413,476
Innovent Biologics, Inc. (a) (c)	201,000	639,711
Jinyu Bio-Technology Co., Ltd. Class A	161,000	425,429
Shanghai Haohai Biological Technology Co., Ltd. Class H (c)	18,600	89,804
Shanghai RAAS Blood Products Co., Ltd. Class A (a)	341,400	372,895
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	221,700	376,889
Zai Lab, Ltd. ADR (a)	24,535	793,707
		9,829,110
BUILDING PRODUCTS — 0.1%
Beijing New Building Materials PLC Class A	153,600	387,162
China Lesso Group Holdings, Ltd.	407,000	385,226
Zhejiang Weixing New Building Materials Co., Ltd. Class A	183,475	408,510
		1,180,898
CAPITAL MARKETS — 2.1%
Anxin Trust Co., Ltd. Class A (a)	559,700	369,152
Caitong Securities Co., Ltd. Class A	260,800	363,744
Central China Securities Co., Ltd. Class H	447,000	88,380
Changjiang Securities Co., Ltd. Class A	387,100	379,446
China Cinda Asset Management Co., Ltd. Class H	5,534,200	1,087,158
China Everbright, Ltd.	744,000	870,281
China Galaxy Securities Co., Ltd. Class H	2,409,000	1,281,416
China Huarong Asset Management Co., Ltd. Class H (c)	6,070,000	913,667
China International Capital Corp., Ltd. Class H (b) (c)	288,400	559,186
China Merchants Securities Co., Ltd. Class A	296,779	683,641
CITIC Securities Co., Ltd. Class A	278,700	877,328
CITIC Securities Co., Ltd. Class H	1,384,500	2,592,604
CSC Financial Co., Ltd. Class A	114,400	357,560

148

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Dongxing Securities Co., Ltd. Class A	248,700	$ 381,346
Everbright Securities Co., Ltd. Class A	236,500	375,223
Founder Securities Co., Ltd. Class A	399,100	385,061
GF Securities Co., Ltd. Class A (a)	199,000	378,148
GF Securities Co., Ltd. Class H (a)	872,000	913,223
Guosen Securities Co., Ltd. Class A	232,900	400,495
Guotai Junan International Holdings, Ltd. (b)	1,907,000	323,534
Guotai Junan Securities Co., Ltd. Class A	384,000	944,782
Guoyuan Securities Co., Ltd. Class A	316,000	377,897
Haitong Securities Co., Ltd. Class A	209,900	420,317
Haitong Securities Co., Ltd. Class H	1,844,200	1,933,735
Huaan Securities Co., Ltd. Class A	429,900	370,832
Huatai Securities Co., Ltd. Class A	269,500	720,433
Huatai Securities Co., Ltd. Class H (c)	816,800	1,223,210
Huaxi Securities Co., Ltd. Class A	276,600	380,358
Industrial Securities Co., Ltd. Class A	429,300	373,921
Noah Holdings, Ltd. ADR (a) (b)	3,392	99,046
Orient Securities Co., Ltd. Class A	308,200	440,212
SDIC Capital Co., Ltd. Class A	216,285	377,375
Shanxi Securities Co., Ltd. Class A	343,500	377,594
Shenwan Hongyuan Group Co., Ltd. Class A	890,710	596,201
Shenwan Hongyuan HK, Ltd. (b)	110,000	16,417
Sinolink Securities Co., Ltd. Class A	310,400	378,590
SooChow Securities Co., Ltd. Class A	282,233	365,577
Southwest Securities Co., Ltd. Class A	597,400	377,286
Western Securities Co., Ltd. Class A	308,100	384,413
Zheshang Securities Co., Ltd. Class A	306,100	370,773
		24,109,562
CHEMICALS — 0.8%
ADAMA, Ltd. Class A	295,900	373,749
China BlueChemical, Ltd. Class H	2,310,000	556,918
China Lumena New Materials Corp. (a) (b) (d)	3,564,548	—
COFCO Biotechnology Co., Ltd. Class A	396,800	384,509
Fufeng Group, Ltd. (b)	514,000	235,383
Hengli Petrochemical Co., Ltd. Class A	204,000	426,500
Hengyi Petrochemical Co., Ltd. Class A	218,278	397,664
Security Description	Shares	Value
Huapont Life Sciences Co., Ltd. Class A	593,600	$ 401,485
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	903,600	380,865
Jiangsu Eastern Shenghong Co., Ltd. Class A	519,700	374,063
Lomon Billions Group Co., Ltd. Class A	217,400	386,322
Rongsheng Petro Chemical Co., Ltd. Class A	248,200	380,579
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	159,296	366,498
Shanghai Huayi Group Co., Ltd. Class A	376,253	385,673
Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,897,999	552,011
Suli Co., Ltd. Class A	124,400	381,325
Tianqi Lithium Corp. Class A	116,500	443,735
Tongkun Group Co., Ltd. Class A	211,700	376,490
Transfar Zhilian Co., Ltd. Class A	351,200	382,616
Wanhua Chemical Group Co., Ltd. Class A	116,500	720,254
Zhejiang Juhua Co., Ltd. Class A	390,800	386,904
Zhejiang Longsheng Group Co., Ltd. Class A	180,200	354,788
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	368,500	355,537
		9,003,868
COMMERCIAL SERVICES & SUPPLIES — 0.4%
China Everbright International, Ltd.	2,136,925	1,646,430
Country Garden Services Holdings Co., Ltd.	617,000	1,778,733
CT Environmental Group, Ltd. (a) (b) (d)	1,980,400	42,946
Dongjiang Environmental Co., Ltd. Class H (b)	175,400	159,528
Greentown Service Group Co., Ltd. (b)	716,000	703,268
Shanghai M&G Stationery, Inc. Class A	68,280	426,057
		4,756,962
COMMUNICATIONS EQUIPMENT — 0.5%
Addsino Co., Ltd. Class A (a)	240,700	353,237
Beijing UniStrong Science & Technology Co., Ltd. Class A (a)	248,700	355,226
BYD Electronic International Co., Ltd.	325,500	487,457
China All Access Holdings, Ltd.	38,000	979
China Fiber Optic Network System Group, Ltd. (a) (d)	1,131,600	—
Comba Telecom Systems Holdings, Ltd.	1,476,310	342,741
Fiberhome Telecommunication Technologies Co., Ltd. Class A	98,900	378,915

149

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Fujian Star-net Communication Co., Ltd. Class A	95,700	$ 412,754
Guangzhou Haige Communications Group, Inc. Co. Class A	283,200	388,641
Hengtong Optic-electric Co., Ltd. Class A	178,700	389,370
Hytera Communications Corp., Ltd. Class A	264,700	380,303
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b) (c)	200,000	322,474
ZTE Corp. Class A (a)	114,400	512,791
ZTE Corp. Class H (a)	435,197	1,154,693
		5,479,581
CONSTRUCTION & ENGINEERING — 1.1%
China Communications Construction Co., Ltd. Class A	274,400	388,476
China Communications Construction Co., Ltd. Class H	2,590,394	2,025,552
China Communications Services Corp., Ltd. Class H	1,211,600	686,214
China Machinery Engineering Corp. Class H	425,000	179,988
China National Chemical Engineering Co., Ltd. Class A	483,400	392,612
China Railway Construction Corp., Ltd. Class A	332,300	440,200
China Railway Construction Corp., Ltd. Class H	1,039,875	1,136,787
China Railway Group, Ltd. Class A	458,400	385,145
China Railway Group, Ltd. Class H	2,456,000	1,491,257
China Railway Hi-tech Industry Co., Ltd. Class A	268,400	385,619
China Singyes Solar Technologies Holdings, Ltd. (a) (e)	367,000	37,452
China State Construction Engineering Corp., Ltd. Class A	1,494,600	1,136,459
China State Construction International Holdings, Ltd.	1,192,000	1,120,627
Metallurgical Corp. of China, Ltd. Class A	965,100	377,055
Metallurgical Corp. of China, Ltd. Class H	1,769,000	397,153
Power Construction Corp. of China, Ltd. Class A	591,100	383,240
Shanghai Construction Group Co., Ltd. Class A	808,400	383,756
Sinopec Engineering Group Co., Ltd. Class H	642,500	403,232
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	296,800	376,964
		12,127,788
CONSTRUCTION MATERIALS — 0.9%
Anhui Conch Cement Co., Ltd. Class A	89,000	515,216
Anhui Conch Cement Co., Ltd. Class H	701,500	4,165,475
Security Description	Shares	Value
BBMG Corp. Class H (b)	1,412,000	$ 405,261
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	132,800	390,894
China Jushi Co., Ltd. Class A	343,100	390,127
China National Building Material Co., Ltd. Class H	2,222,000	1,995,418
China Resources Cement Holdings, Ltd.	929,163	931,605
CSG Holding Co., Ltd. Class A	626,317	370,114
Huaxin Cement Co., Ltd. Class A	143,900	379,840
Jinyuan EP Co., Ltd. Class A	303,100	410,432
Sichuan Shuangma Cement Co., Ltd. Class A (a)	196,500	371,471
Tangshan Jidong Cement Co., Ltd. Class A	171,300	367,729
		10,693,582
CONSUMER FINANCE — 0.0% (f)
Chong Sing Holdings FinTech Group (a) (e)	17,798,900	27,245
LexinFintech Holdings, Ltd. ADR (a) (b)	10,271	103,018
Qudian, Inc. ADR (a) (b)	35,482	244,471
		374,734
CONTAINERS & PACKAGING — 0.1%
Greatview Aseptic Packaging Co., Ltd.	422,000	207,248
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	130,740	410,645
		617,893
DISTRIBUTORS — 0.0% (f)
Xinhua Winshare Publishing and Media Co., Ltd. Class H	625,000	443,274
DIVERSIFIED CONSUMER SERVICES — 1.5%
Bright Scholar Education Holdings, Ltd. ADR	18,268	176,651
China Education Group Holdings, Ltd.	453,000	665,684
China Maple Leaf Educational Systems, Ltd. (b)	967,497	304,834
China Yuhua Education Corp., Ltd. (b) (c)	610,000	307,358
Fu Shou Yuan International Group, Ltd.	835,000	738,137
New Oriental Education & Technology Group, Inc. ADR (a)	63,013	6,979,320
Shanghai Xin Nanyang Only Education & Technology Co., Ltd. Class A (a)	149,600	390,906
TAL Education Group ADR (a)	194,077	6,645,196
Zhejiang Yasha Decoration Co., Ltd. Class A	515,000	387,267
		16,595,353

150

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Avic Capital Co., Ltd. Class A	581,400	$ 380,207
Bohai Leasing Co., Ltd. Class A (a)	752,600	377,291
China Common Rich Renewable Energy Investment, Ltd. (a) (b) (d)	17,589,376	—
Far East Horizon, Ltd.	1,337,000	1,241,595
		1,999,093
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
China Telecom Corp., Ltd. Class H	7,668,951	3,492,379
China Tower Corp., Ltd. Class H (c)	23,648,000	5,369,472
China Unicom Hong Kong, Ltd.	3,195,805	3,391,726
CITIC Telecom International Holdings, Ltd.	1,276,000	463,888
		12,717,465
ELECTRICAL EQUIPMENT — 0.6%
Baosheng Science and Technology Innovation Co., Ltd. Class A	736,952	379,766
Dongfang Electric Corp., Ltd. Class A	292,500	377,237
Dongfang Electric Corp., Ltd. Class H	233,200	129,698
Fangda Carbon New Material Co., Ltd. Class A (a)	231,600	376,854
Fullshare Holdings, Ltd. (a) (b)	4,832,500	157,192
Guangdong LY Intelligent Manufacturing Co., Ltd. Class A (a)	284,000	372,240
Jiangxi Special Electric Motor Co., Ltd. Class A (a)	669,200	373,902
Nanyang Topsec Technologies Group, Inc. Class A (a)	162,700	368,178
NARI Technology Co., Ltd. Class A	169,600	485,678
Ningbo Sanxing Medical Electric Co., Ltd. Class A	437,900	434,760
Shanghai Electric Group Co., Ltd. Class A	549,900	386,559
Shanghai Electric Group Co., Ltd. Class H	2,442,000	788,104
Tech Pro Technology Development, Ltd. (a) (b) (d)	4,481,396	19,436
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	216,800	380,095
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	388,960	460,437
Zhejiang Chint Electrics Co., Ltd. Class A	125,400	383,336
Zhuzhou CRRC Times Electric Co., Ltd. Class H	314,100	1,300,169
		7,173,641
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
AAC Technologies Holdings, Inc. (b)	378,245	$ 2,002,343
Accelink Technologies Co., Ltd. Class A	92,900	369,977
Anxin-China Holdings, Ltd. (a) (d)	3,068,000	—
Avary Holding Shenzhen Co., Ltd. Class A	70,200	394,391
AVIC International Holdings, Ltd. Class H (a)	271,982	241,819
AVIC Jonhon Optronic Technology Co., Ltd. Class A	69,900	403,081
BOE Technology Group Co., Ltd. Class A	1,453,400	763,212
Foxconn Industrial Internet Co., Ltd. Class A	200,200	403,697
GoerTek, Inc. Class A	187,500	461,582
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	367,300	1,661,316
Hollysys Automation Technologies, Ltd.	22,931	348,322
Ju Teng International Holdings, Ltd.	1,084,000	254,428
Kingboard Holdings, Ltd.	371,999	984,639
Kingboard Laminates Holdings, Ltd.	359,000	323,766
Luxshare Precision Industry Co., Ltd. Class A	213,600	800,417
NAURA Technology Group Co., Ltd. Class A	41,700	382,945
OFILM Group Co., Ltd. Class A (a)	266,200	443,592
Shengyi Technology Co., Ltd. Class A	105,900	369,846
Shennan Circuits Co., Ltd. Class A	24,700	522,279
Shenzhen Kinwong Electronic Co., Ltd. Class A	58,300	376,600
Sunny Optical Technology Group Co., Ltd.	374,400	5,501,809
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	129,600	357,520
Tianma Microelectronics Co., Ltd. Class A	192,400	372,342
Tunghsu Optoelectronic Technology Co., Ltd. Class A	548,800	436,507
Unigroup Guoxin Microelectronics Co., Ltd. Class A	51,200	366,298
Unisplendour Corp., Ltd. Class A	85,040	374,875
Universal Scientific Industrial Shanghai Co., Ltd. Class A	181,900	392,522
Wasion Holdings, Ltd.	426,000	161,392
Westone Information Industry, Inc. Class A	93,600	365,555
Wuhan Guide Infrared Co., Ltd. Class A	124,200	413,235
WUS Printed Circuit Kunshan Co., Ltd. Class A	106,300	364,694

151

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Zhejiang Dahua Technology Co., Ltd. Class A	162,100	$ 392,016
		21,007,017
ENERGY EQUIPMENT & SERVICES — 0.1%
Anton Oilfield Services Group	1,184,000	117,805
China Oilfield Services, Ltd. Class H	993,900	1,187,953
Sinopec Oilfield Service Corp. Class H (a) (b)	1,592,000	166,523
		1,472,281
ENTERTAINMENT — 1.5%
Alibaba Pictures Group, Ltd. (a)	8,490,000	1,375,399
Bilibili, Inc. ADR (a) (b)	42,069	594,014
Changyou.com, Ltd. ADR	10,705	101,697
China Film Co., Ltd. Class A	176,300	381,425
Giant Network Group Co., Ltd. Class A	153,700	406,785
HUYA, Inc. ADR (a) (b)	23,716	560,646
iQIYI, Inc. ADR (a) (b)	120,105	1,937,294
Leyou Technologies Holdings, Ltd. (a)	455,000	146,842
NetDragon Websoft Holdings, Ltd.	224,000	521,183
NetEase, Inc. ADR	36,457	9,704,124
Perfect World Co., Ltd. Class A	97,200	377,029
Poly Culture Group Corp., Ltd. Class H	119,200	94,729
Wanda Film Holding Co., Ltd. Class A (a)	166,100	404,946
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	162,000	409,015
		17,015,128
FOOD & STAPLES RETAILING — 0.3%
Jiajiayue Group Co., Ltd. Class A	111,700	416,380
Laobaixing Pharmacy Chain JSC Class A	40,500	429,489
Sun Art Retail Group, Ltd.	1,253,000	1,272,276
Yifeng Pharmacy Chain Co., Ltd. Class A	37,500	413,901
Yonghui Superstores Co., Ltd. Class A	349,800	435,462
		2,967,508
FOOD PRODUCTS — 2.3%
Ausnutria Dairy Corp., Ltd.	168,000	219,445
China Agri-Industries Holdings, Ltd.	1,881,600	612,047
China Huishan Dairy Holdings Co., Ltd. (a) (b) (d)	2,729,000	—
China Huiyuan Juice Group, Ltd. (a) (b) (d)	701,000	90,314
China Mengniu Dairy Co., Ltd.	1,481,220	5,545,553
China Yurun Food Group, Ltd. (a)	1,146,000	134,490
CP Pokphand Co., Ltd.	2,904,000	248,192
Dali Foods Group Co., Ltd. (c)	649,500	398,512
Security Description	Shares	Value
Foshan Haitian Flavouring & Food Co., Ltd. Class A	93,000	$ 1,431,360
Fujian Sunner Development Co., Ltd. Class A	104,400	360,514
Guangdong Haid Group Co., Ltd. Class A	84,100	368,612
Health & Happiness H&H International Holdings, Ltd. (b)	183,500	773,615
Hebei Yangyuan Zhihui Beverage Co., Ltd. Class A	97,971	384,273
Henan Shuanghui Investment & Development Co., Ltd. Class A	116,400	402,605
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	220,500	880,617
Jiangxi Zhengbang Technology Co., Ltd. Class A	162,800	344,467
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	71,693	425,969
Muyuan Foodstuff Co., Ltd. Class A	86,331	852,285
New Hope Liuhe Co., Ltd. Class A	175,100	421,003
Tingyi Cayman Islands Holding Corp.	1,037,844	1,461,566
Toly Bread Co., Ltd. Class A	60,378	410,907
Tongwei Co., Ltd. Class A	197,300	351,986
Uni-President China Holdings, Ltd.	823,400	888,584
Want Want China Holdings, Ltd. (b)	3,491,933	2,792,869
WH Group, Ltd. (c)	4,998,106	4,475,687
Yihai International Holding, Ltd.	238,000	1,414,751
		25,690,223
GAS UTILITIES — 0.9%
Beijing Enterprises Holdings, Ltd.	304,000	1,397,964
China Gas Holdings, Ltd.	1,122,600	4,338,952
China Oil & Gas Group, Ltd.	2,216,000	79,149
China Resources Gas Group, Ltd.	481,000	2,377,573
Kunlun Energy Co., Ltd.	2,193,400	1,888,595
		10,082,233
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	127,782	386,502
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,480,000	1,523,535
		1,910,037
HEALTH CARE PROVIDERS & SERVICES — 0.4%
China National Accord Medicines Corp., Ltd. Class A	63,000	383,671
China Resources Medical Holdings Co., Ltd.	460,500	277,849
Huadong Medicine Co., Ltd. Class A	100,800	369,820
Jointown Pharmaceutical Group Co., Ltd. Class A	206,700	413,041

152

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	228,300	$ 388,748
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	570,200	1,032,839
Sinopharm Group Co., Ltd. Class H	648,800	2,031,793
		4,897,761
HEALTH CARE TECHNOLOGY — 0.0% (f)
Ping An Healthcare and Technology Co., Ltd. (a) (b) (c)	95,454	558,278
HOTELS, RESTAURANTS & LEISURE — 1.4%
Ajisen China Holdings, Ltd.	551,000	154,629
China International Travel Service Corp., Ltd. Class A	77,300	1,007,329
China Travel International Investment Hong Kong, Ltd.	3,482,000	541,883
Haidilao International Holding, Ltd. (c)	370,000	1,581,116
Huazhu Group, Ltd. ADR (b)	59,824	1,975,389
Imperial Pacific International Holdings, Ltd. (a) (b)	25,990,300	530,455
Shanghai Jin Jiang Capital Co., Ltd. Class H	1,354,187	203,835
Shanghai Jinjiang International Hotels Co., Ltd. Class A	118,910	385,477
Shenzhen Overseas Chinese Town Co., Ltd. Class A	403,600	397,315
Yum China Holdings, Inc.	199,024	9,041,660
		15,819,088
HOUSEHOLD DURABLES — 0.9%
Gree Electric Appliances, Inc. of Zhuhai Class A	238,600	1,914,493
Guangdong Vanward New Electric Co., Ltd. Class A	297,400	392,302
Guangzhou Holike Creative Home Co., Ltd. Class A	188,400	385,179
Haier Electronics Group Co., Ltd.	673,000	1,755,600
Haier Smart Home Co., Ltd. Class A	200,700	429,999
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	244,400	375,437
Hangzhou Robam Appliances Co., Ltd. Class A	105,600	388,909
Hisense Home Appliances Group Co., Ltd. Class H	316,000	303,528
Jason Furniture Hangzhou Co., Ltd. Class A	82,200	391,708
Joyoung Co., Ltd. Class A	125,354	384,074
KingClean Electric Co., Ltd. Class A	124,100	380,753
NavInfo Co., Ltd. Class A	168,800	384,818
Oppein Home Group, Inc. Class A	23,900	373,032
Shenzhen MTC Co., Ltd. Class A (a)	971,700	379,634
Skyworth Group, Ltd.	1,971,423	507,982
Security Description	Shares	Value
Suofeiya Home Collection Co., Ltd. Class A	153,100	$ 367,035
TCL Corp. Class A	766,900	382,312
Zhejiang Supor Co., Ltd. Class A	40,065	402,434
		9,899,229
HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd.	498,000	896,977
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.1%
Beijing Enterprises Clean Energy Group, Ltd. (a)	11,825,714	153,867
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,078,000	178,764
CGN Power Co., Ltd. Class H (c)	6,066,000	1,532,092
China Datang Corp. Renewable Power Co., Ltd. Class H	1,751,000	169,753
China Longyuan Power Group Corp., Ltd. Class H	1,809,000	1,015,333
China National Nuclear Power Co., Ltd. Class A	523,500	387,794
China Power International Development, Ltd.	2,721,000	565,761
China Resources Power Holdings Co., Ltd.	1,042,092	1,264,165
China Yangtze Power Co., Ltd. Class A	869,200	2,218,887
Concord New Energy Group, Ltd.	4,160,000	204,301
Datang International Power Generation Co., Ltd. Class H	3,484,287	720,023
Huadian Fuxin Energy Corp., Ltd. Class H	2,036,000	355,808
Huadian Power International Corp., Ltd. Class H	1,108,000	421,185
Huaneng Power International, Inc. Class A	456,200	370,520
Huaneng Power International, Inc. Class H	2,196,129	1,056,128
Huaneng Renewables Corp., Ltd. Class H	2,938,000	1,000,645
SDIC Power Holdings Co., Ltd. Class A	313,900	396,045
Sichuan Chuantou Energy Co., Ltd. Class A	294,000	410,872
		12,421,943
INDUSTRIAL CONGLOMERATES — 0.3%
CITIC, Ltd.	1,921,000	2,425,938
Shanghai Industrial Holdings, Ltd. (a)	368,000	685,359
		3,111,297
INSURANCE — 5.9%
China Life Insurance Co., Ltd. Class A	153,000	588,758
China Life Insurance Co., Ltd. Class H	4,073,040	9,435,213
China Pacific Insurance Group Co., Ltd. Class A	214,700	1,048,366

153

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
China Pacific Insurance Group Co., Ltd. Class H	1,449,800	$ 5,326,204
China Reinsurance Group Corp. Class H	1,610,000	260,823
China Taiping Insurance Holdings Co., Ltd.	742,891	1,658,366
Fanhua, Inc. ADR (b)	31,294	833,359
Hubei Biocause Pharmaceutical Co., Ltd. Class A	394,600	389,561
New China Life Insurance Co., Ltd. Class A	56,400	384,387
New China Life Insurance Co., Ltd. Class H	481,900	1,905,618
People's Insurance Co. Group of China, Ltd. Class A	314,600	378,866
People's Insurance Co. Group of China, Ltd. Class H	3,370,000	1,349,823
PICC Property & Casualty Co., Ltd. Class H	3,700,287	4,318,905
Ping An Insurance Group Co. of China, Ltd. Class A	407,500	4,966,784
Ping An Insurance Group Co. of China, Ltd. Class H	2,900,600	33,318,753
		66,163,786
INTERACTIVE MEDIA & SERVICES — 13.8%
58.com, Inc. ADR (a)	49,708	2,451,101
Autohome, Inc. ADR (a) (b)	30,373	2,524,907
Baidu, Inc. ADR (a)	144,934	14,893,418
Bitauto Holdings, Ltd. ADR (a) (b)	22,548	337,544
China Metal Recycling Holdings, Ltd. (a) (b) (d)	268,085	—
Momo, Inc. ADR	87,848	2,721,531
Phoenix New Media, Ltd. ADR (a)	47,987	122,847
Qutoutiao, Inc. ADR (a) (b)	52,894	195,708
SINA Corp. (a)	33,139	1,298,717
Sogou, Inc. ADR (a) (b)	13,585	67,110
Sohu.com, Ltd. ADR (a) (b)	32,293	328,097
Tencent Holdings, Ltd.	3,011,515	126,846,730
Tian Ge Interactive Holdings, Ltd. (a) (c)	159,000	40,564
Weibo Corp. ADR (a) (b)	32,912	1,472,812
YY, Inc. ADR (a)	23,775	1,336,868
		154,637,954
INTERNET & DIRECT MARKETING RETAIL — 16.2%
Alibaba Group Holding, Ltd. ADR (a)	806,902	134,938,221
Baozun, Inc. ADR (a) (b)	16,698	713,005
Ctrip.com International, Ltd. ADR (a)	211,576	6,197,061
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (a)	796,979	364,942
JD.com, Inc. ADR (a)	457,567	12,907,965
Meituan Dianping Class B (a)	1,858,500	18,989,444
Security Description	Shares	Value
Pinduoduo, Inc. ADR (a) (b)	181,841	$ 5,858,917
Tongcheng-Elong Holdings, Ltd. (a) (b)	392,507	602,825
Vipshop Holdings, Ltd. ADR (a)	204,113	1,820,688
		182,393,068
IT SERVICES — 0.4%
21Vianet Group, Inc. ADR (a)	45,192	344,363
AGTech Holdings, Ltd. (a)	1,800,000	84,955
China TransInfo Technology Co., Ltd. Class A	155,300	383,618
Chinasoft International, Ltd.	1,074,000	474,021
Digital China Holdings, Ltd. (b)	798,000	429,569
GDS Holdings, Ltd. ADR (a)	34,293	1,374,463
Hi Sun Technology China, Ltd. (a)	1,275,000	217,938
TravelSky Technology, Ltd. Class H	475,000	986,428
		4,295,355
LEISURE EQUIPMENT & PRODUCTS — 0.0% (f)
Alpha Group Class A (a)	426,700	365,681
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Genscript Biotech Corp. (a) (b)	578,000	1,107,427
WuXi AppTec Co., Ltd. Class A	87,500	1,062,321
Wuxi Biologics Cayman, Inc. (a) (c)	249,500	2,546,113
		4,715,861
MACHINERY — 1.4%
China Conch Venture Holdings, Ltd.	883,000	3,266,449
China International Marine Containers Group Co., Ltd. Class H	294,660	255,968
China Shipbuilding Industry Co., Ltd. Class A	855,800	660,317
CIMC Enric Holdings, Ltd.	710,000	408,462
CRRC Corp., Ltd. Class A	608,500	623,736
CRRC Corp., Ltd. Class H	2,662,950	1,858,093
First Tractor Co., Ltd. Class H (a)	454,000	94,398
Haitian International Holdings, Ltd.	395,000	809,207
Han's Laser Technology Industry Group Co., Ltd. Class A	78,600	391,283
Hefei Meiya Optoelectronic Technology, Inc. Class A	89,200	413,574
Inner Mongolia First Machinery Group Co., Ltd. Class A	254,823	375,747
Jiangsu Hengli Hydraulic Co., Ltd. Class A	78,672	424,141
Lonking Holdings, Ltd.	2,269,000	584,660
Sany Heavy Industry Co., Ltd. Class A	305,618	611,133
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	164,100	382,146
Sinotruk Hong Kong, Ltd.	188,500	279,405
Weichai Power Co., Ltd. Class H	1,201,680	1,732,146

154

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
XCMG Construction Machinery Co., Ltd. Class A	625,000	$ 387,715
Yangzijiang Shipbuilding Holdings, Ltd.	1,383,100	960,139
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	216,900	399,709
Zhengzhou Yutong Bus Co., Ltd. Class A	195,000	379,558
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	931,800	631,153
		15,929,139
MARINE — 0.2%
COSCO SHIPPING Development Co., Ltd. Class H	1,908,500	219,105
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	1,713,175	609,710
Seaspan Corp. (b)	15,067	160,162
SITC International Holdings Co., Ltd.	822,000	847,228
		1,836,205
MEDIA — 0.2%
China Literature, Ltd. (a) (b) (c)	194,400	660,862
China South Publishing & Media Group Co., Ltd. Class A	226,256	383,366
Chinese Universe Publishing and Media Group Co., Ltd. Class A	216,100	395,209
Focus Media Information Technology Co., Ltd. Class A	517,800	380,671
Oriental Pearl Group Co., Ltd. Class A	292,160	374,344
Wasu Media Holding Co., Ltd. Class A	279,300	366,080
		2,560,532
METALS & MINING — 1.2%
Aluminum Corp. of China, Ltd. Class H (a)	3,168,000	998,158
Angang Steel Co., Ltd. Class H (b)	1,603,435	584,971
Baoshan Iron & Steel Co., Ltd. Class A	808,400	669,025
Bengang Steel Plates Co., Ltd. Class A	720,119	380,167
China Hongqiao Group, Ltd.	646,000	412,845
China Molybdenum Co., Ltd. Class A	762,800	388,813
China Molybdenum Co., Ltd. Class H (b)	1,773,000	588,030
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	246,100	374,602
China Zhongwang Holdings, Ltd. (b)	877,600	357,112
Chongqing Iron & Steel Co., Ltd. Class A (a)	1,493,400	384,789
Ganfeng Lithium Co., Ltd. Class A	126,300	398,999
Guangdong HEC Technology Holding Co., Ltd. Class A	369,500	377,717
Security Description	Shares	Value
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	1,904,300	$ 389,329
Jiangxi Copper Co., Ltd. Class H	1,125,000	1,303,033
Maanshan Iron & Steel Co., Ltd. Class A	1,031,800	388,666
Maanshan Iron & Steel Co., Ltd. Class H (b)	832,000	313,085
MMG, Ltd. (a)	1,316,000	310,560
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	924,200	386,960
Shandong Gold Mining Co., Ltd. Class A	164,800	782,092
Shougang Fushan Resources Group, Ltd.	3,164,000	653,836
Xiamen Tungsten Co., Ltd. Class A	211,900	397,913
Zhaojin Mining Industry Co., Ltd. Class H	534,000	617,825
Zhejiang Hailiang Co., Ltd. Class A	275,700	399,582
Zhejiang Huayou Cobalt Co., Ltd. Class A	104,700	394,538
Zhongjin Gold Corp., Ltd. Class A	304,400	369,993
Zijin Mining Group Co., Ltd. Class H	3,918,750	1,354,672
		13,977,312
MULTILINE RETAIL — 0.1%
Golden Eagle Retail Group, Ltd.	496,120	539,192
Parkson Retail Group, Ltd.	1,094,000	83,731
		622,923
OIL, GAS & CONSUMABLE FUELS — 3.6%
China Coal Energy Co., Ltd. Class H	2,140,013	870,812
China Merchants Energy Shipping Co., Ltd. Class A	575,500	384,408
China Petroleum & Chemical Corp. Class A	859,400	604,126
China Petroleum & Chemical Corp. Class H	14,104,640	8,384,267
China Shenhua Energy Co., Ltd. Class A	226,000	594,337
China Shenhua Energy Co., Ltd. Class H	1,963,700	3,942,730
China Suntien Green Energy Corp., Ltd. Class H	866,000	237,505
CNOOC, Ltd.	8,469,174	12,920,800
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	879,800	389,431
Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd. Class A	1,104,009	380,309
Guanghui Energy Co., Ltd. Class A	810,670	376,887
Guizhou Panjiang Refined Coal Co., Ltd. Class A	535,331	384,564
Jizhong Energy Resources Co., Ltd. Class A	788,200	386,308

155

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
NewOcean Energy Holdings, Ltd. (a) (b)	616,000	$ 116,295
PetroChina Co., Ltd. Class A	875,525	758,906
PetroChina Co., Ltd. Class H	12,252,930	6,298,863
Shaanxi Coal Industry Co., Ltd. Class A	365,900	447,307
Shandong Xinchao Energy Corp., Ltd. Class A (a)	1,289,700	363,006
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	370,400	375,524
Shanxi Meijin Energy Co., Ltd. Class A	265,900	340,697
Sinopec Kantons Holdings, Ltd.	1,142,000	469,071
United Energy Group, Ltd. (a)	1,292,000	265,342
Yanzhou Coal Mining Co., Ltd. Class H	909,900	923,898
		40,215,393
PAPER & FOREST PRODUCTS — 0.1%
Lee & Man Paper Manufacturing, Ltd.	1,264,000	683,644
Nine Dragons Paper Holdings, Ltd.	1,001,000	842,743
		1,526,387
PERSONAL PRODUCTS — 0.2%
Hengan International Group Co., Ltd.	382,500	2,507,909
PHARMACEUTICALS — 2.3%
Asymchem Laboratories Tianjin Co., Ltd. Class A	26,200	432,374
Beijing Tongrentang Co., Ltd. Class A	102,500	386,105
Changchun High & New Technology Industry Group, Inc. Class A	12,300	679,245
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	82,200	383,420
China Animal Healthcare, Ltd. (a) (d)	763,600	—
China Medical System Holdings, Ltd.	971,300	1,154,746
China Resources Pharmaceutical Group, Ltd. (c)	781,000	732,244
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	93,700	382,216
China Shineway Pharmaceutical Group, Ltd.	318,000	277,460
Consun Pharmaceutical Group, Ltd.	675,000	372,828
CSPC Pharmaceutical Group, Ltd.	2,472,000	4,963,298
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	77,800	378,040
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	114,000	375,909
Security Description	Shares	Value
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	95,200	$ 377,537
Jiangsu Hengrui Medicine Co., Ltd. Class A	174,938	1,976,418
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	303,704	417,204
Livzon Pharmaceutical Group, Inc. Class A	104,100	386,884
Luye Pharma Group, Ltd. (b) (c)	1,258,000	897,035
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	104,900	371,201
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	248,000	665,918
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	503,000	347,764
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	135,200	352,143
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	121,600	318,423
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	100,900	365,383
Sihuan Pharmaceutical Holdings Group, Ltd.	1,178,000	178,817
Sino Biopharmaceutical, Ltd.	3,587,500	4,557,938
SSY Group, Ltd.	944,332	746,850
Tasly Pharmaceutical Group Co., Ltd. Class A	168,000	366,527
Tong Ren Tang Technologies Co., Ltd. Class H	491,000	446,569
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	154,200	377,878
United Laboratories International Holdings, Ltd.	640,000	336,352
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (c)	100,000	487,920
Yifan Pharmaceutical Co., Ltd. Class A	215,300	404,298
Yunnan Baiyao Group Co., Ltd. Class A	39,107	416,469
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	28,600	408,022
Zhejiang NHU Co., Ltd. Class A	128,600	385,195
		26,106,630
PROFESSIONAL SERVICES — 0.1%
51job, Inc. ADR (a)	15,723	1,163,502
China Index Holdings, Ltd. ADR (a) (b)	27,205	106,099
		1,269,601
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.5%
Agile Group Holdings, Ltd.	844,747	1,025,843
Beijing Capital Development Co., Ltd. Class A	338,200	384,555

156

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Beijing Capital Land, Ltd. Class H (b)	908,000	$ 299,987
Beijing North Star Co., Ltd. Class A	824,800	381,146
China Aoyuan Group, Ltd.	619,000	701,166
China Dili Group (a) (b)	2,307,500	791,792
China Enterprise Co., Ltd. Class A	603,678	382,941
China Evergrande Group (b)	1,603,600	3,416,093
China Fortune Land Development Co., Ltd. Class A	106,500	402,216
China Jinmao Holdings Group, Ltd.	1,914,000	1,096,239
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	287,319	764,044
China Overseas Grand Oceans Group, Ltd.	457,000	207,531
China Overseas Land & Investment, Ltd.	1,987,862	6,250,580
China Overseas Property Holdings, Ltd.	1,232,620	608,495
China Resources Land, Ltd.	1,480,555	6,204,076
China SCE Group Holdings, Ltd.	440,000	202,618
China South City Holdings, Ltd.	2,338,000	277,361
China Vanke Co., Ltd. Class A	325,810	1,181,661
China Vanke Co., Ltd. Class H	913,264	3,180,359
CIFI Holdings Group Co., Ltd.	2,388,267	1,395,293
Colour Life Services Group Co., Ltd.	353,000	176,063
Country Garden Holdings Co., Ltd.	3,911,500	4,954,613
Future Land Development Holdings, Ltd. (b)	966,000	842,850
Gemdale Corp. Class A	235,300	380,568
Grandjoy Holdings Group Co., Ltd. Class A	408,300	387,077
Greenland Holdings Corp., Ltd. Class A	401,900	397,330
Greentown China Holdings, Ltd. (b)	409,000	331,294
Guangzhou R&F Properties Co., Ltd. Class H	607,024	918,349
Hopson Development Holdings, Ltd.	422,000	422,032
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	346,900	376,960
Jiayuan International Group, Ltd.	494,000	206,059
Jinke Properties Group Co., Ltd. Class A	419,100	384,991
Kaisa Group Holdings, Ltd.	1,013,000	444,514
KWG Group Holdings, Ltd.	965,806	846,377
Logan Property Holdings Co., Ltd.	494,000	703,248
Longfor Group Holdings, Ltd. (c)	779,000	2,911,537
Oceanwide Holdings Co., Ltd. Class A	603,700	365,202
Poly Developments and Holdings Group Co., Ltd. Class A	455,300	911,722
Poly Property Group Co., Ltd.	1,423,000	495,547
Powerlong Real Estate Holdings, Ltd.	396,000	279,343
Security Description	Shares	Value
Red Star Macalline Group Corp., Ltd. Class A	255,200	$ 405,607
Redco Properties Group, Ltd. (b) (c)	500,200	213,112
RiseSun Real Estate Development Co., Ltd. Class A	331,100	383,900
Ronshine China Holdings, Ltd.	184,500	215,110
Seazen Holdings Co., Ltd. Class A	107,500	427,218
Shanghai Industrial Urban Development Group, Ltd.	368,000	46,473
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	203,500	391,828
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	201,100	384,673
Shenzhen Investment, Ltd.	2,236,606	824,526
Shimao Property Holdings, Ltd.	551,441	1,610,837
Shui On Land, Ltd.	3,590,000	714,391
Sino-Ocean Group Holding, Ltd.	1,900,712	644,934
Skyfame Realty Holdings, Ltd.	750,000	104,281
SOHO China, Ltd.	1,013,000	289,451
Sunac China Holdings, Ltd.	1,223,300	4,915,421
Suncity Group Holdings, Ltd. (a) (b)	1,231,376	279,594
Times China Holdings, Ltd.	209,000	325,254
Xinhu Zhongbao Co., Ltd. Class A	942,700	381,505
Yanlord Land Group, Ltd.	472,800	400,012
Yuexiu Property Co., Ltd.	4,434,000	961,528
Yuzhou Properties Co., Ltd.	1,248,185	496,765
Zall Smart Commerce Group, Ltd. (a) (b)	1,781,000	213,555
Zhejiang China Commodities City Group Co., Ltd. Class A	722,000	382,171
Zhongtian Financial Group Co., Ltd. Class A	783,800	369,883
		61,271,701
ROAD & RAIL — 0.2%
CAR, Inc. (a)	415,300	320,505
China High Speed Railway Technology Co., Ltd. Class A	794,754	381,729
Daqin Railway Co., Ltd. Class A	475,800	505,702
Dazhong Transportation Group Co., Ltd. Class A	677,200	382,165
Guangshen Railway Co., Ltd. Class H	1,718,000	543,491
		2,133,592
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Daqo New Energy Corp. ADR (a) (b)	4,232	195,053
GCL System Integration Technology Co., Ltd. Class A (a)	446,800	419,821
GCL-Poly Energy Holdings, Ltd. (a)	8,397,000	337,405

157

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Hua Hong Semiconductor, Ltd. (b) (c)	247,000	$ 491,517
Jiangsu Changjiang Electronics Technology Co., Ltd. Class A (a)	155,200	374,026
JinkoSolar Holding Co., Ltd. ADR (a) (b)	15,493	247,113
LONGi Green Energy Technology Co., Ltd. Class A	138,100	507,249
Sanan Optoelectronics Co., Ltd. Class A	206,700	407,542
Semiconductor Manufacturing International Corp. (a) (b)	1,622,100	2,027,780
Shenzhen Goodix Technology Co., Ltd. Class A	15,800	450,025
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	236,100	400,377
Xinyi Solar Holdings, Ltd.	1,871,203	1,121,853
		6,979,761
SOFTWARE — 0.7%
360 Security Technology, Inc. Class A	113,600	373,513
Aisino Corp. Class A	126,300	370,524
Beijing Shiji Information Technology Co., Ltd. Class A	70,400	388,909
Cheetah Mobile, Inc. ADR (b)	19,211	68,775
China National Software & Service Co., Ltd. Class A	35,600	357,835
Genimous Technology Co., Ltd. Class A	434,500	363,239
Glodon Co., Ltd. Class A	77,300	384,162
Hundsun Technologies, Inc. Class A	35,900	371,658
Iflytek Co., Ltd. Class A (a)	85,000	379,222
Kingdee International Software Group Co., Ltd. (b)	1,240,000	1,306,529
Kingsoft Corp., Ltd. (a) (b)	605,000	1,284,180
Newland Digital Technology Co., Ltd. Class A	157,398	361,029
Shanghai Baosight Software Co., Ltd. Class A	81,000	405,612
Venustech Group, Inc. Class A	84,200	377,068
Weimob, Inc. (a) (c)	348,000	156,257
Yonyou Network Technology Co., Ltd. Class A	99,200	429,100
		7,377,612
SPECIALTY RETAIL — 0.4%
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	226,800	387,464
China Grand Automotive Services Group Co., Ltd. Class A	707,600	381,485
China Harmony New Energy Auto Holding, Ltd. (b)	893,000	296,171
China Yongda Automobiles Services Holdings, Ltd.	258,500	213,345
GOME Retail Holdings, Ltd. (a) (b)	8,303,279	752,013
Grand Baoxin Auto Group, Ltd. (a)	783,074	147,836
Security Description	Shares	Value
Hengdeli Holdings, Ltd.	3,256,895	$ 155,794
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	318,783	363,816
Suning.com Co., Ltd. Class A	343,100	497,748
Zhongsheng Group Holdings, Ltd.	291,500	920,303
		4,115,975
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
China Greatwall Technology Group Co., Ltd. Class A	222,400	401,748
Dawning Information Industry Co., Ltd. Class A	75,900	364,875
Inspur Electronic Information Industry Co., Ltd. Class A	111,500	401,270
Legend Holdings Corp. Class H (c)	167,300	361,515
Lenovo Group, Ltd.	3,348,000	2,233,594
Meitu, Inc. (a) (b) (c)	1,222,000	280,583
Ninestar Corp. Class A	101,100	420,755
Xiaomi Corp. Class B (a) (b) (c)	6,940,000	7,790,392
		12,254,732
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
ANTA Sports Products, Ltd.	548,000	4,533,229
Bosideng International Holdings, Ltd.	2,090,000	890,451
China Dongxiang Group Co., Ltd.	3,411,000	365,492
Cosmo Lady China Holdings Co., Ltd. (c)	379,000	63,333
HLA Corp., Ltd. Class A	332,966	378,604
Lao Feng Xiang Co., Ltd. Class A	56,000	384,327
Li Ning Co., Ltd.	950,707	2,728,641
NanJi E-Commerce Co., Ltd. Class A (a)	302,800	437,163
Shenzhou International Group Holdings, Ltd.	385,700	5,038,100
Xtep International Holdings, Ltd.	382,500	206,878
Zhejiang Semir Garment Co., Ltd. Class A	238,000	411,931
		15,438,149
TRADING COMPANIES & DISTRIBUTORS — 0.2%
ArtGo Holdings, Ltd. (a) (b)	1,230,000	411,077
CITIC Resources Holdings, Ltd.	2,090,000	129,302
Guocheng Mining Co., Ltd. Class A (a)	279,800	401,606
Jiangsu Guotai International Group Co., Ltd. Class A	506,620	380,256
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	155,400	387,782
Sinochem International Corp. Class A	538,390	373,191
Xiamen C & D, Inc. Class A	320,600	390,582
		2,473,796

158

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 1.0%
Anhui Expressway Co., Ltd. Class H	660,000	$ 368,753
Beijing Capital International Airport Co., Ltd. Class H	961,939	820,901
China Merchants Port Holdings Co., Ltd.	958,663	1,442,996
COSCO SHIPPING International Hong Kong Co., Ltd.	576,000	147,685
COSCO SHIPPING Ports, Ltd.	1,219,078	973,471
Dalian Port PDA Co., Ltd. Class H (b)	1,386,200	175,057
Guangzhou Baiyun International Airport Co., Ltd. Class A	144,000	452,697
Jiangsu Expressway Co., Ltd. Class H	958,795	1,218,154
Ningbo Zhoushan Port Co., Ltd. Class A	733,200	382,966
Qingdao Port International Co., Ltd. Class H (c)	930,000	569,431
Regal International Airport Group Co., Ltd.	431,000	268,296
Shanghai International Airport Co., Ltd. Class A	74,100	827,830
Shanghai International Port Group Co., Ltd. Class A	788,100	627,946
Shenzhen Expressway Co., Ltd. Class H	452,000	589,259
Shenzhen International Holdings, Ltd.	602,095	1,156,664
Sichuan Expressway Co., Ltd. Class H	868,000	257,984
Xiamen International Port Co., Ltd. Class H	1,185,000	151,160
Yuexiu Transport Infrastructure, Ltd.	408,000	352,343
Zhejiang Expressway Co., Ltd. Class H	994,000	859,673
		11,643,266
WATER UTILITIES — 0.5%
Beijing Enterprises Water Group, Ltd.	3,226,000	1,650,159
China Water Affairs Group, Ltd. (b)	428,000	332,490
Guangdong Investment, Ltd.	1,578,000	3,087,803
Kangda International Environmental Co., Ltd. (a) (c)	944,000	99,946
		5,170,398
WIRELESS TELECOMMUNICATION SERVICES — 2.2%
China Mobile, Ltd.	2,905,504	24,035,249
China United Network Communications, Ltd. Class A	829,300	697,935
		24,733,184
TOTAL COMMON STOCKS (Cost $1,176,157,268)		1,117,605,498
Security Description	Shares	Value
RIGHTS — 0.0% (f)
COMPUTERS & PERIPHERALS — 0.0% (f)
Legend Holdings Corp. (expiring 5/19/23) (a) (d)	15,323	$ —
TOTAL RIGHTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (g) (h)	2,989,336	2,989,635
State Street Navigator Securities Lending Portfolio III (i) (j)	16,691,048	16,691,048
TOTAL SHORT-TERM INVESTMENTS (Cost $19,680,683)		19,680,683
TOTAL INVESTMENTS — 101.3% (Cost $1,195,837,951)		1,137,286,181
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(14,343,716)
NET ASSETS — 100.0%		$ 1,122,942,465
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.6% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $152,696, representing less than 0.05% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $64,697, representing less than 0.05% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

159

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,117,388,105	$64,697	$152,696	$1,117,605,498
Rights	—	—	0(a)	0
Short-Term Investments	19,680,683	—	—	19,680,683
TOTAL INVESTMENTS	$1,137,068,788	$64,697	$152,696	$1,137,286,181
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2019.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 11,859,431	$ 8,869,798	$ 2	$—	2,989,336	$ 2,989,635	$ 5,221
State Street Institutional U.S. Government Money Market Fund, Class G Shares	539,688	539,688	301,540,621	302,080,309	—	—	—	—	93,366
State Street Navigator Securities Lending Government Money Market Portfolio	14,615,815	14,615,815	75,142,906	89,758,721	—	—	—	—	323,863
State Street Navigator Securities Lending Portfolio III	—	—	85,697,703	69,006,655	—	—	16,691,048	16,691,048	141,876
Total		$15,155,503	$474,240,661	$469,715,483	$ 2	$—		$19,680,683	$564,326
160

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 7.2%
Abacus Property Group REIT	173,100	$ 457,649
Accent Group, Ltd.	282,888	325,303
Adelaide Brighton, Ltd.	117,085	240,852
AET&D Holdings No. 1 Pty, Ltd. (a)(b)	110,316	—
Altura Mining, Ltd. (c)	32,047	1,556
AMA Group, Ltd. (b)	340,148	278,737
AP Eagers, Ltd.	57,892	555,223
APN Industria REIT (b)(c)	105,060	204,779
Appen, Ltd.	56,389	804,748
ARB Corp., Ltd. (b)	45,022	578,455
Ardent Leisure Group, Ltd. (b)(c)	132,153	86,457
Arena REIT	196,337	378,720
AUB Group, Ltd.	10,177	80,170
Aurelia Metals, Ltd.	566,060	173,709
Ausdrill, Ltd.	223,788	336,582
Austal, Ltd.	65,514	191,767
Australian Agricultural Co., Ltd. (b)(c)	200,637	140,732
Australian Pharmaceutical Industries, Ltd. (b)	322,102	293,276
Aveo Group	129,329	185,791
Avita Medical, Ltd. (c)	812,568	323,341
Baby Bunting Group, Ltd.	34,541	82,701
Bapcor, Ltd. (b)	110,033	546,198
Bega Cheese, Ltd. (b)	91,191	278,612
Bellamy's Australia, Ltd. (b)(c)	49,993	439,005
Bingo Industries, Ltd. (b)	269,804	402,152
Blackmores, Ltd. (b)	3,681	212,639
Bravura Solutions, Ltd.	93,983	262,421
Breville Group, Ltd.	61,671	669,663
Brickworks, Ltd.	42,896	510,636
Bubs Australia, Ltd. (b)(c)	463,896	416,123
BWP Trust REIT	176,855	471,155
BWX, Ltd. (b)	61,620	160,836
Carnarvon Petroleum, Ltd. (c)	572,678	150,635
Cedar Woods Properties, Ltd.	64,092	299,994
Charter Hall Education Trust REIT	160,864	386,241
Charter Hall Long Wale REIT	97,978	378,646
Charter Hall Retail REIT	270,465	775,264
Clean TeQ Holdings, Ltd. (b)(c)	367,696	75,638
Clinuvel Pharmaceuticals, Ltd.	17,718	295,163
Collins Foods, Ltd.	54,002	364,581
Cooper Energy, Ltd. (c)	959,732	375,429
Corporate Travel Management, Ltd. (b)	26,280	334,639
Costa Group Holdings, Ltd.	198,310	501,563
Credit Corp. Group, Ltd. (b)	29,067	590,872
CSR, Ltd. (b)	266,970	768,847
Dacian Gold, Ltd. (b)(c)	134,714	125,384
Domain Holdings Australia, Ltd.	105,642	241,538
Dubber Corp., Ltd. (c)	75,487	81,460
Eclipx Group, Ltd.	154,779	186,337
Security Description	Shares	Value
Ecofibre, Ltd. (c)	36,186	$ 74,193
Elders, Ltd.	75,846	323,295
Emeco Holdings, Ltd. (b)(c)	129,057	166,686
EML Payments, Ltd. (b)(c)	198,260	573,643
ERM Power, Ltd.	237,049	386,904
Estia Health, Ltd.	105,172	181,589
FlexiGroup, Ltd.	121,929	209,699
Freedom Foods Group, Ltd.	39,416	139,567
G8 Education, Ltd. (b)	326,857	570,962
Galaxy Resources, Ltd. (b)(c)	172,069	127,077
GDI Property Group REIT	230,393	236,191
Genworth Mortgage Insurance Australia, Ltd. (b)	93,897	215,318
Gold Road Resources, Ltd. (c)	483,246	405,777
GrainCorp, Ltd. Class A	110,891	591,592
GUD Holdings, Ltd.	48,302	327,727
GWA Group, Ltd.	141,519	323,567
Hansen Technologies, Ltd.	102,982	262,544
Healius, Ltd.	352,681	765,927
Hotel Property Investments REIT	91,194	198,049
HT&E, Ltd. (b)	74,088	92,442
HUB24, Ltd.	31,426	266,848
Imdex, Ltd.	328,374	310,061
IMF Bentham, Ltd. (c)	122,348	308,616
Independence Group NL	249,868	1,085,291
Infigen Energy	185,895	85,256
Infomedia, Ltd.	52,048	71,261
Ingenia Communities Group REIT	69,490	188,407
Inghams Group, Ltd. (b)	90,053	191,319
Integrated Research, Ltd. (b)	151,110	314,921
InvoCare, Ltd. (b)	135,227	1,264,997
ioneer, Ltd. (b)(c)	1,224,771	181,730
IOOF Holdings, Ltd. (b)	130,281	561,477
IPH, Ltd.	109,976	646,049
IRESS, Ltd.	57,196	446,708
iSignthis, Ltd. (c)	222,018	140,007
Jumbo Interactive, Ltd. (b)	13,799	225,130
Jupiter Mines, Ltd. (b)	1,011,358	266,023
Karoon Energy, Ltd. (b)(c)	344,651	268,480
Kogan.com, Ltd. (b)	64,497	264,045
Link Administration Holdings, Ltd.	197,628	759,754
Liquefied Natural Gas, Ltd. (b)(c)	273,884	46,180
Lovisa Holdings, Ltd. (b)	38,592	333,423
Lynas Corp., Ltd. (b)(c)	381,239	696,813
MACA, Ltd.	332,511	215,292
Mayne Pharma Group, Ltd. (b)(c)	994,059	348,630
McMillan Shakespeare, Ltd.	44,270	487,878
Megaport, Ltd. (c)	23,466	143,864
Mesoblast, Ltd. (b)(c)	218,674	315,617
Metcash, Ltd.	506,882	1,022,181
Mineral Resources, Ltd.	47,235	426,255
Monadelphous Group, Ltd.	49,702	527,964
Monash IVF Group, Ltd.	338,620	243,227
Mount Gibson Iron, Ltd.	59,739	31,830
Myer Holdings, Ltd. (b)(c)	464,787	191,220

161

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Nanosonics, Ltd. (c)	165,207	$ 703,084
Navigator Global Investments, Ltd.	65,498	147,545
nearmap, Ltd. (b)(c)	210,704	366,642
Netwealth Group, Ltd. (b)	46,765	287,335
New Hope Corp., Ltd.	103,342	153,338
New South Resources, Ltd. (c)	333,709	404,001
NEXTDC, Ltd. (b)(c)	201,216	835,974
Nick Scali, Ltd. (b)	44,318	224,177
Nine Entertainment Co. Holdings, Ltd. (b)	815,667	1,075,497
NRW Holdings, Ltd.	209,157	327,273
Nufarm, Ltd. (b)	117,564	447,201
OceanaGold Corp.	351,278	917,992
OFX Group, Ltd.	239,909	258,082
oOh!media, Ltd. (b)	141,119	272,208
Orocobre, Ltd. (b)(c)	102,922	180,481
Pact Group Holdings, Ltd.	55,658	82,585
Paladin Energy, Ltd. (c)	844,339	62,641
Paradigm Biopharmaceuticals, Ltd. (c)	58,156	112,963
Pendal Group, Ltd.	62,184	309,937
Perpetual, Ltd. (b)	27,345	690,500
Perseus Mining, Ltd. (c)	596,355	281,548
Pilbara Minerals, Ltd. (b)(c)	426,262	91,998
Pinnacle Investment Management Group, Ltd.	42,732	126,811
Platinum Asset Management, Ltd. (b)	73,292	209,591
PolyNovo, Ltd. (c)	248,655	358,889
Praemium, Ltd. (b)(c)	121,569	41,406
Premier Investments, Ltd.	11,943	155,944
Pro Medicus, Ltd.	15,780	296,083
Ramelius Resources, Ltd.	200,531	152,154
Regis Healthcare, Ltd. (b)	106,890	209,788
Regis Resources, Ltd.	321,291	1,061,804
Resolute Mining, Ltd. (c)	329,344	315,419
Rural Funds Group REIT	185,957	212,585
Sandfire Resources NL	114,787	507,863
Saracen Mineral Holdings, Ltd. (c)	501,387	1,166,653
Senex Energy, Ltd. (c)	335,370	78,036
Service Stream, Ltd.	235,470	416,089
Seven West Media, Ltd. (b)(c)	515,257	135,531
SG Fleet Group, Ltd.	80,792	126,417
Shopping Centres Australasia Property Group REIT	369,424	650,302
Sigma Healthcare, Ltd.	176,722	71,514
Silver Lake Resources, Ltd. (c)	292,047	184,168
SmartGroup Corp., Ltd.	49,162	404,851
SolGold PLC (b)(c)	722,215	192,237
Southern Cross Media Group, Ltd.	530,538	441,909
SpeedCast International, Ltd. (b)	133,076	109,948
St Barbara, Ltd.	368,173	720,111
Starpharma Holdings, Ltd. (b)(c)	253,684	196,762
Steadfast Group, Ltd.	406,450	973,162
Super Retail Group, Ltd. (b)	61,393	410,752
Security Description	Shares	Value
Superloop, Ltd. (b)(c)	111,018	$ 74,876
Tassal Group, Ltd.	140,344	405,123
Technology One, Ltd.	137,248	664,630
Tiger Resources, Ltd. (a)(c)	2,464	—
Villa World, Ltd.	176,400	277,207
Virtus Health, Ltd.	17,657	52,994
Vita Group, Ltd.	172	141
Viva Energy REIT	184,121	353,914
Vocus Group, Ltd. (c)	351,629	825,303
Webjet, Ltd. (b)	86,294	634,973
Western Areas, Ltd.	46,970	98,205
Westgold Resources, Ltd.	101,686	171,455
Zip Co., Ltd. (c)	77,045	241,628
		57,031,952
AUSTRIA — 0.3%
AT&S Austria Technologie & Systemtechnik AG	13,224	227,209
FACC AG (b)	11,878	139,465
Palfinger AG	5,699	150,045
Porr AG (b)	8,482	174,770
S IMMO AG	32,779	754,022
S&T AG	24,661	490,659
Schoeller-Bleckmann Oilfield Equipment AG	5,255	312,231
		2,248,401
BELGIUM — 0.9%
AGFA-Gevaert NV (c)	98,498	404,188
Befimmo SA REIT	7,670	471,607
Bekaert SA	23,639	678,299
Biocartis NV (b)(c)(d)	19,103	129,122
Econocom Group SA	52,779	132,226
Euronav NV	104,002	947,882
Fagron	15,832	280,648
Intervest Offices & Warehouses NV REIT	13,075	375,602
Ion Beam Applications (b)(c)	11,710	201,451
Kinepolis Group NV	3,693	227,073
Materialise NV ADR (b)(c)	19,783	365,590
Mithra Pharmaceuticals SA (b)(c)	7,854	254,475
Ontex Group NV	26,335	474,009
Recticel SA	32,046	272,156
Retail Estates NV REIT	5,743	536,569
Tessenderlo Group SA (c)	29,599	935,796
X-Fab Silicon Foundries SE (b)(c)(d)	48,148	215,213
		6,901,906
BERMUDA — 0.1%
Golar LNG, Ltd.	40,500	526,095
CANADA — 7.5%
Advantage Oil & Gas, Ltd. (b)(c)	73,600	119,517
Aecon Group, Inc.	30,837	424,824
Ag Growth International, Inc. (b)	6,913	232,452
Aimia, Inc. (c)	99,885	254,993
Aleafia Health, Inc. (c)	120,300	86,318

162

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Altius Minerals Corp. (b)	39,685	$ 330,908
Altus Group, Ltd. (b)	20,768	626,648
Aphria, Inc. (b)(c)	120,200	624,604
Arbutus Biopharma Corp. (c)(e)	11,276	17,197
ARC Resources, Ltd. (b)	152,200	725,364
Aritzia, Inc. (c)	34,751	440,687
Artis Real Estate Investment Trust	50,109	476,111
Athabasca Oil Corp. (b)(c)	169,748	82,053
Atrium Mortgage Investment Corp.	37,896	396,706
ATS Automation Tooling Systems, Inc. (c)	36,523	499,571
AutoCanada, Inc. (b)	17,993	108,583
Badger Daylighting, Ltd.	16,445	505,398
Ballard Power Systems, Inc. (b)(c)	77,681	379,604
Baytex Energy Corp. (c)	285,101	422,053
Birchcliff Energy, Ltd. (b)	72,742	117,574
Boardwalk Real Estate Investment Trust	13,567	455,068
Bonavista Energy Corp.	139,000	64,041
Bonterra Energy Corp.	356	1,108
Boralex, Inc. Class A (b)	27,167	464,342
Boston Pizza Royalties Income Fund	20,460	266,567
Canaccord Genuity Group, Inc. (b)	58,382	230,177
Canacol Energy, Ltd. (b)(c)	55,638	190,363
Canadian Solar, Inc. (b)(c)	19,891	375,542
Canfor Corp. (c)	22,700	266,262
CanWel Building Materials Group, Ltd. (b)	63,171	219,953
Cardinal Energy, Ltd.	41,600	77,921
Cargojet, Inc.	1,800	127,958
Cascades, Inc.	27,727	242,507
Celestica, Inc. (c)	62,776	450,432
CES Energy Solutions Corp. (b)	98,444	152,425
Chemtrade Logistics Income Fund	24,176	204,145
Chorus Aviation, Inc. (b)	86,569	501,499
Cineplex, Inc. (b)	37,069	679,225
Cogeco, Inc.	4,758	342,979
Colossus Minerals, Inc. (a)(c)	390	—
Cominar Real Estate Investment Trust	59,042	587,298
Computer Modelling Group, Ltd.	2,160	9,968
Continental Gold, Inc. (b)(c)	86,423	240,209
Corus Entertainment, Inc. Class B	86,071	343,894
Crescent Point Energy Corp.	261,300	1,117,038
Crew Energy, Inc. (b)(c)	87,860	45,124
CRH Medical Corp. (b)(c)	69,112	212,452
Crombie Real Estate Investment Trust	20,284	242,060
DIRTT Environmental Solutions (b)(c)	33,087	149,691
Dream Industrial Real Estate Investment Trust	34,348	343,221
Dream Office Real Estate Investment Trust	20,359	455,310
Security Description	Shares	Value
DREAM Unlimited Corp. Class A	52,125	$ 376,371
Dundee Precious Metals, Inc. (c)	59,405	200,111
ECN Capital Corp.	132,118	456,027
Eldorado Gold Corp. (b)(c)	84,201	652,494
Endeavour Silver Corp. (b)(c)	45,346	101,378
Enerflex, Ltd.	45,283	397,423
Enerplus Corp.	91,700	683,594
Enghouse Systems, Ltd.	25,013	689,558
Ensign Energy Services, Inc.	60,855	140,647
Equitable Group, Inc.	7,078	554,960
ERO Copper Corp. (c)	15,800	230,914
Exchange Income Corp. (b)	13,897	434,754
Extendicare, Inc. (b)	49,783	321,860
Fiera Capital Corp. (b)	33,285	258,939
Firm Capital Mortgage Investment Corp. (b)	33,777	356,138
Fortuna Silver Mines, Inc. (b)(c)	83,234	257,749
Freehold Royalties, Ltd. (b)	20,391	115,816
GASFRAC Energy Services, Inc. (a)(c)	21,904	—
goeasy, Ltd. (b)	6,890	309,946
Golden Star Resources, Ltd. (b)(c)	55,845	159,717
Gran Tierra Energy, Inc. (b)(c)	122,186	151,348
Great Basin Gold, Ltd. (a)(c)	266,255	—
Great Canadian Gaming Corp. (c)	18,600	580,758
Green Organic Dutchman Holdings, Ltd. (b)(c)	125,293	192,103
HEXO Corp. (b)(c)	100,059	395,248
Home Capital Group, Inc. (b)(c)	34,954	680,336
Horizon North Logistics, Inc.	15,146	11,325
Hudbay Minerals, Inc.	173,943	627,982
Hudson's Bay Co.	27,200	208,520
IAMGOLD Corp. (b)(c)	288,942	986,418
Innergex Renewable Energy, Inc.	62,616	723,111
Interfor Corp. (c)	30,342	320,837
International Petroleum Corp. (b)(c)	42,914	153,636
InterRent Real Estate Investment Trust	8,836	109,182
Intertape Polymer Group, Inc.	38,505	501,670
Jamieson Wellness, Inc. (b)	17,850	313,723
Just Energy Group, Inc.	48,300	114,548
Kelt Exploration, Ltd. (b)(c)	25,303	66,506
Killam Apartment Real Estate Investment Trust	22,283	337,106
Kinaxis, Inc. (b)(c)	12,967	844,422
Kinder Morgan Canada, Ltd. (d)	21,023	236,747
Knight Therapeutics, Inc. (c)	77,638	435,688
Labrador Iron Ore Royalty Corp. (b)	41,059	763,809
Largo Resources, Ltd. (c)	70,500	78,274
Laurentian Bank of Canada (b)	28,574	971,818
Lightstream Resources, Ltd. (a)(b)(c)	64,736	—
Linamar Corp.	15,000	487,953
Lithium Americas Corp. (b)(c)	32,036	98,237
MAG Silver Corp. (b)(c)	55,668	591,998

163

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Martinrea International, Inc.	74,026	$ 638,502
Medical Facilities Corp. (b)	17,864	108,344
MediPharm Labs Corp. (b)(c)	44,200	126,858
MEG Energy Corp. (c)	156,061	683,651
Morguard North American Residential Real Estate Investment Trust	22,050	330,583
Morneau Shepell, Inc. (b)	37,154	924,921
MTY Food Group, Inc. (b)	10,562	505,763
Mullen Group, Ltd.	63,926	421,506
Nemaska Lithium, Inc. (c)	343,000	58,289
Neptune Wellness Solutions, Inc. (b)(c)	58,929	210,079
New Gold, Inc. (b)(c)	366,537	368,198
NexGen Energy, Ltd. (b)(c)	163,036	211,799
NFI Group, Inc. (b)	19,400	412,030
Norbord, Inc.	15,000	359,819
North American Palladium, Ltd.	3	40
North West Co., Inc. (b)	31,301	669,047
Northview Apartment Real Estate Investment Trust	16,472	358,552
NorthWest Healthcare Properties Real Estate Investment Trust	23,236	206,562
NuVista Energy, Ltd. (b)(c)	149,130	279,337
Obsidian Energy, Ltd. (b)(c)	71,231	59,180
Optiva, Inc. (c)	2	68
Osisko Gold Royalties, Ltd. (b)	77,146	717,271
Osisko Mining, Inc. (b)(c)	96,562	228,277
Painted Pony Energy, Ltd. (b)(c)	88,983	45,701
Paramount Resources, Ltd. Class A (c)	34,100	165,864
Park Lawn Corp.	13,780	268,939
Pason Systems, Inc.	42,506	518,483
Patriot One Technologies, Inc. (b)(c)	57,200	60,483
Peyto Exploration & Development Corp.	5,474	13,809
Points International, Ltd. (c)	21,999	241,329
Polaris Infrastructure, Inc.	29,263	292,188
Poseidon Concepts Corp. (a)(c)	43,064	—
Precision Drilling Corp. (c)	153,577	176,312
Real Matters, Inc. (c)	17,400	145,088
Recipe Unlimited Corp.	879	17,387
Richelieu Hardware, Ltd. (b)	5,200	100,387
Rogers Sugar, Inc. (b)	67,916	276,486
Russel Metals, Inc.	35,733	571,350
Sandstorm Gold, Ltd. (c)	114,501	647,744
Savaria Corp. (b)	25,228	229,224
Seabridge Gold, Inc. (b)(c)	14,327	181,035
Secure Energy Services, Inc.	115,690	489,323
SEMAFO, Inc. (c)	151,483	486,256
Seven Generations Energy, Ltd. Class A (c)	131,600	836,912
ShawCor, Ltd.	35,183	405,508
Sienna Senior Living, Inc. (b)	40,687	585,413
Sierra Wireless, Inc. (c)	18,417	196,828
Silvercorp Metals, Inc.	38,700	150,240
Security Description	Shares	Value
Slate Office REIT	38,653	$ 184,799
Sleep Country Canada Holdings, Inc. (b)(d)	18,047	280,928
Southern Pacific Resource Corp. (a)(c)	281,142	—
Sprott, Inc. (b)	137,455	323,912
SSR Mining, Inc. (c)	71,713	1,040,489
Summit Industrial Income REIT	42,586	422,322
SunOpta, Inc. (b)(c)	33,909	61,036
Superior Plus Corp.	91,796	833,375
Supreme Cannabis Co. Inc (b)(c)	128,300	112,408
Surge Energy, Inc. (b)	92,962	79,341
Tamarack Valley Energy, Ltd. (c)	181,370	278,082
Teranga Gold Corp. (c)	35,323	130,194
Theratechnologies, Inc. (b)(c)	57,798	250,138
Timbercreek Financial Corp. (b)	27,462	200,365
TORC Oil & Gas, Ltd.	57,015	164,930
Torex Gold Resources, Inc. (b)(c)	40,509	502,385
TransAlta Corp.	153,912	1,002,056
Transat AT, Inc. (c)	44,423	494,894
Transcontinental, Inc. Class A (b)	16,600	194,085
Trican Well Service, Ltd. (b)(c)	39,490	30,125
Tricon Capital Group, Inc.	71,107	545,655
True North Commercial Real Estate Investment Trust	53,957	282,011
Turquoise Hill Resources, Ltd. (b)(c)	307,500	143,995
Twin Butte Energy, Ltd. (a)(c)	83,708	—
Uni-Select, Inc. (b)	41,163	343,232
Valener, Inc. (b)	11,291	221,641
Valeura Energy, Inc. (c)	31,900	64,089
Village Farms International, Inc. (b)(c)	15,100	136,744
Wesdome Gold Mines, Ltd. (c)	100,589	453,562
Western Forest Products, Inc. (b)	203,532	184,470
Westshore Terminals Investment Corp. (b)	31,213	482,104
Whitecap Resources, Inc. (b)	169,000	587,160
Xenon Pharmaceuticals, Inc. (b)(c)	20,664	186,183
Yangarra Resources, Ltd. (b)(c)	4,776	5,303
Zymeworks, Inc. (b)(c)	12,400	307,520
		59,122,141
CAYMAN ISLANDS — 0.0% (f)
Zheng Li Holdings, Ltd. (c)	1,320,000	163,329
CHINA — 0.2%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	131,176
China Merchants Land, Ltd.	212,000	29,206
China New Town Development Co., Ltd.	444,500	8,052
China Shandong Hi-Speed Financial Group, Ltd. (c)	3,414,000	108,873
China Yuchai International, Ltd.	8,746	113,261
GCL New Energy Holdings, Ltd. (c)	2,228,000	79,578

164

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Gemdale Properties & Investment Corp., Ltd.	2,836,000	$ 314,733
Greenland Hong Kong Holdings, Ltd.	199,000	68,031
HC Group, Inc. (b)(c)	365,000	154,578
HengTen Networks Group, Ltd. (b)(c)	7,152,000	108,565
Towngas China Co., Ltd.	196,000	147,011
VSTECS Holdings, Ltd.	548,000	283,108
		1,546,172
COLOMBIA — 0.0% (f)
Frontera Energy Corp.	13,000	125,876
DENMARK — 0.7%
Alm Brand A/S	21,659	170,304
AMAG Pharmaceuticals, Inc. (a)(c)	308,573	—
Bang & Olufsen A/S (b)(c)	18,627	108,903
Bavarian Nordic A/S (b)(c)	19,253	518,395
H&H International A/S Class B (c)	33,083	495,626
Matas A/S	28,698	211,614
Netcompany Group A/S (c)(d)	9,586	382,402
Nilfisk Holding A/S (c)	10,621	246,273
NKT A/S (b)(c)	16,854	327,062
NNIT A/S (d)	8,426	103,963
OW Bunker A/S (a)(b)(c)	9,828	—
Per Aarsleff Holding A/S	12,543	406,589
Ringkjoebing Landbobank A/S	11,348	712,507
Scandinavian Tobacco Group A/S Class A (d)	32,338	378,458
Spar Nord Bank A/S	37,732	339,935
Sydbank A/S	38,383	677,029
Zealand Pharma A/S (c)	24,046	612,337
		5,691,397
EGYPT — 0.1%
Centamin PLC	708,330	1,097,204
FINLAND — 0.7%
Aktia Bank Oyj	25,804	236,867
Cargotec Oyj	14,069	452,778
Caverion Oyj (b)	69,906	429,833
Citycon Oyj (b)	24,869	260,955
Cramo Oyj	30,022	321,408
Finnair Oyj	30,636	214,257
F-Secure Oyj (c)	69,173	210,401
Metsa Board Oyj (b)	72,508	431,208
Oriola Oyj Class B (b)	37,994	86,570
Outokumpu Oyj (b)	100,147	263,889
Outotec Oyj (c)	105,172	616,863
Raisio Oyj Class V	49,239	174,998
Rovio Entertainment Oyj (d)	13,030	58,185
Sanoma Oyj	37,285	416,237
Terveystalo Oyj (d)	28,773	281,687
Tieto Oyj	16,350	418,882
Tokmanni Group Corp.	23,767	264,290
Uponor Oyj	27,707	294,812
Security Description	Shares	Value
YIT Oyj (b)	77,401	$ 445,540
		5,879,660
FRANCE — 1.9%
Akka Technologies	7,717	531,706
AKWEL	11,011	204,071
Albioma SA	12,915	337,918
Aubay	5,809	215,004
Beneteau SA	30,332	319,106
Bigben Interactive	24,165	351,438
Boiron SA	3,533	125,179
Bonduelle SCA	14,146	360,874
Cellectis SA (c)	19,967	205,490
CGG SA (c)	456,079	1,023,273
Chargeurs SA (b)	9,555	167,503
Cie des Alpes	6,179	172,450
Claranova SADIR (b)(c)	24,137	172,621
Coface SA (c)	45,755	519,771
Criteo SA ADR (c)	35,500	663,495
DBV Technologies SA (c)	9,130	156,270
Devoteam SA	3,174	265,751
Eramet	3,505	173,595
Etablissements Maurel et Prom	2,152	6,557
Europcar Mobility Group (b)(d)	61,097	339,034
Genfit (b)(c)	14,274	228,910
GL Events	9,687	242,370
Groupe Fnac SA (c)	8,142	514,832
Haulotte Group SA	3,484	22,524
Interparfums SA	2,921	125,150
IPSOS	16,043	457,366
Jacquet Metal Service SA (b)	19,193	324,325
Kaufman & Broad SA	9,997	398,240
Latecoere SACA (c)	58,285	244,002
LISI	6,057	167,725
LNA Sante SA	7,977	407,867
Maisons du Monde SA (d)	30,757	486,204
Manitou BF SA	6,529	128,123
Mercialys SA REIT	37,556	499,511
Mersen SA	8,211	256,017
Nanobiotix (b)(c)	14,730	130,477
Neopost SA	19,932	412,867
Nexans SA	19,062	703,658
Nicox (c)	19,124	104,036
Rallye SA (b)	13,228	108,447
SMCP SA (b)(c)(d)	30,756	427,175
Solocal Group (b)(c)	219,868	174,861
Talend SA ADR (c)	9,942	337,829
Tarkett SA	21,037	311,222
Technicolor SA (b)(c)	142,112	122,937
Trigano SA	3,088	248,282
Vallourec SA (c)	138,400	366,346
Vilmorin & Cie SA	4,352	221,808
Virbac SA (c)	2,044	467,957
		14,952,174
GERMANY — 3.0%
Aareal Bank AG	20,564	625,262

165

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
ADLER Real Estate AG	15,031	$ 189,431
ADO Properties SA (d)	9,719	400,516
ADVA Optical Networking SE (c)	13,195	91,778
AIXTRON SE (c)	66,868	682,339
Amadeus Fire AG	3,456	382,048
Aumann AG (d)	392	5,624
AURELIUS Equity Opportunities SE & Co. KGaA	16,812	693,915
Aurubis AG	8,768	390,862
Bertrandt AG	3,092	139,387
bet-at-home.com AG	1,928	98,285
Bilfinger SE	10,696	312,509
Borussia Dortmund GmbH & Co. KGaA	43,193	434,632
CANCOM SE	19,205	1,036,396
CECONOMY AG (c)	66,804	361,745
Cewe Stiftung & Co. KGaA	3,468	291,501
Corestate Capital Holding SA	7,737	285,099
Deutsche Beteiligungs AG	6,889	260,610
Deutsche Pfandbriefbank AG (d)	63,627	776,207
Deutz AG	66,904	388,034
DIC Asset AG	46,764	598,530
Dr Hoenle AG	1,466	79,912
Draegerwerk AG & Co. KGaA Preference Shares	5,403	239,855
Duerr AG	16,356	424,563
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,089	184,970
Elmos Semiconductor AG	11,039	293,045
Encavis AG	70,037	649,012
FinTech Group AG (c)	8,583	231,122
GFT Technologies SE	12,913	96,010
Hamborner REIT AG	49,465	516,618
Hamburger Hafen und Logistik AG	13,184	328,571
Heidelberger Druckmaschinen AG (c)	126,088	155,469
HelloFresh SE (c)	61,415	932,008
Hornbach Holding AG & Co. KGaA	7,060	400,234
Hypoport AG (c)	2,115	526,869
Indus Holding AG	24,422	998,432
Isra Vision AG	7,764	326,045
Jenoptik AG	17,590	436,076
JOST Werke AG (d)	8,468	243,258
Jumia Technologies AG ADR (c)	7,300	57,889
Kloeckner & Co. SE	28,309	171,750
Koenig & Bauer AG	9,487	370,890
Krones AG	4,217	254,924
Leoni AG (c)	1,239	15,635
MBB SE	2,638	167,380
Medigene AG (c)	16,018	106,698
New Work SE	976	266,009
Nordex SE (c)	42,500	463,335
Norma Group SE	11,787	408,893
PATRIZIA Immobilien AG	47,543	883,725
Pfeiffer Vacuum Technology AG	4,187	568,758
Security Description	Shares	Value
PNE AG	81,407	$ 331,037
RHOEN-KLINIKUM AG	10,888	243,930
RIB Software SE	22,311	517,603
SAF-Holland SA	35,304	249,405
Salzgitter AG	9,252	155,333
SGL Carbon SE (c)	25,628	121,705
SLM Solutions Group AG (c)	5,468	86,318
SMA Solar Technology AG (c)	3,487	98,916
Software AG	16,917	464,946
Stabilus SA	9,226	451,612
SUESS MicroTec SE (c)	11,517	104,088
Takkt AG	17,901	237,311
Tele Columbus AG (c)(d)	40,778	78,332
Trivago NV ADR (c)	17,300	71,103
Vossloh AG	4,538	187,009
Wacker Neuson SE	10,606	185,003
Washtec AG	6,615	340,752
zooplus AG (c)	2,898	345,006
		23,512,074
GREECE — 0.0% (f)
TT Hellenic Postbank SA (a)(c)	129,076	—
HONG KONG — 1.6%
Beijing Gas Blue Sky Holdings, Ltd. (b)(c)	3,752,000	102,422
BOCOM International Holdings Co., Ltd.	436,000	66,740
Bright Smart Securities & Commodities Group, Ltd.	1,348,000	223,538
Cafe de Coral Holdings, Ltd.	177,191	474,655
China Baoli Technologies Holdings, Ltd. (c)(e)	5,000	63
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
China Youzan, Ltd. (b)(c)	5,804,000	370,181
Chinese Estates Holdings, Ltd.	119,500	85,211
Chow Sang Sang Holdings International, Ltd.	68,000	72,950
CMBC Capital Holdings, Ltd.	5,270,000	110,248
C-Mer Eye Care Holdings, Ltd. (b)	372,000	243,432
Common Splendor International Health Industry Group, Ltd. (b)(c)	2,390,000	164,630
Dah Sing Financial Holdings, Ltd.	42,000	155,369
Digital Domain Holdings, Ltd. (c)	10,696,696	128,261
Esprit Holdings, Ltd. (c)	683,800	129,967
Fairwood Holdings, Ltd.	163,000	460,552
Far East Consortium International, Ltd.	523,217	221,583
First Pacific Co., Ltd.	1,288,000	492,895
Giordano International, Ltd.	1,490,000	433,350
Global Cord Blood Corp. (c)	8,037	38,899
Glory Sun Financial Group, Ltd. (b)	4,288,000	158,624
Gold-Finance Holdings, Ltd. (c)(e)	1,158,000	10,636

166

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Haitong International Securities Group, Ltd.	730,000	$ 206,725
Hutchison Port Holdings Trust	1,618,100	252,424
Hutchison Telecommunications Hong Kong Holdings, Ltd.	840,000	141,439
Johnson Electric Holdings, Ltd.	135,500	242,674
K Wah International Holdings, Ltd.	1,233,238	651,275
Landing International Development, Ltd. (c)	796,920	104,705
Lee's Pharmaceutical Holdings, Ltd.	221,000	125,168
Li & Fung, Ltd.	2,698,000	306,302
Lifestyle International Holdings, Ltd.	99,500	103,696
Luk Fook Holdings International, Ltd.	135,000	338,904
Man Wah Holdings, Ltd.	534,800	333,593
Mega Expo Holdings, Ltd. (b)	990,000	261,410
OP Financial, Ltd. (b)	776,000	155,410
Pacific Basin Shipping, Ltd.	3,027,000	617,802
Pacific Textiles Holdings, Ltd.	512,000	344,190
Peace Mark Holdings, Ltd. (a)(c)	504,228	—
Prosperity REIT	608,000	224,915
Road King Infrastructure, Ltd.	536,482	906,067
Sa Sa International Holdings, Ltd. (b)	773,248	171,627
Shenzhou Space Park Group, Ltd. (a)(c)	780,000	—
Shun Tak Holdings, Ltd.	1,030,849	410,267
SmarTone Telecommunications Holdings, Ltd.	245,792	213,517
SMI Holdings Group, Ltd. (a)(b)(c)	624,081	93,142
Summit Ascent Holdings, Ltd. (c)	516,000	82,277
Sun Hung Kai & Co., Ltd.	351,000	151,783
SUNeVision Holdings, Ltd.	295,000	220,514
Sunlight Real Estate Investment Trust	571,000	381,667
Superb Summit International Group, Ltd. (a)(b)(c)	1,685,500	—
Television Broadcasts, Ltd.	180,116	293,630
Texhong Textile Group, Ltd.	237,500	217,523
Tongda Group Holdings, Ltd.	1,220,000	85,593
Tou Rong Chang Fu Group, Ltd. (a)(c)	2,412,000	18,153
Town Health International Medical Group, Ltd. (a)(b)	1,848,000	40,664
Truly International Holdings, Ltd. (c)	606,000	84,259
Value Partners Group, Ltd. (b)	458,000	230,770
We Solutions, Ltd. (c)	1,501,072	90,952
Zhuguang Holdings Group Co., Ltd. (c)	1,374,000	187,537
		12,434,780
IRELAND — 0.8%
C&C Group PLC	182,722	826,695
Security Description	Shares	Value
Cairn Homes PLC	409,806	$ 497,702
COSMO Pharmaceuticals NV (c)	2,380	187,841
Dalata Hotel Group PLC	87,560	467,744
Fly Leasing, Ltd. ADR (c)	26,254	538,470
Glenveagh Properties PLC (c)(d)	248,485	199,923
Green REIT PLC	344,913	716,702
Greencore Group PLC	224,085	624,076
Hibernia REIT PLC	410,647	658,100
Irish Continental Group PLC	83,483	380,435
Irish Residential Properties REIT PLC	385,015	721,119
Origin Enterprises PLC	64,819	361,808
Total Produce PLC	54,176	82,688
		6,263,303
ISRAEL — 1.9%
Airport City, Ltd. (c)	1	16
AudioCodes, Ltd. (b)	4,500	85,095
Bezeq The Israeli Telecommunication Corp., Ltd.	923,567	611,673
Cellcom Israel, Ltd. (c)	38,110	107,177
Ceragon Networks, Ltd. (b)(c)	50,867	136,832
Clal Insurance Enterprises Holdings, Ltd. (c)	17,717	268,115
Compugen, Ltd. (b)(c)	21,800	92,214
Delek Group, Ltd.	2,088	243,715
Delta Galil Industries, Ltd.	6,089	151,953
Electra, Ltd.	2,368	755,542
Foamix Pharmaceuticals, Ltd. (b)(c)	49,508	150,504
Formula Systems 1985, Ltd.	6,473	412,314
Gazit-Globe, Ltd.	48,051	484,270
Harel Insurance Investments & Financial Services, Ltd.	47,554	413,317
IDI Insurance Co., Ltd.	7,503	289,042
Inrom Construction Industries, Ltd.	80,267	319,839
Israel Corp., Ltd. (c)	1,073	241,254
Ituran Location & Control, Ltd.	14,906	369,520
Jerusalem Economy, Ltd. (c)	142,970	633,448
Kornit Digital, Ltd. (b)(c)	19,985	615,138
Matrix IT, Ltd.	16,603	282,879
Mehadrin, Ltd. (c)	252	10,119
Migdal Insurance & Financial Holding, Ltd.	76,748	81,676
Nova Measuring Instruments, Ltd. (c)	27,860	900,933
Oil Refineries, Ltd. (c)	1,102,142	581,226
Partner Communications Co., Ltd. (c)	60,732	296,164
Paz Oil Co., Ltd.	6,314	922,813
Phoenix Holdings, Ltd.	47,020	298,288
Plus500, Ltd.	50,350	473,537
Radware, Ltd. (c)	29,369	712,492
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	5,060	286,498

167

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Redhill Biopharma, Ltd. ADR (b)(c)	9,800	$ 68,992
Reit 1, Ltd.	129,294	814,644
Sapiens International Corp. NV	28,285	532,205
Sella Capital Real Estate, Ltd. REIT	151,235	395,601
Shapir Engineering and Industry, Ltd.	75,304	376,325
Shikun & Binui, Ltd.	89,083	339,335
Shufersal, Ltd.	64,673	471,493
Silicom, Ltd. (b)(c)	7,280	230,048
UroGen Pharma, Ltd. (b)(c)	6,465	154,061
		14,610,307
ITALY — 1.4%
Anima Holding SpA (d)	170,477	649,746
Arnoldo Mondadori Editore SpA (c)	160,158	282,160
Ascopiave SpA	41,543	175,499
Banca Carige SpA (a)(b)(c)	21,594,440	17,657
Banca Farmafactoring SpA (d)	50,493	263,402
Banca IFIS SpA	15,319	255,689
Banca Monte dei Paschi di Siena SpA (c)	189,633	315,895
Banca Popolare di Sondrio SCPA	255,070	467,170
Biesse SpA	515	5,963
BPER Banca	188,184	727,491
Cairo Communication SpA	39,060	100,071
Cementir Holding SpA	37,221	249,557
Cerved Group SpA	80,337	700,667
CIR-Compagnie Industriali Riunite SpA	95,122	96,443
Credito Emiliano SpA	15,964	86,063
Credito Valtellinese SpA (c)	5,775,265	393,512
Datalogic SpA	6,030	86,578
doValue SpA (d)	23,905	265,303
El.En. SpA	10,519	274,539
Falck Renewables SpA	117,153	496,065
Fila SpA	11,800	176,242
Fincantieri SpA (b)	149,067	158,287
Gima TT SpA (d)	19,321	153,976
Gruppo MutuiOnline SpA	13,491	242,680
Immobiliare Grande Distribuzione SIIQ SpA REIT	23,535	144,197
Italmobiliare SpA	2,457	56,251
Juventus Football Club SpA (b)(c)	217,680	318,002
Maire Tecnimont SpA (b)	70,231	176,714
MARR SpA	13,748	301,260
OVS SpA (b)(c)(d)	82,446	153,070
Piaggio & C SpA	93,649	277,089
Prima Industrie SpA (b)	464	6,111
RAI Way SpA (d)	53,770	312,445
Retelit SpA (b)	157,275	257,192
Safilo Group SpA (b)(c)	69,143	71,158
Salini Impregilo SpA (c)	54,507	118,966
Saras SpA	205,575	351,865
Security Description	Shares	Value
Societa Cattolica di Assicurazioni SC	51,098	$ 434,793
Tamburi Investment Partners SpA	74,188	502,263
Technogym SpA (d)	40,760	453,253
Tod's SpA	1,825	89,732
Unieuro SpA (d)	21,690	277,136
		10,942,152
JAPAN — 38.0%
77 Bank, Ltd.	38,000	563,627
Access Co., Ltd. (b)	16,000	115,031
Achilles Corp.	3,100	48,418
Adastria Co., Ltd.	6,800	152,831
ADEKA Corp.	46,800	580,264
Advanced Media, Inc. (b)(c)	17,100	158,698
Adways, Inc.	10,500	28,175
Aeon Delight Co., Ltd.	14,300	448,550
Aeon Fantasy Co., Ltd.	7,900	216,661
Ahresty Corp.	8,100	41,596
Ai Holdings Corp.	23,100	394,351
Aica Kogyo Co., Ltd.	14,200	417,821
Aichi Bank, Ltd.	8,100	254,074
Aichi Steel Corp. (b)	3,200	90,900
Aida Engineering, Ltd.	33,100	267,373
Aiful Corp. (b)(c)	134,876	314,492
Ain Holdings, Inc.	8,300	483,063
Aisan Industry Co., Ltd.	32,200	273,212
Akatsuki, Inc. (b)	2,300	142,161
Akebono Brake Industry Co., Ltd. (b)(c)	78,800	145,825
Akita Bank, Ltd.	12,100	229,181
ALBERT, Inc. (c)	900	80,944
Albis Co., Ltd. (b)	9,500	205,603
Alconix Corp. (b)	15,900	184,930
Altech Corp.	17,380	246,689
Amiyaki Tei Co., Ltd.	1,700	54,425
Amuse, Inc.	9,300	232,941
Anest Iwata Corp.	26,500	232,450
AnGes, Inc. (b)(c)	52,800	327,817
Anicom Holdings, Inc. (b)	10,800	409,216
AOI TYO Holdings, Inc.	4,300	24,867
AOKI Holdings, Inc.	9,800	94,214
Aomori Bank, Ltd. (b)	7,600	184,946
Aoyama Trading Co., Ltd.	23,900	416,191
Arakawa Chemical Industries, Ltd.	11,100	150,670
Arata Corp. (b)	7,300	267,819
Arcland Sakamoto Co., Ltd.	15,300	177,385
Arcland Service Holdings Co., Ltd.	15,700	281,823
Arcs Co., Ltd.	27,700	578,990
Arealink Co., Ltd.	4,100	43,551
Argo Graphics, Inc.	16,400	394,693
Arisawa Manufacturing Co., Ltd. (b)	15,600	146,654
Aruhi Corp. (b)(c)	11,900	265,032
As One Corp. (b)	3,800	314,689
Asahi Holdings, Inc.	26,373	543,200

168

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
ASAHI YUKIZAI Corp.	11,000	$ 131,603
Asanuma Corp.	8,200	291,353
Asia Pile Holdings Corp.	6,600	31,450
ASKA Pharmaceutical Co., Ltd.	11,000	110,331
ASKUL Corp. (b)	11,800	318,706
Atom Corp. (b)	16,900	152,307
Autobacs Seven Co., Ltd.	47,900	783,597
Avex, Inc.	20,900	244,824
Awa Bank, Ltd.	51,800	1,168,046
Axial Retailing, Inc.	6,900	250,909
Bando Chemical Industries, Ltd.	32,700	249,316
Bank of Iwate, Ltd.	8,000	192,607
Bank of Nagoya, Ltd.	3,160	92,834
Bank of Okinawa, Ltd.	31,300	980,342
Bank of Saga, Ltd. (b)	12,400	168,775
Bank of the Ryukyus, Ltd.	53,120	546,560
BayCurrent Consulting, Inc.	9,000	395,975
Belc Co., Ltd. (b)	6,300	307,786
Bell System24 Holdings, Inc.	17,900	273,448
Belluna Co., Ltd.	27,800	176,459
Bengo4.com, Inc. (b)(c)	2,000	74,948
Bic Camera, Inc.	39,700	417,663
BML, Inc.	17,200	462,486
BrainPad, Inc. (b)(c)	1,300	73,495
Broadleaf Co., Ltd.	61,000	328,494
BRONCO BILLY Co., Ltd. (b)	8,200	176,026
Bunka Shutter Co., Ltd.	46,000	393,282
Can Do Co., Ltd. (b)	25,500	382,942
Carna Biosciences, Inc. (c)	4,400	76,743
Cawachi, Ltd.	14,600	281,530
Central Glass Co., Ltd.	35,469	743,348
Central Security Patrols Co., Ltd. (b)	6,500	330,789
Chiba Kogyo Bank, Ltd.	63,700	170,338
Chiyoda Co., Ltd.	21,800	341,095
Chiyoda Corp. (b)(c)	113,100	295,112
Chiyoda Integre Co., Ltd.	5,600	110,782
Chofu Seisakusho Co., Ltd. (b)	14,600	323,003
Chubu Shiryo Co., Ltd.	15,800	170,755
Chudenko Corp.	4,600	99,512
Chugoku Bank, Ltd. (b)	45,200	424,501
Chugoku Marine Paints, Ltd. (b)	36,900	301,482
CI Takiron Corp.	47,800	276,871
CKD Corp. (b)	48,800	579,775
CMK Corp.	37,400	199,674
cocokara fine, Inc.	16,600	893,935
COLOPL, Inc. (b)(c)	9,700	160,029
Comforia Residential REIT, Inc.	313	1,004,959
Computer Engineering & Consulting, Ltd.	11,200	209,129
Comture Corp.	14,400	271,012
CONEXIO Corp.	15,400	193,649
Cosel Co., Ltd.	24,500	232,362
Cosmo Energy Holdings Co., Ltd.	26,300	541,453
Create Restaurants Holdings, Inc.	17,500	284,987
Create SD Holdings Co., Ltd.	14,300	333,435
Security Description	Shares	Value
CTS Co., Ltd. (b)	38,000	$ 251,399
CYBERDYNE, Inc. (c)	12,300	75,684
Dai Nippon Toryo Co., Ltd.	15,800	154,674
Daibiru Corp.	26,300	269,145
Daido Metal Co., Ltd.	29,800	175,919
Daido Steel Co., Ltd. (b)	22,700	889,517
Daihen Corp.	9,600	290,021
Daiho Corp.	17,900	472,365
Daiichi Kigenso Kagaku-Kogyo Co., Ltd. (b)	23,900	175,587
Daiken Corp. (b)	9,900	171,756
Daiki Aluminium Industry Co., Ltd. (b)	41,700	272,791
Daikyonishikawa Corp.	21,100	154,821
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	258,117
Daio Paper Corp. (b)	17,700	224,699
Daiseki Co., Ltd.	25,900	661,190
Daishi Hokuetsu Financial Group, Inc.	33,300	837,468
Daito Pharmaceutical Co., Ltd.	8,600	240,315
Daiwabo Holdings Co., Ltd.	10,600	439,399
DCM Holdings Co., Ltd. (b)	82,993	813,996
DDS, Inc. (b)(c)	74,300	235,120
Denki Kogyo Co., Ltd.	8,700	245,524
Denyo Co., Ltd.	3,800	61,848
Descente, Ltd.	25,300	334,290
Dexerials Corp. (b)	34,600	256,118
Digital Arts, Inc.	8,300	548,341
Digital Garage, Inc.	19,800	629,313
Digital Hearts Holdings Co., Ltd.	6,200	53,065
Dip Corp. (b)	18,100	439,458
DKS Co., Ltd. (b)	8,400	221,824
DMG Mori Co., Ltd.	39,300	556,727
Doshisha Co., Ltd.	14,900	234,926
Doutor Nichires Holdings Co., Ltd.	52,772	1,045,918
Dowa Holdings Co., Ltd.	30,000	1,024,289
DTS Corp.	70,924	1,475,245
Duskin Co., Ltd. (b)	24,600	633,693
DyDo Group Holdings, Inc.	4,100	167,111
Dynam Japan Holdings Co., Ltd.	6,400	8,139
Earth Corp.	10,600	543,363
EDION Corp. (b)	79,700	769,161
eGuarantee, Inc.	26,600	366,481
E-Guardian, Inc. (b)(c)	11,000	167,430
Ehime Bank, Ltd. (b)	22,740	228,715
Eiken Chemical Co., Ltd.	21,100	318,818
Eizo Corp. (b)	11,500	401,157
Elecom Co., Ltd.	8,600	337,395
Endo Lighting Corp.	6,500	39,875
en-japan, Inc.	10,700	409,387
EPS Holdings, Inc.	21,800	258,393
eRex Co., Ltd.	28,400	334,782
ES-Con Japan, Ltd.	37,300	284,043
ESPEC Corp.	18,200	316,427

169

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
euglena Co., Ltd. (b)(c)	46,300	$ 386,851
Exedy Corp.	19,400	378,576
F@N Communications, Inc.	48,300	240,439
FCC Co., Ltd.	37,028	712,637
FDK Corp. (c)	24,800	185,641
Feed One Co., Ltd.	54,400	81,543
Ferrotec Holdings Corp.	37,400	291,033
FIDEA Holdings Co., Ltd.	184,300	197,814
Financial Products Group Co., Ltd. (b)	29,900	298,792
Fintech Global, Inc. (b)(c)	157,900	147,563
Fixstars Corp. (b)	19,800	263,634
F-Tech, Inc.	24,900	157,821
Fudo Tetra Corp.	9,040	101,295
Fuji Co., Ltd./Ehime	11,900	206,564
Fuji Corp. (b)	45,800	680,167
Fuji Oil Co., Ltd.	69,200	158,793
Fuji Pharma Co., Ltd.	7,000	85,302
Fuji Seal International, Inc.	10,100	255,035
Fuji Soft, Inc.	20,200	853,232
Fujibo Holdings, Inc.	7,200	200,527
Fujicco Co., Ltd.	10,000	180,338
Fujikura, Ltd. (b)	174,900	669,985
Fujimi, Inc.	11,200	262,810
Fujimori Kogyo Co., Ltd.	7,500	221,721
Fujita Kanko, Inc.	4,399	113,928
Fujitec Co., Ltd.	42,800	551,262
Fujitsu General, Ltd. (b)	32,100	534,332
Fujiya Co., Ltd. (b)	6,800	127,726
Fukuda Corp.	4,000	154,152
Fukui Bank, Ltd.	12,900	170,090
Fukuoka REIT Corp.	897	1,524,672
Fukushima Industries Corp.	8,400	243,664
Fukuyama Transporting Co., Ltd.	5,600	196,382
FULLCAST Holdings Co., Ltd.	15,500	313,944
Fumakilla, Ltd. (b)	19,900	193,338
Funai Electric Co., Ltd. (c)	46,100	254,227
Funai Soken Holdings, Inc.	23,300	529,923
Furukawa Co., Ltd.	17,838	239,821
Furukawa Electric Co., Ltd.	21,200	509,820
Furuno Electric Co., Ltd. (b)	21,800	189,811
Fuso Chemical Co., Ltd.	14,700	326,304
Futaba Corp.	15,400	188,519
Fuyo General Lease Co., Ltd.	9,600	575,600
Gakken Holdings Co., Ltd.	5,200	257,414
Genki Sushi Co., Ltd.	1,600	40,135
Genky DrugStores Co., Ltd. (b)	5,100	103,911
Geo Holdings Corp.	22,200	263,545
Giken, Ltd. (b)	8,900	281,638
Global One Real Estate Investment Corp. REIT	353	477,199
GLOBERIDE, Inc. (b)	6,800	175,482
Glory, Ltd.	31,800	891,548
GMO internet, Inc.	33,500	575,304
Goldcrest Co., Ltd. (b)	17,100	335,434
Gree, Inc.	51,200	233,083
Security Description	Shares	Value
GS Yuasa Corp.	43,800	$ 756,647
G-Tekt Corp.	17,400	269,996
Gunma Bank, Ltd.	77,100	249,688
Gunosy, Inc. (b)(c)	8,653	111,850
Gunze, Ltd.	9,200	383,919
Gurunavi, Inc. (b)	8,900	60,610
H2O Retailing Corp. (b)	7,200	78,679
Hachijuni Bank, Ltd. (b)	133,300	542,697
Hamakyorex Co., Ltd.	7,200	231,173
Hankyu Hanshin REIT, Inc.	501	747,733
Hanwa Co., Ltd.	25,300	691,522
Happinet Corp.	3,700	43,376
Hazama Ando Corp.	105,200	782,612
HEALIOS KK (b)(c)	18,600	221,324
Heiwa Real Estate Co., Ltd.	18,100	405,293
Heiwa Real Estate REIT, Inc.	436	561,162
Heiwado Co., Ltd.	21,800	409,071
Hibiya Engineering, Ltd. (b)	7,500	129,910
Hiday Hidaka Corp.	12,804	247,254
Hioki EE Corp.	8,200	276,558
Hirano Tecseed Co., Ltd.	15,300	182,482
Hirata Corp.	6,800	442,952
Hiroshima Bank, Ltd.	46,300	228,769
HIS Co., Ltd.	4,400	109,232
Hochiki Corp.	19,100	261,029
Hogy Medical Co., Ltd.	10,800	308,786
Hokkaido Electric Power Co., Inc. (b)	115,900	610,198
Hokkaido Gas Co., Ltd.	2,400	33,488
Hokkoku Bank, Ltd.	16,300	422,450
Hokuetsu Corp.	54,100	270,312
Hokuhoku Financial Group, Inc.	74,700	722,290
Hokuriku Electric Power Co. (c)	40,300	270,718
Hokuto Corp.	8,200	150,532
H-One Co., Ltd.	23,000	134,925
Hoosiers Holdings	44,400	261,285
Hoshino Resorts REIT, Inc.	184	1,014,703
Hosiden Corp. (b)	26,000	266,074
Hosokawa Micron Corp.	4,800	166,329
Howa Machinery, Ltd.	32,900	229,227
Hyakugo Bank, Ltd.	122,100	389,771
Hyakujushi Bank, Ltd.	18,300	375,906
IBJ Leasing Co., Ltd.	15,500	419,070
Ichibanya Co., Ltd.	5,600	263,225
Ichigo Hotel REIT Investment Corp.	255	304,844
Ichigo Office REIT Investment	606	630,812
Ichigo, Inc.	30,200	121,554
Ichikoh Industries, Ltd.	33,800	252,073
Idec Corp. (b)	16,500	299,389
Iino Kaiun Kaisha, Ltd.	103,280	328,738
Imasen Electric Industrial	26,600	216,098
Imuraya Group Co., Ltd.	8,600	163,923
Inaba Denki Sangyo Co., Ltd.	9,100	397,428
Inabata & Co., Ltd.	21,900	269,102
Infocom Corp. (b)	16,700	389,705

170

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Infomart Corp.	49,600	$ 772,856
Intage Holdings, Inc.	38,800	335,315
Internet Initiative Japan, Inc.	17,000	386,167
Invesco Office J-Reit, Inc.	4,488	892,409
Iriso Electronics Co., Ltd. (b)	10,300	493,676
Ishihara Sangyo Kaisha, Ltd.	19,000	171,233
Istyle, Inc. (b)(c)	41,800	288,529
Itfor, Inc. (b)	43,400	329,290
Itochu Enex Co., Ltd.	30,400	230,936
Itoki Corp.	31,100	128,630
Itokuro, Inc. (b)(c)	4,000	77,169
Iwatani Corp. (b)	47,400	1,600,833
Iyo Bank, Ltd.	35,000	182,975
J Trust Co., Ltd. (b)	60,400	221,872
Jaccs Co., Ltd.	15,000	316,447
Jafco Co., Ltd.	19,000	717,280
Jamco Corp. (b)	9,500	133,875
Janome Sewing Machine Co., Ltd.	1,400	5,207
Japan Asset Marketing Co., Ltd. (c)	41,900	33,342
Japan Aviation Electronics Industry, Ltd.	35,000	495,813
Japan Cash Machine Co., Ltd. (b)	3,200	27,122
Japan Communications, Inc. (b)(c)	143,300	265,186
Japan Display, Inc. (b)(c)	424,710	235,786
Japan Elevator Service Holdings Co., Ltd.	4,200	109,046
Japan Excellent, Inc. REIT	768	1,253,529
Japan Investment Adviser Co., Ltd.	7,100	120,945
Japan Lifeline Co., Ltd. (b)	33,500	536,868
Japan Material Co., Ltd.	50,100	616,544
Japan Petroleum Exploration Co., Ltd.	18,400	466,321
Japan Pulp & Paper Co., Ltd. (b)	7,900	275,212
Japan Rental Housing Investments, Inc. REIT	613	564,363
Japan Securities Finance Co., Ltd.	28,300	131,713
Japan Steel Works, Ltd. (b)	44,900	862,479
Japan Tissue Engineering Co., Ltd. (b)(c)	7,600	60,758
Japan Wool Textile Co., Ltd.	24,400	223,060
JCU Corp.	14,500	291,945
Jeol, Ltd. (b)	22,000	521,730
Jimoto Holdings, Inc.	173,800	159,206
JINS, Inc.	6,600	391,450
Joshin Denki Co., Ltd.	13,500	267,189
Joyful Honda Co., Ltd.	49,800	639,117
JSP Corp.	8,100	133,332
Juki Corp.	35,400	295,778
Juroku Bank, Ltd.	19,400	424,888
JVC Kenwood Corp.	85,200	251,481
Kadokawa Dwango (c)	28,800	402,654
Kaga Electronics Co., Ltd.	20,300	363,080
Kamakura Shinsho, Ltd.	5,300	72,579
Kameda Seika Co., Ltd.	8,400	369,577
Kamei Corp.	21,300	214,823
Security Description	Shares	Value
Kanamoto Co., Ltd.	20,100	$ 498,990
Kanematsu Corp.	118,299	1,328,846
Kanematsu Electronics, Ltd.	7,900	225,140
Kanto Denka Kogyo Co., Ltd. (b)	24,000	180,097
Kasai Kogyo Co., Ltd.	33,700	240,725
Katakura Industries Co., Ltd.	71,674	886,019
Katitas Co., Ltd. (b)	11,200	460,125
Kato Sangyo Co., Ltd.	17,800	551,746
Kato Works Co., Ltd. (b)	8,400	146,976
KAWADA TECHNOLOGIES, Inc. (b)	1,300	83,720
Kawai Musical Instruments Manufacturing Co., Ltd.	6,200	166,423
Kawasaki Kisen Kaisha, Ltd. (b)(c)	36,500	424,525
Keihin Corp.	16,000	234,652
Keiyo Bank, Ltd.	83,000	490,743
Keiyo Co., Ltd. (b)	33,800	153,871
Kenedix Residential Next Investment Corp. REIT	287	566,166
Kenedix Retail REIT Corp.	275	689,059
Kenedix, Inc.	114,400	576,896
Kenko Mayonnaise Co., Ltd. (b)	14,900	333,914
Key Coffee, Inc. (b)	6,100	123,609
KH Neochem Co., Ltd.	19,200	418,021
Kintetsu World Express, Inc.	17,300	242,992
Kisoji Co., Ltd. (b)	10,300	259,418
Kissei Pharmaceutical Co., Ltd.	25,000	601,665
Kitanotatsujin Corp.	50,800	329,031
Kito Corp.	18,200	260,854
Kitz Corp.	124,100	825,611
Kiyo Bank, Ltd.	96,360	1,497,002
KLab, Inc. (b)(c)	10,100	117,471
Koa Corp.	20,700	254,357
Kobe Steel, Ltd.	91,600	488,194
Kohnan Shoji Co., Ltd.	16,300	359,859
Kokuyo Co., Ltd.	5,800	80,929
Komatsu Matere Co., Ltd. (b)	29,700	214,076
KOMEDA Holdings Co., Ltd.	23,800	443,298
Komeri Co., Ltd.	10,300	207,954
Komori Corp. (b)	52,436	552,622
Konishi Co., Ltd.	16,600	226,248
Konoike Transport Co., Ltd.	16,100	237,608
Koshidaka Holdings Co., Ltd.	25,600	406,473
Kotobuki Spirits Co., Ltd.	20,300	1,331,733
Kourakuen Holdings Corp. (b)	8,000	173,509
Krosaki Harima Corp. (b)	3,300	172,519
Kumagai Gumi Co., Ltd.	18,200	517,835
Kumiai Chemical Industry Co., Ltd. (b)	54,700	471,207
Kura Corp. (b)	5,700	236,017
Kurabo Industries, Ltd.	29,970	625,051
Kureha Corp.	8,200	487,865
Kurimoto, Ltd.	17,300	240,911
KYB Corp. (c)	13,683	400,710
Kyoei Steel, Ltd.	19,200	359,395

171

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Kyokuto Kaihatsu Kogyo Co., Ltd. (b)	19,000	$ 228,018
Kyokuyo Co., Ltd.	2,200	56,550
KYORIN Holdings, Inc.	33,500	554,536
Kyoritsu Maintenance Co., Ltd. (b)	14,900	637,636
Kyosan Electric Manufacturing Co., Ltd.	11,700	39,839
Kyushu Financial Group, Inc. (b)	116,500	474,300
LAC Co., Ltd. (b)	6,900	84,339
Lacto Japan Co., Ltd. (b)	7,400	265,325
LaSalle Logiport REIT	374	535,695
LEC, Inc. (b)	17,900	161,982
Leopalace21 Corp. (b)(c)	141,700	333,026
Life Corp.	16,600	330,848
LIFULL Co., Ltd. (b)(c)	34,100	221,812
Link And Motivation, Inc. (b)	24,800	126,668
LIXIL VIVA Corp.	11,200	168,298
M&A Capital Partners Co., Ltd. (c)	4,200	251,825
Macnica Fuji Electronics Holdings, Inc.	33,500	430,238
Macromill, Inc.	10,800	88,538
Maeda Corp.	35,700	311,167
Maeda Kosen Co., Ltd.	15,300	216,033
Maeda Road Construction Co., Ltd.	30,500	663,197
Makino Milling Machine Co., Ltd.	21,900	952,394
Mandom Corp.	19,000	470,627
Mars Group Holdings Corp.	12,300	216,808
Marudai Food Co., Ltd.	63,231	1,338,046
Maruha Nichiro Corp.	37,720	950,722
Marusan Securities Co., Ltd. (b)	68,838	317,199
Maruwa Co., Ltd. (b)	3,600	230,840
Maruwa Unyu Kikan Co., Ltd. (b)	14,400	357,219
Matsui Construction Co., Ltd. (b)	36,900	247,195
Matsuya Co., Ltd.	31,100	239,707
Max Co., Ltd.	22,400	375,354
Maxell Holdings, Ltd. (b)	28,400	405,470
MCJ Co., Ltd.	44,600	280,620
MCUBS MidCity Investment Corp. REIT	899	987,382
MEC Co., Ltd. (b)	17,600	252,906
Media Do Holdings Co., Ltd.	2,300	80,870
Medical Data Vision Co., Ltd. (c)	17,900	182,851
Megachips Corp.	11,100	169,671
Megmilk Snow Brand Co., Ltd.	25,500	613,699
Meidensha Corp.	30,100	516,080
Meiko Electronics Co., Ltd.	14,767	203,452
Meiko Network Japan Co., Ltd. (b)	29,600	240,744
Meisei Industrial Co., Ltd. (b)	33,900	229,921
Meitec Corp.	15,700	768,476
Melco Holdings, Inc. (b)	4,000	99,783
Menicon Co., Ltd.	19,600	687,337
Mercuria Investment Co., Ltd. (b)	32,400	215,251
Metaps, Inc. (c)	2,500	23,433
Security Description	Shares	Value
Michinoku Bank, Ltd. (b)	5,720	$ 82,512
Mie Kotsu Group Holdings, Inc.	55,500	281,929
Milbon Co., Ltd.	16,600	817,136
Mimasu Semiconductor Industry Co., Ltd.	18,300	293,613
Miraca Holdings, Inc. (b)	32,300	735,809
Mirai Corp. REIT	668	396,195
Mirait Holdings Corp. (b)	48,260	727,417
Miroku Jyoho Service Co., Ltd.	15,800	430,982
Misawa Homes Co., Ltd.	35,300	360,921
Mitsubishi Estate Logistics REIT Investment Corp. (b)	118	376,137
Mitsubishi Kakoki Kaisha, Ltd.	16,500	283,664
Mitsubishi Logisnext Co., Ltd.	10,900	103,075
Mitsubishi Pencil Co., Ltd.	29,400	465,993
Mitsubishi Research Institute, Inc.	6,900	228,883
Mitsubishi Shokuhin Co., Ltd.	8,000	200,231
Mitsubishi Steel Manufacturing Co., Ltd. (b)	15,100	154,807
Mitsuboshi Belting, Ltd.	16,500	270,534
Mitsui E&S Holdings Co., Ltd. (c)	45,500	399,112
Mitsui Fudosan Logistics Park, Inc. REIT	65	270,946
Mitsui Matsushima Holdings Co., Ltd.	17,000	188,915
Mitsui Mining & Smelting Co., Ltd.	35,000	826,787
Mitsui Sugar Co., Ltd.	34,600	714,250
Mitsui-Soko Holdings Co., Ltd.	17,900	277,092
Mixi, Inc.	22,200	466,904
Miyaji Engineering Group, Inc.	2,600	39,069
Miyazaki Bank, Ltd. (b)	12,380	277,440
Mizuno Corp.	7,800	202,082
Mochida Pharmaceutical Co., Ltd.	18,200	695,498
Modec, Inc.	9,000	218,931
Monex Group, Inc. (b)	104,400	300,425
Money Forward, Inc. (b)(c)	6,600	218,626
Monogatari Corp	1,400	130,576
Mori Trust Hotel Reit, Inc.	192	254,579
Morinaga Milk Industry Co., Ltd.	19,400	739,560
Morita Holdings Corp.	24,000	375,961
MOS Food Services, Inc. (b)	11,800	270,120
Musashi Seimitsu Industry Co., Ltd. (b)	30,500	386,912
Musashino Bank, Ltd.	14,880	258,154
Nachi-Fujikoshi Corp.	14,900	667,277
Nagaileben Co., Ltd.	11,900	251,929
Nagano Keiki Co., Ltd. (b)	27,100	170,511
Nakanishi, Inc.	65,740	1,035,903
Nanto Bank, Ltd.	1,800	42,071
NEC Networks & System Integration Corp.	16,100	436,633
Neturen Co., Ltd. (b)	61,983	486,917
Nextage Co., Ltd.	38,400	410,737
NHK Spring Co., Ltd. (b)	42,000	320,222
Nichias Corp.	41,000	725,348
Nichiban Co., Ltd.	10,000	147,398

172

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Nichicon Corp. (b)	44,300	$ 403,342
Nichiha Corp.	19,100	521,351
NichiiGakkan Co., Ltd.	30,800	504,427
Nichi-iko Pharmaceutical Co., Ltd. (b)	75,400	838,592
Nichireki Co., Ltd.	11,000	112,366
Nihon Dempa Kogyo Co., Ltd. (b)(c)	63,100	255,728
Nihon Eslead Corp.	20,400	303,900
Nihon House Holdings Co., Ltd.	53,200	256,463
Nihon Nohyaku Co., Ltd.	41,300	187,250
Nihon Parkerizing Co., Ltd.	61,000	660,939
Nihon Plast Co., Ltd. (b)	29,800	189,981
Nihon Tokushu Toryo Co., Ltd.	15,800	164,177
Nihon Trim Co., Ltd.	1,500	63,706
Nikkiso Co., Ltd.	71,840	765,762
Nikkon Holdings Co., Ltd.	82,380	1,875,131
Nippon Carbide Industries Co., Inc.	18,300	205,563
Nippon Carbon Co., Ltd. (b)	14,671	517,880
Nippon Ceramic Co., Ltd.	10,400	262,129
Nippon Chemical Industrial Co., Ltd. (b)	8,100	175,528
Nippon Coke & Engineering Co., Ltd.	97,000	73,597
Nippon Densetsu Kogyo Co., Ltd.	26,400	545,710
Nippon Flour Mills Co., Ltd. (b)	31,300	489,158
Nippon Gas Co., Ltd.	13,400	377,543
Nippon Koei Co., Ltd.	9,800	285,635
Nippon Light Metal Holdings Co., Ltd.	392,200	704,018
Nippon Paper Industries Co., Ltd. (b)	19,400	315,749
Nippon Parking Development Co., Ltd.	48,500	76,290
Nippon Pillar Packing Co., Ltd.	17,000	189,702
NIPPON REIT Investment Corp.	473	1,976,031
Nippon Road Co., Ltd.	4,700	283,544
Nippon Sheet Glass Co., Ltd.	47,800	285,716
Nippon Signal Co., Ltd.	34,800	388,330
Nippon Soda Co., Ltd.	14,300	345,343
Nippon Steel & Sumikin Bussan Corp.	3,600	140,736
Nippon Suisan Kaisha, Ltd.	174,499	986,527
Nippon Thompson Co., Ltd.	59,200	246,495
Nippon Yakin Kogyo Co., Ltd. (b)	8,600	172,278
Nipro Corp.	10,400	116,726
Nishimatsu Construction Co., Ltd.	28,600	531,908
Nishimatsuya Chain Co., Ltd.	26,453	225,184
Nishi-Nippon Financial Holdings, Inc.	84,300	590,470
Nishio Rent All Co., Ltd.	16,600	426,078
Nissan Shatai Co., Ltd.	24,400	197,548
Nissei ASB Machine Co., Ltd. (b)	4,700	147,425
Nissei Plastic Industrial Co., Ltd.	26,800	248,224
Nissha Co., Ltd.	26,600	263,600
Nisshin Oillio Group, Ltd.	13,600	426,593
Security Description	Shares	Value
Nisshinbo Holdings, Inc.	80,100	$ 624,050
Nissin Corp.	10,800	155,592
Nissin Kogyo Co., Ltd.	16,100	225,393
Nitta Corp.	9,900	263,542
Nittetsu Mining Co., Ltd.	3,200	125,839
Nitto Boseki Co., Ltd. (b)	30,630	942,353
Nitto Kogyo Corp.	24,500	463,817
Nittoku Engineering Co., Ltd. (b)	9,400	243,882
Nohmi Bosai, Ltd.	19,600	374,136
Nojima Corp.	15,300	256,522
Nomura Co., Ltd.	47,600	598,991
Noritake Co., Ltd. (b)	6,900	253,782
Noritsu Koki Co., Ltd. (b)	9,800	153,971
Noritz Corp.	17,100	198,254
North Pacific Bank, Ltd.	165,400	350,466
NS United Kaiun Kaisha, Ltd.	1,900	39,450
NSD Co., Ltd.	22,300	640,680
NTN Corp. (b)	59,500	170,669
NuFlare Technology, Inc.	1,800	127,745
Obara Group, Inc.	8,900	300,578
Oenon Holdings, Inc.	103,800	371,692
Ogaki Kyoritsu Bank, Ltd.	9,500	210,173
Ohara, Inc. (b)	9,600	132,530
Ohsho Food Service Corp.	6,800	439,806
Oiles Corp. (b)	10,900	158,747
Oisix ra daichi, Inc. (b)(c)	16,000	208,448
Oita Bank, Ltd. (b)	15,380	412,410
Okabe Co., Ltd.	20,600	163,351
Okamoto Industries, Inc.	6,360	233,627
Okamura Corp.	63,100	614,798
Okasan Securities Group, Inc.	94,682	335,537
Oki Electric Industry Co., Ltd.	52,900	720,018
Okinawa Electric Power Co., Inc.	26,512	417,029
OKUMA Corp.	13,600	736,155
Okumura Corp.	16,800	448,466
Okuwa Co., Ltd.	19,500	218,862
Oncolys BioPharma, Inc. (c)	4,300	87,731
One REIT, Inc.	96	282,026
Onward Holdings Co., Ltd.	70,800	367,511
Open Door, Inc. (b)(c)	8,500	171,062
OPT Holding, Inc.	10,000	151,746
Optex Group Co., Ltd.	19,700	292,743
Optorun Co., Ltd.	11,300	319,944
Orient Corp. (b)	74,100	99,417
Osaka Organic Chemical Industry, Ltd.	23,200	229,907
Osaka Soda Co., Ltd.	11,200	286,956
OSAKA Titanium Technologies Co., Ltd.	8,500	138,344
Osaki Electric Co., Ltd.	16,000	97,562
OSG Corp.	11,000	227,379
OSJB Holdings Corp.	104,600	238,090
Outsourcing, Inc.	51,300	487,961
Oyo Corp.	21,200	210,284
Pacific Industrial Co., Ltd.	32,500	474,832
Pacific Metals Co., Ltd. (b)	7,399	153,423

173

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Pack Corp.	4,800	$ 162,110
PAL GROUP Holdings Co., Ltd.	5,700	176,155
Paramount Bed Holdings Co., Ltd.	5,600	203,377
Pasona Group, Inc.	15,800	227,040
PC Depot Corp.	59,200	268,954
Penta-Ocean Construction Co., Ltd.	175,500	971,076
Pepper Food Service Co., Ltd. (b)	7,400	107,294
PIA Corp.	5,100	220,611
Pilot Corp.	7,300	270,183
Piolax, Inc.	18,200	311,543
PKSHA Technology, Inc. (c)	5,200	225,177
Plenus Co., Ltd.	9,900	165,802
Poletowin Pitcrew Holdings, Inc. (b)	19,500	189,993
Premier Investment Corp. REIT	1,460	2,142,549
Press Kogyo Co., Ltd.	70,400	293,130
Pressance Corp. (b)	19,400	312,698
Prestige International, Inc.	60,200	477,924
Prima Meat Packers, Ltd.	16,700	332,068
Qol Holdings Co., Ltd.	11,000	146,056
Raito Kogyo Co., Ltd.	37,500	492,019
Raksul, Inc. (b)(c)	7,200	237,835
Rakus Co., Ltd. (b)	28,400	440,683
RaQualia Pharma, Inc. (b)(c)	20,300	264,468
Relia, Inc.	25,800	321,321
RENOVA, Inc. (c)	24,700	208,890
Resorttrust, Inc.	45,800	740,767
Rheon Automatic Machinery Co., Ltd. (b)	16,300	235,130
Ricoh Leasing Co., Ltd.	7,700	248,651
Riken Corp. (b)	7,000	242,239
Riken Keiki Co., Ltd.	14,300	274,687
Riken Technos Corp.	52,700	222,844
Riken Vitamin Co., Ltd.	5,400	173,130
Ringer Hut Co., Ltd. (b)	15,900	379,275
Riso Kagaku Corp.	9,200	140,203
Rock Field Co., Ltd.	10,600	141,628
Rokko Butter Co., Ltd.	10,600	168,894
Rorze Corp. (b)	14,400	342,429
Round One Corp.	47,500	709,808
Royal Holdings Co., Ltd.	14,800	373,988
RPA Holdings, Inc. (c)	5,100	80,080
RS Technologies Co., Ltd. (b)	4,900	159,139
Ryobi, Ltd.	16,400	274,206
Ryosan Co., Ltd.	10,000	253,898
S Foods, Inc.	12,000	331,103
Sac's Bar Holdings, Inc.	34,300	282,461
Sagami Holdings Corp. (b)	24,400	301,853
Saizeriya Co., Ltd.	16,600	426,539
Sakai Chemical Industry Co., Ltd.	26,953	629,215
Sakai Moving Service Co., Ltd. (b)	4,200	240,944
Sakata INX Corp.	25,200	260,919
Sakata Seed Corp.	18,000	614,573
Sakura Internet, Inc.	44,700	249,815
Security Description	Shares	Value
Sala Corp.	62,400	$ 347,581
SAMTY Co., Ltd.	17,700	308,552
San ju San Financial Group, Inc. (b)	14,900	221,277
San-A Co., Ltd.	10,200	449,715
San-Ai Oil Co., Ltd.	43,200	424,105
SanBio Co., Ltd. (b)(c)	14,600	606,560
Sanei Architecture Planning Co., Ltd.	18,900	258,645
Sangetsu Corp.	35,500	667,462
San-In Godo Bank, Ltd.	85,900	521,401
Sanken Electric Co., Ltd. (b)	15,100	297,459
Sanki Engineering Co., Ltd.	27,100	320,962
Sankyo Tateyama, Inc.	30,000	346,981
Sanoh Industrial Co., Ltd. (b)	43,800	248,433
Sanrio Co., Ltd. (b)	31,500	606,537
Sanyo Chemical Industries, Ltd.	5,400	232,339
Sanyo Denki Co., Ltd.	5,000	218,367
Sanyo Electric Railway Co., Ltd. (b)	7,800	158,706
Sanyo Shokai, Ltd.	3,000	40,333
Sanyo Special Steel Co., Ltd. (b)	20,287	270,118
Sanyo Trading Co., Ltd.	15,200	299,288
Sapporo Holdings, Ltd.	44,900	1,119,228
Sato Holdings Corp.	29,740	802,973
SEC Carbon, Ltd. (b)	1,500	113,393
Seed Co., Ltd.	6,300	52,347
Seika Corp.	4,400	53,944
Seikagaku Corp.	23,800	249,066
Seiko Holdings Corp. (b)	11,800	260,512
Seiren Co., Ltd.	45,280	520,359
Sekisui Jushi Corp.	16,500	324,427
Sekisui Plastics Co., Ltd. (b)	24,400	169,101
Senko Group Holdings Co., Ltd.	49,800	387,525
Senshu Ikeda Holdings, Inc.	147,660	255,493
Septeni Holdings Co., Ltd.	16,400	47,952
Seria Co., Ltd.	14,800	359,199
Shibuya Corp.	10,900	291,272
SHIFT, Inc. (c)	2,300	113,643
Shiga Bank, Ltd. (b)	30,500	692,829
Shikoku Bank, Ltd.	24,000	217,627
Shikoku Chemicals Corp.	25,400	265,810
Shima Seiki Manufacturing, Ltd. (b)	22,645	519,007
Shimachu Co., Ltd.	46,960	1,146,680
Shinagawa Refractories Co., Ltd.	6,400	156,158
Shindengen Electric Manufacturing Co., Ltd.	4,100	132,019
Shin-Etsu Polymer Co., Ltd.	24,000	166,551
Shinkawa, Ltd. (b)(c)	9,200	34,731
Shinko Electric Industries Co., Ltd. (b)	29,700	252,824
Shinko Plantech Co., Ltd.	32,500	331,390
Shinmaywa Industries, Ltd. (b)	26,000	303,604
Shinoken Group Co., Ltd. (b)	25,000	221,837
Shinsho Corp.	4,000	87,569
Shizuoka Gas Co., Ltd.	29,600	250,878

174

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
SHO-BOND Holdings Co., Ltd.	31,200	$ 1,094,129
Shochiku Co., Ltd. (b)	13,060	1,691,788
Shoei Co., Ltd. (b)	5,600	234,726
Shoei Foods Corp. (b)	7,200	217,849
Showa Corp.	25,700	370,251
Showa Sangyo Co., Ltd.	7,600	215,535
Siix Corp. (b)	22,900	310,842
Sinfonia Technology Co., Ltd.	46,280	512,581
Sinko Industries, Ltd.	15,900	256,430
Sintokogio, Ltd.	36,200	325,239
SKY Perfect JSAT Holdings, Inc.	61,000	246,653
SMK Corp.	504	12,540
SMS Co., Ltd.	47,600	1,157,463
Sodick Co., Ltd. (b)	27,300	195,009
Sogo Medical Holdings Co., Ltd.	7,800	127,745
Solasto Corp. (b)	25,900	291,173
Sosei Group Corp. (b)(c)	40,500	907,994
Sourcenext Corp.	24,000	105,260
Space Value Holdings Co., Ltd.	28,400	130,865
S-Pool, Inc.	14,500	89,757
ST Corp.	15,500	226,889
St Marc Holdings Co., Ltd.	3,000	66,037
Star Asia Investment Corp. REIT (b)	229	247,064
Star Micronics Co., Ltd. (b)	21,400	303,154
Starts Corp., Inc.	16,900	412,512
Starts Proceed Investment Corp. REIT	168	320,067
Starzen Co., Ltd. (b)	4,800	190,756
Stella Chemifa Corp. (b)	7,200	175,212
Studio Alice Co., Ltd.	14,200	263,569
Sumida Corp.	20,300	187,833
Sumitomo Bakelite Co., Ltd.	6,100	238,186
Sumitomo Densetsu Co., Ltd.	17,300	352,323
Sumitomo Mitsui Construction Co., Ltd.	82,560	433,139
Sumitomo Osaka Cement Co., Ltd. (b)	21,679	927,739
Sumitomo Seika Chemicals Co., Ltd.	2,400	70,840
Sumitomo Warehouse Co., Ltd.	45,500	598,247
Sun Frontier Fudousan Co., Ltd.	5,800	69,176
Sun-Wa Technos Corp.	22,200	177,271
Suruga Bank, Ltd. (b)(c)	141,300	590,956
Sushiro Global Holdings, Ltd.	11,000	739,949
SWCC Showa Holdings Co., Ltd.	4,500	36,142
Systena Corp.	46,600	692,478
Syuppin Co., Ltd. (b)	22,200	220,408
T Hasegawa Co., Ltd. (b)	16,300	300,888
T RAD Co., Ltd.	11,200	182,495
Tachi-S Co., Ltd.	21,700	262,629
Tadano, Ltd. (b)	70,400	670,290
Taihei Dengyo Kaisha, Ltd.	12,500	275,966
Taiho Kogyo Co., Ltd.	24,500	174,555
Taikisha, Ltd.	16,300	490,923
Taiko Pharmaceutical Co., Ltd. (b)	14,800	337,699
Security Description	Shares	Value
Taiyo Holdings Co., Ltd.	4,600	$ 154,717
Takamatsu Construction Group Co., Ltd.	7,900	181,208
Takaoka Toko Co., Ltd.	1,900	19,883
Takara Holdings, Inc.	68,200	674,585
Takara Standard Co., Ltd.	30,800	507,562
Takasago International Corp.	25,400	614,582
Takasago Thermal Engineering Co., Ltd.	35,500	586,657
Takeei Corp. (b)	36,900	362,257
Takeuchi Manufacturing Co., Ltd.	23,300	361,546
Takuma Co., Ltd.	40,900	463,590
Tamron Co., Ltd.	5,400	115,820
Tamura Corp.	51,800	276,554
Tanseisha Co., Ltd.	24,800	277,430
Tatsuta Electric Wire and Cable Co., Ltd.	51,100	218,443
Tayca Corp. (b)	11,500	208,027
TechMatrix Corp.	15,400	331,298
Teikoku Electric Manufacturing Co., Ltd.	3,600	39,206
Teikoku Sen-I Co., Ltd. (b)	16,400	272,537
TKC Corp.	7,700	333,435
TKP Corp. (b)(c)	1,700	83,053
Toa Corp. (g)	20,700	234,054
Toa Corp. (g)	8,000	96,526
TOA ROAD Corp.	7,900	249,993
Toagosei Co., Ltd.	140,700	1,583,078
Tobishima Corp. (b)	10,710	114,854
TOC Co., Ltd.	77,960	595,114
Tocalo Co., Ltd. (b)	33,900	280,422
Toei Animation Co., Ltd.	8,700	394,851
Toho Bank, Ltd.	90,000	211,520
Toho Titanium Co., Ltd. (b)	24,900	190,307
Toho Zinc Co., Ltd.	6,800	125,776
TOKAI Holdings Corp.	63,700	595,889
Tokai Rika Co., Ltd.	20,700	349,740
Tokai Tokyo Financial Holdings, Inc. (b)	125,900	347,150
Tokushu Tokai Paper Co., Ltd. (b)	5,100	178,140
Tokuyama Corp.	17,800	407,963
Tokyo Dome Corp. (b)	46,900	451,316
Tokyo Energy & Systems, Inc. (b)	27,800	226,104
Tokyo Kiraboshi Financial Group, Inc.	6,300	81,610
Tokyo Ohka Kogyo Co., Ltd.	20,100	745,788
Tokyo Rope Manufacturing Co., Ltd.	21,400	199,991
Tokyo Seimitsu Co., Ltd.	24,400	716,817
Tokyo Steel Manufacturing Co., Ltd.	57,500	440,527
Tokyotokeiba Co., Ltd.	8,900	270,932
Tokyu Construction Co., Ltd.	43,000	328,642
Tokyu REIT, Inc.	610	1,161,018
Tomoe Engineering Co., Ltd.	2,800	61,195
TOMONY Holdings, Inc.	97,480	315,688
Tomy Co., Ltd.	58,800	671,922

175

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Tonami Holdings Co., Ltd. (b)	4,200	$ 178,959
Topcon Corp.	59,100	783,625
Toppan Forms Co., Ltd.	27,900	263,833
Topre Corp.	26,200	413,091
Topy Industries, Ltd.	23,698	421,444
Torex Semiconductor, Ltd.	20,500	232,931
Toridoll Holdings Corp.	10,200	229,529
Torii Pharmaceutical Co., Ltd.	5,600	149,489
Torikizoku Co., Ltd. (b)	14,400	323,109
Tosei Reit Investment Corp.	222	283,059
Toshiba Machine Co., Ltd.	10,200	211,031
Toshiba TEC Corp.	10,800	318,779
Tosho Co., Ltd. (b)	9,000	198,196
Totetsu Kogyo Co., Ltd. (b)	16,300	481,874
Towa Bank, Ltd.	29,600	216,642
Towa Pharmaceutical Co., Ltd.	8,400	194,620
Toyo Construction Co., Ltd.	42,400	183,213
Toyo Corp. (b)	5,668	56,274
Toyo Denki Seizo KK	19,200	262,396
Toyo Ink SC Holdings Co., Ltd.	23,300	528,198
Toyo Kanetsu KK	7,500	133,727
Toyo Machinery & Metal Co., Ltd.	42,100	222,040
Toyo Securities Co., Ltd. (b)	122,500	208,559
Toyo Tanso Co., Ltd.	8,300	178,403
Toyo Tire Corp.	48,100	607,954
Toyobo Co., Ltd.	42,778	560,874
TPR Co., Ltd.	18,300	291,412
Trancom Co., Ltd.	3,800	219,755
Transcosmos, Inc.	16,000	385,658
Tri Chemical Laboratories, Inc. (b)	6,700	411,020
Trusco Nakayama Corp.	23,700	553,055
Trust Tech, Inc.	12,800	153,257
TS Tech Co., Ltd.	6,100	185,131
TSI Holdings Co., Ltd.	74,700	414,021
Tsubaki Nakashima Co., Ltd.	28,600	427,908
Tsubakimoto Chain Co.	19,700	629,780
Tsugami Corp. (b)	42,000	355,586
Tsukishima Kikai Co., Ltd. (b)	28,900	370,626
Tsukuba Bank, Ltd.	112,900	191,170
Tsukui Corp.	30,900	122,085
Tsurumi Manufacturing Co., Ltd.	10,900	202,720
UACJ Corp.	2,400	40,283
Uchida Yoko Co., Ltd.	6,800	246,014
UKC Holdings Corp.	10,800	174,978
Union Tool Co.	7,200	209,521
Unipres Corp.	19,400	303,902
United Arrows, Ltd.	15,700	459,052
United Super Markets Holdings, Inc. (b)	35,100	312,433
UNITED, Inc. (b)	5,300	58,210
Unitika, Ltd. (c)	6,400	18,831
Unizo Holdings Co., Ltd.	21,700	966,787
Ushio, Inc.	63,500	896,609
UT Group Co., Ltd.	15,400	329,018
UUUM, Inc. (b)(c)	2,700	131,659
Security Description	Shares	Value
Uzabase, Inc. (b)(c)	9,600	$ 186,537
V Technology Co., Ltd. (b)	3,872	188,092
Valor Holdings Co., Ltd.	34,600	582,669
Valqua, Ltd. (b)	10,476	210,635
ValueCommerce Co., Ltd. (b)	14,100	222,704
Vector, Inc. (c)	19,400	161,554
VIA Holdings, Inc. (c)	42,600	248,722
Vision, Inc. (c)	17,100	247,145
Vital KSK Holdings, Inc. (b)	29,700	287,725
VT Holdings Co., Ltd.	85,900	352,899
Wacom Co., Ltd.	78,600	255,273
Wakachiku Construction Co., Ltd.	3,800	52,741
Wakita & Co., Ltd.	10,900	107,109
Warabeya Nichiyo Holdings Co., Ltd.	14,500	264,307
Watahan & Co., Ltd.	9,800	179,089
WATAMI Co., Ltd.	17,800	223,169
WDB Holdings Co., Ltd. (b)	7,500	200,486
World Co., Ltd.	7,400	169,534
World Holdings Co., Ltd.	9,000	130,576
Yahagi Construction Co., Ltd. (b)	28,200	180,563
YAKUODO Holdings Co., Ltd. (b)	7,700	192,794
YAMABIKO Corp.	24,000	252,491
YAMADA Consulting Group Co., Ltd.	11,200	174,930
Yamagata Bank, Ltd. (b)	15,600	210,598
Yamaguchi Financial Group, Inc.	67,800	465,488
Yamaichi Electronics Co., Ltd.	17,800	200,935
YA-MAN, Ltd. (b)	15,700	102,415
Yamanashi Chuo Bank, Ltd.	23,900	227,335
Yamashin-Filter Corp. (b)	32,900	253,885
Yamato Kogyo Co., Ltd.	24,500	607,541
Yamazen Corp.	52,500	456,627
Yellow Hat, Ltd.	20,600	303,449
Yodogawa Steel Works, Ltd. (b)	33,100	616,825
Yokogawa Bridge Holdings Corp.	19,900	298,477
Yokohama Reito Co., Ltd. (b)	28,300	271,020
Yokowo Co., Ltd. (b)	22,000	600,916
Yondoshi Holdings, Inc. (b)	16,200	393,627
Yonex Co., Ltd. (b)	27,500	136,387
Yorozu Corp.	16,200	195,015
Yoshinoya Holdings Co., Ltd. (b)	33,600	760,139
Yuasa Trading Co., Ltd.	10,300	293,537
Yume No Machi Souzou Iinkai Co., Ltd. (b)	15,172	225,457
Yumeshin Holdings Co., Ltd. (b)	47,900	388,696
Yurtec Corp.	33,100	200,912
Yushin Precision Equipment Co., Ltd.	16,900	147,303
Zenrin Co., Ltd.	47,965	811,732
ZERIA Pharmaceutical Co., Ltd. (b)	23,900	419,729
ZIGExN Co., Ltd.	38,000	201,120
Zojirushi Corp. (b)	25,300	334,056
		298,858,490

176

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
LIECHTENSTEIN — 0.0% (f)
VP Bank AG	1,858	$ 291,794
LUXEMBOURG — 0.2%
APERAM SA	12,436	302,880
Corp. America Airports SA (c)	29,804	135,012
Orion Engineered Carbons SA	20,900	349,239
Solutions 30 SE (b)(c)	82,382	925,072
		1,712,203
MALTA — 0.1%
Catena Media PLC (b)(c)	28,762	135,500
Kambi Group PLC (b)(c)	12,875	214,886
Kindred Group PLC	98,530	576,219
		926,605
MOROCCO — 0.0% (f)
Vivo Energy PLC (d)	247,023	380,508
NETHERLANDS — 1.4%
Accell Group NV	14,118	341,690
AMG Advanced Metallurgical Group NV (b)	14,195	342,006
Arcadis NV (b)	35,337	660,308
Basic-Fit NV (c)(d)	9,241	289,643
Brack Capital Properties NV (c)	1,075	123,674
Brunel International NV (b)	19,244	219,449
Constellium NV (c)	76,726	975,187
Corbion NV	43,889	1,274,665
Eurocommercial Properties NV REIT	22,455	625,720
Flow Traders (d)	21,376	559,765
ForFarmers NV	10,884	68,703
Fugro NV (b)(c)	53,750	362,254
Heijmans NV (b)(c)	25,567	214,066
Intertrust NV (d)	43,711	854,908
Kendrion NV	13,766	276,442
Koninklijke BAM Groep NV (b)	141,726	354,136
Koninklijke Volkerwessels NV	17,568	311,039
NSI NV REIT	12,576	543,615
Pharming Group NV (b)(c)	423,275	570,588
PostNL NV (b)	303,317	673,918
ProQR Therapeutics NV (c)	12,000	69,120
Shop Apotheke Europe NV (c)(d)	5,275	205,016
TomTom NV	20,075	225,423
Vastned Retail NV REIT	13,935	416,259
Wereldhave NV REIT (b)	24,846	552,577
		11,110,171
NEW ZEALAND — 1.1%
Air New Zealand, Ltd.	55,744	97,872
Argosy Property, Ltd.	395,769	363,565
Arvida Group, Ltd.	47,807	44,366
Chorus, Ltd.	178,735	565,983
Goodman Property Trust REIT	413,773	574,696
Infratil, Ltd.	388,733	1,199,275
Kiwi Property Group, Ltd.	636,392	666,413
Metlifecare, Ltd.	73,904	206,683
New Zealand Refining Co., Ltd.	113,323	148,514
Security Description	Shares	Value
Precinct Properties New Zealand, Ltd.	526,912	$ 616,196
Pushpay Holdings, Ltd. (b)(c)	99,630	209,285
Restaurant Brands New Zealand, Ltd. (c)	28,690	203,288
SKY Network Television, Ltd.	108,793	76,405
SKYCITY Entertainment Group, Ltd.	385,064	968,232
Summerset Group Holdings, Ltd.	149,218	619,415
Synlait Milk, Ltd. (c)	34,885	199,059
Tourism Holdings, Ltd.	72,535	192,393
Vital Healthcare Property Trust REIT	265,742	453,243
Volpara Health Technologies, Ltd. (c)	71,241	78,799
Z Energy, Ltd.	224,636	788,805
		8,272,487
NORWAY — 1.4%
Aker Solutions ASA (c)	64,089	173,378
Atea ASA	44,977	579,170
Avance Gas Holding, Ltd. (c)(d)	15,483	62,369
Axactor SE (c)	79,242	150,008
B2Holding ASA (b)	171,212	117,490
Borregaard ASA	60,379	644,596
BW Offshore, Ltd. (c)	54,130	374,134
DNO ASA	199,930	288,696
Elkem ASA (d)	88,536	215,738
Europris ASA (d)	55,468	153,597
Frontline, Ltd. (c)	51,025	464,709
Golden Ocean Group, Ltd. (b)	38,884	226,305
Grieg Seafood ASA	31,211	381,981
Hexagon Composites ASA (b)(c)	26,697	86,973
Kitron ASA	234,101	238,585
Kvaerner ASA	120,797	154,886
NEL ASA (c)	646,693	592,532
Nordic Nanovector ASA (b)(c)	32,428	104,358
Nordic Semiconductor ASA (b)(c)	91,183	511,816
Norway Royal Salmon ASA	9,975	214,959
Norwegian Air Shuttle ASA (c)	7,389	29,276
Norwegian Finans Holding ASA (c)	60,220	508,685
Ocean Yield ASA (b)	23,688	133,484
Odfjell Drilling, Ltd. (b)(c)	63,657	200,094
Opera, Ltd. ADR (b)(c)	5,800	58,290
Petroleum Geo-Services ASA (c)	67,123	91,458
Protector Forsikring ASA (b)(c)	62,662	310,346
Sbanken ASA (d)	41,151	297,561
Scatec Solar ASA (d)	82,483	1,061,228
Ship Finance International, Ltd.	37,320	523,973
SpareBank 1 Nord Norge	43,102	322,104
SpareBank 1 SMN	44,711	484,708
Stolt-Nielsen, Ltd.	13,805	158,927
Veidekke ASA	86,191	968,539
Wallenius Wilhelmsen ASA (b)	69,251	160,972
XXL ASA (c)(d)	37,118	92,571
		11,138,496

177

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
PERU — 0.1%
Hochschild Mining PLC	224,302	$ 566,635
PORTUGAL — 0.2%
Altri SGPS SA	142,174	944,713
Mota-Engil SGPS SA	43,535	85,954
REN - Redes Energeticas Nacionais SGPS SA	321,996	898,662
		1,929,329
SINGAPORE — 1.7%
Accordia Golf Trust	442,800	171,305
AIMS AMP Capital Industrial REIT (b)	280,704	292,294
Ascendas Hospitality Trust	564,700	445,096
Ascendas India Trust	192,500	217,152
Ascott Residence Trust REIT	587,225	560,516
Best World International, Ltd. (b)(e)	280,300	273,226
BW LPG, Ltd. (d)	22,909	134,263
Cache Logistics Trust REIT	44,748	23,945
CapitaLand Retail China Trust REIT	411,834	455,641
CDL Hospitality Trusts	484,680	574,789
China Aviation Oil Singapore Corp., Ltd.	244,700	205,259
Chip Eng Seng Corp., Ltd.	449,400	203,106
CITIC Envirotech, Ltd.	662,200	153,232
ESR-REIT	2,804,808	1,074,950
Ezion Holdings, Ltd. (a)(c)	4,945,500	115,332
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
First Real Estate Investment Trust	636,200	464,648
First Resources, Ltd.	232,000	268,421
Frasers Commercial Trust REIT	364,399	424,241
Frasers Logistics & Industrial Trust REIT	681,049	610,674
Hyflux, Ltd. (a)(c)	33,300	—
IGG, Inc. (b)	488,000	303,778
Keppel DC REIT (b)	336,966	465,402
Keppel Infrastructure Trust	1,577,092	604,425
Manulife US Real Estate Investment Trust	771,346	686,498
Midas Holdings, Ltd. (a)(b)(c)	1,078,700	—
OUE Commercial Real Estate Investment Trust	1,260,818	492,329
Parkway Life Real Estate Investment Trust	275,300	623,103
Raffles Medical Group, Ltd. (b)	543,268	388,918
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	214,849	70,689
Sembcorp Marine, Ltd. (c)	208,300	177,738
Sheng Siong Group, Ltd.	309,700	248,584
Singapore Post, Ltd.	753,000	530,895
Soilbuild Business Space REIT (b)	369,351	142,890
Starhill Global REIT	818,800	441,106
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Security Description	Shares	Value
Technics Oil & Gas, Ltd. (a)(c)	1,254	$ —
UMS Holdings, Ltd. (b)	455,474	199,264
Wing Tai Holdings, Ltd.	617,999	916,117
XP Power, Ltd.	3,653	108,488
		13,068,314
SOUTH KOREA — 10.0%
AbClon, Inc. (c)	5,030	153,278
ABLBio, Inc. (c)	12,255	173,147
Able C&C Co., Ltd. (c)	8,093	75,439
Ace Technologies Corp. (c)	11,424	77,647
Advanced Process Systems Corp.	8,310	201,124
Aekyung Industrial Co., Ltd. (b)	4,320	108,348
AfreecaTV Co., Ltd.	5,690	305,395
Ahnlab, Inc.	2,944	164,656
Air Busan Co., Ltd.	14,546	75,883
AJ Rent A Car Co., Ltd. (c)	2,880	30,097
AK Holdings, Inc.	2,103	55,294
Alteogen, Inc. (b)(c)	8,163	233,736
Amicogen, Inc. (c)	14,233	267,133
Amotech Co., Ltd. (c)	10,321	180,336
Anam Electronics Co., Ltd. (c)	90,956	177,935
Ananti, Inc. (b)(c)	21,431	245,458
Anterogen Co., Ltd. (c)	3,139	101,427
Aprogen KIC, Inc. (c)	45,815	69,710
Asiana Airlines, Inc. (c)	48,389	207,933
ATGen Co., Ltd. (c)	19,189	166,038
BGF Co., Ltd.	32,803	164,543
BH Co., Ltd. (c)	17,660	281,993
Binex Co., Ltd. (c)	16,730	117,767
Binggrae Co., Ltd.	1,523	74,231
Biosolution Co., Ltd. (c)	3,513	92,513
BNK Financial Group, Inc.	99,191	596,232
Boryung Pharmaceutical Co., Ltd.	20,113	202,618
Bukwang Pharmaceutical Co., Ltd.	18,379	212,807
Byucksan Corp.	6,527	11,241
Cafe24 Corp. (c)	2,000	107,010
CammSys Corp. (c)	143,865	342,779
Caregen Co., Ltd. (c)(e)	3,538	226,273
Cell Biotech Co., Ltd.	3,596	50,957
Cellivery Therapeutics, Inc. (c)	2,457	85,656
Celltrion Pharm, Inc. (c)	5,088	149,090
Cellumed Co., Ltd. (c)	4,876	20,341
Chabiotech Co., Ltd. (c)	29,341	332,375
Chong Kun Dang Pharmaceutical Corp.	4,252	296,465
Chongkundang Holdings Corp.	2,149	162,772
CJ CGV Co., Ltd.	553	15,441
CJ Corp.	2,167	148,555
CJ Freshway Corp.	1,799	41,736
CMG Pharmaceutical Co., Ltd. (c)	58,299	133,545
CNK International Co., Ltd. (a)(c)	16,071	—
Com2uSCorp	7,552	589,058
Coreana Cosmetics Co., Ltd. (c)	48,519	150,285
Cosmax, Inc.	5,789	354,266
Cosmecca Korea Co., Ltd.	872	10,607

178

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
CosmoAM&T Co., Ltd. (c)	1,241	$ 8,518
CROWNHAITAI Holdings Co., Ltd.	1,960	18,270
CrystalGenomics, Inc. (b)(c)	19,110	206,893
CS Wind Corp.	9,349	248,546
Cuckoo Homesys Co., Ltd.	6,965	245,142
CUROCOM Co., Ltd. (c)	50,214	42,819
Dae Han Flour Mills Co., Ltd.	517	71,100
Dae Hwa Pharmaceutical Co., Ltd.	2,517	26,619
Daea TI Co., Ltd. (b)	33,210	179,078
Daeduck Electronics Co.	48,186	437,084
Daejoo Electronic Materials Co., Ltd. (c)	4,666	64,169
Daesang Corp.	18,319	340,758
Daewon Pharmaceutical Co., Ltd.	11,619	148,133
Daewoo Engineering & Construction Co., Ltd. (c)	122,739	495,615
Daewoong Co., Ltd. (b)	26,815	330,662
Daewoong Pharmaceutical Co., Ltd.	1,056	131,542
Daishin Securities Co., Ltd. Preference Shares	67,650	529,934
Daou Technology, Inc.	20,529	341,535
Dasan Networks, Inc. (c)	10,108	77,998
Dawonsys Co., Ltd.	17,706	225,738
DB HiTek Co., Ltd.	27,685	370,321
Dentium Co., Ltd.	6,404	352,283
DGB Financial Group, Inc.	110,763	689,867
Digital Power Communications Co., Ltd.	14,888	64,100
DIO Corp. (c)	840	28,055
DMS Co., Ltd.	47,108	207,942
Dong-A Socio Holdings Co., Ltd.	4,690	342,688
Dong-A ST Co., Ltd.	4,945	347,678
Dongjin Semichem Co., Ltd.	11,758	164,159
Dongkoo Bio & Pharma Co., Ltd. (c)	1,040	12,520
DongKook Pharmaceutical Co., Ltd.	3,530	185,036
Dongkuk Steel Mill Co., Ltd. (c)	22,048	119,811
Dongsuh Cos., Inc.	6,075	91,418
Dongsung Finetec Co., Ltd. (c)	9,230	81,794
Dongsung Pharmaceutical Co., Ltd. (b)(c)	9,815	135,801
Dongwha Pharm Co., Ltd.	33,467	221,313
Dongwon F&B Co., Ltd.	446	85,945
Dongwon Industries Co., Ltd.	194	34,789
Doosan Corp.	5,012	444,152
Doosan Heavy Industries & Construction Co., Ltd. (c)	76,788	436,533
Doosan Infracore Co., Ltd. (c)	63,715	335,580
DoubleUGames Co., Ltd.	7,106	327,928
Douzone Bizon Co., Ltd.	17,400	951,352
Easy Bio, Inc.	38,777	189,322
Ecopro BM Co., Ltd. (c)	1,737	71,737
Ecopro Co., Ltd. (b)(c)	11,877	188,161
EM-Tech Co., Ltd.	18,184	147,308
Security Description	Shares	Value
ENF Technology Co., Ltd.	23,396	$ 370,651
Enzychem Lifesciences Corp. (c)	1,035	41,447
Eo Technics Co., Ltd.	2,309	165,239
Esmo Corp. (b)(c)	34,136	76,768
Eugene Corp.	42,361	172,114
Eugene Investment & Securities Co., Ltd.	122,769	220,156
Eugene Technology Co., Ltd.	4,095	47,244
Eutilex Co., Ltd. (c)	1,665	70,990
F&F Co., Ltd. (b)	4,271	345,993
Feelux Co., Ltd. (c)	3	9
Finetex EnE, Inc. (a)(c)	52,969	—
Foosung Co., Ltd. (b)(c)	41,677	295,465
GemVax & Kael Co., Ltd. (c)	16,655	163,605
Genexine Co., Ltd. (c)	8,714	370,080
Genomictree, Inc. (c)	6,248	76,784
Golfzon Newdin Holdings Co., Ltd.	2,734	8,434
Grand Korea Leisure Co., Ltd.	16,063	277,307
Green Cross Cell Corp.	3,442	108,484
Green Cross Corp.	4,379	415,514
Green Cross Holdings Corp.	15,945	277,936
Green Cross LabCell Corp.	5,168	138,257
GS Home Shopping, Inc.	2,754	357,100
G-SMATT GLOBAL Co., Ltd. (c)	50,046	20,878
G-treeBNT Co., Ltd. (c)	15,147	249,464
HAESUNG DS Co., Ltd.	18,087	206,402
Halla Holdings Corp.	2,931	105,121
Hana Tour Service, Inc.	5,054	186,755
Hanall Biopharma Co., Ltd. (c)	17,242	376,221
Handsome Co., Ltd.	12,636	308,466
Hanil Cement Co., Ltd.	16	1,331
Hanil Holdings Co., Ltd.	3,446	143,469
Hanjin Kal Corp.	25,267	572,450
Hanjin Shipping Co., Ltd. (a)(c)	1,732	—
Hanjin Transportation Co., Ltd.	4,327	112,683
Hankook Tire Worldwide Co., Ltd.	15,267	182,517
Hanmi Semiconductor Co., Ltd.	15,259	84,322
Hansae Co., Ltd.	11,640	187,813
Hansol Chemical Co., Ltd.	9,242	615,026
Hansol Holdings Co., Ltd. (c)	52,435	181,921
Hansol Paper Co., Ltd.	27,611	355,482
Hanssem Co., Ltd.	7,940	398,278
Hanwha Aerospace Co., Ltd. (c)	24,521	864,072
Hanwha Corp.	10,407	219,685
Hanwha General Insurance Co., Ltd.	45,473	114,429
Hanwha Investment & Securities Co., Ltd. (c)	90,973	160,476
Hanwha Life Insurance Co., Ltd.	70,560	140,394
Harim Holdings Co., Ltd.	49,784	392,062
HDC Holdings Co., Ltd.	15,925	171,745
HDC Hyundai Development Co-Engineering & Construction	10,458	287,209
HDC Hyundai Engineering Plastics Co., Ltd.	5,411	21,171
Hite Jinro Co., Ltd.	17,914	407,358

179

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
HLB Life Science Co., Ltd. (c)	2,084	$ 16,534
HLB, Inc. (b)(c)	17,240	870,540
Homecast Co., Ltd. (c)	18,940	72,441
HS Industries Co., Ltd.	38,372	332,024
Huchems Fine Chemical Corp.	23,347	417,695
Hugel, Inc. (c)	1,523	490,839
Humedix Co., Ltd.	1,261	24,616
Huons Co., Ltd.	3,680	130,291
Huons Global Co., Ltd.	2,474	58,430
Hyosung Advanced Materials Corp. (c)	2,190	225,198
Hyosung Chemical Corp.	1,938	273,813
Hyosung Corp.	6,344	444,449
Hyosung Heavy Industries Corp. (c)	4,974	130,780
Hyosung TNC Co., Ltd.	1,794	236,970
Hyundai Bioscience Co., Ltd. (c)	31,193	327,277
Hyundai Construction Equipment Co., Ltd.	7,616	201,200
Hyundai Corp.	2,583	42,973
Hyundai Department Store Co., Ltd.	4,528	295,646
Hyundai Electric & Energy System Co., Ltd. (c)	6,510	60,956
Hyundai Elevator Co., Ltd.	7,541	562,982
Hyundai Greenfood Co., Ltd.	38,247	374,109
Hyundai Home Shopping Network Corp. (b)	4,449	340,328
Hyundai Livart Furniture Co., Ltd.	14,148	162,043
Hyundai Marine & Fire Insurance Co., Ltd.	22,560	497,917
Hyundai Merchant Marine Co., Ltd. (c)	134,746	408,355
Hyundai Mipo Dockyard Co., Ltd.	9,246	348,614
Hyundai Rotem Co., Ltd. (c)	19,968	325,524
Hyundai Wia Corp.	5,956	253,945
Il Dong Pharmaceutical Co., Ltd.	9,299	118,944
Iljin Materials Co., Ltd. (c)	6,008	187,852
Ilyang Pharmaceutical Co., Ltd. (c)	9,028	152,083
Innocean Worldwide, Inc.	6,363	354,283
Innox Advanced Materials Co., Ltd. (c)	2,958	124,389
Inscobee, Inc. (c)	58,842	142,413
Insun ENT Co., Ltd. (c)	42,712	278,879
Interojo Co., Ltd.	4,150	87,951
iNtRON Biotechnology, Inc. (c)	16,303	153,333
IS Dongseo Co., Ltd.	6,586	165,455
ISC Co., Ltd.	1	8
Jahwa Electronics Co., Ltd.	25,536	218,822
JB Financial Group Co., Ltd.	162,420	763,115
Jeil Pharmaceutical Co., Ltd.	5,303	135,440
Jeju Air Co., Ltd.	5,620	114,876
Jenax, Inc. (c)	7,941	34,123
Jin Air Co., Ltd.	14,323	180,811
JW Pharmaceutical Corp.	6,815	156,680
JW Shinyak Corp.	12,059	42,292
Security Description	Shares	Value
JYP Entertainment Corp.	23,449	$ 422,460
Kangstem Biotech Co., Ltd. (c)	15,373	166,434
KC Co., Ltd.	6,291	69,687
KCC Corp.	1,958	356,848
KEPCO Engineering & Construction Co., Inc.	15,407	284,659
KEPCO Plant Service & Engineering Co., Ltd.	16,769	484,361
Kginicis Co., Ltd.	17,795	231,336
KGMobilians Co., Ltd.	12,165	66,309
Kiwi Media Group Co., Ltd. (c)(e)	677,509	84,961
KIWOOM Securities Co., Ltd.	7,738	439,251
KMW Co., Ltd. (b)(c)	11,815	720,071
Koh Young Technology, Inc.	5,251	390,264
Kolmar Korea Co., Ltd. (b)	9,986	352,305
Kolon Industries, Inc.	10,153	354,801
Kolon Life Science, Inc. (b)(c)	3,272	40,074
Komipharm International Co., Ltd. (b)(c)	17,826	182,559
KONA I Co., Ltd. (c)	1,205	18,133
Korea Electric Terminal Co., Ltd.	2,885	111,430
Korea Line Corp. (c)	7,397	136,667
Korea Petrochemical Ind Co., Ltd.	2,893	308,371
Korea Real Estate Investment & Trust Co., Ltd.	58,226	101,737
Korea United Pharm, Inc.	7,712	124,756
Korean Air Lines Co., Ltd.	14,866	284,606
Korean Reinsurance Co.	104,164	697,533
Kortek Corp.	8,645	90,703
KT Skylife Co., Ltd.	5,693	43,073
Kuk-il Paper Manufacturing Co., Ltd. (c)	34,084	136,917
Kumho Industrial Co., Ltd.	15,045	155,965
Kumho Petrochemical Co., Ltd.	4,610	275,949
Kumho Tire Co., Inc. (c)	55,467	199,396
Kwang Dong Pharmaceutical Co., Ltd.	19,463	109,832
L&F Co., Ltd. (b)	12,061	212,755
LB Semicon, Inc. (c)	11,366	76,017
LEENO Industrial, Inc.	7,517	351,294
LegoChem Biosciences, Inc. (c)	6,325	254,343
LF Corp.	2,462	41,577
LG International Corp.	26,436	379,031
Lock&Lock Co., Ltd.	3,789	39,437
Lotte Chilsung Beverage Co., Ltd.	3,010	348,522
LOTTE Fine Chemical Co., Ltd.	16,330	622,537
Lotte Food Co., Ltd.	752	276,621
LOTTE Himart Co., Ltd.	4,578	114,818
Lotte Non-Life Insurance Co., Ltd. (b)(c)	116,049	205,680
Lotte Tour Development Co., Ltd. (c)	7,797	73,006
LS Corp.	8,581	340,399
LS Industrial Systems Co., Ltd.	12,623	508,128
Lutronic Corp. (c)	11,369	75,942
Macrogen, Inc. (c)	4,779	92,691
Maeil Dairies Co., Ltd.	983	75,688

180

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
MagnaChip Semiconductor Corp. (b)(c)	26,586	$ 269,582
Mando Corp.	19,948	603,702
ME2ON Co., Ltd. (c)	43,260	249,546
Medipost Co., Ltd. (c)	9,492	217,828
Medy-Tox, Inc. (c)	1,781	536,169
Meerecompany, Inc.	344	10,181
Meritz Financial Group, Inc.	36,728	394,562
Meritz Fire & Marine Insurance Co., Ltd.	32,973	526,509
Mezzion Pharma Co., Ltd. (c)	3,641	375,013
Minwise Co., Ltd.	26,161	376,181
Mirae Asset Life Insurance Co., Ltd.	60,508	218,783
Mirae Corp. (b)(c)	240,455	34,375
Modetour Network, Inc.	7,885	100,198
Namhae Chemical Corp.	21,328	161,545
Nanomedics Co., Ltd. (b)(c)	26,439	141,462
Naturecell Co., Ltd. (c)	36,523	204,271
Neowiz (c)	7,133	92,133
NEPES Corp. (b)	10,820	268,657
NHN Entertainment Corp. (c)	9,443	491,827
NHN KCP Corp.	8,597	153,447
NICE Holdings Co., Ltd.	5,838	93,221
NICE Information Service Co., Ltd.	30,413	334,348
NongShim Co., Ltd.	3,163	659,757
OCI Co., Ltd.	7,659	445,011
OliX Pharmaceuticals, Inc. (c)	2,516	71,095
OptoElectronics Solutions Co., Ltd.	1,653	78,079
OPTRON-TEC, Inc. (b)	62,891	323,880
Orange Life Insurance, Ltd. (d)	9,362	211,714
Orion Holdings Corp.	13,506	179,530
Oscotec, Inc. (c)	11,519	183,453
Osstem Implant Co., Ltd. (c)	8,654	301,694
Paradise Co., Ltd.	27,833	430,473
Partron Co., Ltd.	7,856	84,067
Pearl Abyss Corp. (c)	2,781	460,342
Peptron, Inc. (c)	15,259	153,081
PharmAbcine (c)	2,516	74,566
Pharmicell Co., Ltd. (b)(c)	44,157	262,472
POLUS BioPharm, Inc. (c)(e)	21,662	22,184
Poongsan Corp.	18,086	337,180
Posco ICT Co., Ltd.	8,344	35,227
Posco International Corp.	4,939	78,865
Power Logics Co., Ltd. (c)	16,329	142,656
Prostemics Co., Ltd. (c)	5,514	17,195
PSK Holdings, Inc.	2	13
PSK, Inc. (c)	11,605	169,299
RFHIC Corp.	4,443	151,177
Sajo Industries Co., Ltd.	1,300	46,244
Sam Chun Dang Pharm Co., Ltd.	6,637	188,654
Sam Yung Trading Co., Ltd.	6,515	89,053
Samick THK Co., Ltd.	20,121	204,381
Samjin Pharmaceutical Co., Ltd.	11,189	235,725
Security Description	Shares	Value
Samwha Capacitor Co., Ltd.	4,049	$ 166,713
Samyang Holdings Corp.	4,349	218,150
Sangsangin Co., Ltd. (b)(c)	25,692	276,004
SeAH Steel Corp.	328	16,864
SeAH Steel Holdings Corp.	365	15,593
Seegene, Inc. (c)	34,144	582,316
Seobu T&D (c)	13,475	81,786
Seohan Co., Ltd.	161,986	176,050
Seoul Semiconductor Co., Ltd.	26,555	307,475
SFA Engineering Corp.	22,837	805,686
Shinsegae Information & Communication Co., Ltd.	2,875	284,820
Shinsegae International, Inc.	1,345	222,639
Shinsegae, Inc.	3,096	679,430
Shinsung E&G Co., Ltd. (b)(c)	225,161	174,497
Silicon Works Co., Ltd.	5,554	158,334
SillaJen, Inc. (c)	32,449	220,821
Sindoh Co., Ltd.	1,392	46,200
SK Bioland Co., Ltd.	4,303	47,665
SK Chemicals Co., Ltd.	4,317	163,491
SK Discovery Co., Ltd.	4,060	74,503
SK Gas, Ltd.	3,950	245,688
SK Materials Co., Ltd.	3,308	460,462
SK Networks Co., Ltd.	77,668	361,020
SK Securities Co., Ltd.	331,694	171,650
SKC Co., Ltd.	15,804	525,853
SKCKOLONPI, Inc. (b)	9,772	229,973
SL Corp.	4,174	83,749
SM Entertainment Co., Ltd. (c)	10,110	281,456
S-MAC Co., Ltd. (c)	217,100	139,754
Solid, Inc. (c)	14,895	75,711
Songwon Industrial Co., Ltd.	16,497	255,837
Soulbrain Co., Ltd. (b)	8,486	517,893
SPC Samlip Co., Ltd.	1,796	145,494
ST Pharm Co., Ltd.	9,148	133,455
STCUBE (c)	13,464	120,440
Studio Dragon Corp. (c)	2,505	143,035
Suheung Co., Ltd.	1,595	42,804
SundayToz Corp. (c)	1,030	13,605
Sungshin Cement Co., Ltd.	15,005	113,903
Synopex, Inc. (b)(c)	31,945	80,787
Taekwang Industrial Co., Ltd.	429	405,275
Taeyoung Engineering & Construction Co., Ltd.	49,641	551,959
Taihan Fiberoptics Co., Ltd. (c)	23,718	80,008
TechWing, Inc.	20,469	185,670
Tego Science, Inc. (c)	541	10,493
Telcon RF Pharmaceutical, Inc. (c)	43,034	179,706
Theragen Etex Co., Ltd. (c)	19,781	120,556
Tovis Co., Ltd.	7,917	42,956
Ubiquoss Holdings, Inc.	3,435	73,085
Union Semiconductor Equipment & Materials Co., Ltd.	55,972	198,404
UTI, Inc.	4,530	88,998
Value Added Technology Co., Ltd.	3,938	86,915
Vidente Co., Ltd. (c)	11,175	82,494

181

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Wave Electronics Co., Ltd. (c)	7,177	$ 129,902
Webzen, Inc. (c)	12,688	180,325
Wellbiotec Co., Ltd. (c)	29,228	61,088
WeMade Entertainment Co., Ltd.	6,225	160,029
Whanin Pharmaceutical Co., Ltd.	9,644	127,388
Wins Co., Ltd.	7,321	80,484
WiSoL Co., Ltd.	6,608	78,999
Wonik Holdings Co., Ltd. (c)	113,328	400,767
WONIK IPS Co., Ltd.	18,562	448,474
Woojeon Co., Ltd. (a)(c)	7,674	—
Woongjin Thinkbig Co., Ltd. (c)	8,667	17,390
Woori Technology Investment Co., Ltd. (b)	79,904	185,373
Woory Industrial Co., Ltd.	9,486	184,383
YG Entertainment, Inc. (b)	4,188	80,703
Yong Pyong Resort Co., Ltd.	43,897	275,239
Y-Optics Manufacture Co., Ltd. (c)	7,418	59,535
Young Poong Corp.	632	321,244
Youngone Corp.	11,338	338,391
Yuanta Securities Korea Co., Ltd. (c)	81,534	182,679
Yungjin Pharmaceutical Co., Ltd. (c)	58,930	230,567
Yuyang D&U Co., Ltd. (b)(c)	32,391	161,664
		78,937,221
SPAIN — 1.2%
Abengoa SA Class B (c)	13,666,924	153,467
Aedas Homes SAU (c)(d)	14,250	327,019
Amper SA (c)	735,981	208,214
Applus Services SA	60,071	779,324
Atresmedia Corp. de Medios de Comunicacion SA	57,450	221,341
Befesa SA (d)	12,004	429,246
Construcciones y Auxiliar de Ferrocarriles SA	12,872	584,477
Ence Energia y Celulosa SA (b)	60,810	231,370
Ercros SA (b)	70,769	158,779
Euskaltel SA (d)	52,139	463,262
Faes Farma SA	202,559	1,034,588
Global Dominion Access SA (c)(d)	47,598	191,479
Grupo Ezentis SA (b)(c)	331,087	174,881
Indra Sistemas SA (c)	37,414	323,863
Lar Espana Real Estate Socimi SA REIT	28,007	235,411
Let's GOWEX SA (a)(b)(c)	9,561	—
Liberbank SA	1,163,015	356,032
Melia Hotels International SA	18,755	145,580
Miquel y Costas & Miquel SA (b)	11,499	204,340
Neinor Homes SA (b)(c)(d)	26,993	363,139
Obrascon Huarte Lain SA (b)(c)	91,843	105,834
Pharma Mar SA (b)(c)	66,373	131,912
Promotora de Informaciones SA Class A (c)	305,521	436,333
Quabit Inmobiliaria SA (c)	28,430	24,950
Security Description	Shares	Value
Sacyr SA (b)	147,679	$ 378,349
Solaria Energia y Medio Ambiente SA (c)	44,974	279,475
Talgo SA (c)(d)	41,839	231,257
Tecnicas Reunidas SA (c)	22,113	543,385
Tubacex SA	91,279	259,230
Unicaja Banco SA (d)	400,573	318,794
		9,295,331
SWEDEN — 3.1%
AcadeMedia AB (c)(d)	32,774	152,001
Adapteo Oyj (c)	30,022	343,758
Alimak Group AB (d)	22,402	296,198
Arjo AB Class B	90,039	342,128
Attendo AB (d)	54,273	237,248
Avanza Bank Holding AB	56,355	459,683
Betsson AB	56,464	273,644
Bilia AB Class A	31,125	247,394
BioArctic AB (d)	12,396	77,852
BioGaia AB Class B	7,027	309,463
Biotage AB	40,536	421,763
Bonava AB Class B	42,345	480,207
Boozt AB (b)(c)(d)	22,235	153,553
Bravida Holding AB (d)	91,728	805,593
Bufab AB	25,748	269,208
Bure Equity AB	25,002	366,175
Cellavision AB	21,092	818,397
Clas Ohlson AB Class B	8,021	77,052
Climeon AB (b)(c)	11,456	82,144
Cloetta AB Class B	122,273	351,442
Collector AB (b)(c)	38,775	204,678
Coor Service Management Holding AB (d)	48,546	420,673
Duni AB	18,720	213,624
Dustin Group AB (b)(d)	40,960	328,067
Fingerprint Cards AB Class B (b)(c)	175,851	356,991
Granges AB	41,205	421,180
Haldex AB	49,142	250,904
Hansa Biopharma AB (c)	15,647	206,247
Hembla AB (c)	16,162	354,237
Hemfosa Fastigheter AB	51,170	518,874
HIQ International AB	35,726	176,956
Hoist Finance AB (c)(d)	28,835	163,939
Immunovia AB (c)	5,303	85,218
Instalco Intressenter AB	35,460	364,260
Inwido AB	34,398	185,422
JM AB (b)	36,526	934,683
Karo Pharma AB (b)(c)	91,599	349,733
Klovern AB Class B	210,802	393,854
KNOW IT AB	26,073	487,403
Kungsleden AB	90,632	824,082
LeoVegas AB (b)(d)	71,844	264,004
Lindab International AB	58,778	600,206
Mekonomen AB (c)	16,411	138,119
Minesto AB (c)	44,283	82,421
MIPS AB	6,413	108,925

182

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Modern Times Group MTG AB Class B (c)	24,391	$ 202,379
Munters Group AB (c)(d)	58,191	250,942
Mycronic AB	33,908	420,395
NCC AB Class B (b)	47,522	792,666
NetEnt AB	104,293	321,933
New Wave Group AB Class B	105,515	602,044
Nobia AB	58,641	340,556
Nobina AB (d)	54,237	339,528
Nolato AB Class B	13,414	716,940
Nordic Entertainment Group AB Class B	19,099	452,215
Oncopeptides AB (b)(c)(d)	15,864	188,616
Paradox Interactive AB (b)	16,862	227,750
PowerCell Sweden AB (c)	10,671	120,253
Ratos AB Class B	73,087	186,134
RaySearch Laboratories AB (c)	15,704	256,671
Recipharm AB Class B	28,225	378,930
Resurs Holding AB (d)	56,077	332,795
Samhallsbyggnadsbolaget i Norden AB	106,369	228,811
SAS AB (b)(c)	96,966	123,671
Scandi Standard AB	32,209	225,709
Scandic Hotels Group AB (d)	34,146	274,011
SkiStar AB	23,987	306,908
SpectraCure AB (c)	29,013	68,459
Stillfront Group AB (c)	6,384	168,168
Storytel AB (c)	10,193	110,927
Tethys Oil AB	34,621	275,710
Tobii AB (b)(c)	43,956	162,910
Troax Group AB	20,991	212,426
Vitrolife AB	47,089	771,075
		24,059,135
SWITZERLAND — 2.2%
AC Immune SA (b)(c)	32,439	160,573
ALSO Holding AG	2,853	408,001
APG SGA SA	326	88,272
Arbonia AG (b)	22,441	269,612
Aryzta AG (b)(c)	513,776	391,586
Ascom Holding AG	23,235	240,937
Autoneum Holding AG (b)	1,570	172,721
Bachem Holding AG Class B	4,000	572,833
Basilea Pharmaceutica AG (c)	3,932	172,477
Bell Food Group AG	895	243,238
Bobst Group SA (b)	3,062	157,376
Bossard Holding AG Class A	2,200	303,144
Burckhardt Compression Holding AG	1,529	383,343
Coltene Holding AG	2,554	208,490
Comet Holding AG	3,749	323,336
Conzzeta AG	91	79,305
Feintool International Holding AG (b)	2,426	137,704
GAM Holding AG (c)	97,957	392,948
Gurit Holding AG	260	348,353
Huber + Suhner AG	6,924	445,791
Security Description	Shares	Value
Implenia AG (b)	9,097	$ 341,930
Inficon Holding AG	1,039	674,154
Interroll Holding AG	452	838,590
Intershop Holding AG	277	149,730
Kardex AG	4,493	620,905
Komax Holding AG (b)	2,430	511,759
LEM Holding SA	297	354,440
Leonteq AG (c)	4,016	133,551
Medartis Holding AG (c)(d)	3,240	145,567
Metall Zug AG Class B	153	311,478
Meyer Burger Technology AG (c)	58,388	23,972
Mobilezone Holding AG	20,208	199,212
Mobimo Holding AG	3,420	967,196
Orior AG	6,345	542,775
Phoenix Mecano AG (b)	498	194,775
Rieter Holding AG	1,614	231,462
Schweiter Technologies AG	588	560,786
Schweizerische Nationalbank (b)	44	245,339
Sensirion Holding AG (b)(c)(d)	4,424	195,878
Siegfried Holding AG	1,245	490,059
Swissquote Group Holding SA	6,086	253,291
u-blox Holding AG	4,055	292,794
Valiant Holding AG	7,299	726,130
Valora Holding AG	5,120	1,388,918
Vetropack Holding AG	146	386,542
Ypsomed Holding AG	2,049	264,665
Zehnder Group AG	2,838	113,702
Zur Rose Group AG (b)(c)	2,863	254,100
		16,913,740
UNITED ARAB EMIRATES — 0.0% (f)
Borr Drilling, Ltd. (b)(c)	38,553	199,852
UNITED KINGDOM — 8.9%
888 Holdings PLC	178,998	339,912
A.G. Barr PLC	50,783	362,337
AA PLC	377,248	278,930
AJ Bell PLC	88,730	452,129
Allied Minds PLC (c)	110,695	71,751
Amigo Holdings PLC (d)	86,500	72,271
Anglo Pacific Group PLC	136,423	331,185
AO World PLC (b)(c)	90,573	77,571
Arrow Global Group PLC (b)	97,519	260,775
Ascential PLC (d)	153,276	715,863
Assura PLC REIT	1,570,520	1,379,905
Aston Martin Lagonda Global Holdings PLC (c)(d)	41,624	269,905
Autolus Therapeutics PLC (b)(c)	12,900	160,218
Avon Rubber PLC	18,705	383,094
Balfour Beatty PLC	235,504	644,269
Biffa PLC (d)	154,635	450,666
Big Yellow Group PLC REIT	85,799	1,098,535
BMO Commercial Property Trust	309,321	444,451
Bodycote PLC	47,791	421,967
Bovis Homes Group PLC	77,728	1,067,036
Brewin Dolphin Holdings PLC	180,343	704,046

183

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Cairn Energy PLC (c)	372,937	$ 881,915
Capital & Counties Properties PLC	332,939	964,980
Capital & Regional PLC REIT	60,262	14,852
Card Factory PLC	219,933	454,777
Charter Court Financial Services Group PLC (d)	63,303	235,975
Chemring Group PLC	111,172	269,611
Civitas Social Housing PLC REIT	143,056	152,665
Clarkson PLC	13,340	402,752
CMC Markets PLC (d)	40,998	53,553
Coats Group PLC	631,257	578,367
Costain Group PLC	58,184	111,996
Countryside Properties PLC (d)	121,494	503,049
Cranswick PLC	10,961	398,193
Crest Nicholson Holdings PLC	148,656	694,285
CYBG PLC	415,054	582,261
Devro PLC	169,598	396,674
Dixons Carphone PLC	445,222	652,615
Domino's Pizza Group PLC	292,140	917,650
Drax Group PLC	228,858	778,944
EI Group PLC (c)	474,862	1,645,504
Elementis PLC	288,657	526,098
Empiric Student Property PLC REIT	399,063	458,817
Endava PLC (c)	2,200	83,270
EnQuest PLC (c)	780,245	183,934
Equiniti Group PLC (d)	218,390	582,918
Essentra PLC	168,568	884,083
FDM Group Holdings PLC	18,381	167,390
Firstgroup PLC (c)	573,131	971,120
Forterra PLC (d)	111,866	392,190
Funding Circle Holdings PLC (c)(d)	112,496	131,697
Future PLC	46,342	700,135
Galliford Try PLC	60,547	499,528
Games Workshop Group PLC	13,597	790,863
Genel Energy PLC	119,571	272,003
Go-Ahead Group PLC	19,249	477,732
Gocompare.Com Group PLC	183,330	181,864
Grainger PLC	272,636	826,484
Gulf Keystone Petroleum, Ltd.	175,039	493,954
Gym Group PLC (d)	68,443	212,964
Halfords Group PLC	94,283	197,747
Hammerson PLC REIT	359,768	1,257,318
Hansteen Holdings PLC REIT	366,608	417,436
Hastings Group Holdings PLC (d)	98,576	250,239
Helical PLC	45,064	216,021
Hill & Smith Holdings PLC	41,519	639,548
Hunting PLC	71,095	401,606
Ibstock PLC (d)	227,018	660,779
Indivior PLC (c)	339,234	202,832
IntegraFin Holdings PLC	122,457	597,579
International Personal Finance PLC	118,674	162,036
Intu Properties PLC REIT (b)	462,979	252,972
Security Description	Shares	Value
ITE Group PLC	199,780	$ 209,999
J D Wetherspoon PLC	89,426	1,708,094
John Menzies PLC	66,870	332,912
Johnston Press PLC (a)(c)	358	—
JPJ Group PLC (c)	44,992	408,619
Jupiter Fund Management PLC	149,060	652,822
Just Group PLC (c)	513,815	334,949
Kainos Group PLC	14,623	81,450
Keller Group PLC	61,233	427,843
Kier Group PLC	2,842	4,091
Lancashire Holdings, Ltd.	111,986	1,020,512
Lb-shell PLC (a)(c)	571	—
Lookers PLC	142,730	99,200
Luxfer Holdings PLC	9,681	150,830
LXI REIT PLC	223,873	359,194
Marshalls PLC	113,111	922,740
Marston's PLC	234,730	357,233
McCarthy & Stone PLC (d)	290,407	519,267
Metro Bank PLC (b)(c)	80,681	198,846
Mitchells & Butlers PLC (c)	116,556	550,110
Mitie Group PLC	126,574	228,350
Morgan Advanced Materials PLC	195,170	626,283
Morgan Sindall Group PLC	25,364	380,699
N Brown Group PLC	62,347	86,050
NCC Group PLC	39,597	85,002
NewRiver REIT PLC (b)	248,122	594,399
Northern Drilling, Ltd. (c)	21,506	57,517
Northgate PLC	53,123	216,029
NuCana PLC ADR (b)(c)	8,300	60,092
On the Beach Group PLC (d)	81,924	385,042
OneSavings Bank PLC	115,715	526,748
Orchard Therapeutics PLC (c)	32,500	386,100
Oxford Biomedica PLC (c)	36,790	244,816
Pagegroup PLC	103,033	557,641
Paragon Banking Group PLC	142,676	848,154
Pendragon PLC	107,346	12,104
Petrofac, Ltd.	103,832	512,192
Pets at Home Group PLC	337,275	865,329
Photo-Me International PLC	114,739	136,161
Picton Property Income, Ltd. (c)	190,782	206,418
Playtech PLC	120,282	632,025
Polypipe Group PLC	124,168	620,617
Premier Oil PLC (b)(c)	388,119	372,771
Primary Health Properties PLC REIT	339,406	554,599
Provident Financial PLC	118,504	594,644
PZ Cussons PLC	211,652	528,158
QinetiQ Group PLC	306,905	1,092,238
Rathbone Brothers PLC	27,190	743,838
RDI REIT PLC	127,409	171,451
Regional REIT, Ltd. (d)	192,758	244,662
Renewi PLC	316,597	117,823
Restaurant Group PLC	223,025	390,813
RPS Group PLC	69,550	126,331
Sabre Insurance Group PLC (d)	127,295	462,753
Safestore Holdings PLC REIT	124,315	1,024,097

184

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
Saga PLC	208,255	$ 129,599
Sanne Group PLC	87,091	582,760
Savills PLC	61,156	663,190
Schroder Real Estate Investment Trust, Ltd.	613,579	418,887
Seadrill, Ltd. (b)(c)	29,500	61,950
Senior PLC	459,735	1,062,813
SIG PLC	287,415	445,206
Sirius Minerals PLC (b)(c)	3,100,145	152,201
Sole Realisation Co. PLC (a)(c)	16,733	—
Spire Healthcare Group PLC (d)	108,868	149,720
Spirent Communications PLC	211,412	517,399
Sports Direct International PLC (c)	85,981	295,825
St Modwen Properties PLC	131,492	703,243
Stagecoach Group PLC	293,840	484,126
SThree PLC	22,217	82,955
Stobart Group, Ltd.	218,383	340,697
Superdry PLC	26,239	133,217
Synthomer PLC	46,457	185,716
TalkTalk Telecom Group PLC	431,794	558,705
Ted Baker PLC	21,300	254,343
Telecom Plus PLC	37,191	563,715
Thomas Cook Group PLC (a)(b)	442,364	—
Triple Point Social Housing REIT PLC (d)	193,929	224,162
Tyman PLC	125,922	373,968
U & I Group PLC	91,259	176,110
UK Commercial Property REIT, Ltd.	176,387	182,584
Ultra Electronics Holdings PLC	41,992	1,046,319
Vectura Group PLC (c)	182,903	193,386
Vesuvius PLC	30,059	168,688
Victrex PLC	29,108	774,070
William Hill PLC	398,748	922,069
Workspace Group PLC REIT	21,761	258,105
		69,906,976
UNITED STATES — 1.0%
Alacer Gold Corp. (c)	246,114	994,494
Argonaut Gold, Inc. (c)	42,900	68,044
Civeo Corp. (c)	105,531	134,024
Cott Corp.	39,600	494,103
DHT Holdings, Inc.	66,800	410,820
Energy Fuels, Inc. (b)(c)	38,100	73,668
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	19,857	—
Hudson, Ltd. Class A (c)	20,664	253,547
IMAX Corp. (c)	38,884	853,504
MeiraGTx Holdings PLC (b)(c)	7,500	119,625
Myovant Sciences, Ltd. (b)(c)	16,400	85,280
Nabriva Therapeutics PLC (b)(c)	32,300	64,600
New Pride Corp. (c)	9,128	9,806
Nordic American Tankers, Ltd. (b)	104,653	226,050
Oxford Immunotec Global PLC (c)	20,107	334,379
Quotient, Ltd. (b)(c)	41,937	325,850
Security Description	Shares	Value
Reliance Worldwide Corp., Ltd.	334,341	$ 908,750
Sims Metal Management, Ltd. (b)	90,333	633,621
Stratasys, Ltd. (b)(c)	34,238	729,441
TI Fluid Systems PLC (d)	97,638	232,216
Tucows, Inc. Class A (b)(c)	8,358	452,669
Viemed Healthcare, Inc. (c)	12,300	84,911
		7,489,402
TOTAL COMMON STOCKS (Cost $845,029,139)		778,105,612

RIGHTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Superloop, Ltd. (expiring 10/14/19) (c) (e)	18,502	2,246
CANADA — 0.0% (f)
Pan American Silver Corp. (CVR) (expiring 02/22/29) (c) (e)	180,773	68,268
SINGAPORE — 0.0% (f)
Chip Eng Seng Corp., Ltd. (expiring 10/10/19) (c)	112,350	81
ESR-REIT (expiring 10/04/19) (c) (e)	81,339	1,177
Keppel DC REIT (expiring 10/07/19) (c) (e)	35,382	5,117
Manulife US Real Estate Investment Trust (expiring 10/10/19) (c) (e)	40,110	1,203
		7,578
SOUTH KOREA — 0.0% (f)
CosmoAM&T Co., Ltd. (expiring 10/24/19) (b) (c) (e)	4,520	3,552
SWEDEN — 0.0% (f)
Karo Pharma AB (expiring 10/19/19) (c) (e)	274,797	15,861
TOTAL RIGHTS (Cost $56,757)		97,505
WARRANTS — 0.0% (f)
FRANCE — 0.0% (f)
CGG SA (expiring 02/21/22) (c)	533	128
CGG SA (expiring 02/21/23) (c)	1,729	188
		316
SINGAPORE — 0.0% (f)
Ezion Holdings, Ltd. (expiring 04/16/23) (b) (c) (e)	389,064	—
Ezion Holdings, Ltd. (expiring 04/24/20) (a) (b) (c)	115,305	—
		0

185

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

Security Description	Shares	Value
UNITED STATES — 0.0% (f)
Boart Longyear, Ltd. (expiring 09/13/24) (c)	50	$ —
TOTAL WARRANTS (Cost $0)		316
SHORT-TERM INVESTMENTS — 8.7%
State Street Institutional Liquid Reserves Fund, Premier Class 2.03% (h) (i)	2,808,634	2,808,915
State Street Navigator Securities Lending Portfolio III (j) (k)	65,464,495	65,464,495
TOTAL SHORT-TERM INVESTMENTS (Cost $68,273,410)		68,273,410
TOTAL INVESTMENTS — 107.6% (Cost $913,359,306)		846,476,843
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.6)%		(59,669,056)
NET ASSETS — 100.0%		$ 786,807,787
(a)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2019, total aggregate fair value of these securities is $284,948, representing less than 0.05% of the Fund's net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2019.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.3% of net assets as of September 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2019, total aggregate fair value of these securities is $731,964 representing 0.1% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

186

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$777,186,124	$634,540	$284,948	$778,105,612
Rights	81	97,424	—	97,505
Warrants	316	0(a)	0(b)	316
Short-Term Investments	68,273,410	—	—	68,273,410
TOTAL INVESTMENTS	$845,459,931	$731,964	$284,948	$846,476,843
(a)	Fund held a Level 2 security that was valued at $0 at September 30, 2019.
(b)	Fund held a Level 3 security that was valued at $0 at September 30, 2019.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 4,094,475	$ 1,285,543	$(17)	$—	2,808,634	$ 2,808,915	$ 2,145
State Street Institutional U.S. Government Money Market Fund, Class G Shares	116,772	116,772	48,680,956	48,797,728	—	—	—	—	35,114
State Street Navigator Securities Lending Government Money Market Portfolio	80,083,724	80,083,724	71,544,903	151,628,627	—	—	—	—	1,094,979
State Street Navigator Securities Lending Portfolio III	—	—	128,938,678	63,474,183	—	—	65,464,495	65,464,495	806,266
Total		$80,200,496	$253,259,012	$265,186,081	$(17)	$—		$68,273,410	$1,938,504
187

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	December 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	December 5, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	December 5, 2019